         FRANK RUSSELL INVESTMENT
         COMPANY

         Frank Russell Investment Company
         is a "series mutual fund" with 28
         different investment portfolios.
         These financial statements report
         on seven Funds, each of which has
         distinct investment objectives and
         strategies.


         FRANK RUSSELL INVESTMENT
         MANAGEMENT COMPANY

         Responsible for overall management
         and administration of the Funds.


         FRANK RUSSELL COMPANY

         Consultant to Frank Russell
         Investment Management Company.

                         FRANK RUSSELL INVESTMENT COMPANY

                                  SPECIALTY FUNDS

                                 SEMIANNUAL REPORT

                             JUNE 30, 1998 (UNAUDITED)



                                 TABLE OF CONTENTS

                                                                     Page

     Letter to Our Clients . . . . . . . . . . . . . . . . . . . . .   1

     Real Estate Securities Fund . . . . . . . . . . . . . . . . . .   2

     Emerging Markets Fund . . . . . . . . . . . . . . . . . . . . .  10

     Equity T Fund . . . . . . . . . . . . . . . . . . . . . . . . .  24

     Limited Volatility Tax Free Fund. . . . . . . . . . . . . . . .  32

     Money Market Fund . . . . . . . . . . . . . . . . . . . . . . .  44

     U.S. Government Money Market Fund . . . . . . . . . . . . . . .  52

     Tax Free Money Market Fund. . . . . . . . . . . . . . . . . . .  58

     Notes to Financial Statements . . . . . . . . . . . . . . . . .  71

     Manager, Money Managers and Service Providers . . . . . . . . .  80



FRANK RUSSELL INVESTMENT COMPANY - SPECIALTY FUNDS
Copyright -C- Frank Russell Company 1998. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and, except for a money market fund, the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. An investment in a money market fund is neither insured nor guaranteed by the US government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Income from tax-free funds may be subject to an alternative minimum tax, or state and local taxes. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

TO OUR CLIENTS

We are pleased to present the Frank Russell Investment Company 1998 Semiannual Report. This report covers information on seven of the Funds and represents the Funds' first six months of our seventeenth year in operation.

We remain committed to providing our clients with superior investment solutions through the benefits of multi-manager, multi-style diversification used in structuring our Funds. The commitment proved worthwhile in the first six months of 1998, as our Funds, in general, provided solid returns as compared to their respective benchmarks and attracted many new investors, both creating significant growth in assets.

Frank Russell Investment Management Company (FRIMCo) continuously evaluates the Funds we offer our clients. Each of these Funds is carefully monitored by Russell investment professionals to ensure that the most appropriate investment advisors and strategies are utilized within each Fund. The advisors are monitored by FRIMCo, using the expertise and advice of the Investment Policy and Research group of Frank Russell Company.

Since the close of 1997, we have implemented changes in our Funds' structure which we believe will benefit current and potential investors. The former Class C shares of the Russell Funds have been renamed Russell Fund Class E shares, and their fee structure now aligns with the Russell LifePoints-Registered Trademark-Funds' Class E shares. Additionally, the Russell LifePoints-Registered Trademark- Funds' Class D shares were opened for investment in March 1998.

We are also pleased to announce FRIMCo has retained Boston Financial Data Services (BFDS) to assist in the transfer agent process, effective June 1998. We anticipate this change will enhance the level of services provided to our clients.

Thank you for your continued confidence and investment with Frank Russell Investment Company. We look forward to the remainder of 1998 and continuing to earn your support.

Sincerely,


/s/ George F. Russell, Jr.              /s/ Lynn L. Anderson

George F. Russell, Jr.                  Lynn L. Anderson
Chairman                                President and Chief Executive Officer
Frank Russell Investment Company        Frank Russell Investment Company

REAL ESTATE SECURITIES FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------
COMMON STOCKS (B) - 93.1%
APARTMENTS - 14.8%
Apartment Investment &
  Management Co. Class A                                 464,915     $   18,364
Avalon Bay Communities, Inc.                             441,323         16,770
Camden Property Trust                                    192,779          5,735
Equity Residential Properties Trust                      110,000          5,218
Essex Property Trust, Inc.                               222,000          6,882
Irvine Apartment Communities, Inc.                       171,500          4,963
Merry Land & Investment Company, Inc.                     74,900          1,578
Mid-America Apartment Communities, Inc.                   42,900          1,129
Post Properties, Inc.                                    203,096          7,819
Security Capital Atlantic, Inc.                          278,574          6,216
Security Capital Pacific Trust                           426,400          9,594
Smith (Charles E.) Residential Realty, Inc.              272,000          8,704
Summit Properties, Inc.                                  175,700          3,327
United Dominion Realty Trust                              47,138            654
                                                                     ----------

                                                                         96,953
                                                                     ----------

HEALTH CARE - 4.2%
American Retirement Corp. (a)                            195,700          3,474
Health Care Property Investors, Inc.                      23,700            855
Healthcare Realty Trust, Inc.                            164,300          4,477
Meditrust Cos.                                           422,600         11,806
Sunrise Assisted Living, Inc. (a)                        197,600          6,793
                                                                     ----------

                                                                         27,405
                                                                     ----------

HOTELS/LEISURE - 6.8%
Boykin Lodging Company                                    87,400          1,895
FelCor Suite Hotels, Inc.                                115,700          3,630
RFS Hotel Investors, Inc.                                 88,700          1,685
Starwood Lodging Trust                                   777,500         37,563
                                                                     ----------

                                                                         44,773
                                                                     ----------

LEASING - 0.3%
CCA Prison Realty Trust                                   13,600            417
Entertainment Properties Trust                            71,800          1,310
                                                                     ----------

                                                                          1,727
                                                                     ----------

OFFICE/INDUSTRIAL - 37.4%
AMB Property Corp.                                       100,100          2,452
Arden Realty Group, Inc.                                 812,400         21,021
Bedford Property Investors, Inc.                          97,600          1,781
Brandywine Realty Trust                                  224,400          5,021
Cabot Industrial Trust                                    73,100          1,563
CarrAmerica Realty Corp.                                 144,950          4,113
CenterPoint Properties Corp.                             163,500          5,406
Cornerstone Properties, Inc.                               8,100            143
Cousins Properties, Inc.                                 257,000          7,678
Crescent Operating, Inc. (a)                              47,900            805
Crescent Real Estate Equities, Inc.                      814,000         27,371
Equity Office Properties Trust                           248,448          7,050
First Industrial Realty Trust, Inc.                      451,700         14,370
Highwoods Properties, Inc.                               703,100         22,719
Kilroy Realty Corp.                                      164,400          4,110
Liberty Property Trust                                   199,900          5,110
Mack-Cali Realty Corp.                                   782,400         26,895
Meridan Industrial Trust, Inc.                           116,800          2,686
Pacific Gulf Properties, Inc.                             99,000          2,141
Prentiss Properties Trust                                163,900          3,985
Reckson Associates Realty Corp.                          495,600         11,709
Reckson Services Industries, Inc. (a)                    211,296            700
Security Capital Group, Inc.
  1998 Warrant (a)                                        23,808              8
Security Capital Group, Inc. Class B (a)                  84,900          2,260
Security Capital Industrial Trust                        681,318         17,033
SL Green Realty Corp.                                    259,600          5,841
Spieker Properties, Inc.                                 466,800         18,088
St. Joe Co. (The)                                        242,400          6,636
Tower Realty Trust, Inc.                                  47,200          1,056
TriNet Corporate Realty Trust, Inc.                      269,600          9,166
Trizec Hahn Corp.                                        124,200          2,662
Weeks Corp.                                              103,300          3,267
                                                                     ----------

                                                                        244,846
                                                                     ----------

OUTLET CENTERS - 1.8%
Prime Retail, Inc.                                       472,500          5,640
Tanger Factory Outlet Centers, Inc.                      195,300          6,189
                                                                     ----------

                                                                         11,829
                                                                     ----------

REGIONAL MALLS - 11.1%
CBL & Associates Properties, Inc.                         52,700          1,278
General Growth Properties                                523,000         19,547
J.P. Realty, Inc.                                        216,200          5,094
Macerich Co. (The)                                       417,800         12,247
Rouse Co. (The)                                          584,100         18,363
Simon DeBartolo Group, Inc.                              341,300         11,092
Taubman Centers, Inc.                                    290,400          4,138
Urban Shopping Centers, Inc.                              28,500            898
                                                                     ----------

                                                                         72,657
                                                                     ----------


2  Real Estate Securities Fund                                   Specialty Funds

REAL ESTATE SECURITIES FUND

June 30, 1998 (Unaudited)

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------
SELF STORAGE - 3.3%
Public Storage, Inc.                                     672,400     $   18,827
Shurgard Storage Centers, Inc.                           114,600          3,180
                                                                     ----------

                                                                         22,007
                                                                     ----------

SHOPPING CENTERS - 13.4%
Bradley Real Estate, Inc.                                210,800          4,453
Developers Diversified Realty Corp.                      407,800         15,981
Glimcher Realty Trust                                    283,000          5,501
Kimco Realty Corp.                                       382,800         15,695
Kranzco Realty Trust                                     106,400          1,962
Pan Pacific Retail Properties, Inc.                      434,300          8,414
Philips International Realty Corp.                        93,100          1,536
Vornado Realty Trust                                     857,100         34,016
                                                                     ----------

                                                                         87,558
                                                                     ----------

TOTAL COMMON STOCKS
(cost $ 545,462)                                                        609,755
                                                                     ----------


                                                       PRINCIPAL        MARKET
                                                        AMOUNT          VALUE
                                                        (000)           (000)
                                                      ----------     ----------
SHORT-TERM INVESTMENT - 4.7%
Frank Russell Investment Company
  Money Market Fund,
  due on demand (c)                                   $   30,493     $   30,493
                                                                     ----------

TOTAL SHORT-TERM INVESTMENT
(cost $30,493 )                                                          30,493
                                                                     ----------

TOTAL INVESTMENTS
(identified cost $575,955)(d) - 97.8%                                   640,248

OTHER ASSETS AND LIABILITIES,
NET - 2.2%                                                               14,620
                                                                     ----------

NET ASSETS - 100%                                                    $  654,868
                                                                     ----------
                                                                     ----------


(a)  Nonincome-producing security.
(b) All common stocks held are Real Estate Investment Trusts (REIT) with the exception of the following:
         American Retirement Corp.
         Crescent Operating, Inc.
         Security Capital Group, Inc. Class B
         St. Joe Co. (The)
         Sunrise Assisted Living, Inc.
         Trizec Hahn Corp.
(c)  At cost, which approximates market.
(d)  See Note 2 for federal income tax information.


        The accompanying notes are an integral part of the financial statements.

Specialty Funds                                   Real Estate Securities Fund  3

REAL ESTATE SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998 (Unaudited)

                                                                                                                  Amounts in
                                                                                                              thousands (except
                                                                                                              per share amount)
ASSETS
Investments at market (identified cost $575,955)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .      $      640,248
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,402
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              11,706
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,160
Short-term investments held as collateral for securities loaned, at market (Note 3). . . . . . . . . . .              23,834
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             681,350

LIABILITIES
Payables:
  Investments purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          657
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,502
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 436
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  53
Payable upon return of securities loaned, at market (Note 3) . . . . . . . . . . . .              23,834
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              26,482
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      654,868
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        7,872
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              12,489
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . .              64,293
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 230
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             569,984
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      654,868
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  Class S ($654,468,853 divided by 22,951,732 shares of $.01 par value
     shares of beneficial interest outstanding)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        28.52
                                                                                                              --------------
                                                                                                              --------------
  Class E ($398,801 divided by 14,119 shares of $.01 par value
     shares of beneficial interest outstanding)(Note 1)  . . . . . . . . . . . . . . . . . . . . . . . .      $        28.25
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.

4  Real Estate Securities Fund                                   Specialty Funds

REAL ESTATE SECURITIES FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1998 (Unaudited)

                                                                                                                 Amounts
                                                                                                               in thousands
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       15,441
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 947
                                                                                                              --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              16,388

EXPENSES (Notes 1, 2 and 4):
  Management fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        2,652
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  63
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 168
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   9
  Registration fees - Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . .                  42
  Distribution fees - Class E. . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
  Shareholder servicing fees - Class E . . . . . . . . . . . . . . . . . . . . . . .                   1
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  20
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,958
                                                                                                              --------------

Net Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              13,430
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              13,678
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .             (61,841)
                                                                                                              --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (48,163)
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $      (34,733)
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.

Specialty Funds                                   Real Estate Securities Fund  5

REAL ESTATE SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                Amounts in thousands

                                                                                         FOR THE SIX
                                                                                         MONTHS ENDED        FOR THE YEAR
                                                                                        JUNE 30, 1998           ENDED
                                                                                         (UNAUDITED)       DECEMBER 31, 1997
                                                                                       -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $          13,430   $          23,853
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              13,678              44,736
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .             (61,841)             27,721
                                                                                       -----------------   -----------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .             (34,733)             96,310
                                                                                       -----------------   -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
     Class S . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (5,541)            (24,656)
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (8)                 (9)
  In excess of net investment income
     Class S . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  --                  (9)
  Net realized gain on investments
     Class S . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (9,488)            (40,156)
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (6)                (25)
                                                                                       -----------------   -----------------

       Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . .             (15,043)            (64,855)
                                                                                       -----------------   -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6). . . .              88,773             138,695
                                                                                       -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .              38,997             170,150

NET ASSETS
  Beginning of Period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             615,871             445,721
                                                                                       -----------------   -----------------
  End of Period (including undistributed net investment income of
     $7,872 and accumulated distributions in excess of net
     investment income of $9, respectively). . . . . . . . . . . . . . . . . . . . .   $         654,868   $         615,871
                                                                                       -----------------   -----------------
                                                                                       -----------------   -----------------


        The accompanying notes are an integral part of the financial statements.

6  Real Estate Securities Fund                                   Specialty Funds

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                                       YEAR ENDED DECEMBER 31,
                                                             --------------------------------------------------------------------
                                                1998*          1997           1996           1995           1994           1993
                                              --------       --------       --------       --------       --------       --------
NET ASSET VALUE, BEGINNING OF PERIOD . . . .  $  30.86       $  29.19       $  23.51       $  22.53       $  22.76       $  21.50
                                              --------       --------       --------       --------       --------       --------

INCOME FROM INVESTMENT OPERATIONS:
 Net investment income . . . . . . . . . . .        60           1.36           1.39           1.32           1.25           1.05
 Net realized and unrealized gain (loss)
   on investments. . . . . . . . . . . . . .     (2.22)          3.93           6.89           1.03            .40           2.68
                                              --------       --------       --------       --------       --------       --------

   Total Income From Investment
     Operations. . . . . . . . . . . . . . .     (1.62)          5.29           8.28           2.35           1.65           3.73
                                              --------       --------       --------       --------       --------       --------

LESS DISTRIBUTIONS:
 Net investment income . . . . . . . . . . .      (.26)         (1.41)         (1.34)         (1.35)         (1.23)         (1.04)
 Net realized gain on investments. . . . . .      (.46)         (2.21)         (1.26)            --           (.45)         (1.43)
 In excess of net realized gain on
   investments . . . . . . . . . . . . . . .        --             --             --             --           (.20)            --
 Tax return of capital . . . . . . . . . . .        --             --             --           (.02)            --             --
                                              --------       --------       --------       --------       --------       --------

   Total Distributions . . . . . . . . . . .      (.72)         (3.62)         (2.60)         (1.37)         (1.88)         (2.47)
                                              --------       --------       --------       --------       --------       --------

NET ASSET VALUE, END OF PERIOD . . . . . . .  $  28.52       $  30.86       $  29.19       $  23.51       $  22.53       $  22.76
                                              --------       --------       --------       --------       --------       --------
                                              --------       --------       --------       --------       --------       --------

TOTAL RETURN (%)(a). . . . . . . . . . . . .     (5.35)         18.99          36.81          10.87           7.24          17.42

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($000 omitted). .   654,469        615,483        445,619        290,990        209,208        145,167

 Ratios to average net assets (%)(b):
   Operating expenses. . . . . . . . . . . .       .94           1.02           1.04           1.04           1.05           1.11
   Net investment income . . . . . . . . . .      4.28           4.57           5.64           6.10           5.65           4.52

 Portfolio turnover rate (%)(b). . . . . . .     44.73          49.40          51.75          23.49          45.84          58.38


*    For the six months ended June 30, 1998 (unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1998 are annualized.


Specialty Funds                                   Real Estate Securities Fund  7

REAL ESTATE SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                                    YEAR ENDED DECEMBER 31,
                                                                                    -----------------------
                                                                              1998*          1997          1996**
                                                                            --------       --------       --------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . .  $  31.02       $  29.18       $  26.67
                                                                            --------       --------       --------

INCOME FROM INVESTMENT OPERATIONS:
 Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . .       .57           1.14            .24
 Net realized and unrealized gain (loss) on investments. . . . . . . . . .     (2.29)          3.95           3.85
                                                                            --------       --------       --------

   Total Income From Investment Operations . . . . . . . . . . . . . . . .     (1.72)          5.09           4.09
                                                                            --------       --------       --------

LESS DISTRIBUTIONS:
 Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . .      (.59)         (1.04)          (.32)
 Net realized gain on investments. . . . . . . . . . . . . . . . . . . . .      (.46)         (2.21)         (1.26)
                                                                            --------       --------       --------

   Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . .     (1.05)         (3.25)         (1.58)
                                                                            --------       --------       --------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . .  $  28.25       $  31.02       $  29.18
                                                                            --------       --------       --------
                                                                            --------       --------       --------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . .     (5.65)         18.20          15.75(b)

RATIOS/SUPPLEMENTAL DATA:
 Net Assets, end of period ($000 omitted). . . . . . . . . . . . . . . . .       399            388            101

 Ratios to average net assets (%)(c):
   Operating expenses. . . . . . . . . . . . . . . . . . . . . . . . . . .      1.50           1.71           1.77
   Net investment income . . . . . . . . . . . . . . . . . . . . . . . . .      3.73           3.94           5.31

 Portfolio turnover rate (%)(c). . . . . . . . . . . . . . . . . . . . . .     44.73          49.40          51.75


*    For the six months ended June 30, 1998 (Unaudited).
**   For the period November 4, 1996 (commencement of sale) to December 31,
     1996.
(a)  Periods less than one year are not annualized.
(b) Total return represents performance for the period November 4, 1996 to December 31, 1996.
(c) The ratios for the periods ended June 30, 1998 and December 31, 1996 are annualized.


8  Real Estate Securities Fund                                   Specialty Funds

EMERGING MARKETS FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
COMMON STOCKS - 80.3%
ARGENTINA - 5.5%
Banco de Galicia y Buenos Aires
  Class B New - ADR                                      75,067     $    1,361
Cementera Argentina Class B                             137,762            831
Central Puerto SA Class B                               120,000            281
Cresud SA (a)                                           211,000            338
Inversiones Y Representaciones                          149,781            440
Inversiones Y Representaciones SA - GDR                  10,372            302
Molinos Rio Plata                                       164,068            359
Naviera Perez Companc Class B                           341,431          1,714
Nobleza Piccardo                                         73,900            299
Perez Companc SA Class B - ADR                           33,680            338
Quilmes Industrial (Regd)(a)                             55,000            484
Siderar SA Series A                                     211,000            802
Telecom Argentina Class B                               170,122          1,004
Telefonica de Argentina Class B                         220,000            713
Telefonica de Argentina Class B - ADR                    95,500          3,098
Transportadora de Gas del Sur SA
  Class B                                               535,284          1,199
YPF Sociedad Anonima Class D - ADR                      185,900          5,588
                                                                    ----------

                                                                        19,151
                                                                    ----------

AUSTRALIA - 0.5%
Lihir Gold, Ltd. (a)                                    444,200            549
Orogen Minerals, Ltd.                                   800,000          1,067
                                                                    ----------

                                                                         1,616
                                                                    ----------

BANGLADESH - 0.0%
Apex Tannery, Ltd.                                          600              4
Beximco Infusions                                         7,500             55
                                                                    ----------

                                                                            59
                                                                    ----------

BERMUDA - 0.3%
Central European Media Enterprises, Ltd.
  Class A (a)                                            57,600          1,235
                                                                    ----------

                                                                         1,235
                                                                    ----------

BRAZIL - 6.5%
Bompreco SA Supermercados
  do Nordeste - GDR (Regd)(a)                            28,500            534
Centrais Eletricas de Santa Catarina
  SA - GDR 144A                                           5,400            444
Centrais Eletricas de Santa Catarina
  SA - GDR                                                  700             57
Centrais Geradoras do Sul
  do Brasil SA NPV (a)                               49,510,000             68
Companhia Brasileira de Distribuicao
  Grupo Pao de Acucar (Regd) - GDR                       20,500            464
Companhia Cervejaria Brahma - ADR                        85,100          1,064
Companhia de Saneamento Basico
  do Estado de Sao Paulo                              3,507,000            421
Companhia Energetica de Minas
  Gerais SA - ADR                                        19,947            617
Companhia Paranaense
  de Energia-Copel - ADR                                 45,400            349
Copene Petroquimica
  do Nordeste SA - ADR                                   68,500            761
Eletrobras (centrais) NPV                            49,510,000          1,455
Forca E Luz (Cia Paul) NPV (a)                       15,747,000          1,607
Light - Servicos de Eletricidade
  SA NPV                                              2,810,000            863
Makro Atacadista - GDS (a)                               60,000            402
Makro Atacadista SA - GDR                                60,800            407
Petroleo Brasileiro Petrobras SA - ADR                   78,000          1,450
Souza Cruz NPV                                          173,620          1,291
Telecomunicacoes Brasileiras - ADR                       34,208          3,735
Telecomunicacoes Brasileiras NPV                     57,060,000          4,539
Telecomunicacoes Brasileiras
  SA 1998 Rights (a)                                    764,509             12
Telecomunicacoes de Sao Paulo NPV (a)                    19,113              3
Telesp Celular SA NPV (a)                                19,113              1
Uniao de Bancos Brasileiros SA - GDR                     32,100            947
Votorantim Celulose e Papel SA - ADR                     39,500            302
White Martins SA - NPV                                  374,738            348
                                                                    ----------

                                                                        22,141
                                                                    ----------

CHILE - 4.4%
Administradora de Fondos de Pensiones
  Provida SA - ADR                                       34,370            574
Antofagasta Holdings PLC                                308,636          1,288
Banco Santander Chile Series A - ADR                     45,600            587
Banco Santiago - ADR                                     20,000            335
Compania de Telecomunicaciones
  de Chile SA - ADR                                     108,393          2,202
Distribucion y Servicio D&S SA - ADR                     80,000          1,200
Embotelladora Andina
  SA - ADR Series A                                      71,600          1,253
Embotelladora Andina SA - ADR
  Series B                                               58,000            906
Enersis SA - ADR                                         89,255          2,181
Gener SA - ADR                                           62,397          1,139
Laboratorio Chile SA - ADR                               30,000            431
Linea Aerea Nacional Chile SA - ADR                      47,100            383
Madeco SA - ADR                                          17,142            151
Maderas Y Sinteticos Sociedad - ADR                      50,000            406
Quinenco SA - ADR                                        90,100            811
Sociedad Quimica Y Minera
  de Chile SA - ADR                                      23,730            795
Supermercados Unimarc SA - ADR                           31,500            240
                                                                    ----------

                                                                        14,882
                                                                    ----------

10  Emerging Markets Fund                                        Specialty Funds

EMERGING MARKETS FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
CHINA - 0.9%
Anhui Conch Cement Co., Ltd.                          1,264,000     $      176
Beijing North Star Co., Ltd. Class H                  2,470,000            669
China Telecom (Hong Kong), Ltd. - ADR (a)                30,000          1,037
Huaneng Power International, Inc.
  Series N - ADR (a)                                     70,000            941
Yanzhou Coal Mining Co., Ltd. - ADR (a)                  28,000            273
                                                                    ----------

                                                                         3,096
                                                                    ----------

COLOMBIA - 0.1%
Cementos Diamante SA Class B - ADR                       31,200            275
                                                                    ----------

                                                                           275
                                                                    ----------

CROATIA - 0.1%
Pliva d.d. - GDR                                         23,200            371
                                                                    ----------

                                                                           371
                                                                    ----------

CZECH REPUBLIC - 1.4%
Ameriyah Cement Co.                                      46,100            797
CSEKE Radiokomunikace - GDR (a)                          37,200            797
Czechoslovakian Value Fund (Units)(a)                    87,000            522
Elektrarny Opatovice AS                                   2,200            282
Komercni Banka AS - ADR                                  24,300            301
Tabak AS                                                  3,500            844
Vseobecny Investment Fund (a)                           149,775            292
Vynosovy Investment Fund (a)                             72,500            507
Zivnostenska Banka                                        8,200            447
                                                                    ----------

                                                                         4,789
                                                                    ----------

ECUADOR - 0.2%
La Cement National - GDR (a)                              3,700            574
La Cemento Nacional CA - GDR                                700            108
                                                                    ----------

                                                                           682
                                                                    ----------

EGYPT - 1.6%
A1 Ahram Beverage Co. SAE                                 8,700            556
Al Ahram Beverage Co. SAE - GDR                          40,000          1,278
Al Ahram Beverage Co. SAE - GDR (144A)                   25,400            795
Commercial International Bank
  (Regd) - GDR                                           42,705            453
MISR International Bank SAE - GDR                        52,700            603
Paints & Chemical Industry Co. SAE                        5,000            144
Paints & Chemical Industry Co. SAE - GDR                 54,600            505
Suez Cement Co. (Regd) - GDR (a)                         31,900            571
Torah Portland Cement Co.                                34,985            602
                                                                    ----------

                                                                         5,507
                                                                    ----------

FRANCE - 0.0%
Elf Gabon                                                 1,100            173
                                                                    ----------

                                                                           173
                                                                    ----------

GHANA - 0.3%
Ashanti Goldfields, Ltd. - ADR                          140,000          1,138
                                                                    ----------

                                                                         1,138
                                                                    ----------

GREECE - 3.0%
Alpha Credit Bank Rights (a)                              8,200             14
Athens Medical Center SA (Regd)(a)                       56,550          1,115
Credit Bank (Regd)                                        8,200            665
Ergo Bank (Regd)                                         35,000          2,995
Hellenic Bottling                                        22,000            680
Hellenic Petroleum SA (a)                                17,400            142
Hellenic Telecommunication
  Organization SA                                        74,387          1,909
Heracles General Cement SA (a)                           25,100            586
National Bank of Greece (Regd)                            5,880            754
National Mortgage Bank                                    7,311            461
Silver & Baryte Ores Mining                                 580             21
STET Hellas Telecommunications
  SA - ADR (a)                                            9,000            371
Titan Cement Co.                                          7,130            467
                                                                    ----------

                                                                        10,180
                                                                    ----------

HONG KONG - 1.8%
Chen Hsong Holding                                    1,900,000            275
China Merchants Holdings
  International Co., Ltd.                               550,000            335
Citic Pacific, Ltd.                                     240,000            424
Goldlion Holdings, Ltd.                                 894,000            100
Guangdong Investment                                  2,850,000            640
Guangdong Kelon Electric Holdings                       141,000            111
Jiangsu Expressway Co., Ltd. Class H                  4,590,000            871
New World Infrastructure, Ltd. (a)                    1,166,100          1,339
Shanghai Industrial Holdings, Ltd.                      330,000            777
Tan Chong International, Ltd. (a)                     1,341,000             90
Tingyi (Cayman Island) Holding Co.                    7,999,000            491
Yue Yuen Industrial Holdings                            312,800            560
                                                                    ----------

                                                                         6,013
                                                                    ----------

HUNGARY - 2.7%
BorsodChem - GDR                                         42,000          1,193
BorsodChem Rt.                                           37,200          1,088
Egis Gyogyszergyar                                       20,950            738
Magyar Olaj Es Gas                                       38,000          1,025
Magyar Tavkozlesi Rt. (Regd)                            158,076            918


Specialty Funds                                        Emerging Markets Fund  11

EMERGING MARKETS FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Mol Magyar Olay-Es Gazipari - GDS (a)                    90,000     $    2,412
Gedeon Richter, Ltd.                                      2,800            225
Gedeon Richter, Ltd. - GDR (a)                           13,868          1,096
Zalakeramia Reszvenytarsasag - GDR                       45,400            311
Zalakeramia Rt.                                           4,300            153
                                                                    ----------

                                                                         9,159
                                                                    ----------

INDIA - 2.7%
Bajaj Auto Ltd. - GDR (a)                                22,050            288
Bajaj Auto, Ltd. - GDR (144A)                            27,300            356
BSES Ltd. - GDR                                          15,000            151
BSES, Ltd. (a)                                           20,000            201
Genesis India Investment Co. (a)                        490,000          3,709
Global Tele-Systems Group, Inc. (a)                         787             38
Hindalco Industries, Ltd. - GDR                          29,000            392
India Cements, Ltd. - GDS (a)                           114,200            114
Indian Hotels Co., Ltd. - GDR                            50,500            512
Larsen & Toubro, Ltd. - GDR                              42,400            382
Raymond Woolen Mills, Ltd. - GDR (a)                      5,100             15
Reliance Industries, Ltd. - GDS (a)                     134,300            860
State Bank of India - GDR (144A)                          8,000             92
State Bank of India - GDR                                30,000            345
Tata Engineering & Locomotive Co. -
  GDR (a)                                               104,400            410
Videsh Sanchar Nigam, Ltd. (a)                          144,300          1,472
                                                                    ----------

                                                                         9,337
                                                                    ----------

INDONESIA - 0.4%
Gulf Indonesia Resources, Ltd. (a)                       55,100            634
Ometraco Corporation 2000 Warrants (a)                   75,000              5
PT Bank Niaga Tbk (Alien Market)(a)                     114,200              2
PT Ometraco Corp.                                       700,000             93
PT Ramayana Lestari Sentosa                           1,000,000             78
PT Unilever Indonesia                                    19,000             36
Semen Gresik                                            698,000            401
                                                                    ----------

                                                                         1,249
                                                                    ----------

ISRAEL - 0.5%
Bank Leumi Le-Israel (a)                                182,000            363
Dor Energy 1988, Ltd. - ADR (a)                          28,000            202
ECI Telecom, Ltd.                                        11,300            427
Elbit Medical Imaging, Ltd.                                 200              2
Elbit Systems, Ltd.                                         200              3
Elbit, Ltd.                                                 200              1
Formula Systems (1985), Ltd. - ADR (a)                    4,200            145
Makhteshim-Agan Industries, Ltd. (a)                    106,161            337
Supersol, Ltd.                                          111,000            365
                                                                    ----------

                                                                         1,845
                                                                    ----------

JORDAN - 0.1%
Arab Bank Group                                           1,000            274
                                                                    ----------

                                                                           274
                                                                    ----------

LEBANON - 0.2%
Solidere - GDR (a)                                       70,000            854
                                                                    ----------

                                                                           854
                                                                    ----------

LUXEMBOURG - 0.6%
Millicom International Cellular SA (a)                   43,000          1,879
                                                                    ----------

                                                                         1,879
                                                                    ----------

MALAYSIA - 1.0%
Berjaya Sports                                          116,000            172
Genting International (CLOB Line)(a)                    162,000             17
Golden Hope Plantation                                  463,000            424
Kuala Lumpur Kepong                                     314,000            507
Lion Corp. Berhad                                         6,400              1
London & Pacific Insurance Co. Berhad                     1,300              1
Malaysia Mining Corp.                                   494,800            157
Malaysian Airline System                                128,000             42
Malaysian Assurance Alliance Berhad                     247,137            214
Malaysian Pacific                                       304,000            359
Malaysian Tobacco                                       243,000             98
Nestle Berhad                                            55,000            249
Nylex Berhad                                             37,000              9
O.Y.L. Industries Berhad                                119,000            247
Perlis Plantations                                       42,000             36
Powertek Berhad                                         231,000            245
Shell Refining (Malaysia)                               147,000            209
Tan Chong Motor Holdings                                447,000             82
Telekom Malaysia                                        185,000            313
YTL Power International Berhad (a)                      313,000            171
                                                                    ----------

                                                                         3,553
                                                                    ----------

MEXICO - 7.8%
Accel SA de CV Series B NPV (a)                       1,503,000            191
Acer Computec Latino America
  SA de CV NPV (a)                                      131,000             77


12  Emerging Markets Fund                                        Specialty Funds

EMERGING MARKETS FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Alfa SA de CV Class A NPV                                71,200     $      291
Cemex SA de CV Class B NPV                              151,400            666
Cemex SA de CV NPV                                      418,231          1,571
Compania Cervecerias Unidas SA - ADR                     22,700            477
Corporacion GEO SA de CV
  Series B (a)                                          101,000            564
Corporacion Industrial Sanluis
  SA de CV (Units)                                       96,000            374
Corporacion Interamericana de
  Entretenimiento SA Series B NPV (a)                   157,300            438
Corporacion Interamericana de
  Entretenimiento SA Series L NPV (a)                    20,973             49
Cydsa SA Series A NPV                                   114,300            188
Desc SA de CV Series C - ADR                             74,000          1,471
Empresa Nacional de Electric - ADR                       43,200            616
Empresas ICA Sociedad - ADR (a)                         124,628          1,176
Fomento Economico Mexicano SA de CV
  Series B - ADR (a)                                     72,600          2,287
Grupo Carso Series A NPV                                 64,500            267
Grupo Casa Autrey SA de CV - ADR                         18,700            122
Grupo Financiero Banamex AC
  Series B NPV (a)                                      211,000            411
Grupo Financiero Banorte SA de CV
  Series B NPV (a)                                      661,000            736
Grupo Gigante SA Series B NPV (a)                       970,000            378
Grupo Iusacell SA de CV - ADR
  Series L (a)                                           27,600            380
Grupo Modelo SA Series C                                 46,700            397
Grupo Radio Centro SA de CV - ADR                        65,600            730
Grupo Television SA de CV - GDR (a)                      18,900            711
Herdez Class B NPV                                      462,000            221
Kimberly-Clark, Mexico Class A NPV                      330,000          1,166
Panamerican Beverages, Inc. Class A                      71,600          2,251
Ponderosa Industrial SA de CV
  Series B NPV (a)                                      460,000            287
Seguros Comercial America
  Series B NPV (a)                                       87,000            292
Sigma Alimentos SA Series B                             162,043            369
Telefonos de Mexico SA Series L - ADR                   106,200          5,103
Transportacion Maritima Mexicana
  SA de CV Series A  - ADR (a)                           80,000            464
TV Azteca SA de CV - ADR                                159,700          1,726
                                                                    ----------

                                                                        26,447
                                                                    ----------

MOROCCO - 0.6%
Banque Marocaine Du Commerce
  Exterieur - GDR                                        23,233            548
ONA SA                                                    4,700            568
Wafabank                                                  8,000            961
                                                                    ----------

                                                                         2,077
                                                                    ----------

NETHERLANDS - 0.4%
Ceteco Holding NV                                        26,042          1,416
                                                                    ----------

                                                                         1,416
                                                                    ----------

PAKISTAN - 0.3%
Adamjee Insurance                                         8,202              8
Fauji Fertilizer                                        294,600            319
Hub Power Co. - GDR                                      35,598            248
Pakistan State Oil                                      230,694            370
Pakistan Telecommunications Corp. (a)                   160,000             57
                                                                    ----------

                                                                         1,002
                                                                    ----------

PANAMA - 0.4%
Banco Latinoamericano de Exportaciones
  SA Class E                                             40,000          1,230
                                                                    ----------

                                                                         1,230
                                                                    ----------

PAPUA NEW GUINEA - 0.4%
Oil Search, Ltd. (Australia Regd)                       800,000          1,212
                                                                    ----------

                                                                         1,212
                                                                    ----------

PERU - 1.4%
Cementos Norte Pacasmayo SA Series T                    285,841            457
Compania de Minas Buenaventura
  Series B - ADR                                         29,400            386
CPT Telefonica del Peru Class B                         137,380            283
Credicorp, Ltd.                                          23,282            342
Enrique Ferreyros                                       148,701            200
Ferreyros SA - ADR                                       10,875            291
Telefonica Del Peru SA Class B - ADR                    129,500          2,647
                                                                    ----------

                                                                         4,606
                                                                    ----------

PHILIPPINES - 1.7%
Ayala Land, Inc.                                      3,103,286            893
Benpres Holdings Corp. - GDR (a)                         85,000            213
First Philippine Holdings Class B                       925,960            622
Jollibee Foods 2003 Warrants (a)                        645,000            197
Manila Electric Co. Class B                             107,200            283
Philippine Commercial
  International Bank                                    188,777            688
Philippine Long Distance
  Telephone Co. - ADR                                   123,127          2,786
Pilipino Telephone Corp. (a)                          1,700,000            134
                                                                    ----------

                                                                         5,816
                                                                    ----------


Specialty Funds                                        Emerging Markets Fund  13

EMERGING MARKETS FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
POLAND - 1.0%
Bank Handlowy W Warszawie
  SA - GDR                                               50,000     $      955
Bank Slaski SA                                            3,400            228
Elektrim SA (Austrian Shares)(a)                         67,401            821
Prokom Software SA - GDR (a)                             52,000            884
WBK                                                      50,600            392
Zaklady Przemyslu Cukierniczego
  Jutrzenka SA (Austrian Shares)(a)                      25,900            207
Zywiec (Austrian Shares)(a)                                 134             16
                                                                    ----------

                                                                         3,503
                                                                    ----------

PORTUGAL - 5.4%
Banco Espir Santo (Regd)                                 33,500          1,007
Banco Espirito Santo e Comercial
  de Lisboa (a)                                          10,887            327
Brisa - Auto Estradas de Portugal SA                     57,200          2,448
Cimpor Cimentos de Portugal                              99,400          3,495
Companhia de Seguros Mundial
  Confianca SA (Regd)(a)                                 32,000            851
Companhia de Seguros Tranquilidade                       36,200            980
Electricidade de Portugal SA                             73,600          1,712
Portugal Telecom SA                                      20,000          1,061
Portugal Telecom SA - ADR                                35,100          1,858
Sonae Investimentos SA                                   83,500          4,563
                                                                    ----------

                                                                        18,302
                                                                    ----------

RUSSIA - 1.7%
AO Tatneft - ADR                                        103,500            803
Lukoil Oil Co. - ADR                                     36,700          1,227
Mosenergo - ADR                                         165,000            784
Russian Depositary Trust (a)                                 23            460
SFMT, Inc. (a)                                            3,000            146
Surgutneftegaz - ADR                                     16,400             66
Torgovy Dom GUM - ADR                                    46,400            132
Ukraine Enterprise Corp. (a)                             31,000             15
Unified Energy Systems - ADR                             30,300            391
Unified Energy Systems - GDR                             31,000            399
Vimpel-Communications - ADR (a)                          31,300          1,400
                                                                    ----------

                                                                         5,823
                                                                    ----------

SINGAPORE - 0.1%
Star Cruises PLC (a)                                    162,000            309
                                                                    ----------

                                                                           309
                                                                    ----------

SLOVAKIA - 0.1%
Slovakofarma AS                                           2,200            213
                                                                    ----------

                                                                           213
                                                                    ----------

SOUTH AFRICA - 9.3%
Amalgamated Banks of South Africa                       293,200          1,829
Anglo America Coal                                        2,260            105
Anglo America Corp. SA                                   27,900            941
Anglo American Industrial Corp.                           2,130             36
Angloglold Ltd. (a)                                      13,100            528
Barlow, Ltd.                                            414,019          2,182
Billiton PLC                                            500,560            988
C.G. Smith, Ltd.                                        329,000            904
Consolidated African Mines, Ltd. (a)                  2,875,000            625
De Beers Centenary AG                                   182,000          3,198
De Beers Consolidated Mines, Ltd. - ADR                   5,000             87
Del Monte Royal Food, Ltd. (a)                          524,300            239
Edgars Stores, Ltd.                                      51,100            452
Ellerine Holdings, Ltd.                                  19,502            107
Engen, Ltd.                                             258,591            715
Gencor, Ltd. - ADR                                       10,935             17
Highstone Property                                      430,000             94
Highveld Steel & Vanadium Corp., Ltd.                   202,134            375
Investec Group, Ltd.                                     27,000          1,047
Iscor                                                 2,750,528            519
JCI, Ltd.                                               182,487            949
JD Group, Ltd.                                           64,121            431
Kersaf Investments, Ltd.                                 94,718            431
Liberty Holdings, Ltd.                                    9,200            482
Liberty Life Association of Africa                      106,065          2,068
Molope Foods, Ltd. (a)                                  251,700            301
Molpe Foods, Ltd. Series N (a)                          128,300            130
Murray & Roberts Holdings, Ltd.                         443,000            456
Nasionale Pers Beperk Class N                            86,500            569
NBS Boland Group, Ltd.                                  213,500            277
Orion Selections, Ltd.                                  760,000            942
PepsiCo International, Inc. (a)                           2,000            174
Plate Glass and Shatterprufe Industries, Ltd.            44,466            427
Rembrandt Group, Ltd.                                   251,952          1,572
Safmarine & Rennie Holdings, Ltd.                       168,700            128
Sappi, Ltd. (a)                                         124,500            467
Sasol NPV                                               637,994          3,696
South African Breweries                                  63,100          1,298
Standard Bank Investment
  Corporation, Ltd. (a)                                 230,700            984
Trans Natal Coal Corp., Ltd.                            115,600            349
Truworths International, Ltd. (a)                        26,400             19
Wooltru, Ltd.                                           134,000            175
Wooltru, Ltd. Class N                                   160,000            206
                                                                    ----------

                                                                        31,519
                                                                    ----------

SOUTH KOREA - 2.9%
Hana Bank - GDR (a)                                      64,548            223
Hanwha Chemical Corp. (a)                               282,391            370


14  Emerging Markets Fund                                        Specialty Funds

EMERGING MARKETS FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Housing & Commercial Bank, Korea                         41,789     $      139
Housing & Commercial Bank, Korea -
  GDR                                                    84,922            272
Korea Electric Power Corp.                               32,700            349
Korea Long-Term Credit Bank (a)                          37,196             69
LG Semiconductor Co. (a)                                 85,810            669
Lucky Co., Ltd.                                         137,000            758
Pohang Iron & Steel                                      30,700          1,006
Pohang Iron & Steel - ADR                                11,700            140
Pusan City Gas Co., Ltd.                                 30,000            395
Samsung Electronics Co. - GDR (a)                        10,693            169
Samsung Electronics, Ltd.                                20,605            638
Samsung Electronics, Ltd. - GDR (a)                      87,102            723
Seoul City Gas Co., Ltd.                                 23,000            343
Shin Han Bank (a)                                       180,000            598
Sindo Ricoh Co.                                          25,260            688
SK Telecommunications Co., Ltd.                           3,126          1,413
Ssangyong Cement Co., Ltd.                               45,570             57
Ssangyong Oil Refining Co., Ltd.                         62,620            425
Tae Young Corp.                                          16,000            136
Youngone Corp.                                           18,500            363
                                                                    ----------

                                                                         9,943
                                                                    ----------

SRI LANKA - 0.1%
Aitken Spence & Co.                                      11,600             17
Ceylon Theatre                                           13,660             42
Development Finance Corp.                                97,221            201
Hayleys                                                  18,240             48
John Keells Holdings, Ltd.                               43,535            126
National Development Bank                                 9,800             19
                                                                    ----------

                                                                           453
                                                                    ----------

SWITZERLAND - 0.5%
Holderbank Financiere Glarus AG (BR)                      1,392          1,774
                                                                    ----------

                                                                         1,774
                                                                    ----------

TAIWAN - 3.5%
Advanced Semiconductor
  Engineering - GDR (a)                                   9,360             83
Asia Cement Corp. - GDR                                  78,840            710
China Steel Corp. - GDS (a)                              62,383            749
Evergreen Marine Corp. - GDR                             70,486            560
Hocheng Group Corp. - GDR                               126,565            506
President Enterprises - GDS (a)                          60,800            548
ROC Taiwan Fund                                         156,500          1,056
Siliconware Precision Industries Co. -
  GDR (a)                                                66,864            535
Standard Foods Taiwan Ltd.
  (Regd) - GDR (a)                                       64,400            742
Standard Foods Taiwan, Ltd. -
  GDR (144A)(a)                                          20,000            225
Synnex Technology International Corp. (a)                32,000            538
Synnex Technology International Corp.
  (Regd) - GDR (a)                                       44,000            739
Taiwan Fund, Inc.                                        52,600            707
Taiwan Semiconductor
  Manufacturing Co., Ltd (a)                             96,000          1,620
Yageo Corp. - GDR (144A)(a)                              53,136            441
Yageo Corp. - GDR (a)                                   160,123          1,329
Yang Ming Marine Transport - GDR (a)                    116,840            701
                                                                    ----------

                                                                        11,789
                                                                    ----------

THAILAND - 1.2%
Advanced Information Services
  (Alien Market)                                         96,600            412
Ban Pu Coal (Alien Market)                               87,900            144
BEC World PLC (Alien Market)                            197,200            752
Cogeneration PLC (Alien Market)                         685,000            275
Grammy Entertainment PLC
  (Alien Market)                                         42,000             98
Industrial Finance Corp. of Thailand
  (Alien Market)(a)                                     910,000            188
PTT Exploration & Production PLC
  (Alien Market)(a)                                     230,600          1,749
Siam Cement Co. (Alien Market)(a)                        85,200            412
                                                                    ----------

                                                                         4,030
                                                                    ----------

TURKEY - 4.2%
Aksigorta AS                                         11,740,000            760
Dogan Sirketler GR (a)                                8,650,000            528
EGE Biracilik Ve Malt Sanayii                         5,400,000            639
Eregli Demir Ve Celik Fabrikalari (a)                 3,700,000            577
Ford Otomotiv Sanayi AS                                 618,000            331
Haci Omer Sabanci Holding AS                         23,505,000          1,456
Kazkommertsbank Co. - GDR (a)                             4,800             96
Koc Holding                                           1,935,500            378
Sarkuysan Elektrolitik Bakir                          8,490,000            614
T Garanti Bankasi (a)                                 6,154,657            283
T Sise Cam                                           30,586,672          1,011
Turkiye Is Bankasi                                   25,955,500          1,048
Yapi Kredi Bankasi                                  171,174,320          4,371
Yapi Kredi Bankasi AS (a)                            83,877,710          2,141
                                                                    ----------

                                                                        14,233
                                                                    ----------


Specialty Funds                                        Emerging Markets Fund  15

EMERGING MARKETS FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
UNITED KINGDOM - 1.1%
Billiton PLC - ADR                                       54,678     $      109
Genesis Smaller Companies (a)                           147,886          1,962
Lonrho Africa PLC (a)                                   225,204            276
Lonrho PLC (a)                                          225,204          1,057
Reunion Mining PLC (a)                                  250,000            296
                                                                    ----------

                                                                         3,700
                                                                    ----------

VENEZUELA - 1.1%
CIA Anon Nacional Telefonos
  de Venezuela - ADR                                    107,446          2,686
Electricidad de Caracas (Regd)                          439,733            199
Mavesa SA - ADR                                         151,875            484
Siderurgica Venezolana Sivensa - ADR                     65,833            397
Siderurgica Venezolana Sivensa - GDR                      5,984             45
                                                                    ----------

                                                                         3,811
                                                                    ----------

ZIMBABWE - 0.3%
Delta Corp.                                           1,338,248            877
                                                                    ----------

                                                                           877
                                                                    ----------

TOTAL COMMON STOCKS
(cost $335,924)                                                        273,543
                                                                    ----------

PREFERRED STOCKS - 10.6%
ARGENTINA - 0.3%
Quilmes Industrial Quinsa Societe - ADR                 104,450          1,018
                                                                    ----------

                                                                         1,018
                                                                    ----------

BRAZIL - 9.6%
Banco de Credito Nacional                            41,000,000            425
Banco do Estado de Sao Paulo NPV                     50,049,000          2,316
Banco Itau SA (Regd)                                  3,411,418          1,947
Brahma (cia Cervej) NPV                               1,093,000            680
Brasmotor SA NPV                                      9,140,000            838
Centrais Electricas de Santa Catrina SA
  Series B - ADR                                          3,600            296
CEMIG SA                                             89,768,148          2,794
Cia Riograndense Telecom NPV                            751,000            819
Companhia Brasileira de Distribuicao
  Grupo Pao de Acucar NPV                            46,200,000          1,039
Companhia Energetica
  de Minas Gerais - ADR                                  31,357            971
Companhia Energetica
  de Sao Paulo NPV                                   10,225,000            284
Companhia Paranaense
  de Energia - Copel                                 57,640,000            538
Companhia Paranaense de Energia
  Copel Class B - ADR                                    15,800            146
Companhia Paulista de Forca e Luz (a)                    41,484              4
Coteminas (Cia Tec) NPV                               3,805,105            576
Duratex SA (BR)                                       3,364,000            131
Industrias Klabin de Papel e
  Celulose SA NPV                                     1,214,928            504
Iochpe Maxion SA - ADR (a)                              232,300            266
Itausa Investimentos Itau SA                          1,390,000            877
Kepler Weber SA NPV                                       3,200              8
Lojas Renner SA NPV                                   6,000,000            176
Marcopolo SA NPV                                        521,000            892
Odebrecht SA NPV                                     11,793,000             38
Papel Simao NPV                                      20,700,000            317
Perdigao SA NPV                                     225,200,000            282
Petro Ipiranga (cia) NPV                             79,100,000            722
Petrobras Distribuidora NPV                          34,472,500            477
Petroleo Brasileiro SA NPV                           22,498,866          4,182
Telecomunicacoes Brasileiras NPV                     23,035,542          2,506
Telecomunicacoes de Minas Gerais
  Class B NPV                                         9,325,489            649
Telecomunicacoes de Sao Paulo
  SA NPV                                             16,247,842          3,821
Telecomunicacoes do Rio de Janeiro
  SA NPV                                              8,900,940            670
Telemig Celular SA Class C NPV (a)                    9,325,489            282
Telerj Celular SA Class B NPV (a)                     9,800,940            583
Telesp Celular SA Class B NPV (a)                    18,547,842          1,540
                                                                    ----------

                                                                        32,596
                                                                    ----------

COLOMBIA - 0.0%
Gran Cadena de Almacenes Class B - ADR                   38,320            159
                                                                    ----------

                                                                           159
                                                                    ----------

GREECE - 0.0%
Delta Dairy                                              15,520            179
                                                                    ----------

                                                                           179
                                                                    ----------

HUNGARY - 0.3%
OTP Bank                                                 19,500            959
                                                                    ----------

                                                                           959
                                                                    ----------

PORTUGAL - 0.3%
Filmes Lusomundo-SGPS SA                                 65,000            858
                                                                    ----------

                                                                           858
                                                                    ----------


16  Emerging Markets Fund                                        Specialty Funds

EMERGING MARKETS FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
RUSSIA - 0.2%
Lukoil Holding Oil Co. - ADR                             73,200     $      575
                                                                    ----------

                                                                           575
                                                                    ----------

TOTAL PREFERRED STOCKS
(cost $38,080)                                                          36,344
                                                                    ----------

                                                      PRINCIPAL
                                                        AMOUNT
                                                        (000)
                                                     ----------
LONG-TERM INVESTMENTS - 0.6%
BRAZIL - 0.0%
Casa Anglo Series 2
  1.000% due 11/01/99 (conv.)                        $        3            166
                                                                    ----------

                                                                           166
                                                                    ----------

INDONESIA - 0.0%
Modernland Realty
  6.000% due 01/04/03 (conv.)                        IDR     30              3
                                                                    ----------

                                                                             3
                                                                    ----------

POLAND - 0.1%
Elektrim Spolka Akcyjna SA
  2.000% due 05/30/04 (conv.)                        $      596            396
                                                                    ----------

                                                                           396
                                                                    ----------

SOUTH KOREA - 0.1%
Shinwon Corp.
  0.500% due 12/31/08 (conv.)                               520            489
                                                                    ----------

                                                                           489
                                                                    ----------

TAIWAN - 0.3%
Far Eastern Dept. Stores
  3.000% due 07/06/01 (conv.)                               981            852
                                                                    ----------

                                                                           852
                                                                    ----------

TOTAL LONG-TERM INVESTMENTS
(cost $2,241)                                                            1,906
                                                                    ----------

SHORT-TERM INVESTMENTS - 6.9%
UNITED STATES - 6.9%
Frank Russell Investment Company
  Money Market Fund,
  due on demand (b)                                  $   23,351         23,351
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $23,351)                                                          23,351
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $399,596)(c) - 98.4%                                  335,144

OTHER ASSETS AND LIABILITIES,
NET - 1.6%                                                               5,392
                                                                    ----------

NET ASSETS - 100.0%                                                 $  340,536
                                                                    ----------
                                                                    ----------



(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c)  See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
EDR - European Depositary Receipt
GDR - Global Depositary Receipt
GDS - Global Depositary Share
NPV - No Par Value
NV  - Nonvoting
PLC - Public Limited Company
SEC - Shareholders Equity Certificates
144A - Represents private placement security for qualified buyers according to rule 144A of the Securities Act of 1933.

FOREIGN CURRENCY ABBREVIATIONS:
USD - United States dollar
HKD - Hong Kong dollar
ZAR - South African rand


Specialty Funds                                        Emerging Markets Fund  17

EMERGING MARKETS FUND

June 30, 1998 (Unaudited)

                                                                       MARKET
                                                      % OF NET         VALUE
INDUSTRY DIVERSIFICATION                               ASSETS          (000)
------------------------------------------           ----------     ----------
Auto & Transportation                                       2.7%    $    9,033
Consumer Discretionary                                     11.3         38,412
Consumer Staples                                            7.9         26,825
Financial Services                                         17.1         58,319
Health Care                                                 1.2          4,246
Integrated Oils                                             5.0         17,024
Materials & Processing                                     15.4         52,385
Miscellaneous                                               2.4          8,147
Other Energy                                                4.7         16,095
Producer Durables                                           2.6          9,017
Technology                                                  2.5          8,696
Utilities                                                  18.1         61,688
Short-Term Investments                                      6.9         23,351
Long-Term Investments                                       0.6          1,906
                                                     ----------     ----------

Total Investments                                          98.4        335,144
Other Assets and Liabilities, Net                           1.6          5,392
                                                     ----------     ----------

NET ASSETS                                                100.0%    $  340,536
                                                     ----------     ----------
                                                     ----------     ----------


                                                                       MARKET
                                                      % OF NET         VALUE
GEOGRAPHIC DIVERSIFICATION                             ASSETS          (000)
------------------------------------------           ----------     ----------

Latin America                                              37.2%    $  126,681
Europe                                                     16.6         56,534
Pacific Basin                                              14.7         49,970
Africa                                                     11.2         38,202
United Kingdom                                              1.4          4,913
United States (Short-Term Investments)                      6.9         23,351
Middle East                                                 8.1         27,647
Bermuda                                                     0.4          1,235
Other                                                       1.9          6,611
                                                     ----------     ----------

Total Investments                                          98.4        335,144
Other Assets and Liabilities, Net                           1.6          5,392
                                                     ----------     ----------

NET ASSETS                                                100.0%    $  340,536
                                                     ----------     ----------
                                                     ----------     ----------


                      FOREIGN CURRENCY EXCHANGE
                           SPOT CONTRACTS

                                                    UNREALIZED
  CONTRACTS TO         IN                          APPRECIATION
    DELIVER        EXCHANGE FOR     SETTLEMENT    (DEPRECIATION)
     (000)            (000)            DATE            (000)
--------------   --------------     ----------    --------------
USD          3   HKD         26      07/03/98                 --
USD         12   ZAR         73      07/01/98                 --
USD         58   ZAR        334      07/07/98                 (1)
HKD        873   USD        113      07/02/98                 --
                                                  --------------

                                                  $           (1)
                                                  --------------
                                                  --------------



        The accompanying notes are an integral part of the financial statements.

18  Emerging Markets Fund                                        Specialty Funds

EMERGING MARKETS FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998 (Unaudited)


                                                                                                               Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)
ASSETS
Investments at market (identified cost $399,596)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .      $      335,144
Foreign currency holdings (identified cost $5,873) . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,728
Foreign currency exchange spot contracts (cost $186)(Note 2) . . . . . . . . . . . . . . . . . . . . . .                 185
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 877
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 920
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,194
  Foreign taxes recoverable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  15
Short-term investments held as collateral for securities loaned, at market (Note 3). . . . . . . . . . .              30,681
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             375,744

LIABILITIES
Payables:
  Investments purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        3,120
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 619
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 373
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 229
Foreign currency exchange spot contracts (cost $186)(Note 2) . . . . . . . . . . . .                 186
Payable upon return of securities loaned, at market (Note 3) . . . . . . . . . . . .              30,681
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              35,208
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      340,536
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income . . . . . . . . . . . . . . . . . . . . . .      $         (362)
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (24,607)
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (64,452)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (39)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 354
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             429,642
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      340,536
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($340,536,005 divided by 35,442,182 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $         9.61
                                                                                                              --------------
                                                                                                              --------------



        The accompanying notes are an integral part of the financial statements.

Specialty Funds                                        Emerging Markets Fund  19

EMERGING MARKETS FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1998 (Unaudited)


                                                                                                          Amounts in thousands
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $            5,394
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 637
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  32
  Less foreign taxes withheld. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (336)
                                                                                                          ------------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,727

EXPENSES (Notes 2 and 4):
  Management fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $            2,157
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 456
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 214
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  19
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  42
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   9
                                                                                      ------------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,899
                                                                                                          ------------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,828
                                                                                                          ------------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (10,343)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .                (688)            (11,031)
                                                                                      ------------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (60,558)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .                   7             (60,551)
                                                                                      ------------------  ------------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (71,582)
                                                                                                          ------------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .  $          (68,754)
                                                                                                          ------------------
                                                                                                          ------------------



        The accompanying notes are an integral part of the financial statements.

20  Emerging Markets Fund                                        Specialty Funds

EMERGING MARKETS FUND

STATEMENTS OF CHANGES IN NET ASSETS




                                                                                                Amounts in thousands

                                                                                          FOR THE SIX            FOR THE
                                                                                          MONTHS ENDED         FISCAL YEAR
                                                                                         JUNE 30, 1998            ENDED
                                                                                          (UNAUDITED)       DECEMBER 31, 1997
                                                                                         --------------     -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $        2,828      $        3,030
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (11,031)             (4,838)
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .            (60,551)            (18,122)
                                                                                         --------------      --------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .            (68,754)            (19,930)
                                                                                         --------------      --------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (1,966)             (1,176)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . . . .               (362)             (2,439)
                                                                                         --------------      --------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .             (2,328)             (3,615)
                                                                                         --------------      --------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund
  share transactions (Note 6). . . . . . . . . . . . . . . . . . . . . . . . . . . .             78,566              85,107
                                                                                         --------------      --------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .              7,484              61,562

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            333,052             271,490
                                                                                         --------------      --------------
  End of period (including accumulated distributions in excess of net
     investment income of $362 and $862, respectively) . . . . . . . . . . . . . . .     $      340,536      $      333,052
                                                                                         --------------      --------------
                                                                                         --------------      --------------






        The accompanying notes are an integral part of the financial statements.


Specialty Funds                                         Emerging Markets Fund 21

EMERGING MARKETS FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.







                                                                                  Year Ended December 31,
                                                           -----------------------------------------------------------------
                                               1998*          1997          1996          1995          1994         1993**
                                             ---------     ---------     ---------     ---------     ---------     ---------
NET ASSET VALUE, BEGINNING OF PERIOD. . . .  $   11.79     $   12.35     $   11.16     $   12.25     $   13.90     $   10.00
                                             ---------     ---------     ---------     ---------     ---------     ---------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income . . . . . . . . . .        .09           .14           .10           .11           .15           .07
  Net realized and unrealized gain
   (loss) on investments. . . . . . . . . .      (2.20)         (.56)         1.26         (1.12)        (1.24)         4.09
                                             ---------     ---------     ---------     ---------     ---------     ---------

     Total Income From Investment Operations     (2.11)         (.42)         1.36         (1.01)        (1.09)         4.16
                                             ---------     ---------     ---------     ---------     ---------     ---------

LESS DISTRIBUTIONS:
  Net investment income . . . . . . . . . .       (.06)         (.05)         (.08)         (.03)         (.10)         (.07)
  In excess of net investment income. . . .       (.01)         (.09)         (.09)         (.02)         (.10)         (.01)
  Net realized gain on investments. . . . .         --            --            --            --          (.31)         (.18)
  In excess of net realized
    gain on investments . . . . . . . . . .         --            --            --          (.03)         (.05)           --
                                             ---------     ---------     ---------     ---------     ---------     ---------

     Total Distributions. . . . . . . . . .       (.07)         (.14)         (.17)         (.08)         (.56)         (.26)
                                             ---------     ---------     ---------     ---------     ---------     ---------


NET ASSET VALUE, END OF PERIOD. . . . . . .  $    9.61     $   11.79     $   12.35     $   11.16     $   12.25     $   13.90
                                             ---------     ---------     ---------     ---------     ---------     ---------
                                             ---------     ---------     ---------     ---------     ---------     ---------

TOTAL RETURN (%)(a)(c). . . . . . . . . . .     (17.96)        (3.45)        12.26         (8.21)        (5.83)        41.83

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted).    340,536       333,052       271,490       172,673       127,271        65,457

  Ratios to average net assets (%)(b)(c):
     Operating expenses, net. . . . . . . .       1.60          1.64          1.71          1.75           .80           .80
     Operating expenses, gross. . . . . . .       1.60          1.64          1.72          1.80           .83          1.60
     Net investment income. . . . . . . . .       1.56           .87           .77           .88          1.10          1.33

  Portfolio turnover rate (%)(b). . . . . .      54.55         50.60         34.62         71.16         57.47         89.99




*   For the six months ended June 30, 1998 (Unaudited).
**  For the period January 29, 1993 (commencement of operations) to
    December 31, 1993.
(a) Periods less than one year are not annualized.
(b) The ratios for the periods ended June 30, 1998 and December 31, 1993, are annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See
    Note 4.


22 Emerging Markets Fund                                         Specialty Funds

EQUITY T FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------    ----------
COMMON STOCKS - 98.1%
AUTO AND TRANSPORTATION - 3.0%
Burlington Northern, Inc.                                   700     $       69
Chrysler Corp.                                           40,700          2,294
CNF Transportation, Inc.                                 11,500            489
Consolidated Freightways Corp. (a)                          250              3
CSX Corp.                                                 6,300            287
Eaton Corp.                                               2,400            187
FDX Corp. (a)                                               100              6
Ford Motor Co.                                            8,600            507
General Motors Corp.                                      2,800            187
Goodyear Tire & Rubber Co.                                8,000            516
Lear Corp. (a)                                            4,500            231
Norfolk Southern Corp.                                    4,700            140
Southwest Airlines Co.                                    8,050            238
Union Pacific Corp.                                      22,300            984
                                                                    ----------

                                                                         6,138
                                                                    ----------

CONSUMER DISCRETIONARY - 10.7%
AutoZone Inc. (a)                                        11,400            364
Best Buy Co. (a)                                          8,200            296
Black & Decker Corp.                                        500             31
Circuit City Stores, Inc.                                 6,000            281
Corporate Express, Inc. (a)                              14,100            178
Dayton Hudson Corp.                                      13,800            669
Dillard's, Inc. Class A                                   5,500            228
Disney (Walt) Co.                                           900             95
Donnelley (R.R.) & Sons Co.                               4,100            188
Eastman Kodak Co.                                        13,000            950
Extended Stay America, Inc. (a)                           1,700             19
Federated Department Stores, Inc. (a)                    19,500          1,049
Fruit of the Loom, Inc. Class A (a)                       9,200            305
Gap, Inc.                                                 2,400            148
General Nutrition Companies, Inc. (a)                       100              3
Harrah's Entertainment, Inc. (a)                            900             21
Hasbro, Inc.                                             14,300            562
Home Depot, Inc. (The)                                    8,100            673
International Game Technology                            11,100            269
JC Penney & Co., Inc.                                       800             58
Kmart Corp. (a)                                          29,600            570
Leggett & Platt, Inc.                                    14,500            363
Mattel, Inc.                                             28,000          1,185
McDonald's Corp.                                         13,700            945
MediaOne Group, Inc. (a)                                 17,900            786
Mirage Resorts, Inc. (a)                                  7,600            162
Reebok International, Ltd. (a)                            8,700            241
Rubbermaid, Inc.                                            100              3
Sears Roebuck & Co.                                      24,500          1,496
Service Corp. International                              50,800          2,178
Time Warner, Inc.                                        30,225          2,582
TJX Cos., Inc.                                           18,000            434
Toys "R" Us, Inc. (a)                                    11,700            276
Tricon Global Restaurants, Inc. (a)                         860             27
Viacom, Inc. Class B (a)                                  3,800            221
Wal-Mart Stores, Inc.                                    22,100          1,343
Waste Management, Inc.                                   58,600          2,051
Whirlpool Corp.                                           4,300            296
                                                                    ----------

                                                                        21,546
                                                                    ----------

CONSUMER STAPLES - 11.3%
Albertson's, Inc.                                        11,200            580
Anheuser-Busch Cos., Inc.                                26,400          1,246
Bestfoods                                                 2,000            116
Campbell Soup Co.                                         3,200            170
Coca-Cola Co. (The)                                      33,500          2,864
Colgate-Palmolive Co.                                       400             35
Corn Products International, Inc. (a)                       250              8
Gillette Co.                                             26,200          1,485
Hannaford Brothers Co.                                   11,300            497
Heinz (H.J.) Co.                                          8,300            466
Kellogg Co.                                               4,800            180
Kroger Co. (a)                                           20,200            866
PepsiCo, Inc.                                            39,800          1,639
Philip Morris Cos., Inc.                                 84,200          3,315
Procter & Gamble Co.                                     49,400          4,498
Ralston-Purina Group                                      7,000            818
Safeway, Inc. (a)                                        10,000            407
Sara Lee Corp.                                            1,800            101
Seagram Co., Ltd.                                        33,400          1,367
Unilever NV                                              28,000          2,211
Vlasic Foods International, Inc. (a)                         30              2
                                                                    ----------

                                                                        22,871
                                                                    ----------

FINANCIAL SERVICES - 17.5%
AEGON NV                                                  5,608            485
Ahmanson (H.F.) & Co.                                     9,800            696
Allstate Corp.                                           10,800            989
Ambac Financial Group, Inc.                               8,000            468
American Express Co.                                     12,300          1,402
American General Corp.                                      200             14
American International Group, Inc.                       15,800          2,307
Associates First Capital Corp. Class A                    3,053            235
Banc One Corp.                                           15,634            873
BankAmerica Corp.                                        20,100          1,737
Bear Stearns Cos., Inc.                                   1,770            101


24  Equity T Fund                                                Specialty Funds

EQUITY T FUND

June 30, 1998 (Unaudited)

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------    ----------
Beneficial Corp.                                          3,800     $      582
Capital One Financial Corp.                                 300             37
Charter One Financial, Inc.                               3,570            120
Chase Manhattan Corp.                                    17,900          1,351
Chubb Corp. (The)                                           200             16
CIGNA Corp.                                              13,800            952
Citicorp                                                 18,400          2,746
Crestar Financial Corp.                                     668             36
Dime Bancorp, Inc.                                        2,600             78
Edwards (A.G.), Inc.                                      5,700            243
Federal Home Loan Mortgage Corp.                          6,500            306
Federal National Mortgage Association                    38,800          2,357
Financial Security Assurance
  Holdings, Ltd.                                          3,400            200
First Chicago NBD Corp.                                   8,300            736
First Data Corp.                                          9,100            303
First Union Corp.                                        45,118          2,628
Firstar Corp.                                            10,500            399
Fleet Financial Group, Inc.                               2,300            192
Fremont General Corp.                                       400             22
General Re Corp.                                            200             51
Green Tree Financial Corp.                                3,500            150
Hartford Financial Services Group, Inc. (The)               900            103
Household International Corp.                             8,400            418
Lincoln National Corp.                                      400             37
Marsh & McLennan Cos., Inc.                              20,100          1,215
MBIA, Inc.                                                4,400            329
Morgan Stanley, Dean Witter,
  Discover and Co.                                       11,840          1,082
NationsBank Corp.                                        27,838          2,130
Norwest Corp.                                             7,400            277
Ocwen Financial Corp. (a)                                19,800            532
Pacific Century Financial Corp.                           4,800            115
PMI Group, Inc. (The)                                     2,100            154
Provident Financial Group, Inc.                           9,700            443
Providian Financial Corp.                                 6,400            503
Republic New York Corp.                                   2,000            126
Ryder System, Inc.                                        5,000            158
SouthTrust Corp.                                          7,800            339
TCF Financial Corp.                                       5,800            171
Transamerica Financial Corp.                              2,000            230
Travelers Property Casualty Corp. Class A                 5,100            219
Travelers, Inc.                                          32,717          1,983
UNUM Corp.                                                4,100            228
Washington Federal, Inc.                                 11,275            311
Washington Mutual, Inc.                                  18,345            796
Wells Fargo & Co.                                         1,700            626
                                                                    ----------

                                                                        35,337
                                                                    ----------

HEALTH CARE - 10.8%
Abbott Laboratories                                      13,900            568
Aetna, Inc.                                               1,000             76
ALZA Corp. (a)                                           22,100            956
American Home Products Corp.                             51,400          2,660
Bausch & Lomb, Inc.                                       7,600            381
Bristol-Myers Squibb Co.                                 46,800          5,379
Crescendo Pharmaceuticals Corp.
  Class A (a)                                               235              3
Forest Labs, Inc. (a)                                    28,600          1,030
Health Care & Retirement Corp. (a)                        3,400            134
Humana, Inc. (a)                                         23,200            724
Johnson & Johnson                                        10,500            774
Lilly (Eli) & Co.                                        10,600            700
Merck & Co., Inc.                                        13,800          1,846
Pfizer, Inc.                                             15,300          1,663
Schering-Plough Corp.                                    10,100            925
Tenet Healthcare Corp. (a)                               28,000            875
United Healthcare Corp.                                   9,700            616
Warner-Lambert Co.                                       34,800          2,414
                                                                    ----------

                                                                        21,724
                                                                    ----------

INTEGRATED OILS - 6.4%
Amoco Corp.                                                 200              8
Ashland, Inc.                                               100              5
Atlantic Richfield Co.                                   37,400          2,922
Enron Corp.                                              15,400            833
Exxon Corp.                                              77,400          5,520
Mobil Corp.                                              19,300          1,479
Phillips Petroleum Co.                                    2,300            111
Royal Dutch Petroleum Co.                                25,400          1,392
Tenneco, Inc.                                             4,800            183
Texaco, Inc.                                              6,500            387
                                                                    ----------

                                                                        12,840
                                                                    ----------

MATERIALS AND PROCESSING - 5.8%
Agribrands International, Inc. (a)                          700             22
Albemarle Corp.                                          13,400            296
Allegheny Teldyne, Inc.                                  81,618          1,867
Crompton & Knowles Corp.                                  6,300            159
Cytec Industries, Inc. (a)                                2,500            111
Dow Chemical Co.                                         25,800          2,495
du Pont (E.I.) de Nemours & Co.                          15,400          1,149
Georgia-Pacific Group                                     8,200            483
Illinois Tool Works, Inc.                                 1,600            107
Kimberly-Clark Corp.                                     11,200            514
Louisiana Pacific Corp.                                  10,200            186


Specialty Funds                                               Equity T Funds  25

EQUITY T FUND

June 30, 1998 (Unaudited)

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------    ----------
Mead Corp.                                                3,300     $      105
Monsanto Co.                                             25,900          1,447
Rohm & Haas Co.                                           1,900            197
Starwood Lodging Trust                                      734             35
Stone Container Corp. (a)                                32,300            505
Temple-Inland, Inc.                                       7,300            393
Tyco International, Ltd.                                 23,008          1,450
Unifi, Inc.                                               7,900            270
                                                                    ----------

                                                                        11,791
                                                                    ----------

OTHER ENERGY - 1.5%
Cooper Cameron Corp. (a)                                    400             20
Diamond Offshore Drilling, Inc.                           1,800             72
El Paso Natural Gas Co.                                   7,600            291
R&B Falcon Corp. (a)                                     15,300            346
Schlumberger, Ltd.                                        4,200            287
Tosco Corp.                                              43,200          1,269
Valero Energy Corp.                                      20,900            695
                                                                    ----------

                                                                         2,980
                                                                    ----------

PRODUCER DURABLES - 6.8%
AlliedSignal, Inc.                                       38,100          1,691
Applied Materials, Inc. (a)                              19,200            566
Boeing Co.                                               45,760          2,039
Boston Scientific Corp. (a)                               2,200            158
Caterpillar, Inc.                                         9,500            502
Coltec Industries, Inc. (a)                              29,400            584
Emerson Electric Co.                                      9,700            586
General Electric Co.                                     38,900          3,540
Grainger (W.W.), Inc.                                    13,600            677
ITT Industries, Inc.                                     10,600            396
Johnson Controls, Inc.                                   10,900            623
Lockheed Martin Corp.                                     1,000            106
Northrop Grumman Corp.                                      300             31
Perkin-Elmer Corp.                                       14,000            871
Raytheon Co. Class A                                         51              3
Rockwell International Corp.                              9,600            461
Xerox Corp.                                               9,700            987
                                                                    ----------

                                                                        13,821
                                                                    ----------

TECHNOLOGY - 14.1%
Cisco Systems, Inc. (a)                                  33,750          3,107
COMPAQ Computer Corp.                                    24,900            707
CompUSA, Inc. (a)                                        17,800            322
Computer Associates International, Inc.                  19,700          1,095
Cooper Industries, Inc.                                   9,200            505
Dell Computer Corp. (a)                                   7,600            705
EMC Corp. (a)                                            39,900          1,788
General Dynamics Corp.                                      800             37
Harris Corp.                                             24,100          1,077
Hewlett-Packard Co.                                         400             24
Intel Corp.                                              62,500          4,629
International Business Machines Corp.                    33,600          3,858
Lucent Technologies, Inc.                                20,200          1,680
Microsoft Corp. (a)                                      33,900          3,674
Newport News Shipbuilding, Inc.                              60              2
Oracle Systems Corp. (a)                                 94,200          2,308
Sun Microsystems, Inc. (a)                               47,500          2,063
Texas Instruments, Inc.                                  13,700            798
                                                                    ----------

                                                                        28,379
                                                                    ----------

UTILITIES - 10.2%
Airtouch Communications, Inc. (a)                         1,400             82
Ameritech Corp.                                           5,700            256
AT&T Corp.                                               21,600          1,234
Bell Atlantic Corp.                                      12,464            569
BellSouth Corp.                                          14,400            967
Central & Southwest Corp.                                17,500            470
Columbia Gas System, Inc.                                23,250          1,293
Comcast Corp. Special Class A                            24,900          1,010
Duke Power Co.                                            7,206            427
Entergy Corp.                                             6,400            184
GTE Corp.                                                42,700          2,375
MCI Communications Corp.                                 15,500            900
New England Electric System                                 500             22
Northern States Power Co.                                24,200            693
Peco Energy Co.                                           8,500            248
PG&E Corp.                                                1,717             54
PP&L Resources, Inc.                                     26,600            603
SBC Communications, Inc.                                 57,700          2,308
Southern Co.                                             25,000            692
Sprint Corp.                                             20,600          1,452
Tele-Communications TCI
  Ventures Group Series A (a)                            25,128            503
Tele-Communications, Inc. Class A (a)                    19,086            732
U.S. West, Inc. (a)                                         489             23
Unicom Corp.                                              2,200             77
Wisconsin Energy Corp.                                      700             21
WorldCom, Inc. (a)                                       70,010          3,383
                                                                    ----------

                                                                        20,578
                                                                    ----------

TOTAL COMMON STOCKS
(cost $159,315)                                                        198,005
                                                                    ----------


26  Equity T Fund                                                Specialty Funds

EQUITY T FUND

June 30, 1998 (Unaudited)

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------    ----------
SHORT-TERM INVESTMENTS - 2.4%
Frank Russell Investment Company
  Money Market Fund,
  due on demand (b)                                  $    4,559     $    4,559
United States Treasury Notes
  5.250% due 07/31/98 (b)(c)                                250            250
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $4,809)                                                            4,809
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $164,124)(d) - 100.5%                                 202,814

OTHER ASSETS AND LIABILITIES,
NET - (0.5%)                                                              (990)
                                                                    ----------

NET ASSETS - 100.0%                                                 $  201,824
                                                                    ----------
                                                                    ----------

                                                                    UNREALIZED
                                                        NUMBER     APPRECIATION
                                                          OF      (DEPRECIATION)
                                                       CONTRACTS       (000)
                                                       ---------    ----------
FUTURES CONTRACTS
(Notes 2 and 3)

S&P 500 Index Futures Contracts
  expiration date 09/98                                        4    $       41
                                                                    ----------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                                           $      41
                                                                    ----------
                                                                    ----------


(#) At June 30, 1998, United States Treasury Notes valued at $250 were held as collateral in connection with futures contracts purchased by the Fund.

(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund
(d)  See Note 2 for federal income tax information.

ABBREVIATIONS:
NV - Nonvoting


        The accompanying notes are an integral part of the financial statements.

Specialty Funds                                                Equity T Fund  27

EQUITY T FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998 (Unaudited)

                                                                                                               Amounts in
                                                                                                           thousands (except
                                                                                                            per share amount)
ASSETS
Investments at market (identified cost $164,124)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .      $      202,814
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 217
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,080
Deferred organization expenses (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  16
Short-term investments held as collateral for securities loaned, at market (Note 3). . . . . . . . . . .               3,792
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             207,919

LIABILITIES
Payables:
  Investments purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        2,065
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  19
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 135
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  76
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . .                   8
Payable upon return of securities loaned, at market (Note 3) . . . . . . . . . . . .               3,792
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,095
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      201,824
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          472
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 476
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              38,690
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  41
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 122
                                                                                                              --------------

Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             162,023
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      201,824
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($201,823,607 divided by 12,235,440 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        16.50
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.

28  Equity T Fund                                                Specialty Funds

EQUITY T FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1998 (Unaudited)

                                                                                                                Amounts in
                                                                                                                 thousands
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,216
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  13
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   6
                                                                                                              --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,235

EXPENSES (Notes 2 and 4):
  Management fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          579
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  56
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  35
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  11
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  60
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .                   2
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  19
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 763
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 472
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  93
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 422                 515
                                                                                          --------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              24,429
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  10              24,439
                                                                                          --------------      --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              24,954
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $       25,426
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.

Specialty Funds                                                Equity T Fund  29

EQUITY T FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                Amounts in thousands

                                                                                          FOR THE SIX
                                                                                          MONTHS ENDED        FOR THE YEAR
                                                                                         JUNE 30, 1998            ENDED
                                                                                          (UNAUDITED)       DECEMBER 31, 1997
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $             472   $             516
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 515                  65
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .              24,439              13,594
                                                                                       -----------------   -----------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .              25,426              14,175
                                                                                       -----------------   -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (20)               (496)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .                 (78)                 --
                                                                                       -----------------   -----------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .                 (98)               (496)
                                                                                       -----------------   -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6). . . .              66,761              76,125
                                                                                       -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .              92,089              89,804

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             109,735              19,931
                                                                                       -----------------   -----------------
  End of period (including undistributed net investment income of
     $472 and $20, respectively) . . . . . . . . . . . . . . . . . . . . . . . . . .   $         201,824   $         109,735
                                                                                       -----------------   -----------------
                                                                                       -----------------   -----------------


        The accompanying notes are an integral part of the financial statements.

30  Equity T Funds                                               Specialty Funds

EQUITY T FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                                                 YEAR ENDED DECEMBER 31,
                                                                                           ---------------------------------
                                                                            1998*               1997               1996**
                                                                       -------------       -------------       -------------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . .       $       13.90       $       10.61       $       10.00
                                                                       -------------       -------------       -------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . .                  04                 .08                 .03
  Net realized and unrealized gain (loss) on investments . . . .                2.57                3.28                 .61
                                                                       -------------       -------------       -------------

     Total Income From Investment Operations . . . . . . . . . .                2.61                3.36                 .64
                                                                       -------------       -------------       -------------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . .                  --                (.07)               (.03)
  Net realized gain on investments . . . . . . . . . . . . . . .                (.01)                 --                  --
                                                                       -------------       -------------       -------------

     Total Distributions . . . . . . . . . . . . . . . . . . . .                (.01)               (.07)               (.03)
                                                                       -------------       -------------       -------------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . .       $       16.50       $       13.90       $       10.61
                                                                       -------------       -------------       -------------
                                                                       -------------       -------------       -------------

TOTAL RETURN (%)(a)(c) . . . . . . . . . . . . . . . . . . . . .               18.79               31.73                6.10

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . .             201,824             109,735              19,931

  Ratios to average net assets (%)(b)(c):
     Operating expenses, net . . . . . . . . . . . . . . . . . .                 .98                1.00                1.00
     Operating expenses, gross . . . . . . . . . . . . . . . . .                 .98                1.08                2.83
     Net investment income . . . . . . . . . . . . . . . . . . .                 .61                 .92                1.62

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . . . . .               32.09               39.23                8.86


*    For the six months ended June 30, 1998 (Unaudited).
** For the period October 7, 1996 (commencement of operations) to December 31, 1996.
(a)  Periods less than one year are not annualized.
(b) The ratios for the periods ended June 30, 1998 and October 7, 1996 (commencement of operations) to December 31, 1996 are annualized.
(c) Fund performance, operating expenses, and net investment income are reported net of investment management fees paid to the Manager or money managers, but gross of any investment services fees. See Note 4.


Specialty Funds                                               Equity T Funds  31

LIMITED VOLATILITY TAX FREE FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)

                                                                        PRINCIPAL                      DATE         MARKET
                                                                         AMOUNT                         OF          VALUE
                                                                          (000)           RATE       MATURITY       (000)
                                                                      ------------      ---------    --------     ---------

MUNICIPAL BONDS - 101.6%
ALABAMA - 0.8%
Huntsville, Alabama Health Care Authority Revenue, Series A (a)       $     335          4.500%      06/01/01     $      339
Jefferson County, Alabama Sewer Revenue, Series A (a)                       500          5.000       02/01/05            519
                                                                                                                  ----------

                                                                                                                         858
                                                                                                                  ----------

ALASKA - 3.3%
Alaska State Housing Finance Corp. Revenue, Series A-1 (a)                  650          4.550       12/01/02            655
North Slope Borough, Alaska, Zero Coupon,
   Series A, General Obligation (a)                                         500          0.000       06/30/99            481
North Slope Borough, Alaska, Zero Coupon,
   Series A, General Obligation (a)                                       1,385          0.000       06/30/00          1,275
North Slope Borough, Alaska, Zero Coupon,
   Series B, General Obligation (a)                                         375          0.000       06/30/99            361
North Slope Borough, Alaska, Zero Coupon,
   Series B, General Obligation (a)                                         900          0.000       01/01/01            810
                                                                                                                  ----------

                                                                                                                       3,582
                                                                                                                  ----------

ARIZONA - 1.4%
Arizona State Transportation Board, Special Obligations
   Revenue, Series A (pre-refunded 07/01/01)                              1,425          6.450       07/01/06          1,543
                                                                                                                  ----------

                                                                                                                       1,543
                                                                                                                  ----------

ARKANSAS - 0.2%
Arkansas State, Zero Coupon, Series B, General Obligation                   300          0.000       06/01/03            242
                                                                                                                  ----------

                                                                                                                         242
                                                                                                                  ----------

CALIFORNIA - 4.1%
California Health Facilities Financing Authority Revenue, Series B (a)    1,000          5.000       11/15/04          1,042
California State Public Works Board Lease Revenue, Series C                 675          5.000       10/01/02            698
California, State of, General Obligation (a)                                850          6.100       11/01/01            906
Los Angeles County, California Transportation Participation
   Certificate, Tax Revenue, Series B                                       760          5.900       07/01/00            788
Sacramento, California Municipal Utility
   District, Utility Revenue, Series Z (a)                                1,000          6.000       07/01/01          1,057
                                                                                                                  ----------

                                                                                                                       4,491
                                                                                                                  ----------

COLORADO - 1.4%
Colorado Housing Finance Authority Revenue, Series C-2                      500          4.500       11/01/05            498
Denver, Colorado Health & Hospital Revenue, Series A (d)                  1,000          5.000       12/01/04          1,011
                                                                                                                  ----------

                                                                                                                       1,509
                                                                                                                  ----------

CONNECTICUT - 2.1%
Bridgeport, Connecticut, Series A, General Obligation (a)                 1,150          5.250       09/01/99          1,171
Connecticut State Unemployment Compensation Revenue, Series A (a)         1,125          5.000       11/15/99          1,145
                                                                                                                  ----------

                                                                                                                       2,316
                                                                                                                  ----------




32 Limited Volatility Tax Free Fund                              Specialty Funds

LIMITED VOLATILITY TAX FREE FUND

June 30, 1998 (Unaudited)

                                                                        PRINCIPAL                      DATE         MARKET
                                                                         AMOUNT                         OF          VALUE
                                                                          (000)           RATE       MATURITY       (000)
                                                                      ------------      ---------    --------     ---------

DISTRICT OF COLUMBIA - 1.4%
District of Columbia Revenue (a)                                      $   1,000          5.250%      10/01/02     $    1,039
District of Columbia, Series A, General Obligation (a)                      500          5.500       04/01/01            518
                                                                                                                  ----------

                                                                                                                       1,557
                                                                                                                  ----------

FLORIDA - 2.4%
Hillsborough County, Florida, Zero Coupon, Utility
   Refunding Revenue, Series A (a)                                        1,000          0.000       08/01/99            960
Jacksonville, Florida Pollution Control Revenue                           1,100          4.100(b)    05/01/29          1,100
Orange County, Florida School Board
   Participation Certificate, Series A (a)                                  575          4.700       08/01/01            587
                                                                                                                  ----------

                                                                                                                       2,647
                                                                                                                  ----------

GEORGIA - 4.4%
Appling County, Georgia Pollution Control Revenue                         1,400          4.100(b)    09/01/29          1,400
Atlanta, Georgia Airport Facilities Revenue (a)                             500          5.500       01/01/01            517
Bartow County, Georgia Development Authority Pollution Control Revenue      500          3.900(b)    03/01/24            500
Chatham County, Georgia Hospital Authority Revenue, Series A (a)            500          5.000       01/01/00            508
Fulco, Georgia Hospital Authority Revenue Anticipation Certificates         500          5.000       11/15/02            517
Fulco, Georgia Hospital Authority Revenue Anticipation Certificates         500          4.300       11/15/03            502
Georgia Municipal Electric Authority, General Resolution Revenue,
   Series A (a)                                                             850          5.000       01/01/02            874
                                                                                                                  ----------

                                                                                                                       4,818
                                                                                                                  ----------

HAWAII - 4.1%
Hawaii State, General Obligation (a)                                      1,000          5.500       04/01/04          1,058
Hawaii State, Housing Financial & Development Corp.,
   Single Family Management Purchasing Revenue                            1,000          4.450       07/01/03          1,007
Hawaii State, Series CP, General Obligation (a)                             600          5.000       10/01/02            619
Honolulu, Hawaii City & County, Series A, General Obligation                650          5.000       11/01/02            672
Honolulu, Hawaii City & County, Series B, General Obligation              1,150          5.000       10/01/02          1,187
                                                                                                                  ----------

                                                                                                                       4,543
                                                                                                                  ----------

ILLINOIS - 8.6%
Bolingbrook, Illinois Parks District,
   Zero Coupon, General Obligation (a)                                    1,230          0.000       01/01/05            919
Chicago, Illinois Sales Tax Revenue (a)                                   1,000          5.250       01/01/05          1,048
Chicago, Illinois Series C, General Obligation (a)                        1,500          6.250       10/31/01          1,601
Illinois Development Finance Authority Revenue, Series A (a)              1,145          5.500       05/15/05          1,209
Illinois Health Facilities Authority Revenue                              1,000          5.250       09/01/04          1,033
Illinois Health Facilities Authority Revenue (a)                            500          5.000       08/01/03            517
Illinois Health Facilities Authority Revenue (a)                            270          5.250       08/15/03            281
Illinois Health Facilities Authority Revenue (a)                            500          5.000       08/15/04            515
Illinois Health Facilities Authority Revenue, Series A (a)                  250          4.800       10/01/99            253
Illinois Health Facilities Authority Revenue, Series A (a)                  500          5.000       10/01/00            510
Illinois Health Facilities Authority Revenue, Series A (a)                1,000          4.550       07/01/01          1,013
Illinois State General Obligation (a)                                       500          5.375       05/01/01            518
                                                                                                                  ----------

                                                                                                                       9,417
                                                                                                                  ----------



Specialty Funds                              Limited Volatility Tax Free Fund 33

LIMITED VOLATILITY TAX FREE FUND

June 30, 1998 (Unaudited)


                                                                        PRINCIPAL                      DATE         MARKET
                                                                         AMOUNT                         OF          VALUE
                                                                          (000)           RATE       MATURITY       (000)
                                                                      ------------      ---------    --------     ---------
INDIANA - 1.4%
Indiana Health Facilities Financing Authority, Hospital Revenue       $     500          4.500%      02/15/05     $      499
Indiana Health Facilities Financing
   Authority, Hospital Revenue, Series A (a)                                500          5.000       11/01/02            515
Monroe County, Industrial Hospital Authority Revenue (a)                    500          4.500       05/01/03            504
                                                                                                                  ----------

                                                                                                                       1,518
                                                                                                                  ----------

KENTUCKY - 0.9%
McCracken County, Kentucky Hospital Revenue, Series A (a)                 1,000          5.700       11/01/00          1,038
                                                                                                                  ----------

                                                                                                                       1,038
                                                                                                                  ----------

LOUISIANA - 2.2%
De Soto Parish, Louisiana Pollution Control Revenue, Series A               650          5.050       12/01/02            671
Louisiana Public Facilities Authority Revenue, Health Care Revenue          500          5.500       10/15/99            511
Louisiana, State of, Series A, General Obligation (a)                       500          6.000       08/01/00            520
Shreveport, Louisiana, Zero Coupon, General Obligation (a)                1,000          0.000       01/01/05            747
                                                                                                                  ----------

                                                                                                                       2,449
                                                                                                                  ----------

MAINE - 0.9%
Maine Health & Higher Educational Facilities
   Authority Revenue, Series A                                            1,000          4.300       07/01/04            997
                                                                                                                  ----------

                                                                                                                         997
                                                                                                                  ----------

MARYLAND - 1.4%
Maryland State & Local Facilities Loan, Series 3, General Obligation        500          5.000       10/15/02            519
Maryland State Stadium Authority Lease Revenue, Convention
   Center Expansion (a)                                                   1,000          5.375       12/15/00          1,033
                                                                                                                  ----------

                                                                                                                       1,552
                                                                                                                  ----------

MASSACHUSETTS - 1.5%
Massachusetts State Health & Educational Facilities Authority Revenue,
   Series B                                                                 500          4.550       01/01/21            507
Massachusetts State Health & Educational Facilities Authority Revenue,
   Series D (a)                                                             100          3.900(b)    01/01/35            100
Massachusetts State Water Resources Authority Revenue, Series A           1,000          4.500       08/01/03          1,015
                                                                                                                  ----------

                                                                                                                       1,622
                                                                                                                  ----------

MICHIGAN - 3.5%
Jackson County, Michigan Hospital Financial Authority Revenue (a)           300          4.375       06/01/02            302
Michigan Municipal Bond Authority Revenue, State and Local Appropriations,
   Series B (a)                                                             550          6.900       05/01/99            565
Michigan State Building Authority Revenue, Series I                         375          5.400       10/01/03            396
Michigan State Hospital Finance Authority Revenue, Series A                 500          5.000       07/01/02            515




34 Limited Volatility Tax Free Fund                              Specialty Funds

LIMITED VOLATILITY TAX FREE FUND

June 30, 1998 (Unaudited)


                                                                        PRINCIPAL                      DATE         MARKET
                                                                         AMOUNT                         OF          VALUE
                                                                          (000)           RATE       MATURITY       (000)
                                                                      ------------      ---------    --------     ---------
Michigan State Hospital Finance Authority Revenue, Series A           $     500          4.250%      05/15/04     $      497
Michigan State Hospital Finance Authority Revenue, Series A               1,000          5.500       10/01/04          1,043
Michigan State Hospital Finance Authority Revenue, Series S                 500          5.500       08/15/00            515
                                                                                                                  ----------

                                                                                                                       3,833
                                                                                                                  ----------

MINNESOTA - 1.1%
Minnesota State Revenue, Series A (a)                                       500          5.000       06/30/99            507
Minnesota, State of, General Obligation                                     700          5.600       10/01/99            717
                                                                                                                  ----------

                                                                                                                       1,224
                                                                                                                  ----------

MISSISSIPPI - 0.4%
Jackson County, Mississippi Pollution Control Revenue                       400       3.750(b)       06/01/23            400
                                                                                                                  ----------

                                                                                                                         400
                                                                                                                  ----------

MISSOURI - 0.7%
Kansas City, Missouri Industrial Development Authority
   Hospital Revenue (a)                                                     800          3.800       10/15/15            800
                                                                                                                  ----------

                                                                                                                         800
                                                                                                                  ----------

NEBRASKA - 0.9%
Douglas County, Nebraska Hospital Authority No. 001 Revenue (a)           1,000          4.350       09/01/01          1,008
                                                                                                                  ----------

                                                                                                                       1,008
                                                                                                                  ----------

NEW JERSEY - 3.3%
Camden County, New Jersey Improvement Authority Revenue                     350          4.250       11/15/04            349
New Jersey State, Series E, General Obligation                              500          5.500       07/15/02            526
New Jersey State Transportation Corporation Capital
   Grant Anticipation Notes, Series A                                     1,000          5.000       09/01/00          1,017
New Jersey State Transportation Corporation Capital
   Grant Anticipation Notes, Series A                                       670          4.900       09/01/01            685
Ocean County, New Jersey Utilities Authority Waste Water Revenue          1,000          5.000       01/01/01          1,024
                                                                                                                  ----------

                                                                                                                       3,601
                                                                                                                  ----------

NEW MEXICO - 0.9%
New Mexico Mortgage Finance Authority Revenue, Series A1                    950          6.200       01/01/01            982
                                                                                                                  ----------

                                                                                                                         982
                                                                                                                  ----------

NEW YORK - 13.2%
Metropolitan Transportation Authority, New York, Service Contract
   Commuter Facilities, Series 7                                          1,000          5.300       07/01/05          1,043
Metropolitan Transportation Authority, New York, Transit
   Facilities Revenue, Series R                                             650          5.000       07/01/03            667



Specialty Funds                              Limited Volatility Tax Free Fund 35

LIMITED VOLATILITY TAX FREE FUND

June 30, 1998 (Unaudited)


                                                                        PRINCIPAL                      DATE         MARKET
                                                                         AMOUNT                         OF          VALUE
                                                                          (000)           RATE       MATURITY       (000)
                                                                      ------------      ---------    --------     ---------
Municipal Assistance Corp., New York, New York Revenue, Series E      $   1,000          4.700%      07/01/02     $    1,021
Municipal Assistance Corp., New York, New York Revenue, Series L            500          4.500       07/01/02            507
New York City, New York, Series H, General Obligation                       750          5.250       08/01/03            779
New York State Dormitory Authority Revenue                                  500          4.900       05/15/00            508
New York State Dormitory Authority Revenue                                1,000          5.500       02/15/03          1,044
New York State Dormitory Authority Revenue                                  450          5.000       04/01/03            461
New York State Dormitory Authority Revenue                                  500          5.000       02/01/04            517
New York State Dormitory Authority Revenue, Series A                        375          6.000       02/15/03            400
New York State Dormitory Authority Revenue, Series A                        375          6.000       08/15/04            406
New York State Dormitory Authority Revenue, Series A (d)                  1,000          4.300       08/15/04            997
New York State Dormitory Authority Revenue, Series B                        745          4.500       02/15/03            747
New York State Dormitory Authority Revenue, Series 1                        500          5.000       07/01/03            513
New York State Housing Finance Agency Service Contract
   Obligation Revenue, Zero Coupon, Series C                              1,000          0.000       09/15/03            788
New York State Urban Development Corp. Revenue, Series 7                    125          5.500       01/01/01            129
New York State General Obligation                                           765          4.500       10/15/01            775
New York, New York, Series A, General Obligation                            500          5.700       08/01/02            526
New York, New York, Series C, General Obligation                            500          6.125       08/01/01            528
New York, New York, Series D, General Obligation                            250          6.000       02/01/99            253
New York, New York, Series E, General Obligation                            500          5.300       08/01/03            521
New York, New York, Series F, General Obligation                            500          5.300       08/01/03            521
United Nations Development Corp., New York Revenue, Series B                250          4.450       07/01/01            251
United Nations Development Corp., New York Revenue, Series B                250          4.600       07/01/02            251
Wallkill, New York General Obligation (a)                                   300          4.500       03/01/01            304
                                                                                                                  ----------

                                                                                                                      14,457
                                                                                                                  ----------

NORTH CAROLINA - 1.4%
North Carolina Medical Care Community Hospital Revenue                    1,000          4.250       06/01/04            994
North Carolina Municipal Power Agency No. 1,
   Catawba Electric Revenue, Series A (a)                                   500          5.000       01/01/01            511
                                                                                                                  ----------

                                                                                                                       1,505
                                                                                                                  ----------

OHIO - 2.5%
Cleveland, Ohio City School District Revenue Anticipation Notes (a)         555          5.000       06/01/00            566
Cuyahoga County, Ohio Hospital Revenue (a)                                1,000          5.000       02/15/00          1,016
Lorain County, Ohio Hospital Revenue                                        500          4.750       09/01/00            508
Ohio State Building Authority Revenue, State Facilities,
   Administration Building Fund, Series A                                   600          5.250       10/01/03            629
                                                                                                                  ----------

                                                                                                                       2,719
                                                                                                                  ----------

OKLAHOMA - 0.3%
Stillwater, Oklahoma, Series A, Medical Center Authority Revenue            300          5.550       05/15/01            309
                                                                                                                  ----------

                                                                                                                         309
                                                                                                                  ----------



36 Limited Volatility Tax Free Fund                              Specialty Funds

LIMITED VOLATILITY TAX FREE FUND

June 30, 1998 (Unaudited)


                                                                        PRINCIPAL                      DATE         MARKET
                                                                         AMOUNT                         OF          VALUE
                                                                          (000)           RATE       MATURITY       (000)
                                                                      ------------      ---------    --------     ---------
PENNSYLVANIA - 2.3%
Erie, Pennsylvania Water Authority Water Revenue (a)(d)               $     420          4.300%      12/01/04     $      417
Harrisburg, Pennsylvania, Zero Coupon,
   Series D, General Obligation (a)                                         815          0.000       03/15/04            636
Pennsylvania, State of, General Obligation                                  500          5.300       07/01/99            508
Philadelphia, Pennsylvania Hospitals & Higher Education Facilities
   Authority Revenue, Series A                                              500          5.000       05/15/02            513
Philadelphia, Pennsylvania, Zero Coupon, Water & Sewer Revenue (a)          500          0.000       10/01/02            417
                                                                                                                  ----------

                                                                                                                       2,491
                                                                                                                  ----------

PUERTO RICO - 0.9%
Puerto Rico Electrical Power Authority Power Revenue, Series DD           1,000          5.000       07/01/04          1,041
                                                                                                                  ----------

                                                                                                                       1,041
                                                                                                                  ----------

RHODE ISLAND - 0.9%
Rhode Island Housing & Mortgage Finance Authority, Series A,
   Housing Revenue (a)                                                    1,000          5.150       07/01/01          1,024
                                                                                                                  ----------

                                                                                                                       1,024
                                                                                                                  ----------

SOUTH CAROLINA - 1.2%
Columbia, South Carolina, Zero Coupon, Waterworks & Sewer
   System Revenue                                                         1,000          0.000       02/01/04            789
Spartanburg County, South Carolina Social Health Services, Inc.
   Hospital Revenue (a)                                                     500          4.400       04/15/01            504
                                                                                                                  ----------

                                                                                                                       1,293
                                                                                                                  ----------

TENNESSEE - 1.7%
Metropolitan Government, Nashville & Davidson County, Tennessee
   Health & Educational Facilities Bond Revenue, Series A                   615          5.250       05/01/01            635
Metropolitan Government, Nashville & Davidson County, Tennessee
   Health & Educational Facilities Bond Revenue, Series A (a)               750          4.500       11/01/03            759
White House Utility District, Tennessee, Robertson & Sumner Counties,
   Zero Coupon, Waterworks Revenue (a)                                      650          0.000       01/01/05            487
                                                                                                                  ----------

                                                                                                                       1,881
                                                                                                                  ----------

TEXAS - 8.4%
Abilene, Texas Health Facilities Development
   Corp., Medical Center A, Health Care Revenue (a)                         500          5.100       09/01/99            508
Denison, Texas Hospital Authority Revenue                                   500          5.250       08/15/01            515
Harris County, Texas Health Facilities
   Development Corporation, Hospital Revenue                                500          5.000       06/01/04            516
Harris County, Texas, Zero Coupon, General Obligation (a)                 1,000          0.000       08/15/03            800
Houston, Texas, Series A, General Obligation                                650          5.000       03/01/02            669
Houston, Texas, Series C, General Obligation                              1,000          5.900       03/01/03          1,057
Irving, Texas Independent School District,
   Zero Coupon, General Obligation                                          650          0.000       02/15/03            531




Specialty Funds                              Limited Volatility Tax Free Fund 37

LIMITED VOLATILITY TAX FREE FUND

June 30, 1998 (Unaudited)


                                                                        PRINCIPAL                      DATE         MARKET
                                                                         AMOUNT                         OF          VALUE
                                                                          (000)           RATE       MATURITY       (000)
                                                                      ------------      ---------    --------     ---------
San Antonio, Texas Electric & Gas Revenue, Zero Coupon, Series B (a)  $   1,000          0.000%      02/01/04     $      781
San Antonio, Texas General Obligation                                     1,000          5.000       08/01/00          1,021
Stephenville, Texas Independent School District, Zero Coupon,
   General Obligation                                                       830          0.000       02/15/04            647
Tarrant County, Texas Health Facilities Development Corp.
   Systems Revenue, Series A (a)                                            500          5.000       02/15/01            512
Texas State Public Finance Authority Building Revenue (d)                 1,000          5.000       02/01/05          1,035
University of Texas, University Revenues, Series A                          605          5.000       08/15/03            628
                                                                                                                  ----------

                                                                                                                       9,220
                                                                                                                  ----------

UTAH - 4.2%
Intermountain Power Agency, Power Supply Revenue, Series B (a)              500          5.250       07/01/99            508
Intermountain Power Agency, Power Supply Revenue, Series B (a)              500          7.200       07/01/99            511
Intermountain Power Agency, Power Supply Revenue, Series C                1,000          4.700       07/01/02          1,017
Intermountain Power Agency, Power Supply Revenue, Series C (a)            1,250          5.500       07/01/99          1,273
Intermountain Power Agency, Power Supply Revenue, Series E                  500          5.250       07/01/01            517
Utah State Board of Regents Revenue                                         300          5.000       08/01/02            309
Utah State Building Ownership Authority Lease Revenue, Series A             500          5.500       05/15/00            514
                                                                                                                  ----------

                                                                                                                       4,649
                                                                                                                  ----------

VIRGINIA - 0.5%
Virginia Public Building Authority Revenue, Staff and
 Local Appropriation                                                        500          5.100       08/01/99            508
                                                                                                                  ----------

                                                                                                                         508
                                                                                                                  ----------

WASHINGTON - 9.2%
CDP King County III, Washington, Lease Revenue (a)                        1,000          4.600       06/01/03          1,016
Washington State Health Care Facilities Authority Revenue, Series A         250          4.300       08/15/01            251
Washington State Public Power Supply System, Nuclear Project
   No. 1 Revenue, Series B                                                  500          5.000       07/01/00            509
Washington State Public Power Supply System, Nuclear Project
   No. 2 Revenue, Series A                                                  280          5.000       07/01/00            285
Washington State Public Power Supply System, Nuclear Project
   No. 2 Revenue, Series B                                                1,500          5.450       07/01/00          1,539
Washington State Public Power Supply System, Nuclear Project
   No. 2 Revenue, Series C                                                  650          7.200       07/01/99            671
Washington State Public Power Supply System, Nuclear Project
   No. 3 Revenue, Series A                                                1,000          5.000       07/01/04          1,028
Washington State, Series A, General Obligation                            1,060          6.500       07/01/04          1,183
Washington State, Series C, General Obligation                            1,000          5.000       07/01/02          1,032
Washington State, Series C, General Obligation                            2,000          5.500       07/01/99          2,037
Washington State, Series R, General Obligation                              500          5.000       07/01/99            507
                                                                                                                  ----------

                                                                                                                      10,058
                                                                                                                  ----------




38 Limited Volatility Tax Free Fund                              Specialty Funds

LIMITED VOLATILITY TAX FREE FUND

June 30, 1998 (Unaudited)



                                                                        PRINCIPAL                      DATE         MARKET
                                                                         AMOUNT                         OF          VALUE
                                                                          (000)           RATE       MATURITY       (000)
                                                                      ------------      ---------    --------     ---------
WISCONSIN - 1.3%
Chippewa Falls, Wisconsin Area University School
   District, General Obligation                                       $   1,375          5.250%      04/01/05     $    1,435
                                                                                                                  ----------

                                                                                                                       1,435
                                                                                                                  ----------

WYOMING - 0.3%
Uinta County, Wyoming Pollution Control Revenue                             300          3.750(b)    08/15/20            300
                                                                                                                  ----------

                                                                                                                         300
                                                                                                                  ----------

TOTAL INVESTMENTS
(identified cost $110,127)(c) - 101.6%                                                                               111,437

OTHER ASSETS AND LIABILITIES, NET - (1.6%)                                                                            (1,710)
                                                                                                                  ----------

NET ASSETS - 100.0%                                                                                               $  109,727
                                                                                                                  ----------
                                                                                                                  ----------


(a)  Bond is insured by AMBAC, FGIC, or MBIA.
(b)  Adjustable or floating rate security.
(c)  See Note 2 for federal income tax information.
(d)  Forward commitment. See Note 2.

ABBREVIATIONS:
AMBAC - AMBAC Indemnity Corporation
FGIC - Financial Guaranty Insurance Company
MBIA - Municipal Bond Investors Assurance


QUALITY RATINGS AS A % OF MARKET VALUE

AAA                                          60%
AA                                           22
A                                            10
BBB                                           8
                                            ----
                                            100%
                                            ----
                                            ----


ECONOMIC SECTOR EMPHASIS AS A % OF MARKET VALUE

General Obligation                           30%
Utility Revenue                              16
State and Community Lease                    12
Health Care Revenue                          24
Refunded                                      1
Housing Revenue                               4
University Revenue                            3
Other                                        10
                                        --------
                                            100%
                                        --------
                                        --------


        The accompanying notes are an integral part of the financial statements.


Specialty Funds                              Limited Volatility Tax Free Fund 39

LIMITED VOLATILITY TAX FREE FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998 (Unaudited)




                                                                                                                 Amount in
                                                                                                             thousands (except
                                                                                                             per share amount)


ASSETS
Investments at market (identified cost $110,127)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .      $      111,437
Receivables:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,732
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 148
                                                                                                              --------------
     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             113,317

LIABILITIES
Payables:
  Investments purchased (delayed settlement)(Note 2) . . . . . . . . . . . . . . . .      $        3,468
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  56
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                  44
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  22
                                                                                          --------------

        Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,590
                                                                                                              --------------


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      109,727
                                                                                                              --------------
                                                                                                              --------------


NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               $ 321
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (817)
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . .               1,310
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  52
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             108,861
                                                                                                              --------------


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      109,727
                                                                                                              --------------
                                                                                                              --------------


NET ASSET VALUE, offering and redemption price per share:
  ($109,726,825 divided by 5,160,207 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        21.26
                                                                                                              --------------
                                                                                                              --------------





        The accompanying notes are an integral part of the financial statements.


40 Limited Volatility Tax Free Fund                              Specialty Funds

LIMITED VOLATILITY TAX FREE FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1998 (Unaudited)



                                                                                                            Amounts in thousands

INVESTMENT INCOME:
   Interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          2,232

EXPENSES (Notes 2 and 4):
   Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $           244
   Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  25
   Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  21
   Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   9
   Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  17
   Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
   Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  11
                                                                                          --------------


    Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 328
                                                                                                              --------------


Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,904
                                                                                                              --------------


REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  55
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .                 (88)
                                                                                                              --------------


Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (33)
                                                                                                              --------------


Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $        1,871
                                                                                                              --------------
                                                                                                              --------------




        The accompanying notes are an integral part of the financial statements.


Specialty Funds                              Limited Volatility Tax Free Fund 41

LIMITED VOLATILITY TAX FREE FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                Amounts in thousands

                                                                                       FOR THE SIX MONTHS    FOR THE YEAR
                                                                                       ENDED JUNE 30, 1998       ENDED
                                                                                           (UNAUDITED)     DECEMBER 31, 1997
                                                                                       ------------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
   Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $           1,904   $           2,885
   Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   55                 113
   Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . .                  (88)                530
                                                                                       -----------------   -----------------

     Net increase (decrease) in net assets resulting from operations  . . . . . . .                1,871               3,528
                                                                                       -----------------   -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
   Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,559)             (2,885)
   In excess of net investment income . . . . . . . . . . . . . . . . . . . . . . .                  --                 (24)
                                                                                       -----------------   -----------------


     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .              (1,559)             (2,909)
                                                                                       -----------------   -----------------


FROM FUND SHARE TRANSACTIONS:
   Net increase (decrease) in net assets from Fund share transactions (Note 6) . . .               26,339              16,113
                                                                                       -----------------   -----------------


TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .              26,651              16,732

NET ASSETS
   Beginning of period . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              83,076              66,344
                                                                                       -----------------   -----------------
   End of period (including undistributed net investment income of
     $321 and accumulated distributions in excess of net investment
     income of $24, respectively). . . . . . . . . . . . . . . . . . . . . . . . . .   $         109,727   $          83,076
                                                                                       -----------------   -----------------
                                                                                       -----------------   -----------------




        The accompanying notes are an integral part of the financial statements.

42 Limited Volatility Tax Free Fund                              Specialty Funds

LIMITED VOLATILITY TAX FREE FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.



                                                                                  YEAR ENDED DECEMBER 31,
                                                            -----------------------------------------------------------------

                                               1998*          1997          1996          1995          1994          1993
                                             ---------     ---------     ---------     ---------     ---------     ---------

NET ASSET VALUE, BEGINNING OF PERIOD. . . .  $   21.19     $   21.02     $   21.24     $   20.48     $   21.45     $   21.03
                                             ---------     ---------     ---------     ---------     ---------     ---------

INCOME FROM INVESTMENT OPERATIONS:
    Net investment income . . . . . . . . .        .40           .84           .85           .81           .86           .94
    Net realized and unrealized
     gain (loss) on investments . . . . . .        .01           .18          (.21)          .77          (.97)          .42
                                             ---------     ---------     ---------     ---------     ---------     ---------


     Total Income From
       Investment Operations. . . . . . . .        .41          1.02           .64          1.58          (.11)         1.36
                                             ---------     ---------     ---------     ---------     ---------     ---------


LESS DISTRIBUTIONS:
   Net investment income . . . . . . . . .        (.34)         (.84)         (.86)         (.82)         (.86)         (.94)
   In excess of net investment income. . .          --          (.01)           --            --            --            --
                                             ---------     ---------     ---------     ---------     ---------     ---------

     Total Distributions. . . . . . . . . .       (.34)         (.85)         (.86)         (.82)         (.86)         (.94)
                                             ---------     ---------     ---------     ---------     ---------     ---------

NET ASSET VALUE, END OF PERIOD. . . . . . .  $   21.26     $   21.19     $   21.02     $   21.24     $   20.48     $   21.45
                                             ---------     ---------     ---------     ---------     ---------     ---------
                                             ---------     ---------     ---------     ---------     ---------     ---------

TOTAL RETURN (%)(a) . . . . . . . . . . . .       4.86          4.92          3.07          7.81         (0.54)         6.58

RATIOS/SUPPLEMENTAL DATA:
   Net Assets, end of period
     ($000 omitted) . . . . . . . . . . . .    109,727        83,076        66,344        63,838        48,975        51,211

   Ratios to average net assets (%)(b):
     Operating expenses . . . . . . . . . .        .67           .71           .75           .74           .72           .75
     Net investment income. . . . . . . . .       3.91          3.99          4.02          3.91          4.14          4.40

   Portfolio turnover rate (%)(b) . . . . .      92.86         40.79         74.34         73.91         71.71         24.05


*   For the six months ended June 30, 1998 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1998 are annualized.


Specialty Funds                             Limited Volatility Tax Free Fund 43

MONEY MARKET FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)


                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)           RATE        MATURITY*       (000)
                                                                      -------------     --------    ------------  -----------

CORPORATE BONDS AND NOTES - 32.6%
Bank of Nova Scotia (MTN)                                             $  11,500          6.375%      04/14/99      $  11,543
Bravo Trust (a)                                                          45,000          5.706       10/15/98         45,000
Carolina Medical Plan, Inc. (a)                                          20,000          5.640       06/01/22         20,000
First USA Bank (a)                                                        2,000          5.882       10/01/98          2,001
General Electric Capital Corp.                                           15,000          5.520       07/23/98         15,000
Goldman Sachs Group L.P.                                                 30,000          5.570       09/01/98         30,000
Grantor Trust (a)                                                        44,427          5.687       12/01/04         44,427
Household International (MTN)                                             6,000          5.700       07/03/98          6,000
McDonnell Douglas Finance Corp. (MTN)                                     5,485          6.500       07/01/98          5,485
Merrill Lynch & Co., Inc. (MTN)(a)                                       14,000          5.631       10/14/98         14,000
Morgan (J.P.) & Co., Inc. (MTN)                                          15,000          5.750       03/10/99         15,000
Pacific Life Insurance Co.                                               25,000          5.747       04/23/99         25,000
Providian Life & Health (a)                                              25,000          5.806       07/15/99         25,000
Salts III Cayman Island Corp. Series 98-3                                31,000          5.850       12/14/98         31,000
Salts III Cayman Island Corp. Series 98-6                                 8,000          5.816       12/18/98          8,000
Wells Fargo & Co. (a)                                                    10,000          5.727       07/01/98         10,000
Westpac Banking Corp.                                                    15,000          5.690       03/29/99         14,994
                                                                                                                  ----------

TOTAL CORPORATE BONDS AND NOTES
(cost $322,450)                                                                                                      322,450
                                                                                                                  ----------

EURODOLLAR BONDS AND NOTES- 1.4%
Metropolis of Tokyo                                                       5,000          9.250       10/11/98          5,044
Sony Euro-Finance BV (MTN)                                                8,830          5.750       08/06/98          8,827
                                                                                                                  ----------

TOTAL EURODOLLAR BONDS AND NOTES
(cost $13,871)                                                                                                        13,871
                                                                                                                  ----------

DOMESTIC CERTIFICATES OF DEPOSIT - 3.5%
Corestates Bank NA (a)                                                   15,000          5.630       07/13/98         15,000
Corestates Bank NA (a)                                                   20,000          5.670       08/27/98         20,000
                                                                                                                  ----------

TOTAL DOMESTIC CERTIFICATES OF DEPOSIT
(cost $35,000)                                                                                                        35,000
                                                                                                                  ----------

YANKEE CERTIFICATES OF DEPOSIT - 6.6%
Deutsche Bank                                                            30,000          5.700       03/30/99         29,983
National Westminster Bank PLC                                            10,000          5.740       04/28/99          9,990
Societe Generale (a)                                                     25,000          5.780       07/01/98         25,000
                                                                                                                  ----------

TOTAL YANKEE CERTIFICATES OF DEPOSIT
(cost $64,973)                                                                                                        64,973
                                                                                                                  ----------

DOMESTIC COMMERCIAL PAPER - 52.7%
Banco Real SA                                                            10,000          5.575       07/02/98          9,998
Banco Real SA Grand Cayman                                               13,000          5.530       07/27/98         12,948
Banco Rio De La Plata                                                    10,000          5.465       12/08/98          9,757
Bavaria TRR Corp.                                                        25,000          5.550       08/04/98         24,869
BTM Capital Corp.                                                        27,000          5.670       07/08/98         26,970


44  Money Market Fund                                            Specialty Funds

MONEY MARKET FUND

June 30, 1998 (Unaudited)



                                                                        PRINCIPAL                       DATE
                                                                         AMOUNT                          OF           VALUE
                                                                          (000)           RATE       MATURITY*        (000)
                                                                      -------------     --------    ------------  -----------
BTM Capital Corp.                                                     $  10,000          5.660%      08/03/98      $   9,948
Centric Capital Corp.                                                    17,000          5.560       07/20/98         16,950
Centric Capital Corp.                                                    10,000          5.550       07/28/98          9,958
Centric Capital Corp.                                                     3,000          5.550       08/03/98          2,985
Centric Capital Corp.                                                    10,000          5.580       08/03/98          9,949
Centric Capital Corp.                                                    10,000          5.550       08/13/98          9,934
Certain Funding Corp.                                                    30,738          5.540       08/03/98         30,582
China Merchants                                                          18,750          5.553       07/28/98         18,672
China Merchants                                                          28,000          5.560       08/26/98         27,758
Dixie Overseas Ltd.                                                      25,000          5.550       07/09/98         24,969
Gotham Funding Corp.                                                     15,000          5.720       07/22/98         14,950
Gotham Funding Corp.                                                      4,383          5.750       07/22/98          4,368
Hitachi Credit America Corp.                                              9,000          5.730       09/15/98          8,891
Hitachi Credit America Corp.                                             14,000          5.680       09/21/98         13,819
Hitachi Credit America Corp.                                             14,267          5.770       09/24/98         14,073
KZH CNC Corp.                                                             5,036          5.800       08/06/98          5,007
KZH Holding Corp. III                                                    10,000          5.550       08/06/98          9,944
KZH IV Corp.                                                              7,583          5.560       08/03/98          7,544
KZH IV Corp.                                                             14,555          5.600       09/30/98         14,349
KZH-Soleil Corp.                                                         15,195          5.570       08/19/98         15,080
KZH-Soleil Corp.                                                          5,654          5.560       08/20/98          5,610
KZH-Soleil Corp.                                                         11,198          5.510       08/25/98         11,104
KZH-Soleil Corp.                                                          6,739          5.510       09/16/98          6,660
Mitsubishi International                                                  9,000          5.555       07/20/98          8,974
Mitsubishi International                                                 20,023          5.555       07/28/98         19,939
Mitsubishi Motors Credit America                                         10,000          5.660       07/15/98          9,978
Nomura Holding America Inc.                                              14,068          6.300       07/01/98         14,068
Pegasus Two Ltd.                                                         11,596          5.570       07/16/98         11,569
Siebe PLC                                                                25,000          5.550       07/23/98         24,915
Special Purpose Accounts Receivable Co.                                  16,000          5.550       08/10/98         15,901
Tasmanian Public Finance Corp.                                           13,000          5.550       07/08/98         12,986
Westways Funding I Ltd.                                                  11,014          5.570       07/08/98         11,002
Westways Funding I Ltd.                                                  15,000          5.580       07/31/98         14,930
                                                                                                                  ----------

TOTAL DOMESTIC COMMERCIAL PAPER
(cost $521,908)                                                                                                      521,908
                                                                                                                  ----------


Specialty Funds                                           Money Market Fund  45

MONEY MARKET FUND

June 30, 1998 (Unaudited)


                                                                        PRINCIPAL                      DATE
                                                                         AMOUNT                         OF           VALUE
                                                                          (000)           RATE       MATURITY*       (000)
                                                                      -------------     --------    ------------  -----------

EURODOLLAR TIME DEPOSITS - 1.0%
Bank of Tokyo Mitsubishi, Ltd.                                        $  10,000          5.800%      08/06/98     $   10,000
                                                                                                                  ----------

TOTAL EURODOLLAR TIME DEPOSITS
(cost $10,000)                                                                                                        10,000
                                                                                                                  ----------

UNITED STATES GOVERNMENT AGENCIES - 2.4%
Aid to Chile Guaranteed Note (LIBOR Floater)(a)                          11,739          5.875       06/01/05         11,749
Aid to INH Portugal Guaranteed Note (LIBOR Floater)(a)                   12,188          5.950       12/01/17         12,390
                                                                                                                  ----------

TOTAL UNITED STATES GOVERNMENT AGENCIES
(cost $24,139)                                                                                                        24,139
                                                                                                                  ----------

TOTAL INVESTMENTS (amortized cost $992,341)(b) - 100.2%                                                              992,341
OTHER ASSETS AND LIABILITIES, NET - (0.2%)                                                                            (2,044)
                                                                                                                  ----------

NET ASSETS - 100%                                                                                                 $  990,297
                                                                                                                  ----------
                                                                                                                  ----------


* The interest rate for all securities with a maturity greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen months or less.
(a)   Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.

ABBREVIATIONS:

LIBOR - London Interbank Offered Rate
MTN   - Medium Term Note

        The accompanying notes are an integral part of the financial statements.

46  Money Market Fund                                            Specialty Funds

MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILTIES

June 30, 1998 (Unaudited)


                                                                                                               Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)

ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . . . . . . . . . . . . .      $      992,341
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,656
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             996,997

LIABILITIES
Payables:
  Bank overdraft . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,856
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,563
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 105
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 176
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,700
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      990,297
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               9,903
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             980,394
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      990,297
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($990,297,001 divided by 990,297,001 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $         1.00
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.

Specialty Funds                                            Money Market Fund 47

MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1998 (Unaudited)


                                                                                                           Amounts in thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       27,761

EXPENSES (Notes 2 and 4):
  Management fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,204
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 184
  Transfer Agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  27
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  19
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  60
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  29
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,524
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .                (722)
                                                                                          --------------

     Expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 802
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              26,959
                                                                                                              --------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . .      $       26,959
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.


48  Money Market Fund                                            Specialty Funds

MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                Amounts in thousands

                                                                                          FOR THE SIX           FOR THE
                                                                                          MONTHS ENDED           YEAR
                                                                                         JUNE 30, 1998           ENDED
                                                                                          (UNAUDITED)      DECEMBER 31, 1997
                                                                                       -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $         26,959    $         40,768

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (26,959)            (40,768)

FROM FUND SHARE TRANSACTIONS:
  Net increase in net assets from Fund share transactions (Note 6) . . . . . . . . .              64,014             429,351
                                                                                       -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .              64,014             429,351

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             926,283             496,932
                                                                                       -----------------   -----------------
  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        990,297    $        926,283
                                                                                       -----------------   -----------------
                                                                                       -----------------   -----------------


        The accompanying notes are an integral part of the financial statements.


Specialty Funds                                           Money Market Fund  49

MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.


                                                                                     YEAR ENDED DECEMBER 31,
                                                                        ---------------------------------------------------------
                                                                1998*       1997       1996        1995        1994       1993
                                                             ---------- ----------  ----------  ----------  ---------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .   $   1.0000 $   1.0000  $   1.0000  $   1.0000  $   1.0000 $   1.0000
                                                             ---------- ----------  ----------  ----------  ---------- ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . .        .0277      .0563       .0549       .0601       .0447      .0342
                                                             ---------- ----------  ----------  ----------  ---------- ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . .       (.0277)    (.0563)     (.0549)     (.0601)     (.0447)    (.0342)
                                                             ---------- ----------  ----------  ----------  ---------- ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .   $   1.0000 $   1.0000  $   1.0000  $   1.0000  $   1.0000 $   1.0000
                                                             ---------- ----------  ----------  ----------  ---------- ----------
                                                             ---------- ----------  ----------  ----------  ---------- ----------

TOTAL RETURN (%)(a)(b) . . . . . . . . . . . . . . . . . .         2.81       5.79        5.63        6.19        4.57       3.48

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . .      990,297    926,283     496,932     533,643     502,302    415,998

  Ratios to average net assets (%)(b)(c):
     Operating expenses, net . . . . . . . . . . . . . . .          .17        .08         .05         .06         .05        .07
     Operating expenses, gross . . . . . . . . . . . . . .          .32        .30         .30         .26         .05        .07
     Net investment income . . . . . . . . . . . . . . . .         5.60       5.65        5.49        6.01        4.49       3.38


*    For the six months ended June 30, 1998 (Unaudited).
(a)  Periods less than one year are not annualized.
(b) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment advisory fees. See Note 4.
(c)  The ratios for the period ended June 30, 1998 are annualized.


50  Money Market Fund                                            Specialty Funds

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)



                                                                      PRINCIPAL                       DATE
                                                                       AMOUNT                          OF          VALUE
                                                                        (000)           RATE        MATURITY       (000)
                                                                    -----------   ------------   ------------   ----------

UNITED STATES GOVERNMENT AGENCIES - 63.2%
Aid to Sri Lanka Guaranteed Note (LIBOR Floater)(a)                 $     3,500          5.950%      06/15/12   $      3,534
Aid to Chile Guaranteed Note (LIBOR Floater)(a)                           5,516          5.875       06/01/05          5,521
Federal Farm Credit Bank Bonds                                            2,500          5.650       07/01/98          2,500
Federal Home Loan Mortgage Corp.                                          2,300          5.500       10/30/98          2,298
Federal Farm Credit Bank Bonds Participation Certificates                 1,479          6.000       03/15/99          1,479
Federal Farm Credit Bank Bonds Participation Certificates                 1,794          5.500       05/01/99          1,790
Federal Home Loan Mortgage Corp.                                         10,000          5.550       04/29/99          9,988
Federal National Mortgage Association (MTN)                               1,000          5.220       07/10/98          1,000
Federal National Mortgage Association (MTN                                1,000          5.240       07/15/98          1,000
Federal National Mortgage Association (MTN)                               5,000          5.530       03/11/99          4,995
Federal National Mortgage Association (MTN)                              12,460          5.261       06/02/99         12,424
Nebraska Higher Education Loan (c)                                        9,568          5.510       07/20/98          9,540
Nebraska Higher Education Loan (c)                                       15,000          5.500       07/23/98         14,950
Student Loan Marketing Association (a)                                    2,600          5.321       08/20/98          2,599
Student Loan Marketing Association (a)                                    1,000          5.341       01/13/99            998
Student Loan Marketing Association (MTN)(a)                              10,000          5.557       10/06/98          9,998
Student Loan Marketing Association (MTN)(a)                               2,000          5.261       07/12/99          1,998
Student Loan Marketing Association Notes                                  1,000          5.800       12/18/98          1,001
                                                                                                                  ----------

TOTAL UNITED STATES GOVERNMENT AGENCIES                                                                               87,613
                                                                                                                  ----------

TOTAL INVESTMENTS (amortized cost $87,613) - 63.2%                                                                    87,613
                                                                                                                  ----------

REPURCHASE AGREEMENTS - 36.8%
Agreement with BZW Securities and the Bank of New York (Tri-Party) of $20,080
  acquired June 30, 1998 at 6.000% to be repurchased at $20,084 on July 1, 1998, collateralized by:
  $20,281 Student Loan Marketing Association, due June 10, 1999, valued at $20,482                                    20,080
Agreement with HSBC and Chase Bank (Tri-Party) of $31,000
  acquired June 30, 1998 at 6.050% to be repurchased at $31,005 on July 1, 1998, collateralized by:
  $32,055 United States Treasury Obligations and Government Agencies, valued at $31,622                               31,000
                                                                                                                  ----------

TOTAL REPURCHASE AGREEMENTS (identified cost $51,080)                                                                 51,080
                                                                                                                  ----------

TOTAL INVESTMENTS AND REPURCHASE AGREEMENTS (cost $138,693)(b) - 100.0%                                              138,693
OTHER ASSETS AND LIABILITIES, NET - 0.0%                                                                                  33
                                                                                                                  ----------

NET ASSETS - 100.0%                                                                                               $  138,726
                                                                                                                  ----------
                                                                                                                  ----------


* The interest rate for all securities with a maturity greater than thirteen months has an automatic reset feature resulting in an effective maturity of thirteen months or less.

(a) Adjustable or floating rate security.
(b) The identified cost for federal income tax purposes is the same as shown above.
(c) Guaranteed by Student Loan Marketing Association.

ABBREVIATIONS:
LIBOR - London Interbank Offered Rate
MTN - Medium Term Note


        The accompanying notes are an integral part of the financial statements.


52  U.S. Government Money Market Fund                            Specialty Funds

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998 (Unaudited)



                                                                                                               Amounts in
                                                                                                            thousands (except
                                                                                                            per share amount)
ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . . . . . . . . . . . . .      $       87,613
Repurchase agreements (identified cost $51,080)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . .              51,080
Cash     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 730
Interest receivable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 667
Prepaid Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  10
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             140,100

LIABILITIES
Payables:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          578
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 791
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   5
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,374
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      138,726
                                                                                                              --------------
                                                                                                              --------------
NET ASSETS CONSIST OF:
Shares of beneficial interest  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,387
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             137,339
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      138,726
                                                                                                              --------------
                                                                                                              --------------
NET ASSET VALUE, offering and redemption price per share:
  ($138,725,961 divided by 138,725,961 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $         1.00
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.

Specialty Funds                           U.S. Government Money Market Fund  53

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1998 (Unaudited)



                                                                                                           Amounts in thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        4,049

EXPENSES (Notes 2 and 4):
  Management fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          179
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  29
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 103
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   6
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  16
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  18
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 352
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .                (105)
                                                                                          --------------

     Expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 247
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,802
                                                                                                              --------------

Net increase in net assets resulting from operations . . . . . . . . . . . . . . . . . . . . . . . . . .      $        3,802
                                                                                                              --------------
                                                                                                              --------------


       The accompanying notes are an integral part of the financial statements.

54  U.S. Government Money Market Fund                            Specialty Funds

U.S. GOVERNMENT MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                                Amounts in thousands

                                                                                          FOR THE SIX            FOR THE
                                                                                          MONTHS ENDED         FISCAL YEAR
                                                                                        FEBRUARY 28, 1998         ENDED
                                                                                          (UNAUDITED)        AUGUST 31, 1997
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          3,802   $          11,788

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (3,802)            (11,788)

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6). . . .             (48,686)            (52,313)
                                                                                        -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .             (48,686)            (52,313)

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             187,412              239,725
                                                                                        -----------------   -----------------
  End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        138,726    $         187,412
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------


       The accompanying notes are an integral part of the financial statements.

Specialty Funds                           U.S. Government Money Market Fund  55

U.S. GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.


                                                                                         YEAR ENDED DECEMBER 31,
                                                                        ---------------------------------------------------------
                                                               1998*        1997       1996        1995        1994       1993
                                                            ----------  ----------  ----------  ----------  ---------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .  $   1.0000  $   1.0000  $   1.0000  $   1.0000  $   1.0000 $   1.0000
                                                            ----------  ----------  ----------  ----------  ---------- ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income  . . . . . . . . . . . . . . . . .       .0264       .0545       .0526       .0580       .0380      .0284
                                                            ----------  ----------  ----------  ----------  ---------- ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . .      (.0264)     (.0545)     (.0526)     (.0580)     (.0380)    (.0284)
                                                            ----------  ----------  ----------  ----------  ---------- ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .  $   1.0000  $   1.0000  $   1.0000  $   1.0000  $   1.0000 $   1.0000
                                                            ----------  ----------  ----------  ----------  ---------- ----------
                                                            ----------  ----------  ----------  ----------  ---------- ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . .        2.67        5.59        5.40        5.98        3.87       2.88

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . .     138,726     187,412     239,725     149,941     112,077     95,410

  Ratios to average net assets (%):
     Operating expenses, net (b)(c). . . . . . . . . . . .         .35         .20         .25         .32         .57        .49
     Operating expenses, gross (b)(c). . . . . . . . . . .         .49         .41         .50         .51         .57        .49
     Net investment income (b) . . . . . . . . . . . . . .        5.32        5.44        5.27        5.82        3.91       2.85


*    For the six months ended June 30, 1998 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1998 are annualized.
(c)  See Note 4 for current period amounts.


56  U.S. Government Money Market Fund                            Specialty Funds

TAX FREE MONEY MARKET FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)

                                                                       PRINCIPAL                          DATE
                                                                        AMOUNT                             OF            VALUE
                                                                         (000)            RATE          MATURITY*        (000)
                                                                      -----------      -----------     -----------     -----------
ALABAMA - 4.8%
Alabama Housing Financing Authority Revenue Development, Series B,
  weekly demand                                                       $     1,605        3.650(2)%        12/01/14     $     1,605
Alabama Housing Financing Authority Revenue Development, Project A,
  weekly demand                                                             4,000        3.600(2)         06/15/26           4,000
Birmingham, Alabama Baptist Medical Center Special Care Facility
  Finance Authority, weekly demand                                          1,500        3.700(2)         09/01/20           1,500
Tuscaloosa, Alabama Industrial Development Revenue, weekly demand           1,100        3.550(2)         12/01/99           1,100
                                                                                                                       -----------

                                                                                                                             8,205
                                                                                                                       -----------

ARIZONA - 2.6%
Apache County, Arizona Industrial Development Authority,
  weekly demand                                                               300        3.600(2)         12/01/20             300
Chandler, Arizona Industrial Development Authority Revenue,
  monthly demand                                                            2,955        3.700(3)         12/15/09           2,955
Maricopa County, Arizona Industrial Development Authority Revenue,
  weekly demand                                                               700        4.000(2)         10/01/04             700
Phoenix, Arizona Street & Highway Revenue, Series 1987,
  quarterly demand                                                            500        6.100            07/01/98             500
                                                                                                                       -----------

                                                                                                                             4,455
                                                                                                                       -----------

COLORADO - 3.1%
Adams & Weld Counties, Colorado School District, Series B,
  semi-annual demand (a)                                                      410        4.300            12/01/98             410
Colorado Housing Financial Authority, weekly demand                         1,150        3.650(2)         06/01/05           1,150
Colorado Housing Financial Authority, weekly demand                           600        3.650(2)         05/01/15             600
Colorado Multi-family Housing Financing Authority Series A,
  weekly demand                                                               175        3.625(2)         11/01/09             175
Denver, Colorado City & County Multi-family Housing Revenue,
  daily demand                                                                100        4.050(1)         12/01/09             100
Smith Creek Metropolitan District, Colorado Revenue, weekly demand          2,700        3.550(2)         10/01/35           2,700
Smith Creek Metropolitan District, Colorado Revenue, weekly demand            200        3.600(2)         10/01/35             200
                                                                                                                       -----------

                                                                                                                             5,335
                                                                                                                       -----------

DELAWARE - 0.4%
Delaware Economic Development Authority Multi-family Housing Revenue,
  weekly demand                                                               650        3.650(2)         12/01/15             650
                                                                                                                       -----------

                                                                                                                               650
                                                                                                                       -----------

FLORIDA - 7.5%
Boca Raton, Florida Industrial Development Authority Revenue,
  weekly demand                                                               425        3.875(2)         12/01/14             425
Lee County, Florida Industrial Development Authority Revenue,
  weekly demand                                                             3,575        3.625(2)         04/01/10           3,575
Orange County, Florida Education Authority Revenue, weekly demand           3,000        3.600(2)         05/01/23           3,000
Orange County, Florida Industrial Development Authority Revenue,
  weekly demand                                                               950        3.700(2)         01/01/11             950
Orange County, Florida Industrial Development Authority Revenue,
  semi-annual demand                                                        3,145        3.700(5)         10/01/15           3,145
Orange County, Florida Industrial Development Authority Revenue,
  weekly demand                                                               800        3.600(2)         11/01/12             800


58 Tax Free Money Market Fund                                Specialty Funds

TAX FREE MONEY MARKET FUND

June 30, 1998 (Unaudited)

                                                                       PRINCIPAL                          DATE
                                                                        AMOUNT                             OF            VALUE
                                                                         (000)            RATE          MATURITY*        (000)
                                                                      -----------      -----------     -----------     -----------
Orange County, Florida Industrial Development Authority Revenue,
  weekly demand                                                       $     1,000        3.600(2)%        02/01/16     $     1,000
                                                                                                                       -----------

                                                                                                                            12,895
                                                                                                                       -----------

GEORGIA - 6.1%
DeKalb County, Georgia Housing Authority Multi-family Housing Revenue,
  weekly demand                                                               600        3.600(2)         06/01/25             600
Fulton County, Georgia Development Authority Revenue, weekly demand         3,000        3.600(2)         02/01/16           3,000
Gwinnett County, Georgia Development Authority Revenue, weekly demand         200        3.600(2)         03/01/17             200
Marietta, Georgia Housing Finance Authority, annual demand                  1,000        3.950(6)         01/15/09           1,001
Marietta, Georgia Housing Finance Authority, weekly demand                  2,500        3.625(2)         01/01/08           2,500
Savannah, Georgia Housing Authority Multi-family Housing Revenue,
  weekly demand                                                             1,000        3.600(2)         06/15/26           1,000
Smyrna, Georgia Housing Authority Multi-family Housing Revenue,
  weekly demand                                                               700        3.600(2)         06/01/25             700
Thomasville, Georgia Hospital Authority Revenue, weekly demand              1,500        3.600(2)         11/01/17           1,500
                                                                                                                       -----------

                                                                                                                            10,501
                                                                                                                       -----------

HAWAII - 0.8%
Hawaii State Department of Budget & Finance Special Purpose
  Mortgage Revenue, semi-annual demand                                      1,275        3.950(5)         12/01/15           1,276
                                                                                                                       -----------

                                                                                                                             1,276
                                                                                                                       -----------

ILLINOIS - 5.3%
Cook County, Illinois Community College Lease Certificates,
  Series C, semi-annual demand (a)                                            250        7.200            12/01/98             254
DeKalb, Illinois Industrial Development Revenue, weekly demand                500        3.700(2)         02/01/01             500
East Peoria, Illinois Multi-family Housing Revenue, weekly demand           1,810        3.750(2)         06/01/08           1,810
Illinois Development Finance Authority Revenue, quarterly demand              700        4.000(4)         08/01/25             700
Illinois Development Finance Authority Revenue, weekly demand               2,068        3.650(2)         09/01/26           2,068
Illinois Health & Educational Facilities Authority Revenue, Series B,
  weekly demand                                                             2,000        3.550(2)         08/15/22           2,000
St. Clair County, Illinois Industrial Development Board Revenue,
  weekly demand                                                             1,000        3.800(2)         10/01/15           1,000
Troy Grove, Illinois Revenue, weekly demand                                   750        5.015(2)         05/01/10             750
                                                                                                                       -----------

                                                                                                                             9,082
                                                                                                                       -----------

INDIANA - 8.9%
Baugo, Indiana Community Schools Tax Anticipation Warrants                  1,000        4.000            12/31/98           1,001
Benton, Indiana Community Schools Tax Anticipation Warrants                 1,000        4.250            12/31/98           1,001
Central High School Building Corporation, Indiana First
  Mortgage Revenue (a)                                                        930        4.250            02/01/99             933
Crawfordville, Indiana Community Schools Tax Anticipation Warrants          1,400        4.100            12/31/98           1,401


Specialty Funds                                Tax Free Money Market Fund 59

TAX FREE MONEY MARKET FUND

June 30, 1998 (Unaudited)

                                                                       PRINCIPAL                          DATE
                                                                        AMOUNT                             OF            VALUE
                                                                         (000)            RATE          MATURITY*        (000)
                                                                      -----------      -----------     -----------     -----------
Crown Point, Indiana Temporary Loan Warrants                          $     1,700        3.900%           12/31/98     $     1,701
Fort Wayne, Indiana Economic Development Revenue, weekly demand             1,000        3.625(2)         12/01/03           1,000
Marion County, Indiana Metropolitan School District, Series 1998,
quarterly demand                                                            1,900        4.250            07/01/98           1,900
Merrillville, Indiana Community School Corp. Tax
  Anticipation Warrants                                                     1,900        3.900            12/31/98           1,900
Perry Township, Indiana Metropolitan School District,
  quarterly demand                                                            945        3.750            07/01/98             945
Residential Apartments I Portfolio CERT Trust, 1996 Series A,
  weekly demand                                                             2,000        3.550(2)         12/01/02           2,000
Westfield-Washington, Indiana Schools Temporary Loan Warrants               1,500        4.100            12/31/98           1,500
                                                                                                                       -----------

                                                                                                                            15,282
                                                                                                                       -----------

IOWA - 1.6%
Carroll, Iowa Finance Authority Revenue, daily demand                       1,300        4.050(1)         06/01/28           1,300
Storm Lake, Iowa Private College Revenue, weekly demand                     1,400        3.600(2)         12/01/03           1,400
                                                                                                                       -----------

                                                                                                                             2,700
                                                                                                                       -----------

KANSAS - 0.9%
Wamego, Kansas Pollution Control Revenue, weekly demand                     1,600        3.250(2)         03/01/26           1,600
                                                                                                                       -----------

                                                                                                                             1,600
                                                                                                                       -----------

KENTUCKY - 4.0%
Calloway County, Kentucky Fire Protection Area Development E1,
  District 2, weekly demand                                                   910        3.650(2)         12/01/31             910
Calloway County, Kentucky Fire Protection Area Development E2,
  District 2, weekly demand                                                   490        3.650(2)         12/01/31             490
Elsmere, Kentucky Industrial Building Revenue, quarterly demand               560        3.750(4)         02/01/06             560
Elva-New Harmony, Kentucky Fire Protection District Area Development
  Series A-1, weekly demand                                                 3,315        3.650(2)         12/01/31           3,315
Hardin County, Kentucky Hospital Revenue, semi-annual demand (a)              400        7.700(5)         10/01/05             418
Jefferson County, Kentucky School District Financing Corp. Revenue,
  Series A, annual demand                                                     475        3.800            02/01/99             475
Louisville, Kentucky Industrial Development Revenue, weekly demand            750        3.650(2)         09/01/01             750
                                                                                                                       -----------

                                                                                                                             6,918
                                                                                                                       -----------

LOUISIANA - 1.2%
New Orleans, Louisiana Industrial Development Revenue, weekly demand        2,100        3.600(2)         03/01/07           2,100
                                                                                                                       -----------

                                                                                                                             2,100
                                                                                                                       -----------

MARYLAND - 2.4%
Anne Arundel County, Maryland Industrial Development Revenue,
  weekly demand                                                             2,260        3.700(2)         02/01/01           2,260
Montgomery County, Maryland Industrial Development Revenue,
  monthly demand (a)                                                          800        3.900(3)         04/01/14             800


60 Tax Free Money Market Fund                                Specialty Funds

TAX FREE MONEY MARKET FUND

June 30, 1998 (Unaudited)

                                                                       PRINCIPAL                          DATE
                                                                        AMOUNT                             OF            VALUE
                                                                         (000)            RATE          MATURITY*        (000)
                                                                      -----------      -----------     -----------     -----------
University of Maryland, University Revenues Revolving
  Equipment Loan, weekly demand                                       $     1,000        3.450(2)%        07/01/15     $     1,000
                                                                                                                       -----------

                                                                                                                             4,060
                                                                                                                       -----------

MASSACHUSSETTS - 1.8%
Brockton, Massachussetts Bond Anticipation Notes, annual demand             2,000        4.000            05/18/99           2,003
New England Education Loan Marketing Corp., Series C,
  quarterly demand                                                          1,000        4.750            07/01/98           1,000
                                                                                                                       -----------

                                                                                                                             3,003
                                                                                                                       -----------

MICHIGAN - 2.9%
Lansing, Michigan Economic Development Corp., semiannual demand             2,000        3.800(5)         05/01/15           2,000
Livonia, Michigan Economic Development Corp., semiannual demand               270        3.800(5)         11/15/04             270
McDonald Tax Exempt Mortgage Bond Trust, thirteen month demand (c)            143        4.100(7)         01/15/09             143
Meridian, Michigan Economic Development, monthly demand                       455        3.700(3)         11/15/14             455
Michigan State Job Development Authority Revenue, monthly demand            1,300        3.750(3)         11/01/14           1,300
Northville, Michigan Economic Development Corporation Limited
  Obligation Revenue, Series P, weekly demand                                 500        3.625(2)         05/01/14             500
Oakland County, Michigan Economic Development Corporation
Limited Obligation Revenue, quarterly demand                                  380        3.600(4)         08/01/15             380
                                                                                                                       -----------

                                                                                                                             5,048
                                                                                                                       -----------

MINNESOTA - 6.1%
Burnsville, Minnesota Industrial Development Revenue, Series C,
  weekly demand                                                               350        3.700(2)         02/01/01             350
Capital Realty Investment Tax Exempt Fund, Series 96-1, weekly demand       7,815        3.850(2)         12/01/04           7,815
Mendota Heights, Minnesota Commercial Development, weekly demand            1,580        3.650(2)         12/01/15           1,580
Minneapolis, Minnesota General Obligation, Series A, weekly demand            800        3.550(2)         12/01/05             800
                                                                                                                       -----------

                                                                                                                            10,545
                                                                                                                       -----------

MISSISSIPPI - 0.2%
DeSoto County, Mississippi Industrial Development Revenue,
  weekly demand                                                               400        5.015(2)         12/01/08             400
                                                                                                                       -----------

                                                                                                                               400
                                                                                                                       -----------

MISSOURI - 4.8%
Kansas City, Missouri Industrial Development Authority Hospital Revenue,
  weekly demand                                                               260        3.550(2)         08/01/18             260
Kansas City, Missouri Industrial Development Authority Multi-family
  Housing Revenue, weekly demand                                            4,000        4.000(2)         10/01/15           4,000
St. Charles County, Missouri Industrial Development Authority Revenue,
  weekly demand                                                             2,300        3.630(2)         12/01/27           2,300
St. Louis, Missouri Industrial Development Authority Revenue,
  weekly demand                                                               700        3.950(2)         08/30/99             700
St. Louis, Missouri Industrial Development Authority Revenue,
  weekly demand                                                               965        3.700(2)         02/01/01             965
                                                                                                                       -----------

                                                                                                                             8,225
                                                                                                                       -----------


Specialty Funds                                Tax Free Money Market Fund 61

TAX FREE MONEY MARKET FUND

June 30, 1998 (Unaudited)

                                                                       PRINCIPAL                          DATE
                                                                        AMOUNT                             OF            VALUE
                                                                         (000)            RATE          MATURITY*        (000)
                                                                      -----------      -----------     -----------     -----------
NEW MEXICO - 0.5%
Albuquerque, New Mexico General Obligation, Series B,
  quarterly demand                                                    $       825        4.700%           07/01/98     $       825
                                                                                                                       -----------

                                                                                                                               825
                                                                                                                       -----------

NEW YORK - 0.1%
New York State Job Development Authority, 1984 Series E-1 to E-55,
  monthly demand                                                              150        3.750            03/01/99             150
                                                                                                                       -----------

                                                                                                                               150
                                                                                                                       -----------

NORTH CAROLINA - 1.3%
Durham, North Carolina General Obligation, annual demand                      265        4.800            02/01/99             267
Wayne County, North Carolina Industrial Facility &
 Pollution Control Revenue, weekly demand                                   2,000        3.600(2)         12/01/00           2,000
                                                                                                                       -----------

                                                                                                                             2,267
                                                                                                                       -----------

OHIO - 9.3%
Bellevue, Ohio Hospital Revenue, quarterly demand                             340        3.700(4)         03/01/17             340
Buckeye, Ohio Tax-Exempt Mortgage Bond Trust, quarterly demand                320        4.050(4)         02/01/05             320
Cincinnati & Hamilton County, Ohio Port Authority, quarterly demand           405        3.750(4)         09/01/99             405
Citizens Federal Tax-Exempt Mortgage Bond Trust, semiannual demand            460        3.850(5)         09/01/08             460
Clermont County, Ohio Economic Development Revenue,
  semiannual demand                                                           405        3.900(5)         12/01/09             405
Clermont County, Ohio Economic Development Revenue,
  semiannual demand                                                           205        3.800(5)         05/01/12             205
Columbus, Ohio Electric Systems Revenue, monthly demand                     1,300        3.650(3)         09/01/09           1,300
Cuyahoga County, Ohio Industrial Development Revenue,
  semiannual demand                                                           160        3.800(5)         06/01/99             160
East Muskingum, Ohio Water Authority Water Revenue Bond
Anticipation Notes, annual demand                                           2,500        4.320(6)         06/24/99           2,508
Franklin County, Ohio Hospital Revenue, weekly demand                       5,000        3.550(2)         12/01/11           5,000
Franklin County, Ohio Industrial Development Revenue,
  semiannual demand                                                           595        3.650(5)         04/01/15             595
Franklin County, Ohio Industrial Development Revenue,
  semiannual demand                                                           150        3.750(5)         11/01/15             150
Mahoning County, Ohio Industrial Development Revenue, Series A,
  weekly demand                                                                 5        3.600(2)         10/01/00               5
Mahoning County, Ohio Industrial Development Revenue, Series B,
  weekly demand                                                                40        3.600(2)         10/01/00              40
McDonald Tax Exempt Mortgage Bond Trust, thirteen month demand (c)            669        4.100(7)         01/15/09             669
Ohio State Higher Educational Facilities Community College Revenue,
  weekly demand                                                               650        3.550(2)         09/01/20             650
Scioto County, Ohio Health Care Facilities, semiannual demand                 690        3.800(5)         12/01/15             690
Stark County, Ohio Health Care Facilities, quarterly demand                 1,640        3.600(4)         09/15/16           1,640
Trumbull County, Ohio Industrial Development Revenue, weekly demand           470        3.600(2)         04/01/04             470
                                                                                                                       -----------

                                                                                                                            16,012
                                                                                                                       -----------


62 Tax Free Money Market Fund                                Specialty Funds

TAX FREE MONEY MARKET FUND

June 30, 1998 (Unaudited)

                                                                      PRINCIPAL                        DATE
                                                                       AMOUNT                           OF         VALUE
                                                                        (000)             RATE       MATURITY*     (000)
                                                                     ------------    -------------   ----------  -----------
OKLAHOMA - 1.9%
Muskogee, Oklahoma, Industrial Development Authority Revenue,
  weekly demand                                                      $      2,090       3.850(2)%      12/01/15  $     2,090
Tulsa County, Oklahoma Industrial Development Authority Revenue,
  semiannual demand                                                         1,250       3.800(5)       12/15/08        1,250
                                                                                                                 -----------

                                                                                                                       3,340
                                                                                                                  ----------

OREGON - 1.1%
Hillsboro, Oregon Graduate Institute Revenue, weekly demand                 1,950       3.500(2)       08/01/11        1,950
                                                                                                                  ----------

                                                                                                                       1,950
                                                                                                                  ----------

PENNSYLVANIA - 4.9%
Berks County, Pennsylvania Industrial Development Authority,
  weekly demand                                                             2,050       3.625(2)       12/01/04        2,050
Commonwealth Tax-Exempt Mortgage Bond Trust, semiannual demand                420       3.900(5)       11/01/05          420
Erie, Pennsylvania Higher Education Building Authority College
  Revenue, Series A, annual demand                                          1,000       8.500(6)       06/01/15        1,067
McDonald Tax Exempt Mortgage Bond Trust, thirteen month demand (c)            143       4.100(7)       01/15/09          143
Montgomery County, Pennsylvania, Industrial Development
  Authority Revenue, weekly demand                                            500       3.600(2)       04/01/04          500
Norristown, Pennsylvania Tax & Revenue Anticipation Notes                   1,000       4.050          12/31/98        1,000
Union County, Pennsylvania Hospital Authority Revenue Bond,
  weekly demand                                                             1,400       3.650(2)       04/01/27        1,400
York, Pennsylvania General Authority Pooled Financing Revenue,
  weekly demand                                                             1,850       3.600(2)       09/01/26        1,850
                                                                                                                 -----------

                                                                                                                       8,430
                                                                                                                 -----------

RHODE ISLAND - 1.2%
Cranston, Rhode Island Bond Anticipation Notes, annual demand               2,000       4.500          06/28/99        2,013
Rhode Island Housing & Mortgage Finance Corporation, Series A,
  quarterly demand (a)                                                        100       4.750          07/01/98          100
                                                                                                                 -----------

                                                                                                                       2,113
                                                                                                                 -----------

SOUTH CAROLINA - 0.3%
South Carolina State Public Service Authority Revenue Series B,
  annual demand (a)                                                           205       5.000          01/01/99          206
Spartanburg, South Carolina Sanitation Sewer District, annual demand          300       5.000          03/01/99          302
                                                                                                                 -----------

                                                                                                                         508
                                                                                                                 -----------

SOUTH DAKOTA - 0.9%
Sioux Falls, South Dakota Industrial Development Revenue, weekly demand     1,620       3.650(2)       06/01/06        1,620
                                                                                                                 -----------

                                                                                                                       1,620
                                                                                                                 -----------


Specialty Funds                                Tax Free Money Market Fund 63

TAX FREE MONEY MARKET FUND

June 30, 1998 (Unaudited)

                                                                      PRINCIPAL                       DATE
                                                                       AMOUNT                          OF           VALUE
                                                                        (000)            RATE        MATURITY*      (000)
                                                                     ------------    -------------   ----------  -----------
TENNESSEE - 2.5%
Franklin County, Tennessee Health & Educational Facilities Revenue,
  monthly demand                                                     $      1,680       3.700(3)%      09/01/10  $     1,680
Knox County, Tennessee Industrial Development Revenue,
  monthly demand (a)                                                        2,700       3.800(3)       12/01/14        2,700
                                                                                                                 -----------

                                                                                                                       4,380
                                                                                                                 -----------

TEXAS - 1.9%
Austin, Texas General Obligation, Series C, quarterly demand                  610       6.500          09/01/98          613
Tarrant County, Texas Multi-family Housing Revenue, weekly demand           2,720       3.550(2)       12/01/07        2,720
                                                                                                                 -----------

                                                                                                                       3,333
                                                                                                                 -----------

UTAH - 2.1%
Salt Lake City, Utah Industrial Development Revenue, weekly demand          2,700       3.650(2)       04/01/08        2,700
West Valley Utah Industrial Revenue, daily demand                           1,000       4.100(1)       11/01/11        1,000
                                                                                                                 -----------

                                                                                                                       3,700
                                                                                                                 -----------

VIRGINIA - 3.5%
Harrisonburg, Virginia Multi-family Housing Revenue, annual demand          3,495       3.700(6)       02/01/26        3,495
Harrisonburg, Virginia Multi-family Housing Revenue, annual demand          1,000       3.750(6)       02/01/26        1,000
Norfolk, Virginia General Obligation, semi-annual demand                      500       6.750(5)       10/01/00          514
Norfolk, Virginia Industrial Development Authority Revenue,
  weekly demand                                                             1,075       3.625(2)       03/01/16        1,075
                                                                                                                 -----------

                                                                                                                       6,084
                                                                                                                 -----------

WASHINGTON - 1.2%
Chelan-Douglas, Washington Public Transportation, annual demand (a)           315       3.850          05/01/99          315
Washington State Housing Financial Community Nonprofit Housing Revenue,
  daily demand                                                                725       3.600(1)       07/01/11          725
Washington State Housing Financial Community Nonprofit Housing Revenue,
  daily demand                                                              1,100       4.000(1)       01/01/21        1,100
                                                                                                                 -----------

                                                                                                                       2,140
                                                                                                                 -----------

WEST VIRGINIA - 0.6%
Marshall County, West Virginia Pollution Control Revenue, weekly demand     1,000       3.650(2)       03/01/26        1,000
                                                                                                                 -----------

                                                                                                                       1,000
                                                                                                                 -----------

WISCONSIN - 1.8%
Clinton, Wisconsin Community School District Tax & Revenue
  Anticipation Notes, semiannual demand                                       775       4.240          08/31/98          775
Lodi, Wisconsin School District Tax & Revenue Anticipation Notes,
  semiannual demand                                                         1,000       3.990          10/15/98        1,000
Oregon, Wisconsin School District Tax & Revenue Anticipation Notes,
  semiannual demand                                                         1,100       4.220          09/16/98        1,100


64 Tax Free Money Market Fund                                Specialty Funds

TAX FREE MONEY MARKET FUND

June 30, 1998 (Unaudited)

                                                                      PRINCIPAL                        DATE
                                                                       AMOUNT                           OF          VALUE
                                                                        (000)            RATE        MATURITY*      (000)
                                                                     ------------    -------------   ----------  -----------
Wisconsin Housing & Economic Development Authority Housing Revenue,
  Series A, semi-annual demand                                       $        170        4.450%        11/01/98  $       170
                                                                                                                 -----------

                                                                                                                       3,045
                                                                                                                 -----------

TOTAL INVESTMENTS (amortized cost $173,177)(b) - 100.5%                                                              173,177

OTHER ASSETS AND LIABILITIES, NET - (0.5)%                                                                             (857)
                                                                                                                 -----------

NET ASSETS - 100%                                                                                                $   172,320
                                                                                                                 -----------
                                                                                                                 -----------


(a) Bond is insured by AMBAC, FGIC, or MBIA.
(b) The cost for federal income tax purposes is the same as shown above.
(c) Multi-State bond issue including Michigan, Ohio, and Pennsylvania.



* All securities with a maturity date greater than thirteen months have a demand feature, or an optional or mandatory put, or are pre-refunded resulting in an effective maturity of thirteen months or less.
     Variable Rate:
     (1) Daily
     (2) Weekly
     (3) Monthly
     (4) Quarterly
     (5) Semiannual
     (6) Annual
     (7) Thirteen-month


       The accompanying notes are an integral part of the financial statements.


Specialty Funds                                 Tax Free Money Market Fund 65

TAX FREE MONEY MARKET FUND

June 30, 1998 (Unaudited)


QUALITY RATINGS AS A % OF MARKET VALUE ++


VMIG1 or SP-1                           91%
  P1                                     9
                                    ------
                                       100%
                                    ------
                                    ------


ECONOMIC SECTOR EMPHASIS AS A % OF MARKET VALUE

General Obligation                      28%
Education Revenue                       12
Industrial Revenue Bonds                29
Housing Revenue                         21
Healthcare Revenue                       8
Pollution Control Revenue                2
                                    ------
                                       100%
                                    ------
                                    ------

++VMIG1: The highest short-term municipal note credit rating given by Moody's Investors Services to notes with a demand feature which are of the "best quality."
   SP-1: The highest short-term municipal note credit rating given by Standard & Poor's Corporation to notes with a "very strong or strong capacity to pay principal and interest."
     P1: The highest tax-exempt commercial paper rating given by Moody's Investors Services to commercial paper with a superior capacity for repayment.


       The accompanying notes are an integral part of the financial statements.


66 Tax Free Money Market Fund                                 Specialty Funds

TAX FREE MONEY MARKET FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998 (Unaudited)

                                                                                                               Amounts in
                                                                                                           thousands (except
                                                                                                            per share amount)
ASSETS
Investments at amortized cost which approximates market (Note 2) . . . . . . . . . . . . . . . . . . . .   $         173,177
Receivables:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,227
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  36
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   3
                                                                                                           -----------------


    Total Assets . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             174,443

LIABILITIES
Payables:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $             480
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,600
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                  21
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  22
                                                                                       -----------------


    Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,123
                                                                                                           -----------------


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $         172,320
                                                                                                           -----------------
                                                                                                           -----------------

NET ASSETS CONSIST OF:
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $              (3)
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,723
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             170,600
                                                                                                           -----------------


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $         172,320
                                                                                                           -----------------
                                                                                                           -----------------

NET ASSET VALUE, offering and redemption price per share:
  ($172,319,591 divided by 172,322,826 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $            1.00
                                                                                                           -----------------
                                                                                                           -----------------

     The accompanying notes are an integral part of the financial statements.


Specialty Funds                                 Tax Free Money Market Fund 67

TAX FREE MONEY MARKET FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1998 (Unaudited)

                                                                                                         Amounts in thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $           2,914

EXPENSES (Notes 2 and 4):
  Management fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $             196
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  23
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  28
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   5
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  26
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  14
                                                                                       -----------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 293
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (78)
                                                                                       -----------------

    Expenses, net. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 215
                                                                                                           -----------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,699
                                                                                                           -----------------

REALIZED GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (3)
                                                                                                           -----------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (3)
                                                                                                           -----------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .   $           2,696
                                                                                                           -----------------
                                                                                                           -----------------


     The accompanying notes are an integral part of the financial statements.


68 Tax Free Money Market Fund                                 Specialty Funds

TAX FREE MONEY MARKET FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                Amounts in thousands

                                                                                          FOR THE SIX            FOR THE
                                                                                          MONTHS ENDED         FISCAL YEAR
                                                                                          JUNE 30, 1998           ENDED
                                                                                           (UNAUDITED)       DECEMBER 31, 1997
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $           2,699   $           3,793
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   (3)                 --
                                                                                        -----------------   -----------------

    Net increase (decrease) in net assets resulting from operations. . . . . . . . .                2,696               3,793

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (2,699)              (3,793)
                                                                                        -----------------   -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase in net assets from Fund share transactions (Note 6) . . . . . . . . .               41,598              28,518
                                                                                        -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .               41,595              28,518

NET ASSETS
Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              130,725             102,207
                                                                                        -----------------   -----------------

End of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $         172,320   $         130,725
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------


     The accompanying notes are an integral part of the financial statements.


Specialty Funds                                 Tax Free Money Market Fund 69

TAX FREE MONEY MARKET FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                                 YEAR ENDED DECEMBER 31,
                                                          ---------------------------------------------------------------
                                                 1998*        1997         1996         1995         1994         1993
                                             -----------  -----------  -----------  -----------  -----------  -----------
NET ASSET VALUE, BEGINNING OF PERIOD . . .   $    1.0000  $    1.0000  $    1.0000  $    1.0000  $    1.0000  $    1.0000
                                             -----------  -----------  -----------  -----------  -----------  -----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . .         .0171        .0355        .0329        .0370        .0279        .0251
                                             -----------  -----------  -----------  -----------  -----------  -----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . .        (.0171)      (.0355)      (.0329)      (.0370)      (.0279)      (.0251)
                                             -----------  -----------  -----------  -----------  -----------  -----------

NET ASSET VALUE, END OF PERIOD . . . . . .   $    1.0000  $    1.0000  $    1.0000  $    1.0000  $    1.0000  $    1.0000
                                             -----------  -----------  -----------  -----------  -----------  -----------
                                             -----------  -----------  -----------  -----------  -----------  -----------

TOTAL RETURN (%)(a). . . . . . . . . . . .          1.72         3.61         3.35         3.76         2.83         2.55

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted)       172,320      130,725      102,207       78,000      100,819       68,154

  Ratios to average net assets (%)(b):
     Operating expenses, net (c) . . . . .           .27          .28          .42          .48          .40          .43
     Operating expenses, gross (c) . . . .           .37          .38          .42          .48          .40          .43
     Net investment income . . . . . . . .          3.44         3.55         3.28         3.69         2.84         2.52

*    For the six months ended June 30, 1998 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1998 are annualized.
(c)  See Note 4 for current period amounts.


70 Tax Free Money Market Fund                                 Specialty Funds

FRANK RUSSELL INVESTMENT COMPANY

SPECIALTY FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 1998 (Unaudited)


1.  ORGANIZATION

    Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 28 different investment portfolios, referred to as "Funds." These financial statements report on seven Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

    Effective May 18, 1998, pursuant to approval of the Investment Company's Board of Trustees, Class C shares were renamed Class E shares. As of July 8, 1996, the Real Estate Securities and Emerging Markets Funds have available Class S and Class E shares. Each Class has equal rights as to assets and voting privileges. Investment income, realized and unrealized gains and losses and fund level expenses of a Fund are allocated on a pro rata basis to each Class, based on relative net assets of each Class to the total net assets of a Fund. Certain expenses may also be charged to an individual Class for services or fees that relate specifically to that particular Class. Class E shares are charged a shareholder servicing fee of 0.25% of average daily net assets. Class S shares which are reported herein are charged no such fees. Prior to May 18, 1998 Class E shares were charged a 12b-1 distribution fee and a shareholder servicing fee of 0.40% and 0.25% of average net assets, respectively.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

    SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

    International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

    The Money Market, U.S. Government Money Market and the Tax Free Money Market Funds' portfolio investments are valued on the basis of "amortized cost," a method by which each portfolio instrument is initially valued at cost, and thereafter a constant accretion/amortization to maturity of any discount/premium is assumed. All three Funds utilize the amortized cost valuation method in accordance with Rule 2a-7 of the Investment Company Act of 1940, as amended. Short-term investments maturing within 60 days of the valuation date held by Funds other than the Money Market, U.S. Government Money Market and Tax Free Money Market Funds are also valued at amortized cost unless the Board of Trustees determines that amortized cost does not represent fair value.

    Municipal investments of the Limited Volatility Tax Free Fund are appraised or priced by an independent pricing source, approved by the Board of Trustees, which utilizes information with respect to bond transactions, quotations from bond dealers, market transactions in comparable securities, and various relationships between securities.

    The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

    INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular fund. The Funds, except Limited Volatility Tax Free, Tax Free Money Market, U.S. Government Money Market, and Money Market Funds may lend portfolio securities as approved by the Board of Trustees on April 27, 1998.


Specialty Funds                                 Notes to Financial Statements 71

FRANK RUSSELL INVESTMENT COMPANY
SPECIALTY FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

    INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions from Real Estate Investment Trusts ("REITs") owned by the Real Estate Securities Fund may have as their components dividend income, capital gains and/or returns of capital. Distributions that are deemed to be capital gains or returns of capital by the trusts are treated by the Fund, respectively, as an adjustment to its realized capital gains or its cost of the investment. The exact amount to be adjusted can be ascertained only at the end of each REIT's fiscal year when finally determined and reported by the various trusts.

    AMORTIZATION AND ACCRETION: All premiums and discounts, including original issue discounts, for the Funds are amortized/accreted for both tax and financial reporting purposes.

    FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

    It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal income tax provision was required for the Funds. From November 1, 1997 to December 31, 1997, the Emerging Markets Fund, U.S. Government Money Market Fund and Tax Free Money Market Fund incurred net realized capital losses of $8,399,434, $1,427 and $200, respectively. As permitted by tax regulations, the Emerging Markets Fund, U.S. Government Money Market Fund and Tax Free Money Market Fund intend to elect to defer these losses and treat them as arising in the year ending December 31, 1998.

    At December 31, 1997, certain Funds had net tax basis capital loss carryforwards which may be applied against any realized net taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:


                                    12/31/98     12/31/99     12/31/02     12/31/03     12/31/04     12/31/05      TOTALS
                                  -----------  -----------  -----------  -----------  -----------  -----------  -----------
    Emerging Markets              $        --  $        --  $        --  $ 3,235,981  $        --  $        --  $ 3,235,981
    Limited Volatility Tax Free        17,292      383,404      345,504      110,634       15,075           --      871,909
    Money Market                           --           --           --       42,906          814           --       43,720
    U.S. Government Money Market           --           --        1,309        4,913        3,331        1,570       11,123
    Tax Free Money Market                  --           --           --           --           --        1,583        1,583


The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes for certain Funds as of June 30, 1998 were as follows:




                                                                                                                     NET
                                                                     GROSS                  GROSS                 UNREALIZED
                                            FEDERAL TAX            UNREALIZED            UNREALIZED              APPRECIATION
                                               COST               APPRECIATION         (DEPRECIATION)           (DEPRECIATION)
                                          ---------------      ---------------         ---------------          ---------------
    Real Estate Securities                $   576,078,747      $    79,667,660         $  (15,498,407)          $    64,169,253
    Emerging Markets                          403,699,670           34,025,755           (102,581,425)             (68,555,670)
    Equity T                                  164,123,559           40,264,337             (1,573,896)               38,690,441
    Limited Volatility Tax Free               110,126,938            1,351,716                (41,654)                1,310,062




    REDEMPTION FEES: In general, shares of the Equity T Fund may be redeemed at net asset value. However, upon the redemption or exchange of shares held by shareholders of the Fund, a redemption fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is included in additional paid-in capital in the accompanying Statement of Assets and Liabilities.

    DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid monthly for the Limited Volatility Tax Free Fund; quarterly for the Real Estate Securities Fund and annually for the Equity T and Emerging Markets Funds. The Money Market, U.S. Government Money Market and Tax Free Money Market Funds declare and record dividends daily and pay them monthly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.


72 Notes to Financial Statements                                 Specialty Funds

FRANK RUSSELL INVESTMENT COMPANY

SPECIALTY FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED


    The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, and certain securities sold at a loss. Accordingly, a Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

    EXPENSES: The Funds, and when appropriate each Class, will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Manager"). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed are allocated among all Funds principally based on their relative net assets. In addition, Class E shares will pay shareholder servicing fees along with other expenses that may be attributable to that Class. Prior to May 18, 1998, Class E Shares paid a 12b-1 distribution fee.

    DEFERRED ORGANIZATION EXPENSES: Organization and initial registration costs of the Emerging Markets and Equity T Funds have been deferred and are being amortized over 60 months on a straight-line basis.

    REPURCHASE AGREEMENTS: The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian, receives delivery of underlying securities as collateral. Each Fund's Money Manager will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fedwire closing time remains at least equal to 102% of the repurchase price. The Money Manager will notify the Seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%.

    FOREIGN CURRENCY TRANSLATIONS: The books and records of the Emerging Markets Fund are maintained in U.S. dollars. Foreign currency amounts and transactions of the Fund are translated into U.S. dollars on the following basis:

      (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

      (b) Outstanding purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

    Reported net realized gains or losses from foreign currency-related transactions arise from sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at period-end, as a result of changes in the exchange rates.

    It is not practical to isolate that portion of the results of operations of the Emerging Markets Fund that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Fund does isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

    DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, certain Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.


    Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.


Specialty Funds                                 Notes to Financial Statements 73

FRANK RUSSELL INVESTMENT COMPANY

SPECIALTY FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED


    FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, the Emerging Markets Fund may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). Additionally, from time to time the Emerging Markets Fund may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of its contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at June 30, 1998, are presented on the Statement of Net Assets for the Fund.

    INVESTMENT IN EMERGING MARKETS: Investing in emerging markets may involve special risks and considerations not typically associated with investing in the United States markets. These risks include revaluation of currencies, high rates of inflation, repatriation, restrictions on income and capital, and future adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, delayed settlements, and their prices more volatile than those of comparable securities in the United States.

    FUTURES CONTRACTS: The Equity T Fund utilizes futures to equitize liquidity reserve balances. The face or contract amounts of these instruments reflect the extent of the Fund's exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3.  INVESTMENT TRANSACTIONS

    SECURITIES: During the six months ended June 30, 1998, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:



                                           PURCHASES           SALES                                 PURCHASES           SALES
                                        --------------    --------------                          --------------    --------------
    Real Estate Securities              $  199,726,886    $  133,146,982    Equity T              $   95,236,029    $   24,309,358
    Emerging Markets                       159,918,953        90,495,699    Limited Volatility        69,549,224        43,706,795



    Money Market purchases, sales and maturities of securities (excluding U.S. Government and Agency obligations and repurchase agreements) were $5,315,952,463, $51,261,480 and $5,200,856,948, respectively. Sales of U.S.
    Government and Agency obligations (excluding repurchase agreements) were $5,921,393.

    U.S. Government Money Market purchases, sales and maturities of U.S. Government and Agency obligations (excluding repurchase agreements) were $184,907,210, $21,844,610 and $246,911,706, respectively.

    Tax Free Money Market purchases, sales and maturities of short-term tax-exempt obligations were $302,812,697, $248,676,643 and $18,629,000, respectively.

    FUTURES CONTRACTS: Fund transactions in futures contract purchases for the six months ended June 30, 1998 were as follows:


    EQUITY T                                   FUTURES CONTRACTS
                                        ------------------------------

                                                           AGGREGATE
                                          NUMBER OF      FACE VALUE OF
                                          CONTRACTS      CONTRACTS (1)
                                        -------------    -------------
    Outstanding December 31, 1997                  10    $   2,416,750
    Opened                                         40       10,603,904
    Closed                                        (46)     (11,918,804)
                                        -------------    -------------
    Outstanding June 30, 1998                       4    $   1,101,850
                                        -------------    -------------
                                        -------------    -------------



(1) The aggregate face value of contracts is computed on the date each contract was opened.

74 Notes to Financial Statements                                 Specialty Funds

FRANK RUSSELL INVESTMENT COMPANY

SPECIALTY FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

    SECURITIES LENDING: Effective April 27, 1998, the Investment Company resumed its securities lending program. This program allows the Real Estate Securities Fund, the Emerging Markets Fund, and the Equity T Fund to loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by Morgan Stanley Trust Company ("MSTC") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities-lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

    Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and MSTC and is included as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and MSTC and are included as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.
    As of June 30, 1998, the value of outstanding securities on loan and the value of collateral amounted to as follows:



                                      VALUE OF           VALUE
                                   SECURITIES ON           OF
                                        LOAN           COLLATERAL
                                   --------------    --------------
    Real Estate Securities         $   23,002,168    $   23,833,900
    Emerging Markets                   26,386,073        30,681,000


4.  RELATED PARTIES

    MANAGER: FRIMCo operates and administers all of the Funds which comprise the Investment Company, and manages the Money Market and the U.S. Government Money Market Funds. FRIMCo is a wholly owned subsidiary of Frank Russell Company, which researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

    For the six months ended June 30, 1998, the management fee paid to FRIMCo, for the Funds listed below, in accordance with the Investment Company's Management Agreement with that firm, amounted to $7,210,570 before waivers. Such fee is payable monthly and is equal to the annual rate, by Fund, shown in the table below, of the average daily net assets of the applicable Fund.

                                ANNUAL RATE                                ANNUAL RATE
                                -----------                                -----------
    Real Estate Securities         0.85%      Money Market                     0.25%
    Emerging Markets               1.20       Tax Free Money Market            0.25
    Equity T                       0.75       U.S. Government Money Market     0.25
    Limited Volatility Tax Free    0.50



Specialty Funds                                 Notes to Financial Statements 75

FRANK RUSSELL INVESTMENT COMPANY

SPECIALTY FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED


    The management contract also provides that if any Fund's expenses (exclusive of interest and taxes) exceed specified limits imposed by the Manager on an annual basis, such excess will be paid by FRIMCo.

    The Manager has voluntarily agreed to waive a portion of its 0.75% management fee for the Equity T Fund, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.00% of the Fund's average daily net assets on an annual basis. There were no waivers by the Manager for the six months ended June 30, 1998.

    The Manager has voluntarily agreed to waive 0.10% management fee for the Tax Free Money Market Fund. The amount of such waiver for the six months ended June 30, 1998 was $78,462.

    Prior to June 15, 1998, the Manager voluntarily agreed to waive 0.13% of its 0.25% management fee for the U.S. Government Money Market Fund. Effective June 15, 1998, the manager has voluntarily agreed to waive its management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.30% of the Fund's average daily net assets on an annual basis. The amount of such waiver for the six months ended June 30, 1998 was $104,831.

    The Manager has voluntarily agreed to waive 0.15% of its 0.25% management fee for the Money Market Fund. The amount of such waiver for the six months ended June 30, 1998 was $722,207.

    FRIMCo calculates its management fee based on average daily net assets for each Fund less any management fee incurred on assets invested in the Money Market Fund (see Note 5) thereby eliminating any duplication of fees.

    ANALYTIC SERVICES: Fees for analytic services provided to the Funds are paid or accrued to Frank Russell Company, an affiliate of the Investment Company. Frank Russell Company provides its TruVP System to the Real Estate Securities, Emerging Markets and Equity T Funds, pursuant to a written Service Agreement.

    TRANSFER AGENT: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the six months ended June 30, 1998 were $595,971.

    DISTRIBUTOR AND SHAREHOLDER SERVICING: Prior to May 18, 1998, the Investment Company had a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company was authorized to make payments to the Distributor, or any Selling Agents, as defined in the Plan, an amount (the "12b-1 Fee") for sales support services provided, and related expenses incurred which were primarily intended to result in the sale of the Class C Shares subject to the Distribution Plan. Effective May 18, 1998, Class C shares were renamed Class E shares and the 12b-1 fee was eliminated.

    The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo to promote and offer shares of Class S and Class E of the Investment Company Funds. The Distributor may enter into sub-distribution agreements with other non-affiliated parties (the "Selling/Servicing Agents"). , The amounts paid to the Distributor prior to May 18, 1998 for distribution services relating to Class E are included in the accompanying Statements of Operations. Currently, the Distributor receives no compensation from the Investment Company for its services relating to distributions of the Class S and Class E Shares.

    In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which it may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class E Shares of the Funds. The amounts paid to the Distributor for shareholder services relating to Class E are included in the accompanying Statements of Operations.

    The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class E Shares on an annual basis. The Investment Company does not pay for unreimbursed expenses of the Distributor including amounts expended by the Distributor in excess of amounts received by it from the Investment Company interest, carrying or other financing charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or more from future payments made by the Investment Company under the Distribution plan.

76 Notes to Financial Statements                                 Specialty Funds

FRANK RUSSELL INVESTMENT COMPANY

SPECIALTY FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED


  ACCRUED FEES PAYABLE TO AFFILIATES AS OF JUNE 30, 1998 WERE AS FOLLOWS:



                                                                                                SHAREHOLDER
                                                                                                SERVICING &
                                                 MANAGEMENT       ANALYTIC        TRANSFER      DISTRIBUTION
                                                    FEES        SERVICE FEES     AGENT FEES         FEES           TOTALS
                                                ------------    ------------    ------------    ------------    ------------
    Real Estate Securities                      $    433,678    $      1,988    $         --    $        517    $    436,183
    Emerging Markets                                 341,209           3,576          28,502              --         373,287
    Equity T                                         118,794           1,815          13,963              --         134,572
    Limited Volatility Tax Free                       43,035             513              --              --          43,548
    U.S. Government Money Market                          --              --              --              --              --
    Tax Free Money Market                             20,609             546             233              --          21,388
    Money Market                                      82,905           1,178          21,013              --         105,096
                                                ------------    ------------    ------------    ------------    ------------
                                                $  1,040,230    $      9,616    $     63,711    $        517    $  1,114,074
                                                ------------    ------------    ------------    ------------    ------------
                                                ------------    ------------    ------------    ------------    ------------

    BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $20,000 per year plus out-of-pocket expenses. Total Trustee expenses were $54,794 for the six months ended June 30, 1998, and were allocated to each Fund and Class, where appropriate, on a pro rata basis, including 21 other affiliated funds not presented herein.

5.  MONEY MARKET FUND

    The Real Estate Securities, Emerging Markets and Equity T Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund. As of June 30, 1998, $58,403,000 of the Money Market Fund's net assets represents investments by these Funds and $688,108,000 represents the investments of other affiliated Funds not presented herein.

6.  FUND SHARE TRANSACTIONS

    Share transactions for each Class of shares were as follows:

                                                          SHARES                                 DOLLARS
                                         --------------------------------------- ---------------------------------------
                                         FOR THE SIX MONTHS      FOR THE YEAR     FOR THE SIX MONTHS     FOR THE YEAR
                                         ENDED JUNE 30, 1998        ENDED        ENDED JUNE 30, 1998        ENDED
                                             (UNAUDITED)      DECEMBER 31, 1997      (UNAUDITED)      DECEMBER 31, 1997
                                         ------------------- ------------------- ------------------- -------------------
REAL ESTATE SECURITIES
    CLASS S
    Proceeds from shares sold                      4,844,747           7,684,555 $       142,784,562 $       230,371,098
    Proceeds from reinvestment
        of distributions                             423,741           1,795,828          12,556,340          53,609,700
    Payments for shares redeemed                  (2,259,539)         (4,804,495)        (66,620,635)       (145,560,311)
                                         ------------------- ------------------- ------------------- -------------------
    Net increase (decrease)                        3,008,949           4,675,888          88,720,267         138,420,487
                                         ------------------- ------------------- ------------------- -------------------

    CLASS E *
    Proceeds form shares sold                          6,279              10,282             186,123             312,091
    Proceeds from reinvestment
        of distributions                                   1                   2                  20                  56
    Payments for shares redeemed                      (4,685)             (1,234)           (133,082)            (38,088)
                                         ------------------- ------------------- ------------------- -------------------
    Net increase (decrease)                            1,595               9,050              53,061             274,059
                                         ------------------- ------------------- ------------------- -------------------
    Total net increase (decrease)                  3,010,544           4,684,938 $        88,773,328 $       138,694,546
                                         ------------------- ------------------- ------------------- -------------------
                                         ------------------- ------------------- ------------------- -------------------

*   Effective May 18, 1998, Class C was renamed Class E.


Specialty Funds                                 Notes to Financial Statements 77

FRANK RUSSELL INVESTMENT COMPANY

SPECIALTY FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                          SHARES                                 DOLLARS
                                         --------------------------------------- ---------------------------------------
                                         FOR THE SIX MONTHS      FOR THE YEAR     FOR THE SIX MONTHS     FOR THE YEAR
                                         ENDED JUNE 30, 1998        ENDED        ENDED JUNE 30, 1998        ENDED
                                             (UNAUDITED)      DECEMBER 31, 1997      (UNAUDITED)      DECEMBER 31, 1997
                                         ------------------- ------------------- ------------------- -------------------
    EMERGING MARKETS*
        CLASS S
        Proceeds from shares sold                 12,046,418          14,335,518 $       134,058,610 $       190,158,016
        Proceeds from reinvestment
          of distributions                           172,875             247,790           1,944,839           3,101,136
        Payments for shares redeemed              (5,031,216)         (8,321,103)        (57,437,836)       (108,152,054)
                                         ------------------- ------------------- ------------------- -------------------
        Total net increase (decrease)              7,188,077           6,262,205 $        78,565,613 $        85,107,098
                                         ------------------- ------------------- ------------------- -------------------
                                         ------------------- ------------------- ------------------- -------------------

    EQUITY T
        Proceeds from shares sold                  4,944,723           6,151,525 $        76,405,522 $        77,850,485
        Proceeds from reinvestment
          of distributions                             4,755              32,047              70,776             433,594
        Payments for shares redeemed                (610,981)           (165,627)         (9,715,188)         (2,158,852)
                                         ------------------- ------------------- ------------------- -------------------
        Total net increase (decrease)              4,338,497           6,017,945 $        66,761,110 $        76,125,227
                                         ------------------- ------------------- ------------------- -------------------
                                         ------------------- ------------------- ------------------- -------------------

    LIMITED VOLATILITY TAX FREE
        Proceeds from shares sold                  1,977,751           2,531,242 $        42,002,257 $        53,259,367
        Proceeds from reinvestment
          of distributions                            51,716             103,927           1,094,624           2,187,639
        Payments for shares redeemed                (789,486)         (1,870,802)        (16,758,133)        (39,334,693)
                                         ------------------- ------------------- ------------------- -------------------
        Total net increase (decrease)              1,239,981             764,367 $        26,338,748 $        16,112,313
                                         ------------------- ------------------- ------------------- -------------------
                                         ------------------- ------------------- ------------------- -------------------


                                               ON A CONSTANT DOLLAR BASIS

                                          FOR THE SIX MONTHS    FOR THE YEAR
                                         ENDED JUNE 30, 1998       ENDED
                                              (UNAUDITED)     DECEMBER 31, 1997
                                         ------------------- -------------------
    MONEY MARKET
        Proceeds from shares sold              5,151,970,867       8,643,687,722
        Proceeds from reinvestment
          of distributions                         5,968,311           1,300,153
        Payments for shares redeemed          (5,093,924,743)     (8,215,637,307)
                                         ------------------- -------------------
        Total net increase (decrease)             64,014,435         429,350,568
                                         ------------------- -------------------
                                         ------------------- -------------------

    U.S. GOVERNMENT MONEY MARKET
        Proceeds from shares sold                185,670,915         667,733,205
        Proceeds from reinvestment
          of distributions                         3,330,673           9,531,602
        Payments for shares redeemed            (237,687,924)       (729,577,537)
                                         ------------------- -------------------
        Total net increase (decrease)            (48,686,336)        (52,312,730)
                                         ------------------- -------------------
                                         ------------------- -------------------

    TAX FREE MONEY MARKET
        Proceeds from shares sold                201,011,372         267,746,557
        Proceeds from reinvestment
          of distributions                         1,402,633           1,922,212
        Payments for shares redeemed            (160,815,765)       (241,151,219)
                                         ------------------- -------------------
        Total net increase (decrease)             41,598,240          28,517,550
                                         ------------------- -------------------
                                         ------------------- -------------------


* There was no activity for Class E shares for the Emerging Markets Fund. Effective May 18, 1998 Class C was renamed Class E.


78 Notes to Financial Statements                                 Specialty Funds

FRANK RUSSELL INVESTMENT COMPANY

SPECIALTY FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

7.  DIVIDENDS

    On July 2, 1998, the Board of Trustees declared the following dividends from net investment income payable on July 7, 1998, to shareholders of record on July 2, 1998:

    Limited Volatility Tax Free         $  0.0667
    Real Estate Securities - Class S       0.3397
    Real Estate Securities - Class E       0.3049

8.  BENEFICIAL INTEREST

    The following Funds or Class of shares have one or more shareholders with an interest greater than 10% of the total outstanding shares as of June 30, 1998: Emerging Markets 13.1%, Equity T 11.6% and 15.9%, Tax Free Money Market 32.4%, 10.7%, and 11.3%, and Real Estate Securities - Class E 28.9% and 70.9%.

9.  SUBSEQUENT EVENTS

    On August 10, 1998, Frank Russell Company entered into an agreement with The Northwestern Mutual Life Insurance Co., an insurance organization, pursuant to which Northwestern Mutual Life will acquire all of the outstanding common stock of Frank Russell Company.



Specialty Funds                                 Notes to Financial Statements 79

FRANK RUSSELL INVESTMENT COMPANY
   909 A Street, Tacoma, Washington 98402
   (800) 832-6688
   In Washington (253) 627-7001

TRUSTEES
   George F. Russell, Jr., Chairman
   Lynn L. Anderson
   Paul E. Anderson
   Paul Anton, PhD
   William E. Baxter
   Lee C. Gingrich
   Eleanor W. Palmer

OFFICERS
   Lynn L. Anderson, President and Chief Executive Officer
   Peter Apanovitch, Manager of Short Term Investment Funds
   Mark E. Swanson, Treasurer and Chief Accounting Officer
   Randall P. Lert, Director of Investments
   Karl Ege, Secretary and General Counsel

MANAGER AND TRANSFER AGENT
   Frank Russell Investment Management Company
   909 A Street
   Tacoma, WA  98402

CONSULTANT
   Frank Russell Company
   909 A Street
   Tacoma, WA  98402

MONEY MANAGERS
REAL ESTATE SECURITIES
   AEW Capital Management, L.P., Boston, MA
   Cohen & Steers Capital Management, New York, NY

EMERGING MARKETS
   Genesis Asset Managers Limited, London, England
   J.P. Morgan Investment Management, Inc., New York, NY
   Montgomery Asset Management, L.P., San Francisco, CA

EQUITY T FUND
   J.P. Morgan Investment Management, Inc., New York, NY

LIMITED VOLATILITY TAX FREE
   MFS Institutional Advisors, Inc., Boston, MA
   T. Rowe Price Associates, Inc., Baltimore, MD

MONEY MARKET
   Frank Russell Investment Management Co., Tacoma, WA

U.S. GOVERNMENT MONEY MARKET
   Frank Russell Investment Management Co., Tacoma, WA

TAX FREE MONEY MARKET
   Weiss, Peck & Greer, LLC, New York, NY

CUSTODIAN
   State Street Bank and Trust Company
   1776 Heritage Drive
   North Quincy, MA  02171

OFFICE OF SHAREHOLDER INQUIRIES
   909 A Street
   Tacoma, WA  98402
   (800) RUSSEL4
   (800) 787-7354

LEGAL COUNSEL
   Stradley, Ronon, Stevens & Young, LLP
   2600 - One Commerce Square
   Philadelphia, PA  19103-7098

INDEPENDENT ACCOUNTANTS
   PricewaterhouseCoopers LLP
   One Post Office Square
   Boston, MA  02109

DISTRIBUTOR
   Russell Fund Distributors, Inc.
   909 A Street
   Tacoma, WA  98402

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUNDS AND IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS. NOTHING HEREIN CONTAINED IS TO BE CONSIDERED AN OFFER OF SALE OR A SOLICITATION OF AN OFFER TO BUY SHARES OF FRANK RUSSELL INVESTMENT COMPANY. SUCH OFFERING IS MADE ONLY BY PROSPECTUS, WHICH INCLUDES DETAILS AS TO OFFERING PRICE AND OTHER MATERIAL INFORMATION.


80 Manager, Money Managers and Service Providers                 Specialty Funds

               FRANK RUSSELL INVESTMENT
               COMPANY

               Frank Russell Investment Company
               is a "series mutual fund" with 28
               different investment portfolios.
               These financial statements report
               on eight Funds, each of which has
               distinct investment objectives and
               strategies.


               FRANK RUSSELL INVESTMENT
               MANAGEMENT COMPANY


               Responsible for overall management
               and administration of the Funds.


               FRANK RUSSELL COMPANY

               Consultant to Frank Russell
               Investment Management Company.

                          FRANK RUSSELL INVESTMENT COMPANY
                                INSTITUTIONAL FUNDS

                                 SEMIANNUAL REPORT

                             JUNE 30, 1998 (UNAUDITED)



                                 TABLE OF CONTENTS

                                                                        Page
     Letter to Our Clients . . . . . . . . . . . . . . . . . . . . . .    1

     Equity I Fund . . . . . . . . . . . . . . . . . . . . . . . . . .    2

     Equity II Fund. . . . . . . . . . . . . . . . . . . . . . . . . .   14

     Equity III Fund . . . . . . . . . . . . . . . . . . . . . . . . .   28

     Equity Q Fund . . . . . . . . . . . . . . . . . . . . . . . . . .   36

     International Fund. . . . . . . . . . . . . . . . . . . . . . . .   48

     Fixed Income I Fund . . . . . . . . . . . . . . . . . . . . . . .   66

     Fixed Income II Fund. . . . . . . . . . . . . . . . . . . . . . .   82

     Fixed Income III Fund . . . . . . . . . . . . . . . . . . . . . .   92

     Notes to Financial Statements . . . . . . . . . . . . . . . . . .  105

     Manager, Money Managers and Service Providers . . . . . . . . . .  115


FRANK RUSSELL INVESTMENT COMPANY - INSTITUTIONAL FUNDS

Copyright -C- Frank Russell Company 1998. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance as of April 1, 1995 is reported gross of investment advisory fees. For periods thereafter, performance and yields are reported net of investment advisory fees but gross of investment services fees, descriptions of which can be obtained from the investment advisor. Investment services fees and other account expenses will reduce performance (e.g., an investment services fee of 0.2% of average managed assets will reduce a 10.0% annual return to 9.8%). The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

TO OUR CLIENTS


We are pleased to present the Frank Russell Investment Company 1998 Semiannual Report. This report covers information on eight of the Funds and represents the Funds' first six months of our seventeenth year in operation.

We remain committed to providing our clients with superior investment solutions through the benefits of multi-manager, multi-style diversification used in structuring our Funds. The commitment proved worthwhile in the first six months of 1998, as our Funds, in general, provided solid returns as compared to their respective benchmarks and attracted many new investors, both creating significant growth in assets.

Frank Russell Investment Management Company (FRIMCo) continuously evaluates the Funds we offer our clients. Each of these Funds is carefully monitored by Russell investment professionals to ensure that the most appropriate investment advisors and strategies are utilized within each Fund. The advisors are monitored by FRIMCo, using the expertise and advice of the Investment Policy and Research group of Frank Russell Company.

Since the close of 1997, we have implemented changes in our Funds' structure which we believe will benefit current and potential investors. The former Class C shares of the Russell Funds have been renamed Russell Fund Class E shares, and their fee structure now aligns with the Russell LifePoints-Registered Trademark-Funds' Class E shares. Additionally, the Russell LifePoints-Registered Trademark- Funds' Class D shares were opened for investment in March 1998.

We are also pleased to announce FRIMCo has retained Boston Financial Data Services (BFDS) to assist in the transfer agent process, effective June 1998. We anticipate this change will enhance the level of services provided to our clients.

Thank you for your continued confidence and investment with Frank Russell Investment Company. We look forward to the remainder of 1998 and continuing to earn your support.


Sincerely,



/s/ George F. Russell, Jr.               /s/ Lynn L. Anderson

George F. Russell, Jr.                   Lynn L. Anderson
Chairman                                 President and Chief Executive Officer
Frank Russell Investment Company         Frank Russell Investment Company

EQUITY I FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
COMMON STOCKS - 96.0%
AUTO AND TRANSPORTATION - 4.2%
AMR Corp. (a)                                            49,300     $    4,104
Aviall, Inc. (a)                                         20,100            275
Bandag, Inc.                                              1,000             39
BE Aerospace, Inc. (a)                                   28,300            828
Chrysler Corp.                                           33,000          1,860
Comair Holdings, Inc.                                    17,200            530
Continental Airlines, Inc. Class B (a)                   51,100          3,111
Cooper Tire & Rubber Co.                                158,000          3,259
Dana Corp.                                               15,600            835
Delta Air Lines, Inc.                                    24,200          3,128
Eaton Corp.                                               1,100             85
Echlin, Inc.                                              4,600            226
Exide Corp.                                              74,800          1,257
FDX Corp. (a)                                            16,600          1,042
Ford Motor Co.                                          161,000          9,499
General Motors Corp.                                     21,000          1,403
Kansas City Southern Industries, Inc.                     7,900            392
KLM Royal Dutch Airlines                                 65,991          2,701
Meritor Automotive, Inc.                                 29,675            712
Navistar International Corp. (a)                         63,400          1,831
Nordic American Tanker Shipping, Ltd.                   195,200          2,940
Norfolk Southern Corp.                                  129,500          3,861
Northwest Airlines Corp. Class A (a)                    111,200          4,288
Overseas Shipholding Group, Inc.                         15,000            306
PACCAR, Inc.                                             11,100            578
Southwest Airlines Co.                                      900             27
Trinity Industries, Inc.                                 32,200          1,336
UAL Corp. (a)                                            72,600          5,663
                                                                    ----------

                                                                        56,116
                                                                    ----------

CONSUMER DISCRETIONARY - 13.6%
Abercrombie & Fitch Co. Class A (a)                       8,169            359
America Online, Inc.                                     30,600          3,244
Apple South                                              22,200            289
Avon Products, Inc.                                      20,500          1,589
Barry (R.G.) Corp. (a)                                  126,100          2,081
Bed Bath & Beyond, Inc. (a)                              30,000          1,554
Belo (A.H.) Corp. Class A                                17,600            429
Borders Group, Inc. (a)                                   5,800            215
Brinker International, Inc. (a)                          35,500            683
Browning-Ferris Industries, Inc.                          1,300             45
Brunswick Corp.                                          27,500            681
Carnival Corp. Class A                                  180,400          7,148
Cendant Corp. (a)                                        41,200            860
Chancellor Media Corp. (a)                               31,000          1,538
Chris Craft Industries, Inc. (a)                          2,996            164
Circuit City Stores, Inc.                                12,800            600
Clear Channel Communications, Inc. (a)                   17,900          1,953
Cognizant Corp.                                           9,500            599
Costco Companies, Inc. (a)                               10,700            675
Cracker Barrel Old Country Store, Inc.                    5,600            178
Danka Business Systems - ADR                             62,000            732
Darden Restaurants, Inc.                                 49,600            787
Dayton Hudson Corp.                                     244,400         11,853
Dillard's, Inc. Class A                                  15,800            655
Disney (Walt) Co.                                       115,200         12,103
Dollar Tree Stores, Inc. (a)                              5,325            216
Eastman Kodak Co.                                        35,489          2,593
Estee Lauder Companies Class A                            1,100             77
Extended Stay America, Inc. (a)                           3,300             37
Federated Department Stores, Inc. (a)                   117,815          6,340
Fortune Brands, Inc.                                     21,900            842
Fruit of the Loom, Inc. Class A (a)                      16,700            554
Gannett Co., Inc.                                        11,600            824
General Nutrition Companies, Inc. (a)                    37,600          1,170
Grand Casinos, Inc. (a)                                  47,400            794
Harland (John H.) Co.                                    20,000            339
Harrah's Entertainment, Inc. (a)                          2,300             53
Hasbro, Inc.                                             77,300          3,039
Hilton Hotels Corp.                                      55,800          1,590
Hollinger International, Inc. Class A                    11,200            190
Home Depot, Inc. (The)                                  141,500         11,753
Host Marriott Corp. (a)                                  38,500            686
International Game Technology                            20,000            485
JC Penney & Co., Inc.                                    45,800          3,312
Jones Apparel Group, Inc. (a)                            55,000          2,011
Kellwood Co.                                             40,300          1,441
King World Productions, Inc. (a)                         35,500            905
Kmart Corp. (a)                                          75,200          1,448
Knight-Ridder, Inc.                                       5,000            275
Kohl's Corp. (a)                                         57,500          2,983
Legacy Hotels Real Estate Investment Trust (Units)        8,600             50
Limited, Inc. (The)                                     174,800          5,790
Liz Claiborne, Inc.                                       6,500            340
Lowe's Cos., Inc.                                        57,400          2,328
Mark Bros. Jewelers, Inc. (a)                            30,000            574
Marriot International, Inc. Class A                       1,000             32
Mattel, Inc.                                            234,043          9,903
May Department Stores Co.                                63,200          4,140
Maytag Corp.                                             20,000            988
McDonald's Corp.                                         28,900          1,994
McGraw-Hill, Inc.                                         1,500            122
MediaOne Group, Inc. (a)                                115,700          5,084
Meredith Corp.                                           14,700            690



2  Equity I Fund

EQUITY I FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Metromedia International Group, Inc. (a)                176,100     $    2,102
Neiman-Marcus Group, Inc. (a)                             8,800            382
New York Times Co. Class A                               62,700          4,969
Newell Co.                                                2,100            105
Nordstrom, Inc.                                          31,200          2,408
Office Depot, Inc. (a)                                    8,500            268
OfficeMax, Inc. (a)                                      47,100            777
Omnicom Group, Inc.                                      34,100          1,701
Payless ShoeSource, Inc. (a)                              5,200            383
Petroleum Heat & Power, Inc. Class A                    391,077            758
Premark International, Inc.                              28,400            916
Promus Hotel Corp. New (a)                                  425             16
Pulitzer Publishing Co.                                   4,000            357
Rubbermaid, Inc.                                         52,800          1,752
Sears Roebuck & Co.                                      92,900          5,673
Service Corp. International                              57,200          2,452
Sodexho Marriott Services, Inc. (a)                         125              4
Staples, Inc. (a)                                         5,300            153
Stewart Enterprises, Inc. Class A                        33,000            883
Tiffany & Co.                                             3,600            173
Time Warner, Inc.                                        57,300          4,896
TJX Cos., Inc.                                           75,800          1,829
Tribune Co.                                              44,400          3,055
Tupperware Corp.                                         13,100            368
Unisource Worldwide, Inc.                               139,800          1,512
USA Waste Services, Inc. (a)                             59,400          2,933
V.F. Corp.                                                1,700             87
Valassis Communications, Inc. (a)                         3,800            147
Viacom, Inc. Class B (a)                                 41,700          2,429
Viad Corp.                                               41,400          1,149
Wal-Mart Stores, Inc.                                   135,200          8,213
Whirlpool Corp.                                          46,600          3,204
Young & Rubicam, Inc. (a)                                 5,000            160
                                                                    ----------

                                                                       183,220
                                                                    ----------

CONSUMER STAPLES - 7.5%
American Stores Co.                                       9,300            225
Anheuser-Busch Cos., Inc.                                52,900          2,496
Bestfoods                                                39,900          2,317
Campbell Soup Co.                                        21,700          1,153
Chiquita Brands International, Inc.                      80,600          1,134
Coca-Cola Co. (The)                                     136,600         11,679
Coca-Cola Enterprises, Inc.                              65,100          2,555
Colgate-Palmolive Co.                                    65,400          5,755
ConAgra, Inc.                                            80,000          2,535
Corn Products International, Inc. (a)                     8,000            271
CVS Corp.                                                63,900          2,488
Dean Foods Co.                                            1,200             66
Dial Corp. New                                            1,700             44
Dole Food, Inc.                                          26,400          1,312
Gillette Co.                                             87,600          4,966
Hannaford Brothers Co.                                    3,200            141
International Multifoods Corp.                           68,400          1,881
Interstate Bakeries Corp.                                11,000            365
McCormick & Co., Inc.                                     1,100             39
PepsiCo, Inc.                                           302,800         12,472
Philip Morris Cos., Inc.                                546,050         21,501
Procter & Gamble Co.                                    120,100         10,937
Quaker Oats Co.                                          15,800            868
Ralston-Purina Group                                      2,600            304
Rite Aid Corp.                                          112,000          4,207
RJR Nabisco Holdings Corp.                              104,020          2,470
SuperValu, Inc.                                          21,800            967
SYSCO Corp.                                              46,200          1,184
Tyson Foods, Inc. Class A                                 4,900            106
U.S. Foodservice (a)                                      2,002             70
Unilever NV                                              45,900          3,623
Universal Corp.                                          15,900            594
UST Corp.                                                10,100            273
Vlasic Foods International, Inc. (a)                      1,500             30
Weis Markets, Inc.                                        2,200             81
Winn-Dixie Stores, Inc.                                     400             21
Wrigley (Wm.), Jr. Co.                                    4,800            470
                                                                    ----------

                                                                       101,600
                                                                    ----------

FINANCIAL SERVICES - 19.6%
ACE, Ltd.                                                 7,600            296
AFLAC, Inc.                                             196,000          5,941
Ahmanson (H.F.) & Co.                                   110,500          7,846
Allstate Corp.                                           99,466          9,107
Ambac Financial Group, Inc.                              26,000          1,521
American Express Co.                                     56,300          6,418
American International Group, Inc.                      105,200         15,359
AmSouth Bancorp                                          55,650          2,188
Associates First Capital Corp. Class A                   67,761          5,209
Automatic Data Processing, Inc.                         127,100          9,262
Banc One Corp.                                           79,800          4,454
Bank of New York Co., Inc.                                4,000            243
BankAmerica Corp.                                        86,400          7,468
Bankers Trust New York Corp.                             11,600          1,346
Bear Stearns Cos., Inc.                                   9,968            567
Beneficial Corp.                                         12,900          1,976
Berkshire Hathaway, Inc. Class A (a)                         12            940
Canadian Hotel Income Properties                        226,100          1,844



                                                                Equity I Fund  3

EQUITY I FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Charter One Financial, Inc.                              57,300     $    1,923
Chase Manhattan Corp.                                   169,484         12,796
Chubb Corp. (The)                                        20,000          1,607
Citicorp                                                 54,100          8,074
City National Corp.                                       2,000             74
CMAC Investment Corp.                                     3,300            203
Comdisco, Inc.                                           13,200            251
Comerica, Inc.                                           40,500          2,683
Commerce Bancshares, Inc.                                25,885          1,255
Conseco, Inc.                                            80,844          3,779
Countrywide Credit Industries, Inc.                       8,700            441
Crestar Financial Corp.                                  19,000          1,037
Danielson Holding Corp. (a)                             128,300            946
Dime Bancorp, Inc.                                       50,500          1,512
Dow Jones & Co., Inc.                                    14,500            808
DST Systems, Inc. (a)                                    14,600            818
Dun & Bradstreet Corp.                                   11,200            405
Edwards (A.G.), Inc.                                      4,300            184
Equitable Companies, Inc.                                15,500          1,162
Everest Reinsurance Holdings, Inc.                       14,700            565
Federal Home Loan Mortgage Corp.                         64,400          3,031
Federal National Mortgage Association                   111,300          6,761
Fifth Third Bancorp                                      19,200          1,207
FINOVA Group, Inc.                                       22,400          1,268
First American Corp.                                     68,600          3,301
First Data Corp.                                        143,600          4,784
First Security Corp.                                     51,900          1,109
First Union Corp.                                        26,900          1,567
Fleet Financial Group, Inc.                              52,100          4,350
Fremont General Corp.                                    13,000            704
GATX Corp.                                                3,000            132
General Re Corp.                                         19,300          4,892
Golden West Financial Corp.                               9,000            957
Green Tree Financial Corp.                              107,800          4,615
Hartford Financial Services Group, Inc. (The)            18,700          2,139
Household International Corp.                            91,800          4,567
Jefferson-Pilot Corp.                                     4,050            235
KeyCorp                                                  30,000          1,069
Lehman Brothers Holdings, Inc.                           17,500          1,357
Local Financial Corp. (144A)                            157,900          2,053
Loews Corp.                                              19,800          1,725
M & T Bank Corp. (a)                                        500            277
Marsh & McLennan Cos., Inc.                              22,950          1,387
MBIA, Inc.                                               28,700          2,149
MBNA Corp.                                              441,912         14,583
Mercury General Corp.                                     4,600            296
Merrill Lynch & Co., Inc.                                41,700          3,847
MGIC Investment Corp.                                    30,700          1,752
Morgan (J.P.) & Co., Inc.                                 2,000            234
Morgan Stanley, Dean Witter, Discover and Co.           135,750         12,404
National City Corp.                                      28,100          1,995
NationsBank Corp.                                       113,462          8,680
Nationwide Financial Services, Inc. Class A               3,900            199
North Fork Bancorporation, Inc.                          17,700            433
Northern Trust Corp.                                     19,500          1,486
Norwest Corp.                                           144,800          5,412
Old Kent Financial Corp.                                    735             26
Old Republic International Corp.                         38,475          1,128
Pacific Century Financial Corp.                          28,900            694
PaineWebber Group, Inc.                                  44,850          1,923
Paychex, Inc.                                            36,600          1,487
PennCorp Financial Group, Inc.                           80,900          1,658
PNC Bank Corp.                                           47,600          2,561
Progressive Corp.                                        23,500          3,314
Provident Companies, Inc.                                 4,000            138
Reinsurance Group of America, Inc. (a)                    5,400            277
Reliance Group Holdings, Inc.                            30,800            539
Reliastar Financial Corp.                                23,300          1,118
Republic New York Corp.                                   3,600            227
Ryder System, Inc.                                       84,400          2,664
SLM Holding Corp.                                         7,200            353
SouthTrust Corp.                                         40,150          1,747
St. Paul Cos., Inc.                                      64,300          2,705
Star Banc Corp.                                           2,200            141
State Street Corp.                                       11,700            813
TCF Financial Corp.                                      39,500          1,165
TIG Holdings, Inc.                                       34,400            791
Transamerica Financial Corp.                             14,500          1,669
Transatlantic Holdings, Inc.                              1,950            151
Travelers, Inc.                                          46,475          2,818
United Asset Management Corp.                               600             16
Washington Mutual, Inc.                                 102,840          4,461
Wells Fargo & Co.                                         2,600            959
Westcorp, Inc.                                           28,200            388
Zions Bancorp                                             6,300            335
                                                                    ----------

                                                                       265,731
                                                                    ----------

HEALTH CARE - 10.3%
Aetna, Inc.                                              74,500          5,671
Allergan, Inc.                                            7,200            334
ALZA Corp. (a)                                           38,500          1,665
American Home Products Corp.                             88,200          4,564
Amgen, Inc. (a)                                          30,500          1,994


4  Equity I Fund

EQUITY I FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Bard (C.R.), Inc.                                         1,400     $       53
Bausch & Lomb, Inc.                                       5,200            261
Baxter International, Inc.                               90,800          4,886
Becton, Dickinson & Co.                                   1,100             85
Bergen Brunswig Corp. Class A                             8,200            380
Beverly Enterprises, Inc. New (a)                        35,800            494
Biogen, Inc. (a)                                          2,300            112
Biomet, Inc.                                             66,800          2,204
Bristol-Myers Squibb Co.                                136,360         15,673
Cardinal Health, Inc.                                    23,900          2,241
ChromaVision Medical Systems, Inc. (a)                      140              1
Columbia/HCA Healthcare Corp.                           230,900          6,725
First Health Group Corp. (a)                             54,600          1,556
Forest Labs, Inc. (a)                                    11,100            397
Genesis Health Ventures, Inc. (a)                         5,400            135
Genzyme Corp. (a)                                        17,400            440
HBO & Co.                                                32,000          1,128
Humana, Inc. (a)                                         29,900            933
Integrated Health Services, Inc.                         50,000          1,875
IVAX Corp. (a)                                          106,000            981
Johnson & Johnson                                        84,800          6,254
Lilly (Eli) & Co.                                        71,900          4,750
Mallinckrodt, Inc.                                        6,100            181
Medtronic, Inc.                                          19,500          1,243
Merck & Co., Inc.                                       141,850         18,973
Mylan Laboratories, Inc.                                243,800          7,329
PacifiCare Health Systems, Inc. Class B (a)              30,300          2,676
Pfizer, Inc.                                            155,400         16,890
Quest Diagnostics, Inc. (a)                              98,300          2,150
Quintiles Transnational Corp. (a)                        34,800          1,710
Schering-Plough Corp.                                   111,000         10,170
Stryker Corp.                                             6,600            253
Tenet Healthcare Corp. (a)                               44,700          1,397
Total Renal Care Holdings, Inc. (a)                       3,500            121
Trigon Healthcare, Inc. (a)                               1,400             51
United Healthcare Corp.                                  82,500          5,239
US Bioscience, Inc. (a)                                  81,100            664
Warner-Lambert Co.                                       56,800          3,941
Wellpoint Health Networks, Inc. Class A (a)               6,406            474
                                                                    ----------

                                                                       139,254
                                                                    ----------

INTEGRATED OILS - 3.3%
Amerada Hess Corp. NPV                                   64,000          3,476
Amoco Corp.                                              82,000          3,413
Ashland, Inc.                                            46,714          2,412
Atlantic Richfield Co.                                   21,900          1,711
Coastal Corp.                                            63,600          4,440
Crown Central Petroleum Co. Class B (a)                  98,000          1,237
Exxon Corp.                                             132,720          9,464
Kerr-McGee Corp.                                         21,500          1,244
Lyondell Petrochemical Co.                               27,000            822
Mobil Corp.                                              25,000          1,916
Murphy Oil Corp.                                          1,900             96
Phillips Petroleum Co.                                   45,300          2,183
Sun Co., Inc.                                            17,000            660
Tenneco, Inc.                                            46,900          1,785
Texaco, Inc.                                             42,600          2,543
Unocal Corp.                                             69,200          2,474
USX-Marathon Group                                      142,900          4,903
                                                                    ----------

                                                                        44,779
                                                                    ----------

MATERIALS AND PROCESSING - 7.5%
Air Products & Chemicals, Inc.                           52,200          2,088
Albany International Corp. Class A                       11,156            267
Albemarle Corp.                                          22,300            492
Alumax, Inc.                                              3,400            158
Aluminum Co. of America                                   3,800            251
American Real Estate Partners, L.P. (a)                 318,062          3,260
Archer-Daniels-Midland Co.                               32,500            630
Arco Chemical Co.                                         7,700            442
Armstrong World Industries, Inc.                         26,100          1,758
ASARCO, Inc.                                             11,700            260
Asia Pulp & Paper Co, - ADR Ltd.                         60,000            675
Avery Dennison Corp.                                     17,000            914
Bethlehem Steel Corp. (a)                                31,200            388
Betz Laboratories, Inc.                                   5,500            228
Boise Cascade Office Products Corp. (a)                  10,195            158
Bowater, Inc.                                             3,600            170
Capital Automotive                                       17,800            253
Catellus Development Corp. (a)                          139,900          2,474
Centex Corp.                                             16,000            604
Champion International Corp.                             28,100          1,382
Commonwealth Industries, Inc.                            30,000            296
Consolidated Papers, Inc.                                 1,800             49
Corning, Inc.                                            12,700            441
Crown Cork & Seal Co., Inc.                              48,500          2,304
Cytec Industries, Inc. (a)                                2,300            102
du Pont (E.I.) de Nemours & Co.                          47,100          3,515
Eastman Chemical Co.                                     46,900          2,920
Ecolab, Inc.                                                300              9
Engelhard Corp.                                          26,800            543
FMC Corp. (a)                                            24,200          1,650
Fort James Corp.                                         52,300          2,327


                                                                Equity I Fund  5

EQUITY I FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Gaylord Container Corp. Class A (a)                     483,800     $    3,719
Georgia-Pacific Group                                    12,400            731
Georgia-Pacific Timber Group                             26,100            602
Getty Realty Holding Corp.                               40,000            775
Goodrich (B.F.) Co.                                      15,200            754
Great Lakes Chemical Corp.                               77,500          3,056
Harsco Corp.                                             17,800            816
Hexcel Corp. (a)                                         95,700          2,165
Homestake Mining Co.                                     60,300            626
Illinois Tool Works, Inc.                                32,300          2,154
International Paper Co.                                  41,000          1,763
Johns Manville Corp.                                      6,000             90
Kimberly-Clark Corp.                                     74,300          3,409
Lafarge Corp.                                            19,900            782
Longview Fibre Co.                                        8,000            114
Louisiana Pacific Corp.                                  41,600            759
LTV Corp.                                                15,400            147
Lubrizol Corp.                                            9,200            278
Mead Corp.                                               46,300          1,470
Mercer International, Inc.                              130,300          1,299
Mohawk Industries, Inc. (a)                              13,100            415
Monsanto Co.                                            127,000          7,096
Newhall Land & Farming Co.                               38,800          1,096
Olin Corp.                                               34,200          1,426
Oregon Steel Mills, Inc.                                 20,000            373
Owens-Illinois, Inc. (a)                                  1,000             45
Pentair, Inc.                                             5,100            217
Phelps Dodge Corp.                                       59,000          3,374
Philip Services Corp. (a)                                39,000            161
Potlatch Corp.                                           10,400            437
Praxair, Inc.                                            58,300          2,729
Reynolds Metals Co.                                      28,500          1,594
Rohm & Haas Co.                                             600             62
Sealed Air Corp. New (a)                                 25,900            952
Solutia, Inc.                                            31,700            909
Sonoco Products Co.                                      11,890            360
Stone Container Corp. (a)                                53,500            836
Timken Co.                                               24,300            749
Tyco International, Ltd.                                304,000         19,152
UCAR International, Inc. (a)                             12,100            353
USG Corp.                                                 2,300            124
Vulcan Materials Co.                                      1,200            128
W.R. Grace & Co. New (a)                                 55,500            947
Witco Corp.                                              17,900            524
                                                                    ----------

                                                                       100,576
                                                                    ----------

MISCELLANEOUS - 0.3%
BEC Energy (a)                                              900             38
FBR Asset Investment Corp. (a)                           32,600            603
Legacy Hotels Real Estate Investment Trust (a)          328,500          1,920
Mack-Cali Realty Corp.                                   14,900            512
SFX Entertainment, Inc. Class A (a)                       8,100            371
TeleTech Holdings, Inc. (a)                               5,700             70
                                                                    ----------

                                                                         3,514
                                                                    ----------

OTHER ENERGY - 2.4%
Apache Corp.                                             62,200          1,959
Baker Hughes, Inc.                                       94,200          3,256
BJ Services Co. (a)                                       6,800            198
British Petroleum Co. PLC - ADR                             225             20
Burlington Resources, Inc.                                6,000            258
Camco International, Inc.                                15,100          1,176
Diamond Offshore Drilling, Inc.                           4,600            184
Dresser Industries, Inc.                                 12,500            551
EEX Corp. (a)                                            40,186            377
Enron Oil & Gas Co.                                       5,200            105
ENSCO International, Inc.                                19,800            344
EVI Weatherford, Inc. (a)                                 4,295            159
Gulf Canada Resources, Ltd. (a)                          27,500            136
Halliburton Co.                                          71,500          3,186
MarketSpan Corp. (a)                                     29,880            895
Nabors Industries, Inc. (a)                              14,300            283
Noble Affiliates, Inc.                                   30,900          1,174
Ocean Energy, Inc. New (a)                                1,170             23
Octel Corp. (a)                                          19,375            385
R&B Falcon Corp. (a)                                     86,000          1,946
Rowan Cos., Inc. (a)                                      5,000             97
Santa Fe Energy Resources, Inc. (a)                      39,200            421
Schlumberger, Ltd.                                       95,900          6,551
Sempra Energy (a)                                         2,000             56
Tidewater, Inc.                                           8,300            274
Tosco Corp.                                              14,600            429
Transocean Offshore, Inc.                                68,300          3,039
TransTexas Gas Corp. (a)                                  2,300             20
Triton Energy, Ltd. Class A (a)                          49,400          1,763
Ultramar Diamond Shamrock Corp.                             500             16
UTI Energy Corp. (a)                                     24,800            319
Valero Energy Corp.                                      53,900          1,792
Vastar Resources, Inc.                                    1,900             83
Western Atlas, Inc. (a)                                   4,000            340
                                                                    ----------

                                                                        31,815
                                                                    ----------


6  Equity I Fund

EQUITY I FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
PRODUCER DURABLES - 6.2%
AGCO Corp.                                               45,800     $      942
Alcatel Alsthom Compagnie
  Generale d'Electricite - ADR                           36,449          1,483
AMP, Inc.                                                14,900            512
Case Corp.                                               31,800          1,534
Caterpillar, Inc.                                        86,300          4,563
Clayton Homes, Inc.                                       8,300            158
Cordant Technologies, Inc.                                9,600            443
Crane Co.                                                40,800          1,981
Credence Systems Corp. (a)                               12,100            230
Cummins Engine Co., Inc.                                  5,600            287
Danaher Corp.                                             1,000             37
Elsag Bailey Process Automation NV (a)                   80,200          1,930
Foster Wheeler Corp.                                     48,900          1,048
General Electric Co.                                    157,600         14,342
General Semiconductor, Inc. (a)                         151,600          1,497
Gulfstream Aerospace Corp. (a)                           17,400            809
Honeywell, Inc.                                           4,900            409
Ingersoll-Rand Co.                                       71,200          3,137
ITT Industries, Inc.                                      5,000            187
Johnson Controls, Inc.                                   29,500          1,687
Kaiser Ventures, Inc. (a)                                65,000            788
Knoll, Inc. (a)                                          20,400            602
Lexmark International Group, Inc. Class A (a)            23,600          1,440
Litton Industries, Inc. (a)                              19,700          1,162
Lockheed Martin Corp.                                    36,200          3,833
MagneTek, Inc. (a)                                       48,100            758
Molex, Inc.                                               3,625             91
National Service Industries, Inc.                           800             41
Northern Telecom, Ltd.                                   93,400          5,300
Northrop Grumman Corp.                                   14,200          1,464
Parker-Hannifin Corp.                                    14,650            559
Pitney Bowes, Inc.                                        6,100            294
Raytheon Co. Class A                                      1,237             71
Raytheon Co. Class B                                     13,400            792
Sensormatic Electronics Corp. (a)                       108,000          1,512
Sundstrand Corp.                                          1,000             57
Tecumseh Products Co. Class A                               400             21
Tektronix, Inc.                                          12,800            453
Teradyne, Inc. (a)                                       22,300            597
Thermo Instrument Systems, Inc. (a)                       4,800            125
Thomas & Betts Corp.                                      4,600            227
U.S. Filter Corp. New (a)                               102,800          2,885
United Technologies Corp.                                88,400          8,177
Whittaker Corp. New (a)                                 177,300          2,349
Xerox Corp.                                             122,200         12,418
                                                                    ----------

                                                                        83,232
                                                                    ----------

TECHNOLOGY - 12.9%
3Com Corp. (a)                                           49,000          1,503
ADC Telecommunications, Inc. (a)                         14,500            529
Advanced Micro Devices, Inc. (a)                          2,800             48
Altera Corp. (a)                                          3,200             94
Apple Computer, Inc. (a)                                 51,800          1,486
Ascend Communications, Inc. (a)                          44,200          2,188
Autodesk, Inc.                                            5,700            219
BMC Software, Inc. (a)                                   63,400          3,293
Cadence Design Systems, Inc. (a)                         28,000            875
CDW Computer Centers, Inc. (a)                            2,100            105
CIENA Corp. (a)                                           1,400             97
Cisco Systems, Inc. (a)                                 254,900         23,467
COMPAQ Computer Corp.                                   339,600          9,636
CompUSA, Inc. (a)                                        35,700            645
Computer Associates International, Inc.                  18,300          1,017
Computer Sciences Corp.                                     900             58
Compuware Corp. (a)                                      28,000          1,430
Cooper Industries, Inc.                                  23,100          1,269
Cypress Semiconductor Corp. (a)                         110,700            920
Dell Computer Corp. (a)                                 180,900         16,778
Electronic Data Systems Corp.                           179,226          7,169
EMC Corp. (a)                                            55,700          2,496
Ericsson (LM) Telephone Co. Class B - ADR               118,166          3,382
ESS Technology, Inc. (a)                                 10,000             47
FORE Systems (a)                                         12,400            328
General Dynamics Corp.                                    3,400            158
General Motors Corp. Class H (a)                         16,800            792
Haemonetics Corp. (a)                                    10,200            163
Hewlett-Packard Co.                                     101,400          6,071
Hutchinson Technology, Inc. (a)                          15,900            433
Imation Corp. (a)                                        25,700            426
IMS Health, Inc. (a)                                      2,800            161
Informix Corp. (a)                                       27,500            216
Ingram Micro, Inc. Class A (a)                            8,500            376
Integrated Device Technology (a)                        148,600          1,059
Intel Corp.                                             131,900          9,769
International Business Machines Corp.                    59,200          6,797
Iomega Corp. (a)                                         76,400            449
Learning Co., Inc. (The) (a)                             24,300            720
Lernout & Hauspie Speech Products N.V. (a)               19,700          1,175
Linear Technology Corp.                                   3,100            187
LSI Logic Corp. (a)                                       5,500            127
Lucent Technologies, Inc.                               105,900          8,809
Micron Technology, Inc. (a)                              35,000            868
Microsoft Corp. (a)                                     202,500         21,946
Motorola, Inc.                                           38,800          2,039


                                                                Equity I Fund  7

EQUITY I FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
NCR Corp. (a)                                             3,800     $      124
Nokia Corp. - ADR                                       178,000         12,916
Novell, Inc. (a)                                        117,800          1,502
Oracle Systems Corp. (a)                                 35,000            858
PeopleSoft, Inc. (a)                                     30,000          1,408
SCI Systems, Inc. (a)                                    10,000            376
Seagate Technology (a)                                    2,100             50
Sterling Software, Inc. (a)                              18,000            532
Storage Technology Corp. (a)                             41,000          1,778
Sun Microsystems, Inc. (a)                               21,700            943
Synopsys, Inc. (a)                                       29,400          1,345
Tandy Corp.                                              27,400          1,454
Tellabs, Inc. (a)                                        45,300          3,242
Texas Instruments, Inc.                                  82,000          4,782
Textron, Inc.                                             4,300            308
Vishay Intertechnology, Inc. (a)                         40,735            731
Vitesse Semiconductor Corp. (a)                           4,500            139
Western Digital Corp. (a)                                75,900            897
Xilinx, Inc. (a)                                            500             17
                                                                    ----------

                                                                       175,222
                                                                    ----------

UTILITIES - 8.2%
360 Communications Co. (a)                               11,700            374
Airtouch Communications, Inc. (a)                       195,300         11,413
Ameren Corp.                                                300             12
American Water Works, Inc.                               33,900          1,051
Associated Group, Inc. Class B (a)                        4,700            183
AT&T Corp.                                              174,713          9,980
Baltimore Gas & Electric Co.                             30,100            935
Bell Atlantic Corp.                                     160,404          7,318
Carolina Power & Light Co.                                  300             13
Central & Southwest Corp.                                32,600            876
Century Telephone Enterprises, Inc.                      32,950          1,511
Citizens Utilities Co. Class B (a)                      227,073          2,186
Comcast Corp. Class A                                     3,300            131
Conectiv, Inc.                                            1,900             39
Consolidated Edison, Inc.                                45,600          2,100
Consolidated Natural Gas Co.                                300             18
DTE Energy Co.                                          193,900          7,829
Duke Power Co.                                           72,000          4,266
Edison International                                    137,100          4,053
Energy East Corp. (a)                                    15,600            649
Entergy Corp.                                           140,000          4,025
FirstEnergy Corp.                                         2,635             81
Florida Progress Corp.                                    7,400            304
FPL Group, Inc.                                          30,000          1,890
GPU, Inc.                                                41,200          1,558
GTE Corp.                                                45,189          2,514
IPALCO Enterprises, Inc.                                  8,700            387
Kansas City Power & Light Co.                            10,300            299
MCI Communications Corp.                                 41,100          2,386
Montana Power Co.                                        21,500            747
National Fuel & Gas Co.                                   5,600            244
Niagara Mohawk Power Corp. (a)                           40,200            600
NICOR, Inc.                                              12,000            482
NIPSCO Industries, Inc.                                  16,600            465
Northeast Utilities (a)                                 114,400          1,938
PacifiCorp.                                              93,600          2,118
Paging Network, Inc. (a)                                103,200          1,438
Peco Energy Co.                                          10,400            304
PG&E Corp.                                              112,000          3,535
Pinnacle West Capital Corp.                              32,200          1,449
Public Service Enterprise Group, Inc.                    64,300          2,214
SBC Communications, Inc.                                160,000          6,400
Tele-Communications, Inc. Series A (a)                  140,200          5,442
Unicom Corp.                                            163,000          5,715
United States Cellular Corp. (a)                          6,300            194
Williams Cos. (The)                                      46,400          1,566
WorldCom, Inc. (a)                                      154,200          7,450
                                                                    ----------

                                                                       110,682
                                                                    ----------

TOTAL COMMON STOCKS
(cost $979,643)                                                      1,295,741
                                                                    ----------

PREFERRED STOCKS - 0.2%
Elsag Bailey Financing Trust (conv.)(a)                  18,200            778
Sealed Air Corp. (conv.)                                 30,200          1,269
                                                                    ----------

TOTAL PREFERRED STOCKS
(cost $10,189)                                                           2,047
                                                                    ----------


                                                      PRINCIPAL
                                                       AMOUNT
                                                       (000)
                                                     ----------

SHORT-TERM INVESTMENTS - 4.1%
Frank Russell Investment Company
Money Market Fund,
due on demand (b)                                    $   51,602         51,602
United States Treasury Notes (b)(c)
     5.250% due 07/31/98                                  4,300          4,300
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $55,902)                                                          55,902
                                                                    ----------


8  Equity I Fund

EQUITY I FUND

June 30, 1998 (Unaudited)

                                                                      MARKET
                                                                      VALUE
                                                                      (000)
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $1,037,556)(d) - 100.3%                            $1,353,690

OTHER ASSETS AND LIABILITIES,
NET - (0.3%)                                                            (4,048)
                                                                    ----------

NET ASSETS - 100.0%                                                 $1,349,642
                                                                    ----------
                                                                    ----------


(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d) See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
NPV - No Par Value
NV - Nonvoting
PLC - Public Limited Company


                                                                   UNREALIZED
                                                       NUMBER     APPRECIATION
                                                         OF      (DEPRECIATION)
                                                      CONTRACTS      (000)
                                                     ----------    ----------

FUTURES CONTRACTS
(Notes 2 and 3)

S&P 500 Index Futures Contracts
  expiration date 09/98                                     183    $    1,652
S&P 400 Midcap Index Futures Contracts
  expiration date 09/98                                       5            21
                                                                   ----------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                                          $    1,673
                                                                   ----------
                                                                   ----------

(#) At June 30, 1998, United States Treasury Notes valued at $4,300 were held as collateral in connection with futures contracts purchased by the Fund.



        The accompanying notes are an integral part of the financial statements.

                                                                Equity I Fund  9

EQUITY I FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998 (Unaudited)



                                                                                                                 Amounts in
                                                                                                              thousands (except
                                                                                                              per share amount)
ASSETS
Investments at market (identified cost $1,037,556)(Note 2) . . . . . . . . . . . . . . . . . . . . . . .      $    1,353,690
Cash. . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 669
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,891
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              10,977
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 969
Short-term investments held as collateral for securities loaned, at market (Note 3). . . . . . . . . . .              25,128
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,393,324

LIABILITIES
Payable:
  Investments purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       13,391
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,888
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 704
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 183
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . .                 388
Payable upon return of securities loaned, at market (Note 3) . . . . . . . . . . . .              25,128
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              43,682
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    1,349,642
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        2,667
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              70,159
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             316,129
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,673
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 387
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             958,627
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    1,349,642
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($1,349,642,080 divided by 38,707,640 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        34.87
                                                                                                              --------------
                                                                                                              --------------





        The accompanying notes are an integral part of the financial statements.

10 Equity I Fund

EQUITY I FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1998 (Unaudited)


                                                                                                                 Amounts in
                                                                                                                  thousands
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        8,188
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,296
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 139
                                                                                                              --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               9,623

EXPENSES (Notes 2 and 4):
  Management fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        3,783
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 263
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 158
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  19
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  73
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   3
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  33
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,332
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,291
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)

Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              92,880
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,967              97,847
                                                                                          --------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             105,092
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,244             106,336
                                                                                          --------------      --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             204,183
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $      209,474
                                                                                                              --------------
                                                                                                              --------------




        The accompanying notes are an integral part of the financial statements.

                                                               Equity I Fund  11

EQUITY I FUND

STATEMENTS OF CHANGES IN NET ASSETS




                                                                                                Amounts in thousands

                                                                                          FOR THE SIX
                                                                                          MONTHS ENDED           FOR THE
                                                                                          JUNE 30, 1998        YEAR ENDED
                                                                                           (UNAUDITED)      DECEMBER 31, 1997
                                                                                        -----------------   -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $           5,291   $          10,379
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               97,847             250,266
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .              106,336              31,174
                                                                                        -----------------   -----------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .              209,474             291,819
                                                                                        -----------------   -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (2,624)            (10,379)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . . . .                   --                 (26)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .              (35,017)           (260,727)
                                                                                        -----------------   -----------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .              (37,641)           (271,132)
                                                                                        -----------------   -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6)  . . .               41,436             153,733
                                                                                        -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .              213,269             174,420

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            1,136,373             961,953
                                                                                        -----------------   -----------------
  End of period (including undistributed net investment income of
     $2,667 at June 30, 1998)  . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       1,349,642   $       1,136,373
                                                                                        -----------------   -----------------
                                                                                        -----------------   -----------------




        The accompanying notes are an integral part of the financial statements.

12  Equity I Fund

EQUITY I FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.


                                                                                     YEAR ENDED DECEMBER 31,
                                                                        ----------------------------------------------------------
                                                               1998*        1997       1996        1995        1994       1993
                                                            ----------  ----------  ----------  ----------  ----------  ----------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .  $    30.51  $    30.34  $    28.00  $    23.32  $    24.91  $    25.00
                                                            ----------  ----------  ----------  ----------  ----------  ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . .         .14         .34         .42         .52         .62         .60
  Net realized and unrealized gain (loss) on investments .        5.21        8.89        5.96        7.71        (.41)       2.18
                                                            ----------  ----------  ----------  ----------  ----------  ----------

     Total Income From Investment Operations . . . . . . .        5.35        9.23        6.38        8.23         .21        2.78
                                                            ----------  ----------  ----------  ----------  ----------  ----------

LESS DISTRIBUTIONS:
  Net investment income  . . . . . . . . . . . . . . . . .        (.07)       (.34)       (.42)       (.52)       (.62)       (.60)
  Net realized gain on investments . . . . . . . . . . . .        (.92)      (8.72)      (3.62)      (3.03)       (.94)      (2.11)
  In excess of net realized gain on investments. . . . . .          --          --          --          --        (.24)       (.16)
                                                            ----------  ----------  ----------  ----------  ----------  ----------

     Total Distributions . . . . . . . . . . . . . . . . .        (.99)      (9.06)      (4.04)      (3.55)      (1.80)      (2.87)
                                                            ----------  ----------  ----------  ----------  ----------  ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .  $    34.87  $    30.51  $    30.34  $    28.00  $    23.32  $    24.91
                                                            ----------  ----------  ----------  ----------  ----------  ----------
                                                            ----------  ----------  ----------  ----------  ----------  ----------

TOTAL RETURN (%)(a)(c) . . . . . . . . . . . . . . . . . .       17.80       32.02       23.58       35.94        0.79       11.61

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . .   1,349,642   1,136,373     961,953     751,497     547,242     514,356

  Ratios to average net assets (%)(b)(c):
     Operating expenses. . . . . . . . . . . . . . . . . .         .68         .70         .71         .59         .12         .14
     Net investment income . . . . . . . . . . . . . . . .         .83         .96        1.38        1.91        2.52        2.36

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . .       98.25      110.75       99.51       92.04       75.02       91.87



*   For the six months ended June 30, 1998 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1998 are annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of anyinvestment services fees. See
    Note 4.



                                                              Equity I Fund   13

EQUITY II FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
COMMON STOCKS - 95.0%
AUTO AND TRANSPORTATION - 4.5%
AAR Corp.                                                87,700     $    2,593
ABC Rail Products Corp. (a)                               7,000            121
Aftermarket Technology Corp. (a)                         19,200            360
Airborne Freight Corp.                                   55,300          1,932
AirNet Systems, Inc. (a)                                  6,000             97
Alaska Air Group, Inc. (a)                               21,400          1,168
Alexander & Baldwin, Inc.                                 3,000             87
America West Holding Corp. Class B (a)                   18,900            540
Arvin Industries, Inc.                                    8,200            298
ASA Holdings, Inc.                                       25,000          1,241
Bandag, Inc.                                              5,900            230
Carey International, Inc. New (a)                         8,000            224
Coach USA, Inc. (a)                                      14,250            650
Coachmen Industries, Inc.                                85,400          2,231
Consolidated Freightways Corp. (a)                       27,700            384
Control Devices, Inc.                                    11,666            152
Excel Industries, Inc.                                    7,000            100
Fleetwood Enterprises, Inc.                              43,100          1,724
FRP Properties, Inc. (a)                                  4,000            128
Hawker Pacific Aerospace (a)                             12,000            133
Hertz Corp. Class A                                       3,800            168
Hunt (JB) Transportation Services, Inc.                  14,500            517
Keystone Automotive Industries, Inc. (a)                  6,000            138
Landair Services, Inc. (a)                                5,000            147
Lear Corp. (a)                                            7,700            395
M.S. Carriers, Inc. (a)                                   8,600            232
Mark VII, Inc. (a)                                        8,000            143
Midwest Express Holdings, Inc. (a)                       45,600          1,650
Navistar International Corp. (a)                         68,800          1,987
Offshore Logistics, Inc. (a)                             51,400            912
Skywest, Inc.                                            69,600          1,940
Transport Corp. of America (a)                           10,000            164
Trinity Industries, Inc.                                 43,000          1,784
USA Truck, Inc. (a)                                      11,000            173
USFreightways Corp.                                      15,500            509
Wynn's International, Inc.                                3,750             72
                                                                    ----------

                                                                        25,324
                                                                    ----------

CONSUMER DISCRETIONARY - 19.4%
Abacus Direct Corp. (a)                                  20,250          1,052
Abercrombie & Fitch Co. Class A (a)                      43,250          1,903
AccuStaff, Inc. (a)                                      79,600          2,487
ACNielsen Corp. (a)                                      19,000            480
American Eagle Outfitters, Inc. (a)                      38,475          1,481
American Greetings Corp. Class A                         52,500          2,674
Anchor Gaming (a)                                        15,700          1,219
Apollo Group, Inc. Class A (a)                           17,500            579
Applied Graphics Technologies, Inc. (a)                  17,500            797
ARC International Corp. (a)                              20,000             82
Ascent Entertainment Group, Inc. (a)                     14,000            156
Aviation Sales Co. (a)                                    4,400            174
Aztar Corp. (a)                                          15,600            106
Barnes & Noble, Inc. (a)                                 41,000          1,535
Belo (A.H.) Corp. Class A                                 2,000             49
Best Buy Co. (a)                                         93,100          3,363
BJ's Wholesale Club, Inc. (a)                            19,000            772
Bowne & Co., Inc.                                        35,200          1,584
Brinker International, Inc. (a)                          19,500            375
Brylane, Inc. (a)                                         2,000             92
Buckle, Inc. (The) (a)                                   56,850          1,677
Cameron Ashley, Inc. (a)                                 10,000            169
Capstar Broadcasting Corp. Class A (a)                   65,000          1,633
Catalytica, Inc. (a)                                      8,000            157
Central Newspapers, Inc. Class A                         19,900          1,388
Choice Hotels International, Inc. (a)                     5,900             80
Chris Craft Industries, Inc. (a)                          6,200            339
CKE Restaurants, Inc.                                    49,426          2,039
Claire's Stores, Inc.                                    53,100          1,089
Coinmach Laundry Corp. (a)                                7,000            164
Cole National Corp. Class A (a)                           4,000            160
Computer Horizons Corp. (a)                              47,950          1,777
Consolidated Graphics, Inc. (a)                          13,500            796
Cornell Corrections, Inc. (a)                             5,000            105
Daisytek International Corp. (a)                          6,000            153
Dan River, Inc. Class A (a)                               9,000            153
Darden Restaurants, Inc.                                 56,700            900
Data Processing Corp. (a)                                 4,700            146
Department 56, Inc. (a)                                  36,000          1,278
DeVry, Inc. (a)                                          80,000          1,755
Dollar Tree Stores, Inc. (a)                             27,450          1,112
Dress Barn, Inc. (a)                                      5,900            147
Equity Corp. International (a)                           32,700            785
Footstar, Inc. (a)                                        8,100            389
Fossil, Inc. (a)                                         40,925          1,018
Furniture Brands International, Inc. (a)                  4,700            132
Gibson Greetings, Inc. (a)                                5,300            132
Goody's Family Clothing, Inc. (a)                        40,900          2,232
Grand Casinos, Inc. (a)                                  33,100            554
Grey Advertising                                          4,070          1,612
Hearst-Argyle Television, Inc. (a)                       30,000          1,200
Helen of Troy, Ltd. New (a)                               7,000            152
Huffy Corp.                                               3,000             54
InaCom Corp. (a)                                         21,900            695
Insurance Auto Auctions, Inc. (a)                        15,000            210
Interim Services, Inc. (a)                               47,300          1,520
Iron Mountain, Inc. (a)                                   4,000            176


14  Equity II Fund

EQUITY II FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
ITT Educational Services, Inc. (a)                       20,000     $      645
Knight-Ridder, Inc.                                      21,900          1,206
La-Z-Boy Chair Co.                                        2,400            136
Leather Factory, Inc. (a)                                60,000             30
Lee Enterprises, Inc.                                    39,000          1,194
Legato Systems, Inc. (a)                                 49,600          1,934
Linens 'N Things, Inc. (a)                               13,600            416
Lithia Motors, Inc., Class A (a)                          9,100            132
Lo-Jack Corp. (a)                                        10,000            124
Lodgenet Entertainment Corp. (a)                         10,000             99
Maxim Group, Inc. (a)                                     8,000            159
Maytag Corp.                                             16,200            800
Mazel Stores, Inc. (a)                                   10,000            160
McClatchy Newspapers, Inc. Class A                       39,000          1,350
McGraw-Hill, Inc.                                        15,600          1,272
Media General, Inc. Class A                               3,600            175
Metzler Group, Inc. (a)                                  61,000          2,234
NewsEdge Corp. (a)                                       34,350            339
Nutramax Products, Inc. New (a)                           8,000             75
O'Charleys, Inc. (a)                                     12,000            177
OfficeMax, Inc. (a)                                      12,300            203
Ogden Corp.                                              18,800            521
On Assignment, Inc. (a)                                  43,000          1,502
Orckit Communications, Ltd. (a)                          17,000            322
Outdoor Systems, Inc. (a)                                28,200            790
Oxford Industries, Inc.                                   2,400             84
Pacific Sunwear of California (a)                        44,600          1,561
Personnel Group of America, Inc. (a)                     17,300            346
Petco Animal Supplies, Inc. (a)                           9,000            179
Pillowtex Corp.                                           4,700            189
Polo Ralph Lauren Corp. Class A New (a)                  46,950          1,315
Prime Hospitality Corp. (a)                              50,700            884
Protection One, Inc.                                      9,000             98
Pulitzer Publishing Co.                                  11,000            982
RCM Technologies, Inc. (a)                                8,000            162
RDO Equipment Co. Class A (a)                             6,000            100
Recoton Corp. (a)                                         3,700            124
Red Roof Inns, Inc. (a)                                  11,400            193
Regis Corp.                                               5,000            147
Rent-Way, Inc. (a)                                       27,410            833
Reynolds & Reynolds Co. Class A                          54,300            988
Richey Electronics, Inc. (a)                             12,000             91
Robert Half International, Inc. (a)                      25,550          1,428
RockShox, Inc. (a)                                       11,000             44
Rocky Shoes & Boots, Inc. (a)                             9,000            128
Romac International, Inc. (a)                            45,000          1,367
Ross Stores, Inc.                                        78,200          3,363
Rural/Metro Corp. (a)                                    11,500            149
Russ Berrie & Co., Inc.                                   4,000            100
Ryan's Family Steak Houses, Inc. (a)                     98,000            998
Saga Communications Class A (a)                           7,813            125
Schultz Sav-o Stores, Inc.                               60,750            957
SCP Pool Corp. (a)                                        8,000            192
Scripps (E.W.) Co. Class A                               23,000          1,261
Select Appointments Holdings PLC - ADR                   50,000          1,450
ShoLodge, Inc. (a)                                        8,000             63
Shopko Stores, Inc. (a)                                  56,500          1,921
Showbiz Pizza Time, Inc. (a)                             50,250          2,016
Spectrian Corp. (a)                                       6,700            108
Sport Supply Group, Inc. (a)                             16,000            130
Sportsman's Guide, Inc. (The) (a)                        20,100             87
Springs Industries, Inc.                                    200              9
StaffMark, Inc. (a)                                      41,800          1,531
Strategic Distribution, Inc. (a)                         35,410            186
Superior Services, Inc. (a)                              30,250            909
Talbots, Inc.                                             9,600            251
Teltrend, Inc. (a)                                        6,000            103
The Men's Wearhouse, Inc. (a)                            78,925          2,605
Tiffany & Co.                                            20,500            984
TJX Cos., Inc.                                           97,000          2,340
TRM Copy Centers Corp. (a)                               15,000            202
Unifirst Corp.                                            3,300             83
United Natural Foods, Inc. (a)                            6,000            171
United Television, Inc.                                  11,000          1,260
United Video Satellite Group Class A (a)                  4,450            176
Urban Outfitters, Inc. (a)                                7,000            128
Valassis Communications, Inc. (a)                        66,550          2,566
Video Update, Inc. Class A (a)                           60,000             86
Wackenhut Corp.                                           5,000            113
Wackenhut Corrections Corp. (a)                          37,000            865
Washington Post Co. Class B                               3,600          2,074
West Marine, Inc. (a)                                    15,500            279
Wolverine World Wide, Inc.                               45,000            976
World Color Press, Inc. (a)                              15,100            529
Youth Services International, Inc. (a)                   14,000            102
Zale Corp. (a)                                           10,900            347
                                                                    ----------

                                                                       108,071
                                                                    ----------

CONSUMER STAPLES - 2.6%
American Italian Pasta Co. Class A (a)                   12,650            471
Aurora Foods, Inc. (a)                                   33,600            710
Beringer Wine Estates Holdings, Inc.
  Class B (a)                                            15,000            660
Block Drug Co., Inc. Class A                             18,418            694
Canandaigua Wine International, Inc.
  Class A (a)                                             4,200            206


                                                              Equity II Fund  15

EQUITY II FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Coca-Cola Bottling Co.                                   15,000     $      992
Earthgrains Co.                                          35,650          1,992
Fleming Cos., Inc.                                       23,700            416
Hormel (George A.) & Co. - Hormel Foods Corp.             5,800            201
IBP, Inc.                                                27,100            491
International Multifoods Corp.                            7,300            201
Longs Drug Stores, Inc.                                   8,800            254
Nature's Sunshine Products, Inc.                          5,000            112
Robert Mondavi Corp. Class A (a)                         20,000            566
Standard Commercial Corp. (a)                            12,000            132
Suiza Foods Corp. (a)                                    30,000          1,791
SuperValu, Inc.                                          23,600          1,047
Tootsie Roll Industries, Inc.                            23,000          1,765
Universal Foods Corp.                                    18,600            413
Whole Foods Market, Inc. (a)                             26,000          1,573
                                                                    ----------

                                                                        14,687
                                                                    ----------

FINANCIAL SERVICES - 22.4%
Acceptance Insurance Companies, Inc. (a)                  5,200            128
Alleghany Corp. (a)                                         200             47
Allmerica Financial Corp.                                18,000          1,170
AMBAC Financial Group, Inc.                              21,900          1,281
AmerUs Life Holdings, Inc.                                7,800            253
Amplicon, Inc.                                           10,000            130
AMRESCO, Inc. (a)                                        31,200            905
Amwest Insurance Group, Inc.                              9,140            134
Arden Realty Group, Inc.                                 30,000            776
Argonaut Group, Inc.                                        900             28
ARM Financial Group, Inc. Class A                         6,000            133
Astoria Financial Corp.                                  36,900          1,974
BancorpSouth, Inc.                                        2,300             48
Bank Plus Corp. (a)                                      13,000            159
BankAtlantic Bancorp, Inc.                               48,000            615
Bankatlantic Bancorp, Inc. Class A                       47,140            557
Banknorth Group, Inc.                                     2,600             96
Bear Stearns Cos., Inc.                                  53,440          3,039
Berkley (W.R.) Corp.                                      3,200            128
Billing Information Concepts Corp. (a)                   42,500            648
BISYS Group, Inc. New (a)                                20,000            820
Capital One Financial Corp.                              22,400          2,782
Centris Group, Inc.                                     107,000          1,324
Centura Banks, Inc.                                       4,300            269
Charter One Financial, Inc.                              53,100          1,782
Chartwell Re Corp.                                        1,300             38
Chicago Title Corp. (a)                                     600             28
Chittenden Corp.                                            100              4
City National Corp.                                      87,400          3,228
Colonial BancGroup, Inc.                                 46,400          1,496
Comdisco, Inc.                                           47,800            908
Commerce Bancshares, Inc.                                 7,035            341
Commerce Group, Inc.                                      2,600            101
Commonwealth Bancorp, Inc.                                3,400             78
Community Bank System, Inc.                               3,000             94
Compass Bancshares, Inc.                                 11,900            534
Conning Corp. New                                         3,000             58
CORT Business Services Corp. (a)                         28,700            904
Cullen Frost Bankers, Inc.                                5,100            277
Data Transmission Network Corp. (a)                       6,000            240
Delphi Financial Group, Inc. (a)                          2,700            152
Delta Financial Corp. (a)                                 8,700            160
Dime Bancorp, Inc.                                       27,900            835
Dime Community Bancorp, Inc.                                300              8
Donaldson, Lufkin & Jenrette, Inc.                       80,200          4,075
Donegal Group, Inc.                                      71,288          1,283
Downey Financial Corp.                                    7,895            258
DST Systems, Inc. (a)                                    28,500          1,596
Duke Realty Investments, Inc.                            41,700            985
Edwards (A.G.), Inc.                                     42,900          1,831
Enhance Financial Services Group, Inc.                   12,400            419
Envoy Corp. New (a)                                      28,800          1,364
Everest Reinsurance Holdings, Inc.                       14,800            569
Executive Risk, Inc.                                     23,000          1,696
EXEL, Ltd.                                               17,000          1,323
F&M National Corp.                                        2,000             58
FBL Financial Group, Inc. Class A                         6,500            167
Fidelity National Financial                              91,510          3,643
Financial Federal Corp. (a)                               6,500            174
Financial Security Assurance Holdings, Ltd.               7,400            435
FINOVA Group, Inc.                                       14,700            832
First American Corp.                                     23,900          1,150
First American Financial Corp.                            5,850            527
First Hawaiian Creditcorp, Inc.                           4,300            156
First Republic Bank (a)                                  15,100            545
First Savings Bank of Washington Bancorp, Inc.            2,300             58
First Virginia Banks, Inc.                                6,900            353
FirstFed Financial Corp. (a)                             29,500          1,534
FIRSTPLUS Financial Group, Inc. (a)                      19,750            711
Flagstar Bancorp, Inc.                                    2,200             54
Flushing Financial Corp.                                  6,200            178
Foremost Corp. of America                                 2,400             58
Fremont General Corp.                                    26,350          1,428
GATX Corp.                                                6,400            281
Hartford Life, Inc. Class A                              18,600          1,059


16  Equity II Fund

EQUITY II FUND

June 30, 1998 (Unaudited)

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------
HealthCare Financial Partners, Inc. (a)                  26,000      $   1,593
Hibernia Corp.                                           25,700            519
Horace Mann Educators Corp.                              25,000            863
HSB Group, Inc.                                           4,600            246
IMC Mortgage Co. (a)                                     76,300            801
Imperial Bancorp (a)                                        800             24
Imperial Credit Industries, Inc. (a)                     55,316          1,279
Imperial Credit Mortgage Holdings                        11,850            184
Intercontinental Life Corp. (a)                           5,400            136
Jack Henry & Assocociates, Inc.                          40,000          1,375
Jefferies Group, Inc.                                    24,400          1,000
JSB Financial, Inc.                                       1,100             64
LandAmerica Financial Group, Inc.                        37,400          2,141
Legg Mason, Inc.                                         17,500          1,007
Lehman Brothers Holdings, Inc.                           23,300          1,807
Leucadia National Corp.                                  39,800          1,316
Liberty Financial Cos., Inc.                              3,500            121
Life Re Corp.                                             5,500            451
Life USA Holdings, Inc. New                               8,000            103
Litchfield Financial Corp.                                6,000            125
MAF Bancorp, Inc.                                         3,800            138
Markel Corp. (a)                                         12,500          2,225
Medical Assurance, Inc. (a)                                 840             23
Mid Ocean, Ltd.                                          14,500          1,138
Morgan Keegan, Inc.                                      53,800          1,392
Mutual Risk Management, Ltd.                             19,850            723
National Commerce Bancorp                                 7,500            314
National Data Corp.                                      31,000          1,356
Nationwide Financial Services, Inc. Class A              21,300          1,086
Ocean Financial Corp.                                     4,600             88
Ocwen Financial Corp. (a)                                50,750          1,364
Ohio Casualty Corp.                                       6,100            269
Old Kent Financial Corp.                                  4,400            158
Old Republic International Corp.                         41,050          1,203
Orion Capital Corp.                                       8,900            497
Pacific Century Financial Corp.                          29,800            715
Pacific Gulf Properties, Inc.                             5,000            108
Paychex, Inc.                                            39,375          1,600
Penn Treaty American Corp. (a)                            4,400            139
Pennsylvania Real Estate Investment Trust                 5,000            111
Peoples Heritage Financial Group                         65,624          1,550
PMI Group, Inc. (The)                                    11,500            844
Price (T. Rowe) & Associates, Inc.                       35,000          1,313
Profit Recovery Group International, Inc. (The) (a)      50,000          1,397
Protective Life Corp.                                     1,500             55
Provident Bankshares Corp.                               10,798            319
Provident Companies, Inc.                                28,500            983
PXRE Corp.                                               36,786          1,104
Queens County Bancorp                                     5,998            262
Raymond James Financial, Inc.                            58,800          1,760
Reliance Group Holdings, Inc.                            34,600            606
RenaissanceRe Holdings, Ltd.                             32,500          1,505
Republic Bancorp, Inc.                                    4,290             81
Resource Bancshares Mortgage Group                       86,800          1,606
RLI Corp.                                                 4,750            193
Rollins Truck Leasing Corp.                              17,700            219
Roslyn Bancorp, Inc.                                     23,800            531
Ryder System, Inc.                                       20,200            638
Saville Systems Ireland PLC - ADR (a)                    30,800          1,536
SCPIE Holdings, Inc.                                        800             27
Selective Insurance Group, Inc.                          53,600          1,199
Silicon Valley Bancshares (a)                            50,200          1,773
SL Green Realty Corp. REIT                               12,000            270
Smith (Charles E.) Residential Realty, Inc.              36,600          1,171
Southern Pacific Funding Corp. (a)                       12,000            188
Sovereign Bancorp, Inc.                                  82,227          1,341
Sovran Self Storage, Inc.                                31,100            879
St. Francis Capital Corp.                                 3,000            116
SunAmerica, Inc.                                         32,000          1,838
Sunstone Hotel Investors, Inc.                            7,400             99
TCF Financial Corp.                                      48,000          1,416
TR Financial Corp.                                        4,100            172
Transatlantic Holdings, Inc.                             31,800          2,459
Trenwick Group, Inc.                                     36,000          1,397
UMB Financial Corp.                                       1,000             50
Union Planters Corp.                                     22,002          1,294
United Fire & Casualty Co.                               25,575          1,002
Unitrin, Inc.                                             4,900            338
Valley National Bancorp                                   5,587            162
Washington Federal, Inc.                                 17,232            476
Webster Financial Corp.                                  49,200          1,624
Westamerica Bancorporation                               45,600          1,465
Whitney Holding Corp.                                     1,000             51
Wilmington Trust Corp.                                    1,800            110
                                                                    ----------

                                                                       124,731
                                                                    ----------

HEALTH CARE - 6.4%
American Dental Partners, Inc. New (a)                   25,000            350
AmSurg Corp. Class A (a)                                  8,500             64
Arterial Vascular Engineering, Inc. (a)                  40,200          1,435
ARV Assisted Living, Inc. (a)                            10,000            125
Assisted Living Concepts, Inc. (a)                        8,000            138
Balanced Care Corp. (a)                                  16,700            121


                                                              Equity II Fund  17

EQUITY II FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Beverly Enterprises, Inc. New (a)                        10,000     $      138
Bindley Western Industries, Inc.                         16,800            554
Biogen, Inc. (a)                                         18,000            880
Biosite Diagnostics, Inc. (a)                            10,000            107
CorVel Corp. (a)                                          4,000            154
Curative Technologies, Inc. (a)                          18,700            533
Genset - ADR (a)                                         20,000            586
Health Care & Retirement Corp. (a)                       26,500          1,045
Health Management Associates Class A (a)                 52,500          1,755
Healthcare Services Group, Inc. (a)                      10,000            159
Hooper Holmes, Inc.                                       8,000            168
Human Genome Sciences, Inc. (a)                          15,500            553
IDEXX Laboratories, Inc. (a)                             42,900          1,067
Immucor Corp. (a)                                        15,000            128
Incyte Pharmaceuticals, Inc. (a)                         27,400            935
Integrated Health Services, Inc.                          6,100            229
Landauer, Inc.                                            5,300            158
Lincare Holdings, Inc. (a)                               84,400          3,545
Lunar Corp. (a)                                           9,000            164
Maxxim Medical, Inc. (a)                                  5,000            145
MedImmune, Inc. (a)                                       5,400            337
Monarch Dental Corp. New (a)                              9,000            141
NBTY, Inc. (a)                                           68,400          1,248
NCS HealthCare, Inc. Class A (a)                         40,000          1,140
NovaCare, Inc. (a)                                      112,100          1,317
Orthodontic Centers of America, Inc. (a)                 40,000            838
Pediatric Services of America, Inc. (a)                   7,300            110
Pediatrix Medical Group (a)                              30,000          1,116
Physio-Control International Corp. (a)                    9,000            237
PMR Corp. (a)                                             9,600             96
Protocol Systems, Inc. (a)                               12,000            104
Quintiles Transnational Corp. (a)                        28,500          1,400
Renal Care Group, Inc. (a)                               38,600          1,701
Res-Care, Inc. (a)                                        9,000            165
Respironics, Inc. (a)                                    36,000            554
Rexall Sundown, Inc. (a)                                 38,300          1,364
Sola International, Inc. (a)                             48,000          1,569
STAAR Surgical Co. New (a)                               13,000            201
Steris Corp. (a)                                         13,600            863
Sun Healthcare Group, Inc. (a)                           18,000            263
Theragenics Corp. (a)                                    19,700            512
Thermo BioAnalysis Corp. (a)                             25,000            453
Total Renal Care Holdings, Inc. (a)                      55,600          1,918
Trigon Healthcare, Inc. (a)                              24,700            894
Twinlab Corp. New (a)                                    28,400          1,241
U.S. Vision, Inc. New (a)                                12,000            144
UroCor, Inc. (a)                                         18,000            124
Urologix, Inc. (a)                                       14,000            119
Weider Nutrition International, Inc.
  Class A                                                 9,500            162
                                                                    ----------

                                                                        35,567
                                                                    ----------

INTEGRATED OILS - 0.9%
Cross Timbers Oil Co.                                    89,925          1,714
Equitable Resources, Inc.                                11,700            357
Giant Industries, Inc.                                   38,900            676
Houston Exploration Co. (The) (a)                         5,700            131
Murphy Oil Corp.                                         14,000            710
Sun Co., Inc.                                            26,100          1,013
Tesoro Petroleum Corp. (a)                               12,300            195
                                                                    ----------

                                                                         4,796
                                                                    ----------

MATERIALS AND PROCESSING - 8.6%
ACX Technologies, Inc. (a)                                1,100             24
Advanced Energy Industries, Inc. (a)                     12,200            142
Agrium, Inc.                                             76,500            966
AK Steel Holding Corp.                                   23,100            413
Albany International Corp. Class A                        6,100            146
Albemarle Corp.                                          12,300            271
American Buildings Co. New (a)                            5,000            146
Applied Extrusion Technologies, Inc. (a)                 18,000            128
AptarGroup, Inc.                                         26,800          1,667
Atchison Casting Corp. (a)                                6,000            107
Ball Corp.                                                7,600            305
Banta Corp.                                              26,400            804
Bethlehem Steel Corp. (a)                                38,400            478
Bowater, Inc.                                            12,200            576
Brush Wellman, Inc.                                         300              6
Building Materials Holding Corp. (a)                     12,000            164
Burlington Industries, Inc. (a)                          18,900            266
BWay Corp. (a)                                            7,000            151
CalMat Co.                                                6,900            152
Cambrex Corp.                                             5,500            144
Carbide/Graphite Group, Inc. (The) (a)                    4,000            111
Centex Construction Products, Inc.                       42,400          1,632
Centex Corp.                                             49,900          1,884
Channell Commercial Corp. (a)                             8,000             85
Chemed Corp.                                              3,500            119
Chesapeake Corp.                                          8,500            331
Citation Corp. (a)                                        9,000            179
Cleveland-Cliffs, Inc.                                    6,800            365
Comfort Systems USA, Inc. (a)                            38,450            899


18  Equity II Fund

EQUITY II FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Commercial Metals Co.                                     2,900     $       89
Consolidated Papers, Inc.                                24,000            654
Correctional Properties Trust New (a)                     2,500             51
Crompton & Knowles Corp.                                 34,650            873
Culp, Inc.                                                1,600             18
CUNO, Inc. (a)                                            6,000            130
Cyprus Amax Minerals Co.                                 27,900            370
Dayton Superior Corp. Class A (a)                         4,400             79
Dexter Corp.                                             10,900            347
Easco, Inc.                                              11,000            111
Engle Homes, Inc.                                         8,300            127
Ennis Business Forms, Inc.                               47,450            552
Finish Line (The), Inc. Class A (a)                      36,800          1,030
Giant Cement Holding, Inc. (a)                            4,000            114
Goodrich (B.F.) Co.                                      22,500          1,117
Granite Construction, Inc.                                4,100            126
Guilford Mills, Inc.                                      7,400            148
Hughes Supply, Inc.                                      28,200          1,033
IMCO Recycling, Inc.                                      9,000            167
International Specialty Products (a)                      7,000            130
Kaydon Corp.                                             16,800            593
Lafarge Corp.                                            13,900            546
Lesco, Inc.                                               8,000            148
Lone Star Industries, Inc.                               25,500          1,965
LTV Corp.                                                36,600            350
Millennium Chemicals, Inc.                               33,300          1,128
Minerals Technologies, Inc.                              26,800          1,363
Mohawk Industries, Inc. (a)                              18,000            570
NCI Building Systems, Inc. (a)                           26,800          1,544
NN Ball & Roller, Inc.                                    8,000             95
Northland Cranberries, Inc. Class A                       7,000            108
Olin Corp.                                               21,700            905
OM Group                                                 17,500            722
P.H. Glatfelter Co.                                       5,100             81
Pan Pacific Retail Properties, Inc.                       7,000            136
Penford Corp.                                             4,000            120
Plum Creek Timber Co. L.P.                               29,000            872
Potlatch Corp.                                           11,500            483
Quaker Fabric Corp. New (a)                               9,000            129
Quanex Corp.                                              4,700            142
Rayonier, Inc.                                           11,800            543
Reliance Steel & Aluminum Co.                             1,900             73
RMI Titanium Co. (a)                                      4,500            102
Rock of Ages Corp. Class A (a)                            8,000            124
RPM, Inc. (Ohio)                                         20,600            350
Schulman (A.), Inc.                                       2,750             53
Scotts Co. (The) Class A (a)                              7,600            283
SIFCO Industries                                         55,900          1,181
Southdown, Inc.                                          20,000          1,428
SPS Technologies, Inc. (a)                                2,400            140
St. Joe Corp.                                            41,200          1,128
Stone & Webster, Inc.                                     3,000            119
Synalloy Corp.                                            7,000             94
Texas Industries, Inc.                                   62,500          3,313
Thomas Industries, Inc.                                     700             17
Timken Co.                                               21,100            650
TJ International, Inc.                                   19,100            573
Tractor Supply Co. (a)                                    6,000            149
Universal Stainless &
  Alloy Products, Inc. (a)                                9,000             82
USG Corp.                                                42,400          2,295
USX-U.S. Steel Group                                     31,100          1,026
Valley National Gases, Inc. (a)                          12,000            132
Webb (Del E.) Corp.                                      46,200          1,198
Wellman, Inc.                                            18,200            413
Wellsford Real Properties, Inc.                          10,000            141
Wolverine Tube, Inc. (a)                                  4,000            152
Zero Corp.                                                5,000            142
                                                                    ----------

                                                                        47,828
                                                                    ----------

MISCELLANEOUS - 1.0%
BEC Energy (a)                                           15,600            647
ChoicePoint, Inc. (a)                                    14,000            709
Griffon Corp. (a)                                        79,500          1,019
Kaynar Technologies, Inc. (a)                             5,000            114
LNR Property Corp.                                       50,000          1,281
MAXIMUS, Inc. (a)                                        47,500          1,366
Pameco Corp. (a)                                          7,000            140
Stolt Comex Seaway, S. A. -
  ADR Class A (a)                                        12,700            219
                                                                    ----------

                                                                         5,495
                                                                    ----------

OTHER ENERGY - 4.3%
Atwood Oceanics, Inc. (a)                                14,200            565
Bayard Drilling Technologies, Inc. (a)                   15,000            122
BJ Services Co. (a)                                      35,000          1,017
Chesapeake Energy Corp.                                  19,500             78
Coho Energy, Inc. (a)                                    13,181             89
Costilla Energy, Inc. (a)                                10,000             87
Dailey International Inc. (a)                            17,800            107
Eastern Enterprises, Inc.                                 8,100            347
Evergreen Resources, Inc. (a)                             8,000            150
Global Industries, Inc. (a)                              39,350            662
HS Resources, Inc. (a)                                    4,800             70


                                                              Equity II Fund  19

EQUITY II FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Input/Output, Inc. (a)                                   40,800     $      727
Mallon Resources Corp. New (a)                           20,000            237
Marine Drilling Co, Inc. (a)                             38,300            610
MarketSpan Corp. (a)                                     44,988          1,347
Mitcham Industries, Inc. (a)                             15,000            173
Noble Drilling Corp. (a)                                 34,000            818
OMNI Energy Services Corp. New (a)                       15,400            208
ONEOK, Inc. New                                          14,200            566
Pool Energy Services Co. (a)                             64,600            953
Rowan Cos., Inc. (a)                                     40,400            785
Santa Fe International Corp.                             31,800            962
Seacor Holdings, Inc. (a)                                36,300          2,226
Sempra Energy (a)                                        21,400            594
Stolt Comex Seaway SA (a)                                30,650            590
Supreme Industries, Inc. Class A (a)                     12,363            151
Transocean Offshore, Inc.                                24,000          1,068
Tuboscope Vetco International Corp. (a)                  17,000            336
Ultramar Diamond Shamrock Corp.                          32,300          1,019
Unit Corp. (a)                                           18,000            109
Valero Energy Corp.                                       8,600            286
Varco International, Inc. (a)                            93,850          1,859
Veritas DGC, Inc. (a)                                    54,200          2,707
Vintage Petroleum, Inc.                                  62,650          1,183
Willbros Group, Inc. (a)                                  6,000             94
Wiser Oil Co.                                            85,200            943
                                                                    ----------

                                                                        23,845
                                                                    ----------

PRODUCER DURABLES - 6.8%
AFC Cable Systems, Inc. (a)                               7,200            256
Ag-Chem Equipment Co., Inc. (a)                          10,000            221
AgriBiotech, Inc. New (a)                                11,900            329
Allied Waste Industries, Inc. (a)                        35,150            841
AMETEK, Inc.                                              4,400            129
ANTEC Corp. (a)                                           4,000             93
Bell Industries (a)                                      68,129            775
C&D Technologies, Inc.                                    2,400            139
Cascade Corp.                                             6,300            115
CFM Technologies, Inc. (a)                                8,000            115
Champion Enterprises, Inc. (a)                           47,700          1,401
Chart Industries, Inc.                                   39,700            948
Cincinnati Milacron, Inc.                                10,700            260
Cohu, Inc.                                               32,400            788
Columbus McKinnon Corp.                                  39,000          1,033
Commercial Intertech Corp.                                2,900             53
D.R. Horton, Inc.                                        59,300          1,238
Daniel Industries, Inc.                                   4,200             80
DeCrane Aircraft Holdings, Inc. (a)                       5,700             97
Detroit Diesel Corp. (a)                                  3,600             78
EG&G, Inc.                                               15,700            471
FARO Technologies, Inc. (a)                              10,000            106
Farr Co. (a)                                             13,500            159
FLIR Systems, Inc. (a)                                    6,000            103
Flow International Corp. (a)                             10,000            115
Franklin Electric Co., Inc.                               1,900            127
Gemstar International Group, Ltd. (a)                    45,250          1,686
GenCorp, Inc.                                               500             13
General Cable Corp.                                      22,650            654
Gleason Corp.                                             4,500            127
Graco, Inc.                                               4,000            139
Gradall Industries, Inc. (a)                             10,000            145
Helix Technology Corp.                                    8,000            120
Holophane Corp. (a)                                       6,000            151
Innovative Valve Technologies, Inc. (a)                  20,000            145
JLK Direct Distribution, Inc. Class A (a)                 1,600             35
Kaman Corp. Class A                                       5,900            112
Kaufman & Broad Home Corp.                               10,500            333
Kellstrom Industries, Inc. (a)                           22,450            657
Kennametal, Inc.                                         11,600            484
KLA Instruments Corp. (a)                                25,500            706
Knoll, Inc. (a)                                          16,700            493
Lennar Corp.                                             81,600          2,407
Lexmark International Group, Inc. Class A (a)            28,600          1,745
Litton Industries, Inc. (a)                              17,900          1,056
Middleby Corp. (The) (a)                                 21,600            130
Molex, Inc. Class A                                      25,100            587
NACCO Industries, Inc. Class A                            3,600            465
National-Oilwell, Inc. (a)                               45,600          1,223
Newmark Homes Corp. (a)                                  15,000            150
Novellus Systems, Inc. (a)                               15,000            535
NVR, Inc. (a)                                             3,100            127
OYO Geospace Corp. (a)                                    8,000            216
Perceptron, Inc. (a)                                      4,300             51
Pittway Corp. Class A                                    19,561          1,445
Powell Industries, Inc. (a)                               8,000             97
Pulte Corp.                                              19,200            574
Ryland Group, Inc.                                       27,100            711
Scotman Industries, Inc.                                  2,300             64
Snap-On Tools Corp.                                       5,600            203
Standard Pacific Corp.                                   74,600          1,539
Starrett (L.S.) Co. Class A                              24,500            968
STM Wireless, Inc. Class A (a)                           12,000            109
Superior TeleCom, Inc.                                    5,600            233
TB Wood's Corporation                                     8,000            168
Tecumseh Products Co. Class A                             3,700            195


20  Equity II Fund

EQUITY II FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Teradyne, Inc. (a)                                       30,800     $      824
Terex Corp. (a)                                          55,600          1,585
Thomas & Betts Corp.                                     11,400            560
Toll Brothers, Inc. (a)                                  36,100          1,036
TransTechnology Corp.                                     4,300            110
TriStar Aerospace Co. (a)                                55,000            852
U.S. Home Corp. (a)                                       5,400            223
Uniphase Corp. (a)                                       26,300          1,650
Worldtex, Inc. (a)                                       15,000             87
                                                                    ----------

                                                                        37,995
                                                                    ----------

TECHNOLOGY - 12.6%
ADC Telecommunications, Inc. (a)                         12,000            438
Allen Telecom, Inc. (a)                                  13,000            151
American Xtal Technology, Inc. (a)                        4,500             65
Anixter International, Inc. (a)                          23,500            448
Aspen Technology, Inc. (a)                               40,000          2,020
Autodesk, Inc.                                           27,200          1,046
Avid Technology, Inc. (a)                                36,400          1,217
Avnet, Inc.                                              20,900          1,143
Bel Fuse, Inc. (a)                                        4,000             89
Berg Electronics Corp. (a)                               42,000            822
Boole & Babbage, Inc. (a)                                 5,250            125
BTG, Inc. (a)                                            10,000             90
Business Objects SA - ADR (a)                            28,400            479
Cable Design Technologies Corp. (a)                      63,500          1,310
CACI International, Inc. Class A (a)                      7,000            147
Cambridge Technology Partners, Inc. (a)                  44,000          2,403
CBT Group Public, Ltd. - ADR (a)                         47,550          2,544
Celeritek, Inc. (a)                                      20,200            125
CFI ProServices, Inc. (a)                                10,000            170
CHS Electronics, Inc. (a)                                46,300            822
Ciber, Inc. (a)                                          82,500          3,135
Citrix Systems, Inc. (a)                                 23,500          1,607
Comarco, Inc. (a)                                         5,000            105
Compuware Corp. (a)                                      77,850          3,975
Cotelligent Group, Inc. (a)                               5,000            117
Diamond Multimedia Systems, Inc. (a)                      1,400             10
Digi International, Inc. (a)                             55,900          1,128
DSP Communications, Inc. (a)                             65,900            906
Electronics For Imaging, Inc. (a)                        18,800            396
Esterline Corp. (a)                                      11,600            242
Exar Corp. (a)                                            8,000            167
Fairchild Corp. (The) Class A (a)                         6,500            131
FORE Systems (a)                                         31,200            825
Harmon Industries, Inc.                                   7,500            178
HNC Software, Inc. (a)                                   45,000          1,837
Hyperion Software Corp. (a)                              33,450            953
IDX Systems Corp. (a)                                    60,400          2,786
Industri-Matematik International Corp. (a)                4,800             52
Information Management Resources, Inc. (a)               55,200          1,866
Integrated Circuit Systems, Inc. (a)                      5,000             83
Integrated Silicon Solution, Inc. (a)                   106,000            735
Intersolv, Inc. (a)                                       1,300             21
Keane, Inc. (a)                                          24,150          1,352
Kronos, Inc. (a)                                          5,300            194
Lernout & Hauspie Speech Products NV (a)                 10,000            596
LSI Logic Corp. (a)                                      52,000          1,199
Macromedia, Inc. (a)                                     39,700            742
Manhattan Associates, Inc. (a)                           20,000            415
Mercury Interactive Corp. (a)                            39,200          1,744
MicroStrategy, Inc. (a)                                  12,800            362
Network Associates, Inc. (a)                             27,975          1,338
Open Market, Inc. (a)                                    50,000            937
Optek Technology, Inc. (a)                                7,000            130
ORBIT/FR, Inc. (a)                                        9,000             60
OSI Systems, Inc. New (a)                                13,000            129
Par Technology Corp. (a)                                 15,000             91
PeopleSoft, Inc. (a)                                     30,500          1,432
Pericom Semiconductor Corp. New (a)                      14,000             94
Photronics, Inc. (a)                                      4,000             88
PMC - Sierra, Inc. (a)                                   30,400          1,421
PSINET, Inc. (a)                                         50,000            644
QuadraMed Corp. New (a)                                  98,550          2,692
Safeguard Scientifics, Inc. (a)                          21,300            888
Sandisk Corp. (a)                                         3,000             41
ScanSource, Inc. (a)                                      6,000            115
SeaChange International, Inc. (a)                        18,000            222
Seagate Technology (a)                                   17,500            417
SpecTran Corp. (a)                                       12,000             95
Sterling Software, Inc. (a)                              44,800          1,324
Storage Technology Corp. (a)                             47,200          2,047
Symantec Corp. (a)                                       49,500          1,287
Systems & Computer Technology Corp. (a)                  23,500            632
Tech-Sym Corp. (a)                                       35,200            979
Tekelec, Inc. (a)                                        14,500            649
Tellabs, Inc. (a)                                        14,500          1,038
Transaction Systems Architects, Inc. Class A (a)         40,000          1,540
USCS International, Inc. (a)                             30,000            621


                                                              Equity II Fund  21

EQUITY II FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

Verilink Corp. (a)                                       18,000     $      144
Veritas Software Corp. (a)                               55,564          2,295
Vitesse Semiconductor Corp. (a)                          50,100          1,547
World Access, Inc. (a)                                    1,000             30
Xylan Corp. (a)                                          50,150          1,492
                                                                    ----------

                                                                        69,972
                                                                    ----------

UTILITIES - 5.5%
AGL Resources, Inc.                                      12,500            248
Aquarion Co.                                              1,000             34
Atmos Energy Corp.                                        4,100            125
California Water Service Group                            1,800             45
Centennial Cellular Corp. Class A (a)                    42,500          1,586
Central Hudson Gas & Electric Corp.                       5,500            252
Central Maine Power Co.                                  74,800          1,459
Century Telephone Enterprises, Inc.                      23,300          1,069
CILCORP, Inc.                                             1,500             72
Citizens Utilities Co. Class B (a)                       63,463            611
Cleco Corp.                                               4,600            137
Colonial Gas Co.                                            800             23
Commonwealth Energy System                                3,600            136
Conectiv, Inc.                                           22,600            463
Connecticut Energy Corp.                                  1,700             47
CoreComm, Inc. (a)                                       59,000          1,534
DPL, Inc.                                                35,400            642
E'town Corp.                                                300             11
Eastern Utilities Associates                             10,900            286
Energen Corp.                                             6,200            125
Energy East Corp. (a)                                    23,400            974
Florida Progress Corp.                                   27,100          1,114
General Communication, Inc. Class A (a)                  16,000             95
Hawaiian Electric Industries, Inc.                        6,900            274
Idaho Power Co.                                           7,000            242
Interstate Energy Corp.                                  17,400            566
IXC Communications, Inc. (a)                             28,200          1,361
Jones Intercable, Inc. Class A (a)                       60,900          1,523
K N Energy, Inc.                                         14,900            807
MCN Corp.                                                33,900            843
MDU Resources Group, Inc.                                 6,300            225
Metrocall, Inc. (a)                                      24,000            146
MidAmerican Energy Holdings Co.                          18,000            389
Minnesota Power & Light Co.                               7,800            310
Montana Power Co.                                        27,600            959
National Fuel & Gas Co.                                   9,500            414
Nevada Power Co.                                         19,800            510
New Century Energies, Inc.                               23,700          1,077
New England Electric System                              20,100            869
New Jersey Resources Corp.                                2,600             93
NICOR, Inc.                                              10,000            401
NUI Corp.                                                 3,100             79
Piedmont Natural Gas Co., Inc.                            4,005            135
Pinnacle West Capital Corp.                               2,600            117
Public Service Co. of New Mexico                         20,600            467
Puget Sound Power & Light Co.                            27,300            732
Rochester Gas & Electric Corp.                           16,600            530
SCANA Corp.                                              21,200            632
SIG Corp., Inc.                                           2,500             80
Southwest Gas Corp.                                      16,400            401
St. Joseph Light & Power Co.                              7,000            130
TNP Enterprises, Inc.                                     7,900            244
UGI Corp.                                                 6,800            169
United Illuminating Co.                                   5,800            294
United States Cellular Corp. (a)                         38,000          1,168
UtiliCorp United, Inc.                                   20,600            776
Washington Gas & Light Co.                               10,600            284
Washington Water Power Co.                                9,300            209
Western Resources, Inc.                                  23,200            900
WICOR, Inc.                                               7,600            176
Wisconsin Energy Corp.                                   25,500            775
WPS Resources Corp.                                       5,400            177
                                                                    ----------

                                                                        30,572
                                                                    ----------

TOTAL COMMON STOCKS
(cost $409,278)                                                        528,883
                                                                    ----------

PREFERRED STOCKS - 0.2%
Callon Petroleum Co. Series A (conv.)                     2,000             66
Finova Finance Trust                                     13,000          1,021
Golden Books Financial Trust (conv.) (a)                  2,500             59
                                                                    ----------

TOTAL PREFERRED STOCKS
(cost $848)                                                              1,146
                                                                    ----------

                                                      PRINCIPAL
                                                       AMOUNT
                                                       (000)
                                                     ----------
LONG-TERM INVESTMENTS - 0.2%
American Residential
  Services, Inc. (conv.)
     7.250% due 04/15/04                             $      200            142
Aviron (conv.)
     5.750% due 04/01/05                                    320            352


22  Equity II Fund

EQUITY II FUND

June 30, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
Getty Images, Inc. (conv.)
     4.750% due 06/01/03                             $      700     $      663
Titan Corp. (conv.)
     8.250% due 11/01/03                                     45             82
                                                                    ----------

TOTAL LONG-TERM INVESTMENTS
(cost $1,233)                                                            1,239
                                                                    ----------

SHORT-TERM INVESTMENTS - 4.6%
Frank Russell Investment Company
  Money Market Fund,
  due on demand (b)                                      23,998         23,998
United States Treasury Notes (b)(c)
  5.250% due 07/31/98                                     1,550          1,550
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $25,548)                                                          25,548
                                                                    ----------

TOTAL INVESTMENTS - 100.0%
(identified cost $436,907)(d)                                          556,816

OTHER ASSETS AND LIABILITIES,
NET - 0.0%                                                                 233
                                                                    ----------

NET ASSETS - 100.0%                                                 $  557,049
                                                                    ----------
                                                                    ----------

(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d)  See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
PLC - Public Limited Company
REIT - Real Estate Investment Trust
NV - Nonvoting


                                                                    UNREALIZED
                                                        NUMBER     APPRECIATION
                                                          OF      (DEPRECIATION)
                                                       CONTRACTS       (000)
                                                      ----------   ------------
FUTURES CONTRACTS
(Notes 2 and 3)

S&P 400 Midcap Index Futures Contracts
  expiration date 09/98                                     104     $      150
S&P 500 Index Futures Contracts
  expiration date 09/98                                      32            300
                                                                    ----------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                                           $      450
                                                                    ----------
                                                                    ----------

(#)  At June 30, 1998, United States Treasury Notes valued at
     $1,550 were held as collateral in connection with futures contracts purchased by the Fund.



        The accompanying notes are an integral part of the financial statements.


                                                              Equity II Fund  23

EQUITY II FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998 (Unaudited)

                                                                                                                 Amounts in
                                                                                                              thousands (except
                                                                                                              per share amount)
ASSETS
Investments at market (identified cost $436,907)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .      $      556,816
Cash. . .. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 545
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 408
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               9,862
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 473
Short-term investments held as collateral for securities loaned, at market (Note 3). . . . . . . . . . .              44,629
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             612,733

LIABILITIES
Payables:
  Investments purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        8,953
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,545
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 363
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 110
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . .                  84
Payable upon return of securities loaned, at market (Note 3) . . . . . . . . . . . .              44,629
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              55,684
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      557,049
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          292
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              24,835
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             119,909
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 450
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 156
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             411,407
                                                                                                              --------------


NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      557,049
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($557,049,376 divided by 15,575,632 shares of $.01 par value
     shares of beneficial interest outstanding)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        35.76
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.


24  Equity II Fund

EQUITY II FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1998 (Unaudited)

                                                                                                            Amounts in thousands

INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,995
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 793
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  54
                                                                                                              --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,842

EXPENSES (Notes 2 and 4):
  Management fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,953
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 171
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 119
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  11
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  41
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  15
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,312
                                                                                                              --------------


Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 530
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              28,847
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,185              31,032
                                                                                          --------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              19,431
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 245              19,676
                                                                                          --------------      --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              50,708
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $       51,238
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.


                                                              Equity II Fund  25

EQUITY II FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                Amounts in thousands

                                                                                          FOR THE SIX
                                                                                          MONTHS ENDED        FOR THE YEAR
                                                                                         JUNE 30, 1998            ENDED
                                                                                          (UNAUDITED)       DECEMBER 31, 1997
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          530      $        1,520
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              31,032              61,756
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .              19,676              48,513
                                                                                          --------------      --------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .              51,238             111,789
                                                                                          --------------      --------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (468)             (1,485)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .              (8,471)            (65,718)
                                                                                          --------------      --------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .              (8,939)            (67,203)
                                                                                          --------------      --------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6). . . .              32,591              71,618
                                                                                          --------------      --------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .              74,890             116,204

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             482,159             365,955
                                                                                          --------------      --------------
  End of period (including undistributed net investment income of
  $292 and $230, respectively) . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      557,049      $      482,159
                                                                                          --------------      --------------
                                                                                          --------------      --------------


        The accompanying notes are an integral part of the financial statements.


26  Equity II Fund

EQUITY II FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.


                                                                                     YEAR ENDED DECEMBER 31,
                                                                        --------------------------------------------------------
                                                               1998*        1997       1996        1995        1994       1993
                                                            ----------  ----------  ----------  ---------- ---------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .  $    32.96  $    30.05  $    28.88  $    25.00 $    26.58 $    27.71
                                                            ----------  ----------  ----------  ---------- ---------- ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . .         .03         .11         .16         .27        .36        .32
  Net realized and unrealized gain (loss) on investments .        3.37        8.11        4.96        6.80       (.86)      3.97
                                                            ----------  ----------  ----------  ---------- ---------- ----------

     Total Income From Investment Operations . . . . . . .        3.40        8.22        5.12        7.07       (.50)      4.29
                                                            ----------  ----------  ----------  ---------- ---------- ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . .        (.03)       (.11)       (.16)       (.29)      (.31)      (.31)
  Net realized gain on investments . . . . . . . . . . . .        (.57)      (5.20)      (3.79)      (2.90)      (.21)     (4.72)
  In excess of net realized gain on investments. . . . . .          --          --          --          --       (.56)      (.39)
                                                            ----------  ----------  ----------  ---------- ---------- ----------

     Total Distributions . . . . . . . . . . . . . . . . .        (.60)      (5.31)      (3.95)      (3.19)     (1.08)     (5.42)
                                                            ----------  ----------  ----------  ---------- ---------- ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .  $    35.76  $    32.96  $    30.05  $    28.88 $    25.00 $    26.58
                                                            ----------  ----------  ----------  ---------- ---------- ----------
                                                            ----------  ----------  ----------  ---------- ---------- ----------

TOTAL RETURN (%)(a)(c) . . . . . . . . . . . . . . . . . .       10.42       28.66       18.51       28.67      (2.60)     16.70

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . .     557,049     482,159     365,955     279,566    202,977    171,421

  Ratios to average net assets (%)(b)(c):
     Operating expenses. . . . . . . . . . . . . . . . . .         .88         .92         .95         .83        .23        .34
     Net investment income . . . . . . . . . . . . . . . .         .20         .35         .52         .97       1.46       1.14

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . .       91.95      103.00      120.78       89.31      58.04      87.25


*    For the six months ended June 30, 1998 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1998 are annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See Note 4.


                                                              Equity II Fund  27

EQUITY III FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
COMMON STOCKS - 97.7%
AUTO AND TRANSPORTATION - 6.0%
Airborne Freight Corp.                                   28,100     $      982
AMR Corp. (a)                                            29,300          2,439
Chrysler Corp.                                           56,700          3,197
CSX Corp.                                                11,200            510
Delta Air Lines, Inc.                                    12,200          1,577
Ford Motor Co.                                           57,900          3,416
General Motors Corp.                                      9,700            648
Navistar International Corp. (a)                         23,600            681
Trinity Industries, Inc.                                 14,900            618
UAL Corp. (a)                                            14,800          1,154
Union Pacific Corp.                                       5,700            252
                                                                    ----------

                                                                        15,474
                                                                    ----------

CONSUMER DISCRETIONARY - 10.4%
Carnival Corp. Class A                                   40,400          1,601
De Beers Consolidated Mines, Ltd. - ADR                  29,800            518
Deluxe Corp.                                             15,800            566
Eastman Kodak Co.                                        19,493          1,424
Federated Department Stores, Inc. (a)                    36,004          1,937
Fortune Brands, Inc.                                     22,000            846
Harrah's Entertainment, Inc. (a)                          4,700            109
Hasbro, Inc.                                             25,000            983
JC Penney & Co., Inc.                                    24,500          1,772
King World Productions, Inc. (a)                         27,500            701
Kmart Corp. (a)                                          36,400            701
Limited, Inc. (The)                                      11,400            377
MediaOne Group, Inc. (a)                                 63,200          2,777
Office Depot, Inc. (a)                                   26,300            830
Promus Hotel Corp. New (a)                                8,200            316
Sears Roebuck & Co.                                      34,700          2,119
Time Warner, Inc.                                        14,500          1,239
Toys "R" Us, Inc. (a)                                    46,900          1,105
Tribune Co.                                              23,300          1,603
Viacom, Inc. Class B (a)                                 47,400          2,761
Whirlpool Corp.                                          36,000          2,475
                                                                    ----------

                                                                        26,760
                                                                    ----------

CONSUMER STAPLES - 2.7%
Anheuser-Busch Cos., Inc.                                29,000          1,368
ConAgra, Inc.                                            43,100          1,366
IBP, Inc.                                                28,500            516
PepsiCo, Inc.                                            35,200          1,450
RJR Nabisco Holdings Corp.                               60,580          1,439
SuperValu, Inc.                                          10,200            453
UST Corp.                                                15,800            426
                                                                    ----------

                                                                         7,018
                                                                    ----------

FINANCIAL SERVICES - 29.7%
Ahmanson (H.F.) & Co.                                    20,800          1,477
Allstate Corp.                                           60,331          5,524
AMBAC Financial Group, Inc.                              27,700          1,620
American General Corp.                                   10,000            712
Associates First Capital Corp. Class A                   11,324            871
Banc One Corp.                                           54,800          3,059
Bank of New York Co., Inc.                               50,700          3,077
BankAmerica Corp.                                        26,400          2,282
Bankers Trust New York Corp.                             16,300          1,892
Camden Property Trust                                    11,080            330
Chase Manhattan Corp.                                    73,476          5,547
Chelsea GCA Realty, Inc.                                 10,000            400
CIGNA Corp.                                              10,900            752
CIT Group, Inc. (The) Class A                            26,700          1,001
Colonial Properties Trust                                15,200            471
Comdisco, Inc.                                           41,700            792
Countrywide Credit Industries, Inc.                      14,300            726
Dime Bancorp, Inc.                                       43,600          1,305
Dow Jones & Co., Inc.                                    18,800          1,048
Federal National Mortgage Association                    30,700          1,865
First American Corp.                                     27,400          1,319
First Chicago NBD Corp.                                  12,600          1,117
First Union Corp.                                        73,600          4,287
Fleet Financial Group, Inc.                              37,100          3,098
Hartford Financial Services Group, Inc. (The)            16,700          1,910
Kilroy Realty Corp.                                      16,700            417
MBIA, Inc.                                               28,600          2,141
Morgan Stanley, Dean Witter, Discover and Co.            50,100          4,578
National City Corp.                                      39,500          2,805
NationsBank Corp.                                        31,550          2,414
Norwest Corp.                                            80,500          3,009
PaineWebber Group, Inc.                                   2,600            111
PMI Group, Inc. (The)                                    14,400          1,057
PNC Bank Corp.                                           20,600          1,109
Prentiss Properties Trust                                13,700            333
Provident Companies, Inc.                                30,600          1,056
Public Storage, Inc.                                     33,000            924
Reliance Group Holdings, Inc.                            37,800            661
Reliastar Financial Corp.                                 7,200            346
Ryder System, Inc.                                       38,500          1,215
Spieker Properties, Inc.                                 28,900          1,120
TIG Holdings, Inc.                                       45,300          1,042
Transamerica Financial Corp.                              7,900            909
Travelers, Inc.                                          21,096          1,279
Union Planters Corp.                                     13,500            794
Washington Mutual, Inc.                                  57,450          2,491
                                                                    ----------

                                                                        76,293
                                                                    ----------


28  Equity III Fund

EQUITY III FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
HEALTH CARE - 4.1%
Aetna, Inc.                                              22,500     $    1,713
Baxter International, Inc.                               22,100          1,189
Bergen Brunswig Corp. Class A                            16,300            756
Bristol-Myers Squibb Co.                                 12,900          1,483
Columbia/HCA Healthcare Corp.                            72,700          2,117
Genzyme Corp. (a)                                        16,300            412
Schering-Plough Corp.                                    17,700          1,622
Tenet Healthcare Corp. (a)                               40,800          1,275
                                                                    ----------

                                                                        10,567
                                                                    ----------

INTEGRATED OILS - 9.2%
Amerada Hess Corp. NPV                                   24,100          1,309
Amoco Corp.                                              25,300          1,053
Ashland, Inc.                                            29,000          1,497
Atlantic Richfield Co.                                   26,300          2,055
Coastal Corp.                                            33,400          2,332
Equitable Resources, Inc.                                26,100            796
Exxon Corp.                                              48,400          3,452
Kerr-McGee Corp.                                         21,900          1,268
Mobil Corp.                                              13,500          1,034
Phillips Petroleum Co.                                   21,700          1,046
Sun Co., Inc.                                            14,000            543
Tenneco, Inc.                                            38,100          1,450
Texaco, Inc.                                             40,600          2,423
USX-Marathon Group                                       93,700          3,215
                                                                    ----------

                                                                        23,473
                                                                    ----------

MATERIALS AND PROCESSING - 6.4%
Aluminum Co. of America                                  18,900          1,246
Armstrong World Industries, Inc.                          7,400            498
Bowater, Inc.                                             9,900            468
Dow Chemical Co.                                          6,700            648
Eastman Chemical Co.                                     36,300          2,260
FMC Corp. (a)                                            11,800            805
Freeport McMoRan Copper & Gold, Inc. Class B             53,000            805
Great Lakes Chemical Corp.                               10,300            406
Harsco Corp.                                             20,300            930
IMC Global, Inc.                                         23,000            693
International Paper Co.                                  22,500            967
Lafarge Corp.                                            16,800            660
LTV Corp.                                                31,500            301
Lubrizol Corp.                                           20,100            608
Mead Corp.                                               41,200          1,308
Nucor Corp.                                              11,300            520
Olin Corp.                                                6,200            258
Reynolds Metals Co.                                      15,600            873
Sonoco Products Co.                                      11,000            333
Temple-Inland, Inc.                                      11,300            609
Timken Co.                                               21,000            647
Westvaco Corp.                                           18,400            520
                                                                    ----------

                                                                        16,363
                                                                    ----------

OTHER ENERGY - 2.2%
Apache Corp.                                             17,600            554
BJ Services Co. (a)                                      19,200            558
Global Marine, Inc. (a)                                  20,900            390
Helmerich & Payne, Inc.                                  14,100            314
Occidental Petroleum Corp.                               23,103            624
Santa Fe Energy Resources, Inc. (a)                      57,900            622
Transocean Offshore, Inc.                                10,600            472
Ultramar Diamond Shamrock Corp.                          42,700          1,348
Valero Energy Corp.                                      24,300            808
                                                                    ----------

                                                                         5,690
                                                                    ----------

PRODUCER DURABLES - 4.8%
AGCO Corp.                                               17,600            362
AMP, Inc.                                                17,900            615
Case Corp.                                               20,700            999
Caterpillar, Inc.                                        20,200          1,068
Deere & Co.                                               4,300            227
Diebold, Inc.                                             7,600            219
Foster Wheeler Corp.                                     26,800            575
General Electric Co.                                     17,100          1,556
Harnischfeger Industries, Inc.                           19,100            541
Hitachi, Ltd. ADR                                         4,700            303
Johnson Controls, Inc.                                   30,500          1,744
Matsushita Electric Industrial Co., Ltd. - ADR            3,200            514
Northrop Grumman Corp.                                   11,200          1,155
Tektronix, Inc.                                          11,700            414
Xerox Corp.                                              20,000          2,033
                                                                    ----------

                                                                        12,325
                                                                    ----------

TECHNOLOGY - 5.4%
COMPAQ Computer Corp.                                    38,100          1,081
Data General Corp. (a)                                   29,400            439
Electronic Data Systems Corp.                            46,667          1,867
Hewlett-Packard Co.                                      13,100            784
International Business Machines Corp.                    42,700          4,903
MEMC Electronic Materials, Inc. (a)                      14,400            149
National Semiconductor Corp. (a)                         15,500            205
Seagate Technology (a)                                   31,800            757
Storage Technology Corp. (a)                             37,400          1,622
Tandy Corp.                                              26,700          1,417
VLSI Technology, Inc. (a)                                37,600            630
                                                                    ----------

                                                                        13,854
                                                                    ----------


                                                             Equity III Fund  29

EQUITY III FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
UTILITIES - 16.8%
AT&T Corp.                                               85,300     $    4,873
Baltimore Gas & Electric Co.                             21,100            655
BCE, Inc.                                                29,006          1,238
Bell Atlantic Corp.                                     126,054          5,751
BellSouth Corp.                                           6,600            443
Columbia Gas System, Inc.                                12,550            698
Consolidated Edison, Inc.                                24,900          1,147
DTE Energy Co.                                           50,300          2,031
Edison International                                     26,800            792
Entergy Corp.                                            42,500          1,222
FPL Group, Inc.                                          14,700            926
GPU, Inc.                                                39,600          1,497
GTE Corp.                                                68,773          3,826
Illinova Corp.                                           22,300            669
Niagara Mohawk Power Corp. (a)                           44,200            660
PacifiCorp.                                              90,000          2,036
Peco Energy Co.                                          25,500            744
PG&E Corp.                                               90,859          2,868
Public Service Enterprise Group, Inc.                    13,500            465
SBC Communications, Inc.                                127,700          5,108
Southern Co.                                             18,300            507
Texas Utilities Co.                                      34,400          1,432
U S West, Inc. (a)                                       23,801          1,119
WorldCom, Inc. (a)                                       50,600          2,445
                                                                    ----------

                                                                        43,152
                                                                    ----------

TOTAL COMMON STOCKS
(cost $208,680)                                                        250,969
                                                                    ----------

                                                      PRINCIPAL
                                                       AMOUNT
                                                       (000)
                                                     ----------
SHORT-TERM INVESTMENTS - 2.3%
Frank Russell Investment Company
  Money Market Fund,
  due on demand (b)                                  $    4,853     $    4,853
United States Treasury Notes (b)(c)
  5.250% due 07/31/98                                     1,000          1,000
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $5,853)                                                            5,853
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $214,533)(d) - 100.0%                                 256,822

OTHER ASSETS AND LIABILITIES,
NET - 0.0%                                                                  92
                                                                    ----------

NET ASSETS - 100.0%                                                 $  256,914
                                                                    ----------
                                                                    ----------

(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d)  See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
NPV - No Par Value


        The accompanying notes are an integral part of the financial statements.


30  Equity III Fund

EQUITY III FUND

June 30, 1998 (Unaudited)

                                                                    UNREALIZED
                                                        NUMBER     APPRECIATION
                                                          OF      (DEPRECIATION)
                                                       CONTRACTS       (000)
                                                      ----------   ------------
FUTURES CONTRACTS
(Notes 2 and 3)

S&P 500 Index Futures Contracts
  expiration date 09/98                                       8     $       26
S&P Barra Value Futures Contracts
  expiration date 09/98                                      22             19
                                                                    ----------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                                           $       45
                                                                    ----------
                                                                    ----------

(#)  At June 30, 1998, United States Treasury Notes valued at
     $1,000 were held as collateral in connection with futures contracts purchased by the Fund.


        The accompanying notes are an integral part of the financial statements.

                                                             Equity III Fund  31

EQUITY III FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998 (Unaudited)


                                                                                                                 Amounts in
                                                                                                              thousands (except
                                                                                                              per share amount)
ASSETS
Investments at market (identified cost $214,533)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .      $      256,822
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 504
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,514
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 185
Short-term investments held as collateral for securities loaned, at market (Note 3). . . . . . . . . . .               7,538
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             266,563

LIABILITIES
Payables:
  Investments purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,720
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 152
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 142
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  67
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . .                  30
Payable upon return of securities loaned, at market (Note 3) . . . . . . . . . . . .               7,538
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               9,649
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      256,914
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          864
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              17,825
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              42,289
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  45
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  80
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             195,811
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      256,914
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($256,913,610 divided by 8,015,025 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        32.05
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.


32  Equity III Fund

EQUITY III FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1998 (Unaudited)

                                                                                                                 Amounts in
                                                                                                                  thousands
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        2,586
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 155
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  26
                                                                                                              --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,767

EXPENSES (Notes 2 and 4):
  Management fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          762
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  73
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  60
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  11
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  21
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   9
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 937
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,830
                                                                                                              --------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              24,339
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 733              25,072
                                                                                          --------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,597
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (11)              1,586
                                                                                          --------------      --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              26,658
                                                                                                              --------------


Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $       28,488
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.


                                                             Equity III Fund  33

EQUITY III FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                Amounts in thousands

                                                                                          FOR THE SIX
                                                                                          MONTHS ENDED         FOR THE YEAR
                                                                                         JUNE 30, 1998            ENDED
                                                                                          (UNAUDITED)       DECEMBER 31, 1997
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,830      $        4,089
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              25,072              52,299
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .               1,586               8,826
                                                                                          --------------      --------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .              28,488              65,214
                                                                                          --------------      --------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (966)             (4,089)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . . . .                  --                 (43)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .              (8,655)            (58,222)
                                                                                          --------------      --------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .              (9,621)            (62,354)
                                                                                          --------------      --------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6)  . . .              (4,065)             17,474
                                                                                          --------------      --------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .              14,802              20,334

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             242,112             221,778
                                                                                          --------------      --------------
  End of period (including undistributed net investment income of $864 at
  June 30, 1998) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      256,914      $      242,112
                                                                                          --------------      --------------
                                                                                          --------------      --------------


        The accompanying notes are an integral part of the financial statements.


34  Equity III Fund

EQUITY III FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                                     YEAR ENDED DECEMBER 31,
                                                                         --------------------------------------------------------
                                                               1998*        1997       1996        1995        1994       1993
                                                             ----------  ----------  ----------  ---------- ---------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .   $    29.80  $    29.68  $    29.11  $    24.18 $    27.05 $    26.75
                                                             ----------  ----------  ----------  ---------- ---------- ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . .          .22         .60         .70         .82        .93        .89
  Net realized and unrealized gain (loss) on investments .         3.21        8.69        5.10        7.73       (.85)      2.99
                                                             ----------  ----------  ----------  ---------- ---------- ----------

     Total Income From Investment Operations . . . . . . .         3.43        9.29        5.80        8.55        .08       3.88
                                                             ----------  ----------  ----------  ---------- ---------- ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . .         (.12)       (.60)       (.71)       (.83)      (.91)      (.90)
  In excess of net investment income . . . . . . . . . . .           --        (.01)         --          --         --         --
  Net realized gain on investments . . . . . . . . . . . .        (1.06)      (8.56)      (4.52)      (2.79)     (1.94)     (2.68)
  In excess of net realized gain on investments. . . . . .           --          --          --          --       (.10)        --
                                                             ----------  ----------  ----------  ---------- ---------- ----------

     Total Distributions . . . . . . . . . . . . . . . . .        (1.18)      (9.17)      (5.23)      (3.62)     (2.95)     (3.58)
                                                             ----------  ----------  ----------  ---------- ---------- ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .   $    32.05  $    29.80  $    29.68  $    29.11 $    24.18 $    27.05
                                                             ----------  ----------  ----------  ---------- ---------- ----------
                                                             ----------  ----------  ----------  ---------- ---------- ----------

TOTAL RETURN (%)(a)(c) . . . . . . . . . . . . . . . . . .        11.73       33.13       20.90       35.96       1.16      14.95

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . .      256,914     242,112     221,778     222,541    177,807    181,630

  Ratios to average net assets (%)(b)(c):
     Operating expenses. . . . . . . . . . . . . . . . . .          .74         .78         .79         .65        .17        .16
     Net investment income . . . . . . . . . . . . . . . .         1.44        1.77        2.23        2.90       3.39       3.09

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . .       116.66      128.86      100.78      103.40      85.92      76.77


*    For the six months ended June 30, 1998 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1998 are annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See Note 4.


                                                             Equity III Fund  35

EQUITY Q FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
COMMON STOCKS - 98.9%
AUTO AND TRANSPORTATION - 3.8%
AirTran Holdings, Inc. (a)                                7,600     $       57
AMR Corp. (a)                                            94,300          7,850
Bandag, Inc.                                              5,800            226
Burlington Northern, Inc.                                 7,500            736
Chrysler Corp.                                           66,700          3,760
CNF Transportation, Inc.                                  4,000            170
Consolidated Freightways Corp. (a)                        1,300             18
Cooper Tire & Rubber Co.                                 13,600            281
CSX Corp.                                                19,300            878
Dana Corp.                                               29,400          1,573
Eaton Corp.                                              28,900          2,247
Echlin, Inc.                                             32,600          1,599
Exide Corp.                                               1,900             32
FDX Corp. (a)                                             2,200            138
Ford Motor Co.                                          142,700          8,419
General Motors Corp.                                     63,800          4,263
Genuine Parts Co.                                        19,900            688
Goodyear Tire & Rubber Co.                               18,200          1,173
Hertz Corp. Class A                                      15,100            669
Kansas City Southern Industries, Inc.                    90,300          4,481
Lear Corp. (a)                                           15,100            775
Meritor Automotive, Inc.                                  2,800             67
Modine Manufacturing Co.                                  3,200            111
Navistar International Corp. (a)                         58,900          1,701
Norfolk Southern Corp.                                   33,800          1,008
Offshore Logistics, Inc. (a)                              3,000             53
PACCAR, Inc.                                              4,400            229
Southwest Airlines Co.                                      600             18
Union Pacific Corp.                                      22,100            975
Wisconsin Central Transportation Corp. (a)                3,500             77
                                                                    ----------

                                                                        44,272
                                                                    ----------

CONSUMER DISCRETIONARY - 11.0%
ACNielsen Corp. (a)                                      13,400            338
AnnTaylor Stores Corp. (a)                               21,400            453
AutoZone Inc. (a)                                        26,500            846
Avon Products, Inc.                                       2,700            209
Belo (A.H.) Corp. Class A                                 5,200            127
Best Buy Co. (a)                                         19,300            697
BHC Communications, Inc. Class A                          2,000            281
Black & Decker Corp.                                      6,600            403
Buffets, Inc. (a)                                        15,000            235
Burlington Coat Factory Warehouse Corp.                  20,700            466
Chris Craft Industries, Inc. (a)                            745             41
Circuit City Stores, Inc.                                17,300            811
Circus Circus Enterprises, Inc. (a)                      15,500            263
Corporate Express, Inc. (a)                              18,300            231
Darden Restaurants, Inc.                                 51,600            819
Dayton Hudson Corp.                                     317,300         15,389
Deluxe Corp.                                             17,400            623
Department 56, Inc. (a)                                  18,900            671
Dillard's, Inc. Class A                                  16,500            684
Disney (Walt) Co.                                        59,600          6,262
Donnelley (R.R.) & Sons Co.                              11,500            526
Eastman Kodak Co.                                        26,500          1,936
EKCO Group, Inc. (a)                                      4,100             32
Enesco Group, Inc.                                       12,000            369
Extended Stay America, Inc. (a)                          13,300            150
Federated Department Stores, Inc. (a)                    37,400          2,013
Fingerhut Cos., Inc.                                     27,400            904
Fortune Brands, Inc.                                      7,600            292
Fruit of the Loom, Inc. Class A (a)                      99,900          3,315
Furniture Brands International, Inc. (a)                  9,000            253
Gannett Co., Inc.                                        79,800          5,671
General Nutrition Companies, Inc. (a)                    14,500            451
Genesco, Inc. (a)                                         4,500             73
Hasbro, Inc.                                             29,900          1,175
Home Depot, Inc. (The)                                  125,950         10,462
Host Marriott Corp. (a)                                  68,300          1,217
Huffy Corp.                                              10,500            190
International Game Technology                            19,100            463
JC Penney & Co., Inc.                                       300             22
Kmart Corp. (a)                                         295,500          5,688
Knight-Ridder, Inc.                                      37,400          2,059
La-Z-Boy Chair Co.                                        7,200            407
Leggett & Platt, Inc.                                    35,200            880
Mattel, Inc.                                             51,300          2,171
May Department Stores Co.                                10,400            681
McClatchy Newspapers, Inc. Class A                        2,700             93
McDonald's Corp.                                         20,200          1,394
McGraw-Hill, Inc.                                        29,800          2,431
MGM Grand, Inc. (a)                                       9,400            297
Mirage Resorts, Inc. (a)                                 26,800            571
Nine West Group, Inc. (a)                                 3,200             86
Premark International, Inc.                              18,300            590
Promus Hotel Corp. New (a)                               40,825          1,572
QUALCOMM, Inc. (a)                                       11,300            635
Reebok International, Ltd. (a)                           10,300            285
Rubbermaid, Inc.                                         21,600            717
Sears Roebuck & Co.                                      66,500          4,061
Service Corp. International                              41,600          1,784
Shaw Industries, Inc.                                    24,900            439
Snyder Communications, Inc. (a)                          16,300            717
Spelling Entertainment Group, Inc. (a)                      700              7
Sunglass Hut International, Inc. (a)                     43,000            473
Talbots, Inc.                                             2,600             68


36  Equity Q Fund

EQUITY Q FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Time Warner, Inc.                                        86,900     $    7,425
Times Mirror Co. Series A                                 6,800            428
TJX Cos., Inc.                                           57,400          1,385
Toys "R" Us, Inc. (a)                                    47,900          1,129
Tribune Co.                                              38,600          2,656
Tricon Global Restaurants, Inc. (a)                      34,900          1,106
Tupperware Corp.                                         30,000            844
V.F. Corp.                                               24,800          1,277
Venator Group, Inc. (a)                                   1,600             31
Viacom, Inc. Class B (a)                                122,200          7,118
Viad Corp.                                               85,400          2,370
Wal-Mart Stores, Inc.                                   110,300          6,701
Warnaco Group, Inc. Class A                              24,700          1,047
Washington Post Co. Class B                               1,200            690
Waste Management, Inc.                                   94,900          3,321
Whirlpool Corp.                                          32,000          2,200
                                                                    ----------

                                                                       127,197
                                                                    ----------

CONSUMER STAPLES - 8.1%
Albertson's, Inc.                                        88,500          4,585
American Stores Co.                                       6,500            157
Anheuser-Busch Cos., Inc.                                55,000          2,595
Block Drug Co., Inc. Class A                              7,972            300
Coca-Cola Co. (The)                                      99,600          8,516
Dean Foods Co.                                           15,000            824
Fleming Cos., Inc.                                       28,000            492
Flowers Industries, Inc.                                 32,500            664
General Mills, Inc.                                         600             41
Gillette Co.                                            113,600          6,440
Hannaford Brothers Co.                                    7,700            339
Heinz (H.J.) Co.                                         13,600            763
Interstate Bakeries Corp.                                20,200            670
Kellogg Co.                                              19,600            736
Kroger Co. (a)                                           46,300          1,985
Nabisco Holdings Corp. Class A                            4,200            151
PepsiCo, Inc.                                           118,500          4,881
Philip Morris Cos., Inc.                                248,400          9,781
Procter & Gamble Co.                                    128,400         11,692
Quaker Oats Co.                                         122,300          6,719
Ralston-Purina Group                                     13,300          1,554
RJR Nabisco Holdings Corp.                              141,400          3,358
Safeway, Inc. (a)                                       245,250          9,979
Sara Lee Corp.                                            9,800            548
Seagram Co., Ltd.                                        56,200          2,301
SuperValu, Inc.                                           6,700            297
Unilever NV                                             147,400         11,635
Universal Corp.                                          38,100          1,425
Whitman Corp.                                             5,600            129
                                                                    ----------

                                                                        93,557
                                                                    ----------

FINANCIAL SERVICES - 20.0%
Ahmanson (H.F.) & Co.                                    43,500          3,089
Allstate Corp.                                           85,414          7,821
Ambac Financial Group, Inc.                              34,400          2,012
American Express Co.                                     16,600          1,892
American International Group, Inc.                      186,450         27,222
American National Insurance Co.                           5,000            523
AmSouth Bancorp                                          48,450          1,905
Associated Banc-Corp.                                     4,000            151
Associates First Capital Corp. Class A                   57,697          4,435
BankAmerica Corp.                                       232,900         20,131
Bankers Trust New York Corp.                             41,200          4,782
Bear Stearns Cos., Inc.                                  71,868          4,087
Beneficial Corp.                                          5,800            888
Block (H&R) Co., Inc.                                    14,000            590
Capital One Financial Corp.                               4,500            559
Charter One Financial, Inc.                               9,100            305
Chase Manhattan Corp.                                     9,200            695
CIGNA Corp.                                              44,400          3,064
Citicorp                                                 41,200          6,149
City National Corp.                                      23,600            872
Colonial BancGroup, Inc.                                  2,400             77
Comdisco, Inc.                                           61,400          1,167
Comerica, Inc.                                           51,300          3,399
Conseco, Inc.                                            31,600          1,477
ContiFinancial Corp. (a)                                  4,300             99
Credit Acceptance Corp. (a)                               2,500             21
Crescent Real Estate Equities, Inc.                      18,900            636
Dime Bancorp, Inc.                                       54,700          1,638
Dow Jones & Co., Inc.                                     5,600            312
DST Systems, Inc. (a)                                     6,200            347
Dun & Bradstreet Corp.                                   77,600          2,803
Edwards (A.G.), Inc.                                     35,100          1,498
Equifax, Inc.                                            24,100            875
Equitable Companies, Inc.                                64,700          4,848
Everest Reinsurance Holdings, Inc.                        1,400             54
Federal Home Loan Mortgage Corp.                        193,600          9,111
Federal National Mortgage Association                   158,100          9,605
Financial Security Assurance Holdings, Ltd.               2,500            147
FINOVA Group, Inc.                                        5,000            283
First Chicago NBD Corp.                                  35,581          3,153
First Data Corp.                                         57,000          1,899


                                                               Equity Q Fund  37

EQUITY Q FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
First Tennessee National Corp.                            9,200     $      290
First Union Corp.                                        78,900          4,596
Firstar Corp.                                            10,200            388
Fleet Financial Group, Inc.                                 119             10
Fremont General Corp.                                     3,400            184
GATX Corp.                                                4,800            211
Golden West Financial Corp.                              23,600          2,509
Greenpoint Financial Corp.                                6,000            226
HRPT Properties Trust                                    29,100            547
Huntington Bancshares, Inc.                              13,200            441
KeyCorp                                                  33,700          1,201
Lehman Brothers Holdings, Inc.                           75,200          5,833
Lincoln National Corp.                                   33,100          3,025
Long Island Bancorp, Inc.                                 4,800            291
M & T Bank Corp. (a)                                        500            277
Marsh & McLennan Cos., Inc.                             114,750          6,935
Marshall & Ilsley Corp.                                   2,100            107
MBIA, Inc.                                               20,100          1,505
Merrill Lynch & Co., Inc.                                16,100          1,485
Money Store, Inc.                                         4,000            136
Morgan (J.P.) & Co., Inc.                                 9,200          1,078
Morgan Stanley, Dean Witter,
  Discover and Co.                                      132,140         12,074
National City Corp.                                      38,100          2,705
National Commerce Bancorp                                 2,900            121
NationsBank Corp.                                       178,007         13,618
North Fork Bancorporation, Inc.                          38,700            946
Norwest Corp.                                             6,100            228
Ocwen Financial Corp. (a)                                 4,600            124
Ohio Casualty Corp.                                       1,200             53
Old Republic International Corp.                         50,700          1,486
Pacific Century Financial Corp.                           7,800            187
PaineWebber Group, Inc.                                   6,800            292
Peoples Heritage Financial Group                          5,700            135
PMI Group, Inc. (The)                                     1,500            110
PNC Bank Corp.                                            4,350            234
Provident Financial Group, Inc.                           3,200            146
Republic New York Corp.                                   5,200            327
Riggs National Corp.                                      2,400             70
Ryder System, Inc.                                        6,400            202
SAFECO Corp.                                             13,500            613
SouthTrust Corp.                                         70,550          3,069
Sovereign Bancorp, Inc.                                  11,500            188
St. Paul Cos., Inc.                                      11,100            467
Star Banc Corp.                                             100              6
Starwood Financial Trust Class A (a)                        100              6
SunTrust Banks, Inc.                                     40,200          3,269
TCF Financial Corp.                                       5,900            174
Trans Financial, Inc.                                     5,600            321
Travelers Property Casualty Corp. Class A                75,700          3,246
Travelers, Inc.                                         245,650         14,893
UNUM Corp.                                               13,200            733
Washington Federal, Inc.                                  4,900            135
Washington Mutual, Inc.                                  37,700          1,634
Wells Fargo & Co.                                         8,800          3,246
Zions Bancorp                                            13,800            732
                                                                    ----------

                                                                       231,686
                                                                    ----------

HEALTH CARE - 11.5%
Abbott Laboratories                                      14,200            580
Aetna, Inc.                                               1,800            137
Allergan, Inc.                                            2,700            125
ALZA Corp. (a)                                           14,700            636
American Home Products Corp.                            186,500          9,651
Amgen, Inc. (a)                                           1,400             92
Bausch & Lomb, Inc.                                       8,600            431
Baxter International, Inc.                               13,200            710
Bergen Brunswig Corp. Class A                            20,700            960
Beverly Enterprises, Inc. New (a)                        64,900            896
Boston Scientific Corp. (a)                              27,400          1,963
Bristol-Myers Squibb Co.                                182,980         21,031
Cardinal Health, Inc.                                    49,900          4,678
Chiron Corp. (a)                                         14,200            223
Columbia/HCA Healthcare Corp.                            64,600          1,881
Forest Labs, Inc. (a)                                    20,200            727
Genesis Health Ventures, Inc. (a)                        24,900            623
HBO & Co.                                               118,400          4,174
Health Care & Retirement Corp. (a)                       16,100            635
HEALTHSOUTH Corp. (a)                                    81,200          2,167
Humana, Inc. (a)                                         68,700          2,143
Immune Response Corp. (a)                                36,500            545
Integrated Health Services, Inc.                         17,000            638
IVAX Corp. (a)                                           19,000            176
Johnson & Johnson                                       128,400          9,470
Lilly (Eli) & Co.                                         2,500            165
McKesson Corp.                                           32,400          2,633
Merck & Co., Inc.                                       172,107         23,019
Mylan Laboratories, Inc.                                182,400          5,483
NovaCare, Inc. (a)                                       22,500            264
Olsten Corp.                                              4,800             54
Omnicare, Inc.                                           23,000            877
PacifiCare Health Systems, Inc. Class B (a)              42,500          3,753
Pfizer, Inc.                                             11,100          1,206
Schering-Plough Corp.                                   113,000         10,354
Shared Medical Systems                                    4,900            360


38  Equity Q Fund

EQUITY Q FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Tenet Healthcare Corp. (a)                              105,300     $    3,291
United Healthcare Corp.                                  93,200          5,918
Warner-Lambert Co.                                      130,200          9,033
Watson Pharmaceuticals, Inc. (a)                          6,400            299
Wellpoint Health Networks, Inc. Class A (a)              19,200          1,420
                                                                    ----------

                                                                       133,421
                                                                    ----------

INTEGRATED OILS - 5.0%
Amoco Corp.                                              13,400            558
Ashland, Inc.                                            39,500          2,039
Atlantic Richfield Co.                                   41,000          3,203
Coastal Corp.                                            22,500          1,571
Enron Corp.                                              15,800            854
Exxon Corp.                                             393,000         28,026
Lyondell Petrochemical Co.                                7,600            231
Mobil Corp.                                             135,700         10,398
Pennzoil Co.                                             17,100            866
Phillips Petroleum Co.                                  111,400          5,368
Royal Dutch Petroleum Co.                                17,400            954
Sun Co., Inc.                                             6,000            233
Tenneco, Inc.                                            82,700          3,148
Texaco, Inc.                                             11,700            698
Unocal Corp.                                              4,900            175
                                                                    ----------

                                                                        58,322
                                                                    ----------

MATERIALS AND PROCESSING - 5.4%
Albemarle Corp.                                           4,700            104
Alcan Aluminum, Ltd.                                     30,100            832
Allegheny Teldyne, Inc.                                  26,800            613
Aluminum Co. of America                                  22,300          1,470
Arco Chemical Co.                                         2,600            149
Avery Dennison Corp.                                      3,100            167
Bethlehem Steel Corp. (a)                                94,000          1,169
Boise Cascade Corp.                                       3,800            124
Burlington Industries, Inc. (a)                           9,500            134
Catellus Development Corp. (a)                           24,200            428
Champion International Corp.                              5,500            271
Cleveland-Cliffs, Inc.                                    1,200             64
Consolidated Papers, Inc.                                10,800            294
Crompton & Knowles Corp.                                 62,800          1,582
Cytec Industries, Inc. (a)                                3,000            133
Dow Chemical Co.                                        144,500         13,971
du Pont (E.I.) de Nemours & Co.                          67,500          5,037
Ecolab, Inc.                                              6,900            214
Engelhard Corp.                                          56,500          1,144
Fluor Corp.                                              35,400          1,805
Fort James Corp.                                         19,500            868
Freeport-McMoRan Copper & Gold, Inc. Class B             14,300            217
Georgia Gulf Corp.                                        2,400             55
Georgia-Pacific Group                                    42,400          2,499
Georgia-Pacific Timber Group                             30,100            694
Goodrich (B.F.) Co.                                      50,580          2,510
Harsco Corp.                                             20,500            939
International Paper Co.                                   7,700            331
Kimberly-Clark Corp.                                     50,900          2,335
Lafarge Corp.                                            16,800            660
Louisiana Pacific Corp.                                  14,700            268
Masco Corp.                                              30,700          1,857
Mead Corp.                                               19,000            603
Millennium Chemicals, Inc.                               39,300          1,331
Monsanto Co.                                             80,700          4,509
NL Industries, Inc.                                       1,500             30
Nucor Corp.                                              18,800            865
Owens-Corning Fiberglas Corp.                            12,000            490
Pentair, Inc.                                             7,400            315
Reynolds Metals Co.                                       9,100            509
Rohm & Haas Co.                                           5,800            603
Rouse Co. (The)                                           2,400             75
Sherwin-Williams Co.                                      1,000             33
Sigma Aldrich Corp.                                      15,300            537
Solutia, Inc.                                            39,100          1,122
Stone Container Corp. (a)                                28,300            442
Temple-Inland, Inc.                                      10,200            550
Tyco International, Ltd.                                 75,400          4,750
UCAR International, Inc. (a)                              7,300            213
Unifi, Inc.                                              10,800            370
Union Camp Corp.                                         26,400          1,310
Union Carbide Corp.                                       9,000            480
USX-U.S. Steel Group                                     13,300            439
Vulcan Materials Co.                                      1,000            107
Wellman, Inc.                                             8,000            182
Witco Corp.                                               1,200             36
                                                                    ----------

                                                                        62,839
                                                                    ----------

MISCELLANEOUS - 0.0%
LNR Property Corp.                                          900             23
TeleTech Holdings, Inc. (a)                               6,500             80
Ventas, Inc. (a)                                          8,800            122
                                                                    ----------

                                                                           225
                                                                    ----------


                                                               Equity Q Fund  39

EQUITY Q FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
OTHER ENERGY - 1.9%
AES Corp. (a)                                            24,700     $    1,298
Apache Corp.                                             29,100            917
Baker Hughes, Inc.                                       66,300          2,291
Camco International, Inc.                                 7,600            592
Cooper Cameron Corp. (a)                                  6,700            342
Diamond Offshore Drilling, Inc.                           8,900            356
El Paso Natural Gas Co.                                  12,400            474
Enron Oil & Gas Co.                                       7,600            154
ENSCO International, Inc.                                45,500            791
Halliburton Co.                                          36,900          1,644
Helmerich & Payne, Inc.                                  43,800            975
Input/Output, Inc. (a)                                    2,800             50
MarketSpan Corp. (a)                                    104,672          3,134
McDermott International, Inc.                            34,900          1,202
Octel Corp. (a)                                           1,775             35
ONEOK, Inc.                                              18,700            746
R&B Falcon Corp. (a)                                     18,100            410
Schlumberger, Ltd.                                       33,400          2,282
Sempra Energy (a)                                        33,500            930
Tosco Corp.                                              38,400          1,128
Transocean Offshore, Inc.                                14,500            645
Ultramar Diamond Shamrock Corp.                           4,000            126
Union Pacific Resources Group, Inc.                      32,000            562
Valero Energy Corp.                                      15,200            504
                                                                    ----------

                                                                        21,588
                                                                    ----------

PRODUCER DURABLES - 8.6%
AGCO Corp.                                               28,500            586
AlliedSignal, Inc.                                      106,000          4,704
Applied Materials, Inc. (a)                              34,100          1,006
Boeing Co.                                              164,000          7,308
Case Corp.                                               11,200            540
Caterpillar, Inc.                                       205,700         10,876
Cincinnati Milacron, Inc.                                 4,200            102
Coltec Industries, Inc. (a)                              25,400            505
Cummins Engine Co., Inc.                                  6,900            354
Deere & Co.                                             115,600          6,112
Dover Corp.                                              58,400          2,000
EG&G, Inc.                                               11,400            342
Emerson Electric Co.                                     30,200          1,823
Foster Wheeler Corp.                                      5,900            126
General Electric Co.                                    230,400         20,966
Grainger (W.W.), Inc.                                    27,400          1,365
Gulfstream Aerospace Corp. (a)                           36,300          1,688
Honeywell, Inc.                                          18,400          1,538
Ingersoll-Rand Co.                                       75,900          3,344
ITT Industries, Inc.                                     47,600          1,779
Johnson Controls, Inc.                                   14,800            846
Kaufman & Broad Home Corp.                                3,000             95
Lexmark International Group, Inc.
  Class A (a)                                            85,700          5,228
Litton Industries, Inc. (a)                               6,300            372
Lockheed Martin Corp.                                     8,900            942
Manitowoc Co., Inc.                                       2,800            113
Molex, Inc.                                               1,500             38
National Service Industries, Inc.                        16,500            839
Northern Telecom, Ltd.                                   18,000          1,022
Parker-Hannifin Corp.                                    37,900          1,445
Perkin-Elmer Corp.                                       11,100            690
Picturetel Corp. (a)                                      3,800             35
Pitney Bowes, Inc.                                      118,200          5,688
Pulte Corp.                                              16,300            487
Raychem Corp.                                            37,900          1,120
Republic Industries, Inc. (a)                           107,900          2,698
Rockwell International Corp.                              4,500            216
Sensormatic Electronics Corp. (a)                        16,700            234
Snap-On Tools Corp.                                      33,400          1,211
Solectron Corp. (a)                                       9,100            383
Sundstrand Corp.                                          6,900            395
Tektronix, Inc.                                           1,100             39
Thermo Electron Corp. (a)                                55,700          1,904
Thermo Instrument Systems, Inc. (a)                       9,300            244
Thomas & Betts Corp.                                     23,000          1,133
United Technologies Corp.                                31,700          2,932
Xerox Corp.                                              19,500          1,983
                                                                    ----------

                                                                        99,396
                                                                    ----------

TECHNOLOGY - 11.2%
3Com Corp. (a)                                            3,500            107
Andrew Corp. (a)                                          6,700            121
Anixter International, Inc. (a)                          35,900            684
Apple Computer, Inc. (a)                                268,900          7,714
Autodesk, Inc.                                           18,100            696
AVX Corp.                                                14,100            226
Bay Networks, Inc. (a)                                   35,300          1,138
C-Cube Microsystems, Inc. (a)                            43,800            810
Cabletron Systems, Inc. (a)                               3,200             43
Cisco Systems, Inc. (a)                                 106,700          9,823
COMPAQ Computer Corp.                                   132,037          3,747
CompUSA, Inc. (a)                                        14,700            266
Computer Associates International, Inc.                  50,300          2,795
Computer Sciences Corp.                                  18,800          1,203
Comverse Technology, Inc. (a)                            47,300          2,454
Cooper Industries, Inc.                                  57,500          3,159


40  Equity Q Fund

EQUITY Q FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Dell Computer Corp. (a)                                  11,000     $    1,020
Electronic Data Systems Corp.                            81,500          3,260
EMC Corp. (a)                                           106,500          4,773
General Dynamics Corp.                                  100,100          4,655
Gerber Scientific, Inc.                                   1,100             25
Harris Corp.                                             18,800            840
Informix Corp. (a)                                      231,100          1,820
Ingram Micro, Inc. Class A (a)                           20,600            912
Inprise Corp. (a)                                         5,400             39
Intel Corp.                                             187,800         13,909
International Business Machines Corp.                    88,400         10,149
LSI Logic Corp. (a)                                      31,200            720
Lucent Technologies, Inc.                                85,700          7,129
Microsoft Corp. (a)                                     184,900         20,039
Motorola, Inc.                                           39,800          2,092
Novell, Inc. (a)                                        397,400          5,067
Oracle Systems Corp. (a)                                130,200          3,190
Quantum Corp. (a)                                        17,900            370
Read-Rite Corp. (a)                                       7,900             71
SCI Systems, Inc. (a)                                    42,900          1,614
Standard Microsystems Corp. (a)                           1,000              9
Sterling Software, Inc. (a)                              56,600          1,673
Storage Technology Corp. (a)                             34,800          1,509
Sun Microsystems, Inc. (a)                              106,700          4,635
Symbol Technologies, Inc.                                29,300          1,106
Tech Data Corp. (a)                                      23,000            986
Texas Instruments, Inc.                                  36,300          2,117
Textron, Inc.                                             1,400            100
Vishay Intertechnology, Inc. (a)                         36,360            652
Xilinx, Inc. (a)                                          6,800            231
                                                                    ----------

                                                                       129,698
                                                                    ----------

UTILITIES - 12.4%
Airtouch Communications, Inc. (a)                        45,200          2,641
Allegheny Energy, Inc.                                   12,600            380
Ameren Corp.                                             34,300          1,363
American Electric Power Co., Inc.                        21,800            989
American Water Works, Inc.                               30,200            936
Ameritech Corp.                                         155,200          6,965
AT&T Corp.                                              340,500         19,451
Baltimore Gas & Electric Co.                             36,400          1,131
Bell Atlantic Corp.                                     192,806          8,797
BellSouth Corp.                                         166,550         11,180
Carolina Power & Light Co.                               44,900          1,948
Central & Southwest Corp.                                62,000          1,666
Cincinnati Bell, Inc.                                     5,300            152
CINergy Corp.                                            17,100            599
CMS Energy Corp.                                         10,500            462
Columbia Gas System, Inc.                                33,200          1,847
Comcast Corp. Special Class A                            56,800          2,304
Comsat Corp. Series 1                                    64,400          1,823
Consolidated Natural Gas Co.                              7,600            447
Dominion Resources, Inc.                                 18,700            762
DTE Energy Co.                                           46,800          1,890
Energy East Corp. (a)                                    61,100          2,543
Entergy Corp.                                            23,500            676
FirstEnergy Corp.                                           600             18
Florida Progress Corp.                                    4,400            181
FPL Group, Inc.                                          70,400          4,435
Frontier Corp.                                           17,100            539
GPU, Inc.                                                29,500          1,115
GTE Corp.                                               112,300          6,247
Houston Industries, Inc.                                 72,000          2,223
K N Energy, Inc.                                         22,800          1,235
MCI Communications Corp.                                 36,500          2,119
New Century Energies, Inc.                               12,300            559
New England Electric System                               7,000            303
Northern States Power Co.                                16,400            469
OGE Energy Corp.                                         17,500            473
Paging Network, Inc. (a)                                 47,300            659
Peco Energy Co.                                          23,400            683
PG&E Corp.                                              184,900          5,836
Pinnacle West Capital Corp.                              47,500          2,138
PP&L Resources, Inc.                                     21,400            486
Public Service Enterprise Group, Inc.                    46,500          1,601
SBC Communications, Inc.                                370,528         14,821
Southern Co.                                             33,000            914
Southwest Gas Corp.                                      13,400            327
Sprint Corp.                                             29,000          2,045
Tele-Communications International, Inc.
  Series A (a)                                              800             16
Tele-Communications TCI Ventures Group
  Series A (a)                                           69,601          1,392
Tele-Communications, Inc. Class A (a)                    37,400          1,435
Tele-Communications, Inc.
  Series A (a)                                           76,000          2,950
Texas Utilities Co.                                      77,000          3,205
U.S. West, Inc. (a)                                      11,100            522
UtiliCorp United, Inc.                                   23,700            893
Western Resources, Inc.                                   6,400            248
Wisconsin Energy Corp.                                   12,000            365
WorldCom, Inc. (a)                                      251,800         12,164
                                                                    ----------

                                                                       143,568
                                                                    ----------

TOTAL COMMON STOCKS
(cost $823,061)                                                      1,145,769
                                                                    ----------


                                                               Equity Q Fund  41

EQUITY Q FUND

June 30, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
SHORT-TERM INVESTMENTS - 1.4%
Frank Russell Investment Company
  Money Market Fund,
  due on demand (b)                                  $   14,976     $   14,976
United States Treasury Note (b)(c)
     5.250% due 07/31/98                                  1,550          1,550
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $16,526)                                                          16,526
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $839,587)(d) - 100.3%                               1,162,295

OTHER ASSETS AND LIABILITIES,
NET - (0.3%)                                                            (3,734)
                                                                    ----------

NET ASSETS - 100.0%                                                 $1,158,561
                                                                    ----------
                                                                    ----------

(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d)  See Note 2 for federal income tax information.

ABBREVIATIONS:
NV - Nonvoting

                                                                    UNREALIZED
                                                        NUMBER     APPRECIATION
                                                          OF      (DEPRECIATION)
                                                       CONTRACTS       (000)
                                                      ----------   ------------
FUTURES CONTRACTS
(Notes 2 and 3)

S&P 400 Midcap Index Futures Contracts
  expiration date 09/98                                      17     $       26
S&P 500 Index Futures Contracts
  expiration date 09/98                                      51            517
                                                                    ----------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                                           $      543
                                                                    ----------
                                                                    ----------


(#)  At June 30, 1998, United States Treasury Notes valued at
     $1,550 were held as collateral in connection with futures contracts purchased by the Fund.


        The accompanying notes are an integral part of the financial statements.


42  Equity Q Fund

EQUITY Q FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998 (Unaudited)

                                                                                                                 Amounts in
                                                                                                              thousands (except
                                                                                                              per share amount)
ASSETS
Investments at market (identified cost $839,587)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .      $    1,162,295
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,437
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               8,378
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 717
Short-term investments held as collateral for securities loaned, at market (Note 3). . . . . . . . . . .              23,939
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,196,766

LIABILITIES
Payables:
  Investments purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        8,835
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,820
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 601
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 162
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . .                 109
  Bank overdraft . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 739
Payable upon return of securities loaned, at market (Note 3) . . . . . . . . . . . .              23,939
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              38,205
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    1,158,561
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        2,284
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              77,306
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             322,708
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 543
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 287
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             755,433
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    1,158,561
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($1,158,560,851 divided by 28,701,526 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        40.37
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.


                                                               Equity Q Fund  43

EQUITY Q FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1998 (Unaudited)

                                                                                                                 Amounts in
                                                                                                                  thousands
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        8,043
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 423
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  45
                                                                                                              --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               8,511

EXPENSES (Notes 2 and 4):
  Management fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        3,247
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 273
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 164
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  17
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  38
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   3
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  39
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,781
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,730
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              91,496
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,500              93,996
                                                                                          --------------

Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              65,626
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 147              65,773
                                                                                          --------------      --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             159,769
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $      164,499
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.


44  Equity Q Fund

EQUITY Q FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                Amounts in thousands

                                                                                          FOR THE SIX
                                                                                          MONTHS ENDED        FOR THE YEAR
                                                                                         JUNE 30, 1998            ENDED
                                                                                          (UNAUDITED)       DECEMBER 31, 1997
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        4,730      $       11,846
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              93,996             180,923
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .              65,773              93,779
                                                                                          --------------      --------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .             164,499             286,548
                                                                                          --------------      --------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (2,495)            (11,797)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .             (34,796)           (185,330)
                                                                                          --------------      --------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .             (37,291)           (197,127)
                                                                                          --------------      --------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6)  . . .              43,593              80,058
                                                                                          --------------      --------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .             170,801             169,479

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             987,760             818,281
                                                                                          --------------      --------------

  End of period (including undistributed net investment income of
     $2,284 and $49, respectively) . . . . . . . . . . . . . . . . . . . . . . . . .      $    1,158,561      $      987,760
                                                                                          --------------      --------------
                                                                                          --------------      --------------


        The accompanying notes are an integral part of the financial statements.


                                                               Equity Q Fund  45

EQUITY Q FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                                     YEAR ENDED DECEMBER 31,
                                                                         ---------------------------------------------------------
                                                               1998*        1997       1996        1995        1994       1993
                                                             ----------  ----------  ----------  ----------  ---------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .   $    35.90  $    32.94  $    30.40  $    24.43  $    26.03 $    25.23
                                                             ----------  ----------  ----------  ----------  ---------- ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . .          .17         .44         .58         .59         .69        .66
  Net realized and unrealized gain (loss) on investments .         5.63       10.01        6.33        8.52        (.41)      2.71
                                                             ----------  ----------  ----------  ----------  ---------- ----------

     Total Income From Investment Operations . . . . . . .         5.80       10.45        6.91        9.11        0.28       3.37
                                                             ----------  ----------  ----------  ----------  ---------- ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . .         (.09)       (.44)       (.58)       (.61)       (.69)      (.66)
  In excess of net investment income . . . . . . . . . . .           --          --        (.01)         --          --         --
  Net realized gain on investments . . . . . . . . . . . .        (1.24)      (7.05)      (3.78)      (2.53)       (.97)     (1.85)
  In excess of net realized gain on investments  . . . . .           --          --          --          --        (.22)      (.06)
                                                             ----------  ----------  ----------  ----------  ---------- ----------

     Total Distributions . . . . . . . . . . . . . . . . .        (1.33)      (7.49)      (4.37)      (3.14)      (1.88)     (2.57)
                                                             ----------  ----------  ----------  ----------  ---------- ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . .  .  $    40.37  $    35.90  $    32.94  $    30.40  $    24.43 $    26.03
                                                             ----------  ----------  ----------  ----------  ---------- ----------
                                                             ----------  ----------  ----------  ----------  ---------- ----------
TOTAL RETURN (%)(a)(c) . . . . . . . . . . . . . . . . . .        16.51       33.07       23.67       37.91         .99      13.80

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period ($000 omitted) . . . . . . . .    1,158,561     987,760     818,281     620,259     430,661    382,939

  Ratios to average net assets (%)(b)(c):
     Operating expenses. . . . . . . . . . . . . . . . . .          .70         .68         .71         .58         .11        .15
     Net investment income . . . . . . . . . . . . . . . .          .87        1.17        1.80        2.07        2.74       2.50

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . .        78.88       94.89       74.59       74.00       45.87      54.69


*    For the six months ended June 30, 1998 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1998 are annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See Note 4.


46  Equity Q Fund

INTERNATIONAL FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                     ----------     ----------
COMMON STOCKS - 91.9%
ARGENTINA - 0.1%
Banco de Galicia y Buenos Aires Class B - ADR             5,328     $       97
Banco Frances del Rio la Plata - ADR                      3,653             84
Naviera Perez Companc Class B                            23,952            120
Sociedad Comercial del Plata - ADR                        1,606             18
Telefonica de Argentina Class B - ADR                     6,220            202
YPF Sociedad Anonima Class D - ADR                       13,018            390
                                                                    ----------

                                                                           911
                                                                    ----------

AUSTRALIA - 2.3%
Amcor, Ltd.                                             232,800          1,022
AMP, Ltd. (a)                                            22,040            259
Australia & New Zealand Bank Group, Ltd.                823,994          5,698
Australian Gas & Light Co.                               28,773            180
Boral, Ltd.                                             671,027          1,262
Brambles Industries, Ltd.                                 9,000            177
Broken Hill Proprietary Co.                             165,047          1,398
Caltex Australia                                        100,000            239
Colonial, Ltd (a)                                        35,000            106
Commonwealth Bank of Australia                           18,297            214
CSR, Ltd.                                               162,000            469
Eastern Aluminum                                        236,000            176
Eltin, Ltd.                                             272,754            222
Fairfax (John)                                           96,000            167
Foster's Brewing Group, Ltd.                            244,300            576
GIO Australia Holdings                                  294,251            757
Goodman Fielder Wattie                                  111,000            162
Lend Lease Corp.                                          7,489            152
Mayne Nickless, Ltd.                                     80,285            426
National Australia Bank, Ltd.                            34,092            451
News Corp.                                              348,785          2,854
Orica, Ltd.                                              39,233            233
Pacific Dunlop, Ltd.                                    516,095            836
Pasminco, Ltd.                                           65,000             50
Pioneer International, Ltd.                             174,800            418
PMP Communications, Ltd.                                196,000            319
Publishing Broadcasting, Ltd.                            41,030            177
RGC, Ltd.                                               179,077            178
Santos, Ltd.                                            327,000          1,015
Tabcorp. Holdings, Ltd.                                  25,000            128
Telstra Corp., Ltd.                                      58,515            150
Western Mining Corp., Ltd.                              518,658          1,565
Westfield Trust (Units)                                 588,000          1,132
Westfield Trust (Units)(New)(a)                          19,375             37
Westpac Banking Corp.                                   205,699          1,257
Woodside Petroleum, Ltd.                                 22,000            109
Woolworth's, Ltd.                                       133,377            434
                                                                    ----------

                                                                        25,005
                                                                    ----------

AUSTRIA - 0.1%
Bank Austria AG                                           3,100            252
Brau-Union Goess-Reininghaus-Osterreichische Brau         2,528            149
Oester Brau Beteil                                        1,562             92
Voest-Alpine Stahl AG                                    13,000            522
Wienerberger Baustoff                                     1,600            388
                                                                    ----------

                                                                         1,403
                                                                    ----------

BELGIUM - 0.7%
Credit Communal Holding/ Dexia NPV                        1,592            240
Generale de Banque NPV                                      709            527
KBC Bancassurance Holding (a)                            17,500          1,567
Kredietbank NPV                                           2,500            224
PetroFina SA NPV                                          1,220            501
Tractebel Investments International NPV                  25,621          3,755
UCB Capital NV                                               49            254
Virgin Express Holdings PLC - ADR (a)                    31,950            407
                                                                    ----------

                                                                         7,475
                                                                    ----------

BRAZIL - 0.2%
Centrais Eletricas Brasileiras Electrobras
SA - ADR                                                  2,000             29
Centrais Geradoras do Sul do Brasil SA NPV (a)        3,851,300              5
Companhia Brasileira de Distribuicao
Grupo Pao de Acucar (Regd) - GDR                          6,240            141
Companhia Energetica de Minas
Gerais SA - ADR                                           3,480            110
Eletrobras (centrais) NPV                             3,851,300            113
Telecomunicacoes Brasileiras - ADR                       13,460          1,470
Telecomunicacoes de Sao Paulo NPV (a)                    61,873              9
Telecomunicacoes Brasileiras SA 1998 Rights (a)          51,022              1
Telesp Celular SA NPV (a)                                61,873              3
Uniao de Bancos Brasileiros SA - GDR                      4,166            123
                                                                    ----------

                                                                         2,004
                                                                    ----------


48 International Fund

INTERNATIONAL FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
CANADA - 3.9%
Abitibi-Consolidated, Inc.                               76,000     $      979
Air Canada, Inc. (a)                                    120,000          1,072
Alcan Aluminum, Ltd.                                      5,200            143
ATI Technologies, Inc. (a)                               85,200          1,120
Barrick Gold Corp. (US Regd)                             31,700            608
BCE, Inc.                                                99,600          4,271
Bombardier, Inc. Class B                                 84,700          2,308
Canadian Airlines Corp. (a)                              59,000            167
Canadian Imperial Bank of Commerce                       25,612            823
Canadian Pacific, Ltd.                                  219,200          6,167
CGI Group, Inc. (a)                                      96,500          2,053
Dofasco, Inc. NPV                                        32,701            532
Donohue, Inc. Class A                                    29,000            655
EdperBrascan Corp. Class A                               22,000            369
Geac Computer Corp., Ltd. (a)                            32,550          1,084
Hudson's Bay Co.                                         50,000          1,145
Imasco, Ltd. IF                                          91,774          1,693
Imperial Oil, Ltd.                                       76,270          1,332
Inco, Ltd.                                               77,731          1,059
Moore Corp., Ltd.                                       139,300          1,846
National Bank of Canada                                  78,700          1,538
Noranda, Inc.                                           116,800          2,016
Nova Scotia Power, Inc.                                  20,200            266
Potash Corp. of Saskatchewan, Inc.                       24,800          1,867
Rogers Communications, Inc. Class B (a)                  80,000            712
Royal Bank of Canada                                     40,230          2,419
Stelco, Inc. Series A                                    65,000            464
Suncor, Inc. NPV                                          5,717            194
The Seagram Co., Ltd.                                    59,500          2,424
Torstar Corp. Class B                                    18,400            589
Westcoast Energy, Inc.                                   24,000            535

                                                                        42,450
                                                                    ----------

CHILE - 0.0%
Chilectra SA - ADR                                        6,335            136
Enersis SA - ADR                                          3,196             78
                                                                    ----------

                                                                           214
                                                                    ----------

CHINA - 0.0%
Huaneng Power International, Inc. Series N - ADR (a)     13,400            180
                                                                    ----------

                                                                           180
                                                                    ----------

CZECH REPUBLIC - 0.0%
SPT Telecom AS (a)                                        6,900             95
                                                                    ----------

                                                                            95
                                                                    ----------
DENMARK - 0.6%
Bang & Olufsen Holding Series B                          11,000            793
Coloplast AS Class B (Regd)                               5,850            575
Danisco                                                  17,200          1,157
Den Danske Bank                                           1,440            173
GN Store Nord A/S                                        30,300            926
Jyske Bank AS (Regd)                                      9,241          1,091
Tele Danmark AS Series B                                  1,000             96
Tele Danmark Class B - ADR                               42,600          2,008
Unidanmark Class A (Regd)                                 1,260            113
                                                                    ----------

                                                                         6,932
                                                                    ----------

FINLAND - 1.1%
Enso OY Series A                                         71,000            768
Huhtamaki Series I Free                                   3,000            172
Kesko Oyj                                                80,600          1,272
Kymmene OY                                               67,200          1,851
Metsa-Serla Oyj Series B                                 90,000            870
Nokia Oyj Series A                                       29,136          2,145
Orion-yhtyma OY Series B                                 21,390            660
Outokumpu OY Class A                                     47,500            607
OY Tamro AB                                              41,300            267
Pohjola Series B                                         11,300            563
Rauma Group (The)                                        11,500            236
Rautaruukki OY                                          123,200            944
Sampo Insurance Co., Ltd. Series A                       16,400            778
Valmet Corp. Series A                                    76,700          1,324
                                                                    ----------

                                                                        12,457
                                                                    ----------

FRANCE - 11.9%
Accor SA                                                 24,076          6,738
Alcatel Alsthom                                           8,898          1,812
Alstom - ADR New (a)                                     38,530          1,255
AXA - UAP                                                16,104          1,811
Banque Nationale Paris                                   35,900          2,933
Banque Paribas (a)                                       42,721          4,572
Boiron                                                    3,000            240
Bongrain SA                                               1,567            787
Bull SA (a)                                             210,000          3,421
Canal Plus                                                1,510            282
Carrefour SA                                              3,131          1,981
Chargeurs International SA                               28,151          2,326
Christian Dior                                            6,755            850
Cie de St. Gobain                                        10,862          2,014
Clarins                                                   3,460            320
Credit Commercial de France                               4,320            364
Dexia France                                              9,927          1,337
Dexia France (Regd)                                       2,955            398


                                                         International Fund 49

INTERNATIONAL FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Elf Aquitaine - ADR                                      35,800     $    2,542
Elf Aquitaine SA                                         19,640          2,761
Eridania Beghin-Say                                      24,943          5,508
Euro RSCG                                                 7,100          1,435
Galeries Lafayette                                        3,800          3,790
Groupe Andre SA (a)                                       5,655            665
Groupe Danone                                            29,381          8,101
GTM - Entrepose                                          21,740          2,258
Guyenne et Gascogne                                       3,046          1,242
Havas Advertising SA 1998 Warrants (a)                    2,100             12
L'Air Liquide                                            13,780          2,279
L'Oreal (Societe)                                           358            199
Lafarge Corp. SA (BR)                                    11,076          1,145
Lagardere Groupe (Regd)                                  28,900          1,203
Lapeyre (BR)                                              1,820            169
Legrand                                                     829            219
Legris Industries SA                                      4,600            215
LVMH Moet-Hennessy                                       14,722          2,946
Lyonnais Eaux Dumez                                      32,514          5,351
M6 Metropole Television                                   3,300            552
Michelin (Cie Gen) Class B (Regd)                        42,236          2,438
Nord-Est                                                 15,000            330
Omnicom SA (a)                                           10,000          1,168
Pathe SA                                                    836            164
Pechiney International Class A                           51,953          2,092
Peugeot SA                                                6,976          1,500
Pinault-Printemps Redoute SA                              1,671          1,399
Primagaz CIE                                                125             11
Renault (a)                                             108,150          6,152
Rhodia SA (a)                                            48,307          1,347
Sanofi SA                                                13,851          1,629
Schneider SA                                             52,384          4,177
Scor SA                                                  18,000          1,142
Sefimeg (Regd)                                            2,100            152
SGS Thomson Microelectronics (a)                         16,657          1,181
Simco (Regd)(p)                                           3,900            320
Societe Generale                                         25,039          5,206
Sodexho                                                   3,460            654
Strafor-Facom SA                                         22,400          2,190
Sylea                                                     2,800            259
Thomson-CSF                                              31,718          1,207
Total Co. SA Class B                                     19,950          2,594
TV Francaise (TFI)                                        9,883          1,532
Union des Assurances Federales                            5,404            852
Usinor Sacilor                                          165,153          2,551
Valeo                                                    41,311          4,223
Vallourec (Usin)                                            460             37
Vivendi                                                  32,936          7,034
                                                                    ----------

                                                                       129,574
                                                                    ----------

GERMANY - 8.6%
Adidas AG                                                12,200          2,128
AGIV AG fuer Industrie und Verkehrswesen (a)             27,900            774
Allianz AG (Regd)                                         4,660          1,554
BASF AG                                                  14,874            707
Bayer AG                                                 99,731          5,165
Bayerische Hypotheken-und Wechsel Bank AG                 7,139            453
Bayerische Motoren Werk AG                                  472            478
Bayerische Motoren Werke AG (New)(a)                         94             78
Bayerische Vereinsbank AG                                 5,335            453
Bilfinger & Berger BAU AG                                16,050            550
Buderus AG                                                1,447            722
Commerzbank AG                                           45,430          1,731
Continental AG                                           37,280          1,172
Daimler-Benz AG                                          50,291          4,950
Deutsche Bank AG                                         45,219          3,826
Deutsche Lufthansa AG                                    98,790          2,490
Deutsche Telekom AG                                      31,633            866
Dresdner Bank AG                                         44,830          2,424
Fresenius Medical Care AG - ADR                          55,360          1,142
GEA AG                                                    3,797          1,484
Gehe AG                                                  13,610            730
Gerresheimer Glas AG                                     11,350            169
Hannover Rueckversicherungs AG                            7,400            853
Hoechst AG                                               53,520          2,693
Holzmann (Philipp)(a)                                     2,300            548
Hornback Baumarkt AG                                      1,949             96
IKB Deutsche Industriebank AG (p)                         2,250             46
Karstadt AG                                               2,200          1,070
Kiekert AG                                               26,225          1,483
KM Europa Metal AG                                        3,900            493
KSB AG (a)                                                3,600            858
M.A.N. AG                                                 5,850          2,284
Mannesmann AG NPV (a)                                    92,600          9,525
Merck KGAA                                               40,400          1,812
Metro AG                                                 12,720            769
Muenchener Rueckversicherungs-Gesellschaft AG             4,360          2,166
Preussag AG                                              10,080          3,611


50 International Fund

INTERNATIONAL FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
ProSieben Media AG - ADR (a)                              1,410     $       37
Rhoen - Klinikum AG                                       1,762            174
RWE AG                                                   19,700          1,167
RWE AG 1998 Warrants (a)                                 13,000            227
SAP AG                                                    4,120          2,502
Schering AG                                               9,800          1,155
Schmalbach Lubeca AG                                      6,825          1,722
SGL Carbon AG                                             4,614            538
Siemens AG                                               77,361          4,725
SKW Trostberg AG                                         24,600            887
Suedzucker AG                                             3,840          2,336
Tarkett AG                                               22,184            738
Veba AG                                                  87,976          5,920
Viag AG                                                   3,700          2,548
Volkswagen International AG                               6,995          6,761
Wella Aktiengesellschaft                                    350            346
                                                                    ----------

                                                                        94,136
                                                                    ----------

HONG KONG - 1.6%
Cathay Pacific Airways                                  392,000            276
CLP Holdings, Ltd.                                      157,500            718
First Pacific Co.                                       500,000            210
Great Eagle Holdings                                    626,849            550
Guangshen Railway Co., Ltd.                           2,058,000            274
Guoco Group, Ltd.                                       207,000            218
Hang Lung Development Co.                               250,000            248
Hang Seng Bank                                           96,000            543
Henderson Investment, Ltd.                            1,863,000            968
Henderson Land Development Co., Ltd.                     52,000            171
Hong Kong & China Gas Co., Ltd. 1999 Warrants (a)        22,591              2
Hong Kong & China Gas Co., Ltd.                         668,206            759
Hong Kong Electric Holding, Ltd.                      1,076,000          3,333
Hong Kong Telecommunications, Ltd.                       97,200            183
HSBC Holdings (UK Regd) PLC                              79,399          1,942
Hutchison Whampoa, Ltd.                                 583,000          3,078
Hysan Development                                       235,000            194
National Mutual Asia                                    681,000            435
New World Development Co., Ltd.                         380,000            736
Orient Overseas International, Ltd.                     188,000             69
QPL International Holdings, Ltd.                        640,000            124
Sun Hung Kai Properties, Ltd.                           211,200            897
Swire Pacific, Ltd. Class B                             489,000            293
Tai Cheung Holdings                                      73,000             17
Television Broadcast                                    344,000            909
Vitasoy International Holdings, Ltd.                    400,000            131
                                                                    ----------

                                                                        17,278
                                                                    ----------

IRELAND - 0.3%
Greencore Group PLC                                     124,400            678
Independent Newspapers PLC                              160,000            860
Smurfit (Jefferson)                                     239,100            711
Waterford Wedgwood (Units)                              465,000            605
                                                                    ----------

                                                                         2,854
                                                                    ----------

ISRAEL - 0.3%
ECI Telecom, Ltd.                                        73,100          2,760
                                                                    ----------

                                                                         2,760
                                                                    ----------

ITALY - 3.8%
Assicurazioni Generali SPA                               40,360          1,313
Banca Commerciale Italiana                              307,000          1,837
Banca Pop di Bergamo CV                                   3,500             72
Banca Pop di Milano                                     171,343          1,365
Banco di Roma (a)                                     1,738,457          3,620
Credito Italiano                                        714,581          3,742
ENI SPA - ADR                                            34,000          2,210
Ente Nazionale Idrocarburi SPA (Regd)                   579,973          3,803
Fiat SPA di Risp                                        264,358            655
Fila Holdings SPA - ADR                                  12,400            186
Finmeccanica SPA (a)                                    285,003            224
First Banco S. Paolo                                     65,000            938
Gucci Group NV                                            4,709            250
Industrie Natuzzi SPA - ADR                              36,372            946
Istituto Mobiliare Italiano SPA - ADR                    14,000            668
Istituto Mobiliare Italiano SPA                          80,668          1,271
Istituto Nazionale Delle Assicurazioni                   83,000            236
Italgas (Soc. Ital.)                                     24,591            100
Luxottica Group SPA - ADR                                57,000            884
Magneti Marelli SPA                                      73,500            161
Mediaset SPA                                            406,676          2,597
Mediolanum SPA                                           37,381          1,187
Montefibre di Risp (a)                                   90,000             79
Pirelli SPA                                             483,161          1,509
Rinascente (LA)                                          15,500            154
Telecom Italia Mobile SPA                               156,246            956
Telecom Italia SPA                                      960,337          4,650
Telecom Italia SPA di Risp                              783,801          5,772
                                                                    ----------

                                                                        41,385
                                                                    ----------


                                                         International Fund 51

INTERNATIONAL FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
JAPAN - 15.7%
Advantest                                                 2,930     $      158
Alps Electric Co.                                        25,000            298
Amada Co., Ltd.                                          49,000            239
Aoki International                                       27,000            179
Aoyama Trading Co.                                       61,000          1,509
Apic Yamada Corp.                                        25,200            146
Asahi Bank, Ltd.                                        232,000          1,024
Bank of Kyoto, Ltd.                                     138,000            648
Bank of Yokohama                                        206,000            507
Bridgestone Tire Corp.                                   71,000          1,684
Brother Industries                                      122,000            457
Canon Chemicals, Inc.                                     8,000             84
Canon, Inc.                                             258,000          5,878
Chugai Pharmaceutical Co.                               110,000            722
Citizen Watch Co., Ltd.                                  22,000            182
Credit Saison Co.                                        85,000          1,691
CSK Corp., Ltd.                                          18,000            359
Dai Ichi Kangyo Bank                                    198,000          1,167
Dai Ichi Pharmaceutical Co.                             108,000          1,429
Dai Nippon Ink & Chemical Corp.                         183,000            562
Dai Nippon Screen Manufacturing Co.                      41,000            168
Dai-Tokyo Fire & Marine                                 418,000          1,460
Daifuku Machinery Co.                                    11,000             41
Daito Trust Construction                                 59,990            456
Daiwa House Industries Co.                               25,000            221
Daiwa Kosho Lease Co., Ltd.                             104,000            439
Daiwa Securities                                        100,000            432
DDI Corp.                                                   493          1,722
Deodeo Corp.                                             18,000            105
East Japan Railway                                          508          2,395
Ebara Corp.                                              52,000            464
Eisai Co.                                                58,100            794
Ezaki Glico Co.                                          76,000            433
Fanuc Co.                                                21,400            743
Fuji Machine Manufacturing Co.                           71,000          1,890
Fuji Oil Co.                                             78,000            344
Fujitsu, Ltd.                                           233,000          2,460
Fujitsu, Ltd. 1999 Warrants Series 2 (a)                     29             59
Furukawa Electric Co.                                   152,000            513
Gakken Co. (a)                                           53,000             89
General Sekiyu KK                                        32,000            124
Heiwa Corp.                                              36,000            323
Hitachi Koki Co.                                         84,000            346
Hitachi, Ltd.                                           679,000          4,444
Hokkaido Electric                                        24,400            343
Honda Motor Co., Ltd.                                    67,000          2,394
Inax Corp.                                               25,000             86
Intec, Inc.                                              52,000            411
Ishihara Sangyo (a)                                     140,000            194
Ishikawajima-Harima Heavy Industries                    298,000            545
Ito-Yokado Co., Ltd.                                    133,000          6,281
Itochu Corp.                                            200,000            434
Japan Tobacco, Inc.                                         163          1,107
Jeol                                                     50,000            229
Kandenko Co., Ltd.                                       10,000             62
Kao Corp.                                               228,000          3,529
Kawasaki Steel Corp.                                    476,000            861
Kawasho Corp.                                            52,000             64
Kinki Coca-Cola Bottling                                 32,000            389
Kirin Beverage Corp.                                     28,000            528
Kirin Brewery Co.                                        80,000            758
Kissei Pharmaceutical Co.                                35,000            519
Koa Fire & Marine                                        97,000            375
Kokuyo Co., Ltd.                                         13,000            221
Komatsu Forklift Co., Ltd.                               43,000            210
Komori Corp.                                             11,000            210
Kuraray Co., Ltd.                                        29,000            247
Kurimoto Iron Works                                      97,000            358
Kyocera Corp.                                            10,000            490
Kyushu Electric Power                                    13,100            205
Laox                                                     12,000             74
Mabuchi Motor Co.                                        37,300          2,374
Makita Corp.                                            124,000          1,434
Marubeni Corp.                                          787,000          1,577
Marui Co., Ltd.                                          30,000            449
Maruichi Steel Tube                                      51,000            706
Matsumotokiyoshi                                         32,000          1,129
Matsushita Electric Industrial Co., Ltd.                321,000          5,177
Mikuni Coca-Cola Bottling                                29,000            499
Minebea Co., Ltd.                                       197,000          1,968
Ministop Co., Ltd.                                          900             17
Mitsubishi Chemical                                     441,000            801
Mitsubishi Corp.                                        161,000          1,001
Mitsubishi Electric Corp.                               215,000            496
Mitsubishi Estate Co., Ltd.                             119,000          1,050
Mitsubishi Heavy Industries                             502,000          1,902
Mitsui Fudosan Co., Ltd.                                197,000          1,562
Mitsui Marine & Fire Insurance Co., Ltd.                 37,000            187
Mitsui Mining & Smelting Co., Ltd.                      109,000            454
Mitsui O.S.K. Lines                                     156,000            266
Mitsui Trust & Banking                                  390,000            922
Murata Manufacturing Co., Ltd.                          116,000          3,775
Namco                                                    56,000          1,312
NEC Corp.                                                80,000            748
Nichido Fire & Marine                                       400              2
Nichiei Co., Ltd.                                        34,700          2,369


52 International Fund

INTERNATIONAL FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Nikko Securities Co., Ltd.                              130,000     $      541
Nintendo Co.                                              9,000            836
Nippon Denso Co.                                        179,000          2,978
Nippon Fire & Marine                                    113,000            463
Nippon Oil Co.                                          166,000            538
Nippon Telegraph & Telephone Corp.                          911          7,577
Nippon Yusen                                            344,000          1,169
Nishimatsu Construction                                 332,000          1,633
Nisshin Flour Milling Co., Ltd.                          58,000            383
Nissho Iwai Corp.                                       210,000            363
Nomura Securities                                       254,000          2,967
Noritake Co.                                             74,000            348
North Pacific Bank                                      100,000            341
Oki Electric Industries                                 120,000            289
Osaka Gas Co.                                           178,000            458
Pioneer Electronics Corp.                               266,000          5,098
Ricoh Co., Ltd.                                          94,000            993
Rinnai Corp.                                             78,000          1,185
Rohm Co.                                                 33,000          3,401
Roland Corp.                                              7,000            115
Sakura Bank, Ltd.                                       817,000          2,127
Sangetsu Co.                                              6,000             78
Sankyo Co., Ltd.                                         29,000            663
Sankyo Co., Ltd. GUNMA                                   53,000            862
Sankyo Seiko Co.                                        100,000            242
Sanwa Bank                                              126,000          1,131
Sega Enterprises                                          8,300            144
Sekisui Chemical Co., Ltd.                              336,000          1,725
Sekisui House, Ltd.                                     113,000            879
Seven-Eleven Japan NPV                                    3,300            197
Sharp Corp.                                              81,000            658
Shin-Etsu Chemical Co.                                   80,400          1,396
Shiseido Co., Ltd.                                      104,000          1,185
Shohkoh Fund & Co., Ltd.                                    900            222
Showa Shell Sekiyu                                       60,000            269
Sony Corp.                                              115,700          9,999
Stanley Electric                                        116,000            426
Sumitomo Corp.                                           50,000            241
Sumitomo Electric Industries                             62,000            629
Sumitomo Forestry                                       136,000            766
Sumitomo Realty & Development                           281,000          1,244
Sumitomo Rubber Industries                               38,000            206
Sumitomo Trust & Banking                                277,000          1,242
Tadano                                                   45,000            130
Takeda Chemical Industries                               40,000          1,067
Takefuji Corp.                                           13,200            611
TDK Corp.                                                10,000            741
Toc Co.                                                  50,000            430
Toda Corp.                                               70,000            281
Toho Bank                                               100,000            403
Tohoku Electric Power                                    19,700            291
Tokio Marine & Fire Insurance Co.                        20,000            206
Tokyo Broadcasting                                       50,000            560
Tokyo Electric Power                                     80,000          1,574
Tokyo Electronics                                         5,900            181
Tokyo Gas Co.                                           762,000          1,703
Tokyo Steel Manufacturing                                25,000            129
Toppan Printing                                          41,000            440
Torii Pharmaceutical Co., Ltd.                           22,800            416
Toshiba Corp.                                           501,000          2,054
Tostem Corp.                                             42,000            546
Toyota Motor Corp.                                      124,000          3,219
Tsubakimoto Chain Co.                                    74,000            249
Uniden Corp.                                             54,000            592
UNY Co., Ltd.                                            13,000            212
West Japan Railway Co.                                      100            364
Yamaha Motor Co.                                         56,000            352
Yamanouchi Pharmaceutical                                75,000          1,568
Yamato Kogyo Co.                                         42,000            310
Yamato Transport                                         87,000            978
Yasuda Fire & Marine
Insurance Co., Ltd. (The)                                88,000            375
Yodogawa Steel Works, Ltd.                               71,000            334
Yurtec Corp.                                              4,550             28
                                                                    ----------

                                                                       171,240
                                                                    ----------

MALAYSIA - 0.2%
Berjaya Leisure Berhad                                   60,000             33
Carlsberg Brewery Malaysia Berhad                       170,000            516
Commerce Asset Holdings                                 180,000             67
Golden Hope Plantation                                   50,000             46
Kumpulan Guthrie                                        392,000            227
Malayan Banking Berhad                                  140,000            141
Malayan Banking Berhad Class A (a)                      140,000            141
Malaysian Airline System                                 50,000             17
Oriental Holdings Berhad                                 30,000             50
Perlis Plantations                                      216,000            187
Resorts World Berhad                                    543,000            597
Technical Resource Industries Berhad                    396,000            271
                                                                    ----------

                                                                         2,293
                                                                    ----------

MEXICO - 0.3%
Cemex SA de CV - ADR                                     19,000            142
Cemex SA de CV Class B NPV                               24,709            109


                                                         International Fund 53

INTERNATIONAL FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Cemex SA de CV NPV                                          741     $        3
Cifra SA de CV - ADR (a)                                  2,869             52
Compania Cervecerias Unidas SA - ADR                      3,214             67
Fomento Economico Mexicano SA de CV (a)                   4,511            141
Gruma SA - ADR (a)                                       10,526             93
Gruma SA Series B NPV (a)                                45,900            100
Grupo Financiero Banamex AC
Series B NPV (a)                                         58,052            113
Grupo Financiero Banamex AC
Series L NPV (a)                                          3,655              6
Grupo Industrial Maseca Series B NPV                    131,263             96
Grupo Modelo SA Series C                                 14,752            125
Grupo Radio Centro SA de CV - ADR                        37,200            414
Grupo Television SA de CV - GDR (a)                       8,409            316
Kimberly-Clark, Mexico Class A NPV                       38,044            134
Panamerican Beverages, Inc. Class A                       7,354            231
Telefonos de Mexico SA Series L - ADR                    11,479            552
TV Azteca SA de CV - ADR                                  5,900             64
                                                                    ----------

                                                                         2,758
                                                                    ----------

NETHERLANDS - 6.4%
ABN Amro Holdings NV                                    108,133          2,532
AKZO Nobel NV                                               649            144
AKZO Nobel NV - ADR                                      13,800          1,532
Apothekers Cooperatie OPG                                15,600            526
ASM Lithography Holding NV (a)                           12,840            380
Baan Co. NV (a)                                           4,170            149
Benckiser NV Class B (a)                                 18,000          1,108
Boskalis Westminster CVA                                 23,905            355
CSM NV CVA                                                8,507            409
DOCdata NV (a)                                           42,500          1,219
Elsevier NV                                              64,808            979
European Vinyls Corp. International NV                    7,200            126
Fortis Amev NV                                           10,292            603
Heineken Holding NV Class A (a)                          15,624            515
Hollandsche Beton Groep NV                               51,580          1,076
Hunter Douglas NV                                        38,887          2,114
ING Groep NV                                             66,813          4,378
KNP BT (Kon) NV                                          60,442          1,561
Koninklijke Ahold NV                                      9,186            295
Koninklijke Emballage Industrie Van Leer                 34,300            796
Koninklijke KPN NV (a)                                  129,427          4,985
Koninklijke Numico NV                                     6,060            190
Nedlloyd Groep NV                                        45,000            914
Nutreco Holding NV                                       57,000          1,997
Pakhoed Kon NV CVA                                       12,000            390
Philips Electronics                                      95,968          8,073
Philips Electronics NV - ADR                             33,200          2,818
Polygram                                                 20,276          1,035
Royal Dutch Petroleum Co.                               143,437          7,960
Royal PTT Nederland NV                                   22,252          1,416
Stork NV                                                 22,315            711
TNT Post Group NV (a)                                   129,427          3,311
Unilever NV                                              32,080          2,547
Vedior                                                   32,135            909
Vendex NV (a)                                            32,565          1,226
Verenigde Nederlandse
   Uitgeversbedrijven Verenigd Bezit                    202,357          7,357
Wereldhave NV                                             8,338            479
Wolters Kluwer CVA                                       21,795          2,993
                                                                    ----------

                                                                        70,108
                                                                    ----------

NEW ZEALAND - 0.4%
Air New Zealand Class B                                 203,400            219
Fletcher Challenge Building                              21,702             27
Fletcher Challenge Energy                               583,101          1,396
Fletcher Challenge Paper                                135,150            150
Lion Nathan, Ltd.                                        66,600            148
Telecom Corp. of New Zealand, Ltd.                      786,133          1,685
Telecom Corp. of New Zealand, Ltd. NPV                  219,549            907
Wrightson, Ltd.                                         300,000             59
                                                                    ----------

                                                                         4,591
                                                                    ----------

NORWAY - 0.5%
Bergesen DY AS Series A                                   4,130             79
Fred. Olsen Energy ASA (a)                               44,750            596
Kvaerner Industries AS Series B                          10,000            309
Norsk Hydro AS                                           26,306          1,158
Orkla ASA Class A (a)                                    40,396            941
Orkla ASA Class B (a)                                    29,732            626
P4 Radio Hele Norge ASA                                 102,000            466
Rieber & Son ASA Series B                                44,000            431
Saga Petroleum AS Series B                                8,070            114
Schibsted AS                                             51,600            868
                                                                    ----------

                                                                         5,588
                                                                    ----------

PANAMA - 0.0%
Banco Latinoamericano de
Exportaciones SA Class E                                  1,820             56
                                                                    ----------

                                                                            56
                                                                    ----------



54 International Fund

INTERNATIONAL FUND

June 30, 1998 (Unaudited)

                                                       NUMBER          MARKET
                                                         OF            VALUE
                                                       SHARES          (000)
                                                     ----------     ----------
PERU - 0.0%
Credicorp, Ltd.                                           4,092     $       60
Telefonica Del Peru SA Class B - ADR                      3,440             70
                                                                    ----------

                                                                           130
                                                                    ----------

PORTUGAL - 0.4%
Banco Totta e Acores (Regd)                              16,000            485
Jeronimo Martins SGPS                                    10,580            509
Portugal Telecom SA                                      52,194          2,768
Telecel-Comunicacaoes Pessoaissa                          4,600            817
                                                                    ----------

                                                                         4,579
                                                                    ----------

RUSSIA - 0.0%
Gazprom - ADR                                             7,390             79
Lukoil Oil Co. - ADR                                      1,400             47
                                                                    ----------

                                                                           126
                                                                    ----------

SINGAPORE - 0.5%
Creative Technology, Ltd. (a)                             5,000             62
Development Bank of Singapore, Ltd. (Alien Market)      287,200          1,594
Fraser & Neave                                          135,000            364
Jardine Strategic Holdings, Ltd. (a)                    541,437          1,029
Jurong Shipyard                                         100,000            484
Mandarin Oriental International, Ltd. (a)               542,878            309
Overseas Union Enterprises                              166,000            245
Singapore Airlines, Ltd. (Alien Market)                  74,000            347
Singapore Land                                           46,000             97
Singapore Press Holdings, Ltd. (Alien Market)            80,045            537
Singapore Telecommunications, Ltd.                       87,000            124
Straits Steamship Land, Ltd.                            110,000            101
United Overseas Bank, Ltd. (Alien Market)               103,000            320
                                                                    ----------

                                                                         5,613
                                                                    ----------

SOUTH AFRICA - 0.2%
Sappi, Ltd. (a)                                         244,300            917
South African Breweries                                  55,100          1,133
                                                                    ----------

                                                                         2,050
                                                                    ----------

SOUTH KOREA - 0.0%
Samsung Electronics, Ltd.                                 4,379            136
                                                                    ----------

                                                                           136
                                                                    ----------
SPAIN - 3.7%
Acerinox SA                                               6,500            866
Adolfo Dominguez SA (a)                                  25,800            875
Banco Bilbao Vizcaya SA                                  29,630          1,521
Banco Popular Espanol SA                                 18,940          1,615
Banco Santander SA (Regd)(a)                            106,472          2,725
Baron de Ley SA (a)                                      16,286            541
Campofrio Alimentacion SA (a)                             8,500            701
Centros Commerciales Pryca                               30,800            570
Corp. Fin. Reunida (a)                                   32,000            483
Corporacion Bancaria de Espana SA                        50,600          2,283
Corporacion Bancaria de Espana SA (Regd)(a)              49,448          1,109
Dragados y Construcciones SA                              6,600            211
Endesa SA                                                92,986          2,034
Fuerzas Electricat Series A                              73,300            655
Gas Natural SDG SA                                        3,102            224
Gas Y Electricidad SA Series 2                           19,741          1,502
Grupo Acciona SA                                          4,750          1,130
Hidroelectrica del Cantabrico SA                         12,490            570
Iberdrola SA                                            110,483          1,794
Prosegur CIA de Seguridad SA (Regd)                      55,000            655
Repsol SA                                                67,653          3,728
Repsol SA - ADR                                          52,800          2,904
Tabacalera SA Class A (Regd)                            191,092          3,913
Telefonica de Espana                                    126,974          5,871
Union Electrica Fenosa                                   13,000            167
Viscofan Envoltura                                       25,500          1,188
                                                                    ----------

                                                                        39,835
                                                                    ----------

SWEDEN - 2.9%
ABB AB Series A                                          19,610            278
ABB AB Series B                                          67,000            932
Asticus AB (a)                                           11,465            126
Astra AB Series A                                       161,081          3,292
Astra AB Series B                                        54,604          1,089
Atlas Copco AB Series B                                  11,030            301
Autoliv, Inc.                                           106,930          3,419
Avesta-Sheffield                                         54,500            270
BT Industries AB                                         22,000            444
Diligentia AB                                            22,930            198
Electrolux AB Series B (a)                              178,820          3,072
Esselte AB Series B                                       3,570             83
Fastighetspartner NF AB (Units)(a)                       19,000             19
Gambro AB Series B (a)                                   53,500            979
Granges AB                                                5,155             94
Hennes and Mauritz AB Series B                           32,070          2,047


                                                         International Fund 55

INTERNATIONAL FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Hoganas AB B Shares                                      27,450     $      613
Munksjo AB                                               50,800            497
Nordbanken Holding AB                                   159,298          1,168
Om Gruppen AB (a)                                        52,600          1,095
Pharmacia & Upjohn, Inc.                                 48,300          2,228
Sandvik AB Series A                                       3,360             93
Sandvik AB Series B                                       9,820            270
Scandic Hotels AB                                        28,210          1,026
Scania AB Series A                                       39,200            953
Scania AB Series B                                        6,200            150
Scribona AB Series B Free                                 4,140             50
Stora Kopparbergs Bergslags Aktiebolag Series A         131,000          2,061
Svenska Celluosa Series B Free                           19,000            492
Svenska Handelsbank Series A                             37,700          1,749
Telefonaktiebolaget Ericsson (LM) Series B               42,840          1,251
Tornet Fastighets AB                                     52,000            834
                                                                    ----------

                                                                        31,173
                                                                    ----------

SWITZERLAND - 5.7%
ABB AG                                                      946          1,399
Adecco SA                                                 3,879          1,752
Baloise Holding, Ltd.                                       425            349
Baloise Holding, Ltd. 1998 Rights (a)                       850            697
Barry Callebaut AG (Regd)(a)                              3,415            737
Bobst AG (BR)                                               300            553
Ciba Specialty Chemicals AG                               3,672            472
Credit Suisse Group (Regd)                                5,495          1,225
Fischer (Georg) AG (Regd)                                 1,600            623
Forbo Holding AG (Regd)                                   2,880          1,468
Generali (Schweiz) Holding                               11,195          3,379
Hero (BR)                                                 1,595          1,085
Holderbank Financiere Glarus AG (BR)                        700            892
Jelmoli Holding AG                                          925          1,176
Lindt & Spruengli AG                                        160            413
Lindt & Spruengli AG (Regd)                                  10            261
Nestle SA (Regd)                                          6,159         13,202
Novartis AG (Regd)                                        1,668          2,780
Phoenix Mecano (BR)                                         800            518
Publicitas Holdings SA - (Regd)                           2,000            621
Roche Holdings Genusscheine AG NPV                          627          6,167
Sarna Kunststoff Holdings AG (Regd)                         250            437
SGS Holding (BR)                                            450            764
Siegfried AG Series R                                     1,013          1,284
SMH AG Neuenburg (Regd)                                   8,900          1,487
Sulzer AG (Regd)                                          1,650          1,304
Sulzer Medica AG (Regd)                                   7,475          1,965
Swisslog Holding AG                                       9,558          1,105
UBS AG (a)                                               32,846         12,233
Zurich Versicherungsgesellschaft (Regd)                   3,100          1,982
                                                                    ----------

                                                                        62,330
                                                                    ----------

THAILAND - 0.0%
Thai Farmers Bank (Alien Market)                        135,000            119
                                                                    ----------

                                                                           119
                                                                    ----------

UNITED KINGDOM - 19.5%
Abbey National PLC                                       36,000            640
Airtours PLC                                            132,000            990
Anglian Water PLC                                       127,400          1,787
ASDA-MFI Group PLC                                      988,849          3,397
B.A.T. Industries PLC                                   319,500          3,201
Barclays Bank PLC                                        94,200          2,718
Barratt Development PLC                                  68,300            301
BASS PLC                                                 48,214            904
Berisford PLC                                           231,000            883
BG PLC                                                   36,441            211
Billiton PLC                                            327,300            664
BOC Group PLC                                           201,574          2,748
British Aerospace PLC (a)                               631,480          4,840
British Airways PLC                                     145,580          1,576
British Airways PLC - ADR                                 8,270            890
British Petroleum Co. PLC                               442,906          6,463
British Sky Broadcasting Group PLC                       91,900            661
British Steel PLC                                       343,600            756
British Telecom PLC                                     195,007          2,409
BTR PLC (a)                                           1,016,003          2,884
Bunzl PLC                                               395,500          1,862
Burmah Castrol PLC                                       39,000            695
Cable & Wireless Communications PLC (a)                 307,000          3,111
Cable & Wireless PLC                                    226,360          2,751
Cadbury Schweppes PLC                                   104,228          1,614
Caradon PLC                                              87,423            269
Centrica PLC (a)                                         68,500            116
Coats Viyella PLC                                       290,000            356
Commercial Union Assurance Co. PLC                      148,000          2,763
Compass Group PLC (a)                                   111,200          1,279
Courtaulds Textile Co. PLC                              130,000            629
Cowie Group PLC                                         149,166            872
Devro International PLC                                 210,000          1,765
Diageo PLC                                              885,933         10,503
ED&F Man Group PLC                                      140,000            725


56 International Fund

INTERNATIONAL FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Electrocomponents PLC                                    27,000     $      212
EMI Group PLC                                            99,000            866
First Leisure Corp. PLC                                 165,000            959
Flextech PLC (a)                                         80,000            740
Gallaher Group PLC                                       92,900            514
General Accident PLC                                     61,500          1,386
GKN PLC (a)                                              10,000            127
Glaxo Wellcome PLC                                      273,463          8,214
Glynwed International PLC                               185,200            762
Granada Group PLC                                        57,000          1,049
Great University Stores PLC                              80,000          1,055
Guardian Royal Exchange PLC (a)                         353,333          2,071
Hanson PLC                                               87,375            531
Heywood Williams Group PLC                               21,666             94
Hickson International PLC                               694,500            858
Hillsdown Holdings PLC                                  369,876          1,007
HSBC Holdings PLC                                        46,000          1,168
Hyder PLC                                                70,333          1,106
Imperial Chemical Industries PLC                        182,985          2,939
Imperial Tobacco Group PLC                              119,000            878
Independent Newspapers PLC                              292,300          1,537
Kingfisher PLC                                          126,657          2,041
Ladbroke Group, Ltd. PLC                                531,013          2,917
Laing (John) PLC Class A NV                              18,800            124
Laird Group PLC                                         212,830            995
Lloyds TSB Group PLC                                    321,408          4,500
London Clubs International                              200,000            528
LucasVarity PLC                                       1,722,137          6,844
Manchester United PLC                                   500,000          1,317
Medeva PLC                                              293,000            832
MEPC PLC                                                 34,000            299
MFI Furniture Group PLC                                 409,641            434
Mirror Group News PLC                                   805,000          3,038
National Power PLC                                       78,000            735
National Westminster Bank PLC                           140,000          2,504
Northern Rock PLC                                        50,600            448
Nycomed Amersham PLC (a)                                 52,217            389
Pace Micro Technology PLC                               190,000            241
PIC International Group PLC (a)                         300,000          1,077
Pilkington Brothers PLC                                 221,000            408
Powell Duffryn PLC                                       68,000            621
Powergen PLC                                            190,231          2,630
Premier Consolidated Oil PLC                            605,000            427
Premier Farnell PLC                                      73,000            372
Provident Financial PLC                                  76,228          1,196
Prudential Corp. PLC                                    137,000          1,806
Racal Electronics PLC                                   316,800          1,796
Railtrack Group PLC                                     278,150          6,822
Rank Group PLC                                          132,750            729
Redland PLC                                              23,033            132
Reed International                                      191,080          1,729
Rio Tinto Corp. PLC (Regd)                              262,953          2,964
Rolls-Royce PLC                                          37,370            154
Royal & Sun Alliance Insurance Group PLC                435,732          4,507
Royal Bank of Scotland Group PLC                        104,500          1,815
Safeway PLC                                             393,541          2,579
Sainsbury (J.) PLC                                      218,432          1,948
Shell Transportation & Trading PLC (Regd)               901,000          6,349
Smith & Nephew PLC                                      757,000          1,893
Smith (David S.) Holdings PLC                            43,000            139
SmithKline Beecham PLC                                  296,380          3,620
Somerfield PLC                                          795,058          5,084
South West Water PLC                                     93,100          1,544
Stagecoach Holdings PLC                                  79,160          1,685
Stakis PLC                                              595,442          1,213
Standard Chartered Bank Group PLC                       141,000          1,603
Storehouse PLC                                          461,000          1,917
Tarmac, Ltd. PLC                                      1,020,699          1,824
Taylor Woodrow PLC                                      558,300          1,864
Tesco Store Holdings PLC                                 56,463            552
Thames Water PLC                                         33,000            601
Thorn PLC                                               261,428          1,056
Tomkins PLC                                             725,236          3,939
Transport Development Group PLC (a)                     104,760            520
Unilever PLC                                            127,640          1,360
United Newspaper, Ltd. PLC                               52,200            730
Vickers, Ltd. PLC                                       208,700            763
Vodafone Group PLC                                      595,680          7,564
W.H. Smith Group PLC (a)                                396,720          3,524
Wessex Water PLC                                        147,000          1,119
WPP Group PLC                                           230,000          1,508
Zeneca Group PLC                                         39,000          1,674
                                                                    ----------

                                                                       211,849
                                                                    ----------

VENEZUELA - 0.0%
CIA Anon Nacional Telefonos de Venezuela - ADR            5,282            132
                                                                    ----------

                                                                           132
                                                                    ----------

TOTAL COMMON STOCKS
(cost $860,010)                                                      1,001,819
                                                                    ----------


                                                         International Fund 57

INTERNATIONAL FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
PREFERRED STOCKS - 1.6%
AUSTRALIA - 0.2%
News Corp., Ltd.                                        189,897     $    1,349
Sydney Harbour Casino Holdings, Ltd. (a)              1,058,762            617
                                                                    ----------

                                                                         1,966
                                                                    ----------

AUSTRIA - 0.3%
Z Landerbank Bank Austria AG                             39,141          3,181
                                                                    ----------

                                                                         3,181
                                                                    ----------

BRAZIL - 0.1%
Banco Bradesco SA NPV                                22,758,054            190
Banco Itau SA (Regd)                                    169,000             96
Brahma (cia Cervej) NPV                                 186,724            116
Brasmotor SA NPV                                        529,000             48
CEMIG SA                                              3,340,523            104
Cim Port Itau (Cia)                                     370,920             66
Empresa Nacional Com Redito NPV                         288,490              1
Petroleo Brasileiro SA NPV                            1,849,080            344
Telecomunicacoes de Minas Gerais Class B NPV            838,270             58
Telecomunicacoes de Sao Paulo SA - NPV                1,023,792            241
Telecomunicacoes do Rio de Janeiro SA NPV               872,476             66
Telemig Celular SA Class C NPV (a)                      838,270             25
Telerj Celular SA Class B NPV (a)                       872,476             52
Telesp Celular SA Class B NPV (a)                     1,023,792             85
Usiminas Uni Sd Mg NPV                                    7,598             39
                                                                    ----------

                                                                         1,531
                                                                    ----------

GERMANY - 0.7%
Bayer Motoren Werk                                          900            564
Bayerische Motoren Werke AG (a)                             180            109
Draegerwerk AG                                              750             18
Dyckerhoff AG                                               250             98
Fielmann AG                                               2,133             75
Fresenius AG                                              1,010            192
Hornbach Holding AG                                       2,060            188
Hugo Boss                                                   300            662
Jungheinrich                                              7,150          1,328
M.A.N. AG                                                   250             68
Porsche AG                                                  425          1,225
ProSieben Media AG NV (a)                                11,555            599
Rheinmetall AG (a)                                       26,500            757
RWE AG                                                   13,000            556
SAP AG                                                    1,157            786
Volkswagen AG                                               500            345
Wella AG                                                    100            111
                                                                    ----------

                                                                         7,681
                                                                    ----------

ITALY - 0.0%
Fiat SPA                                                171,397            427
                                                                    ----------

                                                                           427
                                                                    ----------

JAPAN - 0.2%
Sanwa International Financial
Bermuda Trust (conv.)                               216,000,000          1,593
                                                                    ----------

                                                                         1,593
                                                                    ----------

NETHERLANDS - 0.0%
Internationale Nederlanden Groep NV                       2,901             13
                                                                    ----------

                                                                            13
                                                                    ----------

UNITED STATES - 0.1%
WBK STRYPES Trust (conv.)                                18,900            571
                                                                    ----------

                                                                           571
                                                                    ----------

TOTAL PREFERRED STOCKS
(cost $12,653)                                                          16,963
                                                                    ----------
                                                      PRINCIPAL
                                                       AMOUNT
                                                       (000)
                                                     ----------
LONG-TERM INVESTMENTS - 0.1%
JAPAN - 0.1%
Sumitomo Wiring Systems
   0.900% due 09/30/98                               JPY 45,000            268
Yamanouchi Pharmaceutical (conv.)
   1.250% due 03/31/14                                   90,000            924
                                                                    ----------

TOTAL LONG-TERM INVESTMENTS
(cost $1,357)                                                            1,192
                                                                    ----------


58 International Fund

INTERNATIONAL FUND

June 30, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
SHORT-TERM INVESTMENTS - 4.3%
UNITED STATES - 4.3%
Frank Russell Investment Company
  Money Market Fund,
  due on demand (b)                                   $  38,492     $   38,492
United States Treasury Notes
   5.2505 due 07/31/98 (b)(c)                             8,850          8,850
                                                                    ----------
TOTAL SHORT-TERM INVESTMENTS
(cost $47,342)                                                          47,342
                                                                    ----------
TOTAL INVESTMENTS
(identified cost $921,362)(d) - 97.9%                                1,067,316

OTHER ASSETS AND LIABILITIES,
NET - 2.1%                                                              22,553
                                                                    ----------

NET ASSETS - 100.0%                                                 $1,089,869
                                                                    ----------
                                                                    ----------

(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d)  See Note 2 for federal income tax information.


ABBREVIATIONS:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
GDS - Global Depositary Share
NPV - No Par Value
NV - Nonvoting
PLC - Public Limited Company


FOREIGN CURRENCY ABBREVIATIONS:
AUD - Australian dollar
CAD - Canadian dollar
CHF - Swiss franc
DEM - German mark
ESP - Spanish peseta
FIM - Finnish markka
FRF - French franc
GBP - British pound
ITL - Italian lira
JPY - Japanese yen
MXN - Mexican peso
MYR - Malaysian ringgit
NLG - Dutch guilder
NZD - New Zealand dollar
PTE - Portuguese escudo
SEK - Swedish krone
SGD - Singapore dollar
USD - U.S. dollar

The accompanying notes are an integral part of the financial statements.


                                                         International Fund 59

INTERNATIONAL FUND

June 30, 1998 (Unaudited)

                                                                    UNREALIZED
                                                      NUMBER       APPRECIATION
                                                        OF        (DEPRECIATION)
                                                     CONTRACTS         (000)
                                                     ----------    ------------
FUTURES CONTRACTS
(Notes 2 and 3)

FTSE - 100 Index
  Futures Contracts (UK)
  expiration date 09/98                                     309     $       524
TOPIX Index
  Futures Contracts (Japan)
  expiration date 09/98                                     256             521
                                                      ---------     -----------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                                           $     1,045
                                                                    -----------
                                                                    -----------


(#) At June 30, 1998, United States Treasury Notes valued at $8,850 were held as collateral in connection with futures contracts purchased by the Fund.


                                                        % OF          MARKET
                                                        NET           VALUE
INDUSTRY DIVERSIFICATION                               ASSETS         (000)
-------------------------------------------------    ----------    -----------
Auto & Transportation                                       8.0%   $    87,217
Consumer Discretionary                                     17.6        192,011
Consumer Staples                                            8.6         93,916
Financial Services                                         15.9        172,674
Health Care                                                 5.1         55,011
Integrated Oils                                             2.0         21,833
Material & Processing                                      11.9        129,813
Miscellaneous                                               1.4         15,503
Other Energy                                                3.0         33,106
Producer Durables                                           8.3         90,714
Technology                                                  3.9         42,042
Utilities                                                   7.8         84,942
Long-Term Investments                                       0.1          1,192
Short-Term Investments                                      4.3         47,342
                                                     ----------    -----------
Total Investments                                          97.9      1,067,316
Other Assets and Liabilities, Net                           2.1         22,553
                                                     ----------    -----------
NET ASSETS                                                 100%    $ 1,089,869
                                                     ----------    -----------
                                                     ----------    -----------


                                                        % OF          MARKET
                                                        NET           VALUE
GEOGRAPHIC DIVERSIFICATION                             ASSETS         (000)
-------------------------------------------------    ----------    -----------
Europe                                                     47.8%   $   521,226
Japan                                                      16.0        174,025
United Kingdom                                             19.4        211,849
Pacific Basin                                               5.3         57,182
Latin America                                               0.7          7,736
United States (Short-Term Investments)                      4.3         47,342
United States                                               0.1            571
Other                                                       4.3         47,385
                                                     ----------    -----------

Total Investments                                          97.9      1,067,316
Other Assets and Liabilities, Net                           2.1         22,553
                                                     ----------    -----------
NET ASSETS                                                 100%    $ 1,089,869
                                                     ----------    -----------
                                                     ----------    -----------


       The accompanying notes are an integral part of the financial statements.


60 International Fund

INTERNATIONAL FUND

FOREIGN CURRENCY EXCHANGE CONTRACTS (Note 2)

June 30, 1998 (Unaudited)


FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS

                                                           UNREALIZED
CONTRACTS TO         IN EXCHANGE                          APPRECIATION
   DELIVER               FOR            SETTLEMENT       (DEPRECIATION)
    (000)               (000)              DATE               (000)
-------------       --------------     ------------       ------------
GBP         2       AUD          4       07/02/98         $         --
USD       550       CHF        834       07/03/98                    1
USD       114       DEM        205       07/02/98                   --
USD       197       FRF      1,188       07/31/98                   (1)
USD     1,002       GBP        602       07/02/98                    3
USD       926       GBP        556       07/07/98                    2
USD       161       ITL    285,750       07/07/98                   --
USD       127       JPY     17,663       07/02/98                   --
USD       737       JPY    102,264       07/03/98                    3
MYR       541       NLG      1,105       07/01/98                    3
USD       265       NLG        540       07/02/98                   --
USD        76       NZD        146       07/02/98                   --
USD       135       SEK      1,078       07/02/98                   --
AUD       212       USD        128       07/01/98                   (4)
AUD       125       USD         75       07/02/98                   (2)
AUD       222       USD        135       07/06/98                   (3)
AUD        33       USD         21       07/02/98                   --
CAD         2       USD          2       07/02/98                   --
DEM       883       USD        490       07/03/98                    1
DEM       163       USD         90       07/02/98                   --
ESP     1,013       USD          7       07/02/98                   --
FIM     1,160       USD        211       07/01/98                   (1)
FRF     3,178       USD        524       07/31/98                   (1)
FRF       686       USD        113       07/31/98                   --
FRF     2,335       USD        384       07/31/98                   (2)
FRF     2,178       USD        360       07/31/98                   --
FRF     8,218       USD      1,359       07/02/98                   --
GBP         1       AUD          2       07/02/98                   --
GBP       567       USD        944       07/01/98                   (2)
GBP       367       USD        613       07/02/98                   --
GBP       807       USD      1,340       07/03/98                   (7)
ITL       216       USD          -       07/02/98                   --
JPY    25,175       USD        177       07/03/98                   (5)
JPY     8,826       USD         62       07/06/98                   (2)
MXN     9,706       USD      1,080       07/02/98                    1
MYR     2,276       NLG        541       07/01/98                   (7)
NLG     4,096       USD      2,005       07/01/98                  (10)
NZD        96       USD         50       07/02/98                   --
PTE     1,139       USD          6       07/02/98                   --
SEK        40       USD          5       07/02/98                   --
SGD         3       USD          2       07/02/98                   --
                                                          ------------
                                                          $        (33)
                                                          ------------
                                                          ------------


FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                           UNREALIZED
CONTRACTS TO         IN EXCHANGE                          APPRECIATION
   DELIVER               FOR            SETTLEMENT       (DEPRECIATION)
    (000)               (000)              DATE               (000)
-------------       --------------    -------------       ------------
USD     1,626       GBP      1,000       09/18/98         $         36
USD       809       GBP        500       09/18/98                   22
USD     6,067       GBP      3,650       09/18/98                    1
USD    23,448       GBP     14,100       09/18/98                   (9)
USD       528       JPY     75,000       09/18/98                   20
USD       701       JPY    100,000       09/18/98                   30
USD     1,483       JPY    200,000       09/18/98                  (20)
USD     1,806       JPY    250,000       09/18/98                   23
USD       181       JPY     25,000       09/18/98                    2
USD     1,079       JPY    150,000       09/18/98                   18
USD       711       JPY    100,000       09/18/98                   21
USD    15,907       JPY  2,200,000       09/18/98                  189
USD     3,774       NZD  7,289,000       07/01/98                   19
JPY 2,470,000       USD     18,147       08/27/98                  133
JPY   100,000       USD        730       09/18/98                   (2)
NZD     1,153       USD        632       07/01/98                   32
NZD     1,524       USD        829       07/01/98                   36
NZD     3,272       USD      1,822       07/01/98                  119
NZD     1,340       USD        732       07/01/98                   34
NZD     4,074       USD      2,099       09/03/98                  (21)
                                                          ------------
                                                          $        683
                                                          ------------
                                                          ------------


       The accompanying notes are an integral part of the financial statements.

                                                       International Fund 61

INTERNATIONAL FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998 (Unaudited)



                                                                                                                Amounts in
                                                                                                            thousands (except
                                                                                                             per share amount)

ASSETS
Investments at market (identified cost $921,362)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .   $       1,067,316
Foreign currency holdings (identified cost $17,163). . . . . . . . . . . . . . . . . . . . . . . . . . .              17,118
Forward foreign currency exchange contracts (cost $83,113)(Note 2) . . . . . . . . . . . . . . . . . . .              83,464
Foreign currency exchange spot contracts (cost $15,560)(Note 2). . . . . . . . . . . . . . . . . . . . .              15,573
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,641
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              15,222
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,215
  Foreign taxes recoverable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,574
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . . . . . . . . . . . .                 147
Short-term investments held as collateral for securities loaned, at market (Note 3). . . . . . . . . . .              95,609
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,299,879

LIABILITIES
Payables:
  Bank overdraft . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          765
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              10,549
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,584
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 694
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 422
Forward foreign currency exchange contracts (cost $83,113)(Note 2) . . . . . . . . .              82,781
Foreign currency exchange spot contracts (cost $15,560)(Note 2). . . . . . . . . . .              15,606
Payable upon return of securities loaned, at market (Note 3) . . . . . . . . . . . .              95,609
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             210,010
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    1,089,869
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        3,851
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              28,883
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             145,954
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,045
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 620
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 274
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             909,242
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    1,089,869
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($1,089,868,826 divided by 27,393,963 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        39.79
                                                                                                              --------------
                                                                                                              --------------

The accompanying notes are an integral part of the financial statements.


62 International Fund

INTERNATIONAL FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1998 (Unaudited)


                                                                                                            Amounts in thousands
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $         16,041
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,100
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 306
  Less foreign taxes withheld. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,786)
                                                                                                            ----------------
     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              15,661

EXPENSES (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        3,948
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 803
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 130
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  24
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  27
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  19
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,953
                                                                                                            ----------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              10,708
                                                                                                            ----------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              47,395
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,663
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .                (291)             48,767
                                                                                          --------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              93,147
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,066
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .                 814              96,027
                                                                                          --------------    ----------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             144,794
                                                                                                            ----------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .    $        155,502
                                                                                                            ----------------
                                                                                                            ----------------

The accompanying notes are an integral part of the financial statements.


                                                         International Fund 63

INTERNATIONAL FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                Amounts in thousands

                                                                                       FOR THE SIX MONTHS      FOR THE YEAR
                                                                                      ENDED JUNE 30, 1998          ENDED
                                                                                          (UNAUDITED)        DECEMBER 31, 1997
                                                                                      -------------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        $     10,708         $    11,499
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              48,767              41,977
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .              96,027             (46,787)
                                                                                            ------------         -----------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .             155,502               6,689
                                                                                            ------------         -----------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (614)             (9,488)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . . . .                  --              (4,696)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .              (9,225)            (50,573)
  In excess of net realized gain on investments. . . . . . . . . . . . . . . . . . .                  --             (12,206)
                                                                                            ------------         -----------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .              (9,839)            (76,963)
                                                                                            ------------         -----------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6). . . .             (28,529)             98,629
                                                                                            ------------         -----------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .             117,134              28,355

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             972,735             944,380
                                                                                            ------------         -----------

  End of period (including undistributed net investment income of
     $3,851 and accumulated distributions in excess of net investment
     income of $6,243, respectively) . . . . . . . . . . . . . . . . . . . . . . . .        $  1,089,869         $   972,735
                                                                                            ------------         -----------
                                                                                            ------------         -----------


       The accompanying notes are an integral part of the financial statements.


64 International Fund

INTERNATIONAL FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.


                                                                                     YEAR ENDED DECEMBER 31,
                                                                    ------------------------------------------------------
                                                            1998*      1997       1996       1995       1994       1993
                                                         ---------- ---------- ---------- ---------- ---------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . .   $    34.60 $    37.39 $    36.26 $    34.28 $    37.34 $    28.92
                                                         ---------- ---------- ---------- ---------- ---------- ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . .          .39        .46        .44        .48        .61        .58
  Net realized and unrealized gain
     (loss) on investments . . . . . . . . . . . . . .         5.15       (.28)      2.41       3.16        .65       9.63
                                                         ---------- ---------- ---------- ---------- ---------- ----------

     Total Income From Investment Operations . . . . .         5.54        .18       2.85       3.64       1.26      10.21
                                                         ---------- ---------- ---------- ---------- ---------- ----------

DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . .         (.02)      (.37)      (.35)      (.64)      (.36)      (.57)
  In excess of net investment income . . . . . . . . .           --       (.18)        --       (.08)        --       (.16)
  Net realized gain on investments . . . . . . . . . .         (.33)     (1.95)     (1.37)      (.94)     (3.73)     (1.06)
  In excess of net realized gain on investments. . . .           --       (.47)        --         --       (.23)        --
                                                         ---------- ---------- ---------- ---------- ---------- ----------

     Total Distributions . . . . . . . . . . . . . . .         (.35)     (2.97)     (1.72)     (1.66)     (4.32)     (1.79)
                                                         ---------- ---------- ---------- ---------- ---------- ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . .   $    39.79 $    34.60 $    37.39 $    36.26 $    34.28 $    37.34
                                                         ---------- ---------- ---------- ---------- ---------- ----------
                                                         ---------- ---------- ---------- ---------- ---------- ----------

TOTAL RETURN (%)(a)(c) . . . . . . . . . . . . . . . .        16.10        .58       7.98      10.71       5.38      35.56

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . .    1,089,869    972,735    944,380    796,777    674,180    562,497

  Ratios to average net assets (%)(b)(c):
     Operating expenses, net . . . . . . . . . . . . .          .94       1.00       1.04        .88        .32        .39
     Operating expenses, gross . . . . . . . . . . . .          .94       1.00       1.05        .89        .34        .41
     Net investment income . . . . . . . . . . . . . .         2.02       1.14       1.20       1.41       1.63       1.83

  Portfolio turnover rate (%)(b) . . . . . . . . . . .        72.00      79.45      42.69      36.78      71.09      62.04




*    For the six months ended June 30, 1998 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1998 are annualized.
(c) For periods prior to April 1, 1995, fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See Note 4.


                                                         International Fund 65

FIXED INCOME I FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
LONG-TERM INVESTMENTS - 97.7%
ASSET-BACKED SECURITIES - 9.9%
Advanta Home Equity Loan Trust
  Series 1991-1 Class A
      9.000% due 02/25/06                            $       44     $       45
AFC Home Equity Loan Trust
  Series 1996-2 Class 1 A3
      7.590% due 09/25/27                                 2,030          2,049
Arcadia Automobile Receivables Trust
  Series 1998-A Class A4
      6.000% due 11/17/03                                   395            395
  Series 1998-B Class A3
      5.950% due 11/15/02                                   765            766
Associates Manufactured Housing
  Pass-Thru Certificates
  Series 1997-2 Class A3
      6.250% due 03/15/28                                 2,000          2,016
BankAmerica Manufactured
  Housing Contract
  Series 1997-1 Class A4
      6.200% due 06/10/10(c)                              1,000          1,008
Case Equipment Loan Trust
  Series 1998-A Class A4
      5.830% due 02/15/05                                 2,400          2,401
Chase Credit Card Master Trust
  Series 1997-3 Class A
      6.777% due 05/15/07                                 1,200          1,247
  Series 1997-5 Class A
      6.194% due 08/15/05                                 3,500          3,556
Circuit City Credit Card Master Trust
      8.000% due 11/15/03                                 2,340          2,407
Citibank Credit Card Master Trust I
  Series 1997-3 Class A
      6.839% due 02/10/04(c)                              1,100          1,114
  Series 1998-6 Class A
      5.850% due 04/10/03                                 7,900          7,925
Contimortgage Home Equity Loan Trust
  Mortgage Pass-thru Certificate
  Series 1994-4 Class A6
      8.270% due 12/15/24                                   448            464
  Series 1996-4 Class A9
      6.880% due 01/15/28                                 1,500          1,525
  Series 1997-2 Class A6
      7.120% due 03/15/16                                   825            851
Fleetwood Credit Corporation Grantor Trust
  Series 1997-B Class A
      6.400% due 05/15/13(c)                              4,041          4,086
Green Tree Financial Corp.
  Series 1997-1 Class M1
      7.220% due 03/15/28(c)                              1,300          1,340
  Series 1997-7 Class A5
      6.540% due 07/15/19                                 2,300          2,341
Green Tree Recreational, Equipment &
  Consumer Loan Trust
  Series 1997-3 Class A1
      6.550% due 07/15/28                                 3,161          3,186
  Series 1998-A Class A1C
      6.180% due 06/15/19                                   631            633
IMC Home Equity Loan Trust
  Series 1997-5 Class M1
      7.080% due 11/20/28(c)                              1,500          1,546
Metris Master Trust
  Series 1996-1 Class A
      6.450% due 02/20/02                                 3,290          3,308
  Series 1997-1 Class A
      6.870% due 10/20/05                                 3,350          3,466
Oakwood Mortgage Investors, Inc.
  Series 1997-D Class A3
      6.500% due 02/15/28                                 1,110          1,127
  Series 1998-A Class A2
      6.100% due 05/15/28                                 1,070          1,071
Onyx Acceptance Grantor Trust
  Series 1997-1 Class A
      6.550% due 09/15/03(c)                              1,407          1,419
  Series 1998-1 Class A
      5.950% due 07/15/04                                 2,728          2,730
  Series 1998-A Class A3
      5.850% due 08/15/02                                 2,280          2,280
Pacificamerica Home Equity Loan
  Series 1998-2 Class AF
      6.590% due 06/26/28                                 1,850          1,849
Preferred Credit Corp.
  Series 1997-1 Class A6
      7.590% due 07/25/26                                 1,050          1,106
Premier Auto Trust
  Series 1997-2 Class A5
      6.320% due 03/06/02                                 3,380          3,422
  Series 1998-3 Class A4
      5.960% due 10/08/02                                 4,665          4,668
Providian Master Trust
      6.250% due 06/15/07                                 2,330          2,357


66  Fixed Income I Fund

FIXED INCOME I FUND

June 30, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
Saxon Asset Securities Trust Co.
  Series 1997-1 Class AF2
      7.085% due 07/25/20                            $    2,500     $    2,526
Sears Credit Account Master Trust
  Series 1997-1 Class A
      6.200% due 07/16/07                                 2,170          2,182
  Series 1998-1 Class A
      5.800% due 08/15/05                                 1,070          1,067
Student Loan Marketing Association
  Series 1997-4 Class A1
      5.976% due 01/25/03(c)                              4,725          4,729
Team Fleet Financing Corp.
  Series 1997-1 Class A
      7.350% due 05/15/03                                 1,975          2,046
The Money Store Home Equity Loan Trust
  Series 1996-A Class A5
      6.850% due 06/15/19                                 1,050          1,066
Union Acceptance Corp.
  Series 1998-B Class A4
      5.900% due 02/09/04                                 1,670          1,670
Wal-Mart Stores, Inc.
  Series 1994-B3
      8.800% due 12/30/14                                   360            441
World Omni Automobile Lease
  Securitization Trust
  Series 1996-B Class A2
      6.200% due 11/15/02                                   771            773
  Series 1997- Class A2
      6.750% due 06/25/03(c)                              1,999          2,015
  Series 1997-A Class B
      7.300% due 06/25/03 (c)                               850            865
  Series 1997-B Class A3
      6.180% due 11/25/03                                 1,830          1,838
                                                                    ----------

                                                                        90,922
                                                                    ----------

BANKERS ACCEPTANCE NOTES - 0.1%
Mellon Bank, NA
      7.625% due 09/15/07                                   510            558
                                                                    ----------

                                                                           558
                                                                    ----------

CORPORATE BONDS AND NOTES - 18.9%
Air Products & Chemicals, Inc
      8.750% due 04/15/21                                   300            379
Allegiance Corp.
      7.300% due 10/15/06                                   900            952
      7.000% due 10/15/26                                   100            102
America West Airlines, Series A
      6.850% due 07/02/09                                   584            593
American Express Co.
      8.500% due 08/15/01                                    45             48
American General Finance Corp.
      8.500% due 06/15/99                                   800            819
American Health Properties
      7.050% due 01/15/02                                   650            664
American Stores Co.
      8.000% due 06/01/26                                   875            997
Analog Devices, Inc.
      6.625% due 03/01/00                                   225            227
Appalachian Power Co.
      6.800% due 03/01/06                                 1,250          1,296
Aristar, Inc.
      6.300% due 07/15/00                                 1,040          1,045
      7.750% due 06/15/01                                   600            625
Associates Corp. of North America
  Series H (MTN)
      6.250% due 03/15/99                                 1,520          1,524
      6.500% due 10/15/02                                   400            405
      7.090% due 04/11/03                                   400            419
AT&T Capital Corp.
      5.950% due 02/16/99 (MTN)                           2,000          1,999
      6.050% due 04/01/99 (c)                             1,000          1,000
AT&T Corp.
      8.625% due 12/01/31                                   440            495
Atlantic Richfield Co.
      9.125% due 08/01/31                                   700            946
Avco Financial Services, Inc.
      5.750% due 01/23/01 (MTN)                           2,270          2,255
      6.000% due 08/15/02                                   400            398
Baltimore Gas & Electric Co.
      6.500% due 02/15/03                                   550            559
Banc One Corp.
      7.250% due 08/01/02                                   790            820
Banco De Latinoamerica
      6.500% due 04/02/01                                 1,400          1,418
Bank of New York, Inc.
      7.875% due 11/15/02                                   500            535
Bank One, Columbus, Ohio
      7.375% due 12/01/02                                   195            204
BankAmerica Corp.
      6.850% due 03/01/03                                   425            436
Bankboston NA
      6.375% due 04/15/08                                 2,000          1,996
Barnett Bank, Inc.
      6.900% due 09/01/05                                   665            691


                                                         Fixed Income I Fund  67

FIXED INCOME I FUND

June 30, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
Baxter International Inc.
      6.625% due 02/15/28                            $      800     $      796
Bear Stearns Co Inc. (MTN)(c)
      5.856% due 02/16/01                                 2,000          2,008
Bell Telephone Co. of Pennsylvania
      8.350% due 12/15/30                                   645            813
BellSouth Telecommunications
      7.000% due 12/01/95                                   295            314
Beneficial Corp.
      8.400% due 05/15/08                                   757            890
Boston Scientific
      6.625% due 03/15/05                                   400            404
Campbell Soup Co.
      8.875% due 05/01/21                                   500            651
Carolina Power & Light Co.
      6.875% due 08/15/23                                   250            256
Case Corp.
      7.250% due 01/15/16                                   400            432
      7.250% due 08/01/05                                   395            417
Caterpillar Financial Services (MTN)(c)
      9.500% due 02/06/07                                    80             98
Caterpillar, Inc.
      8.000% due 02/15/23                                   750            880
Central Fidelity Banks, Inc.
      8.150% due 11/15/02                                   280            302
Central Power & Light Co.
  Series FF
      6.875% due 02/01/03                                   550            570
Champion International Corp.
      6.400% due 02/15/26                                   570            589
Chesapeake & Potomac Telephone Co.
      8.375% due 10/01/29                                   405            507
Chevron Corp.
  Profit Sharing Savings Plan Trust Fund
      8.110% due 12/01/04                                   354            378
Choice Hotels International Inc.
      7.125% due 05/01/08                                 1,250          1,270
Chrysler Corp.
      7.450% due 03/01/27                                   900            999
Chrysler Financial Corp.
      6.080% due 03/12/01 (MTN)                           1,550          1,558
      5.686% due 06/11/01                                 3,000          2,998
Cincinnati Gas & Electric Co.
      7.200% due 10/01/23                                   250            256
CIT Group Holdings, Inc.(MTN)
      6.625% due 06/28/99                                 1,575          1,586
      6.700% due 05/02/00                                   500            507
      6.700% due 06/02/00                                   300            304
      6.150% due 12/15/02                                   300            301
Citicorp
      5.799% due 05/24/01 (MTN)(c)                        2,000          2,001
      5.824% due 05/24/01 (MTN)(c)                        3,000          3,000
      9.500% due 02/01/02                                   195            215
      7.125% due 06/01/03                                   485            504
City National Bank
      6.375% due 01/15/08                                   875            878
Coca Cola Enterprises, Inc.
      7.000% due 10/01/26                                   665            717
Colonial Realty LP (MTN)
      6.980% due 09/26/05                                   500            515
Commercial Credit Co.
  Series 85
      6.000% due 06/15/00                                   500            500
      5.750% due 07/15/00                                   255            254
      7.875% due 07/15/04                                   500            538
      6.500% due 06/01/05                                   300            305
      8.700% due 06/15/10                                   795            950
Commonwealth Edison Co.
  Series 85
      7.375% due 09/15/02                                 1,120          1,166
Conagra, Inc. (MTN)
      8.100% due 05/20/02                                   300            321
Consolidated Natural Gas Co.
      8.625% due 12/01/11                                    54             57
Consolidated Rail Corp.
  Pass-thru Certificate Structured Note
  Series 1995 Class A
      6.760% due 05/25/15                                   564            580
Constitution Capital Trust I
      9.150% due 04/15/27                                   700            788
CoreStates Capital Corp.
      5.875% due 10/15/03                                   750            740
Cox Communications Inc.
      6.500% due 11/15/02                                   600            608
      6.690% due 09/20/04 (MTN)                             500            512
Crown Cork & Seal Finance PLC
      7.000% due 12/15/06                                   850            880
Dayton Hudson Co.
      6.400% due 02/15/03                                   415            416
Discover Credit Corp. (MTN)
      8.350% due 04/27/99                                   465            473
Dole Food Co., Inc.
      6.750% due 07/15/00                                   280            282
Duke Energy Corp.
      6.875% due 08/01/23                                   600            599
Duke Power Co.
      7.000% due 07/01/33                                 1,030          1,043


68  Fixed Income I Fund

FIXED INCOME I FUND

June 30, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
Excel Realty Trust, Inc.
      6.875% due 10/15/04                            $      925     $      936
Federal Express Corp.
      7.600% due 07/01/97                                   400            430
Finova Capital Corp.
      7.125% due 05/01/02                                 1,100          1,134
First Bank Systems, Inc.
      8.000% due 07/02/04                                 1,050          1,139
First Chicago Corp.
      5.791% due 11/14/01 (MTN)(c)                        3,000          3,003
      8.875% due 03/15/02                                   600            651
First Interstate Bancorp (MTN)
      9.375% due 01/23/02                                   225            246
First Union Institutional Capital Trust I
      8.040% due 12/01/26                                   100            107
First Union National Bank, Newark (MTN)
      7.125% due 10/15/06                                   555            587
Fleet Financial Group, Inc.
      6.875% due 03/01/03                                   350            359
      8.125% due 07/01/04                                   675            736
Florida Residential Property &
  Casualty Insurance Co., Series A
      7.250% due 07/01/02                                 2,100          2,173
Ford Motor Credit Co.
      8.375% due 01/15/00                                   425            440
      6.125% due 04/28/03                                 2,380          2,380
      6.750% due 05/15/05                                   425            437
Fort James Corp.
      6.625% due 09/15/04                                 1,075          1,091
Fortune Brands, Inc.
      7.875% due 01/15/23                                   400            459
General Electric Capital Corp.
      8.300% due 09/20/09                                   470            554
      6.660% due 05/01/18 (c)                             1,025          1,038
General Motors Acceptance Corp.
      6.625% due 10/01/02                                 2,270          2,296
Goldman Sachs Group
      5.836% due 01/16/01(c)                              4,000          4,011
Grand Metropolitan Investment Corp.
      7.450% due 04/15/35                                   425            481
GTE California Inc.
      6.750% due 05/15/27                                   600            603
Heller Financial Inc.
      6.440% due 10/06/02                                 1,100          1,102
Heller Financial Inc.
  Series G (MTN)
      5.829% due 08/25/00                                 3,400          3,403
Hertz Corp.
      7.625% due 08/01/02                                   450            470
      9.000% due 11/01/09                                   390            467
Household Finance Corp.
      6.375% due 06/30/00                                   750            755
ICI Wilmington, Inc.
      6.950% due 09/15/04                                   725            752
International Lease Finance Corp.
      5.750% due 01/15/99                                   685            685
      6.375% due 08/01/01                                   300            302
      6.375% due 02/15/02                                 1,200          1,209
      8.375% due 12/15/04                                   900          1,008
International Paper Co.
      9.400% due 06/01/02                                   600            663
IRT Property Co.
      7.250% due 08/15/07                                 1,325          1,379
ITT Financial Corp.
      7.400% due 11/15/25                                   865            921
Jackson National Life Insurance Co.
      8.150% due 03/15/27                                 1,150          1,343
JPM Capital Trust I
      7.540% due 01/15/27                                   285            296
Kansas Gas & Electric Co.
      6.500% due 08/01/05                                   200            203
Kern River Funding Corp., Series B
      6.720% due 09/30/01                                 1,025          1,046
Key Bank Corp.
      8.000% due 07/01/04                                   200            218
      7.500% due 06/15/06                                   875            943
      6.500% due 04/15/08                                   650            655
Lehman Brothers Holdings, Inc.
      6.150% due 03/15/00 (MTN)                             835            836
      6.250% due 04/01/03                                   450            451
Liberty Mutual Insurance Co.
      7.697% due 10/15/97                                   850            928
      7.875% due 10/15/26                                 1,000          1,125
Lincoln National Corp.
      7.250% due 05/15/05                                   450            474
Lockheed Martin Corp.
      7.750% due 05/01/26                                   800            912
Martin Marietta Corp.
      7.000% due 03/15/11                                   325            324
Masco Corp.
      6.625% due 04/15/18                                   500            504
MCI Communications Corp.
      6.125% due 04/15/02                                   600            598


                                                         Fixed Income I Fund  69

FIXED INCOME I FUND

June 30, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
Mellon Capital II
  Series B
      7.995% due 01/15/27                            $      370     $      402
Mirage Resorts Inc
      6.625% due 02/01/05                                 1,070          1,052
Motorola, Inc.
      7.500% due 05/15/25                                   480            532
Nabisco, Inc.
      6.375% due 02/01/35                                 1,000            994
Natexis Ambs Co. LLC
      8.440% due 12/29/49                                 2,000          2,000
Nationsbank Corp.
      6.375% due 02/15/08                                   275            276
New England Telephone & Telegraph Co.
      7.875% due 11/15/29                                   430            508
News America Holdings, Inc.
      7.750% due 01/20/24                                   400            430
Northwestern Bell Telephone Co.
      7.750% due 05/01/30                                   455            529
Norwest Corp. Series H (MTN)
      6.750% due 06/15/07                                   150            155
Norwest Financial, Inc.
      6.375% due 11/15/01                                   750            758
      6.250% due 11/01/02                                   425            427
      6.375% due 11/15/03                                   650            659
NYNEX Corp.
      9.550% due 05/01/10                                   542            626
Occidental Petroleum Corp.
      8.500% due 11/09/01 (MTN)                             295            317
     10.125% due 11/15/01                                   255            284
Pacific Bell
      7.500% due 02/01/33                                   660            691
Pennsylvania Power & Light Co.
      6.875% due 03/01/04                                 1,200          1,240
Pennzoil Co.
     10.125% due 11/15/09                                   215            268
PepsiCo, Inc.
      7.625% due 12/18/98                                   360            363
Philadelphia Electric Co., Series 1992
      7.500% due 01/15/99                                 5,200          5,241
Philip Morris Cos., Inc.
      6.150% due 03/15/00                                 2,900          2,900
      6.950% due 06/01/06                                   380            394
      7.200% due 02/01/07                                 2,000          2,066
      7.650% due 07/01/08                                   395            422
Pitney Bowes Credit Corp.
      8.550% due 09/15/09                                   780            927
PNC Funding Corp.
      6.875% due 07/15/07                                   800            834
Praxair, Inc.
      6.850% due 06/15/05                                   880            914
Ralston Purina Co.
      7.875% due 06/15/25                                   845            965
Raytheon Co.
      6.300% due 03/15/05                                 1,020          1,025
Realty Income Corp.
      7.750% due 05/06/07                                 1,500          1,574
Republic of New York Corp.
      9.750% due 12/01/00                                   130            141
      8.250% due 11/01/01                                   240            255
      7.875% due 12/12/01                                   300            317
Rite Aid Corp.
      6.700% due 12/15/01                                 1,100          1,119
Rockwell International Corp.
      8.875% due 09/15/99                                   300            310
Safeco Capital Trust I
      8.072% due 07/15/37                                   300            321
Salomon Smith Barney Holdings, Inc.
      6.750% due 02/15/03                                   550            561
      6.250% due 06/15/05                                   500            497
Seagram Co., Ltd.
      8.350% due 01/15/22                                   740            862
Sears Roebuck Acceptance Corp.
      6.750% due 01/15/28                                   950            950
Sears Roebuck Acceptance Corp.
  Series II (MTN)
      6.690% due 04/30/01                                   975            992
Service Corp. International
      6.750% due 06/01/01                                   400            406
      7.375% due 04/15/04                                   550            578
Shopping Center Associates
      6.750% due 01/15/04                                   750            759
Socgen Real Estate Co. LLC
      7.640% due 12/29/49 (g)                               540            550
Spieker Properties (MTN)
      8.000% due 07/19/05                                   800            857
Summit Properties Inc.
      7.200% due 08/15/07                                   550            557
Suntrust Banks, Inc.
      7.375% due 07/01/02                                   575            600
TCI Communciations Inc.
      8.650% due 09/15/04                                   500            559
Temple Inland, Inc.
      7.250% due 09/15/04                                   575            602
Tenneco Corp.
     10.200% due 03/15/08                                   725            907


70  Fixed Income I Fund

FIXED INCOME I FUND

June 30, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
Texaco Capital, Inc.
      9.750% due 03/15/20                            $      225     $      312
      8.875% due 09/01/21                                   440            570
Texas Utilities Electric Co.
      9.500% due 08/01/99                                 1,370          1,418
TIG Capital Trust I
      8.597% due 01/15/27                                 1,225          1,374
Time Warner, Inc
      7.975% due 08/15/04                                   450            485
      8.110% due 08/15/06                                   900            992
      8.180% due 08/15/07                                   900          1,003
      6.875% due 06/15/18                                 1,050          1,054
Union Carbide Chemicals & Plastics
      7.875% due 04/01/23                                   835            902
Union Oil Co. (MTN)
      9.400% due 02/15/11                                   390            492
Union Pacific Corp.
      7.600% due 05/01/05                                   350            371
Union Pacific Railroad Trust
  Pass-thru Certificate
  Series 1996-A2
      7.060% due 05/15/03                                   450            468
Union Planters Bank
      6.500% due 03/15/18                                   700            696
United Technologies Corp.
      8.750% due 03/01/21                                   445            561
US Bank National - Minnesota
      5.762% due 12/19/01 (c)                             3,000          2,997
USA Waste Services, Inc.
      6.500% due 12/15/02                                   475            477
USX Marathon Group
      8.500% due 03/01/23                                   930          1,089
Virginia Electric & Power Co.
      8.750% due 04/01/21                                   335            358
Wachovia Corp. New
      6.800% due 06/01/05                                   280            289
Wells Fargo & Co.
      6.875% due 04/01/06                                   500            514
Whirlpool Corp.
      9.500% due 06/15/00                                   400            423
Willamette Industries, Inc.
      7.850% due 07/01/26                                   750            846
Wisconsin Central Transportation Corp.
      6.625% due 04/15/08                                 1,190          1,188
World Financial Properties Tower
  Series 1996 WBF-B
      6.910% due 09/01/13                                 1,305          1,357
                                                                    ----------

                                                                       174,745
                                                                    ----------

EURODOLLAR BONDS - 2.7%
Abbey National PLC
      6.700% due 06/29/49 (g)                             1,000          1,004
Australian Gas Light Co.
      6.400% due 04/15/08                                 1,300          1,318
Bear Stearns Companies Inc.
      6.063% due 03/18/05 (MTN)(c)                        2,000          2,000
Caterpillar Financial Services Corp.
      5.778% due 02/12/01 (MTN)(c)                        5,000          5,005
Finland, Republic of
      5.875% due 02/27/06                                   325            325
Hutchison Whampoa Finance, Ltd.
      7.450% due 08/01/17                                 1,625          1,289
Merrill Lynch & Co.
      5.841% due 10/01/03 (MTN)(c)                        5,250          5,248
Nationsbank Corp.
      5.838% due 06/17/02 (MTN)(c)                        3,000          3,002
Ontario, Province of
      7.375% due 01/27/03                                   450            475
Skandinaviska Enskilda Banken
      8.125% due 09/06/49 (g)                             1,000          1,085
Societe Generale
      7.850% due 04/29/49 (g)                             1,825          1,950
Svenska Handelsbanken
      7.125% due 03/29/49 (g)                             1,000          1,029
Videotron Holdings PLC Step Up Bond
  Zero Coupon due 07/01/04                                1,100          1,081
                                                                    ----------

                                                                        24,811
                                                                    ----------

MORTGAGE-BACKED SECURITIES - 34.9%
ACLC Franchise Loan Receivables
  1997 Pass-thru Class A1
      7.120% due 03/15/12                                   957            995
BKB Commercial Mortgage Trust
  Series 1997-C1 Class B
      7.218% due 04/25/00 (c)                             1,199          1,196
Capita Equipment Receivables Trust
  Series 1996-1 Class A4
      6.280% due 06/15/00                                 1,030          1,035
Chase Commercial
  Mortgage Securities Corp.
  Series 1997-1 Class E
      7.370% due 12/19/07 (c)                             1,000          1,008
Commercial Mortgage Acceptance Corp.
  Series 1997-ML1 Class A1
      6.500% due 11/15/04                                 1,366          1,390
CSFB Finance Co., Ltd.
  Series 1995-A Class A
      7.090% due 11/15/05 (c)                               450            444


                                                         Fixed Income I Fund  71

FIXED INCOME I FUND

June 30, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
Delta Funding Home Equity Loan Trust
  Series 1997-3 Class M1F
      7.080% due 10/25/28                            $    1,200     $    1,215
DLJ Commercial Mortgage Corp.
  Series 1998-CG1 Class A1A
      6.110% due 12/10/07                                 1,350          1,348
Federal Home Loan Mortgage Corp. (b)
      6.500% 15 Year TBA                                  6,115          6,157
      6.500% 15 Year TBA                                  2,950          3,005
      7.000% 30 Year TBA                                  1,775          1,802
      6.500% 30 Year TBA                                 23,420         23,354
      8.000% 30 Year TBA                                  2,225          2,301
      8.500% 30 Year TBA                                  2,435          2,541
      6.000% 30 Year TBA Gold                             1,230          1,199
Federal Home Loan Mortgage Corp.
  Participation Certificate
      7.000% due 2003                                        18             18
      7.000% due 2008                                        66             67
      6.500% due 2009                                       450            455
      7.500% due 2009                                     1,785          1,839
      8.000% due 2009                                       148            152
      6.000% due 2010                                       251            251
      8.000% due 2010                                       758            782
      6.000% due 2011                                     5,291          5,268
      6.500% due 2011                                     2,590          2,623
      7.500% due 2011                                        64             66
      7.500% due 2012                                     1,904          1,958
      6.000% due 2013                                     1,200          1,188
      6.500% due 2013                                       562            566
     12.000% due 2014                                       188            214
      6.500% due 2016                                       477            483
      9.000% due 2016                                     1,267          1,349
     12.500% due 2016                                       153            176
      9.000% due 2017                                        33             35
      9.000% due 2018                                     1,971          2,106
      9.000% due 2020                                     1,227          1,310
      7.500% due 2022                                       218            224
      6.500% due 2024                                     4,740          4,749
      7.500% due 2024                                     1,875          1,921
      8.000% due 2025                                     9,429          9,849
      8.500% due 2025                                     1,022          1,067
      9.000% due 2025                                       849            898
      8.500% due 2026                                       478            499
      9.000% due 2026                                        22             23
      6.500% due 2027                                       570            569
      7.500% due 2027                                       178            183
      8.500% due 2027                                     4,477          4,694
      6.500% due 2028                                     1,581          1,577
      7.500% due 2028                                     3,638          3,727
Federal Home Loan Mortgage Corp.
  Series K Class 5
      7.760% due 05/01/12                                 1,451          1,537
  Series 1552 Class D
      5.500% due 02/15/14                                   219            218
Federal Housing Authority: Project 68
      7.430% due 06/27/21                                 1,330          1,365
Federal National Mortgage Association
      7.000% due 1999                                       702            707
      7.500% due 1999 (c)(f)                              6,396          6,560
      7.000% due 2000                                       541            545
      8.000% due 2002                                       725            736
      7.000% due 2003                                       481            487
      7.500% due 2003                                       978            993
      8.000% due 2003                                       324            330
      6.500% due 2004                                       280            282
      8.000% due 2004                                        64             65
      8.000% due 2005                                        48             49
      6.500% due 2008                                     1,185          1,195
      6.500% due 2009                                     8,505          8,580
     10.500% due 2010                                         5              6
      6.000% due 2011                                     1,758          1,740
      7.000% due 2011                                       448            457
      8.000% due 2011                                       203            210
      6.000% due 2012                                       759            751
      7.000% due 2012                                        42             43
      7.500% due 2012                                       461            474
      6.000% due 2013                                        95             94
      8.000% due 2017                                        43             44
      9.000% due 2017                                       502            534
      8.000% due 2022                                       219            229
      8.000% due 2023                                       613            636
      6.500% due 2024                                     4,398          4,401
      7.000% due 2024 (f)                                 1,716          1,741
      7.500% due 2024                                     1,790          1,836
      7.000% due 2025 (f)                                 5,133          5,207
      8.500% due 2025                                     1,396          1,457
      8.500% due 2026                                     2,546          2,657
      6.500% due 2027                                     2,617          2,606
      9.000% due 2027                                        31             32
      6.500% due 2028                                     6,783          6,755
Federal National Mortgage Association
  (REMIC)
  Series 1992-158 Class ZZ
      7.750% due 08/25/22                                   462            501
  Series 1994-81 Class PJ
      8.000% due 07/25/23                                 1,925          2,087
  Series G92-36 Class A
      7.000% due 04/25/15                                   114            113


72  Fixed Income I Fund

FIXED INCOME I FUND

June 30, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
Federal National Mortgage Association (b)
      6.500% 15 Year TBA                             $    1,490     $    1,498
      6.000% 30 Year TBA                                  5,945          5,787
      6.500% 30 Year TBA                                 23,505         23,409
      7.000% 30 Year TBA                                  4,160          4,218
      7.500% 30 Year TBA                                  7,845          8,046
Federal National Mortgage Association Aces
  Series 1998 - M1 Class A2
      6.250% due 01/25/08                                 1,250          1,253
Federal National Mortgage Association
  Principal Only Strip
      Zero Coupon due 03/25/20                              155            128
First Union Lehman Brothers Commercial Trust
  Series 1997 - C1 Class C
      7.440% due 04/18/07                                   950          1,006
Government National Mortgage Association
      8.500% due 2005                                        51             53
      6.500% due 2008                                       118            119
      6.500% due 2009                                       737            746
      6.500% due 2010                                       171            174
      7.000% due 2011                                       204            209
      9.000% due 2016                                     1,776          1,910
      9.500% due 2016                                       175            190
      8.000% due 2017                                       135            142
      9.000% due 2020                                        11             12
     10.500% due 2020                                       908          1,009
     10.500% due 2021                                       105            117
      8.500% due 2022                                        59             63
      6.500% due 2023                                       899            900
      7.000% due 2023                                     3,373          3,432
      7.000% due 2023 (c)                                 2,672          2,734
      7.500% due 2023                                     1,266          1,303
      7.000% due 2024 (c)                                 2,711          2,773
      7.000% due 2024                                     8,434          8,576
      7.500% due 2024                                     3,165          3,254
      7.500% due 2025                                       951            978
      8.000% due 2025                                     3,725          3,860
      6.500% due 2026                                     3,790          3,786
      7.500% due 2026                                       288            296
      8.000% due 2026                                     5,819          6,030
      6.500% due 2027                                     4,583          4,680
      7.000% due 2027                                     3,837          3,898
      7.500% due 2027                                     1,902          1,955
      8.000% due 2027                                     1,524          1,580
      8.500% due 2027                                       723            761
      6.500% due 2028                                     6,597          6,583
      7.000% due 2028                                     1,017          1,034
      7.500% due 2028                                     2,564          2,635
Government National Mortgage
  Association (b)
      6.500% 30 Year TBA                                  3,620          3,612
      7.500% 30 Year TBA                                  8,615          8,855
      8.000% 30 Year TBA                                  7,085          7,342
Greenwich Capital Acceptance, Inc.
  Mortgage Pass-thru Certificate
  Series 1993 Class LB-1
      7.320% due 04/25/23 (c)                               582            588
GS Mortgage Securities Corp. II
  Series 1997-GL Class A2A
      6.940% due 07/13/30                                   411            419
  Series 1998-GLII Class A1
      6.312% due 04/13/31                                 1,093          1,103
Guaranteed Export Trust
  Series 1996-A
      6.550% due 06/15/04                                   780            801
Housing Securities, Inc.
  Series 1994-2 Class A1
      6.500% due 07/25/09                                 1,004          1,009
Lehman Brothers Mortgage Trust, Inc.
  Series 1991-2 Class A-1
      8.000% due 03/20/99                                    45             45
Merrill Lynch Mortgage Investors, Inc.
  Series 1995-C2 Class D
      8.160% due 06/15/21 (c)                               656            674
  Series 1996-C2 Class A1
      6.690% due 11/21/28                                   560            571
  Series 1996-C2 Class A2
      6.820% due 11/21/28                                 3,200          3,307
  Series1997-C1 Class A1
      6.950% due 06/18/29 (c)                             1,478          1,525
Mortgage Capital Funding, Inc.
  Series 1996-MC1 Class A2B
      7.900% due 02/15/06                                   950          1,019
Norwest Asset Securities Corp.
  Series 1997-9 Class A5
      7.000% due 06/25/12                                 1,105          1,130
  Series 1998-7 Class B4
      6.500% due 04/25/13                                 2,473          2,486
Prudential Home Mortgage Securities Co.
  Series 1992-38 Class A8
      6.950% due 11/25/22                                 1,640          1,612
  Series 1993-52 Class A1
      8.210% due 11/25/23 (c)                             1,514          1,559
Railcar Leasing, L.L.C
  Series 1 Class A1
      6.750% due 07/15/06                                 1,953          1,997


                                                         Fixed Income I Fund  73

FIXED INCOME I FUND

June 30, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
Residential Accredited Loans, Inc.
  Series 1996-QS1 Class AI4
      6.900% due 01/25/26                            $    3,000     $    3,067
Residential Funding Mortgage Securities I
  Series 1997-S4 Class A5
      7.000% due 03/25/12                                 1,330          1,358
  Series 1997-S10 Class A5
      7.000% due 07/25/12                                   965            986
Resolution Trust Corp.
  Mortgage Pass-thru Certificate
  Series 1994-C2 Class D
      8.000% due 04/25/25                                   276            283
  Series 1995-C1 Class C
      6.900% due 02/25/27 (c)                               400            406
Resolution Trust Corp.
  Series 1994-C1 Class C
      8.000% due 06/25/26                                 1,200          1,264
  Series 1995 - C1 Class D
      6.900% due 02/25/27                                   900            900
Salomon Brothers Mortgage Securities VII, Inc.
  Mortgage Pass-thru Certificate
  Series 1994-16
      8.286% due 11/25/24 (c)                             1,084          1,127
Sears Mortgage Securities Corp.
  Series 1992 Class A
      7.587% due 10/25/22 (c)                             1,755          1,790
United States Department
  of Veteran Affairs REMIC
  Series 1992-1 Class 2-E
      7.750% due 03/15/16                                   775            794
WFS Financial Owner Trust
  Series 1998-A Class A4
      5.950% due 05/20/03                                 2,350          2,352
                                                                    ----------

                                                                       323,254
                                                                    ----------

UNITED STATES GOVERNMENT
AGENCIES - 4.1%
Federal Home Loan Bank
      6.450% due 03/13/02                                 2,625          2,656
Federal National Mortgage Association
      5.790% due 10/12/99 (MTN)                           3,000          3,006
      6.100% due 10/06/00 (MTN)                           1,910          1,916
      6.250% due 11/20/02 (MTN)                           1,955          1,968
      6.170% due 12/30/03 (MTN)                           1,755          1,742
      7.780% due 09/29/06 (MTN)                             255            261
      6.940% due 03/19/07 (MTN)                           1,550          1,596
      6.900% due 08/21/07 (MTN)                           3,650          3,763
      6.000% due 05/15/08                                 3,200          3,244
Government Backed Trust Certificates
  Class 1-C
      9.250% due 11/15/01                                 3,981          4,222
  Series 2E
      9.400% due 05/15/02                                 1,708          1,805
  Series T-3
      9.625% due 05/15/02 (c)                             1,781          1,884
Resolution Funding Corp.
      8.875% due 07/15/20                                 2,275          3,127
      8.625% due 01/15/21                                 1,700          2,272
      8.625% due 01/15/30                                   240            336
Tennessee Valley Authority
  Series E
      6.250% due 12/15/17                                   640            661
      6.750% due 11/01/25                                 3,320          3,672
                                                                    ----------

                                                                        38,131
                                                                    ----------

UNITED STATES GOVERNMENT
TREASURIES - 25.1%
United States Treasury Bonds
     10.750% due 08/15/05                                12,595         16,387
      8.750% due 11/15/08                                 2,650          3,025
     10.375% due 11/15/09                                 2,275          2,843
     11.750% due 02/15/10                                 2,425          3,235
     12.750% due 11/15/10                                14,490         20,637
     13.875% due 05/15/11                                 3,365          5,106
     14.000% due 11/15/11                                 1,590          2,467
     10.375% due 11/15/12                                   565            757
     12.000% due 08/15/13                                   990          1,468
     13.250% due 05/15/14                                   365            587
     12.500% due 08/15/14                                   415            646
     11.750% due 11/15/14                                    50             75
      9.875% due 11/15/15                                    45             66
      9.250% due 02/15/16                                 3,590          4,993
      7.250% due 05/15/16                                 1,785          2,091
      7.500% due 11/15/16                                11,030         13,241
      8.875% due 08/15/17                                 9,980         13,606
      8.125% due 08/15/19                                    82             90
      8.125% due 08/15/19 (f)                             9,563         12,358
      8.000% due 11/15/21                                22,470         28,965
      7.625% due 11/15/22                                 5,150          6,418
      6.875% due 08/15/25                                   260            301
      6.750% due 08/15/26                                10,250         11,735
      6.500% due 11/15/26                                13,000         14,436
      6.625% due 02/15/27                                 5,275          5,957


74  Fixed Income I Fund

FIXED INCOME I FUND

June 30, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
United States Treasury Notes
      5.875% due 08/31/99                            $      145     $      146
      6.875% due 08/31/99                                 2,835          2,878
      5.875% due 10/31/99                                 2,375          2,378
      5.875% due 11/15/99                                 4,215          4,234
      7.750% due 11/30/99                                 5,940          6,117
      7.750% due 01/31/00                                   280            289
      7.125% due 02/29/00                                   555            569
      6.875% due 03/31/00                                 1,630          1,666
      6.000% due 08/15/00                                18,095         18,267
      5.250% due 01/31/01                                    75             75
      5.625% due 02/28/01                                 2,890          2,897
      7.875% due 08/15/01                                   460            490
      6.250% due 10/31/01 (f)                             2,670          2,725
      5.875% due 11/30/01                                   125            126
      6.250% due 02/28/02                                16,085         16,454
      6.500% due 10/15/06                                 1,620          1,721
                                                                    ----------

                                                                       232,522
                                                                    ----------

YANKEE BONDS - 2.0%
Abitibi-Consolidated Inc.
      6.950% due 04/01/08                                   800            801
      7.500% due 04/01/28 (f)                             1,325          1,349
African Development Bank
      9.750% due 12/15/03                                   425            499
      6.750% due 10/01/04                                   400            415
      6.875% due 10/15/15                                   775            824
      8.800% due 09/01/19                                   535            694
Alberta, Province of
      9.250% due 04/01/00                                   265            279
Asian Development Bank
      8.000% due 04/30/01                                   295            311
      8.500% due 05/02/01                                   295            314
      6.250% due 10/24/05                                   400            406
Canadian Occidental Petroleum Ltd.
      7.400% due 05/01/28                                 1,050          1,070
Carter Holt Harvey Ltd.
      8.875% due 12/01/04                                   350            391
Hydro Quebec
  Series GH
      8.250% due 04/15/26                                   605            733
International American Development Bank
      7.000% due 06/15/25                                 1,770          1,986
      6.950% due 08/01/26                                   220            244
International Bank for Reconstruction &
  Development
      8.625% due 10/15/16                                   350            451
Manitoba, Province of
  Series CD
      9.250% due 04/01/20                                   335            455
New Brunswick, Province of
      7.125% due 10/01/02                                   500            520
      9.750% due 05/15/20                                   320            454
Newfoundland, Province of
     10.000% due 12/01/20                                   150            213
Noranda Forest, Inc.
      6.875% due 11/15/05                                   350            354
Nova Scotia, Province of
      9.125% due 05/01/21                                   685            910
Quebec, Province of
      7.125% due 02/09/24                                 1,145          1,225
Royal Caribbean Cruises Ltd.
      7.250% due 03/15/18                                   500            513
Saskatchewan, Province of
      6.625% due 07/15/03                                   100            103
      8.000% due 07/15/04                                 1,290          1,420
Tyco International Group SA
      6.375% due 06/15/05                                 1,100          1,103
Wharf International Finance, Ltd.
      7.625% due 03/13/07                                 1,050            828
                                                                    ----------

                                                                        18,865
                                                                    ----------

TOTAL LONG-TERM INVESTMENTS
(cost $882,219)                                                        903,808
                                                                    ----------

                                                       NOTIONAL
                                                        AMOUNT
                                                         (000)
                                                       ---------
OPTIONS PURCHASED - 0.0%
United States Treasury 30 Year Bonds (e)
  Jul 99.98 Call **                                      10,400             10
  Aug 100.65 Call **                                        200              2
  Sept 100.47 Call **                                     1,100             16
  Sept 101.61 Call *                                        868              7
United States Treasury 10 Year Notes (e)
  Nov 109.52 Call **                                      2,700             36
                                                                    ----------

TOTAL OPTIONS PURCHASED
(cost $61)                                                                  71
                                                                    ----------


                                                         Fixed Income I Fund  75

FIXED INCOME I FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
PREFERRED STOCKS - 0.5%
Banco Bilbao Vizcaya International - ADR                 10,000     $      276
Credit Lyonnais Capital                                 100,000          2,500
Equity Office Properties Trust                           27,800          1,209
TIG Holdings, Inc.                                        7,500            796
                                                                    ----------

TOTAL PREFERRED STOCKS
(cost $5,150)                                                            4,781
                                                                    ----------

                                                      PRINCIPAL
                                                       AMOUNT
                                                       (000)
                                                     ----------
SHORT-TERM INVESTMENTS - 12.4%
Federal Agriculture Mortgage Corp.
  Discount Notes (a)(g)
      5.400% due 07/20/98                            $    1,355          1,351
Federal Home Loan Mortgage
  Discount Notes
      5.400% due 08/20/98 (a)(g)                          1,000            992
      5.400% due 09/08/98 (g)                             2,500          2,474
Federal National Mortgage Association
  Discount Notes
      5.370% due 09/23/98 (g)                             1,000            987
Frank Russell Investment Company
  Money Market Fund,
  due on demand (a)                                     108,157        108,158
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $113,962)                                                        113,962
                                                                    ----------

                                                                      MARKET
                                                                      VALUE
                                                                      (000)
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $1,001,392)(d) - 110.6%                            $1,022,622

OTHER ASSETS AND LIABILITIES,
NET, INCLUDING OPTIONS WRITTEN - (10.6%)                               (97,670)
                                                                    ----------

NET ASSETS - 100.0%                                                 $  924,952
                                                                    ----------
                                                                    ----------

(a)  At cost, which approximates market.
(b)  Forward commitment. See Note 2.
(c)  Adjustable or floating rate securities.
(d)  See Note 2 for federal income tax information.
(e)  Nonincome-producing security.
(f)  Held as collateral in connection with options written by the Fund.
(g)  Rate noted is yield-to-maturity
*    Represents 1 OTC contract.
**   $100,000 notional amount represents 1 contract.


ABBREVIATIONS:
ADR - American Depository Receipt
MTN - Medium Term Note
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security


        The accompanying notes are an integral part of the financial statements.


76  Fixed Income I Fund

FIXED INCOME I FUND

June 30, 1998 (Unaudited)

                                                      NOTIONAL        MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
OPTIONS WRITTEN
(Notes 2 and 3)

ABITIBI Consolidated, Inc.*
  Aug 138.00 Call                                    $    1,325     $       --
Federal National Mortgage Association*
  Aug 102.84 Call                                         7,916             --
  Sept 101.29 Call                                        2,112              8
  Sept 101.30 Call                                        2,112              8
United States Treasury 10 Year Notes**
  Jul 99.75 Call                                          4,000             12
  Jul 112.19 Call                                         2,200             --
  Nov 109.00 Call                                         2,500              2
  Nov 95.27 Put                                           2,500             --
United States Treasury 30 Year Bonds**
  Nov 94.28 Put                                           2,700              1
                                                                    ----------

Total Liability for Options Written
  (premiums received $92)(#)                                        $       31
                                                                    ----------
                                                                    ----------

(#) June 30, 1998 United States Government Securities valued at $23,958 were held as collateral in connection with options written by the Fund.
*    Represents 1 OTC contract.
**   $100,000 notional amount represents 1 contract.


        The accompanying notes are an integral part of the financial statements.


                                                         Fixed Income I Fund  77

FIXED INCOME I FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998 (Unaudited)


                                                                                                                 Amounts in
                                                                                                              thousands (except
                                                                                                              per share amount)
ASSETS
Investments at market (identified cost $1,001,392)(Note 2) . . . . . . . . . . . . . . . . . . . . . . .      $    1,022,622
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              10,411
  Investments sold (regular settlement). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,788
  Investments sold (delayed settlement)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . .              12,372
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,872
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,049,065

LIABILITIES
Payables:
  Investments purchased (regular settlement) . . . . . . . . . . . . . . . . . . . .      $        6,567
  Investments purchased (delayed settlement)(Note 2) . . . . . . . . . . . . . . . .             115,390
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,674
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 266
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 185
Options written, at market value (premiums received $92)(Notes 2 and 3). . . . . . .                  31
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             124,113
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      924,952
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       13,620
Accumulated net realized (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,873)
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              21,230
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  61
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 421
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             891,493
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      924,952
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($924,952,490 divided by 42,066,992 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        21.99
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.


78  Fixed Income I Fund

FIXED INCOME I FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1998 (Unaudited)

                                                                                                                 Amounts in
                                                                                                                  thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       24,955
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,897
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 176
                                                                                                              --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              28,028

EXPENSES (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,229
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 189
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 124
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  19
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  54
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  17
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,634
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              26,394
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,390
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 199
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .                  (4)              6,585
                                                                                          --------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (258)
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (8)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .                  (7)               (273)
                                                                                          --------------      --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,312
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .      $       32,706
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.


                                                         Fixed Income I Fund  79

FIXED INCOME I FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                Amounts in thousands

                                                                                          FOR THE SIX
                                                                                          MONTHS ENDED        FOR THE YEAR
                                                                                         JUNE 30, 1998           ENDED
                                                                                          (UNAUDITED)       DECEMBER 31, 1997
                                                                                        --------------      -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       26,394      $          47,275
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             6,585                  5,135
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .              (273)                14,104
                                                                                        --------------      -----------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .            32,706                 66,514
                                                                                        --------------      -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (13,915)               (47,931)
                                                                                        --------------      -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6). . . .           107,909                116,770
                                                                                        --------------      -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .          126,700                 135,353

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           798,252                662,899
                                                                                        --------------      -----------------
  End of period (including undistributed net investment income of
     $13,620 and $1,141, respectively) . . . . . . . . . . . . . . . . . . . . . . .    $      924,952      $         798,252
                                                                                        --------------      -----------------
                                                                                        --------------      -----------------


        The accompanying notes are an integral part of the financial statements.


80  Fixed Income I Fund

FIXED INCOME I FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                                     YEAR ENDED DECEMBER 31,
                                                                        ---------------------------------------------------------
                                                                1998*       1997       1996        1995        1994       1993
                                                             ---------- ----------  ----------  ----------  ---------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .   $   21.51  $    20.99  $    21.59  $    19.59  $    21.74 $    21.61
                                                             ---------- ----------  ----------  ----------  ---------- ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . .         .64        1.37        1.38        1.42        1.46       1.50
  Net realized and unrealized gain (loss) on investments .         .19         .54        (.62)       2.02       (2.06)       .72
                                                             ---------- ----------  ----------  ----------  ---------- ----------

     Total Income From Investment Operations . . . . . . .         .83        1.91         .76        3.44        (.60)      2.22
                                                             ---------- ----------  ----------  ----------  ---------- ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . .        (.35)      (1.39)      (1.36)      (1.44)      (1.44)     (1.50)
  In excess of net investment income . . . . . . . . . . .          --          --          --          --          --       (.01)
  Net realized gain on investments . . . . . . . . . . . .          --          --          --          --          --       (.58)
  In excess of net realized gain on investments. . . . . .          --          --          --          --        (.11)        --
                                                             ---------- ----------  ----------  ----------  ---------- ----------

     Total Distributions . . . . . . . . . . . . . . . . .        (.35)      (1.39)      (1.36)      (1.44)      (1.55)     (2.09)
                                                             ---------- ----------  ----------  ----------  ---------- ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .   $   21.99  $    21.51  $    20.99  $    21.59  $    19.59 $    21.74
                                                             ---------- ----------  ----------  ----------  ---------- ----------
                                                             ---------- ----------  ----------  ----------  ---------- ----------

TOTAL RETURN (%)(a)(c) . . . . . . . . . . . . . . . . . .        3.88        9.42        3.75       18.03       (2.97)     10.46

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . .     924,952     798,252     662,899     638,317     496,038    533,696

  Ratios to average net assets (%)(b)(c):
     Operating expenses. . . . . . . . . . . . . . . . . .         .38         .42         .42         .35         .10        .09
     Net investment income . . . . . . . . . . . . . . . .        6.18        6.54        6.57        6.82        7.06       6.71

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . .      186.35      165.81      147.31      138.05      173.97     173.27


*    For the six months ended June 30, 1998 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1998 are annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See Note 4.


                                                         Fixed Income I Fund  81

FIXED INCOME II FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------
LONG-TERM INVESTMENTS - 95.9%
ASSET-BACKED SECURITIES - 33.4%
ABFS Equipment Contract Trust
      6.100% due 10/15/05                             $     500      $     502
Advanta Home Equity Loan Trust
  Series 1994-1 Class A-2
      6.300% due 07/25/25                                    32             32
AFC Home Equity Loan Trust
  Series 1993-2 Class A
      6.000% due 01/20/13                                   317            314
AFC Mortgage Loan Trust
  Series 1996-3 Class 1A2
      7.220% due 02/25/27                                   344            343
Arcadia Automobile Receivables Trust
  Series 1998-B Class A3
      5.950% due 11/15/02                                 1,000          1,000
Banc One Auto Grantor Trust
  Series 1997-A Class A
      6.270% due 11/20/03                                 2,917          2,935
Barnett Auto Trust
  Series 1997-A Class A3
      6.030% due 11/15/01                                 7,500          7,517
Chase Credit Card Master Trust
  Series 1997-2 Class A
      6.300% due 04/15/03                                 4,500          4,551
  Series 1997-5 Class A
      6.194% due 08/15/05                                 1,000          1,016
  Series 1996-B Class A
      6.610% due 09/15/02                                   508            512
Chemical Master Credit Card Trust I
  Series 1996-1 Class A
      5.550% due 09/15/03                                 4,000          3,961
Chevy Chase Auto Receivables Trust
  Series 1996-2 Class A
      5.900% due 07/15/03                                   748            748
  Series 1997-1 Class A
      6.500% due 10/15/03                                 1,162          1,168
  Series 1997-2 Class A
      6.350% due 01/15/04                                   660            664
  Series 1997-3 Class A
      6.200% due 03/20/04 (c)                               526            528
Contimortgage Home Equity Loan Trust
Pass-thru Certificate
  Series 1997-4 Class A2
      6.270% due 02/15/12                                   500            500
Delta Funding Home Equity Loan Trust
  Series 1998-1 Class A2A
      5.858% due 05/25/30 (c)                               470            470
EQCC Home Equity Loan Trust
  Series 1993-4 Class A
      5.725% due 12/15/08                                    33             33
Equivantage Home Equity Loan Trust
  Series 1996-1 Class A
      6.550% due 10/25/25                                    23             23
Fingerhut Master Trust
  Series 1998-1 Class A
      6.070% due 02/15/05                                   325            325
First Chicago Master Trust II
Credit Card Certificates
  Series 1994-L
      7.150% due 04/15/01                                 4,500          4,569
First Security Auto Grantor Trust
  Series 1997-A Class A
      6.300% due 08/15/03                                   716            718
Green Tree Financial Corp.
  Series 1998-1 Class A3
      5.950% due 04/01/13                                   750            751
  Series 1997 - 3 Class A2
      6.490% due 07/15/28                                   556            558
Green Tree Home Improvement Loan Trust
  Series 1997-A Class HIA3
      7.050% due 08/15/23                                   600            611
Honda Auto Receivables Grantor Trust
  Series 1995-A Class A
      6.200% due 12/15/00                                   209            210
  Series 1997-A Class A
      5.850% due 02/15/03                                   379            379
IMC Home Equity Loan Trust
  Series 1997-5 Class A1
      6.510% due 02/20/06 (c)                               568            568
  Series 1998-1 Class A3
      6.410% due 04/20/18 (c)                               700            702
Nationsbank Credit Card Master Trust
  Series 1995-1 Class A
      6.450% due 04/15/03                                 5,650          5,714
New Century Home Equity Loan Trust
  Series 1998-NC3 Class A1
      6.000% due 06/26/28                                 1,000            996
Nissan Auto Receivables Grantor Trust
  Series 1997-1 Class A
      6.150% due 02/15/03                                   281            282
NPF VI Inc.
  Series 1998-1A Class A
      6.220% due 06/01/02                                   600            601


82  Fixed Income II Fund

FIXED INCOME II FUND

June 30, 1998 (Unaudited)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------
Olympic Automobile Receivables Trust
  Series 1996-B Class A4
      6.700% due 03/15/02                             $   1,000      $   1,010
  Series 1996-D Class CTFS
      6.125% due 04/15/02                                 3,043          3,043
PBG Equipment Trust
  Series 1A Class A
      6.270% due 01/20/12                                   900            901
PNC Student Loan Trust I
  Series 1997-2 Class A3
      6.314% due 01/25/01                                 5,000          5,057
Premier Auto Trust
  Series 1997-3 Class A4
      6.200% due 01/06/01                                 5,000          5,020
Prime Credit Card Master Trust
  Series 1992-2 Class A2
      7.450% due 11/15/02                                 1,000          1,022
Remodelers Home Improvement Loan
  Series 1995-3 Class A2
      6.800% due 12/20/07                                   260            260
Rental Car Finance Corp.
  Series 1997-1 Class A1
      6.250% due 06/25/03                                   400            401
Ryder Vehicle Lease Trust
  Series 1998-A Class A
      6.100% due 09/15/08 (c)                               500            500
Sears Credit Account Master Trust
  Series 1995-2 Class A
      8.100% due 06/15/04                                 4,300          4,420
  Series 1995-3 Class A
      7.000% due 10/15/04                                   900            918
  Series 1997-1 Class A
      6.200% due 07/16/07                                   500            503
  Series 1998-1 Class A
      5.800% due 08/15/05                                 2,800          2,793
SPNB Home Equity Loan
  Series 1991-1 Class B
      8.150% due 06/15/20                                    87             89
Standard Credit Card Master Trust
  Series 1994-4 Class A
      8.250% due 11/07/03                                 1,200          1,279
The Money Store Auto Grantor Trust
  Series 1997-4 Class A2
      6.350% due 03/20/04                                   600            604
The Money Store Small Business
  Administration Loan Trust
  Series 1997-1 Class A
      6.241% due 01/15/25 (c)                               965            967
  Series 1997-1 Class B
      6.720% due 01/15/25 (c)                               483            486
WFS Financial Owner Trust
  Series 1996-D Class A3
      6.050% due 07/20/01 (c)                             3,789          3,800
World Omni Automobile Lease
Securitization Trust
  Series 1996-B Class A3
      6.250% due 11/15/02                                 1,094          1,101
  Series 1996-B Class B
      6.850% due 11/15/02 (c)                               349            349
  Series 1997-Class A2
      6.750% due 06/25/03 (c)                             5,497          5,539
  Series 1997-A Class A4
      6.900% due 06/25/03                                   500            508
                                                                    ----------

                                                                        84,371
                                                                    ----------

CORPORATE BONDS AND NOTES - 28.7%
Ahmanson (H.F.)
      9.875% due 11/15/99                                   875            917
Aristar Inc.
      6.125% due 12/01/00                                   725            727
Associates Corp. of North America
      6.375% due 08/15/00                                 5,500          5,546
Banco De Latinoamerica
      6.500% due 04/02/01 (c)                             1,200          1,216
Bankamerica Corp.
      9.500% due 04/01/01                                 1,250          1,354
Banponce Corp. (MTN)
  Series 2
      5.750% due 03/01/99                                 2,075          2,071
Bear Stearns Co., Inc.
      7.625% due 09/15/99                                 1,125          1,146
Chase Manhattan Corp.
     10.125% due 11/01/00                                 1,259          1,371
      5.813% due 12/05/09 (c)                               200            197
Chrysler Financial Corp. (MTN)
      6.610% due 06/16/00                                 1,150          1,164
CIT Group Holdings, Inc. (MTN)
      6.125% due 12/15/00                                 5,000          5,018
Coca-Cola Put Asset Trust
      6.000% due 03/15/01                                 1,000          1,001


                                                        Fixed Income II Fund  83

FIXED INCOME II FUND

June 30, 1998 (Unaudited)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------
Comdisco Inc. (MTN)
      6.070% due 05/08/00                             $   1,000      $   1,003
Conseco Inc.
      6.400% due 06/15/01 (c)                             1,000            999
Cox Enterprises, Inc.
      6.250% due 08/26/99                                 1,400          1,403
Crescent Real Estate Equities
      6.625% due 09/15/02                                   750            740
ERAC USA Finance Co.
      6.375% due 05/15/03                                 1,075          1,077
ERP Operating, L.P.
      8.500% due 05/15/99                                 1,050          1,070
Finova Capital Corp.
      6.450% due 06/01/00                                   400            403
First Chicago Corp.
      9.000% due 06/15/99                                   500            514
First Industrial L.P.
      6.500% due 04/05/01 (c)                             1,375          1,378
First Union Corp.
      6.600% due 06/15/00                                 1,000          1,012
Fleet Financial Group Inc.
      6.875% due 03/01/03                                   700            718
Franchise Finance Corp.
      7.000% due 11/30/00                                 1,000          1,015
General Electric Capital Corp. (MTN)
      6.120% due 08/15/00                                 5,500          5,535
General Motors Acceptance Corp. (MTN)
      7.500% due 07/22/99                                   925            940
      7.465% due 07/25/19                                 1,383          1,386
      7.012% due 04/01/20 (c)                               979            991
Heller Financial, Inc. (MTN)
      5.738% due 03/01/99 (c)                             1,000          1,001
Hertz Corp.
      6.500% due 04/01/00                                   450            452
Homeside Lending Inc. (MTN)
      6.875% due 05/15/00                                 1,200          1,220
      6.875% due 06/30/02                                 2,000          2,046
JC Penney & Co., Inc. (MTN)
      6.375% due 09/15/00                                 1,125          1,137
KeyCorp
      8.400% due 04/01/99                                 1,000          1,017
Lehman Brothers Holdings, Inc. (MTN)
      6.000% due 02/26/01                                 1,250          1,248
  Series IBC
      7.000% due 05/13/99                                   800            807
Liberty Property L.P. (MTN)
      6.600% due 06/05/02                                   600            608
MBNA Corp.  (MTN)
  Series B
      6.500% due 09/15/00                                 1,000          1,004
MCI Communications Corp.
      6.125% due 04/15/02 (c)                             1,500          1,502
Merrill Lynch & Co., Inc.  (MTN)
      7.260% due 03/25/02                                 1,425          1,463
Midlantic Corp.
      9.250% due 09/01/99                                   375            388
Norwest Financial, Inc.
      6.375% due 09/15/02                                   500            505
Occidental Petroleum Corp. (MTN)
      5.950% due 11/09/98                                   950            949
Procter & Gamble
      9.625% due 01/14/01                                 3,020          3,261
Salomon, Inc.
      7.750% due 05/15/00                                 1,000          1,030
      6.700% due 07/05/00                                   500            507
Salomon, Inc. CMT Floater (MTN)
      5.382% due 04/05/99 (c)                             1,100          1,100
Sears Roebuck Acceptance Corp. (MTN)
      6.160% due 09/20/00                                 5,500          5,523
Sears Roebuck Acceptance Corp. (MTN)
  Series II
      6.690% due 04/30/01                                 1,050          1,069
Sovereign Bancorp, Inc. (Regd)
      6.750% due 07/01/00                                 1,250          1,261
Taubman Realty Group, L.P.
      8.000% due 06/15/99                                   250            254
Wellsford Residential Property Trust (MTN)
      6.019% due 11/24/99 (c)                             1,300          1,302
                                                                    ----------

                                                                        72,566
                                                                    ----------

EURODOLLAR BONDS - 0.6%
ALPS Pass-thru Trust
  Series 1994-1 Class A-2
     7.150% due 09/15/04 (c)                                210            210
Videotron Holdings PLC Step Up Bond
     Zero Coupon due 07/01/04                             1,375          1,351
                                                                    ----------

                                                                         1,561
                                                                    ----------

MORTGAGE-BACKED SECURITIES - 10.4%
Bayview Financial Acquisition Trust
  Series 1998-1 Class A1
     7.010% due 05/25/29                                    800            812


84  Fixed Income II Fund

FIXED INCOME II FUND

June 30, 1998 (Unaudited)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------
Bear Stearns Mortgage Securities, Inc.
  Series 1996-6 Class A2
     7.000% due 11/25/27                              $     821      $     820
BKD Commercial Mortgage Trust
  Series 1997-C1 Class B
     7.218% due 04/25/00 (c)                                538            536
Chase Mortgage Finance Corp.
  Series 1998-S2 Class A1
     6.500% due 07/25/28                                    700            703
Citicorp Mortgage Securities, Inc.
  REMIC Series 1997-5 Class A1
     6.500% due 11/25/27                                    650            652
Credit Suisse First Boston Mortgage
     7.000% due 12/25/37                                    600            600
Federal Home Loan Mortgage Corp.
  Partcipation Certificate
  Series 1540 Class C
     6.050% due 02/15/11                                    866            866
Federal Home Loan Mortgage Corp. Groups
  Participation Certificate
     7.500% due 2000                                        481            484
     9.000% due 2005                                        153            157
     7.375% due 2006                                        126            128
     6.250% due 2007                                         78             78
Federal Home Loan Mortgage Corp.
  Series 2061 Class PH
     6.000% due 05/15/16                                    600            600
Federal National Mortgage
  Association Pools
     7.000% due 2004                                        683            692
     8.000% due 2009                                        790            817
     8.500% due 2010                                        680            709
     6.250% due 2013                                      1,900          1,922
Federal National Mortgage Association
  Grantor Trust
  REMIC Series 1996-T6 Class C
     6.200% due 02/26/01                                  1,235          1,236
GE Capital Mortgage Services, Inc.
  Series 1998-10 Class 2A1
     6.500% due 05/25/13                                    600            602
GE Capital Mortgage Services, Inc.
  REMIC Series 1997-9 Class 1A2
     6.750% due 10/25/27                                    225            227
Government National Mortgage
  Association Pools
     9.500% due 2025                                        488            529
     7.250% due 2026                                      1,165          1,200
     5.000% due 2027                                      1,414          1,432
Merit Securities Corp.
  Series II Class 1A1
     6.580% due 07/28/22                                  1,400          1,400
Norwest Integrated Structured Assets, Inc.
  Series 1998-1 Class 2A1
     7.000% due 06/25/28                                    600            604
Prudential Home Mortgage Securities Co.
  Series 1993-S7 Class A4
     5.900% due 12/25/23                                  1,150          1,140
  Series 1994-19 Class A2
     7.050% due 05/25/24                                    509            513
Residential Accredited Loans, Inc.
  Series 1997-QS7 Class A1
     7.500% due 07/25/27                                    362            366
Residential Asset Secruitization Trust
Mortgage Pass-thru Certificates
  Series 1996-A8 Class A1
     8.000% due 12/25/26                                     30             31
  Series 1997-A5 Class A3
     7.125% due 07/25/27                                     75             75
  Series 1998-A2 Class A1
     6.750% due 04/25/28                                    555            557
  Series 1998-A5 Class A1
     6.750% due 05/25/28                                    582            583
Residential Funding Mortgage Securities I
  Series 1997-S12 Class A10
     6.700% due 08/25/27                                  1,500          1,505
Resolution Trust Corp.
  Mortgage Pass-thru Certificate
  Series 1994-C1 Class D
     8.000% due 06/25/26 (c)                                863            876
  Series 1995-2 Class C1
     7.450% due 05/25/29 (c)                                217            220
SASCO LLC
  Series 1997-N1 Class D
     6.178% due 09/25/28 (c)                                800            800
Structured Asset Securities Corp.
  Series 1998-C2A Class A
     6.145% due 01/25/13 (c)                                300            300
Union Planters Mortgage Finance Corp.
  Series 1998-A Class A1
     6.350% due 01/25/28                                    625            626
Wilshire Funding Corporation
  Series 1997-WFC1 Class AI
     7.250% due 08/25/27                                    790            797
                                                                    ----------

                                                                        26,195
                                                                    ----------


                                                        Fixed Income II Fund  85

FIXED INCOME II FUND

June 30, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
MUNICIPAL BONDS - 0.3%
Philadelphia, Pennsylvania, Authority
  for Industrial Development Class A
      6.480% due 06/15/04                            $      836     $      863
                                                                    ----------

                                                                           863
                                                                    ----------

UNITED STATES GOVERNMENT
AGENCIES - 0.2%
Federal Home Loan Bank
      6.070% due 01/17/01                                   500            499
                                                                    ----------

                                                                           499
                                                                    ----------

UNITED STATES GOVERNMENT
TREASURIES - 20.4%
United States Treasury Notes
      6.000% due 06/30/99                                   500            502
      5.875% due 11/15/99                                   100            100
      5.375% due 02/01/00                                 1,030          1,028
      6.875% due 03/31/00                                   175            179
      5.625% due 11/30/00                                 1,450          1,453
      5.375% due 02/15/01                                25,800         25,711
      5.625% due 05/15/01                                   275            276
      6.500% due 08/31/01                                 2,625          2,696
      6.250% due 02/28/02                                   360            368
      3.625% due 07/15/02                                13,764         13,614
      5.750% due 10/31/02                                   700            706
      5.750% due 11/30/02                                 4,445          4,482
      5.500% due 05/31/03                                   300            300
                                                                    ----------

                                                                        51,415
                                                                    ----------

YANKEE BONDS - 1.9%
Brascan, Ltd
      7.375% due 10/01/02                                 1,000          1,028
Household International
      5.250% due 10/15/98                                 1,150          1,149
Quebec, Province of
     13.250% due 09/15/14                                   450            505
Tyco International Group SA
      6.125% due 06/15/01                                 1,000          1,003
Westpac Banking, Ltd.
      7.875% due 10/15/02                                 1,000          1,060
                                                                    ----------

                                                                         4,745
                                                                    ----------

TOTAL LONG-TERM INVESTMENTS
(cost $241,609)                                                        242,215
                                                                    ----------


SHORT-TERM INVESTMENTS - 4.2%
Frank Russell Investment Company
  Money Market Fund,
  due on demand (a)                                      10,103         10,103
Goldman Sachs Group L.P.
      5.750% due 07/10/98 (a)(b)                            500            499
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $10,602)                                                          10,602
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $252,211)(b) - 100.1%                                 252,817

OTHER ASSETS AND LIABILITIES,
NET - (0.1%)                                                              (342)
                                                                    ----------

NET ASSETS - 100.0%                                                 $  252,475
                                                                    ----------
                                                                    ----------

(a)  At cost, which approximates market.
(b)  See Note 2 for federal income tax information.
(c)  Adjustable or floating rate security.

ABBREVIATIONS:
MTN - Medium Term Note
PLC - Public Limited Company
REMIC - Real Estate Mortage Investment Conduit


        The accompanying notes are an integral part of the financial statements.


86  Fixed Income II Fund

FIXED INCOME II FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998 (Unaudited)

                                                                                                                 Amounts in
                                                                                                              thousands (except
                                                                                                              per share amount)
ASSETS
Investments at market (identified cost $252,211)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .      $      252,817
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,757
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 429
Short-term investments held as collateral for securities loaned, at market (Note 3). . . . . . . . . . .               9,326
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             265,329

LIABILITIES
Payables:
  Investments purchased (regular settlement) . . . . . . . . . . . . . . . . . . . .      $        2,715
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 120
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 126
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  69
  Bank overdraft . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 498
Payable upon return of securities loaned, at market (Note 3) . . . . . . . . . . . .               9,326
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              12,854
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      252,475
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        3,361
Accumulated net realized loss. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (7,934)
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . .                 606
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 136
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             256,306
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      252,475
                                                                                                              --------------
                                                                                                              --------------

Net Asset Value, offering and redemption price per share:
  ($252,475,463 divided by 13,600,839 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        18.56
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.


                                                        Fixed Income II Fund  87

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1998 (Unaudited)

                                                                                                                 Amounts in
                                                                                                                  thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        6,984
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 361
                                                                                                              --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,345

EXPENSES (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          589
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  78
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  73
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  15
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  24
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  13
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 793
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               6,552
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (229)
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .                 296
                                                                                                              --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  67
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .      $        6,619
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.


88  Fixed Income II Fund

FIXED INCOME II FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                Amounts in thousands

                                                                                          FOR THE SIX
                                                                                          MONTHS ENDED        FOR THE YEAR
                                                                                         JUNE 30, 1998            ENDED
                                                                                          (UNAUDITED)       DECEMBER 31, 1997
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        6,552      $       13,527
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (229)               (118)
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .                 296                 487
                                                                                          --------------      --------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .               6,619              13,896
                                                                                          --------------      --------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (3,800)            (13,676)
                                                                                          --------------      --------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6). . . .              20,186               6,267
                                                                                          --------------      --------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .              23,005               6,487

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             229,470             222,983
                                                                                          --------------      --------------
  End of period (including undistributed net investment income of
     $3,361 and $609, respectively). . . . . . . . . . . . . . . . . . . . . . . . .      $      252,475      $      229,470
                                                                                          --------------      --------------
                                                                                          --------------      --------------


        The accompanying notes are an integral part of the financial statements.

                                                        Fixed Income II Fund  89

FIXED INCOME II FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                                     YEAR ENDED DECEMBER 31,
                                                                        ---------------------------------------------------------
                                                               1998*        1997       1996        1995        1994       1993
                                                             ---------- ----------  ----------  ----------  ---------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .   $    18.35 $    18.36  $    18.55  $    17.98  $    18.99 $    18.56
                                                             ---------- ----------  ----------  ----------  ---------- ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . .         .49        1.08        1.04        1.16        1.21        .84
  Net realized and unrealized gain (loss) on investments .         .01          --        (.19)        .59       (1.07)       .44
                                                             ---------- ----------  ----------  ----------  ---------- ----------

     Total Income From Investment Operations . . . . . . .         .50        1.08         .85        1.75         .14       1.28
                                                             ---------- ----------  ----------  ----------  ---------- ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . .        (.29)      (1.09)      (1.04)      (1.18)      (1.15)      (.71)
  Tax return of capital. . . . . . . . . . . . . . . . . .          --          --          --          --          --       (.14)
                                                             ---------- ----------  ----------  ----------  ---------- ----------

     Total Distributions . . . . . . . . . . . . . . . . .        (.29)      (1.09)      (1.04)      (1.18)      (1.15)      (.85)
                                                             ---------- ----------  ----------  ----------  ---------- ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .   $   18.56  $    18.35  $    18.36  $    18.55  $    17.98 $    18.99
                                                             ---------- ----------  ----------  ----------  ---------- ----------
                                                             ---------- ----------  ----------  ----------  ---------- ----------

TOTAL RETURN (%)(a)(c) . . . . . . . . . . . . . . . . . .        2.77        6.02        4.76        9.95         .82       6.98

RATIOS/SUPPLEMENTAL DATA:
Net Assets, end of period ($000 omitted) . . . . . . . . .     252,475     229,470     222,983     183,577     144,030    138,619

Ratios to average net assets (%)(b)(c):
Operating expenses . . . . . . . . . . . . . . . . . . . .         .67         .66         .70         .58         .19        .16
Net investment income. . . . . . . . . . . . . . . . . . .        5.51        5.70        5.70        6.41        6.52       6.16

Portfolio turnover rate (%)(b) . . . . . . . . . . . . . .      136.41      213.14      264.40      269.31      233.75     229.07


*    For the six months ended June 30, 1998 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1998 are annualized.
(c) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of any investment services fees. See Note 4.


90  Fixed Income II Fund

FIXED INCOME III FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
LONG-TERM INVESTMENTS - 97.5%
ASSET-BACKED SECURITIES - 3.8%
American Airlines, Inc. Class A-1
      9.710% due 01/02/07                            $      333     $      383
Cityscape Home Equity Loan Trust
  Pass-thru Certificate
  Series 1996-2 Class A2
      7.200% due 04/25/11                                   780            790
Contimortgage Home Equity Loan Trust
      6.430% due 04/15/16                                   740            745
      7.220% due 01/15/28                                   315            323
Fleetwood Credit Corp. Grantor Trust
  Series 1994-B Class A
      6.750% due 03/15/10                                   308            310
Fund America Investors Corp. II
  Pass-thru Certificate
  Series 1993-F Class A-1
      5.400% due 09/25/09                                    66             64
Green Tree Financial Corp.
  Series 1995-5 Class A3
      6.250% due 10/15/25                                   880            882
  Series 1995-6 Class A3
      6.650% due 11/15/25                                   560            563
  Series 1995-8 Class A2
      6.150% due 12/15/26 (b)                               176            176
  Series 1998-4 Class A3
      5.980% due 08/01/08                                 1,600          1,600
Green Tree Home Equity Loan Trust
  Series 1998-C Class A2
      6.030% due 07/15/29                                 1,100          1,102
Green Tree Recreational Equipment
      6.100% due 11/15/10                                   750            750
Greenwich Capital Acceptance, Inc.
  Series 1994 Class A-1
      8.725% due 11/25/24 (b)                               110            116
IMC Home Equity Loan Trust
  Series 1998-3 Class A3
      6.160% due 05/20/14                                   430            430
MBNA Master Credit Card Trust
  Series 1994-B Class A
      5.591% due 01/15/02 (b)                             2,000          1,999
New Century Home Equity Loan Trust
  Series 1997-NC6 Class A4
      6.730% due 07/25/22                                   260            264
Residential Funding Mortgage Securities II
  Series 1997-HS5 Class M1
      7.010% due 05/25/27                                 1,368          1,393
Salomon Brothers Mortgage Securities VII, Inc.
  Series 1997 Class A2
      7.174% due 03/25/25                                   790            826
Southern Pacific Secured Assets Corp.
  Series 1998-1 Class A2
      6.270% due 02/25/18                                   850            851
Student Loan Marketing Association
  Series 1997-3 Class A1
      5.787% due 04/25/06 (b)                             2,721          2,716
The Money Store Home Equity Loan Trust
  Series 1996-A Class A5
      6.850% due 06/15/19                                   800            812
UCFC Home Equity Loan Trust
  Series 1996-B1 Class A7
      8.200% due 09/15/27                                   270            293
                                                                    ----------

                                                                        17,388
                                                                    ----------

CORPORATE BONDS AND NOTES - 33.2%
A.H. BELO CORP.
      6.875% due 06/01/02                                   850            867
Aames Financial Corp.
      9.125% due 11/01/03                                   475            471
Advanta National Bank
      6.450% due 10/30/00                                   825            824
Albank Capital Trust
      9.270% due 06/06/27                                   600            700
American Airlines, Inc.
  Series 1990-P
     10.600% due 03/04/09                                 1,013          1,324
American General Institutional Capital
  Series B
      8.125% due 03/15/46                                   970          1,102
American Standard Co.
      7.375% due 04/15/05                                 1,550          1,545
Amerus Capital I Series A
      8.850% due 02/01/27                                   475            537
AMR Corp. (MTN)
      9.950% due 03/07/01                                 1,000          1,094
Amresco, Inc.
      9.875% due 03/15/05                                   575            581
AT&T Capital Corp.
      6.050% due 04/01/99 (b)                             2,000          1,999
      6.920% due 04/29/99 (MTN)                             105            106
      6.410% due 08/13/99 (MTN)                             290            291
      6.470% due 12/03/99 (MTN)                             400            400
      6.480% due 12/03/99 (MTN)                           1,050          1,060
Banesto Delaware, Inc.
      8.250% due 07/28/02                                 1,000          1,064
Bank United Corp.
      8.875% due 05/01/07                                 1,050          1,156
Bankamerica Corp. (MTN)
      5.708% due 03/05/01 (b)                             5,000          4,999
Banponce Trust I
  Series A
      8.327% due 02/01/27                                   450            489
Banque Paribas-NY
      6.875% due 03/01/09                                   595            598


92  Fixed Income III Fund

FIXED INCOME III FUND

June 30, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
Beaver Valley Funding Corp.
      9.000% due 06/01/17                            $    1,295     $    1,491
BellSouth Capital Funding Corp.
      6.040% due 11/15/26                                 1,680          1,703
BellSouth Telecommunications, Inc.
      5.850% due 11/15/45                                   670            669
Beneficial Corp. (MTN)
      5.901% due 04/02/02 (b)                             2,000          1,998
Building Materials Corp.
      8.000% due 10/15/07                                 1,325          1,325
California Energy Co., Inc.
     10.250% due 01/15/04                                 1,500          1,598
CBS, Inc.
      7.125% due 11/01/23                                   675            645
Chase Manhattan Corp.
      6.375% due 04/01/08                                   800            802
Citicorp (MTN)
      5.738% due 06/27/02 (b)                             3,000          2,995
      5.778% due 08/13/02 (b)                             2,000          2,001
Cleveland Electric Illumination Co.
      7.430% due 11/01/09                                   240            252
Cliffs Drilling Co.
  Series B
     10.250% due 05/15/03                                   395            423
Colonial Realty LP
      7.500% due 07/15/01                                   825            846
Columbia/HCA Healthcare Corp.
      8.020% due 08/05/02 (MTN)                           2,000          2,040
      8.360% due 04/15/24                                   600            632
Conmed Corp.
      9.000% due 03/15/08                                   300            299
Connecticut Light & Power Co.
      7.750% due 06/01/02                                   175            179
      7.875% due 10/01/24                                   855            872
Conseco Finance Trust II
      8.700% due 11/15/26                                   800            899
Conseco Finance Trust III
      8.796% due 04/01/27                                   675            770
Contifinancial Corp.
      8.375% due 08/15/03                                 1,050          1,093
Continental Airlines, Inc.
      9.500% due 12/15/01                                 1,295          1,378
Crescent Real Estate Equities
      6.625% due 09/15/02                                   850            842
      7.125% due 09/15/07                                   925            933
CS Wireless System, Inc. Step Up Bond
     Zero Coupon due 03/01/06                               340             78
CSC Holdings, Inc.
      7.875% due 12/15/07                                   500            526
Dime Capital Trust I
  Series A
      9.330% due 05/06/27                                   300            351
Dresser Industries, Inc.
      7.600% due 08/15/96                                   780            898
EOP Operating LP
      6.376% due 02/15/02                                 1,425          1,420
ERAC USA Finance Co. (MTN)
      6.350% due 01/15/01                                   800            805
ERP Operating, LP
      8.500% due 05/15/99                                   425            433
Felcor Suites LP
      7.625% due 10/01/07                                   500            498
First Nationwide Holdings, Inc.
     12.500% due 04/15/03                                 1,250          1,419
     10.625% due 10/01/03                                   825            932
First Republic Bancorp
      7.750% due 09/15/12                                   700            731
Ford Motor Credit Co.
      5.908% due 03/05/01 (MTN)(b)                        5,000          5,005
      5.813% due 02/13/03 (b)                             2,000          1,997
Fox/Liberty Networks LLC
      8.875% due 08/15/07                                   845            862
Fox/Liberty Networks LLC Step Up Bond
     Zero Coupon due 08/15/07                               280            195
Fugi JGB Investment LLC
      9.870% due 12/31/49 (e)                             1,990          1,749
General Motors Acceptance Corp.
      6.625% due 04/24/00 (MTN)                             600            607
      5.800% due 02/23/01 (MTN)                           1,350          1,343
      6.375% due 12/01/01                                   700            705
Global Crossing Holdings Ltd.
      9.625% due 05/15/08                                   750            782
Goldman Sachs Group, LP (MTN)
      5.925% due 02/22/02 (b)                             5,000          4,994
Great Atlantic & Pacific Tea, Inc.
      7.750% due 04/15/07                                   625            627
Grove Worldwide LLC
      9.250% due 05/01/08                                   400            392
GTE Corp.
      6.840% due 04/15/18                                   600            602
      6.940% due 04/15/28                                 1,105          1,114
Haven Capital Trust I
     10.460% due 02/01/27                                   350            395
Health Care Reit, Inc.
      7.625% due 03/15/08                                   725            731
Homeside, Inc.
     11.250% due 05/15/03                                   241            286
Household Bank Nevada N.A. (MTN)
      5.876% due 10/22/03 (b)                             4,000          3,988
Imperial Capital Trust I
  Series B
      9.980% due 12/31/26                                   250            294


                                                       Fixed Income III Fund  93

FIXED INCOME III FUND

June 30, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
Imperial Credit Industries, Inc.
  Series B
      9.875% due 01/15/07                            $      700     $      697
Interpool Capital Trust
  Series B
      9.875% due 02/15/27                                   500            580
K Mart Corp.
      7.820% due 01/02/02 (MTN)                             700            708
      7.840% due 01/02/02 (MTN)                             800            809
      7.770% due 07/02/02 (MTN)                             700            707
      7.470% due 07/31/02 (MTN)                             400            400
      9.780% due 01/05/20                                   800            905
Kaufman and Broad Home Corp.
      7.750% due 10/15/04                                   925            923
Lehman Brothers Holdings, Inc.
      5.902% due 01/18/00 (MTN)(b)                        3,000          3,009
      6.250% due 04/01/03                                 1,000          1,001
Long Island Lighting Co.
      9.000% due 11/01/22                                 3,935          4,497
Markel Capital Trust I
  Series B
      8.710% due 01/01/46                                   325            357
MCI Communications Corp.
      6.125% due 04/15/02                                   550            548
McLeodusa, Inc.
      8.375% due 03/15/08                                   750            752
Merck and Co. Series B (MTN)
      5.760% due 05/03/37                                 2,410          2,497
Merita Bank, Ltd.
      7.150% due 12/29/49 (b)                             1,200          1,224
Merrill Lynch & Co., Inc.
      6.000% due 01/15/01                                   300            300
MMI Capital Trust I
  Series B
      7.625% due 12/15/27                                 1,300          1,336
Morgan Stanley Dean Witter (MTN)
      5.875% due 03/11/03 (b)                             2,000          2,001
Natexis Ambs Co. LLC
      8.440% due 12/29/49                                   400            400
Nextel Communications, Inc. Step Up Bond
     Zero Coupon due 01/15/04                               140            138
     Zero Coupon due 09/15/07                             1,600          1,080
     Zero Coupon due 10/31/07                               405            264
     Zero Coupon due 02/15/08                               595            379
Niagara Mohawk Power Corp.
      7.000% due 10/01/00                                 3,000          3,008
      8.750% due 04/01/22                                   610            671
Norfolk Southern Corp.
      7.800% due 05/15/27                                   200            230
      7.050% due 05/01/37                                   795            844
North Atlantic Energy Corp.
  Series A
      9.050% due 06/01/02                                   634            652
Northwest Airlines, Inc.
      7.625% due 03/15/05                                 2,080          2,070
Ocwen Federal Bank
     12.000% due 06/15/05                                   325            355
Ocwen Financial Corp.
     11.875% due 10/01/03                                   650            730
Onbank Capital Trust I
      9.250% due 02/01/27                                   450            550
Optel, Inc.
     11.500% due 07/01/08                                   750            750
Paxson Communications Corp.
     11.625% due 10/01/02                                   450            483
Premier Parks, Inc. Step Up Bond
     Zero Coupon due 04/01/08                               350            232
Prime Succession Acquisition Co.
     10.750% due 08/15/04                                   400            438
Providian Capital I
Series A
      9.525% due 02/01/27                                   500            571
Prudential Insurance Co. of America
      6.875% due 04/15/03                                   700            715
PX Escrow Company Step Up Bond
     Zero Coupon due 02/01/06 (b)                         1,225            882
Revlon Worldwide
     Zero Coupon due 03/15/01                             1,600          1,244
Rose Hills Corp.
      9.500% due 11/15/04                                   475            496
Salomon Smith Barney Holdings
      7.980% due 03/01/00                                   325            336
Salomon, Inc.
      7.125% due 08/01/99                                   425            430
      7.750% due 05/15/00                                   500            515
      6.625% due 11/30/00 (MTN)                             625            633
SB Treasury Company LLC
      9.400% due 12/29/49 (b)                               675            667
Seagate Technology, Inc.
      7.450% due 03/01/37                                   965            948
Simon Debartolo Group LP
      6.750% due 07/15/04                                   875            874
Sinclair Broadcast Group, Inc.
      8.750% due 12/15/07                                   400            408
Sovereign Capital Trust I
      9.000% due 04/01/27                                   975          1,101
Spieker Properties, LP
      6.950% due 12/15/02                                   500            508


94  Fixed Income III Fund

FIXED INCOME III FUND

June 30, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
Summit Properties, Inc.
      7.200% due 08/15/07                            $      575     $      583
Sun Healthcare Group, Inc.
      9.500% due 07/01/07                                   300            305
TCI Communications, Inc.
      5.975% due 09/11/00 (MTN)(b)                        2,000          1,989
      9.650% due 03/31/27                                   385            472
Tele-Communications, Inc.
      6.340% due 02/01/02                                   495            493
Teleport Communications Group
  Step Up Bond
     Zero Coupon due 07/01/07                             1,360          1,170
Tenet Healthcare Corp.
      8.000% due 01/15/05                                 1,275          1,322
      8.125% due 12/01/08                                 1,550          1,554
Time Warner, Inc.
      7.975% due 08/15/04                                   375            404
      8.110% due 08/15/06                                   750            827
      8.180% due 08/15/07                                   750            836
      8.050% due 01/15/16                                 1,150          1,293
      6.850% due 01/15/26                                 2,390          2,457
Tokai Preferred Capital Co. LLC
      9.980% due 12/29/49 (b)                             2,500          2,313
Toledo Edison Co.
      8.000% due 12/31/98 (MTN)                             500            503
      8.700% due 09/01/02                                   500            527
Toll Brothers Corp.
      7.750% due 09/15/07                                 1,200          1,182
Trenwick Capital Trust I
      8.820% due 02/01/37                                   575            637
Tricon Global Restaurants, Inc.
      7.450% due 05/15/05                                   775            774
TU Electrical Capital V
      8.175% due 01/30/37                                   710            743
United Companies Financial Corp.
      8.375% due 07/01/05                                   575            571
United Technologies Corp.
      8.875% due 11/15/19                                   170            214
US Air, Inc.
      9.625% due 02/01/01                                   460            478
USF&G Corp.
      8.375% due 06/15/01                                   250            264
Valero Energy
      6.750% due 12/15/02                                   535            541
Webster Capital Trust I
      9.360% due 01/29/27                                   225            257
Wellsford Residential Property Trust
      9.375% due 02/01/02                                   475            519
Wireless One, Inc. Step Up Bond
     Zero Coupon due 08/01/06 (b)                           200             29
                                                                    ----------

                                                                       152,761
                                                                    ----------

EURODOLLAR BONDS - 6.4%
Amvescap PLC
      6.600% due 05/15/05                                 1,550          1,567
Argentina, Republic of
  Series 10
      5.688% due 04/01/00 (b)                               289            238
  Series L
      6.625% due 03/31/05 (b)                             1,900          1,677
Arisco Productos Alimenticios
     10.750% due 05/22/05                                   100             94
Auxiliaire Credit Foncier
      5.688% due 09/25/02 (b)                               915            893
Brazil, Republic of
      9.375% due 04/07/08                                   330            291
Bulgaria, Republic of, Series A
      6.563% due 07/28/24 (b)                               970            741
Cemex SA (MTN)
      8.500% due 08/31/00                                 1,000          1,013
Colombia, Republic of
      8.625% due 04/01/08                                 1,600          1,518
Credit Fonc France
      8.000% due 01/14/02                                   560            590
Credit Lyonnais
      7.125% due 09/19/49 (e)                             1,040          1,015
Fifth Mexican Acceptance Corp. Class A
      8.000% due 12/15/98                                   800            227
Ford Motor Credit
      5.813% due 01/17/02                                 1,500          1,499
ForeningsSparbanken AB
      7.500% due 11/29/49                                   430            445
Globo Communicacoes e Participacoes S.A.
     10.625% due 12/05/08                                   680            605
Hutchison Whampoa Finance, Ltd.
      7.450% due 08/01/17                                   525            417
Korea, Republic of
      8.188% due 04/08/00                                 3,000          2,855
      8.750% due 04/15/03                                   740            718
      8.875% due 04/15/08                                   550            499
Nacional Financiera SNC
      8.000% due 06/19/00                                   420            424
Okobank
      7.114% due 10/29/49 (b)                                50             51
Okobank Series E (MTN)
      6.188% due 09/29/49 (b)                               700            693


                                                       Fixed Income III Fund  95

FIXED INCOME III FUND

June 30, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
Panama, Republic of
      8.875% due 09/30/27                            $    1,325     $    1,252
Poland, Republic of, Step Up Bond
      4.000% due 10/27/14 (b)                             3,705          3,312
Sibneft
      9.691% due 08/15/00                                   540            513
Skandinaviska Enskilda Banken (e)
      7.500% due 03/29/49                                 1,410          1,456
      8.125% due 09/06/49                                   475            515
      6.500% due 12/29/49                                 1,050          1,052
Skandinaviska Enskilda Banken
  Series 1 (MTN)
      6.625% due 03/29/49 (e)                               490            491
Tata Electric Co.
      8.500% due 08/19/17                                   600            504
Telefonica De Argentina SA
      9.125% due 05/07/08                                   650            613
TFM SA de CV Step Up Bond
     Zero Coupon due 06/15/09                               320            191
     Zero Coupon due 06/15/09 (144A)                      1,090            692
Videotron Holdings PLC Step Up Bond
     Zero Coupon due 07/01/04                               650            638
                                                                    ----------

                                                                        29,299
                                                                    ----------

MORTGAGE-BACKED SECURITIES - 40.6%
Asset Securitization Corp.
  Series 1997-D5 Class A1C
      6.750% due 02/14/41                                   440            457
  Series 1997-D5 Class A10
      6.850% due 02/14/41                                   850            894
Bear Stearns Mortgage Securities, Inc.
      6.750% due 04/30/30 (b)                             1,594          1,595
Chase Commercial Mortgage Securities Corp.
      6.600% due 12/19/07                                 1,325          1,300
Collateralized Mortgage Securities Corp.
  Series J Class J-5 CMO
      7.985% due 05/01/17                                 1,331          1,338
Federal Home Loan Mortgage Corp. (d)
      6.500% 15 Year TBA                                  6,780          6,827
      6.500% 30 Year TBA                                 25,000         24,930
Federal Home Loan Mortgage Corp.
Participation Certificate Groups
      7.000% due 2009                                       426            437
      6.000% due 2011                                     2,646          2,634
      6.000% due 2012                                     1,332          1,322
      8.500% due 2017                                       955          1,008
      7.950% due 2020                                       461            470
      8.500% due 2020                                       643            645
      7.000% due 2025                                     1,382          1,403
      8.500% due 2025                                       682            712
      7.500% due 2026                                         1              1
      8.500% due 2026                                       679            708
      8.500% due 2027                                     3,589          3,768
      6.500% due 2028                                     1,977          1,971
Federal Home Loan Mortgage Corp.
  Series 1037 Class Z
      9.000% due 02/15/21                                 1,291          1,363
  Series 1934 Class AB
      6.000% due 08/15/07                                 1,350          1,347
Federal National Mortgage Association Pools
      7.500% due 1999 (f)                                 1,172          1,202
      6.000% due 2003                                       271            270
     10.000% due 2005                                       224            236
      6.000% due 2012                                     1,851          1,831
      6.500% due 2013                                     2,577          2,592
      7.000% due 2024 (f)                                 1,055          1,071
      7.716% due 2024 (b)                                 1,218          1,243
      7.000% due 2025 (f)                                 6,515          6,609
      7.718% due 2026 (b)                                 5,055          5,194
      6.500% due 2027                                     1,706          1,699
      6.500% due 2028                                     3,580          3,565
      7.000% due 2028 (f)                                 2,257          2,289
Federal National Mortgage Association
  (REMIC) Series 1992-10 Class ZD
      8.000% due 11/25/21                                 1,646          1,801
  (REMIC) Series 1997-16 Class M
     Zero Coupon due 02/25/23                               850            589
Federal National Mortgage Association (d)
      6.000% 15 Year TBA                                  3,460          3,422
      6.500% 15 Year TBA                                  8,375          8,340
      7.000% 15 Year TBA                                    575            585
      6.000% 30 Year TBA                                  2,985          2,906
      6.500% 30 Year TBA                                 15,850         15,785
      7.000% 30 Year TBA                                  3,000          3,042
      8.000% 30 Year TBA                                  3,650          3,778
GMAC Commercial Mortgage Securities, Inc.
      6.853% due 09/15/06 (b)                               200            208
Government National Mortgage Association
Pools
      7.000% due 2023 (b)                                 2,699          2,756
      7.000% due 2024 (b)                                 6,858          7,023
      7.500% due 2024                                       405            417
      7.500% due 2025                                     1,670          1,717
      8.000% due 2025                                       936            970
      7.000% due 2026 (b)                                 4,707          4,803
      7.500% due 2026                                     1,947          2,001


96  Fixed Income III Fund

FIXED INCOME III FUND

June 30, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
      8.000% due 2026                                $    1,233     $    1,278
      6.875% due 2027 (b)                                 3,952          4,038
      7.500% due 2027                                     1,561          1,604
      8.000% due 2027                                     4,027          4,173
Government National Mortgage Association (d)
      6.500% 30 Year TBA                                 10,470         10,447
      7.000% 30 Year TBA                                  3,100          3,149
      7.500% 30 Year TBA                                  5,950          6,115
      8.000% 30 Year TBA                                  4,500          4,663
Kidder Peabody Acceptance Corp.
  Series 1994-C1 Class B
      6.850% due 02/01/06                                 1,050          1,066
Merrill Lynch Mortgage Investors, Inc.
  Series 1995-C2 Class D
      8.164% due 06/15/21 (b)                             1,881          1,931
Paine Webber Mortgage Acceptance Corp. IV
  Series 1995-M1 Class A
      6.700% due 01/15/07                                   720            726
Resolution Trust Corp.
  Mortgage Pass-thru Certificate
  Series 1995-1 Class 2-C
      7.500% due 10/25/28 (b)                               325            327
  Series 1995-C1 Class C
      6.900% due 02/25/27 (b)                               300            304
Resolution Trust Corp.
  Series 1994-C2 Class G
      8.000% due 04/25/25                                   276            278
  Series 1994-1 Class M-2
      7.750% due 09/25/29                                   397            407
Salomon Brothers Mortgage Securities VII, Inc.
  Mortgage Pass-thru Certificate
  Series 1994-16
      8.286% due 11/25/24 (b)                               434            451
Structured Asset Securities Corp.
  Mortgage Pass-thru Certificate
  Series 1996-CFL Class A1C
      5.944% due 02/25/28                                   263            261
  Series 1996-CFL Class C
      6.525% due 02/25/28                                   300            300
  Series 1998-C2A Class A
      6.145% due 01/25/13 (b)                             1,919          1,919
                                                                    ----------

                                                                       186,511
                                                                    ----------

MUNICIPAL BONDS - 1.3%
California, State of
      5.000% due 02/01/23                                   280            273
Jacksonville, Florida
  Electric Authority Revenue
      5.000% due 10/01/23                                   615            595
Massachusetts Bay
  Transportation Authority
      4.750% due 03/01/21                                   380            357
Massachusetts State
  Water Reserve Authority
      4.750% due 08/01/27                                   240            223
Municipal Electric Authority of Georgia
      5.000% due 01/01/26                                 1,200          1,167
Nevada State General Obligation
      4.750% due 05/15/26                                   890            833
New Jersey Economic Development Authority
  Series A
      7.425% due 02/15/29                                 1,185          1,347
  Series B
     Zero Coupon due 02/15/08                               540            300
New York Metropolitan
  Transportation Authority
      4.750% due 04/01/28                                   330            308
New York City, New York
  Municipal Water Finance Authority
  Water and Sewer System Revenue
      4.750% due 06/15/25                                   500            471
South Carolina State
  Public Service Authority Revenue
      5.000% due 01/01/29                                   280            270
                                                                    ----------

                                                                         6,144
                                                                    ----------

NON-US BONDS - 0.4%
Australian Government
     10.000% due 10/15/07                        AUD      2,000          1,633
                                                                    ----------

                                                                         1,633
                                                                    ----------

UNITED STATES GOVERNMENT
AGENCIES - 0.2%
Tennessee Valley Authority
      5.880% due 04/01/36                            $      875            910
                                                                    ----------

                                                                           910
                                                                    ----------


                                                       Fixed Income III Fund  97

FIXED INCOME III FUND

June 30, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
UNITED STATES GOVERNMENT
TREASURIES - 8.7%
United States Treasury Bonds
      8.125% due 08/15/19 (f)                        $    5,400     $    6,969
      6.625% due 02/15/27                                 4,625          5,223
United States Treasury Notes
      5.125% due 11/30/98 (f)                             2,150          2,148
      5.750% due 12/31/98 (f)                             1,350          1,353
      6.000% due 06/30/99 (f)                             1,525          1,532
      5.875% due 11/15/99                                 3,300          3,315
      7.750% due 11/30/99                                 6,150          6,334
      5.625% due 11/30/00 (f)                               400            401
      6.375% due 03/31/01 (f)                               650            664
      6.625% due 06/30/01                                 5,175          5,326
      6.250% due 10/31/01                                 5,675          5,793
      7.875% due 11/15/04                                   400            449
United States Treasury
  Interest Only Strip
     Zero Coupon due 02/15/19                             2,050            630
                                                                    ----------

                                                                        40,137
                                                                    ----------

YANKEE BONDS - 2.9%
Argentina, Republic of
      9.150% due 11/30/02 (b)                             2,290          2,296
      5.500% due 03/31/23 (b)                               290            219
Brazil Media Trust
      6.688% due 09/15/07 (b)                               994            802
Credit Lyonnais
      5.688% due 07/10/00 (b)                             4,000          3,959
Crown Packaging Enterprise, Ltd.
  Step Up Bond
     Zero Coupon due 08/01/06                               300             15
Diamond Cable Communication PLC
  Step Up Bond
     Zero Coupon due 02/15/07                               275            204
Petroleos Mexicanos
      9.500% due 09/15/27                                   800            753
Petroleum Geo-Services
      7.125% due 03/30/28                                   700            708
Royal Caribbean Cruises
      7.500% due 10/15/27                                 1,325          1,386
Santander Finnish Issuances
      6.588% due 09/30/49 (e)                               500            490
Societe Generale
      7.850% due 04/29/49 (e)                               300            321
St. George Bank, Ltd.
      7.150% due 10/01/05                                   775            804
Tata Engineering & Locomotive, Ltd.
      7.875% due 07/15/07                                   575            489
TV Azteca SA De CV
     10.125% due 02/15/04                                   900            896
                                                                    ----------

                                                                        13,342
                                                                    ----------

TOTAL LONG-TERM INVESTMENTS
(cost $442,865)                                                        448,125
                                                                    ----------

                                                      NOTIONAL
                                                       AMOUNT
                                                       (000)
                                                     ----------
OPTIONS PURCHASED - 0.0%
United States Treasury Bonds (h)
  Jul 99.98 Call *                                       12,200             11
  Aug 100.65 Call *                                         300              3
  Nov 109.52 Call *                                       3,100             42
  Sept 100.47 Call *                                      1,300             19
  Sept 100.55 Call **                                     1,326             19
  Sept 101.61 Call **                                     1,346             11
                                                                    ----------

TOTAL OPTIONS PURCHASED
(cost $86)                                                                 105
                                                                    ----------

                                                       NUMBER
                                                         OF
                                                       SHARES
                                                     ----------
PREFERRED STOCKS - 1.4%
American RE Capital                                      18,100            468
Australia & New Zealand
  Banking Group, Ltd.                                     7,200            196
California Federal Preferred Capital Corp.
  Series A                                               64,150          1,752
Credit Lyonnais Capital S.C.A. - ADR                      3,500             88
El Paso Electric Co. Series A
  Payment in Kind Preferred Stock                         4,603            505
Equity Office Properties Trust                           15,000            653
NB Capital Corp.                                            600            625
Pinto Totta International Finance, Ltd.                   1,175          1,203
Primedia, Inc.                                            4,000            396
Travelers Group, Inc.                                     9,050            499
                                                                    ----------

TOTAL PREFERRED STOCKS
(cost $6,292)                                                            6,385
                                                                    ----------


98  Fixed Income III Fund

FIXED INCOME III FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
WARRANTS - 0.0%
Capital Pacific Holdings, Inc.
  2002 Warrants (h)                                       2,212     $        2
EOP Operating LP 1999 Warrants (h)                        1,200             10
                                                                    ----------

TOTAL WARRANTS
(cost $10)                                                                  12
                                                                    ----------
                                                      PRINCIPAL
                                                       AMOUNT
                                                       (000)
                                                     ----------
SHORT-TERM INVESTMENTS - 21.0%
AT&T Capital Corp. (MTN)
      5.936% due 01/15/99 (b)                        $    2,000          2,008
Bankers Trust Company
      5.900% due 07/07/98 (a)                             3,000          2,999
Federal National Mortgage Association
Discount Notes
      5.400% due 09/25/98 (g)                             4,425          4,368
Frank Russell Investment Company
  Money Market Fund
  due on demand (a)                                      79,766         79,766
Imperial Chemical Industrial PLC
      5.750% due 09/05/98 (b)                             2,000          1,999
MBNA Corp.
      5.838% due 09/14/98 (b)                               875            875
Salomon, Inc.
      5.728% due 10/20/98 (b)                             2,000          2,000
Texaco, Inc.
      5.500% due 08/10/98 (a)                             2,000          1,988
United States Treasury Bills (f)(g)
      4.955% due 07/23/98 (a)                               155            155
      5.055% due 08/20/98 (a)                               330            327
      4.990% due 10/15/98                                   170            167
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $96,645)                                                          96,652
                                                                    ----------
                                                                      MARKET
                                                                      VALUE
                                                                      (000)
                                                                    ----------
TOTAL INVESTMENTS
(identified cost $545,898)(c) - 119.9%                              $  551,279

OTHER ASSETS AND LIABILITIES,
NET, INCLUDING OPTIONS WRITTEN - (19.9%)                               (91,348)
                                                                    ----------

NET ASSETS - 100.0%                                                 $  459,931
                                                                    ----------
                                                                    ----------

(a)  At cost, which approximates market.
(b)  Adjustable or floating rate security.
(c)  See Note 2 for federal income tax information.
(d)  Forward Commitment. See Note 2.
(e)  Perpetual floating rate note.
(f) Held as collateral in connection with futures contracts purchased (sold) and options written by the Fund.
(g)  Rate noted is yield-to-maturity.
(h)  Nonincome-producing security.
*    $100,000 notional value represents 1 contract
**   Represents 1 OTC contract.

ABBREVIATIONS:
ADR - American Depositary Receipt
CMO - Collateralized Mortgage Obligation
MTN - Medium Term Note
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:
AUD - Australian dollar


        The accompanying notes are an integral part of the financial statements.


                                                       Fixed Income III Fund  99

FIXED INCOME III FUND

June 30, 1998 (Unaudited)

                                                                   UNREALIZED
                                                       NUMBER     APPRECIATION
                                                         OF      (DEPRECIATION)
                                                      CONTRACTS       (000)
                                                     ----------   ------------
FUTURES CONTRACTS
(Notes 2 and 3)

United States Treasury 5 Year Note
  Futures Contracts
  expiration date 09/98                                     (11)    $       (6)
United States Treasury 10 Year Note
  Futures Contracts
  expiration date 09/98                                     183            127
United States Treasury 20 Year Bond
  Futures Contracts
  expiration date 09/98                                     216            218
United States Treasury 30 Year Bond
  Futures Contracts
  expiration date 09/98                                      55             46
                                                                    ----------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (Sold) (#)                                    $      385
                                                                    ----------
                                                                    ----------
                                                      NOTIONAL        MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------
OPTIONS WRITTEN
(Notes 2 and 3)

United States Treasury
  Jul 99.75 Call *                                   $    4,700     $       14
  Aug 102.84 Call **                                      1,188             --
  Nov 94.28 Call *                                        3,100              1
  Nov 95.27 Put *                                         2,700             --
  Nov 109.00 Call *                                       2,700              2
Federal National Mortgage Association
  Sept 101.23 Call *                                      3,200             12
  Sept 101.29 Call **                                     3,275             12
  Sept 101.30 Call **                                     3,275             13
                                                                    ----------

Total Liability for Options Written
  (premiums received $112)(#)                                       $       54
                                                                    ----------
                                                                    ----------

(#) At June 30, 1998, United States Government Securities valued at $24,887 were held as collateral in connection with futures contracts purchased
     (sold) and options written by the Fund.
*    Represents 1 OTC contract.
**   $100,000 notional amount represents 1 contract.


        The accompanying notes are an integral part of the financial statements.


100  Fixed Income III Fund

FIXED INCOME III FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998 (Unaudited)

                                                                                                                 Amounts in
                                                                                                              thousands (except
                                                                                                              per share amount)
ASSETS
Investments at market (identified cost $545,898)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .      $      551,279
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,823
  Investments sold (regular settlement). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 790
  Investments sold (delayed settlement)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,043
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 795
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . . . . . . . . . . . .                 109
Short-term investments held as collateral for securities loaned, at market (Note 3). . . . . . . . . . .               4,327
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             566,166

LIABILITIES
Payables:
  Investments purchased (regular settlement) . . . . . . . . . . . . . . . . . . . .      $          750
  Investments purchased (delayed settlement)(Note 2) . . . . . . . . . . . . . . . .              99,465
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 838
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 227
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 112
  Bank overdraft . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 462
Options written, at market value (premiums received $112)(Notes 2 and 3) . . . . . .                  54
Payable upon return of securities loaned, at market (Note 3) . . . . . . . . . . . .               4,327
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             106,235
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      459,931
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        6,500
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,394
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,381
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 385
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  58
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  91
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 434
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             444,688
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      459,931
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($459,931,159 divided by 43,383,676 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        10.60
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.


                                                      Fixed Income III Fund  101

FIXED INCOME III FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1998 (Unaudited)

                                                                                                                 Amounts in
                                                                                                                  thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       11,676
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,814
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 328
                                                                                                              --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              13,818

EXPENSES (Notes 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,118
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 127
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  84
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  13
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  37
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  11
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,392
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              12,426
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,236
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 927
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 226
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .                  81               3,470
                                                                                          --------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (925)
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 269
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (16)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .                 (26)               (698)
                                                                                          --------------      --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,772
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .      $       15,198
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.


102  Fixed Income III Fund

FIXED INCOME III FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                Amounts in thousands

                                                                                          FOR THE SIX
                                                                                          MONTHS ENDED        FOR THE YEAR
                                                                                         JUNE 30, 1998            ENDED
                                                                                          (UNAUDITED)       DECEMBER 31, 1997
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $       12,426      $       20,665
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3,470               6,722
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . . .              (698)              4,087
                                                                                          --------------      --------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . . .            15,198              31,474
                                                                                          --------------      --------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (5,898)            (20,551)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . . . . .                --                (798)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . . .            (1,957)             (1,962)
                                                                                          --------------      --------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . . .            (7,855)            (23,311)
                                                                                          --------------      --------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6). . . . .            70,155              82,193
                                                                                          --------------      --------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .              77,498              90,356

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             382,433             292,077
                                                                                          --------------      --------------
  End of period (including undistributed net investment income of
     $6,500 and accumulated distributions in excess of net investment
     income of $28, respectively). . . . . . . . . . . . . . . . . . . . . . . . . .      $      459,931      $      382,433
                                                                                          --------------      --------------
                                                                                          --------------      --------------


        The accompanying notes are an integral part of the financial statements.


                                                      Fixed Income III Fund  103

FIXED INCOME III FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.


                                                                                     YEAR ENDED DECEMBER 31,
                                                                         ---------------------------------------------------------
                                                               1998*        1997       1996        1995        1994       1993**
                                                             ----------  ----------  ----------  ----------  ---------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .   $    10.42  $    10.17  $    10.34  $     9.37  $    10.44 $    10.00
                                                             ----------  ----------  ----------  ----------  ---------- ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . .          .30         .63         .64         .67         .66        .49
  Net realized and unrealized gain (loss) on investments .          .08         .32        (.16)        .97       (1.07)       .52
                                                             ----------  ----------  ----------  ----------  ---------- ----------

     Total Income From Investment Operations . . . . . . .          .38         .95         .48        1.64        (.41)      1.01
                                                             ----------  ----------  ----------  ----------  ---------- ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . .         (.15)       (.62)       (.64)       (.67)       (.66)      (.48)
  In excess of net investment income . . . . . . . . . . .           --        (.02)       (.01)         --          --         --
  Net realized gain on investments . . . . . . . . . . . .         (.05)       (.06)         --          --          --       (.08)
  In excess of net realized gain on investments. . . . . .           --          --          --          --          --       (.01)
                                                             ----------  ----------  ----------  ----------  ---------- ----------

     Total Distributions . . . . . . . . . . . . . . . . .         (.20)       (.70)       (.65)       (.67)       (.66)      (.57)
                                                             ----------  ----------  ----------  ----------  ---------- ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .   $    10.60  $    10.42  $    10.17  $    10.34   $    9.37 $    10.44
                                                             ----------  ----------  ----------  ----------  ---------- ----------
                                                             ----------  ----------  ----------  ----------  ---------- ----------

TOTAL RETURN (%)(a)(b) . . . . . . . . . . . . . . . . . .         3.65        9.64        4.88       17.99       (3.89)     10.22

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . .      459,931     382,433     292,077     252,465     166,620    124,234

  Ratios to average net assets (%)(b)(c):
     Operating expenses, net . . . . . . . . . . . . . . .          .67         .70         .73         .61         .20        .20
     Operating expenses, gross . . . . . . . . . . . . . .          .67         .70         .73         .61         .20        .40
     Net investment income . . . . . . . . . . . . . . . .         5.94        6.13        6.32        6.83        7.02       6.30

  Portfolio turnover rate (%)(c) . . . . . . . . . . . . .       323.55      274.84      144.26      141.37      134.11     181.86


*    For the six months ended June 30, 1998 (Unaudited).
**   For the period January 29, 1993 (commencement of operations) to
     December 31, 1993.
(a)  Periods less than one year are not annualized.
(b) For periods prior to April 1, 1995, Fund performance, operating expenses, and net investment income do not include any management fees paid to the Manager or money managers. For periods thereafter, they are reported net of investment management fees but gross of anyinvestment services fees. See Note 4.
(c) The ratios for the periods ended June 30, 1998 and December 31, 1993 are annualized.


104  Fixed Income III Fund

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 1998 (Unaudited)

1.   ORGANIZATION
     Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 28 different investment portfolios, referred to as "Funds." These financial statements report on eight Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

2.   SIGNIFICANT ACCOUNTING POLICIES
     The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

     SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

     Short-term investments held by the Funds maturing within 60 days of the valuation date are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular fund. The Funds may lend portfolio securities as approved by the Board of Trustees on April 27, 1998.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

     AMORTIZATION AND ACCRETION: All premiums and discounts, including original issue discounts, for the Funds are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

     It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal income tax provision was required for the Funds.

     At December 31, 1997, certain Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:

                         12/31/01       12/31/02       12/31/03       12/31/04       12/31/05        TOTALS
                       ------------   ------------   ------------   ------------   ------------   ------------
     Fixed Income I    $         --   $  8,058,364   $         --   $         --   $         --   $  8,058,364
     Fixed Income II        948,478      3,534,633        698,949      1,746,912        538,227      7,467,199


                                              Notes to Financial Statements  105

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 1998 are as follows:


                                                                                                      NET
                                                            GROSS               GROSS             UNREALIZED
                                     FEDERAL TAX          UNREALIZED          UNREALIZED         APPRECIATION
                                         COST            APPRECIATION       (DEPRECIATION)      (DEPRECIATION)
                                 -----------------     ---------------     ---------------     ---------------
Equity I                         $   1,034,311,545     $   347,139,788     $   (27,761,333)    $   319,378,455
Equity II                              436,005,416         136,641,878         (15,831,294)        120,810,584
Equity III                             214,315,571          50,960,496          (8,454,067)         42,506,429
Equity Q                               838,687,300         340,172,535         (16,564,835)        323,607,700
International                          908,299,447         241,473,299         (82,456,746)        159,016,553
Fixed Income I                       1,000,622,717          23,995,691          (1,996,408)         21,999,283
Fixed Income II                        252,106,452           1,307,355            (596,807)            710,548
Fixed Income III                       545,510,885           8,379,427          (2,611,312)          5,768,115

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly, except for the International Fund, which generally declares and pays dividends annually. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, and certain securities sold at a loss. Accordingly, a Fund may periodically make a reclassification among certain of its capital accounts without impacting its net asset value.

     EXPENSES: The Funds will pay their own expenses other than those expressly assumed by the Management Company. Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed are allocated among all Funds principally based on their relative net assets.

     DEFERRED ORGANIZATION EXPENSES: Organization and initial registration costs of the Fixed Income III Fund were deferred and were amortized over 60 months on a straight-line basis.

     REPURCHASE AGREEMENTS: The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian, receives delivery of underlying securities as collateral. Each Fund's Money Manager will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fedwire closing time remains at least equal to 102% of the repurchase price. The Money Manager will notify the Seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%.

     FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

       (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

       (b) Outstanding purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.


106  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at period-end, as a result of changes in the exchange rates.

     It is not practical to isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

     DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

     The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

     FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the International, Fixed Income I, Fixed Income II and Fixed Income III Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at June 30, 1998, are presented on the Statement of Net Assets for the applicable Funds.

     FORWARD COMMITMENTS: The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (i.e., a "forward commitment," "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

     OPTIONS: The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.


                                              Notes to Financial Statements  107

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

     The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates. The Funds' activities in written options are conducted through regulated exchanges, which do not result in counterparty credit risks.

     FUTURES: The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. Fixed Income III Fund may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3.   INVESTMENT TRANSACTIONS
     SECURITIES: During the six months ended June 30, 1998, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:


                   PURCHASES             SALES                                PURCHASES             SALES
               ---------------     ---------------                         ---------------    ---------------
Equity I       $   602,330,853     $   595,620,410    International        $   354,909,112    $   381,971,298
Equity II          257,887,684         228,519,812    Fixed Income I           167,583,482         97,384,725
Equity III         143,964,092         154,486,325    Fixed Income II           60,714,674         46,406,807
Equity Q           425,202,345         518,224,095    Fixed Income III         183,323,849        110,983,266

Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:

                      PURCHASES             SALES
                   ---------------     ---------------
Fixed Income I     $   736,617,581     $   666,514,334
Fixed Income II        121,434,032         105,694,261
Fixed Income III       579,411,656         534,485,324


108  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     OPTIONS WRITTEN AND FUTURES CONTRACTS: Fund transactions in written options and futures contracts for the six months ended June 30, 1998 were as follows:

EQUITY I                                     FUTURES CONTRACTS
                                                          AGGREGATE
                                        NUMBER OF       FACE VALUE OF
                                        CONTRACTS       CONTRACTS (1)
                                      ------------     --------------
     Outstanding December 31, 1997             176     $   39,023,305
     Opened                                    644        166,750,694
     Closed                                   (632)      (154,242,604)
                                      ------------     --------------
     Outstanding June 30, 1998                 188     $   51,531,395
                                      ------------     --------------
                                      ------------     --------------

EQUITY II                                   FUTURES CONTRACTS
                                                          AGGREGATE
                                        NUMBER OF       FACE VALUE OF
                                        CONTRACTS       CONTRACTS (1)
                                      ------------     --------------
     Outstanding December 31, 1997             146     $   26,114,344
     Opened                                    379         81,887,863
     Closed                                   (389)       (80,349,857)
                                      ------------     --------------
     Outstanding June 30, 1998                 136     $   27,652,350
                                      ------------     --------------
                                      ------------     --------------

EQUITY III                                  FUTURES CONTRACTS
                                                          AGGREGATE
                                        NUMBER OF       FACE VALUE OF
                                        CONTRACTS       CONTRACTS (1)
                                      ------------     --------------
     Outstanding December 31, 1997              39     $    7,190,350
     Opened                                    122         27,181,561
     Closed                                   (131)       (29,106,311)
                                      ------------     --------------
     Outstanding June 30, 1998                  30     $    5,265,600
                                      ------------     --------------
                                      ------------     --------------

EQUITY Q                                     FUTURES CONTRACTS
                                                          AGGREGATE
                                        NUMBER OF       FACE VALUE OF
                                        CONTRACTS       CONTRACTS (1)
                                      ------------     --------------
     Outstanding December 31, 1997             109     $   24,972,119
     Opened                                    250         63,137,351
     Closed                                   (291)       (70,979,445)
                                      ------------     --------------
     Outstanding June 30, 1998                  68     $   17,130,025
                                      ------------     --------------
                                      ------------     --------------

INTERNATIONAL                                FUTURES CONTRACTS
                                                          AGGREGATE
                                        NUMBER OF       FACE VALUE OF
                                        CONTRACTS       CONTRACTS (1)
                                      ------------     --------------
     Outstanding December 31, 1997             361     $   46,978,235
     Opened                                  1,648        162,677,546
     Closed                                 (1,444)      (157,742,217)
                                      ------------     --------------
     Outstanding June 30, 1998                 565     $   51,913,564
                                      ------------     --------------
                                      ------------     --------------


     (1) The aggregate face value of contracts is computed on the date each contract was opened.


                                              Notes to Financial Statements  109

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

FIXED INCOME I                                WRITTEN OPTIONS
                                        NUMBER OF         PREMIUMS
                                        CONTRACTS         RECEIVED
                                      ------------     --------------
     Outstanding December 31, 1997             209     $      135,513
     Opened                                    159            157,162
     Closed                                    (53)           (19,953)
     Expired                                  (172)          (181,130)
                                      ------------     --------------
     Outstanding June 30, 1998                 143     $       91,592
                                      ------------     --------------
                                      ------------     --------------

FIXED INCOME III                              WRITTEN OPTIONS
                                        NUMBER OF         PREMIUMS
                                        CONTRACTS         RECEIVED
                                      ------------     --------------
     Outstanding December 31, 1997             226     $      146,732
     Opened                                    211            193,849
     Closed                                    (82)           (29,313)
     Expired                                  (188)          (199,224)
                                      ------------     --------------
     Outstanding June 30, 1998                 167     $      112,044
                                      ------------     --------------
                                      ------------     --------------


FIXED INCOME III                             FUTURES CONTRACTS                       FUTURES CONTRACTS
                                                SOLD SHORT                               PURCHASED
                                                           AGGREGATE                               AGGREGATE
                                        NUMBER OF        FACE VALUE OF         NUMBER OF         FACE VALUE OF
                                        CONTRACTS        CONTRACTS (1)         CONTRACTS         CONTRACTS (1)
                                      ------------      --------------        ------------      --------------
     Outstanding December 31, 1997              --      $           --                 429      $   50,469,783
     Opened                                    (11)         (1,200,609)              1,017         118,773,418
     Closed                                     --                  --                (992)       (115,306,343)
                                      ------------      --------------        ------------      --------------
     Outstanding June 30, 1998                 (11)     $   (1,200,609)                454      $   53,936,858
                                      ------------      --------------        ------------      --------------
                                      ------------      --------------        ------------      --------------


     (1) The aggregate face value of contracts is computed on the date each contract was opened.

     SECURITIES LENDING: Effective April 27, 1998, the Investment Company resumed its securities lending program. The program allows each Fund to loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by Morgan Stanley Trust Company ("MSTC") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities-lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

     Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and MSTC and is included as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and MSTC and are included as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of June 30, 1998, the value of outstanding securities on loan and the value of collateral amounted to as follows:


110  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

                    VALUE OF              VALUE                                 VALUE OF           VALUE
                 SECURITIES ON             OF                                SECURITIES ON          OF
                      LOAN             COLLATERAL                                 LOAN           COLLATERAL
                --------------      --------------                          --------------      -------------
     Equity I   $   24,269,294      $   25,127,643    International         $   84,853,827      $  95,609,372
     Equity II      43,756,804          44,628,850    Fixed Income II            9,142,524          9,326,250
     Equity III      7,317,484           7,538,290    Fixed Income III           4,234,868          4,327,475
     Equity Q       23,061,746          23,938,938


4.   RELATED PARTIES
     MANAGER: Frank Russell Investment Management Company ("FRIMCo" or "Manager") operates and administers all of the Funds which comprise the Investment Company, and manages the Money Market and the U.S. Government Money Market Funds (the Money Market and the U.S. Government Money Market Funds are a series of the Investment Company that are not presented in this report). FRIMCo is a wholly owned subsidiary of Frank Russell Company, which researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

     For the six months ended June 30, 1998, the management fee paid to FRIMCo, for the Funds listed below, in accordance with the Investment Company's Management Agreement with that firm, amounted to $16,627,331 before waivers. Such fee is payable monthly and is equal to the annual rate, by Fund, shown in the table below, of the average daily net assets of the applicable Fund.

                       ANNUAL RATE                        ANNUAL RATE
                       -----------                        -----------
     Equity I             0.60%        International         0.75%
     Equity II            0.75         Fixed Income I        0.30
     Equity III           0.60         Fixed Income II       0.50
     Equity Q             0.60         Fixed Income III      0.55

     The management contract also provides that if any Fund's expenses (exclusive of interest and taxes) exceed specified limits imposed by the Manager on an annual basis, such excess will be paid by FRIMCo. The Manager of the Fixed Income III Fund voluntarily agreed to waive a portion of its 0.55% management fee, to the extent total fund level expenses for the Fund exceed 0.75% of its average daily net assets on an annual basis. There were no waivers for the Fixed Income III Fund for the period ended June 30, 1998.

     FRIMCo calculates its management fee based on average daily net assets for each Fund less any management fee incurred on assets invested in the Money Market Fund (see Note 5) thereby eliminating any duplication of fees.

     ANALYTIC SERVICES: Fees for analytic services provided to the Funds are paid or accrued to Frank Russell Company, an affiliate of the Investment Company. Frank Russell Company provides its TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the investment department.

     TRANSFER AGENT: The Funds have a contract with FRIMCo, to provide transfer agent services to the Investment Company. Total fees for the six months ended June 30, 1998 were $912,381.

     DISTRIBUTOR: Russell Fund Distributors, Inc. (the "Distributor"), a wholly owned subsidiary of FRIMCo, is the principal Distributor for Investment Company shares. The Distributor receives no compensation from the Funds for its services.


                                              Notes to Financial Statements  111

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     ACCRUED FEES PAYABLE TO AFFILIATES AS OF JUNE 30, 1998 WERE AS FOLLOWS:

                        MANAGEMENT      ANALYTIC    TRANSFER AGENT
                           FEES       SERVICE FEES       FEES          TOTALS
                       ------------   ------------   ------------   ------------
     Equity I          $    649,662   $     12,828   $     41,716   $    704,206
     Equity II              330,651          8,106         24,538        363,295
     Equity III             125,543          4,375         12,657        142,575
     Equity Q               561,510          4,237         35,177        600,924
     International          663,534          8,818         21,487        693,839
     Fixed Income I         216,778          4,879         44,667        266,324
     Fixed Income II        102,205          4,545         19,368        126,118
     Fixed Income III       201,777          4,303         21,384        227,464
                       ------------   ------------   ------------   ------------
                       $  2,851,660   $     52,091   $    220,994   $  3,124,745
                       ------------   ------------   ------------   ------------
                       ------------   ------------   ------------   ------------

     BROKERAGE COMMISSIONS: The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Manager, when a money manager determines that the Fund will receive competitive execution, price, and commissions. Upon completion of such transactions, Frank Russell Securities, Inc. will refund up to 70% of the commissions paid by that Fund after reimbursement for research services provided to FRIMCo. Amounts retained by Frank Russell Securities, Inc. for the six months ended June 30, 1998 were as follows:

     Equity I        $   31,158       Equity III         $   12,013
     Equity II            1,792       International         141,438
     Equity Q             1,526

     Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Manager.

     BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $20,000 per year plus out-of-pocket expenses. Total Trustee expenses were $54,794 for the six months ended June 30, 1998, and were allocated to each Fund on a pro rata basis, including 20 affiliated funds not presented herein.

5.   MONEY MARKET FUND
     The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund (a series of Frank Russell Investment Company not presented herein). As of June 30, 1998, $331,948,000 of the Money Market Fund's net assets represents investments by these Funds and $414,563,000 represents the investments of other affiliated funds not presented herein.

6.   FUND SHARE TRANSACTIONS
     Share transactions for shares for each period were as follows:

                                                        SHARES                                           DOLLARS
                                    --------------------------------------------      --------------------------------------------
                                     FOR THE SIX MONTHS          FOR THE YEAR         FOR THE SIX MONTHS           FOR THE YEAR
                                    ENDED JUNE 30, 1998              ENDED            ENDED JUNE 30, 1998              ENDED
                                        (UNAUDITED)            DECEMBER 31, 1997          (UNAUDITED)            DECEMBER 31, 1997
                                    -------------------        -----------------      -------------------        -----------------
EQUITY I
     Proceeds from shares sold                6,485,718                9,571,549      $       209,948,819        $     318,926,605
     Proceeds from reinvestment
        of distributions                      1,048,082                8,403,086               33,735,537              251,274,449
     Payments for shares redeemed            (6,070,989)             (12,432,666)            (202,247,870)            (416,468,295)
                                    -------------------        -----------------      -------------------        -----------------
     Total net increase (decrease)            1,462,811                5,541,969      $        41,436,486        $     153,732,759
                                    -------------------        -----------------      -------------------        -----------------
                                    -------------------        -----------------      -------------------        -----------------


112  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

                                                        SHARES                                           DOLLARS
                                    --------------------------------------------      --------------------------------------------
                                     FOR THE SIX MONTHS          FOR THE YEAR         FOR THE SIX MONTHS          FOR THE YEAR
                                    ENDED JUNE 30, 1998             ENDED             ENDED JUNE 30, 1998             ENDED
                                         (UNAUDITED)           DECEMBER 31, 1997          (UNAUDITED)            DECEMBER 31, 1997
                                    -------------------        -----------------      -------------------        -----------------
EQUITY II
     Proceeds from shares sold                2,651,877                4,308,084      $        92,634,427        $     138,867,923
     Proceeds from reinvestment
       of distributions                         235,563                1,960,489                8,002,815               61,436,762
     Payments for shares redeemed            (1,938,749)              (3,821,842)             (68,046,401)            (128,686,967)
                                    -------------------        -----------------      -------------------        -----------------
     Total net increase (decrease)              948,691                2,446,731      $        32,590,841        $      71,617,718
                                    -------------------        -----------------      -------------------        -----------------
                                    -------------------        -----------------      -------------------        -----------------


EQUITY III
     Proceeds from shares sold                  645,957                1,592,374      $        20,015,231        $      53,105,282
     Proceeds from reinvestment
       of distributions                         274,074                1,960,469                8,206,424               57,577,559
     Payments for shares redeemed            (1,025,460)              (2,899,571)             (32,286,280)             (93,209,130)
                                    -------------------        -----------------      -------------------        -----------------
     Total net increase (decrease)             (105,429)                 653,272      $        (4,064,625)       $      17,473,711
                                    -------------------        -----------------      -------------------        -----------------
                                    -------------------        -----------------      -------------------        -----------------


EQUITY Q
     Proceeds from shares sold                4,249,802                8,963,096      $       162,602,368        $     322,888,554
     Proceeds from reinvestment
       of distributions                         886,279                5,185,592               32,736,247              181,290,822
     Payments for shares redeemed            (3,952,603)             (11,469,089)            (151,745,934)            (424,121,094)
                                    -------------------        -----------------      -------------------        -----------------
     Total net increase (decrease)            1,183,478                2,679,599      $        43,592,681        $      80,058,282
                                    -------------------        -----------------      -------------------        -----------------
                                    -------------------        -----------------      -------------------        -----------------


INTERNATIONAL
     Proceeds from shares sold                4,492,473               10,420,072      $       171,020,342        $     390,495,912
     Proceeds from reinvestment
       of distributions                         228,291                1,995,915                8,400,710               68,774,542
     Payments for shares redeemed            (5,436,499)              (9,560,991)            (207,949,900)            (360,640,598)
                                    -------------------        -----------------      -------------------        -----------------
     Total net increase (decrease)             (715,735)               2,854,996      $       (28,528,848)       $      98,629,856
                                    -------------------        -----------------      -------------------        -----------------
                                    -------------------        -----------------      -------------------        -----------------


FIXED INCOME I
     Proceeds from shares sold                8,378,077               13,731,606      $       182,218,058        $     290,844,536
     Proceeds from reinvestment
       of distributions                         537,702                1,875,831               11,612,328               39,542,171
     Payments for shares redeemed            (3,953,075)             (10,089,965)             (85,921,284)            (213,616,474)
                                    -------------------        -----------------      -------------------        -----------------
     Total net increase (decrease)            4,962,704                5,517,472      $       107,909,102        $     116,770,233
                                    -------------------        -----------------      -------------------        -----------------
                                    -------------------        -----------------      -------------------        -----------------


FIXED INCOME II
     Proceeds from shares sold                2,784,635                7,036,585      $        51,419,303        $     129,655,206
     Proceeds from reinvestment
       of distributions                         177,960                  641,394                3,266,703               11,742,346
     Payments for shares redeemed            (1,868,469)              (7,319,010)             (34,500,357)            (135,131,042)
                                    -------------------        -----------------      -------------------        -----------------
     Total net increase (decrease)            1,094,126                  358,969      $        20,185,649        $       6,266,510
                                    -------------------        -----------------      -------------------        -----------------
                                    -------------------        -----------------      -------------------        -----------------


FIXED INCOME III
     Proceeds from shares sold               11,319,246               16,294,869      $       119,057,942        $     168,283,128
     Proceeds from reinvestment
       of distributions                         708,556                2,096,517                7,412,839               21,580,122
     Payments for shares redeemed            (5,357,521)             (10,407,484)             (56,315,814)            (107,669,883)
                                    -------------------        -----------------      -------------------        -----------------
     Total net increase (decrease)            6,670,281                7,983,902      $        70,154,967        $      82,193,367
                                    -------------------        -----------------      -------------------        -----------------
                                    -------------------        -----------------      -------------------        -----------------


                                              Notes to Financial Statements  113

FRANK RUSSELL INVESTMENT COMPANY
INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS

7.   DIVIDENDS
     On July 2, 1998, the Board of Trustees declared the following dividends from net investment income payable on July 7, 1998, to shareholders of record on July 2, 1998:

     Equity I          $  0.0689          Fixed Income I          $  0.3207
     Equity II            0.0187          Fixed Income II            0.2452
     Equity III           0.1093          Fixed Income III           0.1903
     Equity Q             0.0796

8.   BENEFICIAL INTEREST
     The following Funds have one or more shareholders with an interest greater than 10% of the total outstanding shares as of June 30, 1998: Equity I 19.5%, Equity III 13.4% and 12.0%, Equity Q 21.3%, Fixed Income I 12.6% and 12.8%, Fixed Income III 23.3%, and International 21.1%.

9.   SUBSEQUENT EVENTS
     On August 10, 1998, Frank Russell Company entered into an agreement with The Northwestern Mutual Life Insurance Co., an insurance organization, pursuant to which Northwestern Mutual Life will acquire all of the outstanding common stock of Frank Russell Company.


114  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001

TRUSTEES
  George F. Russell, Jr., Chairman
  Lynn L. Anderson
  Paul E. Anderson
  Paul Anton, PhD
  William E. Baxter
  Lee C. Gingrich
  Eleanor W. Palmer

OFFICERS
  Lynn L. Anderson, President and Chief Executive Officer
  Peter Apanovitch, Manager of Short Term Investment Funds
  Mark E. Swanson, Treasurer and Chief Accounting Officer
  Randall P. Lert, Director of Investments
  Karl Ege, Secretary and General Counsel

MANAGER AND TRANSFER AGENT
  Frank Russell Investment Management Company
  909 A Street
  Tacoma, WA  98402

CONSULTANT
  Frank Russell Company
  909 A Street
  Tacoma, WA  98402

CUSTODIAN
  State Street Bank and Trust Company
  1776 Heritage Drive
  North Quincy, MA  02171

OFFICE OF SHAREHOLDER INQUIRES
  909 A Street
  Tacoma, WA  98402
  (800) RUSSEL4
  (800) 787-7354

LEGAL COUNSEL
  Stradley, Ronon, Stevens & Young, LLP
  2600 - One Commerce Square
  Philadelphia, PA  19103-7098

INDEPENDENT ACCOUNTANTS
  PricewaterhouseCoopers LLP
  One Post Office Square
  Boston, MA  02109

DISTRIBUTOR
  Russell Fund Distributors, Inc.
  909 A Street
  Tacoma, WA  98402

MONEY MANAGERS

EQUITY I
  Alliance Capital Management L.P., Minneapolis, MN
  Barclays Global Investors, N.A., San Francisco, CA
  Equinox Capital Management, Inc., New York, NY
  INVESCO Capital Management, Inc., Atlanta, GA
  Lincoln Capital Management Company, Chicago, IL
  Morgan Stanley Asset Management, Inc., New York, NY
  Peachtree Asset Management, Atlanta, GA
  Schneider Capital Management, Wayne, PA
  Suffolk Capital Management, Inc., New York, NY
  Trinity Investment Management Corporation, Boston, MA

EQUITY II
  Delphi Management, Inc., Boston, MA
  Fiduciary International, Inc., New York, NY
  GlobeFlex Capital, L.P., San Diego, CA
  Jacobs Levy Equity Management, Inc., Roseland, NJ
  Sirach Capital Management, Inc., Seattle, WA
  Wellington Management Company LLP, Boston, MA

EQUITY III
  Brandywine Asset Management, Inc., Wilmington, DE
  Equinox Capital Management, Inc., New York, NY
  Trinity Investment Management Corporation, Boston, MA

EQUITY Q
  Barclays Global Investors, N.A., San Francisco, CA
  Franklin Portfolio Associates, LLC, Boston, MA
  J.P. Morgan Investment Management, Inc., New York, NY

INTERNATIONAL
  J.P. Morgan Investment Management, Inc., New York, NY
  Marathon Asset Management Limited, London, England
  Mastholm Asset Management, LLC, Bellevue, WA
  Oechsle International Advisors, Boston, MA
  Rowe Price-Fleming International, Inc., Baltimore, MD
  Sanford C. Bernstein & Co., Inc., New York, NY
  The Boston Company Asset Management, Inc., Boston, MA

FIXED INCOME I
  Lincoln Capital Management Company, Chicago, IL
  Pacific Investment Management Company, Newport Beach, CA
  Standish, Ayer & Wood, Inc., Boston, MA

FIXED INCOME II
  BlackRock Financial Management, New York, NY
  Standish, Ayer & Wood, Inc., Boston, MA
  STW Fixed Income Management, Hamilton, Bermuda

FIXED INCOME III
  BEA Associates, Inc., New York, NY
  Pacific Investment Management Company, Newport Beach, CA
  Standish, Ayer & Wood, Inc., Boston, MA

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUNDS AND IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS. NOTHING HEREIN CONTAINED IS TO BE CONSIDERED AN OFFER OF SALE OR A SOLICITATION OF AN OFFER TO BUY SHARES OF FRANK RUSSELL INVESTMENT COMPANY. SUCH OFFERING IS MADE ONLY BY PROSPECTUS, WHICH INCLUDES DETAILS AS TO OFFERING PRICE AND OTHER MATERIAL INFORMATION.

                              Manager, Money Managers and Service Providers  115

          FRANK RUSSELL INVESTMENT COMPANY

          Frank Russell Investment Company is a "series mutual fund" with 28 different investment portfolios. These financial statements report on five Funds, each of which has distinct investment objectives and strategies.

          FRANK RUSSELL INVESTMENT MANAGEMENT COMPANY

          Responsible for overall management and administration of the Funds.

          FRANK RUSSELL COMPANY

          Consultant to Frank Russell Investment Management Company.

                         FRANK RUSSELL INVESTMENT COMPANY
                      LIFEPOINTS-Registered Trademark- FUNDS

                                 SEMIANNUAL REPORT

                             JUNE 30, 1998 (UNAUDITED)



                                 TABLE OF CONTENTS
                                                                       Page

Letter to Our Clients . . . . . . . . . . . . . . . . . . . . . . . .    1

Equity Balanced Strategy Fund . . . . . . . . . . . . . . . . . . . .    2

Aggressive Strategy Fund. . . . . . . . . . . . . . . . . . . . . . .    8

Balanced Strategy Fund. . . . . . . . . . . . . . . . . . . . . . . .   14

Moderate Strategy Fund. . . . . . . . . . . . . . . . . . . . . . . .   20

Conservative Strategy Fund. . . . . . . . . . . . . . . . . . . . . .   26

Notes to Financial Statements . . . . . . . . . . . . . . . . . . . .   31

Manager, Money Managers and Service Providers . . . . . . . . . . . .   38

FRANK RUSSELL INVESTMENT COMPANY - LIFEPOINTS-Registered Trademark- FUNDS Copyright -C- Frank Russell Company 1998. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company is the owner of the trademarks, service marks, and copyrights related to its respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

TO OUR CLIENTS

We are pleased to present the Frank Russell Investment Company 1998 Semiannual Report. This report covers information on five of the Funds and represents the Funds' first six months of our seventeenth year in operation.

We remain committed to providing our clients with superior investment solutions through the benefits of multi-manager, multi-style diversification used in structuring our Funds. The commitment proved worthwhile in the first six months of 1998, as our Funds, in general, provided solid returns as compared to their respective benchmarks and attracted many new investors, both creating significant growth in assets.

Frank Russell Investment Management Company (FRIMCo) continuously evaluates the Funds we offer our clients. Each of these Funds is carefully monitored by Russell investment professionals to ensure that the most appropriate investment advisors and strategies are utilized within each Fund. The advisors are monitored by FRIMCo, using the expertise and advice of the Investment Policy and Research group of Frank Russell Company.

Since the close of 1997, we have implemented changes in our Funds' structure which we believe will benefit current and potential investors. The former Class C shares of the Russell Funds have been renamed Russell Fund Class E shares, and their fee structure now aligns with the Russell LifePoints-Registered Trademark-Funds' Class E shares. Additionally, the Russell LifePoints-Registered Trademark- Funds' Class D shares were opened for investment in March 1998.

We are also pleased to announce FRIMCo has retained Boston Financial Data Services (BFDS) to assist in the transfer agent process, effective June 1998. We anticipate this change will enhance the level of services provided to our clients.

Thank you for your continued confidence and investment with Frank Russell Investment Company. We look forward to the remainder of 1998 and continuing to earn your support.

Sincerely,

/s/ George F. Russell, Jr.              /s/ Lynn L. Anderson

George F. Russell, Jr.                  Lynn L. Anderson
Chairman                                President and Chief Executive Officer
Frank Russell Investment Company        Frank Russell Investment Company

EQUITY BALANCED STRATEGY FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)

                                                      NUMBER
                                                        OF           MARKET
                                                      SHARES         VALUE
                                                    -----------    -----------
INVESTMENTS
  Portfolios of the Frank Russell
  Investment Company Series Mutual Fund
  - Class S Shares

DOMESTIC EQUITIES - 71.3%
Diversified Equity Fund                                 389,348    $19,498,526
Quantitative Equity Fund                                464,498     19,416,025
Real Estate Securities Fund                             114,860      3,275,814
Special Growth Fund                                     131,815      6,535,366
                                                                   -----------

                                                                    48,725,731
                                                                   -----------

INTERNATIONAL EQUITIES - 23.8%
Emerging Markets Fund                                   339,237      3,260,072
International Securities Fund                           206,301     13,005,208
                                                                   -----------

                                                                    16,265,280
                                                                   -----------

SHORT-TERM INVESTMENTS - 4.6%
Money Market Fund
  due on demand (b)                                   3,121,000      3,121,000
                                                                   -----------

TOTAL INVESTMENTS - 99.7%
(identified cost $64,247,956)(a)                                    68,112,011
                                                                   -----------

OTHER ASSETS AND LIABILITIES
Deferred organization expenses (Note 2)                                 29,118
Other assets                                                           391,283
Liabilities (Note 4)                                                  (236,676)
                                                                   -----------

TOTAL OTHER ASSETS AND LIABILITIES,
NET - 0.3%                                                             183,725
                                                                   -----------

NET ASSETS - 100.0%                                                $68,295,736
                                                                   -----------
                                                                   -----------

NET ASSETS CONSIST OF:
Accumulated distributions in excess
  of net investment income                                         $  (738,035)
Accumulated net realized gain (loss)                                   603,589
Unrealized appreciation (depreciation)
  on investments                                                     3,864,055
Shares of beneficial interest                                           69,914
Additional paid-in capital                                          64,496,213
                                                                   -----------

NET ASSETS                                                         $68,295,736
                                                                   -----------
                                                                   -----------

NET ASSET VALUE, offering and redemption price
  per share:
  Class E ($65,231,402 divided by 6,677,492
     shares of $.01 par value shares of beneficial
     interest outstanding)                                         $      9.77
                                                                   -----------
                                                                   -----------

  Class D ($3,064,334 divided by 313,907
     shares of $.01 par value shares of beneficial
     interest outstanding)                                         $      9.76
                                                                   -----------
                                                                   -----------

(a) See Note 2 for federal income tax information.
(b) At cost, which approximates market.


        The accompanying notes are an integral part of the financial statements.

2  Equity Balanced Strategy Fund

EQUITY BALANCED STRATEGY FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1998 (Unaudited)


INVESTMENT INCOME:
  Income distributions from Underlying Funds (Note 2)  . . . . . . . . . . . . . . . . . . . . . . . . .      $       92,234

EXPENSES (Notes 1, 2 and 4):
  Management fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       54,688
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              10,533
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 258
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,448
  Registration fees
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              16,591
     Class D . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 323
  Distribution fees - Class D. . . . . . . . . . . . . . . . . . . . . . . . . . . .                 432
  Shareholder servicing fees
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              54,256
     Class D . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 432
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,571
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .               1,590
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,227
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .             150,349
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .             (95,229)
                                                                                          --------------

     Expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              55,120
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              37,114
                                                                                                              --------------
REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (51,049)
  Capital gain distributions from Underlying Funds . . . . . . . . . . . . . . . . .             694,660             643,611
                                                                                          --------------
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .           4,081,330
                                                                                                              --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,724,941
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $    4,762,055
                                                                                                              --------------
                                                                                                              --------------

        The accompanying notes are an integral part of the financial statements.

                                                Equity Balanced Strategy Fund  3

EQUITY BALANCED STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                       FOR THE SIX MONTHS      FOR THE PERIOD
                                                                                      ENDED JUNE 30, 1998  SEPTEMBER 30, 1997* TO
                                                                                           (UNAUDITED)       DECEMBER 31, 1997
                                                                                      -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .  $            37,114   $             8,083
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              643,611               202,018
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .            4,081,330              (217,275)
                                                                                      -------------------   -------------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .            4,762,055                (7,174)
                                                                                      -------------------   -------------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (36,004)               (8,083)
     Class D . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (310)                   --
  In excess of net investment income
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (731,741)              (79,767)
     Class D . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (6,294)                   --
  Net realized gain on investments
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   --              (163,073)
                                                                                      -------------------   -------------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .             (774,349)             (250,923)
                                                                                      -------------------   -------------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6)  . . .           61,322,868             3,243,259
                                                                                      -------------------   -------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .           65,310,574             2,985,162

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            2,985,162                    --
                                                                                      -------------------   -------------------
  End of period (including accumulated distributions in excess of
     net investment income of $738,035 and $800, respectively) . . . . . . . . . . .  $        68,295,736   $         2,985,162
                                                                                      -------------------   -------------------
                                                                                      -------------------   -------------------

* Commencement of operations.

        The accompanying notes are an integral part of the financial statements.

4  Equity Balanced Strategy Fund

EQUITY BALANCED STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                 1998*         1997**
                                                                                              ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . .          $     8.83     $    10.00
                                                                                              ----------     ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .01 (e)        .09
  Capital gain distributions from Underlying Funds . . . . . . . . . . . . . . . . .                 .14           2.73
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . .                 .95          (3.06)
                                                                                              ----------     ----------

     Total Income From Investment Operations . . . . . . . . . . . . . . . . . . . .                1.10           (.24)
                                                                                              ----------     ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (.01)          (.09)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . . . .                (.15)          (.24)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .                  --           (.60)
                                                                                              ----------     ----------

     Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (.16)          (.93)
                                                                                              ----------     ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . .          $     9.77     $     8.83
                                                                                              ----------     ----------
                                                                                              ----------     ----------

TOTAL RETURN (%)(a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               12.43          (2.42)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . .              65,231          2,985

  Ratios to average net assets (%):
     Operating expenses, net (b)(c)  . . . . . . . . . . . . . . . . . . . . . . . .                 .25            .25
     Operating expenses, gross (c) . . . . . . . . . . . . . . . . . . . . . . . . .                 .68(b)        3.58(d)
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .18(b)         .45(d)

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . . . . . . . . . . . . . . .               58.32          48.30

*   For the six months ended June 30, 1998 (Unaudited).
** For the period September 30, 1997 (commencement of operations) to December 31, 1997.
(a) Periods less than one year are not annualized.
(b) Annualized.
(c) See Note 4 for current period amounts.
(d) The ratio has not been annualized due to the Fund's short period of operation.
(e) Average month-end shares outstanding for the period were used for this calculation.


                                                Equity Balanced Strategy Fund  5

EQUITY BALANCED STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS D

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                                 1998*
                                                                                              ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . .          $     9.92
                                                                                              ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . .                (.01)
                                                                                              ----------

LESS DISTRIBUTIONS:
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . . . .                (.15)
                                                                                              ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . .          $     9.76
                                                                                              ----------
                                                                                              ----------

TOTAL RETURN (%)(a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (.07)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . .               3,064

  Ratios to average net assets (%):
     Operating expenses, net (b)(c)  . . . . . . . . . . . . . . . . . . . . . . . .                 .50
     Operating expenses, gross (c)(d)  . . . . . . . . . . . . . . . . . . . . . . .                  --
     Net investment income (loss) (b)  . . . . . . . . . . . . . . . . . . . . . . .                (.05)

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . . . . . . . . . . . . . . .               58.32

* For the period March 24, 1998 (commencement of sale) to June 30, 1998 (Unaudited).
(a) Periods less than one year are not annualized.
(b) Annualized.
(c) See Note 4 for current period amounts.
(d) The ratio is not meaningful due to the Fund's short period of operation.


6  Equity Balanced Strategy Fund

AGGRESSIVE STRATEGY FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)

                                                        NUMBER
                                                          OF           MARKET
                                                        SHARES         VALUE
                                                      ----------   -----------
INVESTMENTS
  Portfolios of the Frank Russell
  Investment Company Series Mutual Fund
  - Class S Shares

DOMESTIC EQUITIES - 55.6%
Diversified Equity Fund                                 183,020    $ 9,165,646
Quantitative Equity Fund                                219,457      9,173,288
Real Estate Securities Fund                              78,169      2,229,392
Special Growth Fund                                      98,035      4,860,592
                                                                   -----------

                                                                    25,428,918
                                                                   -----------

INTERNATIONAL EQUITIES - 23.1%
Emerging Markets Fund                                   222,452      2,137,759
International Securities Fund                           133,861      8,438,608
                                                                   -----------

                                                                    10,576,367
                                                                   -----------

BONDS - 17.2%
Multistrategy Bond Fund                                 762,358      7,890,403
                                                                   -----------

SHORT-TERM INVESTMENTS - 2.7%
Money Market Fund
  due on demand (b)                                   1,216,000      1,216,000
                                                                   -----------

TOTAL INVESTMENTS - 98.6%
(identified cost $44,230,833)(a)                                    45,111,688
                                                                   -----------

OTHER ASSETS AND LIABILITIES
Deferred organization expenses (Note 2)                                 28,888
Other assets                                                           671,515
Liabilities (Note 4)                                                   (54,551)
                                                                   -----------

TOTAL OTHER ASSETS AND LIABILITIES,
NET - 1.4%                                                             645,852
                                                                   -----------

NET ASSETS - 100.0%                                                $45,757,540
                                                                   -----------
                                                                   -----------

NET ASSETS CONSIST OF:
Accumulated distributions in excess of
  net investment income                                            $  (176,307)
Accumulated net realized gain (loss)                                   110,237
Unrealized appreciation (depreciation)
  on investments                                                       880,855
Shares of beneficial interest                                           45,862
Additional paid-in capital                                          44,896,893
                                                                   -----------

NET ASSETS                                                         $45,757,540
                                                                   -----------
                                                                   -----------

NET ASSET VALUE, offering and redemption price
  per share:
  Class E ($43,496,699 divided by 4,359,348
     shares of $.01 par value shares of beneficial
     interest outstanding)                                         $      9.98
                                                                   -----------
                                                                   -----------
  Class D ($2,260,841 divided by 226,798
     shares of $.01 par value shares of beneficial
     interest outstanding)                                         $      9.97
                                                                   -----------
                                                                   -----------

(a) See Note 2 for federal income tax information.
(b) At cost, which approximates market.

        The accompanying notes are an integral part of the financial statements.

8  Aggressive Strategy Fund

AGGRESSIVE STRATEGY FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1998 (Unaudited)

INVESTMENT INCOME:
  Income distributions from Underlying Funds (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . .      $      144,593

EXPENSES (Notes 1, 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       30,849
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              10,253
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 111
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 174
  Registration fees
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,645
     Class D . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 467
  Distribution fees - Class D. . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,362
  Shareholder servicing fees
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              29,488
     Class D . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,361
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,571
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .               1,590
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,523
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .              90,394
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .             (58,094)
                                                                                          --------------

     Expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              32,300
                                                                                                              --------------
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             112,293
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (32,248)
  Capital gain distributions from Underlying Funds . . . . . . . . . . . . . . . . .             210,965             178,717
                                                                                           --------------
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .           1,192,962
                                                                                                              --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,371,679
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .      $    1,483,972
                                                                                                              --------------
                                                                                                              --------------

        The accompanying notes are an integral part of the financial statements.

                                                     Aggressive Strategy Fund  9

AGGRESSIVE STRATEGY FUND

STATEMENT OF CHANGES IN NET ASSETS

                                                                                      FOR THE SIX MONTHS     FOR THE PERIOD
                                                                                     ENDED JUNE 30, 1998 SEPTEMBER 16, 1997* TO
                                                                                          (UNAUDITED)       DECEMBER 31, 1997
                                                                                     -------------------  --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . $           112,293  $             22,778
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             178,717               304,411
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .           1,192,962              (312,107)
                                                                                     -------------------  --------------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .           1,483,972                15,082
                                                                                     -------------------  --------------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (106,292)              (22,778)
     Class D . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (8,717)                   --
  In excess of net investment income
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (162,943)             (119,617)
     Class D . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (13,364)                   --
  Net realized gain on investments
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  --              (250,558)
                                                                                     -------------------  --------------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .            (291,316)             (392,953)
                                                                                     -------------------  --------------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6). . . .          39,257,610             5,685,145
                                                                                     -------------------  --------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .          40,450,266             5,307,274

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           5,307,274                    --
                                                                                     -------------------  --------------------
  End of period (including accumulated distributions in excess of net investment income of $176,307 and undistributed net investment
     income of $2,716, respectively) . . . . . . . . . . . . . . . . . . . . . . . . $        45,757,540  $          5,307,274
                                                                                     -------------------  --------------------
                                                                                     -------------------  --------------------

* Commencement of operations.

        The accompanying notes are an integral part of the financial statements.

10  Aggressive Strategy Fund

AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                 1998*         1997**
                                                                                              ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . .          $     9.14     $    10.00
                                                                                              ----------     ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .08            .10
  Capital gain distributions from Underlying Funds . . . . . . . . . . . . . . . . .                 .09           1.66
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . .                 .79          (1.77)
                                                                                              ----------     ----------

     Total Income From Investment Operations . . . . . . . . . . . . . . . . . . . .                 .96           (.01)
                                                                                              ----------     ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (.05)          (.10)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . . . .                (.07)          (.21)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .                  --           (.54)
                                                                                              ----------     ----------

     Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (.12)          (.85)
                                                                                              ----------     ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . .          $     9.98     $     9.14
                                                                                              ----------     ----------
                                                                                              ----------     ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               10.49           (.19)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . .              43,497          5,307

  Ratios to average net assets (%):
     Operating expenses, net (b)(c). . . . . . . . . . . . . . . . . . . . . . . . .                 .25            .25
     Operating expenses, gross (c) . . . . . . . . . . . . . . . . . . . . . . . . .              .72 (b)       2.88 (d)
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              .92 (b)        .97 (d)

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . . . . . . . . . . . . . . .              118.85          56.88

*   For the six months ended June 30, 1998 (Unaudited).
** For the period September 16, 1997 (commencement of operations) to December 31, 1997.
(a) Periods less than one year are not annualized.
(b) Annualized.
(c) See Note 4 for current period amounts.
(d) The ratio has not been annualized due to the Fund's short period of operation.

                                                    Aggressive Strategy Fund  11

AGGRESSIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS D

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                1998*
                                                                                              ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . .          $    10.09
                                                                                              ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .05
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . .                (.04)
                                                                                              ----------

     Total Income From Investment Operations . . . . . . . . . . . . . . . . . . . .                 .01
                                                                                              ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (.05)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . . . .                (.08)
                                                                                              ----------

     Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (.13)
                                                                                              ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . .          $     9.97
                                                                                              ----------
                                                                                              ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (.08)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . .               2,261

  Ratios to average net assets (%):
     Operating expenses, net (b)(c). . . . . . . . . . . . . . . . . . . . . . . . .                 .50
     Operating expenses, gross (c)(d). . . . . . . . . . . . . . . . . . . . . . . .                  --
     Net investment income (e) . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .21

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . . . . . . . . . . . . . . .              118.85

* For the period March 24, 1998 (commencement of sale) to June 30, 1998 (Unaudited).
(a) Periods less than one year are not annualized.
(b) Annualized.
(c) See Note 4 for current period amounts.
(d) The ratio is not  meaningful due to the Fund's short period of operation.
(e) The ratio has not been annualized due to the Fund's short period of operation.

12  Aggressive Strategy Fund

BALANCED STRATEGY FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)

                                                       NUMBER        MARKET
                                                         OF          VALUE
                                                       SHARES        (000)
                                                     -----------  -------------
INVESTMENTS
  Portfolios of the Frank Russell
  Investment Company Series Mutual Fund
  - Class S Shares

DOMESTIC EQUITIES - 41.5%
Diversified Equity Fund                                 402,364  $  20,150,387
Quantitative Equity Fund                                477,194     19,946,721
Real Estate Securities Fund                             221,751      6,324,325
Special Growth Fund                                     128,048      6,348,624
                                                                 -------------

                                                                    52,770,057
                                                                 -------------
INTERNATIONAL EQUITIES - 16.6%
Emerging Markets Fund                                   371,929      3,574,241
International Securities Fund                           278,602     17,563,077
                                                                 -------------

                                                                    21,137,318
                                                                 -------------

BONDS - 40.0%
Diversified Bond Fund                                 1,313,927     31,140,073
Multistrategy Bond Fund                               1,898,161     19,645,969
                                                                 -------------

                                                                    50,786,042
                                                                 -------------
SHORT-TERM INVESTMENTS - 2.1%
Money Market Fund
  due on demand (b)                                   2,700,000      2,700,000
                                                                 -------------

TOTAL INVESTMENTS - 100.2%
(identified cost $123,688,372)(a)                                  127,393,417
                                                                 -------------

OTHER ASSETS AND LIABILITIES
Deferred organization expenses (Note 2)                                 28,888
Other assets                                                           353,135
Liabilities (Note 4)                                                  (660,805)
                                                                 -------------
TOTAL OTHER ASSETS AND LIABILITIES,
NET - (0.2%)                                                          (278,782)
                                                                 -------------

NET ASSETS - 100.0%                                              $ 127,114,635
                                                                 -------------
                                                                 -------------

NET ASSETS CONSIST OF:
Accumulated distributions in excess of
  net investment income                                          $     (78,290)
Accumulated net realized gain (loss)                                   478,295
Unrealized appreciation (depreciation)
  on investments                                                     3,705,045
Shares of beneficial interest                                          125,452
Additional paid-in capital                                         122,884,133
                                                                 -------------

NET ASSETS                                                       $ 127,114,635
                                                                 -------------
                                                                 -------------

NET ASSET VALUE, offering and redemption price
  per share:
  Class E ($125,961,832 divided by 12,431,469
     shares of $.01 par value shares of beneficial
     interest outstanding)                                       $       10.13
                                                                 -------------
                                                                 -------------
  Class D ($1,152,803 divided by 113,752
     shares of $.01 par value shares of beneficial
     interest outstanding)                                       $       10.13
                                                                 -------------
                                                                 -------------

(a) See Note 2 for federal income tax information.
(b) At cost, which approximates market.


       The accompanying notes are an integral part of the financial statements.

14  Balanced Strategy Fund

BALANCED STRATEGY FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1998 (Unaudited)


INVESTMENT INCOME:
  Income distributions from Underlying Funds (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . .      $    1,524,985

EXPENSES (Notes 1, 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      105,080
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              14,836
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 701
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,987
  Registration fees
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              45,607
     Class D . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 231
  Distribution fees - Class D. . . . . . . . . . . . . . . . . . . . . . . . . . . .                 696
  Shareholder servicing fees
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             104,384
     Class D . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 696
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,571
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .               1,590
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,848
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .             289,227
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .            (183,336)
                                                                                          --------------

     Expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             105,891
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,419,094
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              47,294
  Capital gain distributions from Underlying Funds . . . . . . . . . . . . . . . . .             447,917             495,211
                                                                                          --------------
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .           3,869,562
                                                                                                              --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           4,364,773
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .      $    5,783,867
                                                                                                              --------------
                                                                                                              --------------


       The accompanying notes are an integral part of the financial statements.

                                                  Balanced Strategy Fund  15

BALANCED STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                        FOR THE SIX MONTHS     FOR THE PERIOD
                                                                                       ENDED JUNE 30, 1998  SEPTEMBER 16, 1997*
                                                                                           (UNAUDITED)      TO DECEMBER 31, 1997
                                                                                       -------------------  --------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $        1,419,094   $            21,081
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              495,211               174,597
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .            3,869,562              (164,517)
                                                                                       ------------------   -------------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .            5,783,867                31,161
                                                                                       ------------------   -------------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           (1,410,080)              (21,081)
     Class D . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (14,647)                   --
  In excess of net investment income
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (77,485)              (56,712)
     Class D . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (805)                   --
  Net realized gain on investments
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   --              (129,168)
                                                                                       ------------------   -------------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .           (1,503,017)             (206,961)
                                                                                       ------------------   -------------------
FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6). . . .          119,279,289             3,730,296
                                                                                       ------------------   -------------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .          123,560,139             3,554,496

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            3,554,496                    --
                                                                                       ------------------   -------------------
  End of period (including accumulated distributions in excess of net investment income of $78,290 and undistributed net investment
     income of $5,633, respectively) . . . . . . . . . . . . . . . . . . . . . . . .   $      127,114,635    $        3,554,496
                                                                                       ------------------    ------------------
                                                                                       ------------------    ------------------

*   Commencement of operations.


       The accompanying notes are an integral part of the financial statements.

16  Balanced Strategy Fund

BALANCED STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                                 1998*         1997**
                                                                                              ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . .          $     9.46     $    10.00
                                                                                              ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .14            .09
  Capital gain distributions from Underlying Funds . . . . . . . . . . . . . . . . .                 .05            .85
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . .                 .64           (.83)
                                                                                              ----------     ----------

     Total Income From Investment Operations . . . . . . . . . . . . . . . . . . . .                 .83            .11
                                                                                              ----------     ----------
LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (.15)          (.09)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . . . .                (.01)          (.15)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .                  --           (.41)
                                                                                              ----------     ----------

     Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (.16)          (.65)
                                                                                              ----------     ----------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . .          $    10.13      $    9.46
                                                                                              ----------     ----------
                                                                                              ----------     ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                8.79           1.04

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . .             125,962          3,554

  Ratios to average net assets (%):
     Operating expenses, net (b)(c). . . . . . . . . . . . . . . . . . . . . . . . .                 .25            .25
     Operating expenses, gross (c) . . . . . . . . . . . . . . . . . . . . . . . . .                 .69 (b)       4.03 (d)
     Net investment income (d) . . . . . . . . . . . . . . . . . . . . . . . . . . .                1.68           1.30

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . . . . . . . . . . . . . . .               79.20          29.58

*   For the six months ended June 30, 1998 (Unaudited).
** For the period September 16, 1997 (commencement of operations) to December 31, 1997.
(a) Periods less than one year are not annualized.
(b) Annualized.
(c) See Note 4 for current period amounts.
(d) The ratio has not been annualized due to the Fund's short period of operation.


                                                      Balanced Strategy Fund  17

BALANCED STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS D

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.

                                                                                                 1998*
                                                                                              ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . .          $    10.22
                                                                                              ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .07
                                                                                              ----------
LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (.15)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . . . .                (.01)
                                                                                              ----------
     Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (.16)
                                                                                              ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . .          $    10.13
                                                                                              ----------
                                                                                              ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                0.68

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . .               1,153

  Ratios to average net assets (%):
    Operating expenses, net (b)(c) . . . . . . . . . . . . . . . . . . . . . . . . .                 .50
    Operating expenses, gross (c)(d) . . . . . . . . . . . . . . . . . . . . . . . .                  --
    Net investment income (e). . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .52

Portfolio turnover rate (%)(b) . . . . . . . . . . . . . . . . . . . . . . . . . . .               79.20

* For the period March 24, 1998 (commencement of sale) to June 30, 1998 (Unaudited).
(a) Periods less than one year are not annualized.
(b) Annualized.
(c) See Note 4 for current period amounts.
(d) The ratio is not meaningful due to the Fund's short period of operation.
(e) The ratio has not been annualized due to the Fund's short period of operation.

18  Balanced Strategy Fund

MODERATE STRATEGY FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)

                                                        NUMBER
                                                          OF          MARKET
                                                        SHARES        VALUE
                                                     ------------  ------------
INVESTMENTS
  Portfolios of the Frank Russell
  Investment Company Series Mutual Fund
   - Class S Shares

DOMESTIC EQUITIES - 28.9%
Diversified Equity Fund                                  31,356   $  1,570,329
Quantitative Equity Fund                                 37,276      1,558,135
Real Estate Securities Fund                              25,091        715,583
Special Growth Fund                                       5,799        287,507
                                                                  ------------

                                                                     4,131,554
                                                                  ------------

INTERNATIONAL EQUITIES - 10.8%
Emerging Markets Fund                                    28,096        269,998
International Securities Fund                            20,289      1,279,019
                                                                  ------------

                                                                     1,549,017
                                                                  ------------

BONDS - 58.4%
Diversified Bond Fund                                   158,680      3,760,705
Volatility Constrained Bond Fund                        240,951      4,597,347
                                                                  ------------

                                                                     8,358,052
                                                                  ------------

SHORT-TERM INVESTMENTS - 1.7%
Money Market Fund
due on demand (b)                                       250,000        250,000
                                                                  ------------

TOTAL INVESTMENTS - 99.8%
(identified cost $14,114,172)(a)                                    14,288,623
                                                                  ------------

OTHER ASSETS AND LIABILITIES
Deferred organization expenses (Note 2)                                 29,154
Other assets                                                            29,313
Liabilities (Note 4)                                                   (26,651)
                                                                  ------------

TOTAL OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                              31,816
                                                                  ------------

NET ASSETS - 100.0%                                               $ 14,320,439
                                                                  ------------
                                                                  ------------

NET ASSETS CONSIST OF:
Undistributed net investment income                               $     17,569
Accumulated net realized gain (loss)                                    17,366
Unrealized appreciation (depreciation)
  on investments                                                       174,451
Shares of beneficial interest                                           14,106
Additional paid-in capital                                          14,096,947
                                                                  ------------

NET ASSETS                                                        $ 14,320,439
                                                                  ------------
                                                                  ------------

NET ASSET VALUE, offering and redemption price
  per share:
  Class E ($13,379,334 divided by 1,317,860
     shares of $.01 par value shares of beneficial
     interest outstanding)                                        $      10.15
                                                                  ------------
                                                                  ------------

  Class D ($941,105 divided by 92,770 shares
     of $.01 par value shares of beneficial
     interest outstanding)                                        $      10.14
                                                                  ------------
                                                                  ------------

(a) See Note 2 for federal income tax information.
(b) At cost which approximates market.


        The accompanying notes are an integral part of the financial statements.

20  Moderate Strategy Fund

MODERATE STRATEGY FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1998 (Unaudited)


INVESTMENT INCOME:
  Income distributions from Underlying Funds (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . .      $       98,290

EXPENSES (Notes 1, 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        8,342
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,326
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 934
  Registration fees
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 516
     Class D . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  86
  Distribution fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 614
  Shareholder servicing fees
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,731
     Class D . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 613
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,571
  Amortization of deferred organization expenses . . . . . . . . . . . . . . . . . .               1,590
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 622
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .              25,945
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .             (16,987)
                                                                                          --------------

     Expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               8,958
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              89,332
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (7,104)
  Capital gain distributions from Underlying Funds . . . . . . . . . . . . . . . . .              24,907              17,803
                                                                                          --------------
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .             187,844
                                                                                                              --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             205,647
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .      $      294,979
                                                                                                              --------------
                                                                                                              --------------


       The accompanying notes are an integral part of the financial statements.

                                                     Moderate Strategy Fund  21

MODERATE STRATEGY FUND

STATEMENT OF CHANGES IN NET ASSETS


                                                                                       FOR THE SIX MONTHS      FOR THE PERIOD
                                                                                      ENDED JUNE 30, 1998   OCTOBER 2, 1997* TO
                                                                                          (UNAUDITED)        DECEMBER 31, 1997
                                                                                      -------------------   -------------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $          89,332     $           2,421
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              17,803                12,847
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .             187,844               (13,393)
                                                                                       -----------------     -----------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .             294,979                 1,875
                                                                                       -----------------     -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (61,469)               (2,421)
     Class D . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (11,485)                   --
  In excess of net investment income
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  --                (2,985)
  Net realized gain on investments
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  --                (9,109)
                                                                                       -----------------     -----------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .             (72,954)              (14,515)
                                                                                       -----------------     -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6). . . .          13,713,287               397,767
                                                                                       -----------------     -----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .          13,935,312               385,127

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             385,127                    --
                                                                                       -----------------     -----------------
  End of period (including undistributed net investment income of
     $17,569 and $1,191, respectively) . . . . . . . . . . . . . . . . . . . . . . .   $      14,320,439     $         385,127
                                                                                       -----------------     -----------------
                                                                                       -----------------     -----------------


*   Commencement of operations.


       The accompanying notes are an integral part of the financial statements.

22  Moderate Strategy Fund

MODERATE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                                 1998*         1997**
                                                                                              ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . .          $     9.61     $    10.00
                                                                                              ----------     ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .14 (f)        .07
  Capital gain distributions from Underlying Funds . . . . . . . . . . . . . . . . .                 .06            .38
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . .                 .49           (.46)
                                                                                              ----------     ----------

     Total Income From Investment Operations . . . . . . . . . . . . . . . . . . . .                 .69           (.01)
                                                                                              ----------     ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (.15)          (.07)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . . . .                  --           (.07)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .                  --           (.24)
                                                                                              ----------     ----------

     Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (.15)          (.38)
                                                                                              ----------     ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . .          $    10.15     $     9.61
                                                                                              ----------     ----------
                                                                                              ----------     ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                7.18           (.06)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . .              13,379            385

  Ratios to average net assets (%):
     Operating expenses, net (b)(c). . . . . . . . . . . . . . . . . . . . . . . . .                 .25            .25
     Operating expenses, gross (c) . . . . . . . . . . . . . . . . . . . . . . . . .                 .76 (b)         -- (d)
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                2.70 (b)       1.01 (e)

  Portfolio turnover rate (%). . . . . . . . . . . . . . . . . . . . . . . . . . . .              118.88 (e)       9.66 (b)


*    For the six months ended June 30, 1998 (Unaudited).
** For the period October 2, 1997 (commencement of operations) to December 31, 1997.
(a)  Periods less than one year are not annualized.
(b)  Annualized.
(c)  See Note 4 for current period amounts.
(d)  The ratio is not meaningful due to the Fund's short period of operation.
(e) The ratio has not been annualized due to the Fund's short period of operation.
(f) Average month-end shares outstanding for the period were used for this calculation.


                                                     Moderate Strategy Fund  23

MODERATE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS D

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.


                                                                                                    1998*
                                                                                                 ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . .             $    10.18
                                                                                                 ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    .07 (f)
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . .                    .02
                                                                                                 ----------

     Total Income From Investment Operations . . . . . . . . . . . . . . . . . . . .                    .09
                                                                                                 ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   (.13)
                                                                                                 ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . .             $    10.14
                                                                                                 ----------
                                                                                                 ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    .90

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . .                    941

  Ratios to average net assets (%):
     Operating expenses, net (b)(c). . . . . . . . . . . . . . . . . . . . . . . . .                    .50
     Operating expenses, gross (c)(d). . . . . . . . . . . . . . . . . . . . . . . .                     --
     Net investment income (e) . . . . . . . . . . . . . . . . . . . . . . . . . . .                    .65

  Portfolio turnover rate (%)(e) . . . . . . . . . . . . . . . . . . . . . . . . . .                 118.88


* For the period March 24, 1998 (commencement of sale) to June 30, 1998 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  Annualized.
(c)  See Note 4 for current period amounts.
(d)  The ratio is not meaningful due to the Fund's short period of operation.
(e) The ratio has not been annualized due to the Fund's short period of operation.
(f) Average month-end shares outstanding for the period were used for this calculation.


24  Moderate Strategy Fund

CONSERVATIVE STRATEGY FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)

                                                        NUMBER
                                                          OF           MARKET
                                                        SHARES         VALUE
                                                      ----------     ----------

INVESTMENTS
  Portfolios of the Frank Russell
  Investment Company Series Mutual Fund
  - Class S Shares

DOMESTIC EQUITIES - 16.3%
Diversified Equity Fund                                   2,848     $  142,630
Quantitative Equity Fund                                  4,081        170,597
Real Estate Securities Fund                               5,035        143,591
                                                                    ----------

                                                                       456,818
                                                                    ----------

INTERNATIONAL EQUITIES - 6.0%
Emerging Markets Fund                                     2,776         26,680
International Securities Fund                             2,228        140,457
                                                                    ----------

                                                                       167,137
                                                                    ----------

BONDS - 77.5%
Diversified Bond Fund                                    21,143        501,077
Volatility Constrained Bond Fund                         87,397      1,667,537
                                                                    ----------

                                                                     2,168,614
                                                                    ----------

TOTAL INVESTMENTS - 99.8%
(identified cost $2,783,624)(a)                                      2,792,569
                                                                    ----------

OTHER ASSETS AND LIABILITIES
Other assets                                                            25,031
Liabilities (Note 4)                                                   (20,682)
                                                                    ----------

TOTAL OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                               4,349
                                                                    ----------

NET ASSETS - 100.0%                                                 $2,796,918
                                                                    ----------
                                                                    ----------

NET ASSETS CONSIST OF:
Undistributed net investment income                                 $    9,945
Accumulated net realized gain (loss)                                       146
Unrealized appreciation (depreciation) on investments                    8,945
Shares of beneficial interest                                            2,727
Additional paid-in capital                                           2,775,155
                                                                    ----------

NET ASSETS                                                          $2,796,918
                                                                    ----------
                                                                    ----------

NET ASSET VALUE, offering and redemption price
  per share:
  Class E ($2,219,085 divided by 216,308
    shares of $.01 par value shares of beneficial
    interest outstanding)                                           $    10.26
                                                                    ----------
                                                                    ----------
  Class D ($577,833 divided by 56,390
    shares of $.01 par value shares of beneficial
    interest outstanding)                                           $    10.25
                                                                    ----------
                                                                    ----------


(a)  See Note 2 for federal income tax information.


        The accompanying notes are an integral part of the financial statements.

26  Conservative Strategy Fund

CONSERVATIVE STRATEGY FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1998 (Unaudited)



INVESTMENT INCOME:
  Income distributions from Underlying Funds (Note 2). . . . . . . . . . . . . . . . . . . . . . . . . .      $       15,714
                                                                                                              --------------
EXPENSES (Notes 1, 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,186
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               7,894
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,519
  Registration fees
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,031
     Class D . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 544
  Distribution fees - Class D. . . . . . . . . . . . . . . . . . . . . . . . . . . .                 378
  Shareholder servicing fees
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 806
     Class D . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 379
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,061
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 546
                                                                                          --------------

  Expenses before reductions . . . . . . . . . . . . . . . . . . . . . . . . . . . .              19,344
  Expense reductions (Note 4). . . . . . . . . . . . . . . . . . . . . . . . . . . .             (17,781)
                                                                                          --------------

     Expenses, net . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,563
                                                                                                              --------------
Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              14,151
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (Loss) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (256)
  Capital gain distributions from Underlying Funds . . . . . . . . . . . . . . . . .                 402                 146
                                                                                          --------------
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .               9,285
                                                                                                              --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               9,431
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .      $       23,582
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.

                                                  Conservative Strategy Fund  27

CONSERVATIVE STRATEGY FUND

STATEMENTS OF CHANGES IN NET ASSETS




                                                                                          FOR THE SIX           FOR THE
                                                                                          MONTHS ENDED      PERIOD NOVEMBER 7,
                                                                                         JUNE 30, 1998          1997* TO
                                                                                          (UNAUDITED)       DECEMBER 31, 1997
                                                                                        -----------------   -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $          14,151   $             149
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 146                 501
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .               9,285                (340)
                                                                                       -----------------   -----------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .              23,582                 310
                                                                                       -----------------   -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,053)               (149)
     Class D . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (3,231)                 --
  In excess of net investment income
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  --                 (72)
  Net realized gain on investments
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  --                (351)
                                                                                       -----------------   -----------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .              (4,284)               (572)
                                                                                       -----------------   -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6). . . .           2,755,000              22,882
                                                                                       -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .           2,774,298              22,620

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              22,620                  --
                                                                                       -----------------   -----------------
  End of period (including undistributed net investment income of
     $9,945 and $78, respectively) . . . . . . . . . . . . . . . . . . . . . . . . .   $       2,796,918   $          22,620
                                                                                       -----------------   -----------------
                                                                                       -----------------   -----------------



* Commencement of operations.



        The accompanying notes are an integral part of the financial statements.

28  Conservative Strategy Fund

CONSERVATIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.


                                                                                          1998*              1997**
                                                                                     ---------------     ---------------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . .      $          9.88     $         10.00
                                                                                    ---------------     ---------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . .                  .10                 .07
  Capital gain distributions from Underlying Funds . . . . . . . . . . . . . .                  .03                 .23
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . .                  .34                (.16)
                                                                                    ---------------     ---------------

     Total Income From Investment Operations . . . . . . . . . . . . . . . . .                  .47                 .14
                                                                                    ---------------     ---------------


LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (.09)               (.07)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . .                   --                (.03)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . .                   --                (.16)
                                                                                    ---------------     ---------------

     Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (.09)               (.26)
                                                                                    ---------------     ---------------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . .      $         10.26     $          9.88
                                                                                    ---------------     ---------------
                                                                                    ---------------     ---------------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 4.78                1.36

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . .                2,219                  23

  Ratios to average net assets (%):
    Operating expenses, net (b)(c) . . . . . . . . . . . . . . . . . . . . . .                  .25                 .25
    Operating expenses, gross (c). . . . . . . . . . . . . . . . . . . . . . .                 2.35 (e)              -- (d)
    Net investment income (e). . . . . . . . . . . . . . . . . . . . . . . . .                 1.47                 .67

 Portfolio turnover rate (%) . . . . . . . . . . . . . . . . . . . . . . . . .               182.86 (e)            0.00 (b)



*    For the six months ended June 30, 1998 (Unaudited).
**   For the period November 7, 1997 (commencement of operations) to
     December 31, 1997.
(a)  Periods less than one year are not annualized.
(b)  Annualized.
(c)  See Note 4 for current period amounts.
(d)  The ratio is not meaningful due to the Fund's short period of operation.
(e) The ratio has not been annualized due to the Fund's short period of operation.


                                                  Conservative Strategy Fund  29

CONSERVATIVE STRATEGY FUND

FINANCIAL HIGHLIGHTS - CLASS D

The following table includes selected data for a share outstanding throughout the period and other performance information derived from the financial statements.


                                                                                          1998*
                                                                                     ---------------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . .      $         10.20
                                                                                    ---------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . .                  .08
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . .                  .03
                                                                                    ---------------

     Total Income From Investment Operations . . . . . . . . . . . . . . . . .                  .11
                                                                                    ---------------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (.06)
                                                                                    ---------------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . .      $         10.25
                                                                                    ---------------
                                                                                    ---------------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 1.08

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . .                  578

  Ratios to average net assets (%):
     Operating expenses, net (b)(c). . . . . . . . . . . . . . . . . . . . . .                  .50
     Operating expenses, gross (c)(d). . . . . . . . . . . . . . . . . . . . .                   --
     Net investment income (e) . . . . . . . . . . . . . . . . . . . . . . . .                  .81

  Portfolio turnover rate (%)(e) . . . . . . . . . . . . . . . . . . . . . . .               182.86



* For the period March 24, 1998 (commencement of sale) to June 30, 1998 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  Annualized.
(c)  See Note 4 for current period amounts.
(d)  The ratio is not meaningful due to the Fund's short period of operation.
(e) The ratio has not been annualized due to the Fund's short period of operation.


30  Conservative Strategy Fund

FRANK RUSSELL INVESTMENT COMPANY

LIFEPOINTS-Registered Trademark- FUNDS

NOTES TO FINANCIAL STATEMENTS

June 30, 1998 (Unaudited)

1.   ORGANIZATION

     Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 28 different investment portfolios, referred to as "Funds." These financial statements report on five LifePoints-Registered Trademark- Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

     Beginning March 24, 1998 the Funds made available Class D shares in addition to their Class E shares. Each class has equal rights as to assets and voting privileges. Investment income, realized and unrealized gains and losses and fund level expenses of a Fund are allocated on a pro rata basis to each Class, based on relative net assets of each Class to the total net assets of a Fund. Certain expenses may also be charged to an individual Class for services or fees that relate specifically to that particular Class. Class D shares are charged a 12b-1 distribution fee not to exceed 0.25% and a shareholder servicing fee of 0.25%. Class E shares are charged a shareholder servicing fee of 0.25%.

     Each of the LifePoints Funds allocates its assets by investing in a combination of Class S shares of the Investment Company's portfolios (the "Underlying Funds"). Each of the LifePoints Funds will adjust its investments within set limits based on Frank Russell Investment Management Company's ("FRIMCo" or "Manager") outlook for the economy, financial markets and relative market valuation of the asset classes represented by each Underlying Fund. However, the LifePoints Funds may deviate from set limits when, in FRIMCo's opinion, it is necessary to do so to pursue a LifePoints Fund's investment objective. The amounts allocated to each Underlying Fund by each LifePoints Fund will generally vary within 10% of the percentages specified below:


                                                                   ASSET ALLOCATION RANGES
                                           --------------------------------------------------------------------------
                                              EQUITY
                                             BALANCED      AGGRESSIVE      BALANCED       MODERATE     CONSERVATIVE
                                             STRATEGY       STRATEGY       STRATEGY       STRATEGY       STRATEGY
     ASSET CLASS/UNDERLYING FUNDS              FUND           FUND           FUND           FUND           FUND
     ----------------------------          --------------------------------------------------------------------------
       Equities
       US Equities
         Diversified Equity                     30%            21%           16%            11%             5%
         Special Growth                         10             11             5              2             --
         Quantitative Equity                    30             21            16             11              6
         Real Estate Securities                  5              5             5              5              5

       International Equities
         International Securities               20             19            14              9              5
         Emerging Markets                        5              5             3              2              1
       Bonds
         Diversified Bond                       --             --            25             27             18
         Volatility Constrained Bond            --             --            --             33             60
         Multistrategy Bond                     --             18            16             --             --


     OBJECTIVES OF THE UNDERLYING FUNDS:

     DIVERSIFIED EQUITY FUND: To provide income and capital growth by investing principally in equity securities.

     SPECIAL GROWTH FUND: To maximize total return primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from the Diversified Equity Fund, by investing in equity securities.

     QUANTITATIVE EQUITY FUND: To provide a total return greater than the total return of the US stock market as measured by the Russell 1000-Registered Trademark- Index over a market cycle of four to six years, while maintaining volatility and diversification similar to the Index by investing in equity securities.


                                               Notes to Financial Statements  31

FRANK RUSSELL INVESTMENT COMPANY

LIFEPOINTS-Registered Trademark- FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     REAL ESTATE SECURITIES FUND: To achieve a high level of total return generated through above-average current income, while maintaining the potential for capital appreciation by investing primarily in the equity securities of companies in the real estate industry.

     INTERNATIONAL SECURITIES FUND: To provide favorable total return and additional diversification for US investors by investing primarily in equity and fixed-income securities of non-US companies, and securities issued by non-US governments.

     EMERGING MARKETS FUND: To maximize total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from developed market international portfolios.

     DIVERSIFIED BOND FUND: To provide effective diversification against equities and a stable level of cash flow by investing in fixed-income securities.

     VOLATILITY CONSTRAINED BOND FUND: To preserve capital and generate current income consistent with the preservation of capital by investing primarily in fixed-income securities with low-volatility characteristics.

     MULTISTRATEGY BOND FUND: To provide maximum total return, primarily through capital appreciation and by assuming a higher level of volatility than is ordinarily expected from broad fixed-income market portfolios, by investing in fixed-income securities.

     Financial statements of the Underlying Funds can be obtained by calling the Office of Shareholder Inquiries at (800) RUSSEL4, (800) 787-7354.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

     SECURITY VALUATION: Investments in Underlying Funds are valued at the net asset value per share of each Underlying Fund as of the close of regular trading on the New York Stock Exchange. Short-term investments having a maturity of sixty days or less are valued at amortized cost.

     INVESTMENT TRANSACTIONS: Securities transactions of the Underlying Funds are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost.

     INVESTMENT INCOME: Distributions of income and capital gains from the Underling Funds are recorded on the ex-dividend date. Interest income is recorded on the accrual basis.

     FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.

     It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal income tax provision was required for the Funds.

     The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 1998 were as follows:


                                                            GROSS            GROSS        NET UNREALIZED
                                       FEDERAL TAX       UNREALIZED       UNREALIZED       APPRECIATION
                                          COST          APPRECIATION    (DEPRECIATION)    (DEPRECIATION)
                                     --------------    --------------   --------------    --------------
     Equity Balanced Strategy         $ 64,247,956        $4,478,550        $(614,495)       $3,864,055
     Aggressive Strategy                44,230,833         1,365,869         (485,014)          880,855
     Balanced Strategy                 123,688,372         4,565,490         (860,445)        3,705,045
     Moderate Strategy                  14,114,173           243,559          (69,109)          174,450
     Conservative Strategy               2,783,624            16,153           (7,208)            8,945



32  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY

LIFEPOINTS-Registered Trademark- FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Income dividends are generally declared and paid quarterly. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) from investment transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP relate primarily to certain securities sold at a loss. Accordingly, the Funds may periodically make reclassifications among certain of their capital accounts without impacting their net asset value.

     EXPENSES: The Funds incur shareholder servicing fees, management fees, and other operating expenses other than those expressly assumed by FRIMCo. Certain expenses not directly attributable to any one Fund but applicable to all Funds, such as Trustee fees, insurance, legal and other expenses will be allocated to each Fund based on each Fund's net assets. In addition, Class D and Class E will pay shareholder servicing fees and Class D will pay 12b-1 distribution fees. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses associated with the Underlying Funds.

     DEFERRED ORGANIZATION EXPENSES: Organization costs of the Equity Balanced Strategy Fund, Aggressive Strategy Fund, Balanced Strategy Fund, and Moderate Strategy Fund have been deferred and are being amortized over 60 months on a straight-line basis.

3.   INVESTMENT TRANSACTIONS

     SECURITIES: During the six months ended June 30, 1998, purchases and sales of the Underlying Funds were as follows:

                                        PURCHASES             SALES
                                     --------------      --------------
     Equity Balanced Strategy        $   73,750,895      $   12,884,779
     Aggressive Strategy                 52,815,583          14,503,204
     Balanced Strategy                  152,453,997          32,675,605
     Moderate Strategy                   21,412,332           7,702,885
     Conservative Strategy                4,501,455           1,741,015

4.   RELATED PARTIES

     MANAGER: The Investment Company has an investment advisory agreement with the Manager under which the Manager directs the investments of the Fund in accordance with its investment objectives, policies, and limitations. The Funds are charged a fee by the Manager equal to 0.25% of average daily net assets. For the six months ended June 30, 1998, the Manager voluntarily agreed to waive the management fee of 0.25% of average daily net assets.

     The manager has voluntarily agreed to reimburse the Funds for all expenses excluding manager fees, shareholder servicing fees, and 12b-1 distribution fees.

     The waivers and reimbursements as of June 30, 1998 were as follows:


                                        MANAGEMENT     REIMBURSED    TOTAL EXPENSE
                                        FEES WAIVED    BY FRIMCO       REDUCTIONS
                                        -----------    ----------    -------------
     Equity Balanced Strategy           $    54,687    $   40,542    $     95,229
     Aggressive Strategy                     30,850        27,244          58,094
     Balanced Strategy                      105,080        78,256         183,336
     Moderate Strategy                        8,342         8,645          16,987
     Conservative Strategy                    1,185        16,596          17,781



                                               Notes to Financial Statements  33

FRANK RUSSELL INVESTMENT COMPANY

LIFEPOINTS-Registered Trademark- FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED


     TRANSFER AGENT: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: Pursuant to the Distribution Agreement with Investment Company, Russell Fund Distributors, Inc. ("Distributor"), a wholly owned subsidiary of the Administrator, serves as distributor for all Investment Company portfolio shares, including Class E and Class D of the Funds.

     The Investment Company has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company is authorized to make payments to the Distributor, or any Selling Agents, as defined in the Plan, an amount (the "12b-1 Fee") for sales support services provided, and related expenses incurred which are primarily intended to result in the sale of the Class D Shares subject to the Distribution Plan. The 12b-1 Fee payments shall not exceed 0.25% of the average daily net assets of a Fund's Class D shares on an annual basis.

     The Investment Company has adopted a Shareholder Services Plan ("Services Plan") under which it may make payments to the distributor or any investment advisors, banks, broker-dealers, financial planners or other financial institutions ("Servicing Agents") for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class E and Class D shares of the LifePoints Funds. Payments under the Services Plan are calculated daily and paid quarterly by the Investment Company, at an annual rate of 0.25% of the average daily net assets of a LifePoints Fund's Class E and Class D Shares.

     ACCRUED FEES PAYABLE TO AFFILIATES AS OF JUNE 30, 1998 WERE AS FOLLOWS:


                                        OTHER FEES        SHAREHOLDER
                                        PAYABLE TO       SERVICING AND
                                          MANAGER      DISTRIBUTION FEES     TOTALS
                                        ----------     -----------------   ----------
     Equity Balanced Strategy           $      209     $          37,336   $   37,545
     Aggressive Strategy                        92                25,227       25,319
     Balanced Strategy                         611                72,156       72,767
     Moderate Strategy                      15,749                 7,053       22,802
     Conservative Strategy                      --                 1,467        1,467
                                        ----------     -----------------   ----------
                                        $   16,661     $         143,239   $  159,900
                                        ----------     -----------------   ----------
                                        ----------     -----------------   ----------

RECEIVABLE FROM MANAGER FOR REIMBURSEMENT OF EXPENSES AS OF JUNE 30, 1998 WERE AS FOLLOWS:

     Equity Balanced Strategy           $   21,750
     Aggressive Strategy                    11,113
     Balanced Strategy                      60,625
     Moderate Strategy                         594
     Conservative Strategy                   7,708
                                        ----------
                                        $  101,790
                                        ----------
                                        ----------


     BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $20,000 per year plus out-of-pocket expenses. Total Trustee expenses were $54,794 for the six months ended June 30, 1998, and were allocated to each Fund on a pro rata basis, including 23 other affiliated funds not represented herein. The LifePoints Funds have been reimbursed by FRIMCo for this expense.

5.   MONEY MARKET FUND

     The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund (a series of Frank Russell Investment Company not presented herein). As of June 30, 1998, $7,287,000 of the Money Market Fund's net assets represents investments by these Funds and $739,224,000 represents the investments of other affiliated funds not presented herein.


34  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY

LIFEPOINTS-Registered Trademark- FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED

6.   FUND SHARE TRANSACTIONS

     Share transactions for each Class of shares were as follows:


                                                           SHARES                                  DOLLARS
                                          ---------------------------------------   ----------------------------------------
                                          FOR THE SIX MONTHS     FOR THE PERIOD     FOR THE SIX MONTHS      FOR THE PERIOD
                                          ENDED JUNE 30, 1998         ENDED         ENDED JUNE 30, 1998          ENDED
                                              (UNAUDITED)       DECEMBER 31, 1997       (UNAUDITED)       DECEMBER 31, 1997
                                          -------------------  ------------------   -------------------   ------------------
     EQUITY BALANCED STRATEGY
         CLASS E (b)
         Proceeds from Shares Sold                 6,385,187             313,780    $       58,733,816    $      3,028,465
         Proceeds from reinvestment
            of distributions                          76,756              27,548               756,770             244,906
         Payments for shares redeemed               (122,583)             (3,196)           (1,191,252)            (30,112)
                                         -------------------   -----------------    ------------------    ----------------
         Net increase (decrease)                   6,339,360             338,132            58,299,334           3,243,259
                                         -------------------   -----------------    ------------------    ----------------

         CLASS D (e)
         Proceeds from Shares Sold                   314,776                  --             3,031,741                  --
         Proceeds from reinvestment
            of distributions                             669                  --                 6,603                  --
         Payments for shares redeemed                 (1,538)                 --               (14,810)                 --
                                         -------------------   -----------------    ------------------    ----------------
         Net increase (decrease)                     313,907                  --             3,023,534                  --
                                         -------------------   -----------------    ------------------    ----------------
         Total increase (decrease)                 6,653,267             338,132    $       61,322,868    $      3,243,259
                                         -------------------   -----------------    ------------------    ----------------
                                         -------------------   -----------------    ------------------    ----------------

       AGGRESSIVE STRATEGY
         CLASS E (a)
         Proceeds from Shares Sold                 3,854,575             552,413    $       37,728,078    $      5,431,416
         Proceeds from reinvestment
            of distributions                          21,656              35,751               218,862             329,624
         Payments for shares redeemed                (97,347)             (7,700)             (969,879)            (75,895)
                                         -------------------   -----------------    ------------------    ----------------
         Net increase (decrease)                   3,778,884             580,464            36,977,061           5,685,145
                                         -------------------   -----------------    ------------------    ----------------

         CLASS D (e)
         Proceeds from Shares Sold                   226,683                  --             2,279,348                  --
         Proceeds from reinvestment
            of distributions                           2,195                  --                22,081                  --
         Payments for shares redeemed                 (2,080)                 --               (20,880)                 --
                                         -------------------   -----------------    ------------------    ----------------
         Net increase (decrease)                     226,798                  --             2,280,549                  --
                                         -------------------   -----------------    ------------------    ----------------
         Total increase (decrease)                 4,005,682             580,464    $       39,257,610    $      5,685,145
                                         -------------------   -----------------    ------------------    ----------------
                                         -------------------   -----------------    ------------------    ----------------


(a) For the period ended December 31, 1997. Fund share transactions are for the period September 16, 1997 (commencement of sale of shares) to December 31, 1997.
(b) For the period ended December 31, 1997. Fund share transactions are for the period September 30, 1997 (commencement of sale of shares) to December 31, 1997.
(e) For the period March 24, 1998 (commencement of sale of shares) to June 30, 1998.


                                               Notes to Financial Statements  35

FRANK RUSSELL INVESTMENT COMPANY

LIFEPOINTS-Registered Trademark- FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED


                                                           SHARES                                  DOLLARS
                                         ---------------------------------------   ----------------------------------------
                                         FOR THE SIX MONTHS     FOR THE PERIOD     FOR THE SIX MONTHS      FOR THE PERIOD
                                         ENDED JUNE 30, 1998         ENDED         ENDED JUNE 30, 1998          ENDED
                                             (UNAUDITED)       DECEMBER 31, 1997       (UNAUDITED)       DECEMBER 31, 1997
                                         -------------------   -----------------   -------------------   ------------------
     BALANCED STRATEGY
       CLASS E (a)
       Proceeds from Shares Sold                  13,213,141             358,855   $       129,836,795   $        3,571,839
       Proceeds from reinvestment
          of distributions                           144,873              19,490             1,467,096              185,933
       Payments for shares redeemed               (1,302,113)             (2,777)          (13,184,262)             (27,476)
                                         -------------------   -----------------   -------------------   ------------------
       Net increase (decrease)                    12,055,901             375,568           118,119,629            3,730,296
                                         -------------------   -----------------   -------------------   ------------------

       CLASS D (e)
       Proceeds from Shares Sold                     112,227                  --             1,144,208                   --
       Proceeds from reinvestment
          of distributions                             1,525                  --                15,452                   --
       Payments for shares redeemed                       --                  --                    --                   --
                                         -------------------   -----------------   -------------------   ------------------
       Net increase (decrease)                       113,752                  --             1,159,660                   --
                                         -------------------   -----------------   -------------------   ------------------
       Total increase (decrease)                  12,169,653             375,568   $       119,279,289   $        3,730,296
                                         -------------------   -----------------   -------------------   ------------------
                                         -------------------   -----------------   -------------------   ------------------

     MODERATE STRATEGY
       CLASS E (c)
       Proceeds from Shares Sold                   1,289,952              39,036   $        12,890,749   $          387,800
       Proceeds from reinvestment
          of distributions                             4,204               1,213                42,379               11,694
       Payments for shares redeemed                  (16,370)               (175)             (163,744)              (1,727)
                                         -------------------   -----------------   -------------------   ------------------
       Net increase (decrease)                     1,277,786              40,074            12,769,384              397,767
                                         -------------------   -----------------   -------------------   ------------------

       CLASS D (e)
       Proceeds from Shares Sold                      91,840                  --               934,509                   --
       Proceeds from reinvestment
          of distributions                             1,137                  --                11,485                   --
       Payments for shares redeemed                     (207)                 --                (2,092)                  --
                                         -------------------   -----------------   -------------------   ------------------
       Net increase (decrease)                        92,770                  --               943,902                   --
                                         -------------------   -----------------   -------------------   ------------------
       Total increase (decrease)                   1,370,556              40,074   $        13,713,286   $          397,767
                                         -------------------   -----------------   -------------------   ------------------
                                         -------------------   -----------------   -------------------   ------------------


(a) For the period ended December 31, 1997. Fund share transactions are for the period September 16, 1997 (commencement of sale of shares) to December 31, 1997.
(c) For the period ended December 31, 1997. Fund share transactions are for the period October 2, 1997 (commencement of sale of shares) to December 31, 1997.
(e) For the period March 24, 1998 (commencement of sale of shares) to June 30, 1998.


36  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY

LIFEPOINTS-Registered Trademark- FUNDS

NOTES TO FINANCIAL STATEMENTS, CONTINUED



                                                           SHARES                                  DOLLARS
                                          ---------------------------------------   ----------------------------------------
                                          FOR THE SIX MONTHS     FOR THE PERIOD     FOR THE SIX MONTHS      FOR THE PERIOD
                                          ENDED JUNE 30, 1998         ENDED         ENDED JUNE 30, 1998          ENDED
                                              (UNAUDITED)       DECEMBER 31, 1997       (UNAUDITED)       DECEMBER 31, 1997
                                          -------------------   -----------------   -------------------   ------------------
     CONSERVATIVE STRATEGY
       CLASS E (d)
       Proceeds from Shares Sold                      222,298               2,231   $         2,262,591   $           22,309
       Proceeds from reinvestment
          of distributions                                 50                  58                   511                  573
       Payments for shares redeemed                    (8,329)                 --               (83,229)                  --
                                          -------------------   -----------------   -------------------   ------------------
       Net increase (decrease)                        214,019               2,289             2,179,873               22,882
                                          -------------------   -----------------   -------------------   ------------------

       CLASS D (e)
       Proceeds from Shares Sold                       56,106                  --               572,234                   --
       Proceeds from reinvestment
          of distributions                                317                  --                 3,231                   --
       Payments for shares redeemed                       (33)                 --                  (338)                  --
                                          -------------------   -----------------   -------------------   ------------------
       Net increase (decrease)                         56,390                  -                575,127                   --
                                          -------------------   -----------------   -------------------   ------------------
       Total increase (decrease)                      270,409               2,289   $         2,755,000   $           22,882
                                          -------------------   -----------------   -------------------   ------------------
                                          -------------------   -----------------   -------------------   ------------------


(d) For the period ended December 31, 1997. Fund share transactions are for the period November 7, 1997 (commencement of sale of shares) to December 31, 1997.
(e) For the period March 24, 1998 (commencement of sale of shares) to June 30, 1998.

7.   DIVIDENDS

     On July 2, 1998, the board of Trustees declared the following dividends from net investment income payable on July 7, 1998, to shareholders at record on July 2, 1998:


     Equity Balanced Strategy Class E       $ 0.0105     Moderate Strategy Class E          $0.0713
     Equity Balanced Strategy Class D         0.0092     Moderate Strategy Class D           0.0652
     Aggressive Strategy Class E              0.0295     Conservative Strategy Class E       0.0789
     Aggressive Strategy Class D              0.0239     Conservative Strategy Class D       0.0727
     Balanced Strategy Class E                0.0603
     Balanced Strategy Class D                0.0546


8.   BENEFICIAL INTEREST

     As of June 30, 1998, the following Funds have one or more shareholders with beneficial interest of greater than 10% of the total outstanding shares of each respective Fund: Equity Balanced Strategy Class E 49.3% and 17.3%, Equity Balanced Strategy Class D 80.7% and 14.3%, Aggressive Strategy Class E 30.2% and 13.7%, Aggressive Strategy Class D 88.4%, Balanced Strategy Class E 18.2%, 15.6% and 41.6%, Balanced Strategy Class D 89.0%, Moderate Strategy Class E 11.6% and 55.7%, Moderate Strategy Class D 98.4%, Conservative Strategy Class E 74.4% and Conservative Strategy Class D 99.3%.

9.   SUBSEQUENT EVENTS

     On August 10, 1998, Frank Russell Company entered into an agreement with The Northwestern Mutual Life Insurance Co., an insurance organization, pursuant to which Northwestern Mutual Life will acquire all of the outstanding common stock of Frank Russell Company.


                                               Notes to Financial Statements  37

Frank Russell Investment Company
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001



TRUSTEES
     George F. Russell, Jr., Chairman
     Lynn L. Anderson
     Paul E. Anderson
     Paul Anton, PhD
     William E. Baxter
     Lee C. Gingrich
     Eleanor W. Palmer

OFFICERS
     Lynn L. Anderson, President and Chief Executive Officer
     Peter Apanovitch, Manager of Short Term Investment Funds
     Mark E. Swanson, Treasurer and Chief Accounting Officer
     Randall P. Lert, Director of Investments
     Karl Ege, Secretary and General Counsel

MANAGER AND TRANSFER AGENT
     Frank Russell Investment Management Company
     909 A Street
     Tacoma, WA  98402

CONSULTANT
     Frank Russell Company
     909 A Street
     Tacoma, WA  98402

CUSTODIAN
     State Street Bank and Trust Company
     1776 Heritage Drive
     North Quincy, MA  02171

OFFICE OF SHAREHOLDER INQUIRES
     909 A Street
     Tacoma, WA  98402
     (800) RUSSEL4
     (800) 787-7354

LEGAL COUNSEL
     Stradley, Ronon, Stevens & Young, LLP
     2600 - One Commerce Square
     Philadelphia, PA  19103-7098

INDEPENDENT ACCOUNTANTS
     PricewaterhouseCoopers LLP
     One Post Office Square
     Boston, MA  02109

DISTRIBUTOR
     Russell Fund Distributors, Inc.
     909 A Street
     Tacoma, WA  98402

MONEY MANAGERS OF UNDERLYING FUNDS

DIVERSIFIED EQUITY
     Alliance Capital Management L.P., Minneapolis, MN
     Barclays Global Investors, N.A., San Francisco, CA
     Equinox Capital Management, Inc., New York, NY
     INVESCO Capital Management, Inc., Atlanta, GA
     Lincoln Capital Management Company, Chicago, IL
     Morgan Stanley Asset Management, Inc., New York, NY
     Peachtree Asset Management, Atlanta, GA
     Schneider Capital Management, Wayne, PA
     Suffolk Capital Management, Inc., New York, NY
     Trinity Investment Management Corporation, Boston, MA

SPECIAL GROWTH
     Delphi Management, Inc., Boston, MA
     Fiduciary International, Inc., New York, NY
     GlobeFlex Capital, L.P., San Diego, CA
     Jacobs Levy Equity Management, Inc., Roseland, NJ
     Sirach Capital Management, Inc., Seattle, WA
     Wellington Management Company LLP, Boston, MA

QUANTITATIVE EQUITY
     Barclays Global Investors, N.A., San Francisco, CA
     Franklin Portfolio Associates, LLC, Boston, MA
     J.P. Morgan Investment Management, Inc., New York, NY

INTERNATIONAL SECURITIES
     J.P. Morgan Investment Management, Inc., New York, NY
     Marathon Asset Management Limited, London, England
     Mastholm Asset Management, LLC, Bellevue, WA
     Oechsle International Advisors, Boston, MA
     Rowe Price-Fleming International, Inc., Baltimore, MD
     Sanford C. Bernstein & Co., Inc., New York, NY
     The Boston Company Asset Management, Inc., Boston, MA

EMERGING MARKETS
     Genesis Asset Management Limited, London, England
     J.P. Morgan Investment Management, Inc., New York, NY
     Montgomery Asset Management, L.P., San Francisco, CA

REAL ESTATE SECURITIES
     AEW Capital Management, L.P., Boston, MA
     Cohen & Steers Capital Management, New York, NY

DIVERSIFIED BOND
     Lincoln Capital Management Company, Chicago, IL
     Pacific Investment Management Company, Newport Beach, CA
     Standish, Ayer & Wood, Inc., Boston, MA

VOLATILITY CONSTRAINED BOND
     BlackRock Financial Management, New York, NY
     Standish, Ayer & Wood, Inc., Boston, MA
     STW Fixed Income Management, Hamilton, Bermuda

MULTISTRATEGY BOND
     BEA Associates, New York, NY
     Pacific Investment Management Company, Newport Beach, CA
     Standish, Ayer & Wood, Inc., Boston, MA


THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUNDS AND IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS. NOTHING HEREIN CONTAINED IS TO BE CONSIDERED AN OFFER OF SALE OR A SOLICITATION OF AN OFFER TO BUY SHARES OF FRANK RUSSELL INVESTMENT COMPANY. SUCH OFFERING IS MADE ONLY BY PROSPECTUS, WHICH INCLUDES DETAILS AS TO OFFERING PRICE AND OTHER MATERIAL INFORMATION.


38  Manager, Money Managers and Service Providers

     FRANK RUSSELL INVESTMENT
     COMPANY

     Frank Russell Investment Company
     is a "series mutual fund" with 28
     different investment portfolios.
     These financial statements report
     on eight Funds, each of which has
     distinct investment objectives and
     strategies.


     FRANK RUSSELL INVESTMENT
     MANAGEMENT COMPANY

     Responsible for overall management
     and administration of the Funds.


     FRANK RUSSELL COMPANY

     Consultant to Frank Russell
     Investment Management Company.

                          FRANK RUSSELL INVESTMENT COMPANY

                                   RUSSELL FUNDS

                                 SEMIANNUAL REPORT

                             JUNE 30, 1998 (UNAUDITED)


                                 Table of Contents

                                                                   Page
     Letter to Our Clients . . . . . . . . . . . . . . . . . . .     1

     Diversified Equity Fund . . . . . . . . . . . . . . . . . .     2

     Special Growth Fund . . . . . . . . . . . . . . . . . . . .    16

     Equity Income Fund. . . . . . . . . . . . . . . . . . . . .    32

     Quantitative Equity Fund. . . . . . . . . . . . . . . . . .    42

     International Securities Fund . . . . . . . . . . . . . . .    54

     Diversified Bond Fund . . . . . . . . . . . . . . . . . . .    74

     Volatility Constrained Bond Fund. . . . . . . . . . . . . .    92

     Multistrategy Bond Fund . . . . . . . . . . . . . . . . . .   102

     Notes to Financial Statements . . . . . . . . . . . . . . .   116

     Manager, Money Managers and Service Providers . . . . . . .   128

FRANK RUSSELL INVESTMENT COMPANY - RUSSELL FUNDS
Copyright -C- Frank Russell Company 1998. All rights reserved. This material is proprietary and may not be reproduced, transferred, or distributed in any form without prior written permission from Frank Russell Company. It is delivered on an "as is" basis without warranty. The Russell logo is a trademark and service mark of Frank Russell Company. Frank Russell Company and Standard & Poor's Corporation are the owners of the trademarks, service marks, and copyrights related to their respective indexes. This material must be accompanied or preceded by a current Frank Russell Investment Company Prospectus containing complete information concerning the investment objectives and operations of the Company, charges, and expenses. The Prospectus should be read carefully before an investment is made. The performance quoted represents past performance and the investment return and principal value of an investment will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Investments in securities of non-US issuers and foreign currencies involve investment risks different than those of US issuers; the Prospectus contains further information and details regarding these risks. Russell Fund Distributors, Inc., is the distributor of Frank Russell Investment Company.

TO OUR CLIENTS

We are pleased to present the Frank Russell Investment Company 1998 Semiannual Report. This report covers information on eight of the Funds and represents the Funds' first six months of our seventeenth year in operation.

We remain committed to providing our clients with superior investment solutions through the benefits of multi-manager, multi-style diversification used in structuring our Funds. The commitment proved worthwhile in the first six months of 1998, as our Funds, in general, provided solid returns as compared to their respective benchmarks and attracted many new investors, both creating significant growth in assets.

Frank Russell Investment Management Company (FRIMCo) continuously evaluates the Funds we offer our clients. Each of these Funds is carefully monitored by Russell investment professionals to ensure that the most appropriate investment advisors and strategies are utilized within each Fund. The advisors are monitored by FRIMCo, using the expertise and advice of the Investment Policy and Research group of Frank Russell Company.

Since the close of 1997, we have implemented changes in our Funds' structure which we believe will benefit current and potential investors. The former Class C shares of the Russell Funds have been renamed Russell Fund Class E shares, and their fee structure now aligns with the Russell LifePoints-Registered Trademark-Funds' Class E shares. Additionally, the Russell LifePoints-Registered Trademark- Funds' Class D shares were opened for investment in March 1998.

We are also pleased to announce FRIMCo has retained Boston Financial Data Services (BFDS) to assist in the transfer agent process, effective June 1998. We anticipate this change will enhance the level of services provided to our clients.

Thank you for your continued confidence and investment with Frank Russell Investment Company. We look forward to the remainder of 1998 and continuing to earn your support.

Sincerely,


/s/ George F. Russell, Jr.              /s/ Lynn L. Anderson

George F. Russell, Jr.                  Lynn L. Anderson
Chairman                                President and Chief Executive Officer
Frank Russell Investment Company        Frank Russell Investment Company

DIVERSIFIED EQUITY FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
COMMON STOCKS - 94.9%
AUTO AND TRANSPORTATION - 3.9%
AMR Corp. (a)                                            50,200     $    4,179
Aviall, Inc. (a)                                          8,600            118
Bandag, Inc.                                                900             35
BE Aerospace, Inc. (a)                                    2,400             70
Chrysler Corp.                                           38,600          2,176
Comair Holdings, Inc.                                    10,400            320
Continental Airlines, Inc. Class B (a)                   46,300          2,819
Cooper Tire & Rubber Co.                                154,200          3,180
Dana Corp.                                               13,000            696
Delta Air Lines, Inc.                                    26,100          3,373
Eaton Corp.                                               4,500            350
Echlin, Inc.                                              4,100            201
Exide Corp.                                              68,700          1,155
FDX Corp. (a)                                            14,200            891
Ford Motor Co.                                          152,500          8,997
General Motors Corp.                                     19,700          1,316
Kansas City Southern Industries, Inc.                     7,500            372
KLM Royal Dutch Airlines                                 64,072          2,623
Meritor Automotive, Inc.                                 34,400            826
Navistar International Corp. (a)                         53,800          1,553
Nordic American Tanker Shipping, Ltd.                   108,400          1,633
Norfolk Southern Corp.                                  123,000          3,667
Northwest Airlines Corp.Class A (a)                     109,500          4,223
Overseas Shipholding Group, Inc.                         15,000            306
PACCAR, Inc.                                              7,600            396
Southwest Airlines Co.                                    2,100             62
Trinity Industries, Inc.                                  9,500            394
UAL Corp. (a)                                            71,600          5,585
Walbro Corp.                                             31,500            441
                                                                    ----------

                                                                        51,957
                                                                    ----------

CONSUMER DISCRETIONARY - 13.2%
Abercrombie & Fitch Co. Class A (a)                      10,050            442
America Online, Inc.                                     26,600          2,820
American Greetings Corp. Class A                          1,700             86
Apple South                                              28,900            376
Avon Products, Inc.                                      21,800          1,689
Barry (R.G.) Corp. (a)                                   90,000          1,485
Bed Bath & Beyond, Inc. (a)                              30,000          1,554
Belo (A.H.) Corp. Class A                                15,000            366
Borders Group, Inc. (a)                                   8,400            311
Brinker International, Inc. (a)                           7,000            135
Browning-Ferris Industries, Inc.                            800             28
Brunswick Corp.                                          27,100            671
Carnival Corp. Class A                                  184,600          7,315
Cendant Corp. (a)                                        46,300            967
Chancellor Media Corp. (a)                               31,000          1,538
Chris Craft Industries, Inc. (a)                          3,202            175
Circuit City Stores, Inc.                                14,800            694
Clear Channel Communications, Inc. (a)                   15,300          1,670
Cognizant Corp.                                           8,700            548
Costco Companies, Inc. (a)                               11,300            713
Cracker Barrel Old Country Store, Inc.                    8,800            279
Danka Business Systems - ADR                             38,600            456
Darden Restaurants, Inc.                                 41,800            663
Dayton Hudson Corp.                                     224,900         10,908
Dillard's, Inc. Class A                                   9,100            377
Disney (Walt) Co.                                       117,300         12,324
Dollar Tree Stores, Inc. (a)                              1,425             58
Eastman Kodak Co.                                        34,891          2,549
Estee Lauder Companies Class A                              800             56
Federated Department Stores, Inc. (a)                   109,557          5,895
Fortune Brands, Inc.                                     22,700            872
Fruit of the Loom, Inc. Class A (a)                      18,800            624
Gannett Co., Inc.                                        11,000            782
General Nutrition Companies, Inc. (a)                    39,700          1,236
Grand Casinos, Inc. (a)                                  50,000            837
Harland (John H.) Co.                                    20,000            339
Harrah's Entertainment, Inc. (a)                         25,200            586
Hasbro, Inc.                                             72,800          2,862
Hilton Hotels Corp.                                      54,600          1,556
Hollinger International, Inc. Class A                    11,600            197
Home Depot, Inc. (The)                                  135,850         11,284
Host Marriott Corp. (a)                                  35,800            638
International Game Technology                            13,300            322
Interpublic Group Cos., Inc.                              2,400            146
InterTAN, Inc. (a)                                       20,000            107
JC Penney & Co., Inc.                                    45,000          3,254
Jones Apparel Group, Inc. (a)                            21,000            768
Kellwood Co.                                             20,000            715
King World Productions, Inc. (a)                         23,300            594
Kmart Corp. (a)                                          81,900          1,576
Knight-Ridder, Inc.                                       6,400            352
Kohl's Corp. (a)                                         52,700          2,734
Limited, Inc. (The)                                     166,100          5,502
Liz Claiborne, Inc.                                       4,500            235
Lowe's Cos., Inc.                                        60,000          2,434
Mark Bros. Jewelers, Inc. (a)                            70,000          1,339
Marriot International, Inc. Class A                      13,200            427
Mattel, Inc.                                            216,041          9,141
May Department Stores Co.                                62,400          4,087
Maytag Corp.                                             22,500          1,111
McDonald's Corp.                                         28,400          1,960
McGraw-Hill, Inc.                                         4,700            383
MediaOne Group, Inc. (a)                                113,800          5,000
Meredith Corp.                                           11,400            535
Metromedia International Group, Inc. (a)                127,200          1,518


2  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Neiman-Marcus Group, Inc. (a)                             7,900     $      343
New York Times Co. Class A                                7,000            555
Nordstrom, Inc.                                          21,000          1,621
Office Depot, Inc. (a)                                   44,400          1,401
OfficeMax, Inc. (a)                                      46,800            772
Omnicom Group, Inc.                                      31,600          1,576
Payless ShoeSource, Inc. (a)                              5,200            383
Petroleum Heat & Power, Inc. Class A                    275,885            535
Premark International, Inc.                              44,400          1,432
Promus Hotel Corp. New (a)                                3,295            127
Pulitzer Publishing Co.                                   3,300            295
Rubbermaid, Inc.                                         54,500          1,809
Sears Roebuck & Co.                                     111,400          6,802
Service Corp. International                              45,900          1,968
Staples, Inc. (a)                                         4,600            133
Stewart Enterprises, Inc. Class A                        32,200            861
Tiffany & Co.                                             2,100            101
Time Warner, Inc.                                        51,500          4,400
TJX Cos., Inc.                                           63,400          1,530
Tribune Co.                                              43,900          3,021
Tupperware Corp.                                         11,400            321
Unisource Worldwide, Inc.                               105,100          1,136
USA Waste Services, Inc. (a)                             48,300          2,385
V.F. Corp.                                               12,700            654
Valassis Communications, Inc. (a)                         2,900            112
Viacom, Inc. Class B (a)                                 52,000          3,029
Viad Corp.                                               39,400          1,093
Wal-Mart Stores, Inc.                                   136,700          8,305
Warnaco Group, Inc. Class A                                 300             13
Whirlpool Corp.                                          45,900          3,156
Young & Rubicam, Inc. (a)                                 4,200            134
                                                                    ----------

                                                                       173,204
                                                                    ----------

CONSUMER STAPLES - 7.7%
American Stores Co.                                      15,100            365
Anheuser-Busch Cos., Inc.                                58,100          2,742
Bestfoods                                                28,400          1,649
Campbell Soup Co.                                        23,000          1,222
Chiquita Brands International, Inc.                      49,100            690
Coca-Cola Co. (The)                                     143,600         12,278
Coca-Cola Enterprises, Inc.                              57,900          2,273
Colgate-Palmolive Co.                                    72,900          6,415
ConAgra, Inc.                                            78,700          2,494
Corn Products International, Inc. (a)                     8,000            271
CVS Corp.                                                67,100          2,613
Dean Foods Co.                                            3,900            214
Dial Corp. New                                            3,500             91
Dole Food, Inc.                                          31,600          1,570
Gillette Co.                                             92,146          5,224
Hannaford Brothers Co.                                    4,500            198
International Multifoods Corp.                           64,900          1,785
Interstate Bakeries Corp.                                18,500            614
Kroger Co. (a)                                              900             39
McCormick & Co., Inc.                                       900             32
PepsiCo, Inc.                                           305,100         12,566
Philip Morris Cos., Inc.                                537,325         21,157
Procter & Gamble Co.                                    116,100         10,572
Quaker Oats Co.                                          14,400            791
Ralston-Purina Group                                      2,200            257
Rite Aid Corp.                                          103,000          3,869
RJR Nabisco Holdings Corp.                               85,300          2,026
SuperValu, Inc.                                          17,300            768
SYSCO Corp.                                              46,400          1,189
Tyson Foods, Inc. Class A                                 4,800            104
Unilever NV                                              49,100          3,876
Universal Corp.                                          15,700            587
Vlasic Foods International, Inc. (a)                      2,300             46
Weis Markets, Inc.                                          800             29
Winn-Dixie Stores, Inc.                                     300             15
Wrigley (Wm.), Jr. Co.                                    4,300            421
                                                                    ----------

                                                                       101,052
                                                                    ----------

FINANCIAL SERVICES - 19.3%
ACE, Ltd.                                                 6,500            253
AFLAC, Inc.                                             190,000          5,759
Ahmanson (H.F.) & Co.                                   110,600          7,853
Allstate Corp.                                           92,908          8,507
Ambac Financial Group, Inc.                              37,200          2,176
American Express Co.                                     48,700          5,552
American International Group, Inc.                      105,143         15,351
AmSouth Bancorp                                          31,350          1,232
Associates First Capital Corp. Class A                   66,558          5,117
Automatic Data Processing, Inc.                         126,100          9,189
Banc One Corp.                                           77,800          4,342
BankAmerica Corp.                                        84,600          7,313
Bankers Trust New York Corp.                             11,400          1,323
Bear Stearns Cos., Inc.                                  10,352            589
Beneficial Corp.                                         13,600          2,083
Berkshire Hathaway, Inc. Class A (a)                          9            705
Canadian Hotel Income Properties                        235,200          1,918
CCB Financial Corp.                                         200             21
Centura Banks, Inc.                                         700             44
Charter One Financial, Inc.                              46,400          1,557
Chase Manhattan Corp.                                   166,400         12,563
Chubb Corp. (The)                                        20,000          1,607


                                                      Diversified Equity Fund  3

DIVERSIFIED EQUITY FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------

Cincinnati Financial Corp.                                  900     $       35
Citicorp                                                 61,000          9,104
City National Corp.                                       9,100            336
CMAC Investment Corp.                                     2,800            172
Comdisco, Inc.                                           60,200          1,144
Comerica, Inc.                                           29,700          1,968
Commerce Bancshares, Inc.                                27,685          1,343
Conseco, Inc.                                            73,768          3,449
Countrywide Credit Industries, Inc.                      14,000            711
Danielson Holding Corp. (a)                             100,000            737
Dime Bancorp, Inc.                                       45,500          1,362
Donaldson, Lufkin & Jenrette, Inc.                          400             20
Dow Jones & Co., Inc.                                    30,400          1,695
DST Systems, Inc. (a)                                    14,300            801
Duke Realty Investments, Inc.                            13,000            307
Dun & Bradstreet Corp.                                    9,600            347
Edwards (A.G.), Inc.                                      3,500            149
Equitable Companies, Inc.                                12,400            929
Everest Reinsurance Holdings, Inc.                       13,600            523
Federal Home Loan Mortgage Corp.                         62,600          2,946
Federal National Mortgage Association                   104,000          6,318
Fifth Third Bancorp                                      18,700          1,176
First American Corp.                                     71,500          3,441
First Data Corp.                                        140,500          4,680
First Security Corp.                                     37,600            804
First Union Corp.                                        47,400          2,761
Fleet Financial Group, Inc.                              51,400          4,292
GATX Corp.                                                3,000            132
General Re Corp.                                         17,100          4,335
Golden West Financial Corp.                               6,800            723
Green Tree Financial Corp.                               84,000          3,596
Hartford Financial Services Group, Inc. (The)            19,200          2,196
Household International Corp.                            86,700          4,313
Jefferson-Pilot Corp.                                     4,800            278
KeyCorp                                                  30,000          1,069
Lehman Brothers Holdings, Inc.                           17,800          1,381
Local Financial Corp. (a)                               129,300          1,681
Loews Corp.                                              16,800          1,464
Marsh & McLennan Cos., Inc.                              18,450          1,115
MBIA, Inc.                                               29,900          2,239
MBNA Corp.                                              392,812         12,963
Mercury General Corp.                                     8,000            516
Merrill Lynch & Co., Inc.                                41,400          3,819
MGIC Investment Corp.                                    29,100          1,661
Morgan (J.P.) & Co., Inc.                                 1,700            199
Morgan Stanley, Dean Witter,
  Discover and Co.                                      133,015         12,154
National City Corp.                                      18,640          1,323
National Commerce Bancorp                                   200              8
NationsBank Corp.                                       107,743          8,242
Nationwide Financial Services, Inc. Class A               3,300            168
North Fork Bancorporation, Inc.                          30,600            748
Northern Trust Corp.                                     16,900          1,288
Norwest Corp.                                           126,900          4,743
Old Kent Financial Corp.                                  2,485             89
Old Republic International Corp.                         25,200            739
Pacific Century Financial Corp.                          25,000            600
PaineWebber Group, Inc.                                  34,650          1,486
Paychex, Inc.                                            38,250          1,554
PennCorp Financial Group, Inc.                           54,000          1,107
PNC Bank Corp.                                           42,900          2,309
Progressive Corp.                                        22,200          3,130
Provident Companies, Inc.                                27,200            938
Public Storage, Inc.                                     35,000            980
Reinsurance Group of America, Inc. (a)                    4,300            221
Reliance Group Holdings, Inc.                            10,700            187
Reliastar Financial Corp.                                 1,100             53
Republic New York Corp.                                  20,100          1,265
Ryder System, Inc.                                       79,800          2,519
Simon DeBartolo Group, Inc.                               2,700             88
SLM Holding Corp.                                         8,900            436
SouthTrust Corp.                                         58,600          2,549
Spieker Properties, Inc.                                 10,500            407
St. Paul Cos., Inc.                                      54,100          2,276
Star Banc Corp.                                           4,600            294
State Street Corp.                                        7,200            500
TCF Financial Corp.                                      21,200            625
TIG Holdings, Inc.                                       30,300            697
Transamerica Financial Corp.                             14,200          1,635
Transatlantic Holdings, Inc.                              2,850            220
Travelers, Inc.                                          44,655          2,707
Union Planters Corp.                                      3,200            188
United Asset Management Corp.                             3,500             91
Washington Mutual, Inc.                                  96,510          4,186
Wells Fargo & Co.                                         2,600            959
Westcorp, Inc.                                           24,700            340
Zions Bancorp                                             5,500            292
                                                                    ----------

                                                                       254,625
                                                                    ----------

HEALTH CARE - 10.6%
Aetna, Inc.                                              70,300          5,351
Allergan, Inc.                                            6,400            297
Alliance Pharmaceutical Corp. (a)                        40,000            165
ALZA Corp. (a)                                           39,500          1,708
American Home Products Corp.                             92,500          4,787
Amgen, Inc. (a)                                          32,000          2,092
Bausch & Lomb, Inc.                                       5,200            261



4  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Baxter International, Inc.                               79,000     $    4,251
Bergen Brunswig Corp. Class A                            17,975            833
Beverly Enterprises, Inc. New (a)                        34,500            476
Biogen, Inc. (a)                                            700             34
Biomet, Inc.                                             95,200          3,142
Bristol-Myers Squibb Co.                                143,300         16,471
Cardinal Health, Inc.                                    24,400          2,287
ChromaVision Medical Systems, Inc. (a)                      120              1
Columbia/HCA Healthcare Corp.                           234,900          6,841
First Health Group Corp. (a)                             52,600          1,499
Genesis Health Ventures, Inc. (a)                        13,100            328
Genzyme Corp. (a)                                        17,100            433
HBO & Co.                                                36,000          1,269
Humana, Inc. (a)                                         24,200            755
Integrated Health Services, Inc.                         32,000          1,200
IVAX Corp. (a)                                           50,100            463
Johnson & Johnson                                        79,600          5,871
Lilly (Eli) & Co.                                        68,300          4,512
Mallinckrodt, Inc.                                        9,000            267
Medtronic, Inc.                                          23,600          1,505
Merck & Co., Inc.                                       137,700         18,417
Mylan Laboratories, Inc.                                249,900          7,513
PacifiCare Health Systems, Inc. Class B (a)              28,400          2,508
Pfizer, Inc.                                            163,200         17,738
Quest Diagnostics, Inc. (a)                              47,600          1,041
Quintiles Transnational Corp. (a)                        37,000          1,818
Schering-Plough Corp.                                   111,900         10,253
Shared Medical Systems                                    1,900            140
Stryker Corp.                                             7,300            280
Tenet Healthcare Corp. (a)                               44,575          1,393
Total Renal Care Holdings, Inc. (a)                       5,000            173
Trigon Healthcare, Inc. (a)                              18,000            651
U.S. Surgical Corp.                                       1,800             82
United Healthcare Corp.                                  82,100          5,213
US Bioscience, Inc. (a)                                  42,014            344
Warner-Lambert Co.                                       59,700          4,142
Watson Pharmaceuticals, Inc. (a)                          2,300            107
Wellpoint Health Networks, Inc. Class A (a)               2,737            203
                                                                    ----------

                                                                       139,115
                                                                    ----------

INTEGRATED OILS - 3.2%
Amerada Hess Corp. NPV                                   59,200          3,216
Amoco Corp.                                              74,000          3,080
Ashland, Inc.                                            43,325          2,237
Atlantic Richfield Co.                                   21,500          1,680
Coastal Corp.                                            56,100          3,916
Crown Central Petroleum Co. Class B (a)                  62,000            783
Exxon Corp.                                             126,800          9,042
Kerr-McGee Corp.                                         22,000          1,273
Lyondell Petrochemical Co.                               31,700            965
Mobil Corp.                                              24,300          1,862
Murphy Oil Corp.                                          1,900             96
Phillips Petroleum Co.                                   46,000          2,217
Sun Co., Inc.                                            26,000          1,009
Tenneco, Inc.                                            52,300          1,991
Texaco, Inc.                                             41,900          2,501
Unocal Corp.                                             55,900          1,998
USX-Marathon Group                                      126,100          4,327
                                                                    ----------

                                                                        42,193
                                                                    ----------

MATERIALS AND PROCESSING - 7.2%
Air Products & Chemicals, Inc.                           41,400          1,656
Albany International Corp. Class A                       55,275          1,323
Albemarle Corp.                                          12,300            272
Alumax, Inc.                                              2,200            102
Aluminum Co. of America                                   4,200            277
American Real Estate Partners, L.P. (a)                 196,462          2,014
Archer-Daniels-Midland Co.                               41,000            794
Arco Chemical Co.                                         5,200            298
Armstrong World Industries, Inc.                         20,700          1,395
ASARCO, Inc.                                             13,400            298
Asia Pulp & Paper Co, - ADR Ltd.                         30,000            338
Avery Dennison Corp.                                     22,000          1,183
Bethlehem Steel Corp. (a)                                34,500            429
Boise Cascade Office Products Corp. (a)                  10,254            159
Bowater, Inc.                                             7,600            359
Capital Automotive                                       15,100            215
Catellus Development Corp. (a)                          105,100          1,859
Centex Corp.                                              9,400            355
Champion International Corp.                             22,500          1,107
Commonwealth Industries, Inc.                            85,000            839
Corning, Inc.                                            10,200            354
Crown Cork & Seal Co., Inc.                              40,200          1,910
du Pont (E.I.) de Nemours & Co.                          48,300          3,604
Eastman Chemical Co.                                     48,100          2,994
Ecolab, Inc.                                                400             12
Engelhard Corp.                                          25,800            522
FMC Corp. (a)                                            19,800          1,350
Fort James Corp.                                         43,500          1,936
Gaylord Container Corp. Class A (a)                     429,200          3,299
Georgia-Pacific Group                                    11,700            690
Georgia-Pacific Timber Group                             27,500            634
Getty Realty Holding Corp.                               40,000            775
Goodrich (B.F.) Co.                                      16,300            809
Great Lakes Chemical Corp.                               74,000          2,919


                                                      Diversified Equity Fund  5

DIVERSIFIED EQUITY FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Harsco Corp.                                             20,200     $      925
Hexcel Corp. (a)                                         82,500          1,867
Homestake Mining Co.                                     50,400            523
Illinois Tool Works, Inc.                                32,900          2,194
International Paper Co.                                  40,300          1,733
International Specialty Products (a)                      1,300             24
Johns Manville Corp.                                      6,400             96
Kimberly-Clark Corp.                                     68,800          3,156
Lafarge Corp.                                            19,800            778
Longview Fibre Co.                                       50,000            713
Louisiana Pacific Corp.                                  45,000            821
LTV Corp.                                                 6,800             65
Lubrizol Corp.                                           24,100            729
Mead Corp.                                               23,400            743
Mercer International, Inc.                              131,100          1,307
Monsanto Co.                                            132,300          7,392
Nalco Chemical Co.                                          400             14
Newhall Land & Farming Co.                               22,900            647
Olin Corp.                                               28,700          1,197
Oregon Steel Mills, Inc.                                 30,000            559
Pentair, Inc.                                             7,100            302
Phelps Dodge Corp.                                       60,000          3,431
Philip Services Corp. (a)                                13,400             55
Potlatch Corp.                                            2,200             92
Praxair, Inc.                                            45,700          2,139
Reynolds Metals Co.                                      28,000          1,566
Sealed Air Corp. New (a)                                 28,438          1,045
Solutia, Inc.                                            35,400          1,016
Sonoco Products Co.                                      13,620            412
Standard Register Co.                                     5,800            205
Stone Container Corp. (a)                                54,100            845
Timken Co.                                               20,800            641
Tyco International, Ltd.                                290,800         18,320
UCAR International, Inc. (a)                             10,000            292
USG Corp.                                                 5,000            271
Vulcan Materials Co.                                        900             96
W.R. Grace & Co. New (a)                                 54,800            935
Westvaco Corp.                                           30,300            856
Zeigler Coal Holding Co.                                 10,000            171
                                                                    ----------

                                                                        95,253
                                                                    ----------

MISCELLANEOUS - 0.2%
BEC Energy (a)                                            3,800            158
FBR Asset Investment Corp. (a)                           30,600            566
Legacy Hotels Real Estate
  Investment Trust (a)                                  365,000          2,133
SFX Entertainment, Inc. Class A (a)                       6,700            307
TeleTech Holdings, Inc. (a)                               6,800             84
                                                                    ----------

                                                                         3,248
                                                                    ----------

OTHER ENERGY - 2.2%
Apache Corp.                                             48,200          1,518
Baker Hughes, Inc.                                       85,200          2,945
BJ Services Co. (a)                                      18,600            541
British Petroleum Co. PLC - ADR                             306             27
Burlington Resources, Inc.                                6,700            289
Camco International, Inc.                                14,800          1,152
Diamond Offshore Drilling, Inc.                           4,600            184
Dresser Industries, Inc.                                  4,000            176
EEX Corp. (a)                                            50,989            478
Enron Oil & Gas Co.                                       4,800             97
ENSCO International, Inc.                                24,300            422
EVI Weatherford, Inc. (a)                                 1,275             47
Gulf Canada Resources, Ltd. (a)                          23,400            116
Halliburton Co.                                          71,300          3,177
MarketSpan Corp. (a)                                     23,692            709
Nabors Industries, Inc. (a)                              12,000            238
Noble Affiliates, Inc.                                   23,200            882
Ocean Energy, Inc. New (a)                                1,960             38
Octel Corp. (a)                                          18,500            368
R&B Falcon Corp. (a)                                     71,900          1,627
Rowan Cos., Inc. (a)                                      5,000             97
Santa Fe Energy Resources, Inc. (a)                      32,300            347
Schlumberger, Ltd.                                       91,000          6,216
Sempra Energy (a)                                         2,400             67
Tidewater, Inc.                                           6,700            221
Transocean Offshore, Inc.                                45,100          2,007
TransTexas Gas Corp. (a)                                  2,500             22
Triton Energy, Ltd. Class A (a)                          48,800          1,742
UTI Energy Corp. (a)                                     20,700            267
Valero Energy Corp.                                      58,700          1,952
Vastar Resources, Inc.                                    1,100             48
Western Atlas, Inc. (a)                                   8,000            679
                                                                    ----------

                                                                        28,696
                                                                    ----------

PRODUCER DURABLES - 6.1%
AGCO Corp.                                               40,900            841
Alcatel Alsthom Compagnie
  Generale d'Electricite - ADR                           30,103          1,225
AMP, Inc.                                                15,600            536
Case Corp.                                               42,700          2,060
Caterpillar, Inc.                                        82,000          4,336
Clayton Homes, Inc.                                       9,300            177
CommScope, Inc. (a)                                      19,100            309
Cordant Technologies, Inc.                               12,000            554
Crane Co.                                                39,100          1,899
Credence Systems Corp. (a)                               10,300            196
Cummins Engine Co., Inc.                                  5,600            287
Elsag Bailey Process Automation NV (a)                   79,300          1,908


6  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Foster Wheeler Corp.                                     48,100     $    1,031
General Electric Co.                                    161,500         14,697
General Semiconductor, Inc. (a)                         134,000          1,323
Gulfstream Aerospace Corp. (a)                           17,600            818
Honeywell, Inc.                                           5,100            426
Hubbell, Inc. Class B                                       300             12
Ingersoll-Rand Co.                                       74,350          3,276
ITT Industries, Inc.                                      4,200            157
Johnson Controls, Inc.                                   28,700          1,641
Kaiser Ventures, Inc. (a)                                78,900            957
Knoll, Inc. (a)                                          17,400            513
Lexmark International Group, Inc. Class A (a)            22,000          1,342
Litton Industries, Inc. (a)                              15,900            938
Lockheed Martin Corp.                                    33,600          3,557
MagneTek, Inc. (a)                                       54,700            862
Molex, Inc.                                               4,075            102
National Service Industries, Inc.                         6,300            321
Northern Telecom, Ltd.                                   87,200          4,948
Northrop Grumman Corp.                                   20,400          2,104
Parker-Hannifin Corp.                                    10,000            381
Pitney Bowes, Inc.                                        3,900            188
Raytheon Co. Class A                                      2,811            162
Sensormatic Electronics Corp. (a)                        85,000          1,190
Tecumseh Products Co. Class A                               300             16
Tektronix, Inc.                                          11,450            405
Teradyne, Inc. (a)                                       17,900            479
Thermo Instrument Systems, Inc. (a)                       7,500            197
Thomas & Betts Corp.                                      6,900            340
U.S. Filter Corp. New (a)                                81,800          2,296
United Technologies Corp.                                78,800          7,289
Whittaker Corp. New (a)                                 152,200          2,017
Xerox Corp.                                             116,600         11,848
                                                                    ----------

                                                                        80,161
                                                                    ----------

TECHNOLOGY - 13.2%
3Com Corp. (a)                                           51,500          1,580
ADC Telecommunications, Inc. (a)                         15,700            573
Adobe Systems, Inc.                                      11,900            505
Altera Corp. (a)                                          1,000             30
Andrew Corp. (a)                                            800             14
Apple Computer, Inc. (a)                                106,900          3,067
Arrow Electronics, Inc. (a)                               2,400             52
Ascend Communications, Inc. (a)                          36,500          1,807
Autodesk, Inc.                                           10,100            388
BMC Software, Inc. (a)                                   67,400          3,501
Cadence Design Systems, Inc. (a)                         28,000            875
CDW Computer Centers, Inc. (a)                            1,800             90
CIENA Corp. (a)                                           1,300             90
Cisco Systems, Inc. (a)                                 251,650         23,168
COMPAQ Computer Corp.                                   338,500          9,605
CompUSA, Inc. (a)                                        37,500            677
Computer Associates International, Inc.                  31,400          1,745
Computer Sciences Corp.                                     900             58
Compuware Corp. (a)                                      28,000          1,430
Cooper Industries, Inc.                                  16,600            912
Cypress Semiconductor Corp. (a)                          85,000            707
Dell Computer Corp. (a)                                 181,500         16,834
Electronic Data Systems Corp.                           169,238          6,770
EMC Corp. (a)                                            54,500          2,442
Ericsson (LM) Telephone Co.
  Class B - ADR                                         119,940          3,432
FORE Systems (a)                                          5,600            148
General Dynamics Corp.                                    1,000             47
General Motors Corp. Class H (a)                         16,300            768
Haemonetics Corp. (a)                                     8,300            133
Hewlett-Packard Co.                                      98,700          5,910
Hutchinson Technology, Inc. (a)                          13,600            371
Imation Corp. (a)                                        10,000            166
IMS Health, Inc. (a)                                      2,700            155
Informix Corp. (a)                                       26,200            206
Ingram Micro, Inc. Class A (a)                           13,300            589
Integrated Device Technology  (a)                       110,000            784
Intel Corp.                                             136,400         10,101
International Business Machines Corp.                    58,350          6,699
Iomega Corp. (a)                                         55,900            328
Learning Co., Inc. (The) (a)                             19,700            584
Lernout & Hauspie Speech Products N.V. (a)               18,300          1,091
Linear Technology Corp.                                   2,900            175
LSI Logic Corp. (a)                                         900             21
Lucent Technologies, Inc.                               110,800          9,217
Micron Technology, Inc. (a)                              27,100            672
Microsoft Corp. (a)                                     198,300         21,490
Motorola, Inc.                                           39,700          2,087
NCR Corp. (a)                                               700             23
Nokia Corp. - ADR                                       173,800         12,611
Novell, Inc. (a)                                        108,700          1,386
Oracle Systems Corp. (a)                                 35,000            858
PeopleSoft, Inc. (a)                                     25,000          1,173
SCI Systems, Inc. (a)                                     7,400            278
Seagate Technology (a)                                   10,100            241
Sterling Software, Inc. (a)                              26,300            777
Storage Technology Corp. (a)                             40,000          1,735
Sun Microsystems, Inc. (a)                               21,700            943
Synopsys, Inc. (a)                                       24,800          1,135
Tandy Corp.                                              27,700          1,470
Tellabs, Inc. (a)                                        45,100          3,227


                                                      Diversified Equity Fund  7

DIVERSIFIED EQUITY FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Texas Instruments, Inc.                                  79,000     $    4,606
Textron, Inc.                                             3,700            265
Vishay Intertechnology, Inc. (a)                         37,835            679
Vitesse Semiconductor Corp. (a)                           8,900            275
Western Digital Corp. (a)                                56,100            663
                                                                    ----------

                                                                       174,439
                                                                    ----------

UTILITIES - 8.1%
360 Communications Co. (a)                                  600             19
Airtouch Communications, Inc. (a)                       189,800         11,090
Ameren Corp.                                              6,700            266
American Water Works, Inc.                               22,000            682
Associated Group, Inc. Class B (a)                        4,000            156
AT&T Corp.                                              124,900          7,135
Baltimore Gas & Electric Co.                             11,000            342
Bell Atlantic Corp.                                     154,070          7,029
BellSouth Corp.                                          13,300            893
Carolina Power & Light Co.                                9,900            429
Central & Southwest Corp.                                19,600            527
Century Telephone Enterprises, Inc.                      45,250          2,075
Citizens Utilities Co. Class B (a)                      189,655          1,825
Comcast Corp. Class A                                     2,800            111
Conectiv, Inc.                                            4,300             88
Consolidated Edison, Inc.                                50,400          2,322
DTE Energy Co.                                          174,700          7,054
Duke Power Co.                                           68,000          4,029
Edison International                                    118,100          3,491
Energy East Corp. (a)                                    17,600            733
Entergy Corp.                                           164,800          4,738
Florida Progress Corp.                                    3,800            156
FPL Group, Inc.                                          26,400          1,663
GPU, Inc.                                                40,000          1,513
GTE Corp.                                                75,437          4,196
Houston Industries, Inc.                                  7,300            225
IPALCO Enterprises, Inc.                                  5,800            258
K N Energy, Inc.                                          5,100            276
Kansas City Power & Light Co.                            14,800            429
MCI Communications Corp.                                 32,800          1,904
Montana Power Co.                                        25,600            890
National Fuel & Gas Co.                                   2,600            113
Niagara Mohawk Power Corp. (a)                           53,000            792
NICOR, Inc.                                              13,100            526
NIPSCO Industries, Inc.                                  12,000            336
Northeast Utilities (a)                                  95,400          1,616
OGE Energy Corp.                                          6,800            184
PacifiCorp.                                              92,000          2,082
Paging Network, Inc. (a)                                158,400          2,208
Peco Energy Co.                                           5,400            158
PG&E Corp.                                              110,200          3,478
Pinnacle West Capital Corp.                              27,800          1,251
Public Service Enterprise Group, Inc.                    48,400          1,667
Questar Corp.                                               600             12
SBC Communications, Inc.                                166,300          6,652
Tele-Communications, Inc. Series A (a)                  129,100          5,011
Unicom Corp.                                            146,000          5,119
United States Cellular Corp. (a)                          2,400             74
Williams Cos. (The)                                      39,000          1,316
WorldCom, Inc. (a)                                      144,200          6,967
                                                                    ----------

                                                                       106,106
                                                                    ----------

TOTAL COMMON STOCKS
(cost $965,841)                                                      1,250,049
                                                                    ----------

PREFERRED STOCKS - 0.2%
Elsag Bailey Financing Trust (conv.)(a)                  12,600            540
Metromedia International Group, Inc. (conv.)             16,100            829
Sealed Air Corp. (conv.)                                 31,700          1,331
                                                                    ----------

TOTAL PREFERRED STOCKS
(cost $2,647)                                                            2,700
                                                                    ----------

                                                       PRINCIPAL
                                                        AMOUNT
                                                        (000)
                                                      ----------

SHORT-TERM INVESTMENTS - 4.9%
Frank Russell Investment Company
  Money Market Fund,
  due on demand (b)                                  $   61,017         61,017
United States Treasury Notes (b)(c)
  5.250% due 07/31/98                                     3,600          3,600
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $64,617)                                                          64,617
                                                                    ----------

        The accompanying notes are an integral part of the financial statements.

8  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

June 30, 1998 (Unaudited)

                                                                      MARKET
                                                                      VALUE
                                                                      (000)
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $1,033,105)(d) - 100.0%                            $1,317,366

OTHER ASSETS AND LIABILITIES,
NET - 0.0%                                                                 (33)
                                                                    ----------

NET ASSETS - 100.0%                                                 $1,317,333
                                                                    ----------
                                                                    ----------

(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d)  See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
NPV - No Par Value
NV - Nonvoting
PLC - Public Limited Company

                                                                    UNREALIZED
                                                        NUMBER     APPRECIATION
                                                          OF      (DEPRECIATION)
                                                      CONTRACTS        (000)
                                                     ----------     ----------
FUTURES CONTRACTS
(Notes 2 and 3)

S&P 500 Index Futures Contracts
  expiration date 09/98                                     190     $    1,408
S&P 400 Midcap Index Futures Contracts
  expiration date 09/98                                      18             45
                                                                    ----------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                                           $    1,453
                                                                    ----------
                                                                    ----------

(#) At June 30, 1998, United States Treasury Notes valued at $3,600 were held as collateral in connection with futures contracts purchased by the Fund.

        The accompanying notes are an integral part of the financial statements.

                                                      Diversified Equity Fund  9

DIVERSIFIED EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998 (Unaudited)


                                                                                                                 Amounts in
                                                                                                              thousands (except
                                                                                                              per share amount)
ASSETS
Investments at market (identified cost $1,033,105)(Note 2) . . . . . . . . . . . . . . . . . . . . . . .      $    1,317,366
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,854
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              10,301
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,323
Short-term investments held as collateral for securities loaned, at market (Note 3). . . . . . . . . . .               7,086
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,341,930

LIABILITIES
Payables:
  Investments purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       13,477
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,561
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 894
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 187
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . .                 392
Payable upon return of securities loaned, at market (Note 3) . . . . . . . . . . . .               7,086
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              24,597
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    1,317,333
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,967
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              46,242
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             284,261
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,453
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 263
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             983,147
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    1,317,333
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  Class S ($1,313,079,635 divided by 26,217,074 shares of $.01 par value
     shares of beneficial interest outstanding)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        50.08
                                                                                                              --------------
                                                                                                              --------------

  Class E ($4,253,074 divided by 85,061 shares of $.01 par value
     shares of beneficial interest outstanding)(Note 1)  . . . . . . . . . . . . . . . . . . . . . . . .      $        50.00
                                                                                                              --------------
                                                                                                              --------------

        The accompanying notes are an integral part of the financial statements.

10  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1998 (Unaudited)


                                                                                                           Amounts in thousands
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        7,693
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,295
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 104
                                                                                                              --------------

Total Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               9,092

EXPENSES (Notes 1, 2 and 4):
  Management fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        4,644
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 243
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 228
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  17
  Registration fees - Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . .                 102
  Distribution fees - Class E. . . . . . . . . . . . . . . . . . . . . . . . . . . .                   5
  Shareholder servicing fees - Class E . . . . . . . . . . . . . . . . . . . . . . .                   5
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  34
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,280
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,812
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              70,933
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,002              74,935
                                                                                          --------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             112,297
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,302             113,599
                                                                                          --------------      --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             188,534
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $      192,346
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.

                                                     Diversified Equity Fund  11

DIVERSIFIED EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 Amounts in thousands

                                                                                         FOR THE SIX MONTHS    FOR THE YEAR
                                                                                        ENDED JUNE 30, 1998        ENDED
                                                                                            (UNAUDITED)      DECEMBER 31, 1997
                                                                                          --------------      --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        3,812      $        7,062
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              74,935             179,083
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .             113,599              46,630
                                                                                          --------------      --------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .             192,346             232,775
                                                                                          --------------      --------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
     Class S . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,845)             (7,061)
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  --                  (1)
  In excess of net investment income
     Class S . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  --                 (22)
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  --                  (1)
  Net realized gain on investments
     Class S . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (27,831)           (192,410)
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (85)               (475)
  In excess of net realized gain on investments
     Class S . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  --                (752)
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  --                  (2)
                                                                                          --------------      --------------

     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .             (29,761)           (200,724)
                                                                                          --------------      --------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6)  . . .             109,289             313,717
                                                                                          --------------      --------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .             271,874             345,768

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,045,459             699,691
                                                                                          --------------      --------------
  End of period (including undistributed net investment income of
     $1,967 at June 30, 1998)  . . . . . . . . . . . . . . . . . . . . . . . . . . .      $    1,317,333      $    1,045,459
                                                                                          --------------      --------------
                                                                                          --------------      --------------

        The accompanying notes are an integral part of the financial statements.

12  Diversified Equity Fund

DIVERSIFIED EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                                     YEAR ENDED DECEMBER 31,
                                                                        ---------------------------------------------------------
                                                                1998*       1997       1996        1995        1994       1993
                                                            ----------  ----------  ----------  ----------  ---------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .  $    43.64  $    41.45  $    38.62  $    32.26  $    34.88 $    35.60
                                                            ----------  ----------  ----------  ----------  ---------- ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . .         .14         .37         .48         .60         .58        .56
  Net realized and unrealized gain (loss) on investments .        7.49       12.06        8.15       10.63        (.49)      3.03
                                                            ----------  ----------  ----------  ----------  ---------- ----------

     Total Income From Investment Operations . . . . . . .        7.63       12.43        8.63       11.23         .09       3.59
                                                            ----------  ----------  ----------  ----------  ---------- ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . .        (.07)       (.37)       (.48)       (.60)       (.58)      (.55)
  Net realized gain on investments . . . . . . . . . . . .       (1.12)      (9.83)      (5.32)      (4.27)      (1.87)     (3.76)
  In excess of net realized gain on investments. . . . . .          --        (.04)         --          --        (.26)        --
                                                            ----------  ----------  ----------  ----------  ---------- ----------

     Total Distributions . . . . . . . . . . . . . . . . .       (1.19)     (10.24)      (5.80)      (4.87)      (2.71)     (4.31)
                                                            ----------  ----------  ----------  ----------  ---------- ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .  $    50.08  $    43.64  $    41.45  $    38.62  $    32.26 $    34.88
                                                            ----------  ----------  ----------  ----------  ---------- ----------
                                                            ----------  ----------  ----------  ----------  ---------- ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . .       17.73       31.32       23.29       35.17       (0.01)     10.53

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . .   1,313,080   1,042,620     699,691     530,645     414,036    388,420

  Ratios to average net assets (%)(b):
     Operating expenses. . . . . . . . . . . . . . . . . .         .88         .92         .94         .95         .95        .96
     Net investment income . . . . . . . . . . . . . . . .         .64         .80        1.18        1.56        1.73       1.54

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . .       87.94      114.11       99.90       92.53       57.53      99.80

 *   For the six months ended June 30, 1998 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1998 are annualized.


                                                     Diversified Equity Fund  13

DIVERSIFIED EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each period and other performance information derived from the financial statements.

                                                                                               1998*              1997**
                                                                                           -------------      --------------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . .       $       43.64      $        45.55
                                                                                           -------------      --------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .01                 .06
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . . . .                7.47                7.97
                                                                                           -------------      --------------

     Total Income From Investment Operations . . . . . . . . . . . . . . . . . . . .                7.48                8.03
                                                                                           -------------      --------------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  --                (.06)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . . . .                  --                (.01)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .               (1.12)              (9.83)
  In excess of net realized gain on investments. . . . . . . . . . . . . . . . . . .                  --                (.04)
                                                                                           -------------      --------------

     Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (1.12)              (9.94)
                                                                                           -------------      --------------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . . . .       $       50.00      $        43.64
                                                                                           -------------      --------------
                                                                                           -------------      --------------

TOTAL RETURN (%)(a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               17.38               15.99(b)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . . . .               4,253               2,839

  Ratios to average net assets (%)(c):
     Operating expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                1.50                1.63
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 .02                 .10

  Portfolio turnover rate (%)(c) . . . . . . . . . . . . . . . . . . . . . . . . . .               87.94              114.11


 *   For the six months ended June 30, 1998 (Unaudited).
**   For the period May 27, 1997 (commencement of sale) to December 31, 1997.
(a)  Periods less than one year are not annualized.
(b) Total return represents performance for the period May 27, 1997 to December 31, 1997.
(c) The ratios for the periods ended June 30, 1998 and December 31, 1997 are annualized.


14  Diversified Equity Fund

SPECIAL GROWTH FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
COMMON STOCKS - 95.2%
AUTO AND TRANSPORTATION - 4.4%
AAR Corp.                                               108,450     $    3,206
ABC Rail Products Corp. (a)                              10,000            173
Airborne Freight Corp.                                   64,000          2,236
AirNet Systems, Inc. (a)                                  9,000            145
Alaska Air Group, Inc. (a)                               24,700          1,348
Alexander & Baldwin, Inc.                                 6,200            180
America West Holding Corp. Class B (a)                   25,900            740
Arvin Industries, Inc.                                    9,300            338
ASA Holdings, Inc.                                       35,000          1,737
Bandag, Inc.                                              5,700            222
Carey International, Inc. New (a)                        10,000            280
Coach USA, Inc. (a)                                      18,300            835
Coachmen Industries, Inc.                               100,600          2,628
Consolidated Freightways Corp. (a)                       17,500            243
Control Devices, Inc.                                    13,332            173
Excel Industries, Inc.                                    8,000            114
Fleetwood Enterprises, Inc.                              50,600          2,024
FRP Properties, Inc. (a)                                  5,000            160
Hawker Pacific Aerospace (a)                             18,000            200
Hertz Corp. Class A                                       4,500            199
Hunt (JB) Transportation Services, Inc.                  24,700            880
Keystone Automotive Industries, Inc. (a)                  6,000            138
Landair Services, Inc. (a)                                7,000            206
Lear Corp. (a)                                           10,500            539
M.S. Carriers, Inc. (a)                                   8,200            221
Mark VII, Inc. (a)                                        8,000            143
Midwest Express Holdings, Inc. (a)                       54,450          1,970
Navistar International Corp. (a)                         83,800          2,420
Offshore Logistics, Inc. (a)                             62,100          1,102
Skywest, Inc.                                            84,000          2,341
Transport Corp. of America (a)                           12,000            196
Trinity Industries, Inc.                                 50,900          2,112
USA Truck, Inc. (a)                                      14,000            221
USFreightways Corp.                                      15,900            522
Wynn?s International, Inc.                               10,000            193
                                                                    ----------

                                                                        30,385
                                                                    ----------

CONSUMER DISCRETIONARY - 19.6%
Aaron Rents, Inc.                                         1,100             22
Abacus Direct Corp. (a)                                  26,050          1,353
Abercrombie & Fitch Co. Class A (a)                      55,600          2,446
AccuStaff, Inc. (a)                                     102,450          3,202
ACNielsen Corp. (a)                                      21,600            545
American Eagle Outfitters, Inc. (a)                      46,425          1,787
American Greetings Corp. Class A                         62,600          3,189
Anchor Gaming (a)                                        19,200          1,490
Apollo Group, Inc. Class A (a)                           43,000          1,422
Applied Graphics Technologies, Inc. (a)                  22,000          1,002
ARC International Corp. (a)                              25,000            103
Ascent Entertainment Group, Inc. (a)                     18,000            200
Aviation Sales Co. (a)                                    5,300            210
Aztar Corp. (a)                                          18,400            125
Barnes & Noble, Inc. (a)                                 48,000          1,797
Belo (A.H.) Corp. Class A                                 7,600            185
Best Buy Co. (a)                                        111,400          4,024
Big Flower Holdings, Inc. (a)                            10,600            318
BJ?s Wholesale Club, Inc. (a)                            23,600            959
Bowne & Co., Inc.                                        42,100          1,894
Brinker International, Inc. (a)                          23,900            460
Brylane, Inc. (a)                                        20,000            920
Buckle, Inc. (The) (a)                                   61,050          1,801
Cameron Ashley, Inc. (a)                                 10,000            169
Capstar Broadcasting Corp. Class A (a)                   80,000          2,010
Catalytica, Inc. (a)                                     12,000            235
Central Newspapers, Inc. Class A                         24,200          1,688
Choice Hotels International, Inc. (a)                       200              3
Chris Craft Industries, Inc. (a)                          7,700            421
CKE Restaurants, Inc.                                    63,590          2,623
Claire?s Stores, Inc.                                    61,900          1,269
Coinmach Laundry Corp. (a)                                6,000            140
Cole National Corp. Class A (a)                           5,000            200
Computer Horizons Corp. (a)                              61,700          2,287
Consolidated Graphics, Inc. (a)                          16,500            973
Cornell Corrections, Inc. (a)                             7,000            147
Daisytek International Corp. (a)                          8,000            203
Dan River, Inc. Class A (a)                              11,000            187
Darden Restaurants, Inc.                                 61,200            972
Data Processing Corp. (a)                                 5,700            177
Department 56, Inc. (a)                                  43,400          1,541
DeVry, Inc. (a)                                          84,000          1,843
Dollar Tree Stores, Inc. (a)                             35,250          1,428
Dress Barn, Inc. (a)                                     10,000            249
Equity Corp. International (a)                           31,100            746
Extended Stay America, Inc. (a)                             100              1
Footstar, Inc. (a)                                        6,300            302
Fossil, Inc. (a)                                         52,650          1,310
Furniture Brands International, Inc. (a)                 10,400            292
Gibson Greetings, Inc. (a)                                6,600            165
Goody's Family Clothing, Inc. (a)                        50,300          2,744
Grand Casinos, Inc. (a)                                  37,100            621
Grey Advertising                                          4,500          1,782
Hearst-Argyle Television, Inc. (a)                       33,000          1,320
Helen of Troy, Ltd. New (a)                              10,000            217
Huffy Corp.                                               6,500            118
InaCom Corp. (a)                                         24,600            781


16  Special Growth Fund

SPECIAL GROWTH FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Insurance Auto Auctions, Inc. (a)                        20,000     $      280
Interim Services, Inc. (a)                               59,000          1,895
Iron Mountain, Inc. (a)                                   5,000            220
ITT Educational Services, Inc. (a)                       40,000          1,290
Knight-Ridder, Inc.                                      25,800          1,421
La-Z-Boy Chair Co.                                        2,700            153
Leather Factory, Inc. (a)                                60,000             30
Lee Enterprises, Inc.                                    46,500          1,424
Legato Systems, Inc. (a)                                 59,600          2,324
Linens 'N Things, Inc. (a)                               12,000            367
Lithia Motors, Inc. Class A (a)                          10,000            145
Lo-Jack Corp. (a)                                        15,000            187
Lodgenet Entertainment Corp. (a)                         18,000            178
Maxim Group, Inc. (a)                                    11,000            219
Maytag Corp.                                             19,300            953
Mazel Stores, Inc. (a)                                   12,000            192
McClatchy Newspapers, Inc. Class A                       50,775          1,758
McGraw-Hill, Inc.                                        20,000          1,631
Media General, Inc. Class A                                 100              5
Metzler Group, Inc. (a)                                  70,000          2,564
NewsEdge Corp. (a)                                       44,150            436
Nutramax Products, Inc. New (a)                          10,000             94
O'Charleys, Inc. (a)                                     15,000            221
OfficeMax, Inc. (a)                                      12,000            198
Ogden Corp.                                              22,700            628
On Assignment, Inc. (a)                                  50,000          1,747
Orckit Communications, Ltd. (a)                          21,900            415
Outdoor Systems, Inc. (a)                                35,625            997
Oxford Industries, Inc.                                   3,100            108
Pacific Sunwear of California (a)                        57,400          2,009
Personnel Group of America, Inc. (a)                     26,000            520
Petco Animal Supplies, Inc. (a)                          13,000            259
Pillowtex Corp.                                           5,500            221
Polo Ralph Lauren Corp. Class A New (a)                  60,450          1,693
Premark International, Inc.                              13,000            419
Prime Hospitality Corp. (a)                              64,800          1,130
Protection One, Inc.                                     12,000            130
Pulitzer Publishing Co.                                  13,500          1,205
RCM Technologies, Inc. (a)                                8,000            162
RDO Equipment Co. Class A (a)                             9,000            151
Recoton Corp. (a)                                         4,400            147
Red Roof Inns, Inc. (a)                                  11,600            196
Regis Corp.                                               6,000            177
Rent-Way, Inc. (a)                                       35,250          1,071
Reynolds & Reynolds Co. Class A                          64,200          1,168
Richey Electronics, Inc. (a)                             20,000            152
Robert Half International, Inc. (a)                      31,250          1,746
RockShox, Inc. (a)                                       19,000             76
Rocky Shoes & Boots, Inc. (a)                            12,000            171
Romac International, Inc. (a)                            57,900          1,759
Ross Stores, Inc.                                        95,450          4,104
Rural/Metro Corp. (a)                                    15,900            207
Russ Berrie & Co., Inc.                                   6,100            152
Russell Corp.                                            13,800            417
Ryan's Family Steak Houses, Inc. (a)                    128,800          1,312
Saga Communications Class A (a)                           8,300            132
Schultz Sav-o Stores, Inc.                               76,500          1,205
SCP Pool Corp. (a)                                        8,500            204
Scripps (E.W.) Co. Class A                               28,000          1,535
Select Appointments Holdings PLC - ADR                   60,000          1,740
ShoLodge, Inc. (a)                                       20,033            158
Shopko Stores, Inc. (a)                                  69,000          2,346
Showbiz Pizza Time, Inc. (a)                             64,650          2,594
Spectrian Corp. (a)                                       9,500            154
Sport Supply Group, Inc. (a)                             20,000            162
Sportsman's Guide, Inc. (The) (a)                        24,200            104
Springs Industries, Inc.                                  4,500            208
StaffMark, Inc. (a)                                      49,600          1,817
Strategic Distribution, Inc. (a)                         30,600            161
Superior Services, Inc. (a)                              39,000          1,172
Talbots, Inc.                                            11,700            306
Teltrend, Inc. (a)                                       12,000            206
The Men's Wearhouse, Inc. (a)                           101,550          3,351
Tiffany & Co.                                            23,000          1,104
TJX Cos., Inc.                                          114,800          2,770
TRM Copy Centers Corp. (a)                               18,000            243
United Natural Foods, Inc. (a)                            7,000            200
United Television, Inc.                                  10,450          1,197
United Video Satellite Group Class A (a)                  5,700            226
Urban Outfitters, Inc. (a)                               10,000            183
Valassis Communications, Inc. (a)                        83,250          3,210
Video Update, Inc. Class A (a)                           50,000             72
Wackenhut Corp.                                           6,000            136
Wackenhut Corrections Corp. (a)                          45,000          1,052
Washington Post Co. Class B                               4,500          2,592
West Marine, Inc. (a)                                    20,000            360
Wolverine World Wide, Inc.                               57,900          1,256
World Color Press, Inc. (a)                              17,400            609
Youth Services International, Inc. (a)                   18,000            132
Zale Corp. (a)                                           13,700            436
                                                                    ----------

                                                                       134,785
                                                                    ----------

CONSUMER STAPLES - 2.6%
American Italian Pasta Co. Class A (a)                   16,300            607
Aurora Foods, Inc. (a)                                   41,000            866



                                                         Special Growth Fund  17

SPECIAL GROWTH FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Beringer Wine Estates Holdings, Inc. Class B (a)         20,300     $      893
Block Drug Co., Inc. Class A                             22,331            842
Canandaigua Wine International, Inc. Class A (a)          5,100            251
Coca-Cola Bottling Co.                                   18,200          1,203
Earthgrains Co.                                          41,650          2,327
Fleming Cos., Inc.                                       24,600            432
Hormel (George A.) & Co. - Hormel Foods Corp.            13,100            453
IBP, Inc.                                                35,300            640
International Multifoods Corp.                            8,300            228
Longs Drug Stores, Inc.                                   5,300            153
Nature's Sunshine Products, Inc.                          8,000            179
Pilgrim's Pride Corp.                                     7,000            140
Robert Mondavi Corp. Class A (a)                         23,500            665
Standard Commercial Corp. (a)                            16,000            176
Suiza Foods Corp. (a)                                    35,000          2,089
SuperValu, Inc.                                          28,600          1,269
Tootsie Roll Industries, Inc.                            30,000          2,303
Universal Foods Corp.                                    20,600            457
Whole Foods Market, Inc. (a)                             33,400          2,021
                                                                    ----------

                                                                        18,194
                                                                    ----------

FINANCIAL SERVICES - 21.9%
Acceptance Insurance Companies, Inc. (a)                  6,200            152
Allmerica Financial Corp.                                21,600          1,404
Ambac Financial Group, Inc.                              26,800          1,568
AmerUs Life Holdings, Inc.                                8,800            285
Amplicon, Inc.                                           12,000            156
AMRESCO, Inc. (a)                                        40,100          1,163
Amwest Insurance Group, Inc.                             12,030            176
Arden Realty Group, Inc.                                 30,000            776
Argonaut Group, Inc.                                      1,200             38
ARM Financial Group, Inc. Class A                         7,000            155
Associated Banc-Corp.                                     3,000            113
Astoria Financial Corp.                                  44,500          2,381
BancorpSouth, Inc.                                        1,800             38
Bank Plus Corp. (a)                                      15,600            191
Bank United Corp. Class A                                 3,300            158
Bankatlantic Bancorp, Inc. Class A                      123,895          1,464
Banknorth Group, Inc.                                     1,600             59
Bear Stearns Cos., Inc.                                  61,398          3,492
Berkley (W.R.) Corp.                                     31,300          1,254
Billing Information Concepts Corp. (a)                   48,700            743
BISYS Group, Inc. New (a)                                28,300          1,160
Capital One Financial Corp.                              26,300          3,266
Centris Group, Inc.                                     135,800          1,681
Centura Banks, Inc.                                       4,200            262
Charter One Financial, Inc.                              67,600          2,269
Chartwell Re Corp.                                        2,700             79
Chittenden Corp.                                            925             32
City National Corp.                                      99,350          3,670
Colonial BancGroup, Inc.                                 52,300          1,687
Comdisco, Inc.                                           57,500          1,092
Commerce Bancshares, Inc.                                 8,917            432
Commerce Group, Inc.                                      3,000            116
Commonwealth Bancorp, Inc.                                4,200             96
Compass Bancshares, Inc.                                 15,150            680
Conning Corp. New                                         9,600            187
CORT Business Services Corp. (a)                         33,400          1,052
Cullen Frost Bankers, Inc.                                5,500            298
Data Transmission Network Corp. (a)                       5,000            200
Delta Financial Corp. (a)                                15,000            276
Dime Bancorp, Inc.                                       35,700          1,069
Donaldson, Lufkin & Jenrette, Inc.                       97,800          4,969
Downey Financial Corp.                                   10,155            332
DST Systems, Inc. (a)                                    30,000          1,680
Duke Realty Investments, Inc.                            51,900          1,226
Edwards (A.G.), Inc.                                     47,600          2,032
Enhance Financial Services Group, Inc.                   14,400            486
Envoy Corp. New (a)                                      37,050          1,755
Everest Reinsurance Holdings, Inc.                       22,500            865
Executive Risk, Inc.                                     24,000          1,770
EXEL, Ltd.                                               21,000          1,634
F&M National Corp.                                        1,000             29
FBL Financial Group, Inc. Class A                         7,200            184
Fidelity National Financial                             109,946          4,377
Financial Federal Corp. (a)                               8,500            228
Financial Security Assurance Holdings, Ltd.               8,900            523
FINOVA Group, Inc.                                       17,500            991
First American Corp.                                     26,000          1,251
First American Financial Corp.                            7,700            693
First Financial Holdings, Inc.                            3,000             72
First Hawaiian Creditcorp, Inc.                           3,900            142
First Republic Bank (a)                                  15,250            551
First Savings Bank of Washington Bancorp, Inc.            2,100             53
First Virginia Banks, Inc.                                7,050            360
FirstFed Financial Corp. (a)                             35,200          1,830
FIRSTPLUS Financial Group, Inc. (a)                      25,400            914
Flagstar Bancorp, Inc.                                    2,900             71
Flushing Financial Corp.                                  6,300            181
Foremost Corp. of America                                 2,900             70
Fremont General Corp.                                    35,125          1,903



18  Special Growth Fund

SPECIAL GROWTH FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Gables Residential Trust                                 52,000     $    1,410
GATX Corp.                                               14,800            649
Hartford Life, Inc. Class A                              23,200          1,321
HealthCare Financial Partners, Inc. (a)                  31,000          1,899
Hibernia Corp.                                           22,900            462
Horace Mann Educators Corp.                              40,000          1,380
IMC Mortgage Co. (a)                                     92,100            967
Imperial Credit Industries, Inc. (a)                     71,152          1,645
Intercontinental Life Corp. (a)                           6,400            162
Jack Henry & Assocociates, Inc.                          49,300          1,695
Jefferies Group, Inc.                                    30,100          1,234
JSB Financial, Inc.                                       1,300             76
LandAmerica Financial Group, Inc.                        47,800          2,737
Legg Mason, Inc.                                         23,000          1,324
Lehman Brothers Holdings, Inc.                           32,000          2,482
Leucadia National Corp.                                  52,000          1,719
Liberty Financial Cos., Inc.                              5,400            186
Life USA Holdings, Inc. New                               7,000             90
Litchfield Financial Corp.                                7,350            153
M & T Bank Corp. (a)                                        250            139
MAF Bancorp, Inc.                                        28,800          1,048
Markel Corp. (a)                                         13,000          2,314
Medical Assurance, Inc. (a)                                 630             17
Mid Ocean, Ltd.                                          18,000          1,413
Morgan Keegan, Inc.                                      70,900          1,835
Mutual Risk Management, Ltd.                             25,550            931
NAC Reinsurance Corp.                                       100              5
National Commerce Bancorp                                 9,300            389
National Data Corp.                                      35,000          1,531
Nationwide Financial Services, Inc. Class A              24,200          1,234
Ocean Financial Corp.                                     2,800             54
Ocwen Financial Corp. (a)                                65,300          1,755
Ohio Casualty Corp.                                       8,300            366
Old Kent Financial Corp.                                  4,500            162
Old Republic International Corp.                         52,050          1,526
Orion Capital Corp.                                      11,100            620
Pacific Century Financial Corp.                          36,200            869
Pacific Gulf Properties, Inc.                             7,000            151
Paychex, Inc.                                            40,500          1,645
Penn Treaty American Corp. (a)                            5,400            170
Pennsylvania REIT                                         7,000            155
Peoples Heritage Financial Group                         73,680          1,741
PMI Group, Inc. (The)                                    14,000          1,027
Price (T. Rowe) & Associates, Inc.                       35,800          1,343
Profit Recovery Group International, Inc. (The) (a)      65,000          1,816
Provident Bankshares Corp.                               13,430            396
Provident Companies, Inc.                                34,400          1,187
PXRE Corp.                                               41,959          1,259
Queens County Bancorp                                     5,998            262
Raymond James Financial, Inc.                            69,900          2,093
Reliance Group Holdings, Inc.                            38,600            676
Reliastar Financial Corp.                                 6,300            302
RenaissanceRe Holdings, Ltd.                             36,800          1,704
Republic Bancorp, Inc.                                    3,267             62
Resource Bancshares Mortgage Group                      112,400          2,079
Riggs National Corp.                                      2,200             64
RLI Corp.                                                 4,250            173
Rollins Truck Leasing Corp.                              21,650            268
Roslyn Bancorp, Inc.                                     30,400            678
Ryder System, Inc.                                       36,200          1,143
Saville Systems Ireland PLC - ADR (a)                    39,600          1,975
SCPIE Holdings, Inc.                                        300             10
Selective Insurance Group, Inc.                          53,400          1,195
Silicon Valley Bancshares (a)                            62,400          2,204
Smith (Charles E.) Residential Realty, Inc.              44,000          1,408
Southern Pacific Funding Corp. (a)                       14,000            220
Sovereign Bancorp, Inc.                                  96,866          1,580
Sovran Self Storage, Inc.                                37,200          1,051
St. Francis Capital Corp.                                 3,000            116
Sterling Bancshares, Inc.                                45,000            709
SunAmerica, Inc.                                         39,000          2,240
Sunstone Hotel Investors, Inc.                            8,100            108
TCF Financial Corp.                                      48,000          1,416
Transatlantic Holdings, Inc.                             38,550          2,980
Trenwick Group, Inc.                                     31,500          1,223
UMB Financial Corp.                                       1,400             69
Union Planters Corp.                                     27,575          1,622
United Fire & Casualty Co.                               27,450          1,076
Unitrin, Inc.                                             5,000            345
Valley National Bancorp                                   4,418            128
Washington Federal, Inc.                                 18,709            517
Webster Financial Corp.                                  58,100          1,917
Westamerica Bancorporation                               60,000          1,928
Whitney Holding Corp.                                     1,000             51
Wilmington Trust Corp.                                    2,600            158
XTRA Corp.                                                2,500            151
                                                                    ----------

                                                                       151,132
                                                                    ----------

HEALTH CARE - 6.3%
AmSurg Corp. Class A (a)                                 11,200             85
Arterial Vascular Engineering, Inc. (a)                  47,200          1,684
ARV Assisted Living, Inc. (a)                            12,000            150
Assisted Living Concepts, Inc. (a)                        8,000            138



                                                         Special Growth Fund  19

SPECIAL GROWTH FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Balanced Care Corp. (a)                                  22,100     $      160
Beverly Enterprises, Inc. New (a)                        14,100            195
Bindley Western Industries, Inc.                         21,333            704
Biogen, Inc. (a)                                         20,000            977
Biosite Diagnostics, Inc. (a)                            12,000            129
CorVel Corp. (a)                                          4,000            154
Curative Technologies, Inc. (a)                          26,000            741
Genset - ADR (a)                                         23,000            674
Health Care & Retirement Corp. (a)                       27,500          1,085
Health Management Associates Class A (a)                 54,000          1,806
Healthcare Services Group, Inc. (a)                      12,000            190
Hooper Holmes, Inc.                                      12,000            252
Human Genome Sciences, Inc. (a)                          27,000            964
IDEXX Laboratories, Inc. (a)                             55,150          1,372
Immucor Corp. (a)                                        16,000            136
Incyte Pharmaceuticals, Inc. (a)                         35,300          1,205
Integrated Health Services, Inc.                          7,400            277
Landauer, Inc.                                            3,700            111
Lincare Holdings, Inc. (a)                              102,800          4,318
Lunar Corp. (a)                                          11,000            201
Maxxim Medical, Inc. (a)                                  6,000            174
MedImmune, Inc. (a)                                       6,900            430
Monarch Dental Corp. New (a)                             11,000            172
NBTY, Inc. (a)                                           82,500          1,506
NCS HealthCare, Inc. Class A (a)                         47,500          1,354
NovaCare, Inc. (a)                                      140,200          1,647
Orthodontic Centers of America, Inc. (a)                 51,450          1,077
Pediatric Services of America, Inc. (a)                   8,100            123
Pediatrix Medical Group (a)                              49,800          1,852
Physio-Control International Corp. (a)                    9,000            237
PMR Corp. (a)                                            29,000            290
Protocol Systems, Inc. (a)                               20,000            172
Quintiles Transnational Corp. (a)                        32,000          1,572
Renal Care Group, Inc. (a)                               49,550          2,183
Res-Care, Inc. (a)                                        9,000            165
Respironics, Inc. (a)                                    36,000            553
Rexall Sundown, Inc. (a)                                 45,100          1,607
Sola International, Inc. (a)                             54,600          1,785
STAAR Surgical Co. New (a)                               15,000            232
Steris Corp. (a)                                         17,000          1,078
Sun Healthcare Group, Inc. (a)                           17,700            259
Theragenics Corp. (a)                                    25,350            659
Thermo BioAnalysis Corp. (a)                             25,000            453
Total Renal Care Holdings, Inc. (a)                      71,507          2,467
Trigon Healthcare, Inc. (a)                              30,600          1,107
Twinlab Corp. New (a)                                    36,100          1,577
U.S. Vision, Inc. New (a)                                17,400            209
UroCor, Inc. (a)                                         20,000            137
Urologix, Inc. (a)                                       17,000            145
Weider Nutrition International, Inc. Class A             10,700            182
Wesley Jessen VisionCare, Inc. New (a)                    2,800             65
                                                                    ----------

                                                                        43,177
                                                                    ----------

INTEGRATED OILS - 0.9%
Cross Timbers Oil Co.                                   106,200          2,024
Equitable Resources, Inc.                                13,800            421
Giant Industries, Inc.                                   48,600            844
Houston Exploration Co. (The) (a)                        14,300            328
Murphy Oil Corp.                                         20,300          1,029
Sun Co., Inc.                                            29,000          1,126
Tesoro Petroleum Corp. (a)                               12,500            199
                                                                    ----------

                                                                         5,971
                                                                    ----------

MATERIALS AND PROCESSING - 8.9%
ACX Technologies, Inc. (a)                                3,600             78
Advanced Energy Industries, Inc. (a)                     14,100            164
Agrium, Inc.                                             99,700          1,259
AK Steel Holding Corp.                                   26,300            470
Albany International Corp. Class A                       10,521            252
Albemarle Corp.                                          12,400            274
American Buildings Co. New (a)                            7,000            205
Ameron, Inc.                                              1,300             75
Applied Extrusion Technologies, Inc. (a)                 22,000            157
AptarGroup, Inc.                                         31,700          1,971
Atchison Casting Corp. (a)                                9,000            161
Ball Corp.                                               15,500            623
Banta Corp.                                              30,800            937
Bethlehem Steel Corp. (a)                                47,200            587
Bowater, Inc.                                            15,000            709
Brush Wellman, Inc.                                       7,300            150
Building Materials Holding Corp. (a)                     12,000            164
Burlington Industries, Inc. (a)                          22,100            311
BWay Corp. (a)                                            7,500            161
CalMat Co.                                                9,200            202
Cambrex Corp.                                             7,500            197
Carbide/Graphite Group, Inc. (The) (a)                    6,000            167
Centex Construction Products, Inc.                       50,800          1,956
Centex Corp.                                             64,000          2,416
Channell Commercial Corp. (a)                            18,000            190
Chemed Corp.                                              4,000            136
Chesapeake Corp.                                         10,300            401
Citation Corp. (a)                                        9,000            179
Cleveland-Cliffs, Inc.                                    9,200            493



20  Special Growth Fund

SPECIAL GROWTH FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Comfort Systems USA, Inc. (a)                            49,150     $    1,149
Commercial Metals Co.                                     3,500            108
Consolidated Papers, Inc.                                30,600            834
Correctional Properties Trust New (a)                     3,300             67
Crompton & Knowles Corp.                                 44,550          1,122
Culp, Inc.                                                2,100             24
CUNO, Inc. (a)                                           10,000            216
Cyprus Amax Minerals Co.                                 13,100            174
Dayton Superior Corp. Class A (a)                        10,000            180
Dexter Corp.                                             12,400            394
Easco, Inc.                                              12,000            121
Engle Homes, Inc.                                        10,200            156
Ennis Business Forms, Inc.                               55,375            644
Finish Line (The), Inc. Class A (a)                      47,350          1,326
Giant Cement Holding, Inc. (a)                            5,000            143
Goodrich (B.F.) Co.                                      27,600          1,370
Granite Construction, Inc.                                4,900            150
Guilford Mills, Inc.                                      8,600            172
Hughes Supply, Inc.                                      51,950          1,903
IMCO Recycling, Inc.                                      9,000            167
Interface, Inc.                                          18,800            378
International Specialty Products (a)                      5,500            102
Kaydon Corp.                                             40,000          1,413
Lafarge Corp.                                            22,400            881
Lesco, Inc.                                               8,000            148
Lone Star Industries, Inc.                               30,600          2,358
LTV Corp.                                                33,000            316
Millennium Chemicals, Inc.                               39,800          1,348
Minerals Technologies, Inc.                              33,600          1,709
Mohawk Industries, Inc. (a)                              22,700            719
National Steel Corp. Class B                                500              6
NCI Building Systems, Inc. (a)                           30,400          1,752
NN Ball & Roller, Inc.                                   20,000            238
Northland Cranberries, Inc. Class A                      12,000            185
Olin Corp.                                               16,600            692
OM Group                                                 21,000            866
P.H. Glatfelter Co.                                       9,000            142
Pan Pacific Retail Properties, Inc.                       8,000            155
Penford Corp.                                             8,000            240
Pentair, Inc.                                             4,200            179
Plum Creek Timber Co. L.P.                               35,300          1,061
Potlatch Corp.                                           15,600            655
Quaker Fabric Corp. New (a)                              10,500            151
Quanex Corp.                                              5,700            173
Rayonier, Inc.                                           13,400            616
Reliance Steel & Aluminum Co.                             2,600            100
RMI Titanium Co. (a)                                      5,400            123
Rock of Ages Corp. Class A (a)                           10,400            161
RPM, Inc. (Ohio)                                         24,600            418
Scotts Co. (The) Class A (a)                              8,200            305
SIFCO Industries                                         62,000          1,310
Southdown, Inc.                                          21,500          1,534
SPS Technologies, Inc. (a)                                6,500            380
St. Joe Corp.                                            50,700          1,388
Stone & Webster, Inc.                                     2,900            115
Synalloy Corp.                                           10,000            134
Texas Industries, Inc.                                   75,300          3,991
Thomas Industries, Inc.                                     100              2
Timken Co.                                               27,100            835
TJ International, Inc.                                   24,550            737
Tractor Supply Co. (a)                                    8,000            199
Triangle Pacific Corp. (a)                                1,400             77
Universal Stainless & Alloy Products, Inc. (a)           10,000             91
USG Corp.                                                60,000          3,248
USX-U.S. Steel Group                                     31,500          1,040
Valley National Gases, Inc. (a)                          15,000            165
Webb (Del E.) Corp.                                      54,500          1,413
Wellman, Inc.                                            20,100            456
Wellsford Real Properties, Inc. (a)                      18,400            260
Wolverine Tube, Inc. (a)                                  8,000            304
Zero Corp.                                                8,000            227
                                                                    ----------

                                                                        60,961
                                                                    ----------

MISCELLANEOUS - 1.0%
Alexandria Real Estate Equities, Inc.                    26,000            778
BEC Energy (a)                                           18,000            747
ChoicePoint, Inc. (a)                                    13,200            668
Education Management Corp. New (a)                          500             17
Griffon Corp. (a)                                        98,300          1,260
Kaynar Technologies, Inc. (a)                             7,000            160
LNR Property Corp.                                       60,000          1,538
MAXIMUS, Inc. (a)                                        47,000          1,351
Pameco Corp. (a)                                          8,000            160
Stolt Comex Seaway, S. A. - ADR Class A (a)              16,125            278
                                                                    ----------

                                                                         6,957
                                                                    ----------

OTHER ENERGY - 4.4%
Atwood Oceanics, Inc. (a)                                14,000            557
Bayard Drilling Technologies, Inc. (a)                   15,000            122
BJ Services Co. (a)                                      35,000          1,017
Chesapeake Energy Corp.                                  32,500            130
Coho Energy, Inc. (a)                                   125,480            847


                                                         Special Growth Fund  21

SPECIAL GROWTH FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Core Laboratories NV (a)                                 30,000     $      645
Costilla Energy, Inc. (a)                                12,000            105
Dailey International Inc. (a)                            22,400            134
Eastern Enterprises, Inc.                                10,900            467
Evergreen Resources, Inc. (a)                            15,000            281
Global Industries, Inc. (a)                              50,600            851
HS Resources, Inc. (a)                                    7,900            115
Input/Output, Inc. (a)                                   47,800            851
Mallon Resources Corp. New (a)                           20,000            238
Marine Drilling Co, Inc. (a)                             46,000            733
MarketSpan Corp. (a)                                     54,972          1,646
Mitcham Industries, Inc. (a)                             16,000            184
Noble Drilling Corp. (a)                                 43,750          1,053
Northwestern Corp.                                        1,600             40
OMNI Energy Services Corp. New (a)                       13,600            184
ONEOK, Inc.                                              17,600            702
Pool Energy Services Co. (a)                             80,500          1,187
Rowan Cos., Inc. (a)                                     47,300            919
Santa Fe International Corp.                             37,400          1,131
Seacor Holdings, Inc. (a)                                43,600          2,673
Sempra Energy (a)                                        24,100            669
Stolt Comex Seaway SA (a)                                39,400            758
Supreme Industries, Inc. Class A (a)                     15,037            184
Transocean Offshore, Inc.                                24,000          1,068
Tuboscope Vetco International Corp. (a)                  18,400            363
Ultramar Diamond Shamrock Corp.                          37,000          1,168
Unit Corp. (a)                                           25,000            152
Valero Energy Corp.                                      15,000            499
Varco International, Inc. (a)                           117,050          2,319
Veritas DGC, Inc. (a)                                    66,700          3,331
Vintage Petroleum, Inc.                                  80,450          1,518
Willbros Group, Inc. (a)                                 12,000            188
Wiser Oil Co.                                            97,000          1,073
                                                                    ----------

                                                                        30,102
                                                                    ----------

PRODUCER DURABLES - 6.8%
AFC Cable Systems, Inc. (a)                               8,125            288
Ag-Chem Equipment Co., Inc. (a)                          12,000            266
AGCO Corp.                                               43,500            894
AgriBiotech, Inc. New (a)                                15,300            423
Allied Waste Industries, Inc. (a)                        45,250          1,083
AMETEK, Inc.                                              3,400            100
ANTEC Corp. (a)                                           5,000            116
Bell Industries (a)                                      75,583            860
C&D Technologies, Inc.                                    3,300            191
Cascade Corp.                                             7,900            144
CFM Technologies, Inc. (a)                               10,000            144
Champion Enterprises, Inc. (a)                           58,400          1,716
Chart Industries, Inc.                                   48,000          1,146
Cincinnati Milacron, Inc.                                13,300            323
Cohu, Inc.                                               43,100          1,048
Columbus McKinnon Corp.                                  42,000          1,113
Commercial Intertech Corp.                                2,700             49
D.R. Horton, Inc.                                        69,900          1,459
Daniel Industries, Inc.                                   6,800            129
DeCrane Aircraft Holdings, Inc. (a)                      12,000            204
Detroit Diesel Corp. (a)                                  3,000             65
EG&G, Inc.                                               19,200            576
FARO Technologies, Inc. (a)                              12,000            127
Farr Co. (a)                                             15,750            185
FLIR Systems, Inc. (a)                                   10,000            172
Flow International Corp. (a)                             15,000            172
Franklin Electric Co., Inc.                               2,400            161
Gemstar International Group, Ltd. (a)                    58,250          2,170
General Cable Corp.                                      25,950            749
Gleason Corp.                                             5,300            149
Graco, Inc.                                               4,800            167
Gradall Industries, Inc. (a)                             13,000            189
Helix Technology Corp.                                   10,000            150
Holophane Corp. (a)                                       7,000            177
Innovative Valve Technologies, Inc. (a)                  24,000            174
JLK Direct Distribution, Inc. Class A (a)                 1,400             31
Kaman Corp. Class A                                       4,700             89
Kaufman & Broad Home Corp.                                9,200            292
Kellstrom Industries, Inc. (a)                           28,900            845
Kennametal, Inc.                                         14,200            593
KLA Instruments Corp. (a)                                32,500            900
Knoll, Inc. (a)                                           7,200            212
Lennar Corp.                                             99,100          2,923
Lexmark International Group, Inc. Class A (a)            34,500          2,105
Litton Industries, Inc. (a)                              19,500          1,151
Middleby Corp. (The) (a)                                 27,700            166
Molex, Inc. Class A                                      28,200            659
NACCO Industries, Inc. Class A                            2,400            310
National-Oilwell, Inc. (a)                               54,000          1,448
Newmark Homes Corp. (a)                                  20,000            200
Novellus Systems, Inc. (a)                               20,000            714
NVR, Inc. (a)                                             3,500            144
OYO Geospace Corp. (a)                                    7,700            208
Perceptron, Inc. (a)                                      8,000             95
Pittway Corp. Class A                                    22,467          1,660
Powell Industries, Inc. (a)                              10,000            121
Pulte Corp.                                              30,600            914
Ryland Group, Inc.                                       43,200          1,134


22  Special Growth Fund

SPECIAL GROWTH FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Scotman Industries, Inc.                                  2,800     $       78
Snap-On Tools Corp.                                       6,900            250
Standard Pacific Corp.                                   89,200          1,840
Starrett (L.S.) Co. Class A                              29,900          1,181
STM Wireless, Inc. Class A (a)                           20,000            181
Superior TeleCom, Inc.                                    9,200            383
TB Wood's Corporation                                    10,000            210
Tecumseh Products Co. Class A                             4,600            243
Teradyne, Inc. (a)                                       43,082          1,152
Terex Corp. (a)                                          73,900          2,106
Thomas & Betts Corp.                                      2,800            138
Toll Brothers, Inc. (a)                                  44,100          1,265
TransTechnology Corp.                                     5,600            144
TriStar Aerospace Co. (a)                                80,000          1,240
U.S. Home Corp. (a)                                       5,400            223
Uniphase Corp. (a)                                       28,050          1,760
Worldtex, Inc. (a)                                       20,000            116
                                                                    ----------

                                                                        46,503
                                                                    ----------

TECHNOLOGY - 12.8%
ADC Telecommunications, Inc. (a)                         14,600            533
Allen Telecom, Inc. (a)                                  16,000            186
American Xtal Technology, Inc. (a)                        5,900             85
Anixter International, Inc. (a)                          28,500            543
Aspen Technology, Inc. (a)                               50,000          2,525
Autodesk, Inc.                                           32,800          1,261
Avid Technology, Inc. (a)                                44,700          1,495
Avnet, Inc.                                              21,500          1,176
Bel Fuse, Inc. (a)                                        6,000            134
Berg Electronics Corp. (a)                               50,000            978
Boole & Babbage, Inc. (a)                                 9,000            215
BTG, Inc. (a)                                            22,000            198
Business Objects SA - ADR (a)                            36,550            617
Cable Design Technologies Corp. (a)                      76,000          1,568
CACI International, Inc. Class A (a)                      6,000            126
Cambridge Technology Partners, Inc. (a)                  50,000          2,731
CBT Group Public, Ltd. - ADR (a)                         61,550          3,293
Celeritek, Inc. (a)                                      30,000            186
CFI ProServices, Inc. (a)                                12,000            204
CHS Electronics, Inc. (a)                                55,900            992
Ciber, Inc. (a)                                         101,500          3,857
Citrix Systems, Inc. (a)                                 28,950          1,979
Comarco, Inc. (a)                                         8,000            168
Compuware Corp. (a)                                      99,650          5,088
Cotelligent Group, Inc. (a)                               9,000            210
Digi International, Inc. (a)                             66,300          1,338
DSP Communications, Inc. (a)                             79,600          1,095
Electronics For Imaging, Inc. (a)                        18,500            390
Esterline Corp. (a)                                      11,800            246
Exar Corp. (a)                                           12,000            251
Excite, Inc. (a)                                          5,000            468
Fairchild Corp. (The) Class A (a)                         8,000            162
FORE Systems (a)                                         40,100          1,060
Harmon Industries, Inc.                                  10,500            249
HNC Software, Inc. (a)                                   55,500          2,265
Hyperion Software Corp. (a)                              43,000          1,226
IDX Systems Corp. (a)                                    79,150          3,651
Information Management Resources, Inc. (a)               67,650          2,287
Integrated Circuit Systems, Inc. (a)                      6,000             99
Integrated Silicon Solution, Inc. (a)                   133,200            924
Intersolv, Inc. (a)                                         900             14
Keane, Inc. (a)                                          31,050          1,739
Kronos, Inc. (a)                                          6,000            219
Lernout & Hauspie Speech Products NV (a)                 11,800            704
LSI Logic Corp. (a)                                      64,000          1,476
Macromedia, Inc. (a)                                     51,050            954
Manhattan Associates, Inc. (a)                           30,000            622
Mercury Interactive Corp. (a)                            50,400          2,243
MicroStrategy, Inc. (a)                                  16,300            460
MIPS Technologies, Inc. (a)                              15,000            210
Network Associates, Inc. (a)                             34,650          1,657
Open Market, Inc. (a)                                    60,000          1,125
Optek Technology, Inc. (a)                                9,000            168
ORBIT/FR, Inc. (a)                                        9,000             60
OSI Systems, Inc. New (a)                                17,000            169
Par Technology Corp. (a)                                 25,000            152
PeopleSoft, Inc. (a)                                     37,800          1,774
Pericom Semiconductor Corp. New (a)                      25,000            169
Photronics, Inc. (a)                                      4,000             88
PMC - Sierra, Inc. (a)                                   39,100          1,828
PSINET, Inc. (a)                                         70,000            901
QuadraMed Corp. New (a)                                 122,700          3,351
Safeguard Scientifics, Inc. (a)                          28,500          1,188
Sandisk Corp. (a)                                        10,000            138
ScanSource, Inc. (a)                                      8,000            153
SeaChange International, Inc. (a)                        14,000            172
Seagate Technology (a)                                   22,550            537
SpecTran Corp. (a)                                       18,000            143
Sterling Software, Inc. (a)                              54,200          1,602
Storage Technology Corp. (a)                             60,200          2,611
Symantec Corp. (a)                                       59,700          1,552
Systems & Computer Technology Corp. (a)                  30,250            813
Tech-Sym Corp. (a)                                       39,700          1,104
Tekelec, Inc. (a)                                        18,700            837


                                                         Special Growth Fund  23

SPECIAL GROWTH FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Tellabs, Inc. (a)                                        18,500     $    1,324
Transaction Systems Architects, Inc. Class A (a)         48,000          1,848
USCS International, Inc. (a)                             30,000            621
Verilink Corp. (a)                                       23,000            184
Veritas Software Corp. (a)                               70,811          2,925
Vitesse Semiconductor Corp. (a)                          64,500          1,991
Xylan Corp. (a)                                          64,150          1,908
                                                                    ----------

                                                                        87,793
                                                                    ----------

UTILITIES - 5.6%
AGL Resources, Inc.                                      16,200            322
Aquarion Co.                                              1,500             51
Atmos Energy Corp.                                        5,000            153
California Water Service Group                            2,100             53
Centennial Cellular Corp. Class A (a)                    52,700          1,966
Central Hudson Gas & Electric Corp.                       3,300            151
Central Maine Power Co.                                  89,300          1,741
Century Telephone Enterprises, Inc.                      28,700          1,317
CILCORP, Inc.                                             3,300            158
Citizens Utilities Co. Class B (a)                       86,746            835
Cleco Corp.                                               5,600            167
Colonial Gas Co.                                          2,700             77
Commonwealth Energy System                                4,400            166
Conectiv, Inc.                                           26,800            549
Connecticut Energy Corp.                                  1,400             39
CoreComm, Inc. (a)                                       71,966          1,871
DPL, Inc.                                                45,000            816
E'town Corp.                                              1,000             37
Eastern Utilities Associates                             13,200            346
Empire District Electric Co.                              3,000             63
Energen Corp.                                             7,100            143
Energy East Corp. (a)                                    31,900          1,328
Florida Progress Corp.                                   32,700          1,345
General Communication, Inc. Class A (a)                  22,000            131
Hawaiian Electric Industries, Inc.                        8,400            333
Idaho Power Co.                                           7,200            249
Interstate Energy Corp.                                  22,200            721
IXC Communications, Inc. (a)                             33,800          1,631
Jones Intercable, Inc. Class A (a)                       79,400          1,985
K N Energy, Inc.                                         20,500          1,111
MCN Corp.                                                41,500          1,032
MDU Resources Group, Inc.                                 6,600            236
Metrocall, Inc. (a)                                      36,000            218
MidAmerican Energy Holdings Co.                          21,200            458
Minnesota Power & Light Co.                               9,800            390
Montana Power Co.                                        33,800          1,175
National Fuel & Gas Co.                                  11,000            479
Nevada Power Co.                                         23,300            600
New Century Energies, Inc.                               25,500          1,159
New England Electric System                              24,900          1,077
New Jersey Resources Corp.                                2,300             82
NICOR, Inc.                                              12,500            502
Northwest Natural Gas Co.                                 1,400             39
NUI Corp.                                                 3,900             99
Piedmont Natural Gas Co., Inc.                            6,000            202
Pinnacle West Capital Corp.                              28,100          1,265
Public Service Co. of New Mexico                         23,900            542
Puget Sound Power & Light Co.                            33,200            890
Questar Corp.                                             8,800            173
Rochester Gas & Electric Corp.                           19,500            623
SCANA Corp.                                              25,500            760
SIG Corp., Inc.                                           2,800             90
Southwest Gas Corp.                                      11,100            271
St. Joseph Light & Power Co.                              9,200            171
TNP Enterprises, Inc.                                     8,300            256
UGI Corp.                                                 9,000            224
United Illuminating Co.                                   6,500            329
United States Cellular Corp. (a)                         47,400          1,458
UtiliCorp United, Inc.                                   21,500            810
Washington Gas & Light Co.                               12,300            329
Washington Water Power Co.                               11,400            256
Western Resources, Inc.                                  28,100          1,091
WICOR, Inc.                                               9,200            213
Wisconsin Energy Corp.                                   37,800          1,148
WPS Resources Corp.                                       5,600            184
                                                                    ----------

                                                                        38,686
                                                                    ----------

TOTAL COMMON STOCKS
(cost $515,494)                                                        654,646
                                                                    ----------

PREFERRED STOCKS - 0.2%
Callon Petroleum Co. Series A (conv.)                     4,000            132
Finova Finance Trust                                     13,000          1,021
Golden Books Financial Trust (conv.) (a)                  3,000             71
                                                                    ----------

TOTAL PREFERRED STOCKS
(cost $952)                                                              1,224
                                                                    ----------


24  Special Growth Fund

SPECIAL GROWTH FUND

June 30, 1998 (Unaudited)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                         (000)         (000)
                                                      ----------     ----------
LONG-TERM INVESTMENTS - 0.1%
American Residential Services, Inc. (conv.)
  7.25% due 04/15/04                                  $     250     $      178
Getty Images, Inc. (conv.)
  4.75% due 06/01/03                                        800            757
Titan Corp. (conv.)
  8.250% due 11/01/03                                        45             82
                                                                    ----------

TOTAL LONG-TERM INVESTMENTS
(cost $1,019)                                                            1,017
                                                                    ----------

SHORT-TERM INVESTMENTS - 4.5%
Frank Russell Investment Company
  Money Market Fund,
  due on demand (b)                                      28,759         28,759
United States Treasury Notes (b)(c)
  5.250% due 07/31/98                                     1,900          1,900
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $30,659)                                                          30,659
                                                                    ----------

TOTAL INVESTMENTS - 100.0%
(identified cost $548,124)(d)                                          687,546

OTHER ASSETS AND LIABILITIES,
NET - 0.0%                                                                 113
                                                                    ----------

NET ASSETS - 100.0%                                                 $  687,659
                                                                    ----------
                                                                    ----------

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d) See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
NV - Nonvoting
PLC - Public Limited Company
REIT - Real Estate Investment Trust

                                                                    UNREALIZED
                                                       NUMBER      APPRECIATION
                                                         OF       (DEPRECIATION)
                                                      CONTRACTS        (000)
                                                      ---------   --------------
FUTURES CONTRACTS
(Notes 2 and 3)

S&P 500 Index Futures Contracts
  expiration date 09/98                                    35     $      337
S&P 400 Midcap Index Futures Contracts
  expiration date 09/98                                   136            379
                                                                  ----------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                                         $      716
                                                                  ----------
                                                                  ----------
(#) At June 30, 1997, United States Treasury Notes valued at
    $1,900 were held as collateral in connection with futures
    contracts purchased by the Fund.



        The accompanying notes are an integral part of the financial statements.


                                                         Special Growth Fund  25

SPECIAL GROWTH FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998 (Unaudited)


                                                                                                                 Amounts in
                                                                                                              thousands (except
                                                                                                              per share amount)

ASSETS
Investments at market (identified cost $548,124)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .      $      687,546
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 773
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 494
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              12,035
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,364
Short-term investments held as collateral for securities loaned, at market (Note 3). . . . . . . . . . .              43,732
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             746,944

LIABILITIES
Payables:
  Investments purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       13,679
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,088
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 569
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 123
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . .                  94
Payable upon return of securities loaned, at market (Note 3) . . . . . . . . . . . .              43,732
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              59,285
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      687,659
                                                                                                              --------------
                                                                                                              --------------
NET ASSETS CONSIST OF:
Accumulated distributions in excess of net investment income . . . . . . . . . . . . . . . . . . . . . .      $          (21)
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              28,611
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             139,422
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 716
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 139
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             518,792
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      687,659
                                                                                                              --------------
                                                                                                              --------------
NET ASSET VALUE, offering and redemption price per share:
  Class S ($683,802,981 divided by 13,793,303 shares of $.01 par value
    shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        49.58
                                                                                                              --------------
                                                                                                              --------------
  Class E ($3,856,405 divided by 78,508 shares of $.01 par value
    shares of beneficial interest outstanding)(Note 1) . . . . . . . . . . . . . . . . . . . . . . . . .      $        49.12
                                                                                                              --------------
                                                                                                              --------------


      The accompanying notes are an integral part of the financial statements.

26  Special Growth Fund

SPECIAL GROWTH FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1998 (Unaudited)



                                                                                                             Amounts in thousands
INVESTMENT INCOME:
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        2,434
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 974
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  67
                                                                                                              --------------

      Total Investment Income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,475


EXPENSES (Notes 1, 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        3,016
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 175
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 204
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  11
  Registration fees - Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . .                  49
  Distribution fees - Class E. . . . . . . . . . . . . . . . . . . . . . . . . . . .                   5
  Shareholder servicing fees - Class E . . . . . . . . . . . . . . . . . . . . . . .                   5
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  17
                                                                                          --------------

      Total Expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,484
                                                                                                              --------------

Net investment loss. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (9)
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              32,751
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,952              35,703
                                                                                          --------------

Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              26,889
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 172              27,061
                                                                                          --------------     ---------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              62,764
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . . .      $       62,755
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.


                                                         Special Growth Fund  27

SPECIAL GROWTH FUND

STATEMENTS OF CHANGES IN NET ASSETS


                                                                                                Amounts in thousands

                                                                                          FOR THE SIX
                                                                                          MONTHS ENDED           FOR THE
                                                                                          JUNE 30, 1998        YEAR ENDED
                                                                                           (UNAUDITED)      DECEMBER 31, 1997
                                                                                        -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . .    $             (9)   $            869
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              35,703              66,347
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .              27,061              53,907
                                                                                        ----------------    ----------------
     Net increase (decrease) in net assets resulting from operations . . . . . . . .              62,755             121,123
                                                                                        ----------------    ----------------
FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
     Class S . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (249)               (842)
  In excess of net investment income
     Class S . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (21)                 --
  Net realized gain on investments
     Class S . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (11,044)            (68,942)
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (65)               (356)
                                                                                        ----------------    ----------------
          Total Distributions to Shareholders. . . . . . . . . . . . . . . . . . . .             (11,379)            (70,140)
                                                                                        ----------------    ----------------
FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6). . . .              60,495             130,847
                                                                                        ----------------    ----------------
TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .             111,871             181,830

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             575,788             393,958
                                                                                        ----------------    ----------------
  End of period (including accumulated distributions in excess of net investment income of $21 and undistributed net investment income of $258,
  respectively). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        687,659    $        575,788
                                                                                        ----------------    ----------------
                                                                                        ----------------    ----------------


       The accompanying notes are an integral part of the financial statements.

28  Special Growth Fund

SPECIAL GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.


                                                                                         YEAR ENDED DECEMBER 31,
                                                                        ---------------------------------------------------------
                                                               1998*        1997       1996        1995        1994       1993
                                                            ----------  ----------  ----------  ----------  ---------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .  $    45.72  $    40.79  $    39.17  $    33.47  $    35.82 $    36.63
                                                            ----------  ----------  ----------  ----------  ---------- ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . .          --         .08         .12         .18         .16        .07
  Net realized and unrealized gain (loss) on investments .        4.73       11.18        6.87        9.25        (.71)      5.22
                                                            ----------  ----------  ----------  ----------  ---------- ----------
     Total Income From Investment Operations . . . . . . .        4.73       11.26        6.99       9.43         (.55)      5.29
                                                            ----------  ----------  ----------  ----------  ---------- ----------
LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . .        (.02)       (.08)       (.12)       (.21)       (.10)      (.07)
  Net realized gain on investments . . . . . . . . . . . .        (.85)      (6.25)      (5.25)      (3.52)       (.85)     (6.03)
  In excess of net realized gain on investments. . . . . .          --          --          --          --        (.85)        --
                                                            ----------  ----------  ----------  ----------  ---------- ----------
     Total Distributions . . . . . . . . . . . . . . . . .        (.87)      (6.33)      (5.37)      (3.73)      (1.80)     (6.10)
                                                            ----------  ----------  ----------  ----------  ---------- ----------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .  $    49.58  $    45.72  $    40.79  $    39.17  $    33.47 $    35.82
                                                            ----------  ----------  ----------  ----------  ---------- ----------
                                                            ----------  ----------  ----------  ----------  ---------- ----------
TOTAL RETURN (%)(a)  . . . . . . . . . . . . . . . . . . .       10.44       28.77       18.65       28.52       (3.71)     15.48

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . .     683,803     572,635     393,048     313,678     229,077    188,891

  Ratios to average net assets (%)(b):
     Operating expenses. . . . . . . . . . . . . . . . . .        1.09        1.15        1.19        1.22        1.20       1.31
     Net investment income . . . . . . . . . . . . . . . .          --         .18         .28         .49         .50        .19

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . .       91.10       97.19      118.13       87.56       55.40      91.97



*   For the six months ended June 30, 1998 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1998 are annualized.

                                                         Special Growth Fund  29

SPECIAL GROWTH FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.


                                                                                                     YEAR ENDED DECEMBER 31,
                                                                                                    -------------------------
                                                                                     1998*               1997         1996**
                                                                                   ----------       ----------     ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . .   $    45.42       $    40.75     $    43.48
                                                                                   ----------       ----------     ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) . . . . . . . . . . . . . . . . . . . . . . . . .         (.41)            (.13)          (.02)
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . .         4.96            11.05           1.63
                                                                                   ----------       ----------     ----------
    Total Income From Investment Operations. . . . . . . . . . . . . . . . . . .         4.55            10.92           1.61
                                                                                   ----------       ----------     ----------
LESS DISTRIBUTIONS:
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . .         (.85)           (6.25)         (4.34)
                                                                                   ----------       ----------     ----------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . .   $    49.12       $    45.42     $    40.75
                                                                                   ----------       ----------     ----------
                                                                                   ----------       ----------     ----------
TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .        10.11            27.90           4.04(b)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . .        3,856            3,153            910

  Ratios to average net assets (%)(c):
    Operating expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         1.67             1.83           1.89
    Net investment income (loss) . . . . . . . . . . . . . . . . . . . . . . . .         (.58)            (.51)          (.38)

  Portfolio turnover rate (%)(c) . . . . . . . . . . . . . . . . . . . . . . . .        91.10            97.19         118.13



*   For the six months ended June 30, 1998 (Unaudited).
**  For the period November 4, 1996 (commencement of sale) to December 31, 1996.
(a) Periods less than one year are not annualized.
(b) Total return represents performance for the period November 4, 1996 to December 31, 1996.
(c) The ratios for the periods ended June 30, 1998 and December 31, 1996 are annualized.

30  Special Growth Fund

EQUITY INCOME FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
COMMON STOCKS - 94.9%
AUTO AND TRANSPORTATION - 6.1%
AMR Corp. (a)                                            30,600     $    2,547
Chrysler Corp.                                           57,600          3,247
CSX Corp.                                                11,400            519
Delta Air Lines, Inc.                                    15,300          1,978
Ford Motor Co.                                           60,400          3,564
General Motors Corp.                                     15,900          1,062
Navistar International Corp. (a)                         24,700            713
Trinity Industries, Inc.                                 21,000            872
UAL Corp. (a)                                            25,800          2,012
Union Pacific Corp.                                       7,800            344
                                                                    ----------

                                                                        16,858
                                                                    ----------

CONSUMER DISCRETIONARY - 10.1%
Brunswick Corp.                                          25,900            641
Carnival Corp. Class A                                   42,600          1,688
De Beers Consolidated Mines, Ltd. - ADR                  38,200            664
Deluxe Corp.                                             16,200            580
Eastman Kodak Co.                                        20,493          1,497
Federated Department Stores, Inc. (a)                    41,162          2,215
Fortune Brands, Inc.                                     22,300            857
Harrah's Entertainment, Inc. (a)                          2,900             67
Hasbro, Inc.                                             26,300          1,034
JC Penney & Co., Inc.                                    25,800          1,866
King World Productions, Inc. (a)                         33,600            857
Kmart Corp. (a)                                          36,700            707
MediaOne Group, Inc. (a)                                 68,500          3,010
Office Depot, Inc. (a)                                   32,600          1,029
Sears Roebuck & Co.                                      37,100          2,265
Time Warner, Inc.                                        15,900          1,358
Toys "R" Us, Inc. (a)                                    46,800          1,103
Tribune Co.                                              24,500          1,686
V.F. Corp.                                                7,600            391
Viacom, Inc. Class B (a)                                 43,100          2,511
Whirlpool Corp.                                          26,900          1,849
                                                                    ----------

                                                                        27,875
                                                                    ----------

CONSUMER STAPLES - 2.7%
Albertson's, Inc.                                         7,600            394
American Stores Co.                                       8,200            198
Anheuser-Busch Cos., Inc.                                30,500          1,439
ConAgra, Inc.                                            46,200          1,464
Heinz (H.J.) Co.                                          4,500            253
IBP, Inc.                                                27,100            491
PepsiCo, Inc.                                            37,100          1,528
RJR Nabisco Holdings Corp.                               52,600          1,249
UST Corp.                                                15,400            416
                                                                    ----------

                                                                         7,432
                                                                    ----------

FINANCIAL SERVICES - 28.5%
Ahmanson (H.F.) & Co.                                    21,900          1,555
Allstate Corp.                                           58,220          5,331
Ambac Financial Group, Inc.                              29,200          1,708
American General Corp.                                    9,500            676
Associates First Capital Corp. Class A                   11,915            916
Banc One Corp.                                           57,000          3,181
BankAmerica Corp.                                        28,400          2,455
Bankers Trust New York Corp.                             16,200          1,880
Camden Property Trust                                    12,294            366
Chase Manhattan Corp.                                    93,936          7,092
Chelsea GCA Realty, Inc.                                 13,000            520
CIGNA Corp.                                              11,100            766
CIT Group, Inc. (The) Class A                            26,600            998
Colonial Properties Trust                                18,700            580
Countrywide Credit Industries, Inc.                      31,400          1,594
Dime Bancorp, Inc.                                       48,000          1,437
Dow Jones & Co., Inc.                                    17,800            992
Federal National Mortgage Association                    32,300          1,962
First American Corp.                                     40,900          1,968
First Chicago NBD Corp.                                  12,500          1,108
First Data Corp.                                         14,900            496
First Security Corp.                                      6,100            130
First Union Corp.                                        68,700          4,002
Fleet Financial Group, Inc.                              37,700          3,148
Hartford Financial Services Group, Inc. (The)            17,100          1,956
Kilroy Realty Corp.                                      16,100            403
MBIA, Inc.                                               28,900          2,164
Morgan Stanley, Dean Witter, Discover and Co.            52,100          4,761
National City Corp.                                       5,800            412
NationsBank Corp.                                        33,781          2,584
PaineWebber Group, Inc.                                   3,500            150
PMI Group, Inc. (The)                                    13,800          1,013
PNC Bank Corp.                                           58,300          3,137
Prentiss Properties Trust                                14,100            343
Provident Companies, Inc.                                55,400          1,911
Public Storage, Inc.                                     28,800            807
Reliance Group Holdings, Inc.                            38,700            677
Reliastar Financial Corp.                                15,500            744
Ryder System, Inc.                                       44,200          1,395
SouthTrust Corp.                                         44,100          1,918
Spieker Properties, Inc.                                 11,000            426
TCF Financial Corp.                                      37,600          1,109
TIG Holdings, Inc.                                       46,400          1,067
Transamerica Financial Corp.                              8,400            967
Travelers, Inc.                                          22,218          1,347
Union Planters Corp.                                     32,700          1,923
Washington Mutual, Inc.                                  53,100          2,303
                                                                    ----------

                                                                        78,378
                                                                    ----------

32  Equity Income Fund

EQUITY INCOME FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
HEALTH CARE - 4.0%
Aetna, Inc.                                              23,600     $    1,797
Baxter International, Inc.                               23,300          1,254
Bergen Brunswig Corp. Class A                            16,400            761
Bristol-Myers Squibb Co.                                 13,650          1,569
Columbia/HCA Healthcare Corp.                            76,000          2,213
Genzyme Corp. (a)                                        16,500            418
Schering-Plough Corp.                                    18,600          1,704
Tenet Healthcare Corp. (a)                               35,600          1,112
United Healthcare Corp.                                   2,400            152
                                                                    ----------

                                                                        10,980
                                                                    ----------

INTEGRATED OILS - 9.0%
Amerada Hess Corp. NPV                                   25,300          1,374
Amoco Corp.                                              25,800          1,074
Ashland, Inc.                                            35,237          1,819
Atlantic Richfield Co.                                   29,100          2,274
Coastal Corp.                                            33,700          2,353
Equitable Resources, Inc.                                25,300            772
Exxon Corp.                                              53,400          3,808
Kerr-McGee Corp.                                         22,400          1,296
Mobil Corp.                                              14,200          1,088
Phillips Petroleum Co.                                   20,200            973
Tenneco, Inc.                                            52,900          2,014
Texaco, Inc.                                             42,200          2,519
USX-Marathon Group                                       95,100          3,263
                                                                    ----------

                                                                        24,627
                                                                    ----------

MATERIALS AND PROCESSING - 6.2%
Aluminum Co. of America                                  19,100          1,259
Armstrong World Industries, Inc.                          7,200            485
Bowater, Inc.                                             9,800            463
Dow Chemical Co.                                          6,800            658
Eastman Chemical Co.                                     37,200          2,316
FMC Corp. (a)                                            13,400            914
Freeport-McMoRan Copper & Gold, Inc. Class B             53,500            813
Great Lakes Chemical Corp.                               10,200            402
Harsco Corp.                                             16,200            742
IMC Global, Inc.                                         35,600          1,072
International Paper Co.                                  23,600          1,015
Lafarge Corp.                                            16,200            637
LTV Corp.                                                29,900            286
Lubrizol Corp.                                           12,200            369
Mead Corp.                                               38,100          1,210
Nucor Corp.                                              11,500            529
Olin Corp.                                               20,000            834
Reynolds Metals Co.                                      16,400            917
Temple-Inland, Inc.                                      11,100            598
Timken Co.                                               22,700            699
Westvaco Corp.                                           34,600            977
                                                                    ----------

                                                                        17,195
                                                                    ----------

OTHER ENERGY - 2.1%
Apache Corp.                                             17,600            554
BJ Services Co. (a)                                      19,600            570
Global Marine, Inc. (a)                                  20,700            387
Helmerich & Payne, Inc.                                  14,200            316
Occidental Petroleum Corp.                               23,600            637
Santa Fe Energy Resources, Inc. (a)                      57,900            622
Tosco Corp.                                              40,800          1,199
Transocean Offshore, Inc.                                 8,700            387
Ultramar Diamond Shamrock Corp.                          13,600            429
Valero Energy Corp.                                      24,200            805
                                                                    ----------

                                                                         5,906
                                                                    ----------

PRODUCER DURABLES - 4.7%
AGCO Corp.                                               44,000            905
AMP, Inc.                                                18,300            629
Case Corp.                                                7,900            381
Caterpillar, Inc.                                        20,800          1,100
Diebold, Inc.                                            14,000            404
Foster Wheeler Corp.                                     28,200            605
General Electric Co.                                     18,000          1,638
General Signal Corp.                                      8,300            299
Harnischfeger Industries, Inc.                           18,300            518
Hitachi, Ltd. ADR                                         6,700            432
Johnson Controls, Inc.                                   27,700          1,584
Litton Industries, Inc. (a)                               8,100            478
Matsushita Electric
Industrial Co., Ltd. - ADR                                3,000            482
Northrop Grumman Corp.                                    6,100            629
Raytheon Co. Class B                                      5,700            337
Tektronix, Inc.                                           8,300            294
Xerox Corp.                                              21,200          2,154
                                                                    ----------

                                                                        12,869
                                                                    ----------

TECHNOLOGY - 5.4%
COMPAQ Computer Corp.                                    40,100          1,138
Data General Corp. (a)                                   29,500            441
Electronic Data Systems Corp.                            49,162          1,966
Hewlett-Packard Co.                                      13,800            826


                                                        Equity Income Fund  33


EQUITY INCOME FUND

STATEMENT OF NET ASSETS, CONTINUED

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
International Business Machines Corp.                    47,700     $    5,477
MEMC Electronic Materials, Inc. (a)                      13,700            142
National Semiconductor Corp. (a)                         28,500            376
Seagate Technology (a)                                   32,500            774
Storage Technology Corp. (a)                             39,000          1,692
Tandy Corp.                                              26,300          1,395
VLSI Technology, Inc. (a)                                38,500            645
                                                                    ----------

                                                                        14,872
                                                                    ----------

UTILITIES - 16.1%
Alltel Corp.                                              3,300            153
AT&T Corp.                                               74,800          4,273
Baltimore Gas & Electric Co.                             30,400            944
BCE, Inc.                                                30,200          1,289
Bell Atlantic Corp.                                     127,098          5,799
Columbia Gas System, Inc.                                12,450            693
Consolidated Edison, Inc.                                26,200          1,207
DTE Energy Co.                                           43,400          1,752
Edison International                                     28,200            834
Entergy Corp.                                            36,400          1,046
FirstEnergy Corp.                                        24,700            760
FPL Group, Inc.                                          15,500            976
GPU, Inc.                                                22,300            843
GTE Corp.                                                82,172          4,571
Illinova Corp.                                           22,800            684
Niagara Mohawk Power Corp. (a)                           41,200            615
PacifiCorp.                                              92,400          2,091
Peco Energy Co.                                          30,200            881
PG&E Corp.                                               93,965          2,966
Public Service Enterprise Group, Inc.                    32,200          1,109
SBC Communications, Inc.                                136,300          5,452
Texas Utilities Co.                                      37,000          1,540
U.S. West, Inc. (a)                                      23,700          1,114
WorldCom, Inc. (a)                                       54,200          2,619
                                                                    ----------

                                                                        44,211
                                                                    ----------

TOTAL COMMON STOCKS
(cost $220,457)                                                        261,203
                                                                    ----------
                                                     PRINCIPAL
                                                      AMOUNT
                                                       (000)
                                                     ----------
SHORT-TERM INVESTMENTS - 4.9%
Frank Russell Investment Company
  Money Market Fund,
  due on demand (b)                                  $   12,351         12,351
United States Treasury Notes (b)(c)
   5.250% due 07/31/98                                    1,000          1,000
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $13,351)                                                          13,351
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $233,808)(d) - 99.8%                                  274,554

OTHER ASSETS AND LIABILITIES,
NET - 0.2%                                                                 660
                                                                    ----------

NET ASSETS - 100.0%                                                 $  275,214
                                                                    ----------
                                                                    ----------

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d) See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
NPV - No Par Value

        The accompanying notes are an integral part of the financial statements.

34  Equity Income Fund

EQUITY INCOME FUND

June 30, 1998 (Unaudited)

                                                                    UNREALIZED
                                                        NUMBER     APPRECIATION
                                                          OF      (DEPRECIATION)
                                                       CONTRACTS      (000)
                                                      ----------   ------------
FUTURES CONTRACTS
(Notes 2 and 3)

S&P 500 Index Futures Contracts
  expiration date 09/98                                      35    $       296
S&P Barra Value Futures Contracts
  expiration date 09/98                                      30             31
                                                                   -----------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                                          $       327
                                                                   -----------
                                                                   -----------

(#)  At June 30, 1998, United States Treasury Notes valued at
     $1,000 were held as collateral in connection with futures contracts purchased by the Fund.

      The accompanying notes are an integral part of the financial statements.

                                                        Equity Income Fund  35

EQUITY INCOME FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998 (Unaudited)


                                                                                                                 Amounts in
                                                                                                              thousands (except
                                                                                                              per share amount)
ASSETS
Investments at market (identified cost $233,808)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .      $      274,554
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 555
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,205
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,158
Short-term investments held as collateral for securities loaned, at market (Note 3). . . . . . . . . . .               6,712
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             285,184

LIABILITIES
Payables:
  Investments purchased  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        2,054
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 808
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 217
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  84
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . .                  95
Payable upon return of securities loaned, at market (Note 3) . . . . . . . . . . . .               6,712
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               9,970
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      275,214
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          796
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              16,227
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              40,746
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 327
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  63
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             217,055
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      275,214
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  Class S ($274,635,700 divided by 6,254,333 shares of $.01 par value
     shares of beneficial interest outstanding)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        43.91
                                                                                                              --------------
                                                                                                              --------------
  Class E ($577,904 divided by 13,131 shares of $.01 par value
     shares of beneficial interest outstanding)(Note 1)  . . . . . . . . . . . . . . . . . . . . . . . .      $        44.01
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.

36  Equity Income Fund

EQUITY INCOME FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1998 (Unaudited)

                                                                                                            Amounts in thousands
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          2,508
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 338
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  26
                                                                                                            ----------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,872

EXPENSES (Notes 1, 2 and 4):
  Management fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,021
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  85
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 114
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  12
  Registration fees - Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . .                  30
  Distribution fees - Class E. . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
  Shareholder servicing fees - Class E . . . . . . . . . . . . . . . . . . . . . . .                   1
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  15
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,280
                                                                                                            ----------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,592
                                                                                                            ----------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              22,227
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,261              23,488
                                                                                          --------------

Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,665
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 255               4,920
                                                                                          --------------    ----------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              28,408
                                                                                                            ----------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .    $         30,000
                                                                                                            ----------------
                                                                                                            ----------------

      The accompanying notes are an integral part of the financial statements.

                                                        Equity Income Fund  37

EQUITY INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                Amounts in thousands

                                                                                          FOR THE SIX
                                                                                          MONTHS ENDED           FOR THE
                                                                                          JUNE 30, 1998        YEAR ENDED
                                                                                           (UNAUDITED)      DECEMBER 31, 1997
                                                                                          --------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,592    $          3,241
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              23,488              50,220
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .               4,920               8,353
                                                                                          --------------    ----------------

       Net increase (decrease) in net assets resulting from operations . . . . . . .              30,000              61,814
                                                                                          --------------    ----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
     Class S . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (793)             (3,241)
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  (3)                 --
  In excess of net investment income
     Class S . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  --                 (46)
  Net realized gain on investments
     Class S . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (12,016)            (52,197)
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (17)                (78)
                                                                                          --------------    ----------------

        Total Distributions to Shareholders. . . . . . . . . . . . . . . . . . . . .             (12,829)            (55,562)
                                                                                          --------------    ----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6)  . . .              30,753              25,784
                                                                                          --------------    ----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .              47,924              32,036

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             227,290             195,254
                                                                                          --------------    ----------------
  End of period (including undistributed net investment income of
     $796 at June 30, 1998)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      275,214    $        227,290
                                                                                          --------------    ----------------
                                                                                          --------------    ----------------


        The accompanying notes are an integral part of the financial statements.

38  Equity Income Fund

EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                                     YEAR ENDED DECEMBER 31,
                                                                        ---------------------------------------------------------
                                                               1998*        1997       1996        1995        1994       1993
                                                            ----------  ----------  ----------  ----------  ---------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .  $    41.08  $    40.22  $    38.43  $    32.21  $    35.90 $    35.32
                                                            ----------  ----------  ----------  ----------  ---------- ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . .         .26         .69         .82         .94         .90        .83
  Net realized and unrealized gain (loss) on investments .        4.78       12.11        7.03       10.08        (.70)      3.69
                                                            ----------  ----------  ----------  ----------  ---------- ----------

     Total Income From Investment Operations . . . . . . .        5.04       12.80        7.85       11.02         .20       4.52
                                                            ----------  ----------  ----------  ----------  ---------- ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . .        (.13)       (.69)       (.82)       (.97)       (.89)      (.83)
  In excess of net investment income . . . . . . . . . . .          --        (.01)       (.01)         --          --         --
  Net realized gain on investments . . . . . . . . . . . .       (2.08)     (11.24)      (5.23)      (3.83)      (3.00)     (3.11)
                                                            ----------  ----------  ----------  ----------  ---------- ----------

     Total Distributions . . . . . . . . . . . . . . . . .       (2.21)     (11.94)      (6.06)      (4.80)      (3.89)     (3.94)
                                                            ----------  ----------  ----------  ----------  ---------- ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .  $    43.91  $    41.08  $    40.22  $    38.43  $    32.21 $    35.90
                                                            ----------  ----------  ----------  ----------  ---------- ----------
                                                            ----------  ----------  ----------  ----------  ---------- ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . .       12.64       33.59       21.45       34.76         .69      13.23

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . .     274,636     226,952     195,132     180,116     144,285    149,532

  Ratios to average net assets (%)(b):
     Operating expenses. . . . . . . . . . . . . . . . . .        1.00        1.04        1.07        1.06        1.04       1.05
     Net investment income . . . . . . . . . . . . . . . .        1.24        1.51        2.03        2.51        2.56       2.23

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . .      124.62      139.33      106.40       92.40       89.91      78.72

 *   For the six months ended June 30, 1998 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1998 are annualized.


                                                          Equity Income Fund  39

EQUITY INCOME FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.



                                                                         YEAR ENDED DECEMBER 31,
                                                                         -----------------------
                                                                 1998*         1997       1996**
                                                            ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .  $    41.43   $    40.22   $    41.86
                                                            ----------   ----------   ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . .         .13          .32          .10
  Net realized and unrealized gain (loss) on investments .        4.81        12.20         2.39
                                                            ----------   ----------   ----------

     Total Income From Investment Operations . . . . . . .        4.94        12.52         2.49
                                                            ----------   ----------   ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . .        (.28)        (.07)        (.18)
  Net realized gain on investments . . . . . . . . . . . .       (2.08)      (11.24)       (3.95)
                                                            ----------   ----------   ----------

     Total Distributions . . . . . . . . . . . . . . . . .       (2.36)      (11.31)       (4.13)
                                                            ----------   ----------   ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .  $    44.01   $    41.43   $    40.22
                                                            ----------   ----------   ----------
                                                            ----------   ----------   ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . .       12.30        32.68         6.23(b)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . .         578          338          122

  Ratios to average net assets (%)(c):
     Operating expenses. . . . . . . . . . . . . . . . . .        1.56         1.74         1.77
     Net investment income . . . . . . . . . . . . . . . .         .66          .77         1.50

  Portfolio turnover rate (%)(c) . . . . . . . . . . . . .      124.62       139.33       106.40



 *   For the six months ended June 30, 1998 (Unaudited).
**   For the period November 4, 1996 (commencement of sale) to December 31,
     1996.
(a)  Periods less than one year are not annualized.
(b) Total return represents performance for the period November 4, 1996 to December 31, 1996.
(c) The ratios for the periods ended June 30, 1998 and December 31, 1996 are annualized.


40  Equity Income Fund

QUANTITATIVE EQUITY FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)

                                                       NUMBER        MARKET
                                                         OF          VALUE
                                                       SHARES        (000)
                                                     ---------     ----------
COMMON STOCKS - 97.6%
AUTO AND TRANSPORTATION - 3.8%
AMR Corp. (a)                                          105,000     $    8,741
Bandag, Inc.                                             6,000            234
Burlington Northern, Inc.                                7,800            766
Chrysler Corp.                                          58,400          3,292
CNF Transportation, Inc.                                 4,200            179
Consolidated Freightways Corp. (a)                       1,400             19
Cooper Tire & Rubber Co.                                 9,500            196
CSX Corp.                                               20,500            933
Dana Corp.                                              35,600          1,905
Eaton Corp.                                             30,200          2,348
Echlin, Inc.                                            34,800          1,707
Exide Corp.                                              2,000             34
FDX Corp. (a)                                            2,100            132
Ford Motor Co.                                         143,200          8,449
General Motors Corp.                                    74,400          4,971
Genuine Parts Co.                                       20,800            719
Goodyear Tire & Rubber Co.                              25,200          1,624
Hertz Corp. Class A                                     15,600            691
Hunt (JB) Transportation Services, Inc.                 11,700            417
Kansas City Southern Industries, Inc.                   90,700          4,501
Lear Corp. (a)                                          15,800            811
Meritor Automotive, Inc.                                 5,600            134
Modine Manufacturing Co.                                11,500            398
Navistar International Corp. (a)                        41,500          1,198
Norfolk Southern Corp.                                  34,900          1,040
PACCAR, Inc.                                             2,900            151
Southwest Airlines Co.                                   3,000             89
Union Pacific Corp.                                     23,200          1,024
Wisconsin Central Transportation Corp. (a)               3,100             67
                                                                   ----------

                                                                       46,770
                                                                   ----------

CONSUMER DISCRETIONARY - 11.0%
ACNielsen Corp. (a)                                     18,000            455
AnnTaylor Stores Corp. (a)                              23,100            489
AutoZone Inc. (a)                                       27,800            888
Avon Products, Inc.                                      2,300            178
Best Buy Co. (a)                                        16,800            607
BHC Communications, Inc. Class A                         1,000            140
Black & Decker Corp.                                     8,800            537
Buffets, Inc. (a)                                        9,800            154
Burlington Coat Factory Warehouse Corp.                 18,900            425
Carter-Wallace, Inc.                                       900             16
Cintas Corp.                                             2,200            112
Circuit City Stores, Inc.                               18,100            848
Circus Circus Enterprises, Inc. (a)                     16,200            274
Corporate Express, Inc. (a)                             16,600            210
Darden Restaurants, Inc.                                42,300            672
Dayton Hudson Corp.                                    340,900         16,534
Deluxe Corp.                                            15,700            562
Department 56, Inc. (a)                                 17,700            628
Dillard's, Inc. Class A                                 19,000            787
Disney (Walt) Co.                                       84,500          8,878
Donnelley (R.R.) & Sons Co.                             12,000            549
Eastman Kodak Co.                                       42,500          3,105
EKCO Group, Inc. (a)                                     5,800             46
Enesco Group, Inc.                                       4,800            148
Extended Stay America, Inc. (a)                         11,700            132
Federated Department Stores, Inc. (a)                   39,200          2,109
Fingerhut Cos., Inc.                                    45,100          1,488
Fortune Brands, Inc.                                     7,700            296
Fruit of the Loom, Inc. Class A (a)                    110,900          3,680
Furniture Brands International, Inc. (a)                 9,200            258
Gannett Co., Inc.                                       83,900          5,962
General Nutrition Companies, Inc. (a)                   15,400            479
Grand Casinos, Inc. (a)                                  6,500            109
Hasbro, Inc.                                            31,300          1,230
Home Depot, Inc. (The)                                  93,550          7,770
Host Marriott Corp. (a)                                 69,900          1,245
Huffy Corp.                                              3,500             63
International Game Technology                           19,800            480
Kmart Corp. (a)                                        321,100          6,181
Knight-Ridder, Inc.                                     34,700          1,911
La-Z-Boy Chair Co.                                       7,200            407
Leggett & Platt, Inc.                                   36,400            910
Mattel, Inc.                                            61,100          2,585
May Department Stores Co.                                8,600            563
McClatchy Newspapers, Inc. Class A                         800             28
McDonald's Corp.                                        21,900          1,511
McGraw-Hill, Inc.                                       30,900          2,520
MGM Grand, Inc. (a)                                      9,900            312
Micro Warehouse, Inc. (a)                                8,800            135
Mine Safety Appliances Co.                                 600             43
Mirage Resorts, Inc. (a)                                29,300            624
Newell Co.                                              10,600            528
Nine West Group, Inc. (a)                                3,100             83
Premark International, Inc.                             15,000            484
Promus Hotel Corp. New (a)                              31,727          1,221
QUALCOMM, Inc. (a)                                      10,800            607
Reebok International, Ltd. (a)                          11,400            316
Rubbermaid, Inc.                                        19,300            641
Sears Roebuck & Co.                                     78,800          4,812
Service Corp. International                             44,500          1,908
Shaw Industries, Inc.                                   25,300            446
Snyder Communications, Inc. (a)                         19,500            858
Sunglass Hut International, Inc. (a)                    44,200            486


42  Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

June 30, 1998 (Unaudited)

                                                       NUMBER        MARKET
                                                         OF          VALUE
                                                       SHARES        (000)
                                                     ---------     ----------
Talbots, Inc.                                            2,800     $       73
Time Warner, Inc.                                       90,700          7,749
Times Mirror Co. Series A                                7,500            472
TJX Cos., Inc.                                          94,600          2,282
Toys "R" Us, Inc. (a)                                   50,300          1,185
Tribune Co.                                             38,000          2,615
Tricon Global Restaurants, Inc. (a)                     37,300          1,182
Tupperware Corp.                                        28,400            799
V.F. Corp.                                              29,100          1,499
Viacom, Inc. Class B (a)                               130,900          7,625
Viad Corp.                                              98,200          2,725
Wal-Mart Stores, Inc.                                  115,700          7,029
Warnaco Group, Inc. Class A                             25,400          1,078
Washington Post Co. Class B                              1,300            749
Waste Management, Inc.                                  95,700          3,351
Whirlpool Corp.                                         35,000          2,407
                                                                   ----------

                                                                      135,483
                                                                   ----------

CONSUMER STAPLES - 7.7%
Albertson's, Inc.                                       74,100          3,839
American Stores Co.                                     16,000            387
Anheuser-Busch Cos., Inc.                               48,300          2,279
Block Drug Co., Inc. Class A                             4,724            178
Coca-Cola Co. (The)                                    110,600          9,456
Dean Foods Co.                                          15,000            824
Fleming Cos., Inc.                                      14,100            248
Flowers Industries, Inc.                                35,000            715
General Mills, Inc.                                      3,800            260
Gillette Co.                                           112,400          6,372
Hannaford Brothers Co.                                   8,000            352
Heinz (H.J.) Co.                                        26,400          1,482
Hormel (George A.) & Co. - Hormel Foods Corp.            2,200             76
Interstate Bakeries Corp.                               22,000            730
Kellogg Co.                                             21,600            811
Kroger Co. (a)                                          48,500          2,079
Nabisco Holdings Corp. Class A                           4,400            159
PepsiCo, Inc.                                          153,400          6,318
Philip Morris Cos., Inc.                               261,700         10,304
Procter & Gamble Co.                                   139,000         12,658
Quaker Oats Co.                                         98,900          5,433
Ralston-Purina Group                                    11,500          1,343
RJR Nabisco Holdings Corp.                             123,500          2,933
Safeway, Inc. (a)                                      239,870          9,760
Sara Lee Corp.                                           6,300            352
Seagram Co., Ltd.                                       58,600          2,399
SuperValu, Inc.                                          6,000            266
Tyson Foods, Inc. Class A                               16,700            362
Unilever NV                                            133,600         10,546
Universal Corp.                                         40,000          1,496
Whitman Corp.                                            2,100             49
                                                                   ----------

                                                                       94,466
                                                                   ----------

FINANCIAL SERVICES - 19.8%
AFLAC, Inc.                                             11,800            358
Ahmanson (H.F.) & Co.                                   42,100          2,989
Allstate Corp.                                          87,579          8,019
Ambac Financial Group, Inc.                             23,800          1,392
American Express Co.                                    30,500          3,477
American International Group, Inc.                     183,900         26,849
American National Insurance Co.                            500             52
AmSouth Bancorp                                         44,250          1,740
Associated Banc-Corp.                                    4,700            177
Associates First Capital Corp. Class A                  59,046          4,539
BankAmerica Corp.                                      244,000         21,091
Bankers Trust New York Corp.                            58,600          6,801
Bear Stearns Cos., Inc.                                 81,526          4,637
Beneficial Corp.                                         6,000            919
Block (H&R) Co., Inc.                                   14,400            607
Capital One Financial Corp.                              4,400            546
Charter One Financial, Inc.                             12,300            413
CIGNA Corp.                                             58,700          4,050
Citicorp                                                44,200          6,597
City National Corp.                                     23,300            861
Colonial BancGroup, Inc.                                 3,200            103
Comdisco, Inc.                                          76,200          1,448
Comerica, Inc.                                          72,450          4,800
Conseco, Inc.                                           31,700          1,482
ContiFinancial Corp. (a)                                 3,800             88
Crescent Real Estate Equities, Inc.                     19,400            652
Dime Bancorp, Inc.                                      61,600          1,844
Dow Jones & Co., Inc.                                   13,400            747
DST Systems, Inc. (a)                                    7,100            398
Dun & Bradstreet Corp.                                  77,200          2,789
Edwards (A.G.), Inc.                                    42,000          1,793
Equifax, Inc.                                           25,100            911
Equitable Companies, Inc.                               79,500          5,958
Federal Home Loan Mortgage Corp.                       217,400         10,231
Federal National Mortgage Association                  144,500          8,778
Financial Security Assurance Holdings, Ltd.              2,800            165
FINOVA Group, Inc.                                       4,400            249
First Chicago NBD Corp.                                 12,752          1,130
First Data Corp.                                        53,400          1,779


                                                    Quantitative Equity Fund  43

QUANTITATIVE EQUITY FUND

June 30, 1998 (Unaudited)

                                                       NUMBER        MARKET
                                                         OF          VALUE
                                                       SHARES        (000)
                                                     ---------     ----------
First Tennessee National Corp.                           9,100     $      287
First Union Corp.                                       83,700          4,876
Firstar Corp.                                           10,400            395
Fleet Financial Group, Inc.                                140             12
Fremont General Corp.                                    3,500            190
GATX Corp.                                              11,400            500
Golden West Financial Corp.                             27,600          2,934
Greenpoint Financial Corp.                               6,300            237
HRPT Properties Trust                                   31,500            593
Huntington Bancshares, Inc.                             13,300            445
Kansas City Life Insurance Co.                           1,300            118
KeyCorp                                                 33,000          1,176
Lehman Brothers Holdings, Inc.                          76,000          5,895
Lincoln National Corp.                                  29,600          2,705
Long Island Bancorp, Inc.                                5,300            321
M & T Bank Corp. (a)                                       600            332
Marsh & McLennan Cos., Inc.                            117,600          7,107
Marshall & Ilsley Corp.                                  2,100            107
MBIA, Inc.                                              11,600            869
Merrill Lynch & Co., Inc.                               17,600          1,624
Money Store, Inc.                                        3,800            130
Morgan (J.P.) & Co., Inc.                               13,600          1,593
Morgan Stanley, Dean Witter, Discover and Co.          148,750         13,592
National City Corp.                                     33,260          2,361
National Commerce Bancorp                                3,200            134
NationsBank Corp.                                      199,609         15,270
North Fork Bancorporation, Inc.                         34,650            847
Norwest Corp.                                           10,800            404
Ocwen Financial Corp. (a)                                4,200            113
Ohio Casualty Corp.                                      1,200             53
Old Republic International Corp.                        63,225          1,853
Pacific Century Financial Corp.                          7,200            173
PaineWebber Group, Inc.                                  2,700            116
Peoples Heritage Financial Group                         5,900            139
PMI Group, Inc. (The)                                    1,600            117
PNC Bank Corp.                                           4,905            264
Provident Financial Group, Inc.                          2,900            132
Republic New York Corp.                                 12,200            768
Riggs National Corp.                                     1,100             32
Ryder System, Inc.                                       6,700            211
SAFECO Corp.                                            14,100            640
SLM Holding Corp.                                        2,500            123
SouthTrust Corp.                                        76,350          3,321
Sovereign Bancorp, Inc.                                 12,100            197
St. Paul Cos., Inc.                                     12,400            522
Star Banc Corp.                                         16,200          1,035
SunTrust Banks, Inc.                                    26,900          2,187
TCF Financial Corp.                                      6,600            195
Trans Financial, Inc.                                    5,800            332
Transamerica Financial Corp.                             2,900            334
Travelers Property Casualty Corp. Class A               80,000          3,430
Travelers, Inc.                                        249,557         15,129
United Asset Management Corp.                            1,200             31
UNUM Corp.                                              13,800            766
Washington Federal, Inc.                                 4,500            124
Washington Mutual, Inc.                                 32,900          1,426
Wells Fargo & Co.                                        9,100          3,357
Zions Bancorp                                           16,300            866
                                                                   ----------

                                                                      244,499
                                                                   ----------

HEALTH CARE - 11.2%
Aetna, Inc.                                             11,400            868
Allergan, Inc.                                          13,200            612
ALZA Corp. (a)                                          15,000            649
American Home Products Corp.                           194,200         10,050
Amgen, Inc. (a)                                            500             33
Bausch & Lomb, Inc.                                      3,700            185
Baxter International, Inc.                              11,600            624
Bergen Brunswig Corp. Class A                           20,500            951
Beverly Enterprises, Inc. New (a)                       66,600            920
Boston Scientific Corp. (a)                             28,600          2,048
Bristol-Myers Squibb Co.                               168,100         19,321
Cardinal Health, Inc.                                   47,950          4,495
Chiron Corp. (a)                                        15,700            246
Columbia/HCA Healthcare Corp.                           77,700          2,263
Forest Labs, Inc. (a)                                   16,200            583
Genesis Health Ventures, Inc. (a)                       27,000            675
HBO & Co.                                              110,400          3,892
Health Care & Retirement Corp. (a)                      16,600            655
HEALTHSOUTH Corp. (a)                                   87,000          2,322
Humana, Inc. (a)                                        64,700          2,018
Immune Response Corp. (a)                               40,400            603
Integrated Health Services, Inc.                        20,400            765
IVAX Corp. (a)                                          14,800            137
Johnson & Johnson                                      152,900         11,276
Lilly (Eli) & Co.                                        3,600            238
McKesson Corp.                                          30,600          2,486
Merck & Co., Inc.                                      166,270         22,239
Mylan Laboratories, Inc.                               184,300          5,541
NovaCare, Inc. (a)                                      19,100            224
Olsten Corp.                                             4,100             46
Omnicare, Inc.                                          26,500          1,010
PacifiCare Health Systems, Inc. Class B (a)             43,700          3,859


44  Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

June 30, 1998 (Unaudited)

                                                       NUMBER        MARKET
                                                         OF          VALUE
                                                       SHARES        (000)
                                                     ---------     ----------
Pfizer, Inc.                                            11,800     $    1,283
Schering-Plough Corp.                                  119,400         10,940
Shared Medical Systems                                   6,600            485
Tenet Healthcare Corp. (a)                             120,900          3,778
United Healthcare Corp.                                132,500          8,414
Warner-Lambert Co.                                     135,500          9,400
Watson Pharmaceuticals, Inc. (a)                         6,500            303
Wellpoint Health Networks, Inc. Class A (a)             25,100          1,858
                                                                   ----------

                                                                      138,295
                                                                   ----------

INTEGRATED OILS - 5.1%
Amoco Corp.                                             17,800            741
Ashland, Inc.                                           48,900          2,524
Atlantic Richfield Co.                                  42,900          3,352
Coastal Corp.                                           24,000          1,676
Enron Corp.                                             16,400            887
Exxon Corp.                                            404,644         28,856
Lyondell Petrochemical Co.                               7,800            237
Mobil Corp.                                            125,800          9,639
Pennzoil Co.                                            17,700            896
Phillips Petroleum Co.                                 134,100          6,462
Royal Dutch Petroleum Co.                               25,400          1,392
Sun Co., Inc.                                            6,300            245
Tenneco, Inc.                                          107,600          4,096
Tesoro Petroleum Corp. (a)                               1,600             25
Texaco, Inc.                                            21,700          1,295
Unocal Corp.                                             7,500            268
                                                                   ----------

                                                                       62,591
                                                                   ----------

MATERIALS AND PROCESSING - 5.6%
Albemarle Corp.                                          4,100             90
Alcan Aluminum, Ltd.                                    31,400            867
Allegheny Teldyne, Inc.                                 24,400            558
Aluminum Co. of America                                 23,300          1,536
Arco Chemical Co.                                       10,300            591
Avery Dennison Corp.                                     6,400            344
Ball Corp.                                               1,400             56
Bethlehem Steel Corp. (a)                              110,400          1,373
Boise Cascade Corp.                                      3,900            128
Burlington Industries, Inc. (a)                          6,700             94
Catellus Development Corp. (a)                          19,800            350
Champion International Corp.                             2,900            143
Cleveland-Cliffs, Inc.                                   1,200             64
Consolidated Papers, Inc.                               10,000            273
Crompton & Knowles Corp.                                68,200          1,718
Cytec Industries, Inc. (a)                               3,200            142
Dow Chemical Co.                                       140,900         13,623
du Pont (E.I.) de Nemours & Co.                         97,300          7,261
Ecolab, Inc.                                             4,300            133
Engelhard Corp.                                         58,700          1,189
Fluor Corp.                                             36,200          1,846
Fort James Corp.                                        21,400            952
Freeport-McMoRan Copper & Gold, Inc. Class B            20,200            307
Georgia Gulf Corp.                                       1,900             43
Georgia-Pacific Group                                   44,000          2,593
Georgia-Pacific Timber Group                            47,100          1,086
Goodrich (B.F.) Co.                                     62,410          3,097
Harsco Corp.                                            19,700            903
Illinois Tool Works, Inc.                                9,200            614
Kimberly-Clark Corp.                                    62,200          2,853
Lafarge Corp.                                           12,700            499
Louisiana Pacific Corp.                                 15,200            277
Masco Corp.                                             36,700          2,220
Mead Corp.                                              16,600            527
Millennium Chemicals, Inc.                              46,900          1,589
Monsanto Co.                                            87,700          4,900
Nucor Corp.                                             22,600          1,040
Owens-Corning Fiberglas Corp.                           12,600            514
Pentair, Inc.                                            7,600            323
Reynolds Metals Co.                                      9,500            531
Rohm & Haas Co.                                          6,000            624
Rouse Co. (The)                                          2,400             75
Sherwin-Williams Co.                                     1,000             33
Sigma Aldrich Corp.                                     25,200            885
Solutia, Inc.                                           41,600          1,193
Stone Container Corp. (a)                               33,300            520
Temple-Inland, Inc.                                      9,000            485
Tyco International, Ltd.                                79,900          5,034
UCAR International, Inc. (a)                             3,700            108
Unifi, Inc.                                             11,200            384
Union Camp Corp.                                        30,600          1,519
Union Carbide Corp.                                      9,100            486
USX-U.S. Steel Group                                    11,800            389
Vulcan Materials Co.                                       400             44
Wellman, Inc.                                            8,200            187
Witco Corp.                                              1,500             45
                                                                   ----------

                                                                       69,258
                                                                   ----------


                                                    Quantitative Equity Fund  45

QUANTITATIVE EQUITY FUND

June 30, 1998 (Unaudited)

                                                       NUMBER        MARKET
                                                         OF          VALUE
                                                       SHARES        (000)
                                                     ---------     ----------
MISCELLANEOUS - 0.0%
Ventas, Inc. (a)                                         9,000     $      124
                                                                   ----------

                                                                          124
                                                                   ----------

OTHER ENERGY - 1.7%
AES Corp. (a)                                           29,000          1,524
Anadarko Petroleum Corp.                                 1,500            101
Apache Corp.                                             6,900            217
Baker Hughes, Inc.                                      63,530          2,196
Burlington Resources, Inc.                               1,300             56
Camco International, Inc.                                9,400            732
Cooper Cameron Corp. (a)                                 8,100            413
Diamond Offshore Drilling, Inc.                         10,400            416
El Paso Natural Gas Co.                                 13,000            497
ENSCO International, Inc.                               44,200            768
Halliburton Co.                                         34,700          1,546
Helmerich & Payne, Inc.                                 45,800          1,019
Input/Output, Inc. (a)                                   2,800             50
MarketSpan Corp. (a)                                    85,448          2,558
McDermott International, Inc.                           46,900          1,615
Octel Corp. (a)                                          1,700             34
ONEOK, Inc.                                             15,900            634
R&B Falcon Corp. (a)                                    18,700            423
Schlumberger, Ltd.                                      43,800          2,992
Sempra Energy (a)                                       26,700            741
Tosco Corp.                                             26,700            784
Ultramar Diamond Shamrock Corp.                          7,700            243
Union Pacific Resources Group, Inc.                     33,500            588
Valero Energy Corp.                                     14,400            480
Western Atlas, Inc. (a)                                  6,000            510
                                                                   ----------

                                                                       21,137
                                                                   ----------

PRODUCER DURABLES - 8.1%
AGCO Corp.                                              33,300            685
AlliedSignal, Inc.                                     109,100          4,841
Applied Materials, Inc. (a)                             32,300            953
Boeing Co.                                             170,100          7,580
Case Corp.                                              14,800            714
Caterpillar, Inc.                                      210,500         11,130
Cincinnati Milacron, Inc.                                3,600             88
Coltec Industries, Inc. (a)                             22,600            449
Crane Co.                                                3,300            160
Cummins Engine Co., Inc.                                 2,200            113
Deere & Co.                                            119,000          6,292
Dover Corp.                                             54,000          1,850
EG&G, Inc.                                              20,600            618
Emerson Electric Co.                                    31,400          1,896
Foster Wheeler Corp.                                     5,200            111
General Electric Co.                                   221,700         20,175
Grainger (W.W.), Inc.                                   26,200          1,305
Gulfstream Aerospace Corp. (a)                          37,300          1,734
Honeywell, Inc.                                         12,900          1,078
Ingersoll-Rand Co.                                      81,450          3,589
ITT Industries, Inc.                                    46,700          1,745
Johnson Controls, Inc.                                  15,400            881
Lexmark International Group, Inc. Class A (a)           47,500          2,898
Litton Industries, Inc. (a)                              4,900            289
Lockheed Martin Corp.                                   15,300          1,620
Molex, Inc.                                              1,300             33
National Service Industries, Inc.                       17,500            890
Northern Telecom, Ltd.                                  35,000          1,986
Parker-Hannifin Corp.                                   37,700          1,437
Perkin-Elmer Corp.                                      10,100            628
Pitney Bowes, Inc.                                     109,500          5,270
Pulte Corp.                                             20,600            615
Raychem Corp.                                           32,200            952
Republic Industries, Inc. (a)                          131,400          3,285
Rockwell International Corp.                             8,600            413
Sensormatic Electronics Corp. (a)                       16,800            235
Snap-On Tools Corp.                                     35,100          1,272
Solectron Corp. (a)                                      8,800            370
Sundstrand Corp.                                         7,000            401
Tektronix, Inc.                                          4,700            166
Thermo Electron Corp. (a)                               61,300          2,096
Thermo Instrument Systems, Inc. (a)                      8,800            231
Thomas & Betts Corp.                                    22,800          1,123
United Technologies Corp.                               33,600          3,108
Xerox Corp.                                             25,500          2,592
                                                                   ----------

                                                                       99,897
                                                                   ----------

TECHNOLOGY - 11.2%
3Com Corp.v (a)                                         21,800            669
ADC Telecommunications, Inc. (a)                        23,700            865
Anixter International, Inc. (a)                         35,900            684
Apple Computer, Inc. (a)                               297,700          8,540
Autodesk, Inc.                                          24,500            942
AVX Corp.                                               16,500            265
Bay Networks, Inc. (a)                                  43,900          1,416
C-Cube Microsystems, Inc. (a)                           46,700            864
Cabletron Systems, Inc. (a)                              7,400             99
Cisco Systems, Inc. (a)                                110,100         10,136
COMPAQ Computer Corp.                                  126,120          3,579
CompUSA, Inc. (a)                                       15,100            273
Computer Associates International, Inc.                 53,000          2,945
Computer Sciences Corp.                                 19,300          1,235


46  Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

June 30, 1998 (Unaudited)

                                                       NUMBER        MARKET
                                                         OF          VALUE
                                                       SHARES        (000)
                                                     ---------     ----------
Comverse Technology, Inc. (a)                           47,600     $    2,469
Cooper Industries, Inc.                                 53,300          2,928
Dell Computer Corp. (a)                                 27,900          2,588
Electronic Data Systems Corp.                           83,800          3,352
EMC Corp. (a)                                           95,400          4,275
General Dynamics Corp.                                  92,400          4,297
Gerber Scientific, Inc.                                  1,100             25
Harris Corp.                                            15,000            670
Informix Corp. (a)                                     236,600          1,863
Ingram Micro, Inc. Class A (a)                          23,300          1,031
Intel Corp.                                            202,300         14,983
International Business Machines Corp.                   83,700          9,610
LSI Logic Corp. (a)                                     35,300            814
Lucent Technologies, Inc.                              107,000          8,901
Microsoft Corp. (a)                                    178,500         19,345
Motorola, Inc.                                          41,800          2,197
NCR Corp. (a)                                           24,000            780
Novell, Inc. (a)                                       472,500          6,024
Oracle Systems Corp. (a)                               114,000          2,793
Quantum Corp. (a)                                       15,400            319
SCI Systems, Inc. (a)                                   47,600          1,791
Sterling Software, Inc. (a)                             51,600          1,525
Storage Technology Corp. (a)                            35,400          1,535
Sun Microsystems, Inc. (a)                             102,500          4,452
Symantec Corp. (a)                                       5,500            143
Symbol Technologies, Inc.                               31,350          1,183
Tech Data Corp. (a)                                     29,700          1,273
Texas Instruments, Inc.                                 40,000          2,333
Textron, Inc.                                            9,600            688
Vishay Intertechnology, Inc. (a)                        46,470            834
Xilinx, Inc. (a)                                         7,200            246
                                                                   ----------

                                                                      137,779
                                                                   ----------

UTILITIES - 12.4%
Airtouch Communications, Inc. (a)                       71,500          4,178
Allegheny Energy, Inc.                                  13,200            398
Ameren Corp.                                            12,500            497
American Electric Power Co., Inc.                       22,900          1,039
American Water Works, Inc.                              31,100            964
Ameritech Corp.                                        149,500          6,709
AT&T Corp.                                             364,900         20,845
Baltimore Gas & Electric Co.                            46,100          1,432
Bell Atlantic Corp.                                    250,014         11,407
BellSouth Corp.                                        168,100         11,284
Carolina Power & Light Co.                              34,600          1,501
Central & Southwest Corp.                               70,500          1,895
Cincinnati Bell, Inc.                                   14,300            409
CINergy Corp.                                           17,900            627
CMS Energy Corp.                                        10,900            480
Columbia Gas System, Inc.                               32,450          1,805
Comcast Corp. Special Class A                           59,300          2,405
Comsat Corp. Series 1                                   66,300          1,877
Consolidated Natural Gas Co.                             7,800            459
Dominion Resources, Inc.                                19,500            795
DTE Energy Co.                                          87,500          3,533
Energy East Corp. (a)                                   60,600          2,522
Entergy Corp.                                           24,500            704
FPL Group, Inc.                                         80,200          5,053
Frontier Corp.                                          20,000            630
GPU, Inc.                                               29,400          1,112
GTE Corp.                                              113,200          6,297
Houston Industries, Inc.                                70,900          2,189
K N Energy, Inc.                                        25,300          1,371
Kansas City Power & Light Co.                            7,400            215
MCI Communications Corp.                                34,000          1,974
New Century Energies, Inc.                              11,800            536
New England Electric System                              7,400            320
Northern States Power Co.                               17,200            492
OGE Energy Corp.                                        18,000            486
Paging Network, Inc. (a)                                56,800            792
Peco Energy Co.                                         24,500            715
PG&E Corp.                                             213,200          6,729
Pinnacle West Capital Corp.                             42,800          1,926
PP&L Resources, Inc.                                    21,900            497
Public Service Enterprise Group, Inc.                   55,300          1,904
SBC Communications, Inc.                               315,290         12,612
Southern Co.                                            33,400            925
Southwest Gas Corp.                                     13,100            320
Sprint Corp.                                            22,600          1,593
Tele-Communications TCI Ventures Group Series A (a)     65,500          1,310
Tele-Communications, Inc. Class A (a)                   41,800          1,604
Tele-Communications, Inc. Series A (a)                  75,800          2,942
Texas Utilities Co.                                     78,400          3,263
U.S. West, Inc. (a)                                     21,500          1,011
UtiliCorp United, Inc.                                  37,900          1,428
Western Resources, Inc.                                  6,800            264
Wisconsin Energy Corp.                                  12,600            383
WorldCom, Inc. (a)                                     281,900         13,619
                                                                   ----------

                                                                      152,277
                                                                   ----------

TOTAL COMMON STOCKS
(cost $872,946)                                                     1,202,576
                                                                   ----------

                                                    Quantitative Equity Fund  47

QUANTITATIVE EQUITY FUND

June 30, 1998 (Unaudited)

                                                     PRINCIPAL       MARKET
                                                      AMOUNT         VALUE
                                                      (000)          (000)
                                                     ---------     ----------
SHORT-TERM INVESTMENTS - 2.3%
Frank Russell Investment Company
  Money Market Fund,
  due on demand (b)                                  $  26,304     $   26,304
United States Treasury Notes (b)(c)
     5.250% due 07/31/98                                 2,100          2,100
                                                                   ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $28,404)                                                         28,404
                                                                   ----------

TOTAL INVESTMENTS
(identified cost $901,350)(d) - 99.9%                               1,230,980

OTHER ASSETS AND LIABILITIES,
NET - 0.1%                                                              1,115
                                                                   ----------

NET ASSETS - 100.0%                                                $1,232,095
                                                                   ----------
                                                                   ----------

(a) Nonincome-producing security.
(b) At cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d) See Note 2 for federal income tax information.

ABBREVIATIONS:
NV - Nonvoting


                                                                    UNREALIZED
                                                        NUMBER     APPRECIATION
                                                          OF      (DEPRECIATION)
                                                       CONTRACTS      (000)
                                                      ----------  --------------

FUTURES CONTRACTS
(Notes 2 and 3)

S&P 500 Index Futures Contracts
  expiration date 09/98                                     29    $       825
S&P 400 Midcap Index Futures Contracts
  expiration date 09/98                                     84            122
                                                                  -----------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                                         $       947
                                                                  -----------
                                                                  -----------

(#)  At June 30, 1998, United States Treasury Notes valued at
     $2,100 were held as collateral in connection with futures contracts purchased by the Fund.


        The accompanying notes are an integral part of the financial statements.

48  Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998 (Unaudited)

                                                                                                                 Amounts in
                                                                                                              thousands (except
                                                                                                              per share amount)
ASSETS
Investments at market (identified cost $901,350)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . .     $    1,230,980
Receivables:
  Dividends and interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              1,618
  Investments sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              8,605
  Fund shares sold. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,514
Short term investments held as collateral for securities loaned, at market (Note 3) . . . . . . . . . . .             29,124
                                                                                                              --------------

  Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1,274,841

LIABILITIES
Payables:
  Bank overdraft . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          155
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              10,189
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,104
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 830
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 161
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . .                 183
Payable upon return of securities loaned, at market (Note 3) . . . . . . . . . . . .              29,124
                                                                                          --------------

     Total Liabilities. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             42,746
                                                                                                              --------------

NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    1,232,095
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $        2,050
Accumulated net realized gain (loss). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             41,824
Unrealized appreciation (depreciation) on:
  Investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            329,630
  Futures contracts . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                947
Shares of beneficial interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                295
Additional paid-in capital. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            857,349
                                                                                                              --------------

NET ASSETS. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $    1,232,095
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  Class S ($1,229,187,982 divided by 29,402,894 shares of $.01 par value
    shares of beneficial interest outstanding). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $        41.80
                                                                                                              --------------
                                                                                                              --------------
  Class E ($2,907,175 divided by 69,725 shares of $.01 par value
    shares of beneficial interest outstanding)(Note 1). . . . . . . . . . . . . . . . . . . . . . . . . .     $        41.69
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.

                                                    Quantitative Equity Fund  49

QUANTITATIVE EQUITY FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1998 (Unaudited)


                                                                                                           Amounts in thousands
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         $              8,288
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . .                          797
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                           56
                                                                                                           --------------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        9,141

EXPENSES (Notes 1, 2 and 4):
  Management fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $       4,371
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               202
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               217
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                14
  Registration fees - Class S. . . . . . . . . . . . . . . . . . . . . . . . . .                78
  Distribution fees - Class E. . . . . . . . . . . . . . . . . . . . . . . . . .                 4
  Shareholder servicing fees - Class E . . . . . . . . . . . . . . . . . . . . .                 3
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 2
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                33
                                                                                     -------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        4,924
                                                                                                           --------------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                        4,217
                                                                                                           --------------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            56,054
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             3,099                       59,153
                                                                                     -------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           105,162
Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               829                      105,991
     . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     -------------         --------------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      165,144
                                                                                                           --------------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . .         $            169,361
                                                                                                           --------------------
                                                                                                           --------------------


        The accompanying notes are an integral part of the financial statements.

50  Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                                Amounts in thousands

                                                                                           FOR THE SIX
                                                                                          MONTHS ENDED           FOR THE
                                                                                          JUNE 30, 1998        YEAR ENDED
                                                                                           (UNAUDITED)      DECEMBER 31, 1997
                                                                                        ----------------    -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          4,217    $           8,796
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . .                59,153              131,310
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . .               105,991               93,591
                                                                                        ----------------    -----------------

     Net increase (decrease) in net assets resulting from operations . . . . . . .               169,361              233,697
                                                                                        ----------------    -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
     Class S . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (2,139)              (8,794)
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    (5)                  (2)
  In excess of net investment income
     Class S . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                    --                  (23)
  Net realized gain on investments
     Class S . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (23,216)            (145,647)
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   (53)                (311)
                                                                                        ----------------    -----------------

        Total Distributions to Shareholders. . . . . . . . . . . . . . . . . . . .               (25,413)            (154,777)
                                                                                        ----------------    -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6)  . .                88,923              256,057
                                                                                        ----------------    -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . .               232,871              334,977

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               999,224              664,247
                                                                                        ----------------    -----------------
  End of period (including undistributed net investment income of
     $2,050 and accumulated distributions in excess of net investment
     income of $23, respectively)                                                       $      1,232,095    $         999,224
                                                                                        ----------------    -----------------
                                                                                        ----------------    -----------------

        The accompanying notes are an integral part of the financial statements.

                                                    Quantitative Equity Fund  51

QUANTITATIVE EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                                     YEAR ENDED DECEMBER 31,
                                                                        -----------------------------------------------------
                                                              1998*       1997       1996        1995       1994       1993
                                                           ---------- ----------  ---------- ---------- ---------- ----------

NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . .   $    36.78 $    33.05  $    30.76 $    24.84 $    26.44 $    25.82
                                                           ---------- ----------  ---------- ---------- ---------- ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . .          .15        .38         .51        .50        .49        .45
  Net realized and unrealized gain (loss) on investments         5.78      10.00        6.24       8.72       (.19)      2.69
                                                           ---------- ----------  ---------- ---------- ---------- ----------

     Total Income From Investment Operations . . . . . .         5.93      10.38        6.75       9.22        .30       3.14
                                                           ---------- ----------  ---------- ---------- ---------- ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . .         (.08)      (.38)       (.51)      (.51)      (.49)      (.45)
  Net realized gain on investments . . . . . . . . . . .         (.83)     (6.27)      (3.95)     (2.79)     (1.41)     (2.07)
                                                           ---------- ----------  ---------- ---------- ---------- ----------

     Total Distributions . . . . . . . . . . . . . . . .         (.91)     (6.65)      (4.46)     (3.30)     (1.90)     (2.52)
                                                           ---------- ----------  ---------- ---------- ---------- ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . .   $    41.80 $    36.78  $    33.05 $    30.76 $    24.84 $    26.44
                                                           ---------- ----------  ---------- ---------- ---------- ----------
                                                           ---------- ----------  ---------- ---------- ---------- ----------

TOTAL RETURN (%)(a)  . . . . . . . . . . . . . . . . . .        16.32      32.70       23.08      37.69        .19      12.56

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . .    1,229,188    996,880     663,925    488,948    380,592    314,647

  Ratios to average net assets (%)(b):
     Operating expenses. . . . . . . . . . . . . . . . .          .87        .91         .93        .93        .94        .98
     Net investment income . . . . . . . . . . . . . . .          .75       1.04        1.59       1.71       1.95       1.68

  Portfolio turnover rate (%)(b) . . . . . . . . . . . .        77.26      87.67       74.33      78.83      45.97      62.48

*   For the six months ended June 30, 1998 (Unaudited).
(a) Periods less than one year are not annualized.
(b) The ratios for the period ended June 30, 1998 are annualized.


52  Quantitative Equity Fund

QUANTITATIVE EQUITY FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                                                   YEAR ENDED DECEMBER 31,
                                                                                                 ----------------------------
                                                                                      1998*           1997           1996**
                                                                                  ------------   ------------    ------------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . . . . .  $      36.80   $      33.05    $      33.81
                                                                                  ------------   ------------    ------------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .           .03            .14             .05
  Net realized and unrealized gain (loss) on investments . . . . . . . . . . . .          5.77           9.95            1.87
                                                                                  ------------   ------------    ------------

     Total Income From Investment Operations . . . . . . . . . . . . . . . . . .          5.80          10.09            1.92
                                                                                  ------------   ------------    ------------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (.08)          (.07)           (.08)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . .          (.83)         (6.27)          (2.60)
                                                                                  ------------   ------------    ------------

     Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . . . . .          (.91)         (6.34)          (2.68)
                                                                                  ------------   ------------    ------------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . . . . .  $      41.69   $      36.80    $      33.05
                                                                                  ------------   ------------    ------------
                                                                                  ------------   ------------    ------------

TOTAL RETURN (%)(a)  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .         15.99          31.70            5.91(b)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . . . . .         2,907          2,344             322

  Ratios to average net assets (%)(c):
     Operating expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . .          1.45           1.59            1.65
     Net investment income . . . . . . . . . . . . . . . . . . . . . . . . . . .           .17            .33             .81

Portfolio turnover rate (%)(c) . . . . . . . . . . . . . . . . . . . . . . . . .         77.26          87.67           74.33

*   For the six months ended June 30, 1998 (Unaudited).
**  For the period November 4, 1996 (commencement of sale) to December 31, 1996.
(a) Periods less than one year are not annualized.
(b) Total return represents performance for the period November 4, 1996 to December 31, 1996.
(c) The ratios for the periods ended June 30, 1998 and December 31, 1996 are annualized.


                                                    Quantitative Equity Fund  53

INTERNATIONAL SECURITIES FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
COMMON STOCKS - 91.2%
ARGENTINA - 0.1%
Banco de Galicia y Buenos Aires Class B - ADR             4,006     $       73
Banco Frances del Rio la Plata - ADR                      5,554            127
Naviera Perez Companc Class B                            21,372            107
Sociedad Comercial del Plata - ADR                        1,296             14
Telefonica de Argentina Class B - ADR                     5,550            180
YPF Sociedad Anonima Class D - ADR                       11,612            350
                                                                    ----------

                                                                           851
                                                                    ----------

AUSTRALIA - 2.2%
Amcor, Ltd.                                             238,100          1,045
AMP, Ltd. (a)                                            20,309            238
Australia & New Zealand Bank Group, Ltd.                728,577          5,038
Australian Gas & Light Co.                               25,740            161
Boral, Ltd.                                             557,892          1,049
Brambles Industries, Ltd.                                 8,000            157
Broken Hill Proprietary Co.                             144,005          1,220
Caltex Australia                                        100,000            239
Colonial, Ltd (a)                                        31,000             94
Colonial, Ltd. Rights (a)                                 5,200              1
Commonwealth Bank of Australia                           16,837            197
CSR, Ltd.                                               194,000            561
Eastern Aluminum                                        272,000            203
Eltin, Ltd.                                             204,565            166
Fairfax (John)                                           80,000            139
Foster's Brewing Group, Ltd.                            192,400            454
GIO Australia Holdings                                  259,788            668
Goodman Fielder Wattie                                   93,000            136
Lend Lease Corp.                                          6,457            131
Mayne Nickless, Ltd.                                     63,836            339
National Australia Bank, Ltd.                            42,135            557
News Corp.                                              288,310          2,359
Orica, Ltd.                                              60,000            356
Pacific Dunlop, Ltd.                                    456,137            739
Pasminco, Ltd.                                           70,000             53
Pioneer International, Ltd.                             213,500            510
PMP Communications, Ltd.                                165,000            268
Publishing Broadcasting, Ltd.                            36,360            157
RGC, Ltd.                                               138,905            138
Santos, Ltd.                                            250,000            776
Tabcorp Holdings, Ltd.                                   22,000            113
Telstra Corp., Ltd.                                      52,194            134
Western Mining Corp., Ltd.                              437,929          1,321
Westfield Trust (Units)                                 494,000            951
Westfield Trust (Units)(New)(a)                          16,277             31
Westpac Banking Corp.                                   171,751          1,051
Woodside Petroleum, Ltd.                                 20,000            101
Woolworth's, Ltd.                                       123,811            404
                                                                    ----------

                                                                        22,255
                                                                    ----------

AUSTRIA - 0.1%
Bank Austria AG                                           4,000            326
Brau-Union Goess-Reininghaus-Osterreichische Brau         1,346             80
Oester Brau Beteil                                        1,200             71
Voest-Alpine Stahl AG                                    11,000            441
Wienerberger Baustoff                                     1,300            314
                                                                    ----------

                                                                         1,232
                                                                    ----------

BELGIUM - 0.7%
Credit Communal Holding/ Dexia NPV                        1,287            194
Generale de Banque NPV                                      628            466
KBC Bancassurance Holding (a)                            15,600          1,397
Kredietbank NPV                                           2,200            197
PetroFina SA NPV                                            970            398
Tractebel Investments International NPV                  23,208          3,401
UCB Capital NV                                               29            151
Virgin Express Holdings PLC - ADR (a)                    34,350            438
                                                                    ----------

                                                                         6,642
                                                                    ----------

BRAZIL - 0.2%
Centrais Geradoras do Sul do Brasil SA NPV (a)        3,435,180              5
Companhia Brasileira de Distribuicao
  Grupo Pao de Acucar (Regd) - GDR                        4,750            107
Companhia Energetica de Minas Gerais SA - ADR             3,539            112
Eletrobras (centrais) NPV                             3,435,180            101
Telecomunicacoes Brasileiras - ADR                       12,624          1,378
Telecomunicacoes de Sao Paulo - NPV (a)                  37,771              6
Telecomunicacoes Brasileiras SA 1998 Rights (a)          44,709              1
Telesp Celular SA NPV (a)                                37,771              2
Uniao de Bancos Brasileiros SA - GDR                      3,974            117
Usinas Siderurgicas de Minas - ADR                       19,363             97
                                                                    ----------

                                                                         1,926
                                                                    ----------

CANADA - 3.8%
Abitibi-Consolidated, Inc.                               67,000            863
Air Canada, Inc. (a)                                    100,000            894


54  International Securities Fund

INTERNATIONAL SECURITIES FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Alcan Aluminum, Ltd.                                      4,640     $      128
Algoma Steel, Inc. (a)                                   30,000             97
ATI Technologies, Inc. (a)                               78,300          1,030
Barrick Gold Corp. (US Regd)                             27,100            520
BCE, Inc.                                                91,000          3,902
Bombardier, Inc. Class B                                 77,800          2,120
Canadian Airlines Corp. (a)                              45,000            127
Canadian Imperial Bank of Commerce                       24,740            795
Canadian Pacific, Ltd.                                  206,800          5,818
CGI Group, Inc. (a)                                      88,600          1,885
Dofasco, Inc. NPV                                        27,601            449
Donohue, Inc. Class A                                    23,700            536
Edperbrascan Corp. Class A                               26,500            445
Finning International, Inc.                              17,000            155
Geac Computer Corp., Ltd. (a)                            27,525            917
Hudson's Bay Co.                                         50,000          1,145
Imasco, Ltd. IF                                          69,600          1,284
Imperial Oil, Ltd.                                       59,796          1,044
Inco, Ltd.                                               66,087            900
Moore Corp., Ltd.                                       120,100          1,591
National Bank of Canada                                  65,500          1,280
Noranda, Inc.                                           100,600          1,736
Nova Scotia Power, Inc.                                  22,500            297
Potash Corp. of Saskatchewan, Inc.                       21,400          1,611
Rogers Communications, Inc. Class B (a)                  70,000            623
Royal Bank of Canada                                     37,520          2,256
Stelco, Inc. Series A                                    56,800            405
Suncor, Inc. NPV                                          3,790            129
The Seagram Co., Ltd.                                    51,300          2,090
Torstar Corp. Class B                                    15,600            498
Westcoast Energy, Inc.                                   20,500            456
                                                                    ----------

                                                                        38,026
                                                                    ----------

CHILE - 0.0%
Chilectra SA - ADR                                        4,271             92
Enersis SA - ADR                                          1,783             43
Santa Isabel SA - ADR                                       918             10
                                                                    ----------

                                                                           145
                                                                    ----------

CHINA - 0.0%
Huaneng Power International, Inc. Series N - ADR (a)     12,000            161
                                                                    ----------

                                                                           161
                                                                    ----------

CZECH REPUBLIC - 0.0%
SPT Telecom AS (a)                                        5,800             80
                                                                    ----------

                                                                            80
                                                                    ----------

DENMARK - 0.6%
Bang & Olufsen Holding Series B                          10,000            721
Coloplast AS Class B (Regd)                               5,250            516
Danisco                                                  14,300            962
Den Danske Bank                                           1,285            154
GN Store Nord A/S                                        28,700            877
Jyske Bank AS (Regd)                                      7,700            909
Tele Danmark AS Series B                                    840             81
Tele Danmark Class B - ADR                               39,100          1,843
Unidanmark Class A (Regd)                                 1,120            100
                                                                    ----------

                                                                         6,163
                                                                    ----------

FINLAND - 1.2%
Enso OY Series A                                         82,500            893
Kesko                                                    68,300          1,078
Kymmene OY                                               66,000          1,818
Metsa-Serla Oyj Series B                                 91,000            880
Neste                                                     3,000             93
Nokia Oyj Series A                                       26,488          1,950
Orion-yhtyma OY Series B                                 18,210            561
Outokumpu OY Class A                                     37,200            475
OY Tamro AB                                              34,700            225
Pohjola Series B                                          9,600            478
Rauma Group (The)                                         9,300            191
Rautaruukki OY                                          102,200            783
Sampo Insurance Co., Ltd.  Series A                      18,000            855
Valmet Corp. Series A                                    66,600          1,149
                                                                    ----------

                                                                        11,429
                                                                    ----------

FRANCE - 11.8%
Accor SA                                                 21,841          6,113
Alcatel Alsthom                                           7,675          1,563
Alstom - ADR New (a)                                     34,250          1,115
AXA - UAP                                                14,041          1,579
Banque Nationale Paris                                   42,139          3,443
Boiron                                                    3,400            272
Bongrain SA                                               1,300            653
Bull SA (a)                                             192,800          3,141
Canal Plus                                                1,100            206
Carrefour SA                                              2,872          1,817

                                               International Securities Fund  55

INTERNATIONAL SECURITIES FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Chargeurs International SA                               25,622     $    2,117
Christian Dior                                            5,855            737
Cie de St. Gobain                                         9,144          1,695
Clarins                                                   3,284            304
Credit Commercial de France                               3,834            323
Dexia France                                              9,069          1,221
Dexia France (Regd)                                       2,247            302
Elf Aquitaine - ADR                                      31,700          2,251
Elf Aquitaine SA                                         17,910          2,518
Eridania Beghin-Say                                      21,755          4,804
Euro RSCG                                                 6,500          1,314
Galeries Lafayette                                        3,435          3,426
Groupe Andre SA (a)                                       4,745            558
Groupe Danone                                            26,452          7,294
GTM - Entrepose                                          18,900          1,963
Guyenne et Gascogne                                       2,295            936
Havas Advertising SA 1998 Warrants (a)                    1,700             10
L'Air Liquide                                            11,880          1,965
L'Oreal (Societe)                                           321            179
Lafarge Corp. SA (BR)                                     7,567            782
Lagardere Groupe (Regd)                                  22,600            941
Lapeyre (BR)                                              1,620            151
Legrand                                                     739            196
Legris Industries SA                                      3,900            183
LVMH Moet-Hennessy                                       13,354          2,673
Lyonnais Eaux Dumez                                      29,441          4,845
M6 Metropole Television                                   4,500            753
Michelin (Cie Gen) Class B (Regd)                        36,889          2,129
Nord-Est                                                 11,000            242
Omnicom SA (a)                                            8,736          1,020
Banque Paribas (a)                                       37,360          3,998
Pathe SA                                                    469             92
Pechiney International Class A                           44,282          1,784
Peugeot SA                                                6,051          1,301
Pinault-Printemps Redoute SA                              1,484          1,242
Primagaz CIE                                                 71              6
Renault (a)                                              98,072          5,579
Rhodia SA (a)                                            45,485          1,268
Sanofi SA                                                11,875          1,397
Schneider SA                                             47,763          3,809
Scor SA                                                  16,000          1,015
Sefimeg (Regd)                                            2,000            145
SGS Thomson Microelectronics (a)                         14,060            997
Simco (Regd)                                              3,300            271
Societe Generale                                         21,584          4,488
Sodexho                                                   3,090            584
Strafor-Facom SA                                         20,500          2,004
Sylea                                                     2,400            222
Thomson-CSF                                              45,524          1,732
Total Co. SA Class B                                     19,478          2,532
TV Francaise (TFI)                                        7,852          1,217
Union des Assurances Federales                            4,538            715
Usinor Sacilor                                          147,542          2,279
Valeo                                                    36,449          3,726
Vallourec (Usin)                                            360             27
Vivendi                                                  34,577          7,383
                                                                    ----------

                                                                       117,547
                                                                    ----------

GERMANY - 8.5%
Adidas AG                                                10,600          1,849
AGIV AG fuer Industrie und Verkehrswesen (a)             24,400            676
Allianz AG (Regd)                                         4,350          1,451
BASF AG                                                  15,450            735
Bayer AG                                                 86,029          4,455
Bayerische Hypotheken-und Wechsel Bank AG                 6,371            404
Bayerische Motoren Werke AG                                 381            386
Bayerische Motoren Werke AG New (a)                          76             63
Bayerische Vereinsbank AG                                 4,756            403
Bilfinger & Berger BAU AG                                11,400            391
Buderus AG                                                1,093            546
Commerzbank AG                                           37,610          1,433
Continental AG                                           41,800          1,314
Daimler-Benz AG                                          45,680          4,496
Deutsche Bank AG                                         41,084          3,476
Deutsche Lufthansa AG                                    77,750          1,959
Deutsche Telekom AG                                      29,539            809
Dresdner Bank AG                                         44,446          2,403
Fresenius Medical Care AG - ADR                          47,240            974
GEA AG                                                    3,532          1,381
Gehe AG                                                  12,085            648
Gerresheimer Glas AG                                     10,500            157
Hannover Rueckversicherungs AG                            4,900            565
Hoechst AG                                               47,730          2,402
Holzmann (Philipp) (a)                                    2,100            501
Hornback Baumarkt AG                                      1,135             56
IKB Deutsche Industriebank AG                             1,750             36
Karstadt AG                                               2,075          1,010
Kiekert AG                                               23,975          1,356
KM Europa Metal AG                                        3,400            430
KSB AG (a)                                                3,300            787
M.A.N. AG                                                 5,470          2,135
Mannesmann AG NPV (a)                                    85,620          8,807

56  International Securities Fund

INTERNATIONAL SECURITIES FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Merck KGAA                                               36,100     $    1,619
Metro AG                                                  9,240            558
Muenchener Rueckversicherungs-Gesellschaft AG             3,790          1,883
Preussag AG                                               9,270          3,321
ProSieben Media AG - ADR (a)                              1,154             30
Rhoen - Klinikum AG                                       1,574            156
RWE AG                                                   13,900            823
RWE AG 1998 Warrants (a)                                 15,000            262
SAP AG                                                    3,800          2,307
Schering AG                                               9,400          1,108
Schmalbach Lubeca AG                                      6,275          1,583
SGL Carbon AG                                             4,279            499
Siemens AG                                               78,897          4,819
SKW Trostberg AG                                         21,200            764
Suedzucker AG                                             3,330          2,026
Tarkett AG                                               18,923            630
Veba AG                                                  75,900          5,107
Viag AG                                                   3,525          2,428
Volkswagen International AG                               6,175          5,968
Wella Aktiengesellschaft                                    250            247
                                                                    ----------

                                                                        84,632
                                                                    ----------

HONG KONG - 1.5%
Cathay Pacific Airways                                  343,000            241
CLP Holdings, Ltd.                                      192,500            877
First Pacific Co.                                       700,000            294
Great Eagle Holdings                                    559,041            491
Great Eagle Holdings 1998 Warrants (a)                   12,094              0
Guangshen Railway Co., Ltd.                           1,794,500            239
Guoco Group, Ltd.                                       162,000            170
Hang Lung Development Co.                               192,000            191
Hang Seng Bank                                           85,000            481
Henderson Investment, Ltd.                            1,550,000            805
Henderson Land Development Co., Ltd.                     46,000            152
Hong Kong & China Gas Co., Ltd. 1999 Warrants (a)        16,236              1
Hong Kong & China Gas Co., Ltd.                         575,392            654
Hong Kong Electric Holding, Ltd.                        946,000          2,930
Hong Kong Telecommunications, Ltd.                       86,400            162
HSBC Holdings (UK Regd) PLC                              79,958          1,956
Hutchison Whampoa, Ltd.                                 501,000          2,645
Hysan Development                                       200,000            165
National Mutual Asia                                    596,000            381
New World Development Co., Ltd.                         335,000            649
Orient Overseas International, Ltd.                     121,000             45
QPL International Holdings, Ltd.                        600,000            116
Sun Hung Kai Properties, Ltd.                           156,000            662
Swire Pacific, Ltd. Class B                             404,000            242
Tai Cheung Holdings                                      56,000             13
Television Broadcast                                    302,000            798
                                                                    ----------

                                                                        15,360
                                                                    ----------

IRELAND - 0.3%
Greencore Group PLC                                     107,300            585
Independent Newspapers PLC                              140,000            753
Smurfit (Jefferson)                                     206,300            614
Waterford Wedgwood (Units)                              405,000            525
                                                                    ----------

                                                                         2,477
                                                                    ----------

ISRAEL - 0.3%
ECI Telecom, Ltd.                                        67,000          2,529
                                                                    ----------

                                                                         2,529
                                                                    ----------

ITALY - 3.7%
Assicurazioni Generali SPA                               37,340          1,215
Banca Commerciale Italiana                              242,000          1,448
Banca Pop di Bergamo CV                                   3,000             62
Banca Pop di Milano                                     153,000          1,218
Banco di Roma (a)                                     1,570,045          3,270
Credito Italiano                                        650,001          3,404
ENI SPA - ADR                                            30,300          1,970
Ente Nazionale Idrocarburi SPA (Regd)                   510,940          3,350
Fiat SPA di Risp                                        179,300            444
Fila Holdings SPA - ADR                                   8,000            120
Finmeccanica SPA (a)                                    217,196            171
First Banco S. Paolo                                     52,000            751
Gucci Group NV                                            2,626            139
Industrie Natuzzi SPA - ADR                              27,412            713
Istituto Mobiliare Italiano SPA                          66,430          1,047
Istituto Mobiliare Italiano SPA - ADR                    12,300            587
Istituto Nazionale Delle Assicurazioni                   74,000            210
Italgas (Soc. Ital.)                                     22,000             90
Luxottica Group SPA - ADR                                49,500            767
Magneti Marelli SPA                                      56,000            123
Mediaset SPA                                            358,985          2,292
Mediolanum SPA                                           40,576          1,288
Montefibre di Risp (a)                                   67,000             58
Montefibre SPA (a)                                      240,000            220
Pirelli SPA                                             438,700          1,370
Rinascente (LA)                                          13,100            131
Telecom Italia Mobile SPA                               139,534            853
Telecom Italia SPA di Risp                              893,953          4,330
Telecom Italia SPA                                      661,573          4,871
                                                                    ----------

                                                                        36,512
                                                                    ----------


                                               International Securities Fund  57

INTERNATIONAL SECURITIES FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
JAPAN - 15.6%
Advantest                                                 2,620     $      141
Alps Electric Co.                                        11,000            131
Amada Co., Ltd.                                          42,000            205
Aoki International                                       32,000            212
Aoyama Trading Co.                                       57,600          1,425
Apic Yamada Corp.                                        19,300            112
Asahi Bank, Ltd.                                        204,000            900
Bank of Kyoto, Ltd.                                     120,000            563
Bank of Yokohama                                        182,000            448
Bridgestone Tire Corp.                                   73,000          1,732
Brother Industries                                      122,000            457
Canon Chemicals, Inc.                                     8,000             84
Canon, Inc.                                             218,000          4,966
Chugai Pharmaceutical Co.                                89,000            584
Citizen Watch Co., Ltd.                                  12,000             99
Credit Saison Co.                                        74,750          1,487
CSK Corp., Ltd.                                          22,000            439
Dai Ichi Kangyo Bank                                    175,000          1,031
Dai Ichi Pharmaceutical Co.                             117,000          1,548
Dai Nippon Ink & Chemical Corp.                         171,000            526
Dai Nippon Screen Manufacturing Co.                      21,000             86
Dai-Tokyo Fire & Marine                                 361,000          1,261
Daifuku Machinery Co.                                     9,000             34
Daito Trust Construction                                 51,350            390
Daiwa House Industries Co.                               22,000            195
Daiwa Kosho Lease Co., Ltd.                              87,000            367
Daiwa Securities                                         95,000            410
DDI Corp.                                                   480          1,677
Deodeo Corp.                                             15,000             88
East Japan Railway                                          456          2,150
Ebara Corp.                                              59,000            527
Eisai Co.                                                54,900            750
Ezaki Glico Co.                                          69,000            393
Fanuc Co.                                                20,800            722
Fuji Machine Manufacturing Co.                           61,000          1,623
Fuji Oil Co.                                             60,000            264
Fujitsu, Ltd.                                           235,000          2,481
Fujitsu, Ltd. 1999 Warrants
  Series 2 (a)                                               23             47
Furukawa Electric Co.                                   148,000            500
Gakken Co. (a)                                           64,000            107
General Sekiyu KK                                        26,000            101
Heiwa Corp.                                              19,000            170
Hitachi Koki Co.                                         71,000            292
Hitachi Zosen Corp.                                      62,000            100
Hitachi, Ltd.                                           570,000          3,731
Hokkaido Electric                                        20,700            291
Honda Motor Co., Ltd.                                    64,000          2,287
Inax Corp.                                               21,000             72
Intec, Inc.                                              40,000            316
Ishihara Sangyo                                         110,000            153
Ishikawajima-Harima Heavy Industries                    271,000            496
Ito-Yokado Co., Ltd.                                    119,000          5,620
Itochu Corp.                                            150,000            325
Japan Tobacco, Inc.                                         147            998
Jeol                                                     50,000            229
Kandenko Co., Ltd.                                        9,000             56
Kao Corp.                                               202,000          3,126
Kawasaki Steel Corp.                                    445,000            805
Kawasho Corp.                                            17,000             21
Kinki Coca-Cola Bottling                                 27,000            328
Kirin Beverage Corp.                                     27,000            509
Kirin Brewery Co.                                        84,000            796
Kissei Pharmaceutical Co.                                34,000            504
Koa Fire & Marine                                        82,000            317
Kokuyo Co., Ltd.                                         11,000            187
Komatsu Forklift Co., Ltd.                               36,000            175
Komori Corp.                                             10,000            191
Kuraray Co., Ltd.                                        26,000            222
Kurimoto Iron Works                                      90,000            332
Kyocera Corp.                                             9,000            441
Kyushu Electric Power                                    13,900            218
Laox                                                     10,000             62
Mabuchi Motor Co.                                        29,600          1,884
Makita Corp.                                            107,000          1,237
Marubeni Corp.                                          687,000          1,376
Marui Co., Ltd.                                          27,000            404
Maruichi Steel Tube                                      38,000            526
Matsumotokiyoshi                                         28,500          1,006
Matsushita Electric Industrial Co., Ltd.                297,000          4,790
Mikuni Coca-Cola Bottling                                36,000            620
Minebea Co., Ltd.                                       168,000          1,678
Ministop Co., Ltd.                                          700             13
Mitsubishi Chemical                                     387,000            703
Mitsubishi Corp.                                        142,000            883
Mitsubishi Estate Co., Ltd.                             121,000          1,068
Mitsubishi Heavy Industries                             425,000          1,611
Mitsui Fudosan Co., Ltd.                                174,000          1,379
Mitsui Marine & Fire Insurance Co., Ltd.                 30,000            151
Mitsui O.S.K. Lines                                     156,000            266
Mitsui Trust & Banking                                  374,000            884
Murata Manufacturing Co., Ltd.                          101,000          3,287
Namco                                                    50,600          1,186
Nanto Bank                                               57,000            239
NEC Corp.                                                71,000            664
Nichido Fire & Marine                                       450              2


58  International Securities Fund

INTERNATIONAL SECURITIES FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Nichiei Co., Ltd.                                        31,900     $    2,178
Nikko Securities Co., Ltd.                              110,000            457
Nintendo Co.                                              8,300            771
Nippon Denso Co.                                        159,000          2,645
Nippon Fire & Marine                                     80,000            328
Nippon Oil Co.                                          156,000            505
Nippon Steel Corp.                                      205,000            362
Nippon Telegraph & Telephone Corp.                          804          6,687
Nippon Yusen                                            320,000          1,088
Nishimatsu Construction                                 298,000          1,466
Nisshin Flour Milling Co., Ltd.                         118,000            779
Nissho Iwai Corp.                                       250,000            432
Nomura Securities                                       225,000          2,628
Noritake Co.                                             73,000            343
Oki Electric Industries                                 120,000            289
Osaka Gas Co.                                           138,000            355
Pioneer Electronics Corp.                               245,000          4,696
Ricoh Co., Ltd.                                          68,000            719
Rinnai Corp.                                             70,000          1,063
Rohm Co.                                                 31,000          3,195
Roland Corp.                                              9,000            148
Sakura Bank, Ltd.                                       736,000          1,916
Sangetsu Co.                                              6,000             78
Sankyo Co., Ltd.                                         26,000            594
Sankyo Co., Ltd. GUNMA                                   45,000            732
Sankyo Seiko Co.                                         96,000            232
Sanwa Bank                                              116,000          1,041
Sega Enterprises                                          6,800            118
Sekisui Chemical Co., Ltd.                              298,000          1,530
Sekisui House, Ltd.                                     109,000            847
Seven-Eleven Japan NPV                                    3,200            191
Sharp Corp.                                              76,000            618
Shin Etsu Chemical Co.                                   80,050          1,389
Shiseido Co., Ltd.                                       89,000          1,014
Shohkoh Fund & Co., Ltd.                                    700            173
Showa Shell Sekiyu                                       50,000            224
Sony Corp.                                              102,400          8,850
Stanley Electric                                         76,000            279
Sumitomo Corp.                                           45,000            217
Sumitomo Electric Industries                             55,000            558
Sumitomo Forestry                                       145,000            817
Sumitomo Realty & Development                           232,000          1,027
Sumitomo Rubber Industries                               30,000            162
Sumitomo Trust & Banking                                293,000          1,314
Tadano                                                   60,000            174
Taiyo Yuden Co.                                          58,000            619
Takeda Chemical Industries                               44,000          1,174
Takefuji Corp.                                           11,300            523
TDK Corp.                                                 9,000            667
Toc Co.                                                  42,000            361
Toda Corp.                                               50,000            201
Toho Bank                                                83,000            334
Tohoku Electric Power                                    16,500            244
Tokio Marine & Fire Insurance Co.                        17,000            175
Tokyo Broadcasting                                       40,000            448
Tokyo Electric Power                                     74,000          1,456
Tokyo Electronics                                         4,800            148
Tokyo Gas Co.                                           718,000          1,605
Tokyo Steel Manufacturing                                67,400            348
Toppan Printing                                          35,000            376
Torii Pharmaceutical Co., Ltd.                           12,200            223
Toshiba Corp.                                           441,000          1,808
Tostem Corp.                                             50,000            650
Toyota Motor Corp.                                      117,000          3,038
Uniden Corp.                                             49,000            537
UNY Co., Ltd.                                            12,000            195
Yamaha Motor Co.                                         50,000            315
Yamanouchi Pharmaceutical                                92,000          1,923
Yamato Kogyo Co.                                         34,000            251
Yamato Transport                                        108,000          1,215
Yasuda Fire & Marine Insurance Co., Ltd. (The)           33,000            142
Yodogawa Steel Works, Ltd.                               61,000            287
Yurtec Corp.                                             11,550             69
                                                                    ----------

                                                                       155,051
                                                                    ----------

MALAYSIA - 0.2%
Berjaya Leisure Berhad                                   50,000             27
Carlsberg Brewery Malaysia Berhad                       149,000            452
Commerce Asset Holdings                                 160,000             60
Golden Hope Plantation                                   45,000             41
Kumpulan Guthrie                                        344,000            199
Malayan Banking Berhad                                  123,000            124
Malayan Banking Berhad Class A (a)                      123,000            124
Malaysian Airline System                                 41,000             14
Oriental Holdings Berhad                                 25,000             42
Perlis Plantations                                      189,000            164
Resorts World Berhad                                    481,000            528
Technical Resource Industries Berhad                    349,000            240
                                                                    ----------

                                                                         2,015
                                                                    ----------

MEXICO - 0.2%
Cemex SA de CV - ADR                                     18,000            134
Cemex SA de CV Class B NPV                               21,360             94


                                               International Securities Fund  59

INTERNATIONAL SECURITIES FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Cemex SA de CV NPV                                          640     $        2
Cifra SA de CV - ADR (a)                                  2,283             41
Compania Cervecerias Unidas SA - ADR                      2,702             57
Fomento Economico Mexicano SA de CV (a)                   4,031            126
Gruma SA - ADR (a)                                        8,262             73
Gruma SA Series B NPV (a)                                28,131             61
Grupo Financiero Banamex AC Series B NPV (a)             49,168             96
Grupo Financiero Banamex AC Series L NPV (a)              3,238              5
Grupo Industrial Maseca Series B NPV                     88,656             65
Grupo Modelo SA Series C                                 13,110            111
Grupo Radio Centro SA de CV - ADR                        32,600            363
Grupo Television SA de CV - GDR (a)                       5,556            209
Kimberly-Clark, Mexico Class A NPV                       33,601            119
Panamerican Beverages, Inc. Class A                       6,508            205
Telefonos de Mexico SA Series L - ADR                     8,675            417
TV Azteca SA de CV - ADR                                  5,700             61
                                                                    ----------

                                                                         2,239
                                                                    ----------

NETHERLANDS - 6.5%
ABN Amro Holdings NV                                     93,878          2,198
AKZO Nobel NV                                            12,500          1,388
AKZO Nobel NV                                               575            128
Apothekers Cooperatie OPG                                17,600            593
ASM Lithography Holding NV (a)                           11,410            338
Baan Co. NV (a)                                           2,460             88
Benckiser NV Class B (a)                                 15,000            923
Boskalis Westminster CVA                                 20,856            310
CSM NV CVA                                                7,592            365
DOCdata NV (a)                                           34,400            987
Elsevier NV                                              57,804            873
European Vinyls Corp. International NV                    6,100            107
Fortis Amev NV                                            9,187            538
Heineken Holding NV Class A (a)                          13,125            433
Hollandsche Beton Groep NV                               41,630            868
Hunter Douglas NV                                        34,903          1,897
ING Groep NV                                             61,046          4,000
KNP BT (Kon) NV                                          53,302          1,377
Koninklijke Ahold NV                                      8,194            263
Koninklijke Emballage Industrie Van Leer                 41,400            961
Koninklijke KPN NV (a)                                  118,251          4,555
Koninklijke Numico NV                                     5,400            169
Nedlloyd Groep NV                                        40,000            813
Nutreco Holding NV                                       49,800          1,744
Pakhoed Kon NV CVA                                        6,000            195
Philips Electronics                                      84,795          7,133
Philips Electronics NV - ADR                             42,100          3,573
Polygram                                                 31,663          1,617
Royal Dutch Petroleum Co.                               133,083          7,385
Royal PTT Nederland NV                                   21,375          1,360
Stork NV                                                 20,634            658
TNT Post Group NV (a)                                   118,251          3,025
Unilever NV                                              27,010          2,145
Vedior                                                   29,113            824
Vendex NV (a)                                            29,503          1,110
Verenigde Nederlandse Uitgeversbedrijven
  Verenigd Bezit                                        178,323          6,483
Wereldhave NV                                             6,966            401
Wolters Kluwer CVA                                       19,304          2,650
                                                                    ----------

                                                                        64,475
                                                                    ----------

NEW ZEALAND - 0.4%
Air New Zealand Class B                                 177,600            191
Fletcher Challenge Building                              19,322             24
Fletcher Challenge Energy                               518,204          1,240
Fletcher Challenge Paper                                120,098            134
Lion Nathan, Ltd.                                        61,200            136
Telecom Corp. of New Zealand, Ltd.                      710,265          1,523
Telecom Corp. of New Zealand, Ltd. NPV                  189,645            784
Wrightson Limited                                       250,000             48
                                                                    ----------

                                                                         4,080
                                                                    ----------

NORWAY - 0.6%
Bergesen DY AS Series A                                   3,510             67
Fred. Olsen Energy ASA (a)                               42,700            568
Kvaerner Industries AS Series B                           7,200            223
Norsk Hydro AS                                           23,234          1,023
Orkla ASA Class A (a)                                    41,024            955
Orkla ASA Class B (a)                                    26,628            561
P4 Radio Hele Norge ASA                                  89,200            407
Rieber & Son ASA Series B                                40,000            391
Saga Petroleum AS Series B                                6,610             94
Schibsted AS                                             45,100            759
Storebrand ASA Series A (a)                              45,000            400
                                                                    ----------

                                                                         5,448
                                                                    ----------

PANAMA - 0.0%
Banco Latinoamericano de Exportaciones SA Class E         1,435             44
                                                                    ----------

                                                                            44
                                                                    ----------


60  International Securities Fund

INTERNATIONAL SECURITIES FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
PERU - 0.0%
Credicorp, Ltd.                                           3,300     $       48
Telefonica Del Peru SA Class B - ADR                      4,441             91
                                                                    ----------

                                                                           139
                                                                    ----------

PORTUGAL - 0.4%
Banco Totta e Acores (Regd)                              14,200            431
Jeronimo Martins SGPS                                     9,431            453
Portugal Telecom SA                                      47,814          2,536
Telecel-Comunicacaoes Pessoaissa                          4,000            711
                                                                    ----------

                                                                         4,131
                                                                    ----------

RUSSIA - 0.0%
Gazprom - ADR                                             6,190             66
Lukoil Oil Co. - ADR                                      1,140             38
                                                                    ----------

                                                                           104
                                                                    ----------

SINGAPORE - 0.5%
Creative Technology, Ltd. (a)                             5,000             62
Development Bank of Singapore, Ltd. (Alien Market)      259,600          1,441
Fraser & Neave                                          120,000            323
Jardine Strategic Holdings, Ltd. (a)                    436,375            829
Jurong Shipyard                                          87,000            421
Mandarin Oriental International, Ltd. (a)               476,318            272
Overseas Union Bank (Alien Market)                       60,000            132
Overseas Union Enterprises                              192,000            284
Singapore Airlines, Ltd. (Alien Market)                  59,000            277
Singapore Land                                           40,000             84
Singapore Press Holdings, Ltd. (Alien Market)            71,317            478
Singapore Telecommunications, Ltd.                       73,000            104
Straits Steamship Land, Ltd.                             95,000             86
United Overseas Bank, Ltd. (Alien Market)                93,000            290
                                                                    ----------

                                                                         5,083
                                                                    ----------

SOUTH AFRICA - 0.2%
Sappi, Ltd. (a)                                         225,100            845
South African Breweries                                  48,000            987
                                                                    ----------

                                                                         1,832
                                                                    ----------

SOUTH KOREA - 0.0%
Samsung Electronics, Ltd.                                 3,527            109
                                                                    ----------

                                                                           109
                                                                    ----------

SPAIN - 3.6%
Acerinox SA                                               5,700            759
Adolfo Dominguez SA (a)                                  23,600            800
Banco Bilbao Vizcaya SA                                  35,290          1,811
Banco Popular Espanol SA                                 14,320          1,221
Banco Santander SA (Regd) (a)                            96,228          2,463
Baron de Ley SA (a)                                      15,012            498
Campofrio Alimentacion SA (a)                             6,800            561
Centros Commerciales Pryca                               36,800            682
Corp. Fin. Reunida (a)                                   30,000            453
Corporacion Bancaria de Espana SA                        44,300          1,999
Corporacion Bancaria de Espana SA (Regd)(a)              47,876          1,074
Dragados y Construcciones SA                              5,300            170
Endesa SA                                                83,096          1,818
Fuerzas Electricat Series A                              58,800            525
Gas Natural SDG SA                                        2,767            200
Gas Y Electricidad SA Series 2                           17,424          1,326
Grupo Acciona SA                                          4,250          1,011
Hidroelectrica del Cantabrico SA                         12,330            563
Iberdrola SA                                            107,643          1,748
Prosegur CIA de Seguridad SA (Regd)                      40,000            476
Repsol SA                                                54,900          3,025
Repsol SA - ADR                                          45,200          2,486
Tabacalera SA Class A (Regd)                            173,143          3,545
Telefonica de Espana                                    114,670          5,302
Union Electrica Fenosa                                   17,000            219
Viscofan Envoltura                                       20,000            931
                                                                    ----------

                                                                        35,666
                                                                    ----------

SWEDEN - 2.9%
ABB AB Series A                                          17,490            248
ABB AB Series B                                         113,600          1,581
Asticus AB (a)                                            9,185            101
Astra AB Series A                                       141,850          2,899
Astra AB Series B                                        48,600            969
Atlas Copco AB Series B                                   9,840            268
Autoliv, Inc.                                            97,270          3,110
Avesta-Sheffield                                         52,500            260
BT Industries AB                                         19,000            384
Celsius Industrier AB Series B                           12,000            280
Diligentia AB                                            18,370            159
Electrolux AB Series B (a)                              156,800          2,693
Esselte AB Series B                                       3,090             72
Fastighetspartner NF AB (Units) (a)                      17,000             17
Gambro AB Series B (a)                                   71,000          1,300
Granges AB                                                4,420             81


                                               International Securities Fund  61

INTERNATIONAL SECURITIES FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
Hennes and Mauritz AB Series B                           27,660     $    1,765
Hoganas AB B Shares                                      21,000            469
Munksjo AB                                               40,900            400
Nordbanken Holding AB                                   133,432            979
Om Gruppen AB (a)                                        46,000            957
Pharmacia & Upjohn, Inc.                                 43,600          2,011
Sandvik AB Series A                                       3,420             95
Sandvik AB Series B                                       8,760            241
Scandic Hotels AB                                        24,090            876
Scania AB Series A                                       34,300            834
Scania AB Series B                                        4,800            116
Scribona AB Series B Free                                 3,060             37
Stora Kopparbergs Bergslags Aktiebolag Series A         122,900          1,934
Svenska Celluosa Series B Free                           13,700            355
Svenska Handelsbank Series A                             39,000          1,809
Telefonaktiebolaget Ericsson (LM) Series B               34,520          1,007
Tornet Fastighets AB                                     52,500            842
                                                                    ----------

                                                                        29,149
                                                                    ----------

SWITZERLAND - 5.7%
ABB AG                                                      789          1,167
Adecco SA                                                 3,532          1,595
Baloise Holding, Ltd.                                       400            328
Baloise Holding, Ltd. 1998 Rights (a)                       800            656
Barry Callebaut AG (Regd) (a)                             3,035            655
Bobst AG (BR)                                               250            461
Ciba Specialty Chemicals AG                               3,100            399
Credit Suisse Group (Regd)                                5,295          1,180
Fischer (Georg) AG (Regd)                                 1,400            545
Forbo Holding AG (Regd)                                   2,450          1,249
Generali (Schweiz) Holding                                9,525          2,875
Hero (BR)                                                 1,465            996
Holderbank Financiere Glarus AG (BR)                        600            765
Jelmoli Holding AG                                          835          1,061
Lindt & Spruengli AG                                        120            310
Lindt & Spruengli AG (Regd)                                  10            261
Nestle SA (Regd)                                          5,492         11,772
Novartis AG (Regd)                                        2,229          3,715
Phoenix Mecano (BR)                                         400            259
Publicitas Holdings SA - (Regd)                           1,000            310
Roche Holdings Genusscheine AG NPV                          578          5,685
Sarna Kunststoff Holdings AG (Regd)                         200            350
SGS Holding (BR)                                            675          1,146
Siegfried AG Series R                                     1,041          1,320
SMH AG Neuenburg (Regd)                                   7,700          1,286
Sulzer AG (Regd)                                          1,480          1,170
Sulzer Medica AG (Regd)                                   7,485          1,967
Swisslog Holding AG                                       8,992          1,039
UBS AG (a)                                               28,451         10,597
Valora Holding AG (Regd)                                    800            212
Zurich Versicherungsgesellschaft (Regd)                   2,800          1,791
                                                                    ----------

                                                                        57,122
                                                                    ----------

THAILAND - 0.0%
Thai Farmers Bank (Alien Market)                        114,000            101
                                                                    ----------

                                                                           101
                                                                    ----------

UNITED KINGDOM - 19.4%
Abbey National PLC                                       32,000            569
Airtours PLC                                            116,000            870
Anglian Water PLC                                        87,300          1,224
ASDA-MFI Group PLC                                      876,708          3,012
B.A.T. Industries PLC                                   281,700          2,822
Barclays Bank PLC                                        92,000          2,654
Barratt Development PLC                                  57,400            253
BASS PLC                                                 53,071            995
Berisford PLC                                           230,000            879
BG PLC                                                   33,176            192
Billiton PLC                                            281,000            570
BOC Group PLC                                           178,100          2,428
British Aerospace PLC (a)                               540,740          4,144
British Airways PLC                                     146,281          1,584
British Airways PLC - ADR                                 7,350            791
British Petroleum Co. PLC                               402,598          5,875
British Sky Broadcasting Group PLC                       72,800            523
British Steel PLC                                       367,600            809
British Telecom PLC                                     182,160          2,251
BTR PLC (a)                                           1,141,230          3,239
Bunzl PLC                                               355,000          1,672
Burmah Castrol PLC                                       33,000            588
Cable & Wireless Communications PLC (a)                 268,600          2,722
Cable & Wireless PLC                                    197,000          2,395
Cadbury Schweppes PLC                                   105,918          1,640
Caradon PLC                                              77,624            238
Centrica PLC (a)                                         58,000             98
Clark (Matthew) & Sons                                   45,000            142
Coats Viyella PLC                                       268,000            329
Commercial Union Assurance Co. PLC                      122,000          2,277
Compass Group PLC (a)                                   172,000          1,979
Courtaulds Textile Co. PLC                              111,200            538
Cowie Group PLC                                         167,416            978
Devro International PLC                                 162,000          1,362


62  International Securities Fund

INTERNATIONAL SECURITIES FUND

June 30, 1998 (Unaudited)

                                                        NUMBER         MARKET
                                                          OF           VALUE
                                                        SHARES         (000)
                                                      ----------     ----------
Diageo PLC                                              787,087      $   9,331
Diageo PLC Class B (a)                                    1,360             11
ED&F Man Group PLC                                      110,000            569
Electrocomponents PLC                                    24,000            188
EMI Group PLC                                           137,000          1,199
First Leisure Corp. PLC                                 135,000            784
Flextech PLC (a)                                         70,000            648
Gallaher Group PLC                                       80,000            442
General Accident PLC                                     66,900          1,508
GKN PLC (a)                                              14,000            178
Glaxo Wellcome PLC                                      245,315          7,369
Glynwed International PLC                               165,200            680
Granada Group PLC                                        56,000          1,030
Great University Stores PLC                              88,000          1,161
Guardian Royal Exchange PLC (a)                         332,857          1,951
Hanson PLC                                              212,750          1,294
Heywood Williams Group PLC                               21,041             91
Hickson International PLC                               607,000            750
Hillsdown Holdings PLC                                  269,051            732
HSBC Holdings PLC                                        28,000            711
Hyder PLC                                                92,250          1,451
Imperial Chemical Industries PLC                        166,000          2,666
Imperial Tobacco Group PLC                               81,000            598
Independent Newspapers PLC                              268,300          1,411
Kingfisher PLC                                          131,642          2,121
Ladbroke Group, Ltd. PLC                                449,269          2,468
Laing (John) PLC Class A NV                              31,000            204
Laird Group PLC                                         188,868            883
Lloyds TSB Group PLC                                    260,620          3,649
London Clubs International                              110,000            290
LucasVarity PLC                                       1,573,503          6,253
Manchester United PLC                                   240,000            632
Medeva PLC                                              248,000            704
MEPC PLC                                                 46,800            412
MFI Furniture Group PLC                                 352,076            373
Mirror Group News PLC                                   866,000          3,268
Monsoon PLC (a)                                          79,000            202
National Power PLC                                       68,000            640
National Westminster Bank PLC                           125,000          2,235
Northern Rock PLC                                        64,000            566
Nycomed Amersham PLC (a)                                 80,652            601
Pace Micro Technology PLC                               160,000            203
PIC International Group PLC (a)                         235,000            844
Pilkington Brothers PLC                                 176,000            325
Powell Duffryn PLC                                       55,000            502
Powergen PLC                                            180,848          2,500
Premier Consolidated Oil PLC                            836,000            590
Premier Farnell PLC                                      61,000            311
Provident Financial PLC                                  64,649          1,015
Prudential Corp. PLC                                    118,000          1,556
Racal Electronics PLC                                   301,400          1,709
Railtrack Group PLC                                     249,664          6,124
Rank Group PLC                                          125,500            689
Redland PLC                                              17,927            103
Reed International                                      207,880          1,881
Rio Tinto Corp. PLC (Regd)                              243,724          2,747
Rolls-Royce PLC                                          37,037            153
Royal & Sun Alliance Insurance Group PLC                362,399          3,749
Royal Bank of Scotland Group PLC                         95,200          1,653
Safeway PLC                                             340,875          2,234
Sainsbury (J.) PLC                                      184,595          1,646
Shell Transportation & Trading PLC (Regd)               738,100          5,201
Smith & Nephew PLC                                      599,000          1,498
Smith (David S.) Holdings PLC                            38,500            124
SmithKline Beecham PLC                                  269,000          3,286
Somerfield PLC                                          680,500          4,352
South West Water PLC                                     72,200          1,197
Stagecoach Holdings PLC                                  72,273          1,539
Stakis PLC                                              535,302          1,090
Standard Chartered Bank Group PLC                       152,000          1,728
Storehouse PLC                                          410,000          1,705
Tarmac, Ltd. PLC                                        891,768          1,593
Taylor Woodrow PLC                                      500,200          1,670
Tesco Store Holdings PLC                                 51,181            500
Thames Water PLC                                         57,000          1,038
Thorn PLC                                               292,285          1,181
Tomkins PLC                                             721,256          3,917
Transport Development Group PLC (a)                      91,560            454
Unilever PLC                                            111,200          1,185
United Newspaper, Ltd. PLC                               47,200            660
Vickers, Ltd. PLC                                       179,700            657
Vodafone Group PLC                                      515,150          6,542
W.H. Smith Group PLC (a)                                346,140          3,076
Wessex Water PLC                                        126,400            963
WPP Group PLC                                           221,000          1,449
Zeneca Group PLC                                         32,000          1,375
                                                                    ----------

                                                                       193,410
                                                                    ----------

VENEZUELA - 0.0%
CIA Anon Nacional Telefonos de Venezuela - ADR            4,397            110
                                                                    ----------

                                                                           110
                                                                    ----------

TOTAL COMMON STOCKS
(cost $782,073)                                                        908,275
                                                                    ----------


                                               International Securities Fund  63

INTERNATIONAL SECURITIES FUND

June 30, 1998 (Unaudited)

                                                       NUMBER         MARKET
                                                         OF           VALUE
                                                       SHARES         (000)
                                                     ----------     ----------
PREFERRED STOCKS - 1.5%
AUSTRALIA - 0.2%
News Corp., Ltd.                                        179,345     $    1,274
Sydney Harbour Casino Holdings, Ltd. (a)                850,053            496
                                                                    ----------

                                                                         1,770
                                                                    ----------

AUSTRIA - 0.3%
Z Landerbank Bank Austria AG                             33,509          2,723
                                                                    ----------

                                                                         2,723
                                                                    ----------

BRAZIL - 0.1%
Banco Bradesco SA NPV                                12,694,361            106
Banco Itau SA (Regd)                                    151,000             86
Brahma (cia Cervej) NPV                                 166,711            104
Brasmotor SA NPV                                        445,000             41
CEMIG SA                                              2,979,808             93
Cim Port Itau (Cia)                                     313,600             56
Petroleo Brasileiro SA NPV                            1,642,669            305
Telecomunicacoes de Minas Gerais Class B NPV            668,186             47
Telecomunicacoes de Sao Paulo SA NPV                    913,538            215
Telecomunicacoes do Rio de Janeiro SA NPV               694,625             52
Telemig Celular SA Class C NPV (a)                      668,186             20
Telerj Celular SA Class B NPV (a)                       694,625             41
Telesp Celular SA Class B NPV (a)                       913,538             76
Usiminas Uni Sd Mg NPV                                   14,962             75
                                                                    ----------

                                                                         1,317
                                                                    ----------

GERMANY - 0.7%
Bayer Motoren Werk                                          600            376
Bayerische Motoren Werke AG (a)                             120             73
Draegerwerk AG                                              950             23
Dyckerhoff AG                                               200             78
Fielmann AG                                               2,271             79
Fresenius AG                                                820            156
Hornbach Holding AG                                       1,130            103
Hugo Boss                                                   261            576
Jungheinrich                                              6,290          1,168
Krones AG NV                                                800            322
M.A.N. AG                                                   200             54
Porsche AG                                                  350          1,009
ProSieben Media AG NV (a)                                 9,543            495
Rheinmetall AG (a)                                       23,800            680
RWE AG                                                   15,000            641
SAP AG                                                    1,062            721
Volkswagen AG                                               400            276
Wella AG                                                    100            112
                                                                    ----------

                                                                         6,942
                                                                    ----------

ITALY - 0.0%
Fiat SPA                                                135,300            337
                                                                    ----------

                                                                           337
                                                                    ----------

JAPAN - 0.2%
Sanwa International Financial Bermuda Trust (conv.) 204,000,000          1,505
                                                                    ----------

                                                                         1,505
                                                                    ----------

NETHERLANDS - 0.0%
Internationale Nederlanden Groep NV                       2,274             11
                                                                    ----------

                                                                            11
                                                                    ----------

UNITED STATES - 0.0%
WBK STRYPES Trust (conv.)                                15,700            474
                                                                    ----------

                                                                           474
                                                                    ----------

TOTAL PREFERRED STOCKS
(cost $11,552)                                                          15,079
                                                                    ----------

                                                      PRINCIPAL
                                                       AMOUNT
                                                       (000)
                                                     ----------
LONG-TERM INVESTMENTS - 0.1%
JAPAN - 0.1%
Sumitomo Wiring Systems
      0.900% due 09/03/08                            JPY 40,000            239
Yamanouchi Pharmaceutical (conv.)
      1.250% due 03/31/14                                60,000            615
                                                                    ----------

TOTAL LONG-TERM INVESTMENTS
(cost $986)                                                                854
                                                                    ----------

SHORT-TERM INVESTMENTS - 4.6%
UNITED STATES - 4.6%
Frank Russell Investment Company
  Money Market Fund, due on demand (b)               $   36,968         36,968
United States Treasury Notes
  5.250% due 07/31/98 (b)(c)                              9,400          9,400
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $46,368)                                                          46,368
                                                                    ----------


64  International Securities Fund

INTERNATIONAL SECURITIES FUND

June 30, 1998 (Unaudited)

                                                                      MARKET
                                                                      VALUE
                                                                      (000)
                                                                    ----------
TOTAL INVESTMENTS
(identified cost $840,979)(d) - 97.4%                               $  970,576

OTHER ASSETS AND LIABILITIES,
NET - 2.6%                                                              25,623
                                                                    ----------

NET ASSETS - 100.0%                                                 $  996,199
                                                                    ----------
                                                                    ----------


(a)  Nonincome-producing security.
(b)  At cost, which approximates market.
(c) Held as collateral in connection with futures contracts purchased by the Fund.
(d)  See Note 2 for federal income tax information.

ABBREVIATIONS:
ADR - American Depositary Receipt
GDR - Global Depositary Receipt
GDS - Global Depositary Share
NPV - No Par Value
NV - Nonvoting
PLC - Public Limited Company


FOREIGN CURRENCY ABBREVIATIONS:
AUD - Australian dollar
CAD - Canadian dollar
CHF - Swiss franc
DEM - German mark
ESP - Spanish peseta
FIM - Finnish markka
FRF - French franc
GBP - British pound
ITL - Italian lira
JPY - Japanese yen
MXN - Mexican peso
MYR - Malaysian ringgit
NLG - Dutch guilder
NOK - Norwegian krone
NZD - New Zealand dollar
PTE - Portuguese escudo
SEK - Swedish krone
SGD - Singapore dollar
USD - U.S. dollar


        The accompanying notes are an integral part of the financial statements.

                                               International Securities Fund  65

INTERNATIONAL SECURITIES FUND

June 30, 1998 (Unaudited)

                                                                    UNREALIZED
                                                       NUMBER      APPRECIATION
                                                         OF       (DEPRECIATION)
                                                      CONTRACTS       (000)
                                                     ----------    ------------
FUTURES CONTRACTS
(Notes 2 and 3)

FTSE - 100 Index Futures Contracts (UK)
  expiration date 09/98                                     305     $      541
TOPIX Index Futures Contracts (Japan)
  expiration date 09/98                                     242            509
                                                                    ----------

Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (#)                                           $    1,050
                                                                    ----------
                                                                    ----------

(#) At June 30, 1998, United States Treasury Notes valued at $9,400 were held as collateral in connection with futures contracts purchased by the Fund.

                                                        % OF          MARKET
                                                        NET           VALUE
INDUSTRY DIVERSIFICATION                               ASSETS         (000)
-------------------------------------------------    ----------     ----------
Auto & Transportation                                    7.9%       $   78,545
Consumer Discretionary                                  17.8           177,150
Consumer Staples                                         8.4            83,526
Financial Services                                      15.6           155,395
Health Care                                              5.2            51,979
Integrated Oils                                          1.9            19,000
Materials & Processing                                  11.9           118,693
Miscellaneous                                            1.4            13,606
Other Energy                                             3.1            31,281
Producer Durables                                        8.5            84,637
Technology                                               3.7            37,199
Utilities                                                7.3            72,343
Long-Term Investments                                    0.1               854
Short-Term Investments                                   4.6            46,368
                                                     ----------     ----------
Total Investments                                       97.4           970,576
Other Assets and Liabilities, Net                        2.6            25,623
                                                     ----------     ----------
NET ASSETS                                             100.0%       $  996,199
                                                     ----------     ----------
                                                     ----------     ----------

                                                        % OF          MARKET
                                                        NET           VALUE
GEOGRAPHIC DIVERSIFICATION                             ASSETS         (000)
-------------------------------------------------    ----------     ----------
Europe                                                  47.4%       $  472,717
Japan                                                   15.8           157,410
United Kingdom                                          19.4           193,410
Pacific Basin                                            5.1            50,933
Latin America                                            0.7             6,772
United States (Short-Term Investments)                   4.6            46,368
Other                                                    4.4            42,966
                                                     ----------     ----------

Total Investments                                       97.4           970,576
Other Assets and Liabilities, Net                        2.6            25,623
                                                     ----------     ----------

NET ASSETS                                             100.0%       $  996,199
                                                     ----------     ----------
                                                     ----------     ----------


        The accompanying notes are an integral part of the financial statements.

66  International Securities Fund

INTERNATIONAL SECURITIES FUND

FOREIGN CURRENCY EXCHANGE CONTRACTS (Note 2)

June 30, 1998 (Unaudited)


FOREIGN CURRENCY EXCHANGE SPOT CONTRACTS

                                                    UNREALIZED
 CONTRACTS TO       IN EXCHANGE                    APPRECIATION
   DELIVER              FOR          SETTLEMENT   (DEPRECIATION)
    (000)              (000)            DATE           (000)
---------------   ---------------   ------------   ------------
AUD         169   USD         102     07/01/98     $         (3)
AUD          99   USD          60     07/02/98               (2)
AUD           9   USD           6     07/02/98               --
AUD         229   USD         139     07/06/98               (3)
CAD           2   USD           1     07/02/98               --
DEM         183   USD         101     07/02/98               --
DEM         267   USD         148     07/03/98               --
ESP         394   USD           3     07/02/98               --
FIM       1,025   USD         186     07/01/98               (1)
FRF       4,056   DEM       1,210     07/02/98               (4)
FRF       5,113   USD         846     07/02/98               --
FRF       4,056   DEM       1,210     07/02/98                4
FRF       3,028   USD         500     07/31/98               (1)
FRF         626   USD         103     07/31/98               --
FRF       2,131   USD         351     07/31/98               (2)
FRF       1,985   USD         329     07/31/98               --
GBP         454   USD         756     07/01/98               (2)
GBP           1   AUD           3     07/02/98               --
GBP           1   AUD           3     07/02/98               --
GBP           6   USD          10     07/02/98               --
GBP         314   USD         524     07/02/98               --
GBP         705   USD       1,170     07/03/98               (6)
GBP         158   USD         263     07/03/98               (1)
GBP         455   USD         759     07/07/98               (1)
ITL          27   USD          --     07/02/98               --
JPY      21,762   USD         153     07/03/98               (4)
MXN       8,484   USD         945     07/02/98                1
MYR       2,574   NLG       1,250     07/01/98               (9)
MYR       2,574   NLG       1,250     07/01/98                4
NLG       3,718   USD       1,820     07/01/98               (9)
NZD           4   USD           2     07/02/98               --
PTE         990   USD           5     07/02/98               --
PY       13,992   USD          99     07/06/98               (2)
SEK          35   USD           4     07/02/98               --
SEK       1,430   USD         181     07/03/98                2
SEK       2,705   USD         339     07/06/98               --
SGD           2   USD           1     07/02/98               --
USD         239   CHF         362     07/02/98               --
USD         195   DEM         351     07/02/98               --
USD         307   JPY      42,587     07/02/98                1
USD         519   NLG       1,053     07/02/98                1
USD         114   NOK         874     07/02/98               --
USD          67   NZD          68     07/02/98               --
USD         118   SEK         944     07/02/98               --
USD         179   SGD         300     07/02/98               (1)
USD         465   ITL     825,727     07/02/98               (1)
USD         508   CHF         772     07/03/98                1
USD         673   JPY      93,375     07/03/98                2
USD         161   ITL     285,750     07/07/98                1
USD         166   FRF         997     07/31/98               (1)
                                                   ------------

                                                   $        (36)
                                                   ------------
                                                   ------------

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

                                                    UNREALIZED
 CONTRACTS TO       IN EXCHANGE                    APPRECIATION
   DELIVER              FOR          SETTLEMENT   (DEPRECIATION)
    (000)              (000)            DATE           (000)
---------------   ---------------   ------------   ------------
JPY   2,049,000   USD      15,054     08/27/98     $        110
JPY     100,000   USD         730     09/18/98               (2)
NZD         983   USD         538     07/01/98               27
NZD       1,300   USD         707     07/01/98               31
NZD       2,788   USD       1,552     07/01/98              102
NZD       1,140   USD         622     07/01/98               29
NZD       3,690   USD       1,901     09/03/98              (19)
USD       3,216   NZD       6,211     07/01/98               16
USD       9,816   GBP       6,000     09/18/98              158
USD      11,635   GBP       7,000     09/18/98                2
USD       7,068   GBP       4,250     09/18/98               (3)
USD       1,483   JPY     200,000     09/18/98              (20)
USD       8,490   JPY   1,175,000     09/18/98              106
USD         362   JPY      50,000     09/18/98                4
USD         693   JPY     100,000     09/18/98               38
USD      10,846   JPY   1,500,000     09/18/98              129
                                                   ------------

                                                   $        708
                                                   ------------
                                                   ------------



        The accompanying notes are an integral part of the financial statements.

                                               International Securities Fund  67

INTERNATIONAL SECURITIES FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998 (Unaudited)

                                                                                                                Amounts in
                                                                                                             thousands (except
                                                                                                             per share amount)
ASSETS
Investments at market (identified cost $840,979)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .      $      970,576
Foreign currency holdings (identified cost $18,148). . . . . . . . . . . . . . . . . . . . . . . . . . .              18,057
Forward foreign currency exchange contracts (cost $74,715)(Note 2) . . . . . . . . . . . . . . . . . . .              89,612
Foreign currency exchange spot contracts (cost $16,178)(Note 2). . . . . . . . . . . . . . . . . . . . .              16,189
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,393
  Investments sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              14,429
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,301
  Foreign taxes recoverable. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,315
Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . . . . . . . . . . . . .                 127
Short-term investments held as collateral for securities loaned, at market (Note 3). . . . . . . . . . .              91,381
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .           1,208,380

LIABILITIES
Payables:
  Bank overdraft . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        1,165
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              12,082
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,006
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 856
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 562
Forward foreign currency exchange contracts (cost $74,715)(Note 2) . . . . . . . . .              88,904
Foreign currency exchange spot contracts (cost $16,178)(Note 2). . . . . . . . . . .              16,225
Payable upon return of securities loaned, at market (Note 3) . . . . . . . . . . . .              91,381
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             212,181
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      996,199
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        2,871
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              20,545
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             129,597
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,050
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 587
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 158
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             841,391
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      996,199
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  Class S ($994,537,569 divided by 15,776,662 shares of $.01 par value
     shares of beneficial interest outstanding)  . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        63.04
                                                                                                              --------------
                                                                                                              --------------
  Class E ($1,661,882 divided by 26,465 shares of $.01 par value
     shares of beneficial interest outstanding)(Note 1)  . . . . . . . . . . . . . . . . . . . . . . . .      $        62.80
                                                                                                              --------------
                                                                                                              --------------

The accompanying notes are an integral part of the financial statements.

68  International Securities Fund

INTERNATIONAL SECURITIES FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1998 (Unaudited)

                                                                                                            Amounts in thousands
INVESTMENT INCOME:
  Dividends  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $       14,054
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,301
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 326
  Less foreign taxes withheld. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (1,561)
                                                                                                              --------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              14,120

EXPENSES (Notes 1,2 and 4):
  Management fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        4,450
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 861
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 241
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  25
  Registration fees - Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . .                  41
  Distribution fees - Class E. . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Shareholder servicing fees - Class E . . . . . . . . . . . . . . . . . . . . . . .                   2
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  19
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,643
                                                                                                              --------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               8,477
                                                                                                              --------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              36,374
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,151
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .              (1,487)             37,038
                                                                                          --------------

Net change in unrealized appreciation or depreciation of:
Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              84,337
Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,325
Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . . .               1,157              87,819
                                                                                          --------------      --------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             124,857
                                                                                                              --------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .      $      133,334
                                                                                                              --------------
                                                                                                              --------------


        The accompanying notes are an integral part of the financial statements.

                                               International Securities Fund  69

INTERNATIONAL SECURITIES FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                Amounts in thousands

                                                                                       FOR THE SIX MONTHS
                                                                                       ENDED JUNE 30, 1998   FOR THE YEAR ENDED
                                                                                           (UNAUDITED)       DECEMBER 31, 1997
                                                                                       -------------------   -----------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . .         $             8,477   $           7,468
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . .                      37,038              25,520
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . .                      87,819             (33,866)
                                                                                       -------------------   -----------------

        Net increase (decrease) in net assets resulting from operations. . . .                     133,334                (878)
                                                                                       -------------------   -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
     Class S . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          --              (5,261)
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          --                  (3)
  In excess of net investment income
     Class S . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          --              (3,871)
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          --                  (3)
  Net realized gain on investments
     Class S . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                      (3,175)            (31,097)
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          (5)                (45)
  In excess of net realized gain on investments
     Class S . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          --             (15,023)
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                          --                 (22)
                                                                                       -------------------   -----------------

        Total Distributions to Shareholders. . . . . . . . . . . . . . . . . .                      (3,180)            (55,325)
                                                                                       -------------------   -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6).                      25,008             153,002
                                                                                       -------------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . .                     155,162              96,799

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     841,037             744,238
                                                                                       -------------------   -----------------
  End of period (including undistributed net investment income of
     $2,871 and accumulated distributions in excess of net investment
     income of $5,606, respectively) . . . . . . . . . . . . . . . . . . . . .         $           996,199   $         841,037
                                                                                       -------------------   -----------------
                                                                                       -------------------   -----------------

        The accompanying notes are an integral part of the financial statements.

70  International Securities Fund

INTERNATIONAL SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                                     YEAR ENDED DECEMBER 31,
                                                                        ----------------------------------------------------------
                                                               1998*       1997        1996        1995        1994        1993
                                                            ----------  ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .  $    54.69  $    58.48  $    56.61  $    53.96  $    57.95  $    44.75
                                                            ----------  ----------  ----------  ----------  ----------  ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . .         .54         .56         .53         .56         .44         .40
  Net realized and unrealized gain (loss) on investments .        8.01        (.46)       3.72        4.89        1.23       14.53
                                                            ----------  ----------  ----------  ----------  ----------  ----------

     Total Income From Investment Operations . . . . . . .        8.55         .10        4.25        5.45        1.67       14.93
                                                            ----------  ----------  ----------  ----------  ----------  ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . .          --        (.37)       (.31)       (.88)       (.04)       (.38)
  In excess of net investment income . . . . . . . . . . .          --        (.27)       (.17)       (.23)       (.02)       (.23)
  Net realized gain on investments . . . . . . . . . . . .        (.20)      (2.19)      (1.90)      (1.69)      (5.60)      (1.12)
  In excess of net realized gain on investments. . . . . .          --       (1.06)         --          --          --          --
                                                            ----------  ----------  ----------  ----------  ----------  ----------

     Total Distributions . . . . . . . . . . . . . . . . .        (.20)      (3.89)      (2.38)      (2.80)      (5.66)      (1.73)
                                                            ----------  ----------  ----------  ----------  ----------  ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .  $    63.04  $    54.69  $    58.48  $    56.61  $    53.96  $    57.95
                                                            ----------  ----------  ----------  ----------  ----------  ----------
                                                            ----------  ----------  ----------  ----------  ----------  ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . .       15.67         .26        7.63       10.20        4.86       33.48

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . .     994,537     839,767     743,615     623,389     563,333     454,482

  Ratios to average net assets (%)(b):
     Operating expenses, net . . . . . . . . . . . . . . .        1.20        1.26        1.30        1.30        1.30        1.38
     Operating expenses, gross . . . . . . . . . . . . . .        1.20        1.26        1.31        1.31        1.33        1.42
     Net investment income . . . . . . . . . . . . . . . .        1.80         .91         .91         .97         .70         .82

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . .       71.72       73.54       42.43       42.96       72.23       60.22


*    For the six months ended June 30, 1998 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1998 are annualized.


                                               International Securities Fund  71

INTERNATIONAL SECURITIES FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                                          YEAR ENDED DECEMBER 31,
                                                                                          ----------------------
                                                                                 1998*       1997       1996**
                                                                              ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . . . . . . . .    $    54.64  $    58.47  $    58.56
                                                                              ----------  ----------  ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income (loss) . . . . . . . . . . . . . . . . . . . . . .           .44         .35        (.03)
  Net realized and unrealized gain (loss) on investments . . . . . . . . .          7.92        (.64)       1.68
                                                                              ----------  ----------  ----------

     Total Income From Investment Operations . . . . . . . . . . . . . . .          8.36        (.29)       1.65
                                                                              ----------  ----------  ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . .            --        (.14)       (.27)
  In excess of net investment income . . . . . . . . . . . . . . . . . . .            --        (.15)       (.16)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . .          (.20)      (2.19)      (1.31)
  In excess of net realized gain on investments. . . . . . . . . . . . . .            --       (1.06)         --
                                                                              ----------  ----------  ----------

     Total Distributions . . . . . . . . . . . . . . . . . . . . . . . . .          (.20)      (3.54)      (1.74)
                                                                              ----------  ----------  ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . . . . . . . .    $    62.80  $    54.64  $    58.47
                                                                              ----------  ----------  ----------
                                                                              ----------  ----------  ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . . . . . . . . . .          15.34        (.41)      2.86(b)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . . . . . . . .         1,662       1,271         623

  Ratios to average net assets (%)(c):
     Operating expenses. . . . . . . . . . . . . . . . . . . . . . . . . .          1.75        1.96        2.00
     Net investment income (loss). . . . . . . . . . . . . . . . . . . . .          1.29         .19        (.61)

  Portfolio turnover rate (%)(c) . . . . . . . . . . . . . . . . . . . . .         71.72       73.54       42.43

*    For the six months ended June 30, 1998 (Unaudited).
**   For the period November 4, 1996 (commencement of sale) to
     December 31, 1996.
(a)  Periods less than one year are not annualized.
(b) Total return represents performance for the period November 4, 1996 to December 31, 1996.
(c) The ratios for the periods ended June 30, 1998 and December 31, 1996 are annualized.


72  International Securities Fund

DIVERSIFIED BOND FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                        (000)         (000)
                                                     ----------     ----------

LONG-TERM INVESTMENTS - 96.6%
ASSET-BACKED SECURITIES - 8.6%
Advanta Home Equity Loan Trust
  Series 1991-1 Class A
      9.000% due 02/25/06                            $       44     $       45
AFC Home Equity Loan Trust
  Series 1996-2 Class 1 A3
      7.590% due 09/25/27                                 1,315          1,327
Arcadia Automobile Receivables Trust
  Series 1998-A Class A4
      6.000% due 11/17/03                                   315            315
  Series 1998-B Class A3
      5.950% due 11/15/02                                   610            611
  Series 1998-B Class A4
      6.000% due 11/15/03                                   215            216
BankAmerica Manufactured Housing Contract
  Series 1997-1 Class A4
      6.200% due 06/10/10 (c)                             1,000          1,008
Case Equipment Loan Trust
  Series 1998-A Class A4
      5.830% due 02/15/05                                 2,185          2,185
Chase Credit Card Master Trust
  Series 1997-5 Class A
      6.194% due 08/15/05                                 3,000          3,048
Circuit City Credit Card Master Trust
      8.000% due 11/15/03                                 2,030          2,088
Citibank Credit Card Master Trust I
  Series 1997-3 Class A
      6.839% due 02/10/04 (c)                               980            993
  Series 1998-6 Class A
      5.850% due 04/10/03                                 4,570          4,584
Contimortgage Home Equity Loan
  Mortgage Pass-thru Certificate
  Series 1994-3 Class A-4
      7.850% due 06/01/24                                   321            336
  Series 1994-4 Class A-6
      8.270% due 12/15/24                                   232            240
  Series 1996-4 Class A-9
      6.880% due 01/15/28                                   825            839
  Series 1997-2 Class A-6
      7.120% due 03/15/16                                   825            851
Fleetwood Credit Corp. Grantor Trust
  Series 1997-B Class A
      6.400% due 05/15/13                                 3,442          3,480
Green Tree Financial Corp.
  Series 1997-1 Class M1
      7.220% due 03/15/28 (c)                             1,200          1,237
  Series 1997-4 Class M1
      7.220% due 02/15/29                                   925            972
  Series 1997-7 Class A5
      6.540% due 07/15/19                                 3,000          3,053
Green Tree Recreational, Equipment &
  Consumer Loan Trust
  Series 1997-3 Class A1
      6.550% due 07/15/28                                 2,743          2,765
  Series 1998-A Class A1C
      6.180% due 06/15/19                                   561            562
Metris Master Trust
  Series 1996-1 Class A
      6.450% due 02/20/02                                 2,560          2,574
  Series 1997-1 Class A
      6.870% due 10/20/05                                 2,695          2,789
Oakwood Mortgage Investors, Inc.
  Series 1997-D Class A3
      6.500% due 02/15/28                                   605            614
  Series 1998-A Class A2
      6.100% due 05/15/28                                   715            716
Onyx Acceptance Grantor Trust
  Series 1997-1 Class A
      6.550% due 09/15/03 (c)                                95             96
  Series 1998-1 Class A
      5.950% due 07/15/04                                 2,728          2,730
  Series 1998-A Class A3
      5.850% due 08/15/02                                 2,580          2,580
Pacificamerica Home Equity Loan
  Series 1998-2 Class AF
      6.590% due 06/26/28                                 1,600          1,600
Preferred Credit Corp.
  Series 1997-1 Class A6
      7.590% due 07/25/26                                   850            896
Premier Auto Trust
  Series 1997-2 Class A5
      6.320% due 03/06/02                                 3,770          3,817
  Series 1998-3 Class A4
      5.960% due 10/08/02                                 4,000          4,002
Providian Master Trust
      6.250% due 06/15/07                                 2,065          2,089
Sears Credit Account Master Trust
  Series 1997-1 Class A
      6.200% due 07/16/07                                 1,860          1,870
  Series 1998-1 Class A
      5.800% due 08/15/05                                   915            913
Student Loan Marketing Association
  Series 1996-3 Class A1
      5.680% due 10/25/04 (c)                             2,008          2,006
Team Fleet Financing Corp.
  Series 1997-1 Class A
      7.350% due 05/15/03                                 1,800          1,864
Union Acceptance Corp.
  Series 1998-B Class A4
      5.900% due 02/09/04                                 1,440          1,440

74  Diversified Bond Fund

DIVERSIFIED BOND FUND

June 30, 1998 (Unaudited)



                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                        (000)         (000)
                                                     ----------     ----------

Wal-Mart Stores, Inc.
  Series 1994-B3
      8.800% due 12/30/14                            $      315     $      386
WFS Financial Owner Trust
      6.050% due 04/20/03                                   855            854
World Omni Automobile Lease
  Securitization Trust
  Series 1996 - B Class A2
      6.200% due 11/15/02                                   771            773
  Series 1997-A Class B
      7.300% due 06/25/03 (c)                               750            763
  Series 1997-B Class A3
      6.180% due 11/25/03                                 1,565          1,572
                                                                    ----------

                                                                        67,699
                                                                    ----------

BANKERS ACCEPTANCE NOTES - 0.1%
Mellon Bank, NA
      7.625% due 09/15/07                                   355            389
                                                                    ----------

                                                                           389
                                                                    ----------

CORPORATE BONDS AND NOTES - 17.7%
Air Products & Chemicals, Inc
      8.750% due 04/15/21                                   250            316
Allegiance Corp.
      7.300% due 10/15/06                                   875            925
      7.000% due 10/15/26                                   130            133
America West Airlines, Series A
      6.850% due 07/02/09                                   480            487
American Express Co.
      8.500% due 08/15/01                                   255            273
American General Finance Corp.
      8.500% due 06/15/99                                   570            584
American Health Properties
      7.050% due 01/15/02                                   550            562
American Stores Co.
      8.000% due 06/01/26                                   690            786
Analog Devices, Inc.
      6.625% due 03/01/00                                   125            126
Aristar, Inc.
      6.300% due 07/15/00                                 1,270          1,276
      7.750% due 06/15/01                                   500            521
Associates Corp. of North America
  Series H (MTN)
      6.250% due 03/15/99                                 1,010          1,013
      6.500% due 10/15/02                                   450            456
      7.090% due 04/11/03                                   400            419
AT&T Capital Corp.
      6.050% due 04/01/99 (c)                             2,000          1,999
AT&T Corp.
      8.625% due 12/01/31                                   220            248
Atlantic Richfield Co.
      9.125% due 08/01/31                                   550            743
Avco Financial Services, Inc.
      5.750% due 01/23/01 (MTN)                           1,280          1,272
      6.000% due 08/15/02                                   800            796
Baltimore Gas & Electric Co.
      7.250% due 07/01/02                                   500            522
      6.500% due 02/15/03                                   840            853
Banco De Latinoamerica
      6.500% due 04/02/01                                 1,225          1,241
Bank of New York, Inc.
      7.875% due 11/15/02                                   350            374
Bank One, Columbus, Ohio
      7.375% due 12/01/02                                   120            125
BankAmerica Corp.
      6.850% due 03/01/03                                   425            436
      6.875% due 06/01/03                                   260            269
Bankboston NA
      6.375% due 04/15/08                                 1,300          1,297
Barnett Bank, Inc.
      6.900% due 09/01/05                                   405            421
Baxter International Inc.
      6.625% due 02/15/28                                   825            820
Bear Stearns Co Inc. (MTN)(c)
      5.856% due 02/16/01                                 2,000          2,008
Bell Atlantic Corp. (MTN)
      8.750% due 12/01/04                                   450            512
Bell Telephone Co. of Pennsylvania
      8.350% due 12/15/30                                   355            448
BellSouth Telecommunications
      7.000% due 12/01/95                                   385            410
Beneficial Corp.
      8.400% due 05/15/08                                 1,235          1,451
Boeing Co.
      8.750% due 08/15/21                                   550            699
Boston Scientific
      6.625% due 03/15/05                                   300            303
Campbell Soup Co.
      8.875% due 05/01/21                                   420            546
Carolina Power & Light Co.
      6.875% due 08/15/23                                   410            419
Case Corp.
      7.250% due 08/01/05                                   330            349
      7.250% due 01/15/16                                   295            318


                                                      Diversified Bond Fund  75

DIVERSIFIED BOND FUND

June 30, 1998 (Unaudited)



                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                        (000)         (000)
                                                     ----------     ----------

Caterpillar Financial Services (MTN)
      9.500% due 02/06/07                            $      420     $      514
Caterpillar, Inc.
      8.000% due 02/15/23                                   200            235
Central Fidelity Banks, Inc.
      8.150% due 11/15/02                                   170            189
Central Power & Light Co.
  Series FF
      6.875% due 02/01/03                                   600            622
Champion International Corp.
      6.400% due 02/15/26                                   460            475
Chase Manhattan Corp.
      6.500% due 08/01/05                                   300            304
Chesapeake & Potomac Telephone Co.
      8.375% due 10/01/29                                   230            288
Choice Hotels International Inc.
      7.125% due 05/01/08                                 1,075          1,092
Chrysler Corp.
      7.450% due 03/01/27                                   800            888
Chrysler Financial Corp.
      6.080% due 03/12/01 (MTN)                             900            905
      5.686% due 06/11/01                                 2,000          1,998
Cincinnati Gas & Electric Co.
      7.200% due 10/01/23                                   410            420
CIT Group Holdings, Inc.
      6.350% due 07/31/98                                 3,000          3,001
      6.625% due 06/28/99 (MTN)                           1,200          1,208
      6.700% due 05/02/00 (MTN)                             500            507
      6.150% due 12/15/02 (MTN)                             500            502
Citicorp
      5.824% due 05/24/01 (MTN)(c)                        2,000          2,000
      9.500% due 02/01/02                                   120            132
      7.125% due 06/01/03                                   390            406
City National Bank
      6.375% due 01/15/08                                   850            853
Coca Cola Enterprises, Inc.
      7.000% due 10/01/26                                   675            728
      6.750% due 01/15/38                                   250            252
Colonial Realty LP (MTN)
      6.980% due 09/26/05                                   450            463
Commercial Credit Co.
      5.750% due 07/15/00                                   295            294
      7.875% due 07/15/04                                   805            867
      6.500% due 06/01/05                                   540            548
      8.700% due 06/15/10                                   380            454
Commonwealth Edison Co. Series 85
      7.375% due 09/15/02                                   945            984
Conagra, Inc. (MTN)
      8.100% due 05/20/02                                   300            321
Consolidated Natural Gas Co.
      8.625% due 12/01/11                                    31             32
Consolidated Rail Corp.
  Pass-thru Certificate Structured Note
  Series 1995 Class A
      6.760% due 05/25/15                                   459            472
Constitution Capital Trust I
      9.150% due 04/15/27                                   400            450
CoreStates Capital Corp.
      5.875% due 10/15/03                                   400            395
Cox Communications Inc.
      6.500% due 11/15/02                                   550            557
      6.690% due 09/20/04 (MTN)                             400            409
Crown Cork & Seal Finance PLC
      7.000% due 12/15/06                                   750            777
Dayton Hudson Corp.
      6.400% due 02/15/03                                   295            296
      7.500% due 07/15/06                                   100            108
Discover Credit Corp. (MTN)
      8.350% due 04/27/99                                   360            366
Dole Food Co., Inc.
      6.750% due 07/15/00                                   170            171
Duke Power Co.
      7.000% due 07/01/33                                   695            704
Eastman Chemical Co.
      7.250% due 01/15/24                                   300            313
EQCC Home Equity Loan Trust
  Series 1997-1 Class A4
      7.160% due 03/15/13                                   900            933
Excel Realty Trust, Inc.
      6.875% due 10/15/04                                   775            785
Federal Express Corp.
      7.600% due 07/01/97                                   300            322
Finova Capital Corp.
      7.125% due 05/01/02                                   925            953
First Bank Systems, Inc.
      8.000% due 07/02/04                                   700            759
First Chicago Corp.
      5.791% due 11/14/01 (MTN)                           3,000          3,003
      8.875% due 03/15/02                                   505            548
First Interstate Bancorp (MTN)
      9.375% due 01/23/02                                   135            148
First Union Institutional Capital Trust I
      8.040% due 12/01/26                                   225            242
First Union National Bank, Newark (MTN)
      7.125% due 10/15/06                                   500            529
Fleet Financial Group Inc.
      6.875% due 03/01/03                                   300            308
      8.125% due 07/01/04                                   595            649



76  Diversified Bond Fund

DIVERSIFIED BOND FUND

June 30, 1998 (Unaudited)


                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                        (000)         (000)
                                                     ----------     ----------

Florida Residential Property &
  Casualty Insurance Co. Series A
      7.375% due 07/01/03                            $    1,700     $    1,760
Ford Motor Credit Co.
      5.968% due 03/21/01 (MTN)(c)                        4,000          4,016
      6.125% due 04/28/03                                 1,830          1,830
      7.500% due 06/15/04                                   300            319
      6.750% due 05/15/05                                   350            360
Fort James Corp.
      6.625% due 09/15/04                                   895            908
Fortune Brands, Inc.
      7.875% due 01/15/23                                   380            436
General Electric Capital Corp.
      8.300% due 09/20/09                                   235            277
      6.660% due 05/01/18 (c)                               775            785
General Motors Acceptance Corp.
      6.625% due 10/01/02                                 1,975          1,997
Grand Metropolitan Investment Corp.
      7.450% due 04/15/35                                   300            339
GTE California, Inc.
      6.750% due 05/15/27                                   550            553
Hertz Corp.
      7.625% due 08/01/02                                   550            575
      9.000% due 11/01/09                                   230            276
Household Finance Corp.
      6.375% due 06/30/00                                 1,200          1,208
ICI Wilmington, Inc.
      6.950% due 09/15/04                                   380            394
Interamerican Development Bank
      6.375% due 10/22/07                                   300            312
International Lease Finance Corp.
      5.750% due 01/15/99                                   455            455
      6.375% due 08/01/01                                   400            403
      6.375% due 02/15/02                                   400            403
      8.375% due 12/15/04                                 1,000          1,120
IRT Property Co.
      7.250% due 08/15/07                                   450            468
ITT Financial Corp.
      7.400% due 11/15/25                                   715            761
Jackson National Life Insurance Co.
      8.150% due 03/15/27                                   950          1,110
JC Penney & Co., Inc.
      7.600% due 04/01/07                                   550            595
JPM Capital Trust I
      7.540% due 01/15/27                                   225            234
Kansas Gas & Electric Co.
      7.600% due 12/15/03                                   200            213
      6.500% due 08/01/05                                   450            458
Key Bank Corp.
      8.000% due 07/01/04                                   150            163
      7.500% due 06/15/06                                   750            808
      6.500% due 04/15/08                                   750            756
Lehman Brothers Holdings, Inc.
      6.150% due 03/15/00 (MTN)                             800            801
      6.000% due 02/26/01 (MTN)                           1,000            998
      6.250% due 04/01/03                                   150            150
Liberty Mutual Insurance Co.
      7.697% due 10/15/97                                   650            710
      7.875% due 10/15/26                                 1,000          1,125
Lincoln National Corp.
      7.250% due 05/15/05                                   450            474
Lockheed Martin Corp.
      7.750% due 05/01/26                                   600            684
Masco Corp.
      6.625% due 04/15/18                                   500            504
May Department Stores Co.
      6.875% due 11/01/05                                   480            503
MCI Communications Corp.
      6.125% due 04/15/02                                   550            548
Mellon Capital II Series B
      7.995% due 01/15/27                                   320            348
Mirage Resorts, Inc.
      6.625% due 02/01/05                                   955            939
Motorola, Inc.
      7.500% due 05/15/25                                   600            665
Nabisco, Inc.
      6.375% due 02/01/35                                   850            845
Nationsbank Corp.
      7.750% due 08/15/04                                   450            483
Natexis Ambs Co. LLC
      8.440% due 12/29/49                                   150            150
New England Telephone & Telegraph Co.
      7.875% due 11/15/29                                   235            278
News America Holdings, Inc.
      7.750% due 01/20/24                                   300            323
Northwestern Bell Telephone Co.
      7.750% due 05/01/30                                   630            733
Norwest Corp. Series H (MTN)
      6.750% due 06/15/07                                   300            310
Norwest Financial, Inc.
      6.250% due 11/01/02                                   525            527
      6.375% due 11/15/03                                   575            583
      6.000% due 02/01/04                                   600            599
      6.750% due 06/01/05                                   200            208
NYNEX Corp.
      9.550% due 05/01/10                                   349            403


                                                      Diversified Bond Fund  77

DIVERSIFIED BOND FUND

June 30, 1998 (Unaudited)


                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

Occidental Petroleum Corp.
      8.500% due 11/09/01 (MTN)                      $      245     $      263
     10.125% due 11/15/01                                   210            234
Pacific Bell
      7.500% due 02/01/33                                   785            821
Pennsylvania Power & Light Co.
      6.875% due 03/01/04                                 1,000          1,033
Pennzoil Co.
     10.125% due 11/15/09                                    85            106
PepsiCo, Inc.
      7.625% due 12/18/98                                   285            287
Philadelphia Electric Company
      7.125% due 09/01/02                                   550            567
Philip Morris Cos., Inc.
      6.950% due 06/01/06                                   295            306
      7.200% due 02/01/07                                 1,000          1,033
      7.650% due 07/01/08                                   310            331
Pitney Bowes Credit Corp.
      8.550% due 09/15/09                                   460            546
PNC Funding Corp.
      6.875% due 07/15/07                                   800            834
Praxair, Inc.
      6.850% due 06/15/05                                   700            727
Procter & Gamble Co. Sharing ESOP
  Series A
      9.360% due 01/01/21                                    90            119
Ralston Purina Co.
      7.875% due 06/15/25                                   615            702
Raytheon Co.
      6.300% due 03/15/05                                   880            884
Realty Income Corp.
      7.750% due 05/06/07                                 1,175          1,233
Republic of New York Corp.
      8.250% due 11/01/01                                   150            160
      9.750% due 12/01/00                                   190            206
Rite Aid Corp.
      6.700% due 12/15/01                                   950            966
Rockwell International Corp.
      8.875% due 09/15/99                                   255            264
Salomon Smith Barney Holdings, Inc.
      6.750% due 02/15/03                                   800            816
      6.250% due 06/15/05                                   150            149
Seagram Co., Ltd.
      8.350% due 01/15/22                                   320            373
Sears Roebuck Acceptance Corp.
      6.750% due 01/15/28                                   800            800
Sears Roebuck Acceptance Corp.
  Series II (MTN)
      6.690% due 04/30/01                                   375            382
Service Corp. International
      7.375% due 04/15/04                                   560            589
      6.750% due 06/01/01                                   250            254
Shopping Center Associates
      6.750% due 01/15/04                                   750            759
Socgen Real Estate Co. LLC
      7.640% due 12/29/49 (g)                               430            438
Spieker Properties (MTN)
      8.000% due 07/19/05                                   700            750
Summit Properties Inc.
      7.200% due 08/15/07                                   475            481
Suntrust Banks, Inc.
      7.375% due 07/01/02                                   700            730
Tenneco Corp.
     10.200% due 03/15/08                                   590            738
Texaco Capital, Inc.
      9.750% due 03/15/20                                   440            610
      8.875% due 09/01/21                                   220            285
Texas Utilities Electric Co.
      9.500% due 08/01/99                                   805            833
TIG Capital Trust I
      8.597% due 01/15/27                                 1,050          1,178
Time Warner, Inc.
      7.975% due 08/15/04                                   300            323
      8.110% due 08/15/06                                   600            661
      8.180% due 08/15/07                                   600            669
      6.875% due 06/15/18                                   950            954
Union Carbide Chemicals & Plastics
      7.875% due 04/01/23                                   590            637
Union Oil Co. (MTN)
      9.400% due 02/15/11                                   470            592
Union Pacific Corp.
      7.600% due 05/01/05                                   120            127
Union Pacific Railroad Trust
  Pass-thru Certificate
  Series 1996-A2
      7.060% due 05/15/03                                   500            520
Union Planters Bank
      6.500% due 03/15/18                                   670            667
United Technologies Corp.
      8.750% due 03/01/21                                   380            479
US Bank National - Minnesota
      5.762% due 12/19/01                                 2,000          1,998
USA Waste Services, Inc.
      6.500% due 12/15/02                                   825            828
USX Marathon Group
      8.500% due 03/01/23                                   800            937
Virginia Electric & Power Co.
      8.750% due 04/01/21                                   200            214


78  Diversified Bond Fund

DIVERSIFIED BOND FUND

June 30, 1998 (Unaudited)


                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                        (000)         (000)
                                                     ----------     ----------

Wachovia Corp. New
      6.800% due 06/01/05                            $      305     $      314
Wal-Mart Stores, Inc.
      7.500% due 05/15/04                                   300            321
Wells Fargo & Co.
      6.875% due 04/01/06                                   500            514
Wellsford Residential Properties Trust
      9.375% due 02/01/02                                   750            819
Westvaco Corp.
      9.750% due 06/15/20                                   115            155
Whirlpool Corp.
      9.500% due 06/15/00                                   250            265
Willamette Industries, Inc.
      7.850% due 07/01/26                                   520            586
Wilmington Trust
     10.370% due 01/02/07                                 1,647          1,774
Wisconsin Central Transportation Corp.
      6.625% due 04/15/08                                   850            848
World Financial Properties Tower
  Series 1996 WBF-B
      6.910% due 09/01/13                                 1,182          1,229
                                                                    ----------

                                                                       138,836
                                                                    ----------

EURODOLLAR BONDS - 2.0%
Abbey National PLC
      6.700% due 06/29/49 (g)                               900            904
Australian Gas Light Co.
      6.400% due 04/15/08                                 1,000          1,014
Caterpillar Financial Services Corp.
      5.778% due 02/12/01 (MTN)                           4,000          4,004
Finland, Republic of
      5.875% due 02/27/06                                   475            476
Hutchison Whampoa Finance, Ltd.
      7.450% due 08/01/17                                 1,475          1,170
Italy, Republic of
      6.875% due 09/27/23                                   150            165
Nationsbank Corp.
      5.838% due 06/17/02 (MTN)(c)                        3,000          3,001
Ontario, Province of
      7.375% due 01/27/03                                   525            554
Skandinaviska Enskilda Banken
      8.125% due 09/06/49 (g)                               800            868
Societe Generale
      7.850% due 04/29/49 (g)                             1,500          1,603
Svenska Handelsbanken
      7.125% due 03/29/49 (g)                               875            901
Videotron Holdings PLC Step Up Bond
  Zero Coupon due 07/01/04                                  925            909
                                                                    ----------

                                                                        15,569
                                                                    ----------

MORTGAGE-BACKED SECURITIES - 36.6%
ACLC Franchise Loan Receivables 1997
  Pass Thru Class A1
      7.120% due 03/15/12                                   861            896
American Southwest Financial Corp.
  Series G Class G-4 CMO
     12.250% due 11/01/14                                   215            244
BKB Commercial Mortgage Trust
  Series 1997-C1 Class B
      7.218% due 04/25/00 (c)                               712            710
Capita Equipment Receivables Trust
  Series 1996 - 1 Class A4
      6.280% due 06/15/00                                   860            864
Chase Commercial Mortgage Securities Corp.
  Series 1997-1 Class E
      7.370% due 12/19/07 (c)                               800            806
Citicorp Mortgage Securities, Inc.
  Series 1992-1 Class A-5
      8.000% due 04/25/21                                   285            286
  Series 1997-5 Class A1
      6.500% due 11/25/27                                 1,000          1,003
Collateralized Mortgage Obligation Trust 56
  Class B CMO
      9.985% due 12/01/18                                   227            244
Commercial Mortgage Acceptance Corp.
  Series 1997-ML1 Class A1
      6.500% due 11/15/04 (c)                             1,191          1,212
CSFB Finance Co., Ltd.
  Series 1995-A Class A
      7.090% due 11/15/05 (c)                               450            444
Delta Funding Home Equity Loan Trust
  Series 1997-3 Class M1F
      7.080% due 10/25/28                                   500            506
DLJ Commercial Mortgage Corp
  Series 1998-CG1 Class A1A
      6.110% due 12/10/07                                 1,350          1,349
DLJ Mortgage Acceptance Corp.
  Series 1993 Class A-2 CMO
      7.650% due 09/18/03                                 2,500          2,532
Federal Home Loan Mortgage Corp. (b)
      6.500% 15 Year TBA                                  6,170          6,212
      7.000% 30 Year TBA                                  1,575          1,599


                                                      Diversified Bond Fund  79

DIVERSIFIED BOND FUND

June 30, 1998 (Unaudited)



                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                        (000)         (000)
                                                     ----------     ----------

      6.500% 30 Year TBA                             $   32,950     $   32,857
      8.000% 30 Year TBA                                  1,425          1,474
      6.000% 30 Year TBA Gold                             2,830          2,759
Federal Home Loan Mortgage Corp.
  Partcipation Certificate
      7.000% due 1998                                         8              8
      7.000% due 1999                                     2,315          2,358
      7.500% due 2001                                       171            173
      7.000% due 2002                                        74             75
      7.000% due 2003                                       288            292
      6.750% due 2007                                       344            349
      7.000% due 2008                                        66             67
      8.000% due 2008                                       112            116
      8.500% due 2008                                       143            149
      6.500% due 2009                                     1,496          1,510
      7.500% due 2009 (c)                                 2,061          2,123
      8.000% due 2009                                       229            237
      7.500% due 2010                                        47             48
      8.000% due 2010                                        42             43
      6.000% due 2011                                     6,248          6,221
      6.500% due 2011                                       657            664
      7.500% due 2011                                       416            428
      8.000% due 2011                                       436            450
      6.000% due 2012                                       998            991
      7.500% due 2012                                       688            708
      8.000% due 2012                                       291            301
     12.000% due 2014                                        94            107
     12.000% due 2015                                        63             72
      9.000% due 2016                                       638            679
     12.500% due 2016                                        77             88
      8.000% due 2017                                       661            683
      9.000% due 2017                                         5              5
      9.000% due 2018                                     1,265          1,351
      9.000% due 2020                                       616            658
      8.500% due 2022                                       153            160
      9.000% due 2022                                       204            217
      6.500% due 2024                                     3,237          3,243
      7.500% due 2024                                     1,672          1,713
      9.000% due 2024                                       738            780
      8.000% due 2025                                     4,067          4,250
      8.500% due 2025                                       817            853
      9.000% due 2025                                       543            574
      8.500% due 2026                                     1,069          1,115
      9.000% due 2026                                        22             23
      6.500% due 2027                                       496            495
      7.500% due 2027                                     1,049          1,075
      8.500% due 2027                                     4,420          4,634
      6.500% due 2028                                     1,581          1,577
      7.000% due 2028                                       502            509
      7.500% due 2028                                     3,475          3,561
Federal Home Loan Mortgage Corp.
  Participation Certificate
  Series 1053 Class G
      7.000% due 03/15/21                                 1,561          1,590
Federal National Mortgage
  Association Pools
      7.000% due 1999                                       228            229
      7.500% due 1999 (c)                                 1,683          1,756
      7.500% due 1999 (c)(h)                              1,201          1,202
      7.000% due 2000                                       685            690
      9.500% due 2001                                        34             35
      8.000% due 2002                                       359            365
      9.500% due 2002                                        83             85
      6.000% due 2003                                       468            466
      7.000% due 2003                                       636            644
      7.500% due 2003                                       841            853
      8.000% due 2003                                       134            136
      9.500% due 2003                                       101            106
      6.500% due 2004                                        28             28
      8.000% due 2004                                       166            169
      9.500% due 2005                                       111            116
      7.790% due 2006                                       775            790
      9.500% due 2006                                       105            110
      7.000% due 2007                                       110            112
      6.500% due 2008                                       656            662
      7.000% due 2008                                       356            363
      6.500% due 2009                                     4,841          4,883
      7.000% due 2009                                       573            586
      8.000% due 2010                                        27             28
     10.500% due 2010                                        28             31
      6.000% due 2011                                     1,630          1,613
      7.500% due 2011                                       195            200
      8.000% due 2011                                        95             98
      7.000% due 2012                                       852            867
      7.500% due 2012                                       114            117
      9.000% due 2016                                        29             31
      8.000% due 2017                                       655            683
      9.000% due 2017                                       664            708
      8.000% due 2020                                        35             36
      8.000% due 2022                                       565            589
      7.000% due 2023                                       741            752
      7.000% due 2023 (h)                                    74             75
      8.000% due 2023                                       109            113
      6.500% due 2024                                     5,301          5,305


80  Diversified Bond Fund

DIVERSIFIED BOND FUND

June 30, 1998 (Unaudited)


                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                        (000)         (000)
                                                     ----------     ----------

      7.000% due 2024 (h)                            $      676     $      686
      7.500% due 2024                                       584            599
      7.000% due 2025 (h)                                 3,738          3,792
      8.500% due 2025                                     1,074          1,121
      8.500% due 2026                                     2,649          2,765
      9.000% due 2026                                       547            579
      6.500% due 2027                                     2,372          2,363
      6.500% due 2028                                     4,870          4,850
      8.000% due 2028                                       353            365
Federal National Mortgage Association
  (REMIC)
  Series 1992-10 Class ZD
      8.000% due 11/25/21                                 1,685          1,844
  Series 1994-81 Class PJ
      8.000% due 07/25/23                                 1,550          1,681
  Series G92-36 Class A
      7.000% due 04/25/15                                    85             85
Federal National Mortgage Association (b)
      6.500% 15 Year TBA                                  1,705          1,715
      6.000% 30 Year TBA                                  4,480          4,361
      6.500% 30 Year TBA                                  2,345          2,335
      7.000% 30 Year TBA                                  2,005          2,033
      7.500% 30 Year TBA                                  8,510          8,728
      8.000% 30 Year TBA                                  2,755          2,851
Federal National Mortgage Association Aces
  Series 1998-M1 Class A2
      6.250% due 01/25/08                                 1,250          1,253
Federal National Mortgage Association
  Principal Only Strip
  Zero Coupon due 03/25/20                                  124            102
Federal National Mortgage Association
  Interest Only Inverse Floater
  Series 1993-208 Class SA
      0.103% due 02/25/23 (c)                            32,569            364
First Union Lehman Brothers Commercial Trust
  Series 1997 - C1 Class C
      7.440% due 04/18/07                                   750            794
Government National Mortgage
  Association Pools
      6.500% due 2008                                       175            177
      6.500% due 2009                                     1,578          1,599
      7.000% due 2011                                        21             21
      9.000% due 2016                                     1,586          1,704
      9.500% due 2016                                        82             89
      8.000% due 2017                                     2,229          2,407
      9.000% due 2017                                       153            166
      9.000% due 2020                                        59             63
     10.500% due 2020                                       340            378
     10.500% due 2021                                        55             62
      7.000% due 2022                                       617            628
      7.000% due 2023 (c)                                 9,357          9,578
      7.000% due 2023                                     2,278          2,317
      7.500% due 2023                                     2,166          2,228
      7.000% due 2024 (c)                                 1,652          1,670
      7.000% due 2024                                     7,106          7,226
      7.500% due 2024                                     1,215          1,250
      7.500% due 2025                                     1,738          1,787
      8.000% due 2025                                     3,134          3,248
      9.000% due 2025                                     5,445          5,857
      6.500% due 2026                                       261            260
      8.000% due 2026                                     5,190          5,378
      7.000% due 2027                                     2,970          3,017
      7.500% due 2027                                     1,974          2,029
      8.000% due 2027                                     3,473          3,599
      8.500% due 2027                                       306            322
      6.500% due 2028                                     7,336          7,320
      7.000% due 2028                                       193            196
Government National Mortgage Association (b)
      6.500% 30 Year TBA                                  5,980          5,967
      7.500% 30 Year TBA                                  9,955         10,232
      8.000% 30 Year TBA                                  2,825          2,927
GS Mortgage Securities Corp. II
  Series 1997-GL Class A2A
      6.940% due 07/13/30                                 2,079          2,121
  Series 1998-GLII Class A1
      6.312% due 04/13/31 (c)                               973            983
Housing Securities, Inc.
  Series 1994-2 Class A1
      6.500% due 07/25/09                                   861            865
Lehman Brothers Mortgage Trust, Inc.
  Series 1991-2 Class A-1
      8.000% due 03/20/99                                    23             24
Merrill Lynch Mortgage Investors, Inc.
  Series 1996-C2 Class A1
      6.690% due 11/21/28                                   453            462
  Series 1996-C2 Class A2
      6.820% due 11/21/28                                 2,400          2,480
  Series 1997-C1 Class A1
      6.950% due 06/18/29 (c)                             3,574          3,689
Mortgage Capital Funding, Inc.
  Series 1996-MC1 Class A2B
      7.900% due 02/15/06                                   775            831


                                                      Diversified Bond Fund  81

DIVERSIFIED BOND FUND

June 30, 1998 (Unaudited)


                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                        (000)         (000)
                                                     ----------     ----------

Norwest Asset Securities Corp.
  Series 1997-9 Class A5
      7.000% due 06/25/12                            $      961     $      983
  Series 1998-7 Class B4
      6.500% due 04/25/13                                 2,113          2,124
Railcar Leasing, LLC
  Series 1 Class A1
      6.750% due 07/15/06                                 1,953          1,997
Residential Funding Mortgage Securities
  Series 1997-S4 Class A5
      7.000% due 03/25/12                                   950            970
  Series 1997-S10 Class A-5
      7.000% due 07/25/12                                   965            986
  Series 1997-S18 Class A7
      6.750% due 11/25/12                                   733            747
  Series 1998-S9 Class 1A1
      6.500% due 04/25/13                                 1,111          1,117
Resolution Trust Corp.
  Mortgage Pass-thru Certificate
  Series 1992 Class A-3
     10.500% due 05/25/24 (c)                               128            129
  Series 1994-C1 Class C
      8.000% due 06/25/26                                   975          1,027
  Series 1994-C2 Class D
      8.000% due 04/25/25                                   368            378
  Series 1995-C1 Class C
      6.900% due 02/25/27 (c)                               350            355
  Series 1995-C1 Class D
      6.900% due 02/25/27                                   775            775
Ryland Acceptance Corp. Four
  Series 88 Class E CMO
      7.950% due 01/01/19                                 1,944          2,017
Structured Asset Securities Corp.
  Mortgage Pass-thru Certificate
  Series 1996-CFL Class C
      6.525% due 02/25/28                                   300            301
United States Department of Veteran Affairs
  REMIC
  Series 1992-1 Class 2-E
      7.750% due 03/15/16                                   550            564
WFS Financial Owner Trust
  Series 1998-A Class A4
      5.950% due 05/20/03                                 2,610          2,612
                                                                    ----------

                                                                       286,457
                                                                    ----------

UNITED STATES GOVERNMENT
AGENCIES - 4.9%
Federal Home Loan Bank
      6.450% due 03/13/02                                 4,250          4,301
Federal National Mortgage Association
      5.790% due 10/12/99 (MTN)                           4,000          4,008
      6.100% due 10/06/00 (MTN)                           1,305          1,309
      6.250% due 11/20/02 (MTN)                           1,335          1,344
      7.780% due 09/29/06 (MTN)                             665            680
      6.940% due 03/19/07 (MTN)                           1,065          1,097
      7.280% due 05/23/07 (MTN)                             655            684
      6.900% due 08/21/07 (MTN)                           2,155          2,222
      6.780% due 10/22/07 (MTN)                           2,010          2,060
      6.000% due 05/15/08                                 4,600          4,663
Government Backed Trust Certificates
  Class 1-C
      9.250% due 11/15/01                                 2,725          2,890
Government Backed Trust Certificates
  Series 2E
      9.400% due 05/15/02                                   803            848
  Series T-3
      9.625% due 05/15/02 (c)                             3,091          3,270
Resolution Funding Corp.
      8.625% due 01/15/21                                 1,380          1,844
      8.625% due 01/15/30                                   390            545
      8.875% due 07/15/20                                 1,855          2,550
Tennessee Valley Authority
  Series E
      6.250% due 12/15/17                                   610            630
      6.750% due 11/01/25                                 2,900          3,207
                                                                    ----------

                                                                        38,152
                                                                    ----------

UNITED STATES GOVERNMENT
TREASURIES - 24.8%
United States Treasury Bonds
     10.750% due 05/15/03                                 5,825          7,098
     10.750% due 08/15/05                                 5,760          7,494
      8.750% due 11/15/08                                 2,680          3,059
     10.375% due 11/15/09                                 1,510          1,887
     11.750% due 02/15/10                                 3,025          4,036
     12.750% due 11/15/10                                13,805         19,661
     13.875% due 05/15/11                                 2,120          3,217
     14.000% due 11/15/11                                 1,100          1,707
     10.375% due 11/15/12                                   980          1,312
     12.000% due 08/15/13                                   980          1,453
     13.250% due 05/15/14                                   725          1,166
     11.750% due 11/15/14                                   195            293
      9.875% due 11/15/15                                 2,850          4,151


82  Diversified Bond Fund

DIVERSIFIED BOND FUND

June 30, 1998 (Unaudited)



                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                        (000)         (000)
                                                     ----------     ----------

      7.250% due 05/15/16                            $    1,075     $    1,259
      9.250% due 02/15/16                                 3,920          5,452
      7.500% due 11/15/16                                 7,900          9,484
      8.750% due 05/15/17                                   230            310
      8.875% due 08/15/17                                 7,130          9,720
      8.125% due 08/15/19                                 9,610         12,403
      8.000% due 11/15/21                                12,460         16,062
      7.625% due 11/15/22                                 6,980          8,699
      6.250% due 08/15/23                                 2,210          2,366
      7.500% due 11/15/24                                 1,255          1,557
      6.875% due 08/15/25                                 1,100          1,274
      6.750% due 08/15/26                                13,535         15,495
      6.500% due 11/15/26                                 2,000          2,221
      6.625% due 02/15/27                                 3,975          4,489
United States Treasury Notes
      5.875% due 08/31/99                                 4,365          4,382
      6.875% due 08/31/99                                 2,990          3,035
      5.875% due 10/31/99                                 1,055          1,056
      5.875% due 11/15/99                                 3,625          3,641
      7.750% due 11/30/99                                 7,060          7,271
      7.750% due 01/31/00                                 2,075          2,144
      5.875% due 02/15/00                                    95             96
      6.000% due 08/15/00                                10,595         10,696
      8.750% due 08/15/00                                   795            846
      6.250% due 08/31/00                                   425            431
      5.250% due 01/31/01                                    30             30
      6.375% due 03/31/01                                    90             92
      5.875% due 11/30/01                                    50             51
      6.250% due 01/31/02                                   985          1,007
      6.250% due 02/28/02                                 7,180          7,345
      6.500% due 05/31/02                                   330            341
      3.625% due 07/15/02                                 4,000          3,956
      5.750% due 10/31/02                                   640            645
                                                                    ----------

                                                                       194,390
                                                                    ----------

YANKEE BONDS - 1.9%
Abitibi-Consolidated Inc. (h)
      7.400% due 04/01/18                                   400            407
      7.500% due 04/01/28                                   675            689
African Development Bank
      9.750% due 12/15/03                                   325            381
      6.750% due 10/01/04                                   300            312
      6.875% due 10/15/15                                 1,245          1,323
      8.800% due 09/01/19                                   295            382
Alberta, Province of
      9.250% due 04/01/00                                   160            169
Asian Development Bank
      8.000% due 04/30/01                                   175            184
      8.500% due 05/02/01                                   180            192
      6.250% due 10/24/05                                   315            320
Canadian Occidental Petroleum Ltd.
      7.400% due 05/01/28                                   900            918
Carter Holt Harvey Ltd.
      8.875% due 12/01/04                                   350            392
Hydro Quebec
  Series GH
      8.250% due 04/15/26                                   505            612
International American Development Bank
      7.000% due 06/15/25                                 1,400          1,571
      6.950% due 08/01/26                                   155            172
International Bank for Reconstruction &
  Development
      8.625% due 10/15/16                                   270            348
Manitoba, Province of
  Series CB
      8.800% due 01/15/20                                   200            261
  Series CD
      9.250% due 04/01/20                                   200            271
New Brunswick, Province of
      7.125% due 10/01/02                                   400            416
      9.750% due 05/15/20                                   190            269
Newfoundland, Province of
     10.000% due 12/01/20                                    90            128
Noranda Forest, Inc.
      6.875% due 11/15/05                                   250            253
Nova Scotia, Province of
      9.125% due 05/01/21                                   690            916
Quebec, Province of
      7.125% due 02/09/24                                   985          1,054
Royal Caribbean Cruises Ltd.
      7.250% due 03/15/18                                   450            461
Saskatchewan, Province of
      8.000% due 07/15/04                                 1,045          1,151
Tyco International Group S.A.
      6.375% due 06/15/05                                   700            702
Wharf International Finance, Ltd.
      7.625% due 03/13/07                                   850            670
                                                                    ----------

                                                                        14,924
                                                                    ----------

TOTAL LONG-TERM INVESTMENTS
(cost $738,521)                                                        756,416
                                                                    ----------


                                                      Diversified Bond Fund  83

DIVERSIFIED BOND FUND

June 30, 1998 (Unaudited)

                                                       NOTIONAL        MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------    ----------

OPTIONS PURCHASED - 0.0%
United States Treasury 10 Year Notes (e)
  Jul 99.98 Call**                                    $    8,900    $        8
  Aug 100.65 Call**                                          300             3
  Sep 100.47 Call**                                          900            13
  Sep 101.61 Call*                                           601             5
  Sep 100.55 Call*                                           592             8
United States Treasury 30 Year Bonds (e)
  Nov 109.52 Call**                                        2,300            30
                                                                    ----------

TOTAL OPTIONS PURCHASED
(cost $56)                                                                  67
                                                                    ----------


                                                        NUMBER
                                                          OF
                                                        SHARES
                                                      ----------

PREFERRED STOCKS - 0.3%
Credit Lyonnais Capital S.C.A. - ADR                      15,700           393
Equity Office Properties Trust                            21,500           935
TIG Holdings, Inc.                                         7,200           764
                                                                    ----------

TOTAL PREFERRED STOCKS
(cost $2,190)                                                            2,092
                                                                    ----------

                                                       PRINCIPAL
                                                        AMOUNT
                                                        (000)
                                                      ----------

SHORT-TERM INVESTMENTS - 13.3%
Federal Home Loan Mortgage
  Discount Notes (a)(f)
      5.400% due 07/09/98                             $    2,000         1,998
      5.450% due 07/20/98                                  3,340         3,330
      5.400% due 08/28/98                                  2,000         1,982
Frank Russell Investment Company
  Money Market Fund,
  due on demand (a)                                       95,837        95,837

Raytheon Co.
      5.700% due 07/09/98 (a)                              1,000           999
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $104,146)                                                        104,146
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $844,913)(d) - 110.2%                                 862,721

OTHER ASSETS AND LIABILITIES,
NET, INCLUDING OPTIONS WRITTEN - (10.2%)                               (79,668)
                                                                    ----------

NET ASSETS - 100.0%                                                 $  783,053
                                                                    ----------
                                                                    ----------


(a)  At cost, which approximates market.
(b)  Forward commitment. See Note 2.
(c)  Adjustable or floating rate securities.
(d)  See Note 2 for federal income tax information.
(e)  Nonincome-producing security.
(f)  Rate noted is yield-to-maturity.
(g)  Perpetual floating rate note.
(h)  Held as collateral in connection with options written
     by the Fund.
*    Represents 1 OTC contract.
**   $100,000 notional amount represents 1 contract.

ABBREVIATIONS:
ADR - American Depositary Receipt
CMO - Collateralized Mortgage Obligation
MTN - Medium Term Note
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security


       The accompanying notes are an integral part of the financial statements.

84  Diversified Bond Fund

DIVERSIFIED BOND FUND

June 30, 1998 (Unaudited)


                                                       NOTIONAL        MARKET
                                                        AMOUNT          VALUE
                                                        (000)           (000)
                                                      ----------     ----------

OPTIONS WRITTEN
(Notes 2 and 3)

Abitibi-Consolidated, Inc.*
  Aug 138.00 Call                                     $      675     $       --
  Aug 148.00 Call                                            400             --
Federal National Mortgage Association*
  Aug 102.84 Call                                          1,188             --
  Sep 101.29 Call                                          1,462              6
  Sep 101.30 Call                                          1,462              6
United States Treasury 10 Year Notes**
  Jul 99.75 Call                                           3,400             10
  Jul 112.19 Call                                          2,000             --
  Nov 109.00 Call                                          2,100              2
  Nov 94.28 Put                                            2,300             --
United States Treasury 30 Year Bonds**
  Nov 95.27 Put                                            2,100             --
                                                                     ----------

Total Liability for Options Written
  (premiums received $76)(#)                                         $       24
                                                                     ----------
                                                                     ----------


(#) At June 30, 1998, United States Government Securities valued at $20,007 were held as collateral in connection with options written by the Fund.
*    Represents 1 OTC contract.
**   $100,000 notional amount represents 1 contract.


       The accompanying notes are an integral part of the financial statements.

                                                      Diversified Bond Fund  85

DIVERSIFIED BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998 (Unaudited)


                                                                                                               Amounts in
                                                                                                           thousands (except
                                                                                                           per share amount)
ASSETS
Investments at market (identified cost $844,913)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .   $         862,721
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               8,648
  Investments sold (regular settlement). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,122
  Investments sold (delayed settlement)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . .              10,403
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,698
                                                                                                           -----------------
     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             887,592

LIABILITIES
Payables:
  Investments purchased (regular settlement) . . . . . . . . . . . . . . . . . . . .      $        4,170
  Investments purchased (delayed settlement)(Note 2) . . . . . . . . . . . . . . . .              99,690
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 174
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 331
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 150
Options written, at market value (premiums received $76)(Notes 2 and 3). . . . . . .                  24
                                                                                           -------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             104,539
                                                                                                           -----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $         783,053
                                                                                                           -----------------
                                                                                                           -----------------
NET ASSETS CONSIST OF:
Undistributed net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $           3,657
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (4,036)
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              17,808
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  52
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 330
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             765,242
                                                                                                           -----------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $         783,053
                                                                                                           -----------------
                                                                                                           -----------------
NET ASSET VALUE, offering and redemption price per share:
  Class S ($779,739,493 divided by 32,903,022 shares of $.01 par value
     shares of beneficial interest outstanding). . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $           23.70
                                                                                                           -----------------
                                                                                                           -----------------
  Class E ($3,313,059 divided by 137,920 shares of $.01 par value
     shares of beneficial interest outstanding)(Note 1). . . . . . . . . . . . . . . . . . . . . . . . .   $           24.02
                                                                                                           -----------------
                                                                                                           -----------------

    The accompanying notes are an integral part of the financial statements.

86  Diversified Bond Fund

DIVERSIFIED BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1998 (Unaudited)

                                                                                                         Amounts in thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $             21,809
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  2,425
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                     60
                                                                                                         --------------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 24,294

EXPENSES (Notes 1, 2 and 4):
  Management fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      1,618
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               170
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               172
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                18
  Registration fees - Class S. . . . . . . . . . . . . . . . . . . . . . . . . . . .                48
  Distribution fees - Class E. . . . . . . . . . . . . . . . . . . . . . . . . . . .                 5
  Shareholder servicing fees - Class E . . . . . . . . . . . . . . . . . . . . . . .                 4
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 2
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                21
                                                                                          ------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  2,058
                                                                                                         --------------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 22,236
                                                                                                         --------------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             4,688
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               170
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . .                  (2)                 4,856
                                                                                          ------------

Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               198
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (6)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .               (10)                   182
                                                                                          ------------   --------------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  5,038
                                                                                                         --------------------

Net increase (decrease) in net assets resulting from operations. . . . . . . . . . . . . . . . . . . .   $             27,274
                                                                                                         --------------------
                                                                                                         --------------------


    The accompanying notes are an integral part of the financial statements.

                                                  Diversified Bond Fund  87

DIVERSIFIED BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                Amounts in thousands

                                                                                          FOR THE SIX            FOR THE
                                                                                          MONTHS ENDED         FISCAL YEAR
                                                                                         JUNE 30, 1998            ENDED
                                                                                           (UNAUDITED)      DECEMBER 31, 1997
                                                                                        ---------------     -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $        22,236     $          39,108
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              4,856                 4,407
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .                182                11,285
                                                                                        ---------------     -----------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .             27,274                54,800
                                                                                        ---------------     -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income
     Class S . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            (18,359)              (39,001)
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (120)                  (45)
  In excess of net investment income
     Class S . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 --                  (514)
  In excess of net realized gain on investments
     Class S . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               (578)               (2,393)
     Class E . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (3)                   (8)
                                                                                        ---------------     -----------------

        Total Distributions to Shareholders. . . . . . . . . . . . . . . . . . . . .            (19,060)              (41,961)
                                                                                        ---------------     -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6). . . .             85,039               121,196
                                                                                        ---------------     -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .             93,253               134,035

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .            689,800               555,765
                                                                                        ---------------     -----------------
  End of period (including undistributed net investment income of
     $3,657 and accumulated distributions in excess of net investment
     income of $100, respectively) . . . . . . . . . . . . . . . . . . . . . . . . .    $       783,053     $         689,800
                                                                                        ---------------     -----------------
                                                                                        ---------------     -----------------

       The accompanying notes are an integral part of the financial statements.

88  Diversified Bond Fund

DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS - CLASS S

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.


                                                                                     YEAR ENDED DECEMBER 31,
                                                                         ----------------------------------------------------------
                                                                1998*       1997       1996        1995         1994        1993
                                                            ----------   ----------  ----------  ----------  ----------  ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .  $    23.43   $    22.97  $    23.69  $    21.53  $   23.73   $   23.49
                                                            ----------   ----------  ----------  ----------  ----------  ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . .         .71(c)      1.45        1.47        1.54       1.46        1.48
  Net realized and unrealized gain (loss) on investments .         .16          .56        (.71)       2.18      (2.22)        .83
                                                            ----------   ----------  ----------  ----------  ----------  ----------

     Total Income From Investment Operations . . . . . . .         .87         2.01         .76        3.72       (.76)       2.31
                                                            ----------   ----------  ----------  ----------  ----------  ----------

LESS DISTRIBUTIONS:
  Net investment income  . . . . . . . . . . . . . . . . .        (.58)       (1.45)      (1.48)      (1.56)     (1.42)      (1.48)
  In excess of net investment income . . . . . . . . . . .          --         (.02)         --          --         --        (.01)
  Net realized gain on investments . . . . . . . . . . . .          --           --          --          --         --        (.58)
  In excess of net realized gain on investments  . . . . .        (.02)        (.08)         --          --       (.02)         --
                                                            ----------   ----------  ----------  ----------  ----------  ----------

     Total Distributions . . . . . . . . . . . . . . . . .        (.60)       (1.55)      (1.48)      (1.56)     (1.44)      (2.07)
                                                            ----------   ----------  ----------  ----------  ----------  ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .  $    23.70   $    23.43  $    22.97  $    23.69  $   21.53   $   23.73
                                                            ----------   ----------  ----------  ----------  ----------  ----------
                                                            ----------   ----------  ----------  ----------  ----------  ----------

TOTAL RETURN (%)(a). . . . . . . . . . . . . . . . . . . .        3.77         9.09        3.43       17.76      (3.25)      10.02

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . .     779,739      687,331     554,804     513,808    525,315     477,341

  Ratios to average net assets (%)(b):
     Operating expenses  . . . . . . . . . . . . . . . . .         .56          .60         .61         .59        .56         .58
     Net investment income . . . . . . . . . . . . . . . .        6.03         6.35        6.46        6.69       6.57        6.13

  Portfolio turnover rate (%)(b) . . . . . . . . . . . . .      185.78       172.43      138.98      135.85     153.21      177.74


*    For the six months ended June 30, 1998 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for the periods ended June 30, 1998 are annualized.
(c) Average month-end shares outstanding for the period were used for this calculation.


                                                      Diversified Bond Fund  89

DIVERSIFIED BOND FUND

FINANCIAL HIGHLIGHTS - CLASS E

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.

                                                                              YEAR ENDED DECEMBER 31,
                                                                              -----------------------
                                                                    1998*         1997        1996**
                                                                 ----------   ----------   ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . . . .   $    24.06   $    22.98   $    23.16
                                                                 ----------   ----------   ----------
INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . .          .67(d)      1.22          .25
  Net realized and unrealized gain (loss) on investments . . .          .14          .66         (.09)
                                                                 ----------   ----------   ----------

     Total Income From Investment Operations . . . . . . . . .          .81         1.88          .16
                                                                 ----------   ----------   ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . .         (.83)        (.72)        (.34)
  Net realized gain on investments . . . . . . . . . . . . . .           --           --           --
  In excess of net realized gain on investments. . . . . . . .         (.02)        (.08)          --
                                                                 ----------   ----------   ----------
     Total Distributions . . . . . . . . . . . . . . . . . . .         (.85)        (.80)        (.34)
                                                                 ----------   ----------   ----------
NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . . . .   $    24.02   $    24.06   $    22.98
                                                                 ----------   ----------   ----------
                                                                 ----------   ----------   ----------
TOTAL RETURN (%)(a)  . . . . . . . . . . . . . . . . . . . . .         3.44         8.35          .67(b)

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . . . .        3,313        2,469          962
  Ratios to average net assets (%)(c):
     Operating expenses. . . . . . . . . . . . . . . . . . . .         1.14         1.29         1.31
     Net investment income . . . . . . . . . . . . . . . . . .         5.45         5.64         5.75

  Portfolio turnover rate (%)(c) . . . . . . . . . . . . . . .       185.78       172.43       138.98

*    For the six months ended June 30, 1998 (Unaudited).
**   For the period November 4, 1996 (commencement of sale) to
     December 31, 1996.
(a)  Periods less than one year are not annualized.
(b) Total return represents performance for the period November 4, 1996 to December 31, 1996.
(c) The ratios for the periods ended June 30, 1998 and December 31, 1996 are annualized.
(d) Average month-end shares outstanding for the period were used for this calculation.

90  Diversified Bond Fund

VOLATILITY CONSTRAINED BOND FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

LONG-TERM INVESTMENTS - 94.3%
ASSET-BACKED SECURITIES - 34.0%
ABFS Equipment Contract Trust
      6.100% due 10/15/05                            $      400     $      401
Advanta Home Equity Loan Trust
  Series 1994-1 Class A-2
      6.300% due 07/25/25                                   152            152
AFC Home Equity Loan Trust
  Series 1993-2 Class A
      6.000% due 01/20/13                                   129            128
AFC Mortgage Loan Trust
  Series 1996-3 Class 1A2
      7.220% due 02/25/27                                   123            123
Banc One Auto Grantor Trust
  Series 1997-A Class A
      6.270% due 11/20/03                                 2,204          2,218
Barnett Auto Trust
  Series 1997-A Class A3
      6.030% due 11/15/01                                 5,700          5,713
California Infrastructure PG&E
  Series 1997-1 Class A3
      6.150% due 06/25/02                                 1,600          1,610
Case Equipment Loan Trust
  Series 1997-B Class C
      6.410% due 09/15/04                                   233            234
Chase Credit Card Master Trust
  Series 1997-2 Class A
      6.300% due 04/15/03                                 2,900          2,933
  Series 1997-5 Class A
      6.194% due 08/15/05                                   800            813
Chase Manhattan Auto Owner Trust
  Series 1998-B Class A4
      5.800% due 02/17/03                                 2,000          2,000
Chemical Master Credit Card Trust I
  Series 1996-1 Class A
      5.550% due 09/15/03                                 4,000          3,961
Chevy Chase Auto Receivables Trust
  Series 1996-2 Class A
      5.900% due 07/15/03                                   619            619
  Series 1997-1 Class A
      6.500% due 10/15/03                                   872            876
  Series 1997-3 Class A
      6.200% due 03/20/04 (c)                               699            702
Contimortgage Home Equity Loan
  Trust Pass-thru Certificate
  Series 1997-4 Class A2
      6.270% due 02/15/12                                   500            500
Delta Funding Home Equity Loan Trust
  Series 1998-1 Class A2A
      5.858% due 05/25/30 (c)                               364            364
EQCC Home Equity Loan Trust
  Series 1993-4 Class A
      5.725% due 12/15/08                                    42             42
Equivantage Home Equity Loan Trust
  Series 1996-1 Class A
      6.550% due 10/25/25                                    15             15
Fingerhut Master Trust
  Series 1998-1 Class A
      6.070% due 02/15/05                                   250            250
First Chicago Master Trust II
  Credit Card Certificates
  Series 1994-L
      7.150% due 04/15/01                                 3,200          3,249
First Security Auto Grantor Trust
  Series 1997-A Class A
      6.300% due 08/15/03                                   500            502
Green Tree Financial Corp.
  Series 1998-1 Class A3
      5.950% due 04/01/13                                   500            500
  Series 1998-2 Class A3
      6.050% due 10/01/07                                   325            326
Green Tree Home Improvement Loan Trust
  Series 1997-A Class HIA3
      7.050% due 08/15/23                                   500            509
Honda Auto Receivables Grantor Trust
  Series 1995-A Class A
      6.200% due 12/15/00                                   209            209
  Series 1997-A Class A
      5.850% due 02/15/03                                   253            253
IMC Home Equity Loan Trust
  Series 1997-5 Class A1
      6.510% due 02/20/06 (c)                               433            434
  Series 1998-1 Class A3
      6.410% due 04/20/18                                   350            351
Nationsbank Credit Card Master Trust
  Series 1995-1 Class A
      6.450% due 04/15/03                                 2,500          2,528
New Century Home Equity Loan Trust
  Series 1998-NC3 Class A1
      6.000% due 06/26/28                                 1,000            996
Nissan Auto Receivables Grantor Trust
  Series 1997-1 Class A
      6.150% due 02/15/03                                   633            634
NPF VI Inc.
  Series 1998-1A Class A
      6.220% due 06/01/02                                   400            401


92  Volatility Constrained Bond Fund

VOLATILITY CONSTRAINED BOND FUND

June 30, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

Olympic Automobile Receivables Trust
  Series 1996-B Class A4
      6.700% due 03/15/02                            $    1,000     $    1,010
  Series 1996-D Class CTFS
      6.125% due 04/15/02                                 2,315          2,316
PBG Equipment Trust
  Series 1A Class A
      6.270% due 01/20/12                                   550            550
PNC Student Loan Trust I
  Series 1997-2 Class A3
      6.314% due 01/25/01                                 3,500          3,540
Premier Auto Trust
  Series 1997-3 Class A4
      6.200% due 01/06/01                                 3,500          3,514
Prime Credit Card Master Trust
  Series 1992-2 Class A2
      7.450% due 11/15/02                                 1,000          1,022
Remodelers Home Improvement Loan
  Series 1995-3 Class A2
      6.800% due 12/20/07                                    76             76
Rental Car Finance Corp.
  Series 1997-1 Class A1
      6.250% due 06/25/03                                   420            421
Ryder Vehicle Lease Trust
  Series 1998-A Class A
      6.100% due 09/15/08 (c)                               400            400
Sears Credit Account Master Trust II
  Series 1995-3 Class A
      7.000% due 10/15/04                                   500            510
  Series 1997-1 Class A
      6.200% due 07/16/07                                   500            503
  Series 1998-1 Class A
      5.800% due 08/15/05                                 1,000            998
SPNB Home Equity Loan
  Series 1991-1 Class B
      8.150% due 06/15/20                                    39             39
Standard Credit Card Master Trust
  Series 1994-4 Class A
      8.250% due 11/07/03                                   850            906
The Money Store Auto Grantor Trust
  Series 1997-4 Class A2
      6.350% due 03/20/04                                   500            504
The Money Store Small Business
  Administration Loan Trust
  Series 1997-1 Class A
      6.241% due 01/15/25 (c)                               483            484
  Series 1997-1 Class B
      6.720% due 01/15/25 (c)                               483            486
Toyota Auto Lease Trust
  Series 1997-A Class A1
      6.200% due 04/26/04                                 3,600          3,612
UCFC Home Equity Loan Trust
  Series 1993-B1 Class A-1
      6.075% due 07/25/14                                    78             78
WFS Financial Owner Trust
  Series 1996-D Class A3
      6.050% due 07/20/01 (c)                             2,947          2,955
World Omni Automobile Lease
  Securitization Trust
  Series 1996-B Class A3
      6.250% due 11/15/02                                   696            700
  Series 1996-B Class B
      6.850% due 11/15/02 (c)                               399            399
  Series 1997-A Class A2
      6.750% due 06/25/03 (c)                             3,498          3,525
  Series 1997-A Class A4
      6.900% due 06/25/03                                   400            406
  Series 1997-B Class A1
      6.070% due 11/25/03                                   600            600
                                                                    ----------

                                                                        64,100
                                                                    ----------

CORPORATE BONDS AND NOTES - 28.4%
Advanta National Bank
      6.450% due 10/30/00                                   250            239
Ahmanson (H.F.)
      9.875% due 11/15/99                                   900            944
Aristar Inc.
      6.125% due 12/01/00                                   500            501
Associates Corp. of North America
      6.375% due 08/15/00                                 4,000          4,033
Banco De Latinoamerica
      6.500% due 04/02/01 (c)                             1,000          1,013
Bankamerica Corp.
      9.500% due 04/01/01                                   750            812
Banponce Corp. (MTN)
  Series 2
      5.750% due 03/01/99                                 1,100          1,098


                                           Volatility Constrained Bond Fund  93

VOLATILITY CONSTRAINED BOND FUND

June 30, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

Bear Stearns Co., Inc.
      7.625% due 09/15/99                            $      725     $      738
Caterpillar Financial Services (MTN)
      6.100% due 07/15/99                                   500            501
Chase Manhattan Corp.
     10.125% due 11/01/00                                   750            817
      5.813% due 12/05/09 (c)                               800            790
Chrysler Financial Corp. (MTN)
      6.610% due 06/16/00                                   850            860
CIT Group Holdings, Inc. (MTN)
      6.125% due 12/15/00                                 3,100          3,111
Coca-Cola Put Asset Trust
      6.000% due 03/15/01                                   950            951
Comdisco, Inc. (MTN)
      6.070% due 05/08/00                                 1,000          1,003
Conseco, Inc.
      6.400% due 06/15/0 (c)                                850            849
Cox Enterprises, Inc.
      6.250% due 08/26/99                                 1,000          1,002
Crescent Real Estate Equities
      6.625% due 09/15/02                                   750            740
ERAC USA Finance Co.
      6.375% due 05/15/03                                   825            827
ERP Operating, L.P.
      8.500% due 05/15/99                                   225            229
Finova Capital Corp.
      6.450% due 06/01/00                                   625            630
First Bank South Dakota
      5.722% due 12/20/00 (c)                               500            500
First Chicago Corp.
      9.000% due 06/15/99                                   500            514
First Industrial, L.P.
      6.500% due 04/05/01 (c)                             1,075          1,077
Franchise Finance Corp.
      7.000% due 11/30/00                                   575            584
General Electric Capital Corp. (MTN)
      6.120% due 08/15/00                                 4,000          4,026
General Motors Acceptance Corp. (MTN)
      7.500% due 07/22/99                                   850            864
      7.465% due 07/25/19                                   938            941
      7.012% due 04/01/20 (c)                               972            984
Greyhound Financial Corp.
      8.500% due 02/15/99                                   775            786
Heller Financial, Inc. (MTN)
      5.738% due 03/01/99 (c)                               600            600
Hertz Corp.
      6.625% due 07/15/00                                   650            655
Homeside Lending, Inc. (MTN)
      6.875% due 05/15/00                                   825            839
JC Penney & Co., Inc. (MTN)
      6.375% due 09/15/00                                   675            682
KeyCorp
      8.400% due 04/01/99                                 1,000          1,017
Lehman Brothers Holdings, Inc. (MTN)
      6.000% due 02/26/01                                 1,250          1,248
Lehman Brothers Holdings, Inc. (MTN)
  Series IBC
      7.000% due 05/13/99                                   700            706
Liberty Property, L.P. (MTN)
      6.600% due 06/05/02                                   400            405
MBNA Corp. (MTN)
  Series B
      6.500% due 09/15/00                                   375            377
MCI Communications Corp.
      6.125% due 04/15/02 (c)                             1,250          1,251
Merrill Lynch & Co., Inc. (MTN)
      7.260% due 03/25/02                                   925            950
Midlantic Corp.
      9.250% due 09/01/99                                   450            466
Norwest Financial, Inc.
      6.375% due 09/15/02                                   500            505
Procter & Gamble
      9.625% due 01/14/01                                 3,900          4,211
Salomon Smith Barney Holdings, Inc.
      6.625% due 07/01/02                                    75             76
      6.500% due 10/15/02                                   300            303
Salomon, Inc. (MTN)
      5.382% due 04/05/99 (c)                             1,000          1,000
Sears Roebuck Acceptance Corp. (MTN)
      6.160% due 09/20/00                                 4,000          4,017
Sears Roebuck Acceptance Corp. (MTN)
  Series II
      6.690% due 04/30/01                                   750            763
Sovereign Bancorp, Inc. (Regd)
      6.750% due 07/01/00                                   625            631
Wellsford Residential Property Trust (MTN)
      6.019% due 11/24/99 (c)                               850            851
                                                                    ----------

                                                                        53,517
                                                                    ----------

EURODOLLAR BONDS - 0.8%
ALPS Pass-thru Trust
  Series 1994-1 Class A-2
      7.150% due 09/15/04 (c)                               262            262


94  Volatility Constrained Bond Fund

VOLATILITY CONSTRAINED BOND FUND

June 30, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

Videotron Holdings PLC Step Up Bond
  Zero Coupon due 07/01/04                           $    1,175     $    1,155
                                                                    ----------

                                                                         1,417
                                                                    ----------

MORTGAGE-BACKED SECURITIES - 10.4%
Bayview Financial Acquisition Trust
  Series 1998-1 Class A1
      7.010% due 05/25/29                                   600            609
Bear Stearns Mortgage Securities, Inc.
  Series 1996-6 Class A2
      7.000% due 11/25/27                                   688            688
BKD Commercial Mortgage Trust
  Series 1997-C1 Class B
      7.218% due 04/25/00 (c)                               441            440
Chase Mortgage Finance Corp.
  Series 1998-S2 Class A1
      6.500% due 07/25/28                                   500            502
Citicorp Mortgage Securities, Inc.
  REMIC Series 1997-5 Class A1
      6.500% due 11/25/27                                   400            401
Credit Suisse First Boston Mortgage
      7.000% due 12/25/37                                   450            450
Federal Home Loan Mortgage Corp (MTN).
      6.770% due 09/15/02                                   300            311
Federal Home Loan Mortgage Corp. Groups
      7.500% due 2000                                       169            170
      7.500% due 2002                                        70             71
      9.000% due 2005                                       203            209
      7.375% due 2006                                       188            192
      8.000% due 2018                                       645            668
Federal Home Loan Mortgage Corp.
  Participation Certificate
  Series 1540 Class C
      6.050% due 02/15/11                                   692            693
  Series 2061 Class PH
      6.000% due 05/15/16                                   400            400
Federal National Mortgage Association Pools
      7.000% due 2004                                       621            629
      8.750% due 2004                                        40             42
      8.500% due 2010                                       612            638
      6.250% due 2013                                     1,400          1,416
Federal National Mortgage Association
  Grantor Trust
  REMIC Series 1996-T6 Class C
      6.200% due 02/26/01                                   988            988
GE Capital Mortgage Services, Inc.
  Series 1998-10 Class 2A1
      6.500% due 05/25/13                                   500            502
  REMIC Series 1997-9 Class 1A2
      6.750% due 10/25/27                                   300            302
Government National Mortgage
  Association Pools
      9.500% due 2025                                       597            647
      7.250% due 2026                                       913            940
Merit Securities Corp.
  Series II Class 1A1
      6.580% due 07/28/22                                 1,100          1,100
Norwest Integrated Structured Assets, Inc.
  Series 1998-1 Class 2A1
      7.000% due 06/25/28                                   500            503
Prudential Home Mortgage Securities Co.
  Series 1993-S7 Class A4
      5.900% due 12/25/23                                   850            843
  Series 1994-19 Class A2
      7.050% due 05/25/24                                   370            373
Residential Accredited Loans, Inc.
  Series 1997-QS7 Class A1
      7.500% due 07/25/27                                   279            282
Residential Asset Secruitization Trust
  Mortgage Pass-thru Certificates
  Series 1996-A8 Class A1
      8.000% due 12/25/26                                    20             20
  Series 1997-A5 Class A3
      7.125% due 07/25/27                                    50             50
  Series 1997-A9 Class A1
      7.250% due 11/26/27                                     6              6
  Series 1998-A2 Class A1
      6.750% due 04/25/28                                   473            475
  Series 1998-A5 Class A1
      6.750% due 05/25/28                                   494            494
Residential Funding Mortgage Securities I
  Series 1997-S12 Class A10
      6.700% due 08/25/27                                   850            853
Resolution Trust Corp.
  Mortgage Pass-thru Certificate
  Series 1994-C1 Class D
      8.000% due 06/25/26 (c)                               647            657
  Series 1995-2 Class C1
      7.450% due 05/25/29 (c)                               264            268
SASCO LLC
  Series 1997-N1 Class D
      6.178% due 09/25/28 (c)                               600            600


                                           Volatility Constrained Bond Fund  95

VOLATILITY CONSTRAINED BOND FUND

June 30, 1998 (Unaudited)

                                                      PRINCIPAL       MARKET
                                                       AMOUNT         VALUE
                                                       (000)          (000)
                                                     ----------     ----------

Structured Asset Securities Corp.
  Series 1998-C2A Class A
      6.145% due 01/25/13 (c)                        $      200     $      200
Union Planters Mortgage Finance Corp.
  Series 1998-A Class A1
      6.350% due 01/25/28                                   475            476
Wilshire Funding Corporation
  Series 1997-WFC1 Class AI
      7.250% due 08/25/27                                   607            612
                                                                    ----------

                                                                        19,720
                                                                    ----------

MUNICIPAL BONDS - 0.3%
Philadelphia, Pennsylvania, Authority
  for Industrial Development Class A
      6.480% due 06/15/04                                   604            623
                                                                    ----------

                                                                           623
                                                                    ----------

UNITED STATES GOVERNMENT
AGENCIES - 0.3%
Federal Home Loan Bank
      6.070% due 01/17/01                                   500            499
                                                                    ----------

                                                                           499
                                                                    ----------

UNITED STATES GOVERNMENT
TREASURIES - 17.8%
United States Treasury Notes
      6.000% due 06/30/99                                   850            854
      5.875% due 11/15/99                                   225            226
      5.375% due 02/01/00                                    75             75
      5.375% due 02/15/01                                15,800         15,746
      6.500% due 08/31/01                                 1,625          1,669
      6.250% due 02/28/02                                   650            665
      3.625% due 07/15/02                                10,558         10,442
      5.750% due 10/31/02                                   500            504
      5.750% due 11/30/02                                 3,120          3,146
      5.500% due 05/31/03                                   250            250
                                                                    ----------

                                                                        33,577
                                                                    ----------

YANKEE BONDS - 2.3%
Brascan, Ltd.
      7.375% due 10/01/02                                 1,000          1,028
Household International
      5.250% due 10/15/98                                   850            849
Noranda Forest, Inc.
      8.875% due 10/15/99                                   450            465
Quebec, Province of
     13.250% due 09/15/14                                   450            506
Tyco International Group SA
      6.125% due 06/15/01                                   500            501
Westpac Banking, Ltd.
      7.875% due 10/15/02                                 1,006          1,067
                                                                    ----------

                                                                         4,416
                                                                    ----------

TOTAL LONG-TERM INVESTMENTS
(cost $177,577)                                                        177,869
                                                                    ----------

SHORT-TERM INVESTMENTS - 5.3%
Frank Russell Investment Company
  Money Market Fund,
  due on demand (a)                                       9,979          9,979
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $9,979)                                                            9,979
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $187,556)(b) - 99.6%                                  187,848

OTHER ASSETS AND LIABILITIES,
NET - 0.4%                                                                 809
                                                                    ----------

NET ASSETS - 100.0%                                                 $  188,657
                                                                    ----------
                                                                    ----------

(a)  At cost, which approximates market.
(b)  See Note 2 for federal income tax information.
(c)  Adjustable or floating rate securities.

ABBREVIATIONS:
MTN - Medium Term Note
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit


        The accompanying notes are an integral part of the financial statements.

96  Volatility Constrained Bond Fund

VOLATILITY CONSTRAINED BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998 (Unaudited)

                                                                                                                 Amounts in
                                                                                                              thousands (except
                                                                                                              per share amount)
ASSETS
Investments at market (identified cost $187,556)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .      $      187,848
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,125
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,145
Short-term investments held as collateral for securities loaned, at market (Note 3). . . . . . . . . . .               9,326
                                                                                                              --------------

     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             200,444

LIABILITIES
Payables:
  Bank overdraft . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          604
  Investments purchased. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,488
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 143
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 127
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  99
Payable upon return of securities loaned, at market (Note 3) . . . . . . . . . . . .               9,326
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              11,787
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      188,657
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          831
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (10,357)
Unrealized appreciation (depreciation) on investments. . . . . . . . . . . . . . . . . . . . . . . . . .                 292
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  99
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             197,792
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      188,657
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
  ($188,656,577 divided by 9,886,198 shares of $.01 par value
  shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        19.08
                                                                                                              --------------
                                                                                                              --------------


       The accompanying notes are an integral part of the financial statements.

                                           Volatility Constrained Bond Fund  97

VOLATILITY CONSTRAINED BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1998 (Unaudited)


                                                                                                           Amounts in thousands
INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .   $           5,292
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 244
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  45
                                                                                                           -----------------

     Total Investment Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,581

EXPENSES (Notes 2 and 4):
  Management fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $          448
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  86
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 113
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  20
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  23
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   1
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  16
                                                                                          --------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 707
                                                                                                           -----------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,874
                                                                                                           -----------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (269)
Net change in unrealized appreciation or depreciation of investments . . . . . . . . . . . . . . . . . .                 337
                                                                                                           -----------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  68
                                                                                                           -----------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .   $           4,942
                                                                                                           -----------------
                                                                                                           -----------------


        The accompanying notes are an integral part of the financial statements.

98  Volatility Constrained Bond Fund

VOLATILITY CONSTRAINED BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                 Amounts in thousands

                                                                                         FOR THE SIX MONTHS    FOR THE YEAR
                                                                                        ENDED JUNE 30, 1998        ENDED
                                                                                            (UNAUDITED)      DECEMBER 31, 1997
                                                                                        -------------------  -----------------

INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $          4,874     $         9,182
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (269)               (141)
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .                 337                 325
                                                                                        ----------------     ---------------

     Net increase (decrease) in net assets resulting from operations . . . . . . . .               4,942               9,366
                                                                                        ----------------     ---------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              (4,751)             (9,388)
                                                                                        ----------------     ---------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6). . . .              15,490               9,801
                                                                                        ----------------     ---------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .              15,681               9,779

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             172,976             163,197
                                                                                        ----------------     ---------------
  End of period (including undistributed net investment income of
     $831 and $708, respectively). . . . . . . . . . . . . . . . . . . . . . . . . .    $        188,657     $       172,976
                                                                                        ----------------     ---------------
                                                                                        ----------------     ---------------


       The accompanying notes are an integral part of the financial statements.

                                           Volatility Constrained Bond Fund  99

VOLATILITY CONSTRAINED BOND FUND

FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.


                                                                                     YEAR ENDED DECEMBER 31,
                                                                        ---------------------------------------------------------
                                                                1998*       1997       1996        1995        1994       1993
                                                             ---------- ----------  ----------  ----------  ---------- ----------
NET ASSET VALUE, BEGINNING OF PERIOD . . . . . . . . . . .   $    19.06 $    19.07  $    19.21  $    18.64  $    19.78 $    19.51
                                                             ---------- ----------  ----------  ----------  ---------- ----------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . .          .50       1.07        1.09        1.21        1.15        .82
  Net realized and unrealized gain (loss) on investments .          .02        .02        (.22)        .58       (1.16)       .45
                                                             ---------- ----------  ----------  ----------  ---------- ----------

     Total Income From Investment Operations . . . . . . .          .52       1.09         .87        1.79        (.01)      1.27
                                                             ---------- ----------  ----------  ----------  ---------- ----------

LESS DISTRIBUTIONS:
  Net investment income. . . . . . . . . . . . . . . . . .         (.50)     (1.10)      (1.01)      (1.22)      (1.13)      (.71)
  Tax return of capital. . . . . . . . . . . . . . . . . .           --         --          --          --          --       (.29)
                                                             ---------- ----------  ----------  ----------  ---------- ----------
     Total Distributions . . . . . . . . . . . . . . . . .         (.50)     (1.10)      (1.01)      (1.22)      (1.13)     (1.00)
                                                             ---------- ----------  ----------  ----------  ---------- ----------

NET ASSET VALUE, END OF PERIOD . . . . . . . . . . . . . .   $    19.08 $    19.06  $    19.07  $    19.21  $    18.64 $    19.78
                                                             ---------- ----------  ----------  ----------  ---------- ----------
                                                             ---------- ----------  ----------  ----------  ---------- ----------

TOTAL RETURN (%)(a)  . . . . . . . . . . . . . . . . . . .         2.75        5.90        4.66        9.89        (.02)      6.67

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted) . . . . . . . .      188,657     172,976     163,197     181,881     195,007    225,672
  Ratios to average net assets (%)(b):
     Operating expenses. . . . . . . . . . . . . . . . . .          .78         .78         .76         .71         .67        .66
     Net investment income . . . . . . . . . . . . . . . .         5.38        5.63        5.69        6.33        5.97       5.79
  Portfolio turnover rate (%)(b) . . . . . . . . . . . . .       136.83      197.45      311.51      256.72      182.65     220.77


*    For the six months ended June 30, 1998 (Unaudited).
(a)  Periods less than one year are not annualized.
(b)  The ratios for the period ended June 30, 1998 are annualized.


100  Volatility Constrained Bond Fund

MULTISTRATEGY BOND FUND

STATEMENT OF NET ASSETS

June 30, 1998 (Unaudited)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------


LONG-TERM INVESTMENTS - 95.1%
ASSET-BACKED SECURITIES - 4.5%
ACLC Franchise Loan Receivables
  Series 1997-B Class A1
     6.728% due 04/15/14                             $      987     $    1,004
Advanta Mortgage Loan Trust
     7.040% due 01/25/29                                  1,600          1,645
American Airlines, Inc.
  Series 1990-H
     9.800% due 01/02/08                                  1,190          1,460
  Class A-1
     9.710% due 01/02/07                                    333            383
Cityscape Home Equity Loan Trust
  Pass-thru Certificate
  Series 1996-2 Class A2
     7.200% due 04/25/11                                    826            837
Contimortgage Home Equity Loan Trust
     6.430% due 04/15/16                                    870            876
     7.220% due 01/15/28                                    370            379
Fleetwood Credit Corp. Grantor Trust
  Series 1994-B Class A
     6.750% due 03/15/10                                    308            310
Fund America Investors Corp. II
  Pass-thru Certificate
  Series 1993-F Class A-1
     5.400% due 09/25/09                                     82             81
GMAC Commercial Mortgage Securities, Inc.
  Series 1996-C1 Class F
     7.860% due 11/15/06                                    500            489
Green Tree Financial Corp.
  Series 1995-5 Class A3
     6.250% due 10/15/25                                    856            858
  Series 1995-6 Class A3
     6.650% due 11/15/25                                    900            905
  Series 1995-8 Class A2
     6.150% due 12/15/26 (b)                                176            176
  Series 1998-4 Class A3
     5.980% due 08/01/08                                  1,800          1,801
Green Tree Home Equity Loan Trust
  Series 1998-C Class A2
     6.030% due 07/15/29                                  1,300          1,302
Green Tree Recreational Equipment
     6.100% due 11/15/10                                    800            800
Greenwich Capital Acceptance, Inc.
  Series 1994 Class A-1
     8.725% due 11/25/24 (b)                                121            126
IMC Home Equity Loan Trust
  Series 1998-3 Class A3
     6.160% due 05/20/14                                    490            490
MBNA Master Credit Card Trust
  Series 1994-B Class A
     5.591% due 01/15/02 (b)                              2,000          1,999
New Century Home Equity Loan Trust
  Series 1997-NC6 Class A4
     6.730% due 07/25/22                                    300            305
Residential Funding Mortgage Securities II
  Series 1997-HS5 Class M1
     7.010% due 05/25/27                                  1,400          1,425
Salomon Brothers Mortgage
Securities VII, Inc.
  Series 1997 Class A2
     7.174% due 03/25/25                                    855            894
Southern Pacific Secured Assets Corp.
  Series 1998-1 Class A2
     6.270% due 02/25/18                                  1,000          1,001
Student Loan Marketing Association
  Series 1997-3 Class A1
     5.787% due 04/25/06 (b)                              2,721          2,716
The Money Store Home Equity Loan Trust
  Series 1996-A Class A5
     6.850% due 06/15/19                                    700            709
UCFC Home Equity Loan Trust
  Series 1996-B1 Class A7
     8.200% due 09/15/27                                    320            347
                                                                    ----------

                                                                        23,318
                                                                    ----------

CORPORATE BONDS AND NOTES - 33.1%
A.H. Belo Corp.
     6.875% due 06/01/02                                    900            918
Aames Financial Corp.
     9.125% due 11/01/03                                    475            471
Advanta National Bank
     6.450% due 10/30/00                                    700            699
Albank Capital Trust
     9.270% due 06/06/27                                    625            729
American General Institutional Capital
  Series B
     8.125% due 03/15/46                                  1,130          1,284
American Standard Co.
     7.375% due 04/15/05                                  1,675          1,669
Amerus Capital I Series A
     8.850% due 02/01/27                                    500            565
AMR Corp. (MTN)
     9.950% due 03/07/01                                  1,000          1,094


102  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

June 30, 1998 (Unaudited)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

Amresco, Inc.
     9.875% due 03/15/05                             $      650     $      657
AT&T Capital Corp.
     6.050% due 04/01/99 (b)                              3,000          2,999
     6.920% due 04/29/99 (MTN)                              205            207
     6.410% due 08/13/99 (MTN)                              310            311
     6.470% due 12/03/99 (MTN)                              480            481
     6.480% due 12/03/99 (MTN)                            1,100          1,110
Banesto Delaware, Inc.
     8.250% due 07/28/02                                    500            532
Bankamerica Corp. (MTN)
     5.708% due 03/05/01 (b)                              5,000          4,999
Bankers Trust of NY Corp.
     5.788% due 05/11/03                                  2,000          1,998
Banponce Trust I
  Series A
     8.327% due 02/01/27                                    475            517
Banque Paribas-NY
     6.875% due 03/01/09                                    675            679
Beaver Valley Funding Corp.
     9.000% due 06/01/17                                  1,470          1,692
BellSouth Capital Funding Corp.
     6.040% due 11/15/26                                  2,020          2,048
BellSouth Telecommunications, Inc.
     5.850% due 11/15/45                                    640            639
Beneficial Corp. (MTN)
     5.901% due 04/02/02 (b)                              2,000          1,998
Building Materials Corp.
     8.000% due 10/15/07                                  1,400          1,400
California Energy Co., Inc.
     10.250% due 01/15/04                                 2,250          2,396
CBS, Inc.
     7.125% due 11/01/23                                    725            692
Chase Manhattan Corp.
     6.375% due 04/01/08                                    890            892
Citicorp (MTN)
     5.738% due 06/27/02 (b)                              3,000          2,995
     5.778% due 08/13/02 (b)                              2,000          2,001
Cleveland Electric Illumination Co.
     7.430% due 11/01/09                                    260            273
Cliffs Drilling Co.
  Series B
     10.250% due 05/15/03                                   445            476
Colonial Realty LP
     7.500% due 07/15/01                                    775            795
Columbia/HCA Healthcare Corp.
     8.020% due 08/05/02 (MTN)                            2,000          2,040
     8.360% due 04/15/24                                    680            716
Commercial Federal Corp.
     7.950% due 12/01/06                                    100            100
Conmed Corp.
     9.000% due 03/15/08                                    350            349
Connecticut Light & Power Co.
     7.750% due 06/01/02                                    195            200
     7.875% due 10/01/24                                    975            995
Conseco Financing Trust II
     8.700% due 11/15/26                                    875            984
Conseco Financing Trust III
     8.796% due 04/01/27                                    700            799
Contifinancial Corp.
     8.375% due 08/15/03                                    900            936
Continental Airlines, Inc.
     9.500% due 12/15/01                                  1,445          1,537
CP Limited Partnership
     8.750% due 03/02/00                                    500            518
Crescent Real Estate Equities
     6.625% due 09/15/02                                    900            891
     7.125% due 09/15/07                                  1,000          1,009
CS Wireless System, Inc. Step Up Bond
  Zero Coupon due 03/01/06 (b)                              360             83
CSC Holdings, Inc.
     7.875% due 12/15/07                                    600            632
Dime Capital Trust I Series A
     9.330% due 05/06/27                                    325            381
Dresser Industries, Inc.
     7.600% due 08/15/96                                    910          1,047
EOP Operating LP
     6.376% due 02/15/02                                  1,610          1,604
ERAC USA Finance Co. (MTN)
     6.350% due 01/15/01                                    725            730
ERP Operating, LP
     8.500% due 05/15/99                                    350            357
Felcor Suites LP
     7.625% due 10/01/07                                    570            567
First Nationwide Holdings, Inc.
     12.500% due 04/15/03                                 1,100          1,249
     10.625% due 10/01/03                                   875            989
First Republic Bancorp
     7.750% due 09/15/12                                    750            783
Ford Motor Credit Co.
     5.908% due 03/05/01 (MTN)(b)                         5,000          5,005
     5.813% due 02/13/03 (b)                              2,000          1,997
Fox/Liberty Networks LLC
     8.875% due 08/15/07                                    950            969

                                                    Multistrategy Bond Fund  103

MULTISTRATEGY BOND FUND

June 30, 1998 (Unaudited)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

Fox/Liberty Networks LLC Step Up Bond
  Zero Coupon due 08/15/07                           $      295     $      205
Fugi JGB Investment LLC
     9.870% due 12/31/49 (e)                              2,190          1,924
General Motors Acceptance Corp.
     6.625% due 04/24/00 (MTN)                              550            556
     5.800% due 02/23/01 (MTN)                            1,730          1,721
     6.375% due 12/01/01                                    755            760
Global Crossing Holdings Ltd.
     9.625% due 05/15/08                                    700            730
Goldman Sachs Group, LP (MTN)
     5.925% due 02/22/02 (b)                              5,000          4,994
Great Atlantic & Pacific Tea, Inc.
     7.750% due 04/15/07                                  1,225          1,229
Grove Worldwide LLC
     9.250% due 05/01/08                                    400            392
GTE Corp.
     6.840% due 04/15/18                                    650            652
     6.940% due 04/15/28                                  1,250          1,260
Haven Capital Trust I
     10.460% due 02/01/27                                   350            395
Health Care Reit, Inc.
     7.625% due 03/15/08                                    825            832
Homeside, Inc.
     11.250% due 05/15/03                                   226            268
Household Bank Nevada NA (MTN)
     5.876% due 10/22/03 (b)                              4,000          3,988
Imperial Capital Trust I
  Series B
     9.980% due 12/31/26                                    250            294
Imperial Credit Industries, Inc.
  Series B
     9.875% due 01/15/07                                    675            672
Interpool Capital Trust
  Series B
     9.875% due 02/15/27                                    500            580
K Mart Corp.
     7.820% due 01/02/02 (MTN)                              700            708
     7.840% due 01/02/02 (MTN)                              900            911
     7.770% due 07/02/02 (MTN)                              700            707
     7.470% due 07/31/02 (MTN)                              500            499
     9.780% due 01/05/20                                  1,000          1,131
Kaufman and Broad Home Corp.
     7.750% due 10/15/04                                    800            798
Lehman Brothers Holdings, Inc.
     5.902% due 01/18/00 (MTN)(b)                         3,000          3,009
     6.250% due 04/01/03                                  1,000          1,001
Loewen Group International, Inc.
  Series 4
     8.250% due 10/15/03                                    700            726
Long Island Lighting Co.
     9.000% due 11/01/22                                  4,045          4,622
Markel Capital Trust I
  Series B
     8.710% due 01/01/46                                    325            357
MCI Communications Corp.
     6.125% due 04/15/02                                    650            648
McLeodusa, Inc.
     8.375% due 03/15/08                                    825            827
Merck and Co. Series B (MTN)
     5.760% due 05/03/37                                  2,765          2,865
Merita Bank, Ltd.
     7.150% due 12/29/49 (b)                              1,200          1,224
Merrill Lynch & Co (MTN)
     6.019% due 08/03/00 (b)                              5,000          5,029
MMI Capital Trust I
  Series B
     7.625% due 12/15/27                                  1,425          1,474
Morgan Stanley Dean Witter (MTN)
     5.875% due 03/11/03 (b)                              1,700          1,701
Natexis Ambs Co. LLC
     8.440% due 12/29/49                                    425            425
New England Education Loan Marketing Corp. (MTN)
     1.000% due 06/11/01                                  4,000          4,000
Nextel Communications, Inc. Step Up Bond
  Zero Coupon due 01/15/04                                  160            157
  Zero Coupon due 09/15/07                                1,800          1,215
  Zero Coupon due 10/31/07                                  485            316
  Zero Coupon due 02/15/08                                  650            414
Niagara Mohawk Power Corp.
     7.000% due 10/01/00                                  3,000          3,008
     8.750% due 04/01/22                                    715            786
Norfolk Southern Corp.
     7.800% due 05/15/27                                    235            270
     7.050% due 05/01/37                                    915            972
North Atlantic Energy Corp.
  Series A
     9.050% due 06/01/02                                    671            690
Northwest Airlines, Inc.
     7.625% due 03/15/05                                  2,370          2,358
Ocwen Federal Bank
     12.000% due 06/15/05                                   300            328



104  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

June 30, 1998 (Unaudited)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

Ocwen Financial Corp.
     11.875% due 10/01/03                            $      725     $      814
Onbank Capital Trust I
     9.250% due 02/01/27                                    450            550
Optel, Inc.
     11.500% due 07/01/08                                   825            825
Orion Capital Trust I
     8.730% due 01/01/37                                    125            135
Orion Capital Trust II
     7.701% due 04/15/28                                    100            105
Paxson Communications Corp.
     11.625% due 10/01/02                                   550            590
Philip Morris, Inc.
     6.150% due 03/15/00                                  3,000          3,000
Premier Parks, Inc. Step Up Bond
  Zero Coupon due 04/01/08                                  375            249
Prime Succession Acquisition Co.
     10.750% due 08/15/04                                   400            438
Providian Capital I
  Series A
     9.525% due 02/01/27                                    500            571
Prudential Insurance Co. of America
     6.875% due 04/15/03                                    700            715
PX Escrow Company Step Up Bond
  Zero Coupon due 02/01/06                                1,650          1,188
Revlon Worldwide
  Zero Coupon due 03/15/01                                1,900          1,477
Rose Hills Corp.
     9.500% due 11/15/04                                    500            523
Salomon Smith Barney Holdings
     7.980% due 03/01/00                                    400            413
Salomon, Inc.
     7.125% due 08/01/99                                    275            278
     7.750% due 05/15/00                                    550            567
     6.625% due 11/30/00 (MTN)                              750            760
SB Treasury Company LLC
     9.400% due 12/29/49 (b)                                725            716
Seagate Technology, Inc.
     7.450% due 03/01/37                                  1,085          1,066
Simon Debartolo Group, LP
     6.750% due 07/15/04                                    850            849
Sinclair Broadcast Group, Inc.
     8.750% due 12/15/07                                    375            383
Sovereign Capital Trust I
     9.000% due 04/01/27                                    975          1,101
Spieker Properties, LP
     6.950% due 12/15/02                                    500            508
Summit Properties, Inc.
     7.200% due 08/15/07                                    625            633
Sun Healthcare Group, Inc.
     9.500% due 07/01/07                                    625            634
TCI Communications, Inc.
     5.975% due 09/11/00 (MTN)(b)                         2,000          1,989
     9.650% due 03/31/27                                    435            533
Tele-Communications, Inc.
     6.340% due 02/01/02                                    570            568
Teleport Communications Group Step Up Bond
  Zero Coupon due 07/01/07                                1,545          1,329
Tenet Healthcare Corp.
     8.000% due 01/15/05                                    500            518
     8.125% due 12/01/08                                  1,700          1,704
Time Warner, Inc.
     7.975% due 08/15/04                                    225            242
     8.110% due 08/15/06                                    450            496
     8.180% due 08/15/07                                    450            501
     7.480% due 01/15/08                                    800            854
     8.050% due 01/15/16                                    900          1,012
     6.850% due 01/15/26                                  2,470          2,539
Tokai Preferred Capital Co. LLC
     9.980% due 12/29/49 (b)                              2,500          2,313
Toledo Edison Co.
     8.000% due 12/31/98 (MTN)                              500            503
     8.700% due 09/01/02                                    500            527
Toll Brothers Corp.
     7.750% due 09/15/07                                  1,175          1,157
Trenwick Capital Trust I
     8.820% due 02/01/37                                    625            692
Tricon Global Restaurants Inc.
     7.450% due 05/15/05                                    825            824
TU Electrical Capital V
     8.175% due 01/30/37                                    830            869
United Companies Financial Corp.
     8.375% due 07/01/05                                    625            621
US Air, Inc.
     9.625% due 02/01/01                                    500            520
Valero Energy
     6.750% due 12/15/02                                    570            577
Webster Capital Trust I
     9.360% due 01/29/27                                    250            285

                                                    Multistrategy Bond Fund  105

MULTISTRATEGY BOND FUND

June 30, 1998 (Unaudited)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

Wellsford Residential Property Trust
     9.375% due 02/01/02                             $      475     $      518
Wireless One, Inc. Step Up Bond
  Zero Coupon due 08/01/06 (b)                              220             32
                                                                    ----------

                                                                       173,122
                                                                    ----------

EURODOLLAR BONDS - 5.9%
Amvescap PLC
     6.600% due 05/15/05                                  1,675          1,693
Argentina, Republic of
  Series 10
     5.688% due 04/01/00 (b)                                289            238
  Series L
     6.625% due 03/31/05 (b)                              1,900          1,677
Arisco Productos Alimenticios
     10.750% due 05/22/05                                   110            103
Auxiliaire Credit Foncier
     5.688% due 09/25/02 (b)                              1,070          1,045
Brazil, Republic of
     9.375% due 04/07/08                                    350            309
Bulgaria, Republic of, Series A
     6.563% due 07/28/24 (b)                              1,090            833
Colombia, Republic of
     8.625% due 04/01/08                                  1,800          1,708
Credit Fonc France
     8.000% due 01/14/02                                    600            632
Credit Lyonnais
     7.125% due 09/19/49 (e)                              1,170          1,142
Fifth Mexican Acceptance Corp. Class A
     8.000% due 12/15/98                                  1,050            297
Ford Motor Credit
     5.813% due 01/17/02                                  2,175          2,173
ForeningsSparbanken AB
     7.500% due 11/29/49                                    480            497
Globo Communicacoes e Participacoes S.A.
     10.625% due 12/05/08                                   750            668
Hutchison Whampoa Finance, Ltd.
     7.450% due 08/01/17                                    325            258
Korea, Republic of
     8.188% due 04/08/00                                  3,000          2,855
     8.750% due 04/15/03                                    840            815
     8.875% due 04/15/08                                    600            545
Okobank
     7.114% due 10/29/49 (b)                                 90             91
Okobank Series E (MTN)
     6.188% due 09/29/49 (b)                                750            743
Panama, Republic of
     8.875% due 09/30/27                                  1,450          1,370
Poland, Republic of, Step Up Bond
     4.000% due 10/27/14 (b)                              4,265          3,812
Sibneft
     9.691% due 08/15/00                                    600            570
Skandinaviska Enskilda Banken (e)
     7.500% due 03/29/49                                  1,610          1,662
     8.125% due 09/06/49                                    475            515
     6.500% due 12/29/49                                  1,200          1,202
Skandinaviska Enskilda Banken
  Series 1 (MTN)
     6.625% due 03/29/49 (e)                                510            511
Tata Electric Co.
     8.500% due 08/19/17                                    625            525
Telefonica De Argentina SA
     9.125% due 05/07/08                                    750            707
TFM SA de CV Step Up Bond
  Zero Coupon due 06/15/09 (144A)                         1,160            737
  Zero Coupon due 06/15/09                                  370            221
Videotron Holdings PLC Step Up Bond
  Zero Coupon due 07/01/04 (b)                              650            638
                                                                    ----------

                                                                        30,792
                                                                    ----------

MORTGAGE-BACKED SECURITIES - 39.8%
Asset Securitization Corp.
  Series 1997-D5 Class A1C
     6.750% due 02/14/41                                    500            520
  Series 1997-D5 Class A10
     6.850% due 02/14/41                                    900            946
Bear Stearns Mortgage Securities, Inc.
     6.750% due 04/30/30 (b)                              1,744          1,745
Chase Commercial Mortgage Securities Corp.
     6.600% due 12/19/07                                  1,500          1,472
Collateralized Mortgage Securities Corp.
  Series J Class J-5 CMO
     7.985% due 05/01/17                                  1,775          1,784
Delta Funding Home Equity Loan Trust
  Series 1997-3 Class M1F
     7.080% due 10/25/28                                  1,250          1,265
Federal Home Loan Mortgage Corp. (d)
     6.500% 15 Year TBA                                   7,700          7,753
     6.500% 30 Year TBA                                  15,300         15,257
     6.000% 30 Year TBA GOLD                              5,000          4,875


106  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

June 30, 1998 (Unaudited)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

Federal Home Loan Mortgage Corp.
  Participation Certificate Groups
     7.000% due 2009                                 $      469     $      480
     6.000% due 2011                                      2,615          2,604
     8.500% due 2025                                      1,364          1,424
     6.000% due 2026                                        990            957
     8.500% due 2026                                      1,379          1,439
     8.500% due 2027                                      7,157          7,519
     6.000% due 2028                                      2,495          2,433
     6.500% due 2028                                      2,570          2,563
Federal Home Loan Mortgage Corp.
  Participation Certificate
  Series 1014 Class E
     7.950% due 02/15/20                                    433            441
Federal Home Loan Mortgage Corp.
  Series 1037 Class Z
     9.000% due 02/15/21                                  1,291          1,363
  Series 1934 Class AB
     6.000% due 08/15/07                                  1,415          1,412
Federal National Mortgage
  Association Pools
     7.500% due 1999 (f)                                  1,758          1,803
     6.000% due 2003                                        262            261
     10.000% due 2005                                       224            236
     6.000% due 2009                                      1,313          1,306
     6.000% due 2011                                      1,762          1,747
     6.500% due 2013                                      5,907          5,940
     7.815% due 2023 (b)                                    865            892
     7.000% due 2024 (f)                                  1,035          1,050
     7.000% due 2025 (f)                                  6,868          6,967
     7.000% due 2026 (b)(f)                                 855            867
     7.718% due 2026 (b)                                  6,885          7,074
     6.500% due 2027                                      1,033          1,029
     7.000% due 2027 (f)                                    418            424
     6.500% due 2028                                      3,785          3,769
     7.000% due 2028 (f)                                  1,472          1,493
Federal National Mortgage Association
  (REMIC) Series 1992-10 Class ZD
     8.000% due 11/25/21                                  1,657          1,813
  (REMIC) Series 1997-16 Class M
  Zero Coupon  due 02/25/23                                 950            658
Federal National Mortgage Association  (d)
     6.000% 15 Year TBA                                   3,925          3,882
     6.500% 15 Year TBA                                   9,480          9,441
     7.000% 15 Year TBA                                     640            652
     6.000% 30 Year TBA                                   3,360          3,271
     6.500% 30 Year TBA                                  14,875         14,814
     7.000% 30 Year TBA                                   3,450          3,499
     8.000% 30 Year TBA                                   4,140          4,285
GMAC Commercial Mortgage
  Securities, Inc.
     6.853% due 09/15/06 (b)                                230            239
Government National Mortgage
  Association Pools
     7.000% due 2023 (b)                                  4,918          5,021
     7.000% due 2024 (b)                                  7,507          7,682
     8.000% due 2024                                        440            456
     7.500% due 2025                                      1,987          2,043
     8.000% due 2025                                      1,169          1,211
     7.000% due 2026 (b)                                  3,193          3,265
     7.500% due 2026                                      1,111          1,142
     8.000% due 2026                                        871            903
     8.500% due 2026                                      3,109          3,266
     6.875% due 2027 (b)                                  3,952          4,038
     7.500% due 2027                                      1,171          1,204
     8.000% due 2027                                      4,477          4,639
     7.500% due 2028                                      1,814          1,864
Government National Mortgage
  Association (d)
     6.500% 30 Year TBA                                  11,820         11,794
     7.000% 30 Year TBA                                   3,500          3,556
     7.500% 30 Year TBA                                   6,800          6,989
     8.000% 30 Year TBA                                   6,500          6,736
Kidder Peabody Acceptance Corp.
  Series 1994-C1 Class B
     6.850% due 02/01/06                                  1,065          1,082
Paine Webber Mortgage
  Acceptance Corp. IV
  Series 1995-M1 Class A
     6.700% due 01/15/07                                    720            726
Resolution Trust Corp.
  Mortgage Pass-thru Certificate
  Series 1994-C2 Class G
     8.000% due 04/25/25                                    253            256
  Series 1995-C1 Class C
     6.900% due 02/25/27 (b)                                300            304
  Series 1995-1 Class 2-C
     7.500% due 10/25/28 (b)                                325            327
  Series 1994-1 Class M-2
     7.750% due 09/25/29                                    399            409
Salomon Brothers Mortgage
  Securities VII, Inc.
  Mortgage Pass-thru Certificate
  Series 1994-16
     8.286% due 11/25/24 (b)                                651            676



                                                    Multistrategy Bond Fund  107

MULTISTRATEGY BOND FUND

June 30, 1998 (Unaudited)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

Structured Asset Securities Corp.
  Mortgage Pass-thru Certificate
  Series 1996-CFL Class A1C
     5.944% due 02/25/28                             $      201     $      200
  Series 1996-CFL Class C
     6.525% due 02/25/28                                    250            250
  Series 1998-C2A Class A
     6.145% due 01/25/13 (b)                              2,189          2,189
                                                                    ----------

                                                                       207,892
                                                                    ----------

MUNICIPAL BONDS - 1.3%
California, State of
     5.000% due 02/01/23                                    310            303
Jacksonville, Florida
  Electric Authority Revenue
     5.000% due 10/01/23                                    715            692
Massachusetts Bay
  Transportation Authority
     4.750% due 03/01/21                                    440            413
Massachusetts State
  Water Reserve Authority
     4.750% due 08/01/27                                    280            260
Municipal Electric Authority of Georgia
     5.000% due 01/01/26                                  1,300          1,264
Nevada State General Obligation
     4.750% due 05/15/26                                    920            861
New Jersey Economic Development
  Authority Series A
     7.425% due 02/15/29                                  1,335          1,517
  Series B
     Zero Coupon due 02/15/08                               520            289
New York Metropolitan
  Transportation Authority
     4.750% due 04/01/28                                    490            457
New York City, New York
  Municipal Water Finance Authority
  Water and Sewer System Revenue
     4.750% due 06/15/25                                    565            533
South Carolina State
  Public Service Authority Revenue
     5.000% due 01/01/29                                    350            338
                                                                    ----------

                                                                         6,927
                                                                    ----------

NON-US BONDS - 0.3%
Australian Government
     10.000% due 10/15/07                          AUD    2,000          1,633
                                                                    ----------

                                                                         1,633
                                                                    ----------

UNITED STATES GOVERNMENT
AGENCIES - 0.2%
Tennessee Valley Authority
     5.880% due 04/01/36                                    990          1,029
                                                                    ----------

                                                                         1,029
                                                                    ----------

UNITED STATES GOVERNMENT
TREASURIES - 7.1%
United States Treasury Bonds
     6.625% due 02/15/27                                  5,420          6,120
     8.125% due 08/15/19 (f)                              8,040         10,377
United States Treasury
  Interest Only Strips
     Zero Coupon due 02/15/19                             1,775            546
United States Treasury Notes
     5.125% due 11/30/98 (f)                              2,150          2,148
     5.750% due 12/31/98 (f)                                725            726
     5.875% due 11/15/99                                  2,725          2,737
     7.750% due 11/30/99                                  6,950          7,157
     6.625% due 06/30/01 (f)                              4,625          4,760
     6.250% due 10/31/01                                  1,675          1,710
     7.875% due 11/15/04                                    470            528
United States Treasury
  Principal Only Strip
     Zero Coupon due 11/15/99                               465            432
                                                                    ----------

                                                                        37,241
                                                                    ----------

YANKEE BONDS - 2.9%
Argentina, Republic of
     9.150% due 11/30/02 (b)                              2,570          2,576
     5.500% due 03/31/23 (b)                                450            340
Brazil Media Trust
     6.563% due 09/15/07 (b)                              1,129            912
Credit Lyonnais
     5.688% due 07/10/00 (b)                              4,000          3,959
Crown Packaging Enterprise, Ltd.
  Step Up Bond
     Zero Coupon due 08/01/06                               300             15
Diamond Cable Communication PLC
  Step Up Bond
     Zero Coupon due 02/15/07                               310            229
Grupo Iusacell S.A. de C.V.
     10.000% due 07/15/04                                   750            741
Petroleos Mexicanos
     9.500% due 09/15/27                                    900            847
Petroleum Geo-Services
     7.125% due 03/30/28                                    800            810
Royal Caribbean Cruises
     7.500% due 10/15/27                                  1,400          1,464



108  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

June 30, 1998 (Unaudited)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------     ----------

Santander Finnish Issuances
     6.588% due 09/30/49 (e)                         $      500     $      490
Societe Generale
     7.850% due 04/29/49 (e)                                300            321
St. George Bank, Ltd.
     7.150% due 10/01/05                                    700            727
Tata Engineering & Locomotive, Ltd.
     7.875% due 07/15/07                                    625            532
TV Azteca SA De CV
     10.125% due 02/15/04                                 1,050          1,045
                                                                    ----------

                                                                        15,008
                                                                    ----------

TOTAL LONG-TERM INVESTMENTS
(cost $491,675)                                                        496,962
                                                                    ----------
                                                       NOTIONAL
                                                        AMOUNT
                                                        (000)
                                                      ----------

OPTIONS - 0.0%
United States Treasury Bonds
  Jul 99.98 Call *                                       13,300             12
  Aug 100.65 Call *                                         500              5
  Sept 100.47 Call *                                      1,400             20
  Sept 100.55 Call **                                     1,447             21
  Sept 101.61 Call **                                     1,470             13
  Nov 109.52 Call *                                       3,400             45
                                                                    ----------

TOTAL OPTIONS
(cost $95)                                                                 116
                                                                    ----------


                                                        NUMBER
                                                          OF
                                                        SHARES
                                                      ----------

PREFERRED STOCKS - 1.3%
American RE Capital                                      18,100            468
Australia & New Zealand
  Banking Group, Ltd.                                     5,300            144
California Federal Preferred Capital Corp.
  Series A                                               66,050          1,804
Credit Lyonnais Capital S.C.A. - ADR                      6,400            160
El Paso Electric Co. Series A
  Payment in Kind Preferred Stock                         4,603            505
Equity Office Properties Trust                           18,000            783
NB Capital Corp.                                            700            730
Pinto Totta International Finance, Ltd.                   1,250          1,280
Primedia, Inc.                                            5,000            495
Travelers Group, Inc.                                    10,550            582
                                                                    ----------

TOTAL PREFERRED STOCKS
(cost $6,872)                                                            6,951
                                                                    ----------

WARRANTS - 0.0%
Capital Pacific Holdings, Inc.
  2002 Warrants (h)                                       1,817              2
EOP Operating LP 1999 Warrants (h)                        1,325             11
                                                                    ----------

TOTAL WARRANTS
(cost $0)
                                                                            13
                                                                    ----------
                                                      PRINCIPAL
                                                       AMOUNT
                                                       (000)
                                                     ----------
SHORT-TERM INVESTMENTS - 20.5%
AT&T Capital Corp. (MTN)
     5.963% due 01/15/99 (b)                         $    2,000          2,008
Bankers Trust Company
     5.900% due 07/07/98 (a)                              3,000          2,999
Bemis Company, Inc.
     5.520% due 07/06/98 (a)                              1,000            999
Federal Home Loan Mortgage Corp.
  Discount Notes (g)
     5.400% due 09/08/98                                  8,010          7,927
     5.425% due 09/21/98                                    410            405
Federal National Mortgage Association
  Discount Notes (a)(g)
     5.750% due 07/06/98                                  2,000          1,998
     5.460% due 07/17/98                                  5,100          5,078
Frank Russell Investment Company
  Money Market Fund,
  due on demand (a)                                      77,658         77,658
Imperial Chemical Industrial PLC
     5.750% due 09/05/98 (b)                              2,000          1,999
MBNA Corp.
     5.838% due 09/14/98 (b)                                950            950


                                                    Multistrategy Bond Fund  109

MULTISTRATEGY BOND FUND

June 30, 1998 (Unaudited)

                                                       PRINCIPAL       MARKET
                                                        AMOUNT         VALUE
                                                        (000)          (000)
                                                      ----------    ----------
Salomon, Inc.
     5.728% due 10/20/98 (b)                         $    2,000     $    2,000
Texaco, Inc.
     5.500% due 08/10/98 (a)                              2,000          1,988
United States Treasury Bills (f)(g)
     4.955% due 07/23/98                                    295            294
     5.055% due 08/20/98 (a)                                450            447
     4.990% due 10/15/98                                    130            128
                                                                    ----------

TOTAL SHORT-TERM INVESTMENTS
(cost $106,850)                                                        106,878
                                                                    ----------

TOTAL INVESTMENTS
(identified cost $605,492)(c) - 116.9%                                 610,920

OTHER ASSETS AND LIABILITIES,
NET, INCLUDING OPTIONS WRITTEN - (16.9%)                               (88,185)
                                                                    ----------

NET ASSETS - 100.0%                                                 $  522,735
                                                                    ----------
                                                                    ----------


(a) At cost, which approximates market.
(b) Adjustable or floating rate security.
(c) See Note 2 for federal income tax information.
(d) Forward commitment. See Note 2.
(e) Perpetual floating rate note.
(f) Held as collateral in connection with futures contracts purchased (sold) and options written by the Fund.
(g) Rate noted is yield-to-maturity.
(h) Nonincome-producing security.
*   $100,000 notional value represents 1 contract.
**  Represents 1 OTC contract.

ABBREVIATIONS:
ADR - American Depositary Receipt
CMO - Collateralized Mortgage Obligation
MTN - Medium Term Note
PLC - Public Limited Company
REMIC - Real Estate Mortgage Investment Conduit
TBA - To Be Announced Security

FOREIGN CURRENCY ABBREVIATIONS:
AUD - Australian dollar


        The accompanying notes are an integral part of the financial statements.


110  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

June 30, 1998 (Unaudited)


                                                                    UNREALIZED
                                                        NUMBER     APPRECIATION
                                                          OF      (DEPRECIATION)
                                                      CONTRACTS        (000)
                                                     -----------   ------------
FUTURES CONTRACTS
(Notes 2 and 3)

United States Treasury 5 Year Note
  Futures Contracts
  expiration date 09/98                                     (12)   $        (6)
United States Treasury 10 Year Note
  Futures Contracts
  expiration date 09/98                                     246            139
United States Treasury 10 Year Note
  Futures Contracts
  expiration date 12/98                                       8              6
United States Treasury 20 Year Note
  Futures Contracts
  expiration date 09/98                                     287            462
United States Treasury 30 Year Bond
  Futures Contracts
  expiration date 09/98                                      41             33
                                                                   ------------
Total Unrealized Appreciation
  (Depreciation) on Open Futures
  Contracts Purchased (Sold) (#)                                  $        634
                                                                   ------------
                                                                   ------------



                                                       NOTIONAL      MARKET
                                                        AMOUNT        VALUE
                                                        (000)         (000)
                                                     -----------  ------------

OPTIONS WRITTEN
(Notes 2 and 3)

United States Treasury
  Jul 99.75 Call *                                  $     5,100   $         15
  Aug 102.84 Call **                                      1,782             --
  Nov 94.28 Call *                                        3,400              1
  Nov 95.27 Put *                                         2,900             --
  Nov 109.00 Call *                                       2,900              2
Federal National Mortgage Association
  Sept 101.23 Call **                                     3,400             13
  Sept 101.29 Call **                                     3,575             13
  Sept 101.30 Call **                                     3,575             15
Total Liability for Options Written                               ------------
 (premiums received $122)(#)                                      $         59
                                                                  ------------
                                                                  ------------


(#) At June 30, 1998, United States Government Securities valued at $31,485 were held as collateral in connection with futures contracts purchased (sold) and options written by the Fund.
*   $100,000 notional value represents 1 contract.
**  Represents 1 OTC contract.

        The accompanying notes are an integral part of the financial statements.

                                                    Multistrategy Bond Fund  111

MULTISTRATEGY BOND FUND

STATEMENT OF ASSETS AND LIABILITIES

June 30, 1998 (Unaudited)


                                                                                                                 Amounts in
                                                                                                             thousands (except
                                                                                                             per share amount)


ASSETS
Investments at market (identified cost $605,492)(Note 2) . . . . . . . . . . . . . . . . . . . . . . . .      $      610,920
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,180
Receivables:
  Dividends and interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,414
  Investments sold (regular settlement). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,435
  Investments sold (delayed settlement)(Note 2). . . . . . . . . . . . . . . . . . . . . . . . . . . . .               4,442
  Fund shares sold . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,477
  Daily variation margin on futures contracts (Notes 2 and 3). . . . . . . . . . . . . . . . . . . . . .                 138
Short-term investments held as collateral for securities loaned, at market (Note 3). . . . . . . . . . .               4,253
                                                                                                              --------------


     Total Assets. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             631,259

LIABILITIES
Payables:
  Investments purchased (regular settlement) . . . . . . . . . . . . . . . . . . . .      $          827
  Investments purchased (delayed settlement)(Note 2) . . . . . . . . . . . . . . . .             102,750
  Fund shares redeemed . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 174
  Accrued fees to affiliates (Note 4). . . . . . . . . . . . . . . . . . . . . . . .                 326
  Other accrued expenses . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 135
Options written, at market value (premiums received $122)(Notes 2 and 3) . . . . . .                  59
Payable upon return of securities loaned, at market (Note 3) . . . . . . . . . . . .               4,253
                                                                                          --------------

     Total Liabilities . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             108,524
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      522,735
                                                                                                              --------------
                                                                                                              --------------

NET ASSETS CONSIST OF:
Undistributed net investment income  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        2,448
Accumulated net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,690
Unrealized appreciation (depreciation) on:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               5,428
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 634
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  63
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  90
Shares of beneficial interest. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 505
Additional paid-in capital . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             510,877
                                                                                                              --------------

NET ASSETS . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $      522,735
                                                                                                              --------------
                                                                                                              --------------

NET ASSET VALUE, offering and redemption price per share:
($522,734,584 divided by 50,513,484 shares of $.01 par value
shares of beneficial interest outstanding) . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .      $        10.35
                                                                                                              --------------
                                                                                                              --------------






       The accompanying notes are an integral part of the financial statements.


112  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND

STATEMENT OF OPERATIONS

For the Six Months Ended June 30, 1998 (Unaudited)



                                                                                                            Amounts in thousands


INVESTMENT INCOME:
  Interest . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .     $        12,720
  Dividends from Money Market Fund (Note 5). . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,505
  Dividends. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 356
                                                                                                             ---------------

     Total Investment Income                                                                                          15,581


EXPENSES (Notes 2 and 4):
  Management fees  . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .       $       1,510
  Custodian fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 153
  Transfer agent fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 166
  Professional fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  17
  Registration fees. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  47
  Trustees' fees . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                   2
  Miscellaneous. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                  18
                                                                                           -------------

     Total Expenses. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,913
                                                                                                             ---------------

Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .              13,668
                                                                                                             ---------------

REALIZED AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS (Notes 2 and 3)
Net realized gain (loss) from:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               2,397
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               1,032
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 248
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .                  81               3,758
                                                                                           -------------
Net change in unrealized appreciation or depreciation of:
  Investments. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                (955)
  Futures contracts. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 475
  Options written. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .                 (16)
  Foreign currency-related transactions. . . . . . . . . . . . . . . . . . . . . . .                 (27)               (523)
                                                                                           -------------     ---------------

Net gain (loss) on investments . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,235
                                                                                                             ---------------

Net increase (decrease) in net assets resulting from operations  . . . . . . . . . . . . . . . . . . . .     $        16,903
                                                                                                             ---------------
                                                                                                             ---------------



        The accompanying notes are an integral part of the financial statements.


                                                    Multistrategy Bond Fund  113

MULTISTRATEGY BOND FUND

STATEMENTS OF CHANGES IN NET ASSETS



                                                                                                Amounts in thousands

                                                                                         FOR THE SIX MONTHS   FOR THE YEAR
                                                                                        ENDED JUNE 30, 1998       ENDED
                                                                                            (UNAUDITED)     DECEMBER 31, 1997
                                                                                        -----------------   -----------------


INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .    $         13,668    $         21,669
  Net realized gain (loss) . . . . . . . . . . . . . . . . . . . . . . . . . . . . .               3,758               8,182
  Net change in unrealized appreciation or depreciation. . . . . . . . . . . . . . .                (523)              4,081
                                                                                       -----------------   -----------------
     Net increase (decrease) in net assets resulting from operations . . . . . . . .              16,903              33,932
                                                                                       -----------------   -----------------

FROM DISTRIBUTIONS TO SHAREHOLDERS:
  Net investment income. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             (11,211)            (21,584)
  In excess of net investment income . . . . . . . . . . . . . . . . . . . . . . . .                  --                (670)
  Net realized gain on investments . . . . . . . . . . . . . . . . . . . . . . . . .              (1,726)             (6,734)
                                                                                       -----------------   -----------------


     Total Distributions to Shareholders . . . . . . . . . . . . . . . . . . . . . .             (12,937)            (28,988)
                                                                                       -----------------   -----------------

FROM FUND SHARE TRANSACTIONS:
  Net increase (decrease) in net assets from Fund share transactions (Note 6)  . . .              81,457             126,940
                                                                                       -----------------   -----------------

TOTAL NET INCREASE (DECREASE) IN NET ASSETS. . . . . . . . . . . . . . . . . . . . .              85,423             131,884

NET ASSETS
  Beginning of period. . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .             437,312             305,428
                                                                                       -----------------   -----------------
  End of period (including undistributed net investment income of
     $2,448 and accumulated distributions in excess of net
     investment income of $9, respectively)  . . . . . . . . . . . . . . . . . . . .    $        522,735    $        437,312
                                                                                       -----------------   -----------------
                                                                                       -----------------   -----------------



        The accompanying notes are an integral part of the financial statements.


114  Multistrategy Bond Fund

MULTISTRATEGY BOND FUND


FINANCIAL HIGHLIGHTS

The following table includes selected data for a share outstanding throughout each year or period and other performance information derived from the financial statements.




                                                                                  YEAR ENDED DECEMBER 31,
                                                            -----------------------------------------------------------------

                                               1998*          1997          1996          1995          1994        1993**
                                             ---------     ---------     ---------     ---------     ---------     ---------



NET ASSET VALUE, BEGINNING OF PERIOD. . . .  $   10.26     $   10.11     $   10.25     $    9.29     $   10.31     $   10.00
                                             ---------     ---------     ---------     ---------     ---------     ---------

INCOME FROM INVESTMENT OPERATIONS:
  Net investment income . . . . . . . . . .        .29           .60           .61           .65           .58           .46
  Net realized and unrealized
   gain (loss) on investments . . . . . . .        .08           .33          (.12)          .97         (1.03)          .40
                                             ---------     ---------     ---------     ---------     ---------     ---------

     Total Income From Investment Operations       .37           .93           .49          1.62          (.45)          .86
                                             ---------     ---------     ---------     ---------     ---------     ---------

LESS DISTRIBUTIONS:
  Net investment income . . . . . . . . . .       (.24)         (.60)         (.61)         (.66)         (.57)         (.46)
  In excess of net investment income. . . .         --          (.01)         (.01)           --            --            --
  Net realized gain on investments. . . . .       (.04)         (.17)         (.01)           --            --          (.08)
  In excess of net realized
    gain on investments . . . . . . . . . .         --            --            --            --            --          (.01)
                                             ---------     ---------     ---------     ---------     ---------     ---------

     Total Distributions. . . . . . . . . .       (.28)         (.78)         (.63)         (.66)         (.57)         (.55)
                                             ---------     ---------     ---------     ---------     ---------     ---------

NET ASSET VALUE, END OF PERIOD. . . . . . .  $   10.35     $   10.26     $   10.11     $   10.25     $    9.29     $   10.31
                                             ---------     ---------     ---------     ---------     ---------     ---------
                                             ---------     ---------     ---------     ---------     ---------     ---------

TOTAL RETURN (%)(a) . . . . . . . . . . . .       3.63          9.50          4.97         17.92         (4.35)         8.74

RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period ($000 omitted)     522,735       437,312       305,428       218,765       173,035        98,374

  Ratios to average net asssets (%)(b):
     Operating expenses, net. . . . . . . .        .80           .80           .81           .85           .85           .85
     Operating expenses, gross. . . . . . .        .80           .83           .88           .89           .90          1.20
     Net investment income. . . . . . . . .       5.72          5.93          6.19          6.61          6.26          5.60

  Portfolio turnover rate (%)(b). . . . . .     343.06        263.75        145.38        142.26        136.39        188.95




*   For the six months ended June 30, 1998 (Unaudited).
** For the period January 29, 1993 (commencement of operations) to December 31, 1993.
(a) Periods less than one year are not annualized.
(b) The ratios for the periods ended June 30, 1998 and December 31, 1993 are annualized.


                                                    Multistrategy Bond Fund  115

FRANK RUSSELL INVESTMENT COMPANY

NOTES TO FINANCIAL STATEMENTS

June 30, 1998 (Unaudited)


1.   ORGANIZATION

     Frank Russell Investment Company (the "Investment Company") is a series mutual fund with 28 different investment portfolios, referred to as "Funds." These financial statements report on eight Funds, each of which has distinct investment objectives and strategies. The Investment Company is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. It is organized and operates as a Massachusetts business trust under an amended master trust agreement dated July 26, 1984. The Investment Company's master trust agreement permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest at a $.01 par value.

     Effective May 18, 1998, pursuant to approval of the Investment Company's Board of Trustees, Class C shares were renamed Class E shares. As of July 8, 1996, the eight Funds that are reported in these financial statements have available Class S and Class E shares. Each Class has equal rights as to assets and voting privileges. Investment income, realized and unrealized gains and losses and fund level expenses of a Fund are allocated on a pro rata basis to each Class, based on relative net assets of each Class to the total net assets of a Fund. Certain expenses may also be charged to an individual Class for services or fees that relate specifically to that particular Class. Class E shares are charged a shareholder servicing fee of 0.25% of average net assets. Class S shares are charged no such fees.
     Prior to May 18, 1998 Class E shares were charged a 12b-1 distribution fee and a shareholder servicing fee of 0.40% and 0.25% of average net assets, respectively.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The Funds' financial statements are prepared in accordance with generally accepted accounting principles ("GAAP") which require the use of management estimates. The following is a summary of the significant accounting policies consistently followed by the Funds in the preparation of these financial statements.

     SECURITY VALUATION: United States equity and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sale, at the closing bid price, on the primary exchange on which the security is traded. United States over-the-counter equity and fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Many fixed-income securities do not trade each day and, thus, last sale or bid prices are frequently not available. Fixed-income securities, therefore, may be valued using prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities.

     International equity and fixed-income securities traded on a national securities exchange are valued on the basis of the last sale price. International securities traded over the counter are valued on the basis of the mean of bid prices. In the absence of a last sale or mean bid price, respectively, such securities may be valued on the basis of prices provided by a pricing service if those prices are believed to reflect the fair market value of such securities.

     Short-term investments held by the Funds maturing within 60 days of the valuation date are valued at "amortized cost" unless the Board of Trustees determines that amortized cost does not represent fair value.

     The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

     INVESTMENT TRANSACTIONS: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the basis of specific identified cost incurred by each money manager within a particular fund. The Funds may lend portfolio securities as approved by the Board of Trustees on April 27, 1998.

     INVESTMENT INCOME: Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis.

     AMORTIZATION AND ACCRETION: All premiums and discounts, including original issue discounts, for the Funds are amortized/accreted for both tax and financial reporting purposes.

     FEDERAL INCOME TAXES: As a Massachusetts business trust, each Fund is a separate corporate taxpayer and determines its net investment income and capital gains (or losses) and the amounts to be distributed to each Fund's shareholders without regard to the income and capital gains (or losses) of the other Funds.


116  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY

     It is each Fund's intention to qualify as a regulated investment company and distribute all of its taxable income. Therefore, no federal income tax provision was required for the Funds.

     At December 31, 1997, the following Fund had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:


                                     12/31/02            12/31/03            12/31/04            12/31/05          Totals
                                   --------------      --------------      --------------      ------------   --------------
     Volatility Constrained Bond   $    5,583,410      $    1,871,605      $    2,135,100      $    201,012   $    9,791,127


     The aggregate cost of investments and the composition of gross unrealized appreciation and depreciation of investment securities for federal income tax purposes as of June 30, 1998 are as follows:


                                                                                                              NET
                                                                GROSS                 GROSS                UNREALIZED
                                        FEDERAL TAX           UNREALIZED            UNREALIZED            APPRECIATION
                                           COST              APPRECIATION         (DEPRECIATION)         (DEPRECIATION)
                                   ------------------      ----------------     ----------------       ----------------
     Diversified Equity            $    1,030,032,589      $    313,936,215     $    (26,602,804)      $    287,333,411
     Special Growth                       547,390,314           159,811,042          (19,655,356)           140,155,686
     Equity Income                        233,640,314            49,131,303           (8,217,617)            40,913,686
     Quantitative Equity                  900,659,710           347,413,225          (17,092,935)           330,320,290
     International Securities             830,836,359           211,873,553          (72,133,912)           139,739,641
     Diversified Bond                     844,690,868            19,463,797           (1,433,665)            18,030,132
     Volatility Constrained Bond          187,498,796               884,054             (534,850)               349,204
     Multistrategy Bond                   605,211,483             8,237,263           (2,528,746)             5,708,517


     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: For all Funds, income dividends and capital gain distributions, if any, are recorded on the ex-dividend date. Dividends are generally declared and paid quarterly for the equity Funds, annually for the International Securities Fund and monthly for the fixed income Funds. Capital gain distributions are generally declared and paid annually. An additional distribution may be paid by the Funds to avoid imposition of federal income tax on any remaining undistributed capital gains and net investment income.

     The timing and characterization of certain income and capital gain distributions are determined in accordance with federal tax regulations which may differ from GAAP. As a result, net investment income and net realized gain (or loss) on investment and foreign currency-related transactions for a reporting period may differ significantly from distributions during such period. The differences between tax regulations and GAAP primarily relate to investments in options, futures, forward contracts, passive foreign investment companies, foreign-denominated investments, mortgage-backed securities, and certain securities sold at a loss. Accordingly, a Fund may periodically make reclassifications among certain of its capital accounts without impacting its net asset value.

     EXPENSES: The Funds, and when appropriate each Class, will pay their own expenses other than those expressly assumed by Frank Russell Investment Management Company ("FRIMCo" or "Manager). Most expenses can be directly attributed to the individual Funds. Expenses which cannot be directly attributed are allocated among all Funds principally based on their relative net assets. In addition, Class E shares will pay shareholder servicing fees along with other expenses that may be attributable to that Class. Prior to May 18, 1998, Class E shares were charged a 12b-1 distribution fee.

     DEFERRED ORGANIZATION EXPENSES: Organization costs of the Multistrategy Bond Fund were deferred and amortized over 60 months on a straight-line basis.


                                              Notes to Financial Statements  117

FRANK RUSSELL INVESTMENT COMPANY

     REPURCHASE AGREEMENTS: The Funds may engage in repurchase agreements with several financial institutions whereby a Fund, through its custodian, receives delivery of underlying securities as collateral. Each Fund's Money Manager will monitor repurchase agreements daily to determine that the market value (including accrued interest) of the underlying securities at Fedwire closing time remains at least equal to 102% of the repurchase price. The Money Manager will notify the Seller to immediately increase the collateral on the repurchase agreement to 102% of the repurchase price if collateral value falls below 102%.

     FOREIGN CURRENCY TRANSLATIONS: The books and records of the Funds are maintained in U.S. dollars. Foreign currency amounts and transactions of the Funds are translated into U.S. dollars on the following basis:

          (a) Market value of investment securities, other assets and liabilities at the closing rate of exchange on the valuation date.

          (b) Outstanding purchases and sales of investment securities and income at the closing rate of exchange prevailing on the respective trade dates of such transactions.

     Reported net realized gains or losses from foreign currency-related transactions arise from: sales and maturities of short-term securities; sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized gains or losses from foreign currency-related transactions arise from changes in the value of assets and liabilities, other than investments in securities, at period-end, as a result of changes in the exchange rates.

     It is not practical to isolate that portion of the results of operations of the Funds that arises as a result of changes in exchange rates from that portion that arises from changes in market prices of investments during the year. Such fluctuations are included with the net realized and unrealized gain or loss from investments. However, for federal income tax purposes the Funds do isolate the effects of changes in foreign exchange rates from the fluctuations arising from changes in market prices for realized gain (or loss) on debt obligations.

     DERIVATIVES: To the extent permitted by the investment objectives, restrictions and policies set forth in the Funds' Prospectus and Statement of Additional Information, the Funds may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. They include options, futures, swaps, forwards, structured notes and stripped securities. These instruments offer unique characteristics and risks that assist the Funds in meeting their investment strategies.

     The Funds typically use derivatives in three ways: cash equitization, hedging, and return enhancement. Cash equitization is a technique that may be used by certain Funds through the use of options and futures to earn "market-like" returns with their excess and liquidity reserve cash balances. Hedging is used by some Funds to limit or control risks, such as adverse movements in exchange rates and interest rates. Return enhancement can be accomplished through the use of derivatives in a Fund. By purchasing certain instruments, Funds may more effectively achieve the desired portfolio characteristics that assist them in meeting their investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

     FOREIGN CURRENCY EXCHANGE CONTRACTS: In connection with portfolio purchases and sales of securities denominated in a foreign currency, certain Funds may enter into foreign currency exchange spot contracts and forward foreign currency exchange contracts ("contracts"). The International Securities Fund may enter into foreign currency forward overlays on liquidity reserve balances. Additionally, from time to time the International Securities, Diversified Bond, Volatility Constrained Bond and Multistrategy Bond Funds may enter into contracts to hedge certain foreign currency-denominated assets. Contracts are recorded at market value. Certain risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contracts, if any, that are recognized in the Statement of Assets and Liabilities. Realized gains or losses arising from such transactions are included in net realized gain (or loss) from foreign currency-related transactions. Open contracts at June 30, 1998, are presented on the Statement of Net Assets for the applicable Funds.


118  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY

     FORWARD COMMITMENTS: The Funds may contract to purchase securities for a fixed price at a future date beyond customary settlement time (i.e., a "forward commitment", "delayed settlement" or "when issued" transaction, e.g., to be announced ("TBA")) consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds may dispose of a forward commitment transaction prior to settlement if it is appropriate to do so and realize short-term gains (or losses) upon such sale. When effecting such transactions, cash or liquid high-grade debt obligations of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. A forward commitment transaction involves a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

     OPTIONS: The Funds may purchase and sell (write) call and put options on securities and securities indices, provided such options are traded on a national securities exchange or in an over-the-counter market. These Funds may also purchase and sell call and put options on foreign currencies. The domestic equity Funds may utilize options to equitize liquidity reserve balances.

     When a Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund's Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option it is exposed to a decline in the price of the underlying security. If an option which the Fund has written either expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the proceeds from such sale are increased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

     The Funds' use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates. The Funds' activities in written options are conducted through regulated exchanges, which do not result in counterparty credit risks.

     FUTURES CONTRACTS: The domestic and international equity Funds utilize futures to equitize liquidity reserve balances. Multistrategy Bond Fund may utilize futures contracts (i.e., interest rate, foreign currency and index futures contracts) to a limited extent. The face or contract amounts of these instruments reflect the extent of the Funds' exposure to off balance sheet risk. The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Fund and the prices of futures contracts and the possibility of an illiquid market. Changes in the initial settlement values of futures contracts are accounted for as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gains and losses are recognized.

3.   INVESTMENT TRANSACTIONS

     SECURITIES: During the six months ended June 30, 1998, purchases and sales of investment securities (excluding U.S. Government and Agency obligations, short-term investments, options, futures and repurchase agreements) were as follows:



                               PURCHASES             SALES                                           PURCHASES            SALES
                         ----------------    ----------------                                  ----------------    ----------------
     Diversified Equity  $    595,645,576    $    500,013,696    International Securities      $    343,343,144    $    310,488,887
     Special Growth           334,832,019         275,232,968    Diversified Bond                   132,023,870          82,758,405
     Equity Income            172,928,939         150,835,424    Volatility Constrained Bond         46,904,438          28,880,536
     Quantitative Equity      503,879,129         420,103,983    Multistrategy Bond                 220,768,220         122,638,427



                                              Notes to Financial Statements  119

FRANK RUSSELL INVESTMENT COMPANY

     Purchases and sales of U.S. Government and Agency obligations (excluding short-term investments, options, futures and repurchase agreements) were as follows:


                                      PURCHASES              SALES
                                   ---------------     ---------------
     Diversified Bond              $   620,216,521     $   568,187,761
     Volatility Constrained Bond        89,504,490          86,589,801
     Multistrategy Bond                681,834,222         621,904,387

     OPTIONS WRITTEN AND FUTURES CONTRACTS: Fund transactions in written options and futures contracts for the six months ended June 30, 1998 were as follows:


     DIVERSIFIED EQUITY                           FUTURES CONTRACTS
                                                                  AGGREGATE
                                            NUMBER OF           FACE VALUE OF
                                            CONTRACTS           CONTRACTS (1)
                                           -----------         ---------------
          Outstanding December 31, 1997            218         $    49,118,032
          Opened                                   620             160,137,907
          Closed                                  (630)           (153,135,214)
                                           -----------         ---------------
          Outstanding June 30, 1998                208         $    56,120,725
                                           -----------         ---------------
                                           -----------         ---------------

     SPECIAL GROWTH                               FUTURES CONTRACTS
                                                                  AGGREGATE
                                            NUMBER OF           FACE VALUE OF
                                            CONTRACTS           CONTRACTS (1)
                                           -----------         ---------------
          Outstanding December 31, 1997            209         $    36,950,817
          Opened                                   472             100,685,345
          Closed                                  (510)           (103,557,712)
                                           -----------         ---------------
          Outstanding June 30, 1998                171         $    34,078,450
                                           -----------         ---------------
                                           -----------         ---------------

     EQUITY INCOME                                FUTURES CONTRACTS
                                                                  AGGREGATE
                                            NUMBER OF           FACE VALUE OF
                                            CONTRACTS           CONTRACTS (1)
                                           -----------         ---------------
          Outstanding December 31, 1997             56         $    10,247,020
          Opened                                   177              39,980,815
          Closed                                  (168)            (36,428,459)
                                           -----------         ---------------
          Outstanding June 30, 1998                 65         $    13,799,376
                                           -----------         ---------------
                                           -----------         ---------------

     QUANTITATIVE EQUITY                          FUTURES CONTRACTS
                                                                  AGGREGATE
                                            NUMBER OF           FACE VALUE OF
                                            CONTRACTS           CONTRACTS (1)
                                           -----------         ---------------
          Outstanding December 31, 1997           108          $    23,847,309
          Opened                                  481              120,130,816
          Closed                                 (476)            (115,635,624)
                                           -----------         ---------------
          Outstanding June 30, 1998               113          $    28,342,501
                                           -----------         ---------------
                                           -----------         ---------------

     (1) The aggregate face value of contracts is computed on the date each contract was opened.


120  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY


     INTERNATIONAL SECURITIES                     FUTURES CONTRACTS
                                                                  AGGREGATE
                                            NUMBER OF           FACE VALUE OF
                                            CONTRACTS           CONTRACTS (1)
                                           -----------         ---------------
          Outstanding December 31, 1997           409          $    52,115,383
          Opened                                1,509              145,909,658
          Closed                               (1,371)            (147,744,332)
                                           -----------         ---------------
          Outstanding June 30, 1998               547          $    50,280,709
                                           -----------         ---------------
                                           -----------         ---------------

     DIVERSIFIED BOND                              WRITTEN OPTIONS
                                            NUMBER OF              PREMIUMS
                                            CONTRACTS              RECEIVED
                                           -----------         ---------------
          Outstanding December 31, 1997           177          $       114,076
          Opened                                  138                  133,393
          Closed                                  (46)                 (17,594)
          Expired                                (145)                (153,990)
                                           -----------         ---------------
          Outstanding June 30, 1998               124          $        75,885
                                           -----------         ---------------
                                           -----------         ---------------

     MULTISTRATEGY BOND                            WRITTEN OPTIONS
                                            NUMBER OF              PREMIUMS
                                            CONTRACTS              RECEIVED
                                           -----------         ---------------

          Outstanding December 31, 1997           241          $       157,083
          Opened                                  232                  216,244
          Closed                                  (87)                 (30,930)
          Expired                                (206)                (220,161)
                                           -----------         ---------------
          Outstanding June 30, 1998               180          $       122,236
                                           -----------         ---------------
                                           -----------         ---------------

     MULTISTRATEGY BOND                           FUTURES CONTRACTS                   FUTURES CONTRACTS PURCHASED
                                                      SOLD SHORT
                                                                  AGGREGATE                            AGGREGATE
                                            NUMBER OF           FACE VALUE OF         NUMBER OF      FACE VALUE OF
                                            CONTRACTS           CONTRACTS (1)         CONTRACTS      CONTRACTS (1)
                                           -----------         ---------------       -----------    ---------------
          Outstanding December 31, 1997            --          $            --               557    $    65,554,916
          Opened                                  (12)              (1,309,755)            1,229        143,529,767
          Closed                                   --                       --            (1,204)      (140,271,367)
                                           -----------         ---------------       -----------    ---------------
          Outstanding June 30, 1998               (12)         $    (1,309,755)              582    $    68,813,316
                                           -----------         ---------------       -----------    ---------------
                                           -----------         ---------------       -----------    ---------------


     (1) The aggregate face value of contracts is computed on the date each contract was opened.

                                              Notes to Financial Statements  121

FRANK RUSSELL INVESTMENT COMPANY

     SECURITIES LENDING: Effective April 27, 1998, the Investment Company resumed its securities lending program. The program allows each Fund to loan securities with a value up to 33 1/3% of its total assets to certain brokers. The Fund receives cash (U.S. currency), U.S. Government or U.S. Government agency obligations as collateral against the loaned securities. To the extent that a loan is secured by cash collateral, such collateral shall be invested by Morgan Stanley Trust Company ("MSTC") in short-term instruments, money market mutual funds, and such other short-term investments, provided the investments meet certain quality and diversification requirements. Under the securities-lending arrangement, the collateral received is recorded on the Fund's statement of assets and liabilities along with the related obligation to return the collateral. In those situations where the Company has relinquished control of securities transferred, it derecognizes the securities and records a receivable from the counterparty.

     Income generated from the investment of cash collateral, less negotiated rebate fees paid to participating brokers and transaction costs, is divided between the Fund and MSTC and is included as interest income for the Fund. To the extent that a loan is secured by non-cash collateral, brokers pay the Fund negotiated lenders' fees, which are divided between the Fund and MSTC and are included as interest income for the Fund. All collateral received will be in an amount at least equal to 102% (for loans of U.S. securities) or 105% (for non-U.S. securities) of the market value of the loaned securities at the inception of each loan. This collateral must be maintained at not less than 100% of the market value of the loaned securities during the period of the loan. Should the borrower of the securities fail financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing. As of June 30, 1998, the value of outstanding securities on loan and the value of collateral amounted to as follows:



                                 VALUE OF            VALUE                                          VALUE OF            VALUE
                              SECURITIES ON            OF                                        SECURITIES ON            OF
                                  LOAN             COLLATERAL                                         LOAN            COLLATERAL
                             --------------      --------------                                ---------------     ---------------
     Diversified Equity      $    6,864,339      $    7,086,404  International Securities      $    76,660,265     $    91,380,958
     Special Growth              42,773,085          43,731,950  Volatility Constrained Bond         9,142,524           9,326,250
     Equity Income                6,508,202           6,712,277  Multistrategy Bond                  4,209,060           4,252,750
     Quantitative Equity         28,108,262          29,123,802


4.   RELATED PARTIES

     MANAGER: FRIMCo operates and administers all of the Funds which comprise the Investment Company, and manages the Money Market and U.S. Government Money Market Funds (two series of the Investment Company not presented in this report). FRIMCo is a wholly owned subsidiary of Frank Russell Company, which researches and recommends to FRIMCo, and to the Investment Company, one or more investment management organizations to manage the portfolio of each Fund.

     For the six months ended June 30, 1998, the management fee paid to FRIMCo, for the Funds listed below, in accordance with the Investment Company's Management Agreement with that firm, amounted to $21,077,352 before waivers. Such fee is payable monthly and is equal to the annual rate, by Fund, shown in the table below, of the average daily net assets of the applicable Fund.


                           ANNUAL RATE                             ANNUAL RATE
                           -----------                             -----------
     Diversified Equity       0.78%     International Securities      0.95%
     Special Growth           0.95      Diversified Bond              0.45
     Equity Income            0.80      Volatility Constrained Bond   0.50
     Quantitative Equity      0.78      Multistrategy Bond            0.65


     The management contract also provides that if any Fund's expenses (exclusive of interest and taxes) exceed specified limits imposed by the Manager on an annual basis, such excess will be paid by FRIMCo.

     FRIMCo calculates its management fee based on average daily net assets for each Fund, less any management fee incurred on assets invested in the Money Market Fund (see Note 5) thereby eliminating any duplication of fees.

     ANALYTIC SERVICES: Fees for analytic services provided to the Funds are paid or accrued to Frank Russell Company, an affiliate of the Investment Company. Frank Russell Company provides TruVP System to the Funds, pursuant to a written Service Agreement. The TruVP System provides analytics used by the investment department.


122  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY

     TRANSFER AGENT: The Funds have a contract with FRIMCo to provide transfer agent services to the Investment Company. Total fees for the six months ended June 30, 1998 were $1,454,790.

     DISTRIBUTOR AND SHAREHOLDER SERVICING: Prior to May 18, 1998, the Investment Company had a Distribution Plan pursuant to Rule 12b-1 (the "Plan") under the 1940 Act. Under this Plan, the Investment Company was authorized to make payments to the Distributor, or any Selling Agents, as defined in the Plan, an amount (the "12b-1 Fee") for sales support services provided, and related expenses incurred which were primarily intended to result in the sale of the Class C shares subject to the Distribution Plan. Effective May 18, 1998, Class C shares were renamed Class E shares and the 12b-1 fee was eliminated.

     The Investment Company has entered into a Distribution Agreement with Russell Fund Distributors (the "Distributor") which is a wholly-owned subsidiary of FRIMCo to promote and offer shares of Class S and Class E of the Investment Company Funds. The Distributor may enter into sub-distribution agreements with other non-affiliated parties (the "Selling/Servicing Agents"). The amounts paid to the Distributor prior to May 18, 1998 for distribution services relating to Class E are included in the accompanying Statements of Operations. Currently, the Distributor receives no compensation from the Investment Company for its services relating to distributing the Class S and Class E Shares.

     In addition, the Investment Company has adopted a Shareholder Services Plan (the "Services Plan") under which it may make payments to the Distributor or any Servicing Agent for any activities or expenses primarily intended to assist, support or service the Servicing Agents' clients who beneficially own Class E Shares of the Funds. The amounts paid to the Distributor for shareholder services relating to Class E are included in the accompanying Statements of Operations.

     The shareholder servicing payments shall not exceed 0.25% of the average daily net assets of a Fund's Class E Shares on an annual basis. The Investment Company does not pay for unreimbursed expenses of the Distributor including amounts expended by the Distributor in excess of amounts received by it from the Investment Company, interest, carrying or other financial charges in connection with excess amounts expended, or the Distributor's overhead expenses. However, the Distributor may be able to recover such amount or more from future payments made by the Investment Company under the Distribution plan.

     ACCRUED FEES PAYABLE TO AFFILIATES AS OF JUNE 30, 1998 WERE AS FOLLOWS:



                                                                                                SHAREHOLDER
                                                                                                SERVICING &
                                     MANAGEMENT     ANALYTIC       TRANSFER     DISTRIBUTION   DISTRIBUTION
                                        FEES      SERVICE FEES    AGENT FEES        FEES           FEES          TOTALS
                                   ------------   ------------   -----------    ------------   ------------   ------------
     Diversified Equity            $    815,946   $    12,158    $    57,629    $       (459)  $      8,707   $    893,981
     Special Growth                     515,938         7,760         40,325          (2,959)         7,543        568,607
     Equity Income                      177,478         4,641         33,920             233          1,138        217,410
     Quantitative Equity                769,149         3,999         52,859          (1,921)         5,531        829,617
     International Securities           764,447        10,485         79,422          (1,977)         3,892        856,269
     Diversified Bond                   280,358         4,379         42,115          (2,559)         6,654        330,947
     Volatility Constrained Bond         75,827         5,775         45,570              --             --        127,172
     Multistrategy Bond                 270,873         4,535         50,986              --             --        326,394
                                   ------------   ------------   -----------    ------------   ------------   ------------
                                   $  3,670,016   $    53,732    $   402,826    $     (9,642)  $     33,465   $  4,150,397
                                   ------------   ------------   -----------    ------------   ------------   ------------
                                   ------------   ------------   -----------    ------------   ------------   ------------


     BROKERAGE COMMISSIONS: The Funds may effect portfolio transactions through Frank Russell Securities, Inc., an affiliate of the Manager, when a money manager determines that the Fund will receive competitive execution, price, and commissions. Upon completion of such transactions, Frank Russell Securities, Inc. will refund up to 70% of the commissions paid by that Fund after reimbursement for research services provided to FRIMCo. Amounts retained by Frank Russell Securities, Inc. for the six months ended
     June 30, 1998 were as follows:


     Diversified Equity     $    32,597    Equity Income              $    13,838
     Special Growth               5,981    International Securities        51,176
     Quantitative Equity          1,387


     Additionally, the Funds paid brokerage commissions to non-affiliated brokers who provided brokerage and research services to the Manager.


                                              Notes to Financial Statements  123

FRANK RUSSELL INVESTMENT COMPANY

     BOARD OF TRUSTEES: The Investment Company pays each of its Trustees not affiliated with FRIMCo a retainer of $20,000 per year plus out-of-pocket expenses. Total Trustee expenses were $54,794 for the six months ended June 30, 1998, and were allocated to each Fund and Class, where appropriate, on a pro rata basis, including 20 other affiliated funds not presented herein.

5.   MONEY MARKET FUND

     The Funds are permitted to invest their cash reserves (i.e., monies awaiting investment in portfolio securities suitable for the Funds' objectives) in the Frank Russell Investment Company Money Market Fund (a series of Frank Russell Investment Company not presented herein). As of June 30, 1998, $348,873,000 of the Money Market Fund's net assets represents investments by these Funds and $397,638,000 represents the investments of other affiliated Funds not presented herein.

6.   FUND SHARE TRANSACTIONS

     Share transactions for each Class of shares were as follows:



                                                     SHARES                               DOLLARS
                                   -------------------------------------- ----------------------------------------
                                    FOR THE SIX MONTHS    FOR THE YEAR      FOR THE SIX MONTHS      FOR THE YEAR
                                   ENDED JUNE 30, 1998       ENDED         ENDED JUNE 30, 1998          ENDED
                                       (UNAUDITED)      DECEMBER 31, 1997      (UNAUDITED)       DECEMBER 31, 1997
                                   -------------------  ----------------- ---------------------  -----------------
     DIVERSIFIED EQUITY
       CLASS S
       Proceeds from shares sold         5,479,820           8,086,088    $    258,874,854       $    375,766,850
       Proceeds from reinvestment
         of distributions                  526,558           3,725,974          24,304,582            158,438,737
       Payments for shares redeemed     (3,679,362)         (4,802,360)       (174,813,319)          (223,615,053)
                                    --------------      --------------    ----------------       ----------------
       Net increase (decrease)           2,327,016           7,009,702         108,366,117            310,590,534
                                    --------------      --------------    ----------------       ----------------

       CLASS E (a)(b)
       Proceeds from shares sold            22,793              66,243           1,057,135              3,187,196
       Proceeds from reinvestment
         of distributions                       --                   2                  14                     89
       Payments for shares redeemed         (2,777)             (1,200)           (133,788)               (62,020)
                                    --------------      --------------    ----------------       ----------------
       Net increase (decrease)              20,016              65,045             923,361              3,125,265
                                    --------------      --------------    ----------------       ----------------
       Total net increase (decrease)     2,347,032           7,074,747    $    109,289,478       $    313,715,799
                                    --------------      --------------    ----------------       ----------------
                                    --------------      --------------    ----------------       ----------------

     SPECIAL GROWTH
       CLASS S
       Proceeds from shares sold         2,950,995           4,899,155    $    142,158,320       $    218,414,199
       Proceeds from reinvestment
         of distributions                  187,374           1,184,723           8,815,920             51,369,028
       Payments for shares redeemed     (1,868,927)         (3,197,051)        (90,908,561)          (141,074,274)
                                    --------------      --------------    ----------------       ----------------
       Net increase (decrease)           1,269,442           2,886,827          60,065,679            128,708,953
                                    --------------      --------------    ----------------       ----------------

       CLASS E (b)
       Proceeds from shares sold            19,422              52,918             922,768              2,414,652
       Proceeds from reinvestment
         of distributions                       --                   2                  16                     99
       Payments for shares redeemed        (10,321)             (5,846)           (493,515)              (276,164)
                                    --------------      --------------    ----------------       ----------------
       Net increase (decrease)               9,101              47,074             429,269              2,138,587
                                    --------------      --------------    ----------------       ----------------
       Total net increase (decrease)     1,278,543           2,933,901    $     60,494,948       $    130,847,540
                                    --------------      --------------    ----------------       ----------------
                                    --------------      --------------    ----------------       ----------------


     (a) Share transactions for Class E for the year ended December 31, 1997 are for the period May 27, 1997 (commencement of sale of shares) to December 31, 1997.
     (b)  Effective May 18, 1998, Class C was renamed Class E.


124  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY


                                                     SHARES                               DOLLARS
                                   -------------------------------------- ----------------------------------------
                                    FOR THE SIX MONTHS    FOR THE YEAR      FOR THE SIX MONTHS       FOR THE YEAR
                                   ENDED JUNE 30, 1998       ENDED         ENDED JUNE 30, 1998          ENDED
                                       (UNAUDITED)      DECEMBER 31, 1997      (UNAUDITED)       DECEMBER 31, 1997
                                   -------------------  ----------------- ---------------------  -----------------
     EQUITY INCOME
       CLASS S
       Proceeds from shares sold         1,255,315           1,660,711    $     53,523,552       $     73,122,240
       Proceeds from reinvestment
         of distributions                  219,920             911,813           9,068,151             36,860,520
       Payments for shares redeemed       (745,573)         (1,899,151)        (32,062,124)           (84,411,404)
                                    --------------      --------------    ----------------       ----------------
       Net increase (decrease)             729,662             673,373          30,529,579             25,571,356
                                    --------------      --------------    ----------------       ----------------

       CLASS E (b)
       Proceeds from shares sold             7,163              11,673             317,703                500,212
       Proceeds from reinvestment
         of distributions                        1                   4                  48                    177
       Payments for shares redeemed         (2,182)             (6,565)            (94,703)              (288,276)
                                    --------------      --------------    ----------------       ----------------
       Net increase (decrease)               4,982               5,112             223,048                212,113
                                    --------------      --------------    ----------------       ----------------
       Total net increase (decrease)       734,644             678,485    $     30,752,627       $     25,783,469
                                    --------------      --------------    ----------------       ----------------
                                    --------------      --------------    ----------------       ----------------

     QUANTITATIVE EQUITY
       CLASS S
       Proceeds from shares sold         6,030,662           9,083,437    $    237,914,410       $    338,711,998
       Proceeds from reinvestment
         of distributions                  530,117           3,377,853          20,337,558            119,025,818
       Payments for shares redeemed     (4,263,407)         (5,466,417)       (169,579,331)          (203,662,362)
                                    --------------      --------------    ----------------       ----------------
       Net increase (decrease)           2,297,372           6,994,873          88,672,637            254,075,454
                                    --------------      --------------    ----------------       ----------------

       CLASS E (b)
       Proceeds form shares sold            18,607              57,845             747,693              2,137,628
       Proceeds from reinvestment
         of distributions                       --                   3                  18                    102
       Payments for shares redeemed        (12,585)             (3,888)           (497,211)              (155,726)
                                    --------------      --------------    ----------------       ----------------
       Net increase (decrease)               6,022              53,960             250,500              1,982,004
                                    --------------      --------------    ----------------       ----------------
       Total net increase (decrease)     2,303,394           7,048,833    $     88,923,137       $    256,057,458
                                    --------------      --------------    ----------------       ----------------
                                    --------------      --------------    ----------------       ----------------

     INTERNATIONAL SECURITIES
       CLASS S
       Proceeds from shares sold         3,073,083           5,602,508    $    185,040,737       $    329,786,927
       Proceeds from reinvestment
         of distributions                   44,754             778,773           2,611,288             42,316,642
       Payments for shares redeemed     (2,695,073)         (3,744,190)       (162,841,543)          (219,850,134)
                                    --------------      --------------    ----------------       ----------------
       Net increase (decrease)             422,764           2,637,091          24,810,482            152,253,435
                                    --------------      --------------    ----------------       ----------------


       CLASS E (b)
       Proceeds from shares sold             6,124              15,385             370,870                911,652
       Proceeds from reinvestment
         of distributions                       --                   1                   3                     48
       Payments for shares redeemed         (2,914)             (2,782)           (173,240)              (161,903)
                                    --------------      --------------    ----------------       ----------------
       Net increase (decrease)               3,210              12,604             197,633                749,797
                                    --------------      --------------    ----------------       ----------------
       Total net increase (decrease)       425,974           2,649,695    $     25,008,115       $    153,003,232
                                    --------------      --------------    ----------------       ----------------
                                    --------------      --------------    ----------------       ----------------


     (b) Effective May 18, 1998, Class C was renamed Class E.


                                             Notes to Financial Statements  125

FRANK RUSSELL INVESTMENT COMPANY


                                                     SHARES                                    DOLLARS
                                   --------------------------------------    --------------------------------------------
                                    FOR THE SIX MONTHS    FOR THE YEAR        FOR THE SIX MONTHS         FOR THE YEAR
                                   ENDED JUNE 30, 1998       ENDED           ENDED JUNE 30, 1998             ENDED
                                       (UNAUDITED)      DECEMBER 31, 1997         (UNAUDITED)         DECEMBER 31, 1997
                                   -------------------  -----------------    ---------------------  ---------------------
     DIVERSIFIED BOND
       CLASS S
       Proceeds from shares sold            7,720,398          12,348,179    $       181,913,823    $        285,135,050
       Proceeds from reinvestment
         of distributions                     486,301           1,005,608             11,413,737             23,212,199
       Payments for shares redeemed        (4,633,095)         (8,175,529)          (109,148,930)          (188,567,724)
                                     -----------------  -----------------    -------------------    --------------------
       Net increase (decrease)              3,573,604           5,178,258             84,178,630            119,779,525
                                     -----------------  -----------------    -------------------    --------------------

       CLASS E (b)
       Proceeds from shares sold               72,493              71,904              1,750,606               1,676,993
       Proceeds from reinvestment
         of distributions                           1                   1                     17                      14
       Payments for shares redeemed           (37,202)            (11,128)              (890,008)               (260,392)
                                     -----------------  -----------------    -------------------    --------------------
       Net increase (decrease)                 35,292              60,777                860,615               1,416,615
                                     -----------------  -----------------    -------------------    --------------------
       Total net increase (decrease)        3,608,896           5,239,035    $        85,039,245    $        121,196,140
                                     -----------------  -----------------    -------------------    --------------------
                                     -----------------  -----------------    -------------------    --------------------

     VOLATILITY CONSTRAINED BOND
       CLASS S
       Proceeds from shares sold            2,678,972           4,531,595    $        51,101,263    $         86,343,467
       Proceeds from reinvestment
         of distributions                     171,750             318,828              3,269,608               6,058,603
       Payments for shares redeemed        (2,038,939)         (4,334,448)           (38,880,533)            (82,601,508)
                                     -----------------  -----------------    -------------------    --------------------
       Total net increase (decrease)          811,783             515,975    $        15,490,338    $          9,800,562
                                     -----------------  -----------------    -------------------    --------------------
                                     -----------------  -----------------    -------------------    --------------------

     MULTISTRATEGY BOND
       CLASS S
       Proceeds from shares sold           13,197,534          19,095,215    $       136,061,616    $        195,040,097
       Proceeds from reinvestment
         of distributions                   1,073,173           2,374,546             11,032,592              24,254,657
       Payments for shares redeemed        (6,366,477)         (9,058,823)           (65,637,682)            (92,355,378)
                                     -----------------  -----------------    -------------------    --------------------
       Total net increase (decrease)        7,904,230          12,410,938    $        81,456,526    $        126,939,376
                                     -----------------  -----------------    -------------------    --------------------
                                     -----------------  -----------------    -------------------    --------------------


         There was no activity in Class E shares for Volatility Constrained Bond and Multistrategy Bond Funds.

     (b) Effective May 18, 1998, Class C was renamed Class E.

7.   DIVIDENDS
     On July 2, 1998, the Board of Trustees declared the following dividends from net investment income payable on July 7, 1998, to shareholders of record on July 2, 1998:



     Diversified Equity - Class S       $    0.0752    Diversified Bond - Class S         $    0.1153
     Diversified Equity - Class E            0.0177    Diversified Bond - Class E              0.1095
     Equity Income - Class S                 0.1279    Multistrategy Bond - Class S            0.0486
     Equity Income - Class E                 0.0748    Volatility Constrained - Class S        0.0842
     Quantitative Equity - Class S           0.0711
     Quantitative Equity - Class E           0.0237



126  Notes to Financial Statements

FRANK RUSSELL INVESTMENT COMPANY

8.   BENEFICIAL INTEREST

     The following Funds or Class of shares have a shareholder with an interest greater than 10% of the total outstanding shares as of June 30, 1998:
     Diversified Bond - Class S 15.7%, Diversified Bond - Class E 81.3% and 18.7%, Diversified Equity - Class E 99.1%, Special Growth Fund - Class E 93.8%, Equity Income - Class E 40.4% and 59.4%, International Securities - Class E 61.1% and 38.9% and Quantitative Equity - Class E 71.9% and 28.1%.

9.   SUBSEQUENT EVENTS

     On August 10, 1998, Frank Russell Company entered into an agreement with The Northwestern Mutual Life Insurance Co., an insurance organization, pursuant to which Northwestern Mutual Life will acquire all of the outstanding common stock of Frank Russell Company.

FRANK RUSSELL INVESTMENT COMPANY
909 A Street, Tacoma, Washington 98402
(800) 832-6688
In Washington (253) 627-7001


TRUSTEES
     George F. Russell, Jr., Chairman
     Lynn L. Anderson
     Paul E. Anderson
     Paul Anton, PhD
     William E. Baxter
     Lee C. Gingrich
     Eleanor W. Palmer

OFFICERS
     Lynn L. Anderson, President and Chief Executive Officer
     Peter Apanovitch, Manager of Short Term Investment Funds
     Mark E. Swanson, Treasurer and Chief Accounting Officer
     Randall P. Lert, Director of Investments
     Karl Ege, Secretary and General Counsel

MANAGER AND TRANSFER AGENT
     Frank Russell Investment Management Company
     909 A Street
     Tacoma, WA  98402

CONSULTANT
     Frank Russell Company
     909 A Street
     Tacoma, WA  98402

CUSTODIAN
     State Street Bank and Trust Company
     1776 Heritage Drive
     North Quincy, MA  02171

OFFICE OF SHAREHOLDER INQUIRIES
     909 A Street
     Tacoma, WA  98402
     (800) RUSSEL4
     (800) 787-7354

LEGAL COUNSEL
     Stradley, Ronon, Stevens & Young, LLP
     2600 - One Commerce Square
     Philadelphia, PA  19103-7098

INDEPENDENT ACCOUNTANTS
     PricewaterhouseCoopers LLP
     One Post Office Square
     Boston, MA  02109

DISTRIBUTOR
     Russell Fund Distributors, Inc.
     909 A Street
     Tacoma, WA  98402

MONEY MANAGERS
DIVERSIFIED EQUITY
     Alliance Capital Management L.P., Minneapolis, MN
     Barclays Global Investors, N.A., San Francisco, CA
     Equinox Capital Management, Inc., New York, NY
     INVESCO Capital Management, Inc., Atlanta, GA
     Lincoln Capital Management Company, Chicago, IL
     Morgan Stanley Asset Management, Inc., New York, NY
     Peachtree Asset Management, Atlanta, GA
     Schneider Capital Management, Wayne, PA
     Suffolk Capital Management, Inc., New York, NY
     Trinity Investment Management Corporation, Boston, MA

SPECIAL GROWTH
     Delphi Management, Inc., Boston, MA
     Fiduciary International, Inc., New York, NY
     GlobeFlex Capital, L.P., San Diego, CA
     Jacobs Levy Equity Management, Inc., Roseland, NJ
     Sirach Capital Management, Inc., Seattle, WA
     Wellington Management Company LLP, Boston, MA

EQUITY INCOME
     Brandywine Asset Management, Inc., Wilmington, DE
     Equinox Capital Management, Inc., New York, NY
     Trinity Investment Management Corporation, Boston, MA

QUANTITATIVE EQUITY
     Barclays Global Investors, N.A., San Francisco, CA
     Franklin Portfolio Associates, LLC, Boston, MA
     J.P. Morgan Investment Management, Inc., New York, NY

INTERNATIONAL SECURITIES
     J.P. Morgan Investment Management, Inc., New York, NY
     Marathon Asset Management Limited, London, England
     Mastholm Asset Management, LLC, Bellevue, WA
     Oechsle International Advisors, Boston, MA
     Rowe Price-Fleming International, Inc., Baltimore, MD
     Sanford C. Bernstein & Co., Inc., New York, NY
     The Boston Company Asset Management, Inc., Boston, MA

DIVERSIFIED BOND
     Lincoln Capital Management Company, Chicago, IL
     Pacific Investment Management Company, Newport Beach, CA
     Standish, Ayer & Wood, Inc., Boston, MA

VOLATILITY CONSTRAINED BOND
     BlackRock Financial Management, New York, NY
     Standish, Ayer & Wood, Inc., Boston, MA
     STW Fixed Income Management, Hamilton, Bermuda

MULTISTRATEGY BOND
     BEA Associates, Inc., New York, NY
     Pacific Investment Management Company, Newport Beach, CA
     Standish, Ayer & Wood, Inc., Boston, MA

THIS REPORT IS PREPARED FROM THE BOOKS AND RECORDS OF THE FUNDS AND IS SUBMITTED FOR THE GENERAL INFORMATION OF SHAREHOLDERS AND IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS UNLESS ACCOMPANIED OR PRECEDED BY AN EFFECTIVE PROSPECTUS. NOTHING HEREIN CONTAINED IS TO BE CONSIDERED AN OFFER OF SALE OR A SOLICITATION OF AN OFFER TO BUY SHARES OF FRANK RUSSELL INVESTMENT COMPANY. SUCH OFFERING IS MADE ONLY BY PROSPECTUS, WHICH INCLUDES DETAILS AS TO OFFERING PRICE AND OTHER MATERIAL INFORMATION.

128  Manager, Money Managers and Service Providers